As filed with the Securities and Exchange Commission on May 1, 2007

                                                              File No. 002-78020

                                                                       811-03488
================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             -----------------------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

  Pre-Effective Amendment No.                                                [ ]
  Post-Effective Amendment No. 48                                            [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

  Amendment No. 100                                                          [X]

                        (Check appropriate box or boxes.)
                             -----------------------

                   Phoenix Life Variable Accumulation Account
             (f/k/a Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                             -----------------------

                         Phoenix Life Insurance Company
               (f/k/a Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                             -----------------------

               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
                         (Depositor's Telephone Number,
                              including Area Code)

                             -----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                             Hartford, CT 06102-5056

                     (Name and Address of Agent for Service)

                             -----------------------

Approximate Date of Proposed Public Offering: as soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2007 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on ____________ pursuant to paragraph (a)(1) of Rule 485 If appropriate, check the following box:
[ ] this Post-Effective Amendment designates a new effective date for a previously file Post-Effective Amendment.


                             -----------------------
    Title of Securities Being Registered: Deferred variable annuity contracts

================================================================================

                                     PART A

                    VERSION B IS NOT AFFECTED BY THIS FILING

                                                                     [VERSION A]

     GROUP STRATEGIC EDGE(R)                                THE BIG EDGE PLUS(R)
THE BIG EDGE CHOICE(R) FOR NEW YORK                               BIG EDGE

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


PROSPECTUS                                                           MAY 1, 2007


    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI is available on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS,            [envelope]  PHOENIX LIFE INSURANCE COMPANY
PLEASE CONTACT:                                   ANNUITY OPERATIONS DIVISION
                                                  PO Box 8027
                                                  Boston, MA 02266-8027
                                      [telephone] TEL. 800/541-0171

                                TABLE OF CONTENTS
Heading                                                                     Page
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS..................................................    3
SUMMARY OF EXPENSES........................................................    4
CONTRACT SUMMARY ..........................................................   10
FINANCIAL HIGHLIGHTS.......................................................   11
FINANCIAL STATEMENTS.......................................................   11
PERFORMANCE HISTORY........................................................   12
THE VARIABLE ACCUMULATION ANNUITY..........................................   12
PHOENIX AND THE SEPARATE ACCOUNT...........................................   12
THE VARIABLE INVESTMENT OPTIONS ...........................................   12
   Administrative, Marketing and Support Service Fees......................   13
GIA........................................................................   13
DEDUCTIONS AND CHARGES.....................................................   14
   Guaranteed Minimum Income Benefit Rider Fee.............................   14
   Surrender Charges ......................................................   14
   Tax ....................................................................   14
   Charges for Mortality and Expense Risks ................................   15
   Charges for Administrative Services ....................................   15
   Other Charges ..........................................................   15
THE ACCUMULATION PERIOD....................................................   15
   Accumulation Units .....................................................   15
   Accumulation Unit Values ...............................................   16
   Purchase of Contracts ..................................................   16
   Additional Programs ....................................................   16
  Optional Benefits........................................................   18
   Payment Upon Death After Maturity Date..................................   20
   Surrender of Contract and Withdrawals ..................................   20
   Contract Termination....................................................   21
   Payment Upon Death Before Maturity Date.................................   21
BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS..................................   21
   Surrender Charges.......................................................   21
   Daily Administrative Fee................................................   22
   Maturity Date...........................................................   22
   Ownership of the Contract...............................................   22
   Payment Upon Death Before Maturity Date.................................   22
   Transfers...............................................................   22
GROUP STRATEGIC EDGE(R) CONTRACTS..........................................   22
   Allocated Group Contracts ..............................................   23
   Unallocated Group Contracts ............................................   23
INTERNET, INTERACTIVE VOICE RESPONSE AND
   TELEPHONE TRANSFERS ....................................................   24
MARKET TIMING AND OTHER DISRUPTIVE TRADING.................................   24
THE ANNUITY PERIOD.........................................................   26
   Annuity Payments........................................................   26
   Annuity Payment Options ................................................   26
   Other Options and Rates.................................................   28
   Other Conditions .......................................................   28
   Payment Upon Death After Maturity Date .................................   28
VARIABLE ACCOUNT VALUATION PROCEDURES......................................   28
   Valuation Date..........................................................   28
   Valuation Period........................................................   28
   Accumulation Unit Value.................................................   28
   Net Investment Factor...................................................   29
MISCELLANEOUS PROVISIONS ..................................................   29
   Assignment..............................................................   29
   Payment Deferral .......................................................   29
   Free Look Period........................................................   29
   Amendments to Contracts ................................................   29
   Substitution of Fund Shares ............................................   29
   Ownership of the Contract ..............................................   29
FEDERAL INCOME TAXES ......................................................   30
   Introduction ...........................................................   30
   Income Tax Status.......................................................   30
   Taxation of Annuities in General--Nonqualified Plans ...................   30
   Additional Considerations...............................................   31
   Owner Control...........................................................   32
   Diversification Standards...............................................   32
   Taxation of Annuities in General--Qualified Plans.......................   33
SALES OF VARIABLE ACCUMULATION CONTRACTS ..................................   36
SERVICING AGENT............................................................   37
STATE REGULATION ..........................................................   37
REPORTS ...................................................................   37
VOTING RIGHTS .............................................................   37
TEXAS OPTIONAL RETIREMENT PROGRAM .........................................   37
THE PHOENIX COMPANIES, INC. -
   LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES............................   37
SAI TABLE OF CONTENTS......................................................   38
APPENDIX A - INVESTMENT OPTIONS............................................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES..........................................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS..........................................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.


ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one Accumulation Unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one Accumulation Unit on any subsequent Valuation Date is determined by multiplying the immediately preceding Accumulation Unit Value by the applicable Net Investment Factor for the Valuation Period ending on such Valuation Date.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

CLAIM DATE: The contract value next determined following receipt of due proof.

CONTRACT: The deferred variable accumulation annuity contracts described in this prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually, the person or entity, to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. A husband and wife may be designated as joint owners, and if such a joint owner dies, the other joint owner becomes the sole owner of the contract. If no owner is named, the annuitant will be the owner.

CONTRACT VALUE: Prior to the Maturity Date, the sum of all Accumulation Units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all Accumulation Units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, less any Loan Debt.

GROUP CONTRACT: The deferred variable accumulation annuity contract, offered to employers or trusts to fund tax-qualified plans for groups of participants, described in this prospectus.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

MATURITY DATE: The date elected by the owner when annuity payments will begin. The elected date is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

[diamond] Contracts with a Maturity Date in the first contract year--$10,000


NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series' outstanding shares.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.

--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Surrender Charge (1) (as a percentage of amount surrendered) for the following contracts:

    BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) - ALLOCATED
    ---------------------------------------------------------------
       Age of Payment in Complete Years 0.................     6%
       Age of Payment in Complete Years 1.................     5%
       Age of Payment in Complete Years 2.................     4%
       Age of Payment in Complete Years 3.................     3%
       Age of Payment in Complete Years 4.................     2%
       Age of Payment in Complete Years 5.................     1%
       Age of Payment in Complete Years 6 and thereafter..    None
    GROUP STRATEGIC EDGE(R) - UNALLOCATED
    -------------------------------------

       Age of Payment in Complete Years 0.................     6%
       Age of Payment in Complete Years 4.................     6%
       Age of Payment in Complete Years 5.................     5%        This table describes the fees and expenses
       Age of Payment in Complete Years 6.................     4%        that you will pay at the time that you
       Age of Payment in Complete Years 7.................     3%        surrender the contract or transfer value
       Age of Payment in Complete Years 8.................     2%        between the subaccounts. State premium
       Age of Payment in Complete Years 9.................     1%        taxes may also be deducted.
       Age of Payment in Complete Years 10+...............    None

    BIG EDGE CHOICE(R) FOR NEW YORK
       Age of Payment in Complete Years 0.................     7%
       Age of Payment in Complete Years 1.................     6%
       Age of Payment in Complete Years 2.................     5%
       Age of Payment in Complete Years 3.................     4%
       Age of Payment in Complete Years 4.................     3%
       Age of Payment in Complete Years 5.................     2%
       Age of Payment in Complete Years 6.................     1%
       Age of Payment in Complete Years 7+................    None
    Transfer Charge (2)

       Current ...........................................    None
       Maximum............................................    $20

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL CONTRACT FEE(3)

    BIG EDGE, BIG EDGE PLUS(R) AND BIG EDGE CHOICE(R) FOR NEW YORK
    ---------------------------------------------------------------
    Maximum fee...........................................    $35
    GROUP STRATEGIC EDGE(R) - ALLOCATED
    -----------------------------------
    Current fee per participant...........................    $15
    Maximum fee per participant...........................    $30
    GROUP STRATEGIC EDGE(R) - UNALLOCATED
    -------------------------------------                                This table describes the fees and expenses
    Current fee per group contract........................   $300        that you will pay periodically during
    Maximum fee per group contract .......................   $500        the time that you own the contract, not
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a                           including annual fund fees and expenses.
    percentage of average account value) for the following contracts:
    BIG EDGE


    Mortality and Expense Risk Fee........................  1.250%
    Daily Administrative Fee..............................  0.000%
                                                            ------
    Total Separate Account Annual Expenses................  1.250%

--------------------------------------------------------------------------------
(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn if the premium has not been held under the contract for a certain period of time. See "Deductions and Charges-- Surrender Charges."

(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."


(3) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."

--------------------------------------------------------------------------------
    BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R) (ALLOCATED & UNALLOCATED)
    --------------------------------------------------------------------
    Mortality and Expense Risk Fee........................   1.250%
    Daily Administrative Fee..............................   0.000%
                                                             ------
    Total Separate Account Annual Expenses................   1.250%

    BIG EDGE CHOICE(R) FOR NEW YORK
    -------------------------------
    Mortality and Expense Risk Fee........................   1.250%
    Daily Administrative Fee..............................   0.125%
                                                             ------
    Total Separate Account Annual Expenses................   1.375%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                   This  table  shows  the  minimum  and  maximum  total  operating
                                        Minimum      Maximum     expenses, as a percentage of daily net assets, for the year ended
                                        -------      -------     12/31/06 charged by the fund companies that you may pay
    Total Annual Fund Operating Expenses                         periodically during the time that you own the contract. More detail
    (expenses that are deducted from the                         concerning the funds' fees and total and net fund operating
    fund assets include management fees,                         expenses can be found after the Expense  Examples and are contained
    12b-1 fees and other expenses) ...    0.28%        5.12%     in the fund prospectuses.
------------------------------------------------------------------------------------------------------------------------------------

                              OPTIONAL BENEFIT FEES
                              ---------------------

          This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the annual Separate Account Expenses.

--------------------------------------------------------------------------------
           BIG EDGE, BIG EDGE PLUS,(R) BIG EDGE CHOICE(R) FOR NEW YORK
           -----------------------------------------------------------
--------------------------------------------------------------------------------

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) RIDER FEE(1) (as a percentage of the guaranteed annuitization value)
Current..........................................    .60%
Maximum..........................................    1.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXPENSE EXAMPLES

    If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:
    BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R)
    (ALLOCATED & UNALLOCATED)


             1 Year       3 Years     5 Years    10 Years        These examples are intended to help you compare the cost of
             --------------------------------------------        investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner
             $1,257      $2,473      $3,639      $6,563          transaction expenses, contract fees, separate account annual
    BIG EDGE CHOICE(R) FOR NEW YORK                              expenses, maximum of all applicable riders and benefit fees, and
    -------------------------------                              the maximum fund fees and expenses that were charged for the year
             1 Year       3 Years     5 Years    10 Years        ended 12/31/06.
             --------------------------------------------
             $1,372      $2,620      $3,797      $6,633          The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your
    If you do not surrender or annuitize your contract at        investment has a 5% return each year and assumes the maximum fees
    the end of the applicable time period, your maximum          and expenses of any of the funds and that you have allocated all of
    costs would be:                                              your contract value to the fund with the maximum total operating expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are shown in the table to the
    BIG EDGE, BIG EDGE PLUS,(R) GROUP STRATEGIC EDGE(R)          left.
    (ALLOCATED & UNALLOCATED)
    ---------------------------------------------------
             1 Year       3 Years     5 Years    10 Years
             --------------------------------------------
              $730       $2,138      $3,479      $6,563
    BIG EDGE CHOICE(R) FOR NEW YORK
             1 Year       3 Years     5 Years    10 Years
             --------------------------------------------
             $742        $2,170      $3,527      $6,633

--------------------------------------------------------------------------------


(1) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)
This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

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                                                                Rule                Acquired   Total                    Total Net
                                                  Investment  12b-1 or    Other       Fund     Annual    Contractual     Annual
                                                  Management   Service  Operating   Fees and    Fund    Reimbursements    Fund
             Series                                  Fee        Fees     Expenses   Expenses  Expenses   & Waivers      Expenses
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61      0.00        0.30       0.00       0.91        0.00       0.91(1)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                            0.61      0.00        0.28       0.02(2)    0.91        0.00       0.91(1)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                    0.72      0.00        0.32       0.02(2)    1.06        0.00       1.06(1)
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.81      0.00        0.17       0.00       0.98        0.35       0.945(3)
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                             0.29      0.00        0.00       0.00       0.29       (0.01)      0.28(4)
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60      0.00        0.39       0.00       0.99        0.00       0.99(18)
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                   0.60      0.00        0.42       0.00       1.02        0.00       1.02(18)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                 0.57      0.10        0.09       0.00       0.76        0.00       0.76(5,18)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio          0.57      0.10        0.15       0.00       0.82        0.00       0.82(6,18)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                        0.57      0.10        0.11       0.00       0.78        0.00       0.78(5,7,18)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio         0.32      0.10        0.12       0.00       0.54        0.00       0.54
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                      0.46      0.25        0.01       0.00       0.72        0.00       0.72(8)
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap Portfolio                0.75      0.25        0.18       0.00       1.18        0.00       1.18
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                 0.50      0.00        0.46       0.00       0.96       (0.06)      0.90(9)
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio              0.48      0.00        0.39       0.00       0.87        0.00       0.87
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                  0.74      0.00        0.38       0.00       1.12        0.00       1.12
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60      0.25        0.21       0.00       1.06        0.00       1.06
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio              1.15      0.25        0.60       0.00       2.00       (0.60)      1.40(10)
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio              0.85      0.25        0.15       0.00       1.25        0.00       1.25
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA             0.64      0.25        0.03       0.00       0.92        0.00       0.92
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                0.63      0.25        0.03       0.00       0.91        0.00       0.91
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA            0.74      0.25        0.01       0.00       1.00        0.00       1.00
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                        0.68      0.00        0.24       0.00       0.92        0.00       0.92(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                     0.70      0.00        0.27       0.00       0.97       (0.06)      0.91(11a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                        0.80      0.00        0.35       0.00       1.15       (0.01)      1.14(11d)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                          0.40      0.00        0.26       0.00       0.66       (0.01)      0.65(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series             0.50      0.00        0.24       0.00       0.74        0.00       0.74(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series          0.50      0.00        0.38       0.00       0.88       (0.18)      0.70(11b)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                  0.59      0.00        0.25       0.00       0.84       (0.01)      0.83(11c)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                Rule                Acquired   Total                    Total Net
                                                  Investment  12b-1 or    Other       Fund     Annual    Contractual     Annual
                                                  Management   Service  Operating   Fees and    Fund    Reimbursements    Fund
             Series                                  Fee        Fees     Expenses   Expenses  Expenses   & Waivers      Expenses
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Phoenix-Aberdeen International Series                0.75      0.00        0.26       0.00       1.01        0.00       1.0(11d)
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Phoenix-Alger Small-Cap Growth Series                0.85      0.00        0.42       0.00       1.27       (0.27)      1.00(11a)
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Phoenix-Duff & Phelps Real Estate Securities
  Series                                             0.75      0.00        0.27       0.00       1.02        0.00       1.02(11e)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
  Aggressive Growth                                  0.40      0.25        1.02       0.3112b    1.98       (0.97)      1.01(12a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
  Growth                                             0.40      0.25        0.93       0.1412b    1.72       (0.88)      0.84(12a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
  Moderate                                           0.40      0.25        2.45       0.1912b    3.29       (2.40)      0.89(12a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
  Moderate Growth                                    0.40      0.25        1.34       0.1512b    2.14       (1.29)      0.85(12a)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
  Value Series                                       1.05      0.00        0.28       0.00       1.33       (0.02)      1.31(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
  Series                                             1.05      0.00        0.31       0.00       1.36       (0.05)      1.31(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                   0.70      0.00        0.30       0.00       1.00       (0.05)      0.95(11c)
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series           0.45      0.00        0.32       0.00       0.77       (0.14)      0.63(11a)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturnTM Strategy
  Portfolio                                          0.49      0.25        0.25       0.03(2)    1.02       (0.03)      0.99(13,14)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                      0.25      0.25        0.25       0.00       0.75        0.00       0.75
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                     0.25      0.25        0.25       0.00       0.75        0.00       0.75(15)
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Rydex Variable Trust Inverse Government
  Long Bond Fund                                     0.90      0.00        4.22       0.00       5.12        0.00       5.12
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75      0.00        0.73       0.00       1.48        0.00       1.48
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90      0.00        0.74       0.00       1.64        0.00       1.64
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund         1.23      0.25        0.24       0.00       1.72        0.00       1.72
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.63      0.25        0.15       0.03(2)    1.06       (0.03)      1.03(16)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund               0.62      0.25        0.23       0.01(2)    1.11       (0.01)      1.10(16)
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                     0.74      0.25        0.04       0.00       1.03        0.00       1.03(8)
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio           0.43      0.35        0.30       0.00       1.08        0.00       1.08(18)
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                          0.99      0.00        0.20       0.00       1.19        0.00       1.19
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       0.91      0.00        0.10       0.00       1.01        0.00       1.01
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.85      0.00        0.09       0.00       0.94        0.00       0.94
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.90      0.00        0.05       0.00       0.95        0.00       0.95
------------------------------------------------------------------------------------------------------------------------------------


(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8) The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

 Expense Cap %                   Expense Cap %                    Expense Cap %
 a        0.15                   c        0.25                    e         0.35
 b        0.20                   d        0.30

12a The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

(12b) As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15)   Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

                                                                         Net
                                                                     Annual Fund
                         Fund                       Reimbursements     Expenses
Federated Fund for U.S. Government Securities II        (0.27)           0.72
Federated High Income Bond Fund II                      (0.25)           0.77
Fidelity VIP Contrafund(R) Portfolio                    (0.01)           0.75
Fidelity VIP Growth Opportunities Portfolio             (0.04)           0.78
Fidelity VIP Growth Portfolio                           (0.01)           0.77
Van Kampen UIF Equity and Income Portfolio              (0.30)           0.78

CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


OVERVIEW


    The contract is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options both variable and fixed. Investments in the subaccounts provide returns that are variable and depend upon the performance of the underlying funds, and the owner assumes the risk of gain or loss according to the performance of the underlying funds. Allocations to the GIA produce guaranteed interest earnings subject to certain conditions. There is no guarantee that on the maturity date the contract value will equal or exceed payments made under the contract.


    You also may select from many different variable and fixed annuity payout options, some of which offer retirement income payments that you cannot outlive. See "The Annuity Period--Annuity Options."


INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the minimum initial payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the minimum initial payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE


[diamond] Premium payments are invested in one or more of the subaccounts and the GIA. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a professionally managed fund.

[diamond] Prior to the Maturity Date, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."


[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond] Payments and transfers to the GIA are subject to the Maximum GIA
          Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum - 4% for individual contracts and 3% for group contracts).

[diamond] You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."


WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial surrender without a surrender charge. After that, you can surrender up to 10% of the contract value as of the last contract anniversary without a surrender charge.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEATH BENEFIT
    The contract provides for payment on the death of the owner or the annuitant anytime before the maturity date of the contract.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE

[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."


[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. No deduction for surrender charges is taken after the annuity period has begun, unless you make unscheduled withdrawals under Annuity Payment Options K or L.


[diamond] A declining surrender charge is assessed on withdrawals in excess of the 10% of the account value, based on the date the premium payments are deposited:

BIG EDGE, BIG EDGE PLUS(R) AND GROUP STRATEGIC EDGE(R) - ALLOCATED CONTRACTS:

--------------------------------------------------------------------------------
Percent                      6%      5%      4%      3%     2%      1%      0%
--------------------------------------------------------------------------------
Age of Payment in            0       1       2       3      4       5       6
Complete Years
--------------------------------------------------------------------------------

GROUP STRATEGIC EDGE(R) - UNALLOCATED CONTRACTS:

--------------------------------------------------------------------------------
Percent                      6%      5%      4%      3%     2%      1%      0%
--------------------------------------------------------------------------------
Age of Payment in          0 - 4     5       6       7       8       9     10+
Complete Years
--------------------------------------------------------------------------------

BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS:

--------------------------------------------------------------------------------
Percent                     7%     6%     5%     4%     3%     2%     1%     0%
--------------------------------------------------------------------------------
Age of Payment in           0      1      2      3      4      5      6     7+
Complete Years
--------------------------------------------------------------------------------

[diamond] Taxes-- taken from the contract value upon premium payment or commencement of annuity payments.

          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

    See "Deductions and Charges--Surrender Charges" for a detailed discussion.

FROM THE SEPARATE ACCOUNT
[diamond] The daily administrative fee--currently 0.125% annually. Applies to individual contracts issued in New York on or after May 1, 1997. See "Big Edge Choice(R) for New York--Daily Administrative Fee."

[diamond] Mortality and expense risk fee--1.25% annually. See "Charges for Mortality and Expense Risks."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.


ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied you may return it within ten days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    For more information, see "Free Look Period."


TERMINATION

    If on any valuation date the total contract value equals zero, or, the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C.


    More information, including the Separate Account and Company financial statements, is in the SAI and the Annual Report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.

THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts which will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary according to the investment experience of the variable investment options selected. However, a fixed annuity may be elected, in which case, the amounts held under a Contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive and administrative office is at One American Row, Hartford, Connecticut 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision of the management or investment practices or policies of the Account or Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the Phoenix general account (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see the section titled, "GIA."


THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the

Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The Company and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the Contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses.

     For additional information concerning the available investment options, please see Appendix A.

GIA
--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:       25% of the total value
[diamond] Year Two:       33% of remaining value
[diamond] Year Three:     50% of remaining value
[diamond] Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures, however, may be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
(BIG EDGE, BIG EDGE PLUS,(R) BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS ONLY)

    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.


    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount and GIA bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the contract value on the date the rider fee is deducted.

SURRENDER CHARGES

    A surrender charge may apply to partial withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and on death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. Also, no surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Option K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

--------------------------------------------------------------------------------
Percent                    6%      5%      4%      3%     2%      1%      0%
--------------------------------------------------------------------------------
Age of Payment in          0       1       2       3      4       5       6+
Complete Years
--------------------------------------------------------------------------------

    Amounts deducted to pay partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as premium payment tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

CHARGES FOR MORTALITY AND EXPENSE RISKS
    While you bear the investment risk of the series in which you invest, once the contract has been converted to a fixed annuity, the annuity payments are guaranteed by us. We assume the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that our expenses may be higher than the deductions for such expenses.

    In assuming the mortality risk, we agree to continue life annuity payments, determined in accordance with the annuity tables and other provisions of the contract, to the annuitant or other payee for as long as he or she may live.

    To compensate for assuming these risks, we currently charge each subaccount the daily equivalent of .40% annually of the current value of the subaccount's net assets for mortality risks assumed and the daily equivalent of .85% annually for expense risks assumed. (See the contract schedule pages.) No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual insurance underwriting costs and excess administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to Phoenix.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.

CHARGES FOR ADMINISTRATIVE SERVICES
    We are responsible for administering the contract. In doing so, we maintain an account for each owner and annuitant, make all disbursements of benefits, furnish administrative and clerical services for each contract. We also make disbursements to pay obligations chargeable to the Separate Account, maintain the accounts, records and other documents relating to the business of the Separate Account required by regulatory authorities, maintain the registration and qualification of the Account under laws administered by the SEC, prepare and distribute notices and reports to owners, and the like. We also reimburse Phoenix Equity Planning Corporation ("PEPCO") for any expenses incurred by it as "principal underwriter."

    To cover certain of its costs of administration, such as preparation of billings and statements of account, Phoenix generally charges each contract $35 each year prior to the contract's maturity date. A reduced charge may apply in certain situations. This charge is deducted from each subaccount and the GIA in which you are invested on a pro rata basis. This charge may be decreased but will never increase. This charge is deducted on the contract anniversary date for services rendered during the preceding contract year. Upon surrender of a contract, the entire annual administrative charge of $35 is deducted regardless of when the surrender occurs.

    If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the Maturity Date will be deducted from each annuity payment in equal amounts.

    We may reduce the annual administrative charges for contracts issued under tax-qualified plans other than IRAs, and for group or sponsored arrangements such as Internal Revenue Code Section 403(b) or 457 Plans. Generally, administrative costs per contract vary with the size of the group or sponsored arrangement, its stability as indicated by its term of existence and certain characteristics of its members, the purposes for which the contracts are purchased and other factors. The amount of reduction will be considered on a case-by-case basis but will be applied in a uniform, nondiscriminatory manner that reflects the reduced administrative costs expected as a result of sales to a particular group or sponsored arrangement.

    No surrender or annual administrative charges will be deducted for contracts sold to registered representatives of the principal underwriter or to officers, directors and employees of Phoenix or its affiliates and their spouses; or to employees or agents who retire from Phoenix or its affiliates or PEPCO, or its affiliates or to registered representatives of broker-dealers with whom PEPCO has selling agreements.

OTHER CHARGES
    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin that your payments into the contract remain invested.

ACCUMULATION UNITS
    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding accumulation unit value. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


PURCHASE OF CONTRACTS
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    We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase Units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application. Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually

          o Contracts purchased in connection with tax-qualified or employer-sponsored plans--a minimum annual payment of $1,000 is required.

[diamond] Contracts with a maturity date in the first contract year--$10,000

    The initial payment is due and payable before the contract becomes effective.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without the permission of Phoenix. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups, we may reduce the initial or subsequent payment amount we accept for a contract. Qualifications for such reduction follow:

[diamond] the makeup and size of the prospective group; or

[diamond] the method and frequency of payments; and

[diamond] the amount of compensation to be paid to Registered Representative(s) on each payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset

Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

    *"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

    The following programs are currently available:

[diamond] FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
    Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

          o   Franklin Income Securities Fund - 34%
          o   Mutual Shares Securities Fund - 33%
          o   Templeton Growth Securities Fund - 33%

[diamond] PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION

    Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

          o   Conservative Portfolio
          o   Moderately Conservative Portfolio
          o   Moderate Portfolio
          o   Moderately Aggressive Portfolio
          o   Aggressive Portfolio

    On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.

[diamond] PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES

    The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING PROGRAM
    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis.

Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or by writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.


    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA. The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program is in effect.


    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the contract value with each subaccount and the GIA bearing a pro rata share.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.


OPTIONAL BENEFITS
    For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") RIDER
(BIG EDGE, BIG EDGE PLUS,(R) BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS ONLY)
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached 60. While the benefit is available, you can only exercise it within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.

    A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.

GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D = any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D = any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of ten years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

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                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
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SURRENDER OF CONTRACT AND WITHDRAWALS
     If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge is available only on contracts issued on or after May 1, 1996, and will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION

    The contract will terminate without value, if on any valuation date:

[diamond] the contract value is zero; or

[diamond] the premium tax reimbursement due on surrender or partial withdrawals is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options).


    Phoenix will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond] WHO RECEIVES PAYMENT

          o   DEATH OF AN OWNER/ANNUITANT

              If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

          o   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

              If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

          o   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

              If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

          o   CONTINGENT ANNUITANT CONTRACT CONTINUANCE

              Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

          o   QUALIFIED CONTRACTS

              Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

              Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

          o   OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON

              If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

[diamond] PAYMENT AMOUNT

          o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NOT YET REACHED AGE 85

              1. Death occurring in the first 6-year period following the contract date--the greater of:

                  a.  100% of payments, less any withdrawals; or

                  b.  the contract value as of the claim date.

              2. Death occurring in any subsequent 6-year period--the greater of:

                  a. the death benefit that would have been payable at the end of the previous 6-year period, plus any payments, less any withdrawals made since that date; or

                  b.  the contract value as of the claim date.

          o   AFTER THE ANNUITANT'S 85TH BIRTHDAY
              The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

          o   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
              Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is equal to the cash surrender value.

    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution at Death."

BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS
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    New York individual contracts issued on or after May 1, 1997, have certain differences from the other individual contracts described in this prospectus. Other than the differences noted in this section, the contracts are the same as other individual contracts. These differences are reflected in the "Summary of Expenses for Big Edge Choice(R) for New York contracts."

SURRENDER CHARGES
    A deduction for surrender charges for these contracts may be taken from proceeds of partial withdrawals or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken after the annuity period has begun, except with respect to unscheduled withdrawals under Options K or L. See "Annuity Payment Options." A surrender charge is not imposed on amounts payable because of the death of the annuitant or owner. Surrender Charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years.

    Up to 10% of the contract value may be withdrawn in a contract year, either in a lump sum or by multiple scheduled or unscheduled amounts, without imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be based on the contract value at the time of the first partial withdrawal. In subsequent years, the 10% will be based on the previous contract anniversary value. The deduction for surrender charges, expressed as a percentage of the amounts redeemed greater than the 10% allowable amount up to a maximum of the total premium is as follows:

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Percent                      7%    6%     5%    4%    3%     2%    1%     0%
-------------------------------------------------------------------------------
Age of Payment in            0      1     2     3      4     5      6     7+
Complete Years
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    If the annuitant or owner dies before the maturity date, the surrender charge described in the table above will not apply.

DAILY ADMINISTRATIVE FEE
    We also charge each subaccount the daily equivalent of 0.125% annually to cover its variable costs of administration (such as printing and distribution of materials pertaining to contract owner meetings). This fee is not deducted from the GIA, from contracts sold to registered representatives of PEPCO or broker-dealers with whom PEPCO has selling agreements, to officers, directors and employees of Phoenix or its affiliates and their spouses or to employees or agents who retire from Phoenix or its affiliates or PEPCO.

MATURITY DATE
    The maturity date cannot be earlier than five years from the inception of the contract, or later than the contract anniversary nearest the annuitant's 90th birthday.

OWNERSHIP OF THE CONTRACT
    Joint ownership of the contract is not permitted.

PAYMENT UPON DEATH BEFORE MATURITY DATE

[diamond] WHO RECEIVES PAYMENT

          o   DEATH OF AN OWNER/ANNUITANT

              If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

          o   DEATH OF AN ANNUITANT WHO IS NOT THE OWNER

              If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

          o   SPOUSAL BENEFICIARY CONTRACT CONTINUANCE

              If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant.

          o   CONTINGENT ANNUITANT CONTRACT CONTINUANCE

              Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant, the contract will continue with the contingent annuitant becoming the annuitant.

          o   QUALIFIED CONTRACTS

              Under qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

              Death benefit payments must satisfy distribution rules. See "Federal Income Taxes--Qualified Plans."

          o OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

[diamond] PAYMENT AMOUNT
          o UPON THE DEATH OF THE ANNUITANT OR OWNER/ANNUITANT WHO HAS NET YET REACHED AGE 85

              1.  Death occurring in the first contract year--the greater of:

                  a.  100% of payments, less any withdrawals; or

                  b.  the contract value as of the claim date.

              2. Death occurring in any subsequent contract year--the greater of:

                  a. the death benefit that would have been payable at the end of the previous contract year, plus any payments, less any withdrawals made since that date; or

                  b.  the contract value as of the claim date.

          o   AFTER THE ANNUITANT'S 85TH BIRTHDAY

              The death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

          o   DEATH OF AN OWNER WHO IS NOT THE ANNUITANT

              Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The death benefit is the greater of:

              1.  100% of payments, less any withdrawals; or

              2.  the contract value as of the claim date.


    If the death benefit amount to be paid is less than $2,000, it will be paid in a single lump sum (see "Annuity Options"). Depending upon state law, the death benefit payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Deductions and Charges--Tax" and "Federal Income Taxes--Distribution-at-Death Rules."


TRANSFERS
    A contract owner may request transfers or allocation changes in writing only. Transfers or allocation changes may not be made by telephone.

GROUP STRATEGIC EDGE(R) CONTRACTS
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    Contracts may be purchased by employers (or trusts) to fund tax-qualified pension or profit-sharing plans such as defined contribution and defined benefit plans ("group contracts"). Group contracts may be purchased on an "allocated" or "unallocated" basis. In most respects, group contracts are the same as the contracts purchased on an individual basis described elsewhere in this prospectus; however, there are certain differences as described in this section. We may limit the payments made under a group contract to $1,000,000 and reserve the right to terminate a group contract after 20 years. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 18 months or longer. Please note that group contracts cannot participate in the optional Asset Rebalancing Program, Interest Investment Program, Enhanced Dollar Cost Averaging Program, and/or the Guaranteed Minimum Income Benefit Rider.

ALLOCATED GROUP CONTRACTS
    Under an allocated group contract, the contract owner is the trust to whom the contract is issued. However, individual participant accounts are maintained and the contract owner passes on certain rights to the plan participants such as the right to choose subaccounts, and transfer amounts between subaccounts.

    Under an allocated group contract, a minimum initial purchase payment of $25 per participant account is required. Subsequent payments per participant account must be at least $25 and must total at least $300 per contract year. The annual administrative service charge under an allocated group contract is currently $15 per participant account; it is guaranteed not to exceed $30.

    If withdrawals occur within a certain number of years after deposit, a surrender charge will apply. (Please see description in section "Deductions and Charges--Surrender Charges"). Allocated group contracts do not have a 10% free withdrawal privilege. A surrender charge will not be applied if the withdrawal is for one of the following:

[diamond] death of a participant

[diamond] disability

[diamond] demonstration of financial hardship

[diamond] separation from service or retirement (participant account has been maintained for a minimum of 5 years or age 55 or older)

[diamond] participant loan

[diamond] purchase of:
          o   annuity contract
          o   retired life certificate
          o   election of life expectancy distribution option

    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Not more than four transfers may be made from the GIA in any Participant Account Year and only one such transfer may be made in any 3-consecutive month period. The amount of such transfers out of the GIA in any one Participant Account Year may not exceed the greater of $1,000 or 25% of the Participant Account Value in the GIA as of the last day of the prior Participant Account Year.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan. If the death occurred during the first six years following the contract date, this payment would be equal to the greater of: (a) the sum of all purchase payments made by the participant less any prior withdrawals or (b) the participant's accumulated value under the contract. If the death occurred during any subsequent six-year period, this payment would equal the greater of: (a) the death benefit that would have been payable at the end of the immediately preceding six-year period, plus any payments made and less any partial withdrawals since such date or (b) the participant's accumulated value under the contract.

    Loans and hardship withdrawals will be available under the Internal Revenue Code of 1986 Section 401(k) plans after January 1, 1996. If the plan permits loans, a partial withdrawal from the participant's contract value may be requested. The partial withdrawal for the loan must be at least $1,000 and the participant's remaining contract value must be at least $2,000. A contingent deferred sales charge will not apply to such a partial withdrawal. A $125 administrative charge per partial withdrawal will apply and this amount may be increased in the future. Loan repayments, including any interest, will be allocated to the participant's subaccounts in the same proportion as new payments. A plan loan partial withdrawal may not be made if a plan loan partial withdrawal is currently outstanding with respect to that Participant.

UNALLOCATED GROUP CONTRACTS
    Under an unallocated group contract, the contract owner is the trust to whom the contract is issued. The contract owner exercises all rights under the contract on behalf of plan participants; no participant accounts are maintained under the contract.

    Under an unallocated group contract, a minimum initial purchase payment of $5,000 is required and subsequent payments also must be at least $5,000. The annual administrative service charge under an unallocated group contract is currently $300; it is guaranteed not to exceed $500.

    If amounts are withdrawn in the early contract years, a surrender charge may apply unless the withdrawal is for the payment of a plan benefit related to the death or disability of a plan participant or the purchase of an individual annuity contract or Life Expectancy Distribution option from Phoenix. A deduction for a surrender charge for an unallocated group contract may be taken from the proceeds of a withdrawal from, or complete surrender of, the contract if the withdrawal is not related to the payment of a plan benefit or the purchase of an annuity as described above and the contract has not been held for a certain period of time (see chart below). However, withdrawals up to 15% of the payments made under a contract in the first contract year and up to 15% of the contract value as of the previous contract anniversary may be made each year without imposition of a surrender charge for payment of plan benefits related to termination of employment or retirement. The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 15% allowable amount, is as follows:

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Percent                      6%     5%     4%      3%      2%     1%     0%
--------------------------------------------------------------------------------
Age of Payment in          0 - 4    5      6       7       8      9     10+
Complete Years
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    Under group contracts issued in New York, the surrender charge will not be applied to amounts exceeding the total of purchase payments made under the contract (calculated at their initial value). In addition, if the contract has been in force for at least 20 years and Phoenix terminates the contract, no surrender charge will apply.

    Upon the death of a participant, a death benefit will be paid to the contract owner. The contract owner may then distribute the death benefit in accordance with the terms of the plan.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
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    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the payment allocation schedule of your contract.

    You may also request transfers and changes in payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.

MARKET TIMING AND OTHER DISRUPTIVE TRADING
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   We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

    "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and Interactive Voice Response (IVR) transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

  We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

THE ANNUITY PERIOD
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    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.


ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Annuity with 10-Year Period Certain unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Annuity with 10-Year Period Certain, annuity payments, which may vary in amount based on the performance of the subaccount selected, are made monthly for life and, if the annuitant dies within ten years after the maturity date, the annuitant's beneficiary will be paid the payments remaining in the 10-year period. A different form of annuity may be elected by you prior to the maturity date. Once annuity payments have commenced, the Annuity Option may not be changed.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Payment Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. Generally, the maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 95th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date automatically will be applied to provide a Life Annuity with a Specified Period Certain based on the life of the annuitant under Option A as described below. Any annuity payments falling due after the death of the annuitant during the period certain will be paid to the annuitant's beneficiary. Each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for such 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the period certain life annuity (see "Option A--Life Annuity with a specified Period Certain"), you may, by written request received by our Annuity Operations Division (AOD), PO Box 8027, Boston, MA 02266-8027 on or before the maturity date of the contract, elect any of the other annuity payment options described below. If the maturity date occurs in the first contract year, only Options I, J, K, L, M or N may be elected. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following annuity payment options is based upon the option selected. In addition, factors such as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity payment option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first 10 years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
   Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity payment options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.

VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A Net Investment Factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value attributable to the Separate Account in a single sum upon a withdrawal from, or complete surrender of, a contract ordinarily will be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    It is possible that in the judgment of our management, one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the income tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Spouses may own a contract as joint owners. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.

FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. In certain cases the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners cannot make this election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code
Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS

    Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.


OWNER CONTROL
    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.


    In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:


[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.


    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.


    Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    Code Section 403(b)(11), applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionately from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed on IRA contracts.

CORPORATE PENSION AND PROFIT-SHARING PLANS

    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days);
(h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and (i) distributions from retirement plans to individuals called to active military duty. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

SALES OF VARIABLE ACCUMULATION CONTRACTS
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    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION
    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


    We generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.


    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.


    We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

    Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.

    Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private

Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, CUSO Financial Services and Equity Services, Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.

    We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.


SERVICING AGENT
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    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:

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        YEAR ENDED DECEMBER 31,                     FEE PAID
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                  2004                            $2.2 Million
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                  2005                            $1.9 Million
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                  2006                            $1.5 Million
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STATE REGULATION
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    Phoenix is subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. Phoenix also is subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value will be furnished to you at least annually.

VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the funds. Phoenix is the legal owner of those shares and, as such, has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the Series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give your instructions.

TEXAS OPTIONAL RETIREMENT PROGRAM
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   Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
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    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

    In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

    In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

SAI TABLE OF CONTENTS
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    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

[diamond] Phoenix Life Insurance Company
[diamond] Underwriter
[diamond] Services
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS

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                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital                Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                                   Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration                        Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                                    Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital                  Investment Advisory
                                             growth                                                     Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION    NONQUALIFIED    QUALIFIED
-----                                                     ---------------    -------------    ------------    ---------
California ..........................................                             X               2.35%         0.50%


Maine................................................            X                                2.00(1)

Nevada...............................................                             X               3.50

South Dakota.........................................            X                                1.25(2)

West Virginia........................................                             X               1.00          1.00

Wyoming..............................................                             X               1.00

Commonwealth of Puerto Rico..........................                             X               3.00(3)       3.00

NOTE: The above tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."

----------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                Phoenix Life Insurance Company
                Annuity Operations Division
                PO Box 8027
                Boston, MA 02266-8027

GROUP STRATEGIC EDGE(R) AND BIG EDGE PLUS(R) CONTRACTS

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=======================================================================================================================
From 5/3/01* to 12/31/01                                              $1.000          $0.865            99
From 1/1/02 to 12/31/02                                               $0.865          $0.646            485
From 1/1/03 to 12/31/03                                               $0.646          $0.826           1,139
From 1/1/04 to 12/31/04                                               $0.826          $0.870           1,272
From 1/1/05 to 12/31/05                                               $0.870          $0.935           1,362

From 1/1/06 to 12/31/06                                               $0.935          $0.982           1,635

AIM V.I. CORE EQUITY FUND - CLASS I
=======================================================================================================================
From 4/21/06* to 12/31/06                                             $1.000          $1.087            565


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
=======================================================================================================================
From 1/1/04 to 12/31/04                                               $1.184          $1.016           5,224
From 1/1/05 to 12/31/05                                               $1.016          $1.080           5,411

From 1/1/06 to 12/31/06                                               $1.080          $1.187           1,140


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
=======================================================================================================================
From 6/13/00* to 12/31/00                                             $1.000          $0.778           2,174
From 1/1/01 to 12/31/01                                               $0.778          $0.646           3,548
From 1/1/02 to 12/31/02                                               $0.646          $0.422           4,723
From 1/1/03 to 12/31/03                                               $0.422          $0.561           6,335
From 1/1/04 to 12/31/04                                               $0.561          $0.599           5,029
From 1/1/05 to 12/31/05                                               $0.599          $0.677           3,621

From 1/1/06 to 12/31/06                                               $0.677          $0.798           3,036


DWS EQUITY 500 INDEX FUND VIP - CLASS A
=======================================================================================================================
From 11/23/01* to 12/31/01                                            $1.000          $1.054            152
From 1/1/02 to 12/31/02                                               $1.054          $0.816           3,099
From 1/1/03 to 12/31/03                                               $0.816          $1.033           5,702
From 1/1/04 to 12/31/04                                               $1.033          $1.128           5,787
From 1/1/05 to 12/31/05                                               $1.128          $1.166           4,599

From 1/1/06 to 12/31/06                                               $1.166          $1.330           3,608


FEDERATED FUND FOR U.S. SECURITIES II
=======================================================================================================================
From 12/15/99* to 12/31/99                                            $1.000          $0.994           1,802
From 1/1/00 to 12/31/00                                               $0.994          $1.089           2,176
From 1/1/01 to 12/31/01                                               $1.089          $1.151           8,844
From 1/1/02 to 12/31/02                                               $1.151          $1.239          17,388
From 1/1/03 to 12/31/03                                               $1.239          $1.253          10,957
From 1/1/04 to 12/31/04                                               $1.253          $1.282           8,358
From 1/1/05 to 12/31/05                                               $1.282          $1.292           7,063

From 1/1/06 to 12/31/06                                               $1.292          $1.328           6,478



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
=======================================================================================================================
From 12/15/99* to 12/31/99                                            $1.000          $1.007            161
From 1/1/00 to 12/31/00                                               $1.007          $0.905           1,288
From 1/1/01 to 12/31/01                                               $0.905          $0.906           2,813
From 1/1/02 to 12/31/02                                               $0.906          $0.907           3,119
From 1/1/03 to 12/31/03                                               $0.907          $1.095           4,144
From 1/1/04 to 12/31/04                                               $1.095          $1.194           2,568
From 1/1/05 to 12/31/05                                               $1.194          $1.211           2,396

From 1/1/06 to 12/31/06                                               $1.211          $1.325           2,110


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=======================================================================================================================
From 6/20/00* to 12/31/00                                             $1.000          $0.925           1,612
From 1/1/01 to 12/31/01                                               $0.925          $0.801           3,390
From 1/1/02 to 12/31/02                                               $0.801          $0.716           8,080
From 1/1/03 to 12/31/03                                               $0.716          $0.908           9,222
From 1/1/04 to 12/31/04                                               $0.908          $1.034          10,682
From 1/1/05 to 12/31/05                                               $1.034          $1.193          13,999

From 1/1/06 to 12/31/06                                               $1.193          $1.315          15,314


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=======================================================================================================================
From 6/21/00* to 12/31/00                                             $1.000          $0.833            339
From 1/1/01 to 12/31/01                                               $0.833          $0.704            920
From 1/1/02 to 12/31/02                                               $0.704          $0.543           1,084
From 1/1/03 to 12/31/03                                               $0.543          $0.695            998
From 1/1/04 to 12/31/04                                               $0.695          $0.735           1,104
From 1/1/05 to 12/31/05                                               $0.735          $0.790           1,345

From 1/1/06 to 12/31/06                                               $0.790          $0.821           1,597


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
=======================================================================================================================
From 6/16/00* to 12/31/00                                             $1.000          $0.849           1,819
From 1/1/01 to 12/31/01                                               $0.849          $0.690           4,743
From 1/1/02 to 12/31/02                                               $0.690          $0.475           7,683
From 1/1/03 to 12/31/03                                               $0.475          $0.623           7,751
From 1/1/04 to 12/31/04                                               $0.623          $0.636           7,398
From 1/1/05 to 12/31/05                                               $0.636          $0.663           4,975

From 1/1/06 to 12/31/06                                               $0.663          $0.699           3,329

FRANKLIN INCOME SECURITIES FUND - CLASS 2
=======================================================================================================================
From 10/20/06* to 12/31/06                                            $1.000          $1.037            102


LAZARD RETIREMENT SMALL CAP PORTFOLIO
=======================================================================================================================
From 4/22/05* to 12/31/05                                             $1.000          $1.093           4,650

From 1/1/06 to 12/31/06                                               $1.093          $1.253            267


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=======================================================================================================================
From 4/8/05* to 12/31/05                                              $0.988          $1.022           3,743

From 1/1/06 to 12/31/06                                               $1.022          $1.103           1,084


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=======================================================================================================================
From 4/8/05* to 12/31/05                                              $0.979          $1.049           4,729

From 1/1/06 to 12/31/06                                               $1.049          $1.215           4,407



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
=======================================================================================================================
From 4/8/05* to 12/31/05                                              $0.963          $1.082           4,724

From 1/1/06 to 12/31/06                                               $1.082          $1.199           2,205


MUTUAL SHARES SECURITIES FUND - CLASS 2
=======================================================================================================================
From 11/11/98* to 12/31/98                                            $1.000          $1.015            124
From 1/1/99 to 12/31/99                                               $1.015          $1.095            399
From 1/1/00 to 12/31/00                                               $1.095          $1.216            594
From 1/1/01 to 12/31/01                                               $1.216          $1.286           3,338
From 1/1/02 to 12/31/02                                               $1.286          $1.120           3,987
From 1/1/03 to 12/31/03                                               $1.120          $1.384           3,721
From 1/1/04 to 12/31/04                                               $1.384          $1.539           3,694
From 1/1/05 to 12/31/05                                               $1.539          $1.680           4,513

From 1/1/06 to 12/31/06                                               $1.680          $1.965           4,953


PHOENIX CAPITAL GROWTH SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $8.999          $10.762         97,099
From 1/1/98 to 12/31/98                                               $10.762         $13.819         83,410
From 1/1/99 to 12/31/99                                               $13.819         $17.699         70,239
From 1/1/00 to 12/31/00                                               $17.699         $14.371         58,574
From 1/1/01 to 12/31/01                                               $14.371         $9.282          45,771
From 1/1/02 to 12/31/02                                               $9.282          $6.892          35,072
From 1/1/03 to 12/31/03                                               $6.892          $8.609          28,830
From 1/1/04 to 12/31/04                                               $8.609          $8.924          23,640
From 1/1/05 to 12/31/05                                               $8.924          $9.140          17,966

From 1/1/06 to 12/31/06                                               $9.140          $9.316          13,748


PHOENIX GROWTH AND INCOME SERIES
=======================================================================================================================
From 3/3/98* to 12/31/98                                              $1.000          $1.192          16,396
From 1/1/99 to 12/31/99                                               $1.192          $1.378          23,888
From 1/1/00 to 12/31/00                                               $1.378          $1.271          22,597
From 1/1/01 to 12/31/01                                               $1.271          $1.152          20,147
From 1/1/02 to 12/31/02                                               $1.152          $0.882          15,487
From 1/1/03 to 12/31/03                                               $0.882          $1.110          12,751
From 1/1/04 to 12/31/04                                               $1.110          $1.211          15,178
From 1/1/05 to 12/31/05                                               $1.211          $1.253           7,333

From 1/1/06 to 12/31/06                                               $1.253          $1.450           5,834


PHOENIX MID-CAP GROWTH SERIES
=======================================================================================================================
From 3/3/98* to 12/31/98                                              $1.000          $1.205           3,535
From 1/1/99 to 12/31/99                                               $1.205          $1.733           5,256
From 1/1/00 to 12/31/00                                               $1.733          $1.947          11,724
From 1/1/01 to 12/31/01                                               $1.947          $1.440          11,318
From 1/1/02 to 12/31/02                                               $1.440          $0.960           9,612
From 1/1/03 to 12/31/03                                               $0.960          $1.221           8,052
From 1/1/04 to 12/31/04                                               $1.221          $1.287           6,173
From 1/1/05 to 12/31/05                                               $1.287          $1.324           4,169

From 1/1/06 to 12/31/06                                               $1.324          $1.361           8,322



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX MONEY MARKET SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $2.075          $2.155          32,025
From 1/1/98 to 12/31/98                                               $2.155          $2.237          34,700
From 1/1/99 to 12/31/99                                               $2.237          $2.316          39,832
From 1/1/00 to 12/31/00                                               $2.316          $2.425          21,301
From 1/1/01 to 12/31/01                                               $2.425          $2.486          24,589
From 1/1/02 to 12/31/02                                               $2.486          $2.490          19,194
From 1/1/03 to 12/31/03                                               $2.490          $2.476          11,646
From 1/1/04 to 12/31/04                                               $2.476          $2.464           8,142
From 1/1/05 to 12/31/05                                               $2.464          $2.496           6,607

From 1/1/06 to 12/31/06                                               $2.496          $2.574           6,087


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $3.671          $4.023          29,600
From 1/1/98 to 12/31/98                                               $4.023          $3.813          25,246
From 1/1/99 to 12/31/99                                               $3.813          $3.971          19,760
From 1/1/00 to 12/31/00                                               $3.971          $4.176          15,854
From 1/1/01 to 12/31/01                                               $4.176          $4.374          13,969
From 1/1/02 to 12/31/02                                               $4.374          $4.752          11,174
From 1/1/03 to 12/31/03                                               $4.752          $5.376           9,212
From 1/1/04 to 12/31/04                                               $5.376          $5.672           7,963
From 1/1/05 to 12/31/05                                               $5.672          $5.701           6,185

From 1/1/06 to 12/31/06                                               $5.701          $6.016           4,616


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
=======================================================================================================================
From 1/1/04 to 12/31/04                                               $1.000          $1.045            953
From 1/1/05 to 12/31/05                                               $1.045          $1.046           1,710

From 1/1/06 to 12/31/06                                               $1.046          $1.092           1,740


PHOENIX STRATEGIC ALLOCATION SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $3.708          $4.422          64,407
From 1/1/98 to 12/31/98                                               $4.422          $5.275          55,361
From 1/1/99 to 12/31/99                                               $5.275          $5.796          45,169
From 1/1/00 to 12/31/00                                               $5.796          $5.758          36,950
From 1/1/01 to 12/31/01                                               $5.758          $5.791          30,579
From 1/1/02 to 12/31/02                                               $5.791          $5.057          41,049
From 1/1/03 to 12/31/03                                               $5.057          $5.987          34,281
From 1/1/04 to 12/31/04                                               $5.987          $6.353          28,380
From 1/1/05 to 12/31/05                                               $6.353          $6.386          22,922

From 1/1/06 to 12/31/06                                               $6.386          $7.106          18,352



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $1.590          $1.759          76,704
From 1/1/98 to 12/31/98                                               $1.759          $2.223          65,866
From 1/1/99 to 12/31/99                                               $2.223          $2.843          55,670
From 1/1/00 to 12/31/00                                               $2.843          $2.363          46,785
From 1/1/01 to 12/31/01                                               $2.363          $1.773          37,324
From 1/1/02 to 12/31/02                                               $1.773          $1.491          28,110
From 1/1/03 to 12/31/03                                               $1.491          $1.942          24,877
From 1/1/04 to 12/31/04                                               $1.942          $2.316          24,104
From 1/1/05 to 12/31/05                                               $2.316          $2.712          16,527

From 1/1/06 to 12/31/06                                               $2.712          $3.412          14,804


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
=======================================================================================================================
From 8/12/02* to 12/31/02                                             $1.000          $1.004           1,535
From 1/1/03 to 12/31/03                                               $1.004          $1.520           2,305
From 1/1/04 to 12/31/04                                               $1.520          $1.533           2,162
From 1/1/05 to 12/31/05                                               $1.533          $1.751           2,033

From 1/1/06 to 12/31/06                                               $1.751          $2.065           1,646


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $1.536          $1.851          19,835
From 1/1/98 to 12/31/98                                               $1.851          $1.441          14,027
From 1/1/99 to 12/31/99                                               $1.441          $1.491           8,408
From 1/1/00 to 12/31/00                                               $1.491          $1.926           6,575
From 1/1/01 to 12/31/01                                               $1.926          $2.028           6,335
From 1/1/02 to 12/31/02                                               $2.028          $2.244           6,123
From 1/1/03 to 12/31/03                                               $2.244          $3.064           5,058
From 1/1/04 to 12/31/04                                               $3.064          $4.076           4,348
From 1/1/05 to 12/31/05                                               $4.076          $4.632           3,673

From 1/1/06 to 12/31/06                                               $4.632          $6.270           3,281


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=======================================================================================================================
From 3/3/98* to 12/31/98                                              $1.000          $0.877           4,559
From 1/1/99 to 12/31/99                                               $0.877          $0.777           4,324
From 1/1/00 to 12/31/00                                               $0.777          $0.897           5,940
From 1/1/01 to 12/31/01                                               $0.897          $1.090          12,332
From 1/1/02 to 12/31/02                                               $1.090          $0.984          12,174
From 1/1/03 to 12/31/03                                               $0.984          $1.370          10,009
From 1/1/04 to 12/31/04                                               $1.370          $1.629           9,341
From 1/1/05 to 12/31/05                                               $1.629          $1.733           8,530

From 1/1/06 to 12/31/06                                               $1.733          $1.966           6,666


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=======================================================================================================================
From 11/20/00* to 12/31/00                                            $1.000          $1.063           2,379
From 1/1/01 to 12/31/01                                               $1.063          $1.215           5,110
From 1/1/02 to 12/31/02                                               $1.215          $1.098           5,629
From 1/1/03 to 12/31/03                                               $1.098          $1.559           4,441
From 1/1/04 to 12/31/04                                               $1.559          $1.889           3,959
From 1/1/05 to 12/31/05                                               $1.889          $2.004           3,700

From 1/1/06 to 12/31/06                                               $2.004          $2.311           2,975



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
=======================================================================================================================
From 3/3/98* to 12/31/98                                              $1.000          $1.097           4,715
From 1/1/99 to 12/31/99                                               $1.097          $1.346           5,131
From 1/1/00 to 12/31/00                                               $1.346          $1.758           7,857
From 1/1/01 to 12/31/01                                               $1.758          $1.424          13,553
From 1/1/02 to 12/31/02                                               $1.424          $1.098          11,455
From 1/1/03 to 12/31/03                                               $1.098          $1.343           8,963
From 1/1/04 to 12/31/04                                               $1.343          $1.497           8,307
From 1/1/05 to 12/31/05                                               $1.497          $1.559           5,801

From 1/1/06 to 12/31/06                                               $1.559          $1.861           4,586


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
=======================================================================================================================
From 7/15/97* to 12/31/97                                             $1.000          $1.052          22,856
From 1/1/98 to 12/31/98                                               $1.052          $1.368          18,649
From 1/1/99 to 12/31/99                                               $1.368          $1.606          22,357
From 1/1/00 to 12/31/00                                               $1.606          $1.404          17,940
From 1/1/01 to 12/31/01                                               $1.404          $1.221          15,727
From 1/1/02 to 12/31/02                                               $1.221          $0.920          11,362
From 1/1/03 to 12/31/03                                               $0.920          $1.147           8,793
From 1/1/04 to 12/31/04                                               $1.147          $1.244           6,144
From 1/1/05 to 12/31/05                                               $1.244          $1.274           4,490

From 1/1/06 to 12/31/06                                               $1.274          $1.437           5,473

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO - ADVISOR CLASS
=======================================================================================================================
From 10/20/06* to 12/31/06                                            $1.000          $0.998            64

PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR CLASS
=======================================================================================================================
From 10/20/06* to 12/31/06                                            $1.000          $1.001            62


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=======================================================================================================================
From 6/2/03* to 12/31/03                                              $1.000          $1.153            610
From 1/1/04 to 12/31/04                                               $1.153          $1.260            314
From 1/1/05 to 12/31/05                                               $1.260          $1.415            657

From 1/1/06 to 12/31/06                                               $1.415          $1.557            429


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
=======================================================================================================================
From 5/1/97* to 12/31/97                                              $1.000          $0.666           4,166
From 1/1/98 to 12/31/98                                               $0.666          $0.520           4,248
From 1/1/99 to 12/31/99                                               $0.520          $0.787           5,109
From 1/1/00 to 12/31/00                                               $0.787          $0.528           3,859
From 1/1/01 to 12/31/01                                               $0.528          $0.479           3,008
From 1/1/02 to 12/31/02                                               $0.479          $0.473           2,149
From 1/1/03 to 12/31/03                                               $0.473          $0.714           1,680
From 1/1/04 to 12/31/04                                               $0.714          $0.879           1,337
From 1/1/05 to 12/31/05                                               $0.879          $1.106           1,011

From 1/1/06 to 12/31/06                                               $1.106          $1.399           1,203



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
=======================================================================================================================
From 5/5/97* to 12/31/97                                              $1.000          $1.076           6,907
From 1/1/98 to 12/31/98                                               $1.076          $1.159           7,109
From 1/1/99 to 12/31/99                                               $1.159          $1.410           6,232
From 1/1/00 to 12/31/00                                               $1.410          $1.360           5,543
From 1/1/01 to 12/31/01                                               $1.360          $1.128           5,378
From 1/1/02 to 12/31/02                                               $1.128          $0.907           5,417
From 1/1/03 to 12/31/03                                               $0.907          $1.184           4,816
From 1/1/04 to 12/31/04                                               $1.184          $1.386           3,569
From 1/1/05 to 12/31/05                                               $1.386          $1.508           3,372

From 1/1/06 to 12/31/06                                               $1.508          $1.809           2,864


TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
=======================================================================================================================
From 5/2/97* to 12/31/97                                              $1.000          $1.076           4,254
From 1/1/98 to 12/31/98                                               $1.076          $1.128           4,579
From 1/1/99 to 12/31/99                                               $1.128          $1.365           3,646
From 1/1/00 to 12/31/00                                               $1.365          $1.349           3,571
From 1/1/01 to 12/31/01                                               $1.349          $1.199           3,027
From 1/1/02 to 12/31/02                                               $1.199          $1.132           2,414
From 1/1/03 to 12/31/03                                               $1.132          $1.475           2,029
From 1/1/04 to 12/31/04                                               $1.475          $1.686           1,493
From 1/1/05 to 12/31/05                                               $1.686          $1.724           1,243

From 1/1/06 to 12/31/06                                               $1.724          $2.062            835


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=======================================================================================================================
From 5/1/97* to 12/31/97                                              $1.000          $1.062           7,841
From 1/1/98 to 12/31/98                                               $1.062          $1.059           7,999
From 1/1/99 to 12/31/99                                               $1.059          $1.348           5,173
From 1/1/00 to 12/31/00                                               $1.348          $1.427           4,624
From 1/1/01 to 12/31/01                                               $1.427          $1.390           4,934
From 1/1/02 to 12/31/02                                               $1.390          $1.119           5,729
From 1/1/03 to 12/31/03                                               $1.119          $1.460           5,564
From 1/1/04 to 12/31/04                                               $1.460          $1.673           5,408
From 1/1/05 to 12/31/05                                               $1.673          $1.799           4,973

From 1/1/06 to 12/31/06                                               $1.799          $2.164           4,694


WANGER INTERNATIONAL SELECT
=======================================================================================================================
From 2/1/99* to 12/31/99                                              $1.000          $1.819           1,308
From 1/1/00 to 12/31/00                                               $1.819          $1.768           2,242
From 1/1/01 to 12/31/01                                               $1.768          $1.281           2,343
From 1/1/02 to 12/31/02                                               $1.281          $1.072           1,988
From 1/1/03 to 12/31/03                                               $1.072          $1.495           2,040
From 1/1/04 to 12/31/04                                               $1.495          $1.835           2,057
From 1/1/05 to 12/31/05                                               $1.835          $2.110           2,160

From 1/1/06 to 12/31/06                                               $2.110          $2.834           2,453



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $1.740          $1.693          47,318
From 1/1/98 to 12/31/98                                               $1.693          $1.946          40,116
From 1/1/99 to 12/31/99                                               $1.946          $4.353          34,351
From 1/1/00 to 12/31/00                                               $4.353          $3.097          30,744
From 1/1/01 to 12/31/01                                               $3.097          $2.411          25,932
From 1/1/02 to 12/31/02                                               $2.411          $2.051          20,977
From 1/1/03 to 12/31/03                                               $2.051          $3.016          17,661
From 1/1/04 to 12/31/04                                               $3.016          $3.879          14,324
From 1/1/05 to 12/31/05                                               $3.879          $4.656          11,419

From 1/1/06 to 12/31/06                                               $4.656          $6.306           9,512


WANGER SELECT
=======================================================================================================================
From 2/1/99* to 12/31/99                                              $1.000          $1.328           1,976
From 1/1/00 to 12/31/00                                               $1.328          $1.436           2,560
From 1/1/01 to 12/31/01                                               $1.436          $1.547           2,724
From 1/1/02 to 12/31/02                                               $1.547          $1.411           2,764
From 1/1/03 to 12/31/03                                               $1.411          $1.821           2,853
From 1/1/04 to 12/31/04                                               $1.821          $2.146           2,658
From 1/1/05 to 12/31/05                                               $2.146          $2.341           2,556

From 1/1/06 to 12/31/06                                               $2.341          $2.768           2,367


WANGER U.S. SMALLER COMPANIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $1.674          $2.139          83,070
From 1/1/98 to 12/31/98                                               $2.139          $2.297          77,960
From 1/1/99 to 12/31/99                                               $2.297          $2.837          62,519
From 1/1/00 to 12/31/00                                               $2.837          $2.573          55,246
From 1/1/01 to 12/31/01                                               $2.573          $2.830          47,609
From 1/1/02 to 12/31/02                                               $2.830          $2.325          38,086
From 1/1/03 to 12/31/03                                               $2.325          $3.288          30,881
From 1/1/04 to 12/31/04                                               $3.288          $3.842          23,785
From 1/1/05 to 12/31/05                                               $3.842          $4.221          18,154

From 1/1/06 to 12/31/06                                               $4.221          $4.497          13,457



BIG EDGE CHOICE(R) FOR NEW YORK CONTRACTS

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=======================================================================================================================
From 7/1/02* to 12/31/02                                              $1.000          $0.690            15
From 1/1/03 to 12/31/03                                               $0.690          $0.881            66
From 1/1/04 to 12/31/04                                               $0.881          $0.927            69
From 1/1/05 to 12/31/05                                               $0.927          $0.995            99

From 1/1/06 to 12/31/06                                               $0.995          $1.043            177

AIM V.I. CORE EQUITY FUND - CLASS I
=======================================================================================================================
From 4/21/06* to 12/31/06                                             $1.000          $1.086            65



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
=======================================================================================================================
From 4/10/02* to 12/31/02                                             $1.000          $0.934            103
From 1/1/03 to 12/31/03                                               $0.934          $1.181            94
From 1/1/04 to 12/31/04                                               $1.181          $1.016            164
From 1/1/05 to 12/31/05                                               $1.016          $1.079            99

From 1/1/06 to 12/31/06                                               $1.079          $1.184            72


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
=======================================================================================================================
From 7/6/00* to 12/31/00                                              $1.000          $0.789            167
From 1/1/01 to 12/31/01                                               $0.789          $0.654            614
From 1/1/02 to 12/31/02                                               $0.654          $0.427            647
From 1/1/03 to 12/31/03                                               $0.427          $0.567            585
From 1/1/04 to 12/31/04                                               $0.567          $0.605            553
From 1/1/05 to 12/31/05                                               $0.605          $0.683            602

From 1/1/06 to 12/31/06                                               $0.683          $0.803            443


DWS EQUITY 500 INDEX FUND VIP - CLASS A
=======================================================================================================================
From 4/18/02* to 12/31/02                                             $1.000          $0.815            49
From 1/1/03 to 12/31/03                                               $0.815          $1.030            60
From 1/1/04 to 12/31/04                                               $1.030          $1.123            81
From 1/1/05 to 12/31/05                                               $1.123          $1.160            109

From 1/1/06 to 12/31/06                                               $1.160          $1.322            238


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=======================================================================================================================
From 9/1/99* to 12/31/99                                              $1.000          $1.008            33
From 1/1/00 to 12/31/00                                               $1.008          $1.103            133
From 1/1/01 to 12/31/01                                               $1.103          $1.165            671
From 1/1/02 to 12/31/02                                               $1.165          $1.253           1,621
From 1/1/03 to 12/31/03                                               $1.253          $1.265           1,156
From 1/1/04 to 12/31/04                                               $1.265          $1.292           1,047
From 1/1/05 to 12/31/05                                               $1.292          $1.300            933

From 1/1/06 to 12/31/06                                               $1.300          $1.336            877


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
=======================================================================================================================
From 8/6/99* to 12/31/99                                              $1.000          $1.006            98
From 1/1/00 to 12/31/00                                               $1.006          $0.903            148
From 1/1/01 to 12/31/01                                               $0.903          $0.903            279
From 1/1/02 to 12/31/02                                               $0.903          $0.903            259
From 1/1/03 to 12/31/03                                               $0.903          $1.088            205
From 1/1/04 to 12/31/04                                               $1.088          $1.186            205
From 1/1/05 to 12/31/05                                               $1.186          $1.201            771

From 1/1/06 to 12/31/06                                               $1.201          $1.312            696


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=======================================================================================================================
From 7/3/00* to 12/31/00                                              $1.000          $0.933            108
From 1/1/01 to 12/31/01                                               $0.933          $0.806            553
From 1/1/02 to 12/31/02                                               $0.806          $0.720            673
From 1/1/03 to 12/31/03                                               $0.720          $0.911           1,027
From 1/1/04 to 12/31/04                                               $0.911          $1.037           1,616
From 1/1/05 to 12/31/05                                               $1.037          $1.195           3,321

From 1/1/06 to 12/31/06                                               $1.195          $1.315           2,954



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=======================================================================================================================
From 9/19/00* to 12/31/00                                             $1.000          $0.879            26
From 1/1/01 to 12/31/01                                               $0.879          $0.742            64
From 1/1/02 to 12/31/02                                               $0.742          $0.571            61
From 1/1/03 to 12/31/03                                               $0.571          $0.731            57
From 1/1/04 to 12/31/04                                               $0.731          $0.772            53
From 1/1/05 to 12/31/05                                               $0.772          $0.828            72

From 1/1/06 to 12/31/06                                               $0.828          $0.860            191


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
=======================================================================================================================
From 7/6/00* to 12/31/00                                              $1.000          $0.850            227
From 1/1/01 to 12/31/01                                               $0.850          $0.690            504
From 1/1/02 to 12/31/02                                               $0.690          $0.475            618
From 1/1/03 to 12/31/03                                               $0.475          $0.622            709
From 1/1/04 to 12/31/04                                               $0.622          $0.634            843
From 1/1/05 to 12/31/05                                               $0.634          $0.660            648

From 1/1/06 to 12/31/06                                               $0.660          $0.695            351


LAZARD RETIREMENT SMALL CAP PORTFOLIO
=======================================================================================================================
From 4/29/05* to 12/31/05                                             $0.979          $1.092            29

From 1/1/06 to 12/31/06                                               $1.092          $1.250            39


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=======================================================================================================================
From 4/29/05* to 12/31/05                                             $0.978          $1.021           1,129

From 1/1/06 to 12/31/06                                               $1.021          $1.101            984


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=======================================================================================================================
From 4/29/05* to 12/31/05                                             $0.980          $1.048           1,543

From 1/1/06 to 12/31/06                                               $1.048          $1.212           1,446


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
=======================================================================================================================
From 4/29/05* to 12/31/05                                             $0.957          $1.081            226

From 1/1/06 to 12/31/06                                               $1.081          $1.197            139


MUTUAL SHARES SECURITIES FUND - CLASS 2
=======================================================================================================================
From 12/11/98* to 12/31/98                                            $1.000          $1.033            25
From 1/1/99 to 12/31/99                                               $1.033          $1.074             9
From 1/1/00 to 12/31/00                                               $1.074          $1.191            112
From 1/1/01 to 12/31/01                                               $1.191          $1.258            235
From 1/1/02 to 12/31/02                                               $1.258          $1.094            417
From 1/1/03 to 12/31/03                                               $1.094          $1.350            394
From 1/1/04 to 12/31/04                                               $1.350          $1.500            435
From 1/1/05 to 12/31/05                                               $1.500          $1.635            481

From 1/1/06 to 12/31/06                                               $1.635          $1.909            461

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
=======================================================================================================================
From 10/20/06* to 12/31/06                                            $1.000          $1.059             3



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX CAPITAL GROWTH SERIES
=======================================================================================================================
From 5/14/98* to 12/31/98                                             $1.000          $1.127           9,416
From 1/1/99 to 12/31/99                                               $1.127          $1.442          19,890
From 1/1/00 to 12/31/00                                               $1.442          $1.169          25,577
From 1/1/01 to 12/31/01                                               $1.169          $0.754          25,137
From 1/1/02 to 12/31/02                                               $0.754          $0.559          22,537
From 1/1/03 to 12/31/03                                               $0.559          $0.698          20,981
From 1/1/04 to 12/31/04                                               $0.698          $0.722          16,603
From 1/1/05 to 12/31/05                                               $0.722          $0.739           8,255

From 1/1/06 to 12/31/06                                               $0.739          $0.752           6,991


PHOENIX GROWTH AND INCOME SERIES
=======================================================================================================================
From 5/28/98* to 12/31/98                                             $1.000          $1.122            825
From 1/1/99 to 12/31/99                                               $1.122          $1.295           3,531
From 1/1/00 to 12/31/00                                               $1.295          $1.193           4,890
From 1/1/01 to 12/31/01                                               $1.193          $1.081           4,982
From 1/1/02 to 12/31/02                                               $1.081          $0.826           4,455
From 1/1/03 to 12/31/03                                               $0.826          $1.038           4,112
From 1/1/04 to 12/31/04                                               $1.038          $1.131           4,097
From 1/1/05 to 12/31/05                                               $1.131          $1.169           2,896

From 1/1/06 to 12/31/06                                               $1.169          $1.351           2,151


PHOENIX MID-CAP GROWTH SERIES
=======================================================================================================================
From 5/28/98* to 12/31/98                                             $1.000          $1.154            203
From 1/1/99 to 12/31/99                                               $1.154          $1.658            483
From 1/1/00 to 12/31/00                                               $1.658          $1.861           1,245
From 1/1/01 to 12/31/01                                               $1.861          $1.371           1,648
From 1/1/02 to 12/31/02                                               $1.371          $0.913           1,563
From 1/1/03 to 12/31/03                                               $0.913          $1.160           1,358
From 1/1/04 to 12/31/04                                               $1.160          $1.221           1,183
From 1/1/05 to 12/31/05                                               $1.221          $1.254            914

From 1/1/06 to 12/31/06                                               $1.254          $1.288           1,827


PHOENIX MONEY MARKET SERIES
=======================================================================================================================
From 5/14/98* to 12/31/98                                             $1.000          $1.023           1,608
From 1/1/99 to 12/31/99                                               $1.023          $1.058           2,200
From 1/1/00 to 12/31/00                                               $1.058          $1.107           2,115
From 1/1/01 to 12/31/01                                               $1.107          $1.175           3,357
From 1/1/02 to 12/31/02                                               $1.175          $1.134           1,940
From 1/1/03 to 12/31/03                                               $1.134          $1.126           1,361
From 1/1/04 to 12/31/04                                               $1.126          $1.119            989
From 1/1/05 to 12/31/05                                               $1.119          $1.132            815

From 1/1/06 to 12/31/06                                               $1.132          $1.166            819



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX MULTI-SECTOR FIXED INCOME SERIES
=======================================================================================================================
From 5/15/98* to 12/31/98                                             $1.000          $0.932           1,578
From 1/1/99 to 12/31/99                                               $0.932          $0.969           2,559
From 1/1/00 to 12/31/00                                               $0.969          $1.018           3,183
From 1/1/01 to 12/31/01                                               $1.018          $1.065           3,459
From 1/1/02 to 12/31/02                                               $1.065          $1.156           3,179
From 1/1/03 to 12/31/03                                               $1.156          $1.306           2,817
From 1/1/04 to 12/31/04                                               $1.306          $1.376           3,010
From 1/1/05 to 12/31/05                                               $1.376          $1.381           2,167

From 1/1/06 to 12/31/06                                               $1.381          $1.456           1,735


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
=======================================================================================================================
From 1/1/05* to 12/31/05                                              $1.043          $1.044            153

From 1/1/06 to 12/31/06                                               $1.044          $1.088            137


PHOENIX STRATEGIC ALLOCATION SERIES
=======================================================================================================================
From 6/2/98* to 12/31/98                                              $1.000          $1.124           1,495
From 1/1/99 to 12/31/99                                               $1.124          $1.233           3,590
From 1/1/00 to 12/31/00                                               $1.233          $1.224           4,828
From 1/1/01 to 12/31/01                                               $1.224          $1.229           4,968
From 1/1/02 to 12/31/02                                               $1.229          $1.072           6,035
From 1/1/03 to 12/31/03                                               $1.072          $1.267           5,497
From 1/1/04 to 12/31/04                                               $1.267          $1.343           4,858
From 1/1/05 to 12/31/05                                               $1.343          $1.348           3,471

From 1/1/06 to 12/31/06                                               $1.348          $1.499           2,533


PHOENIX-ABERDEEN INTERNATIONAL SERIES
=======================================================================================================================
From 6/17/98* to 12/31/98                                             $1.000          $1.015           1,504
From 1/1/99 to 12/31/99                                               $1.015          $1.297           2,753
From 1/1/00 to 12/31/00                                               $1.015          $1.077           4,407
From 1/1/01 to 12/31/01                                               $1.077          $0.807             5
From 1/1/02 to 12/31/02                                               $0.807          $0.678           3,548
From 1/1/03 to 12/31/03                                               $0.678          $0.881           3,802
From 1/1/04 to 12/31/04                                               $0.881          $1.050           3,257
From 1/1/05 to 12/31/05                                               $1.050          $1.228           2,400

From 1/1/06 to 12/31/06                                               $1.228          $1.543           3,063


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
=======================================================================================================================
From 5/12/03* to 12/31/03                                             $1.000          $1.517            17
From 1/1/04 to 12/31/04                                               $1.517          $1.528            25
From 1/1/05 to 12/31/05                                               $1.528          $1.743            15

From 1/1/06 to 12/31/06                                               $1.743          $2.054            149



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=======================================================================================================================
From 6/9/98* to 12/31/98                                              $1.000          $0.849            125
From 1/1/99 to 12/31/99                                               $0.849          $0.877            117
From 1/1/00 to 12/31/00                                               $0.877          $1.132            312
From 1/1/01 to 12/31/01                                               $1.132          $1.190            344
From 1/1/02 to 12/31/02                                               $1.190          $1.315            352
From 1/1/03 to 12/31/03                                               $1.315          $1.794            431
From 1/1/04 to 12/31/04                                               $1.794          $2.383            602
From 1/1/05 to 12/31/05                                               $2.383          $2.705            875

From 1/1/06 to 12/31/06                                               $2.705          $3.657            582

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
=======================================================================================================================
From 10/20/06* to 12/31/06                                            $1.000          $1.044             2


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=======================================================================================================================
From 5/28/98* to 12/31/98                                             $1.000          $0.885            162
From 1/1/99 to 12/31/99                                               $0.885          $0.783            279
From 1/1/00 to 12/31/00                                               $0.783          $0.903            382
From 1/1/01 to 12/31/01                                               $0.903          $1.095            725
From 1/1/02 to 12/31/02                                               $1.095          $0.988            854
From 1/1/03 to 12/31/03                                               $0.988          $1.374            779
From 1/1/04 to 12/31/04                                               $1.374          $1.631            954
From 1/1/05 to 12/31/05                                               $1.631          $1.733           1,338

From 1/1/06 to 12/31/06                                               $1.733          $1.964           1,125


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=======================================================================================================================
From 1/1/01* to 12/31/01                                              $1.000          $1.068            218
From 1/1/02 to 12/31/02                                               $1.068          $0.963            327
From 1/1/03 to 12/31/03                                               $0.963          $1.366            310
From 1/1/04 to 12/31/04                                               $1.366          $1.653            440
From 1/1/05 to 12/31/05                                               $1.653          $1.752            836

From 1/1/06 to 12/31/06                                               $1.752          $2.018            686


PHOENIX-VAN KAMPEN COMSTOCK SERIES
=======================================================================================================================
From 6/16/98* to 12/31/98                                             $1.000          $1.089            136
From 1/1/99 to 12/31/99                                               $1.089          $1.335            292
From 1/1/00 to 12/31/00                                               $1.335          $1.741            747
From 1/1/01 to 12/31/01                                               $1.741          $1.409           1,082
From 1/1/02 to 12/31/02                                               $1.409          $1.085           1,168
From 1/1/03 to 12/31/03                                               $1.085          $1.325            979
From 1/1/04 to 12/31/04                                               $1.325          $1.476           1,093
From 1/1/05 to 12/31/05                                               $1.476          $1.534            878

From 1/1/06 to 12/31/06                                               $1.534          $1.830            710



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX VAN KAMPEN EQUITY 500 INDEX SERIES
=======================================================================================================================
From 5/13/98* to 12/31/98                                             $1.000          $1.108            920
From 1/1/99 to 12/31/99                                               $1.108          $1.299           2,055
From 1/1/00 to 12/31/00                                               $1.299          $1.134           2,609
From 1/1/01 to 12/31/01                                               $1.134          $0.986           2,593
From 1/1/02 to 12/31/02                                               $0.986          $0.742           2,212
From 1/1/03 to 12/31/03                                               $0.742          $0.924           1,951
From 1/1/04 to 12/31/04                                               $0.924          $1.000           1,898
From 1/1/05 to 12/31/05                                               $1.000          $1.023           1,592

From 1/1/06 to 12/31/06                                               $1.023          $1.153           1,759


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=======================================================================================================================
From 11/12/03* to 12/31/03                                            $1.000          $1.152            0.6
From 1/1/04 to 12/31/04                                               $1.152          $1.258            22
From 1/1/05 to 12/31/05                                               $1.258          $1.411            22

From 1/1/06 to 12/31/06                                               $1.411          $1.550            0.2


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
=======================================================================================================================
From 8/18/98* to 12/31/98                                             $1.000          $1.182            22
From 1/1/99 to 12/31/99                                               $1.182          $1.788            134
From 1/1/00 to 12/31/00                                               $1.788          $1.198            185
From 1/1/01 to 12/31/01                                               $1.198          $1.086            138
From 1/1/02 to 12/31/02                                               $1.086          $1.069            96
From 1/1/03 to 12/31/03                                               $1.069          $1.614            88
From 1/1/04 to 12/31/04                                               $1.614          $1.985            85
From 1/1/05 to 12/31/05                                               $1.985          $2.494            85

From 1/1/06 to 12/31/06                                               $2.494          $3.151            71


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
=======================================================================================================================
From 5/28/98* to 12/31/98                                             $1.000          $0.935            181
From 1/1/99 to 12/31/99                                               $0.935          $1.137            321
From 1/1/00 to 12/31/00                                               $1.137          $1.095            659
From 1/1/01 to 12/31/01                                               $1.095          $0.907            748
From 1/1/02 to 12/31/02                                               $0.907          $0.729            704
From 1/1/03 to 12/31/03                                               $0.729          $0.950            638
From 1/1/04 to 12/31/04                                               $0.950          $1.111            682
From 1/1/05 to 12/31/05                                               $1.111          $1.207            661

From 1/1/06 to 12/31/06                                               $1.207          $1.445            398


TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
=======================================================================================================================
From 6/16/98* to 12/31/98                                             $1.000          $1.002            48
From 1/1/99 to 12/31/99                                               $1.002          $1.211            103
From 1/1/00 to 12/31/00                                               $1.211          $1.195            175
From 1/1/01 to 12/31/01                                               $1.195          $1.062            200
From 1/1/02 to 12/31/02                                               $1.062          $1.001            161
From 1/1/03 to 12/31/03                                               $1.001          $1.303            148
From 1/1/04 to 12/31/04                                               $1.303          $1.487            144
From 1/1/05 to 12/31/05                                               $1.487          $1.519            80

From 1/1/06 to 12/31/06                                               $1.519          $1.814            77



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=======================================================================================================================
From 6/2/98* to 12/31/98                                              $1.000          $0.899            75
From 1/1/99 to 12/31/99                                               $0.899          $1.142            125
From 1/1/00 to 12/31/00                                               $1.142          $1.207            197
From 1/1/01 to 12/31/01                                               $1.207          $1.175            258
From 1/1/02 to 12/31/02                                               $1.175          $0.945            272
From 1/1/03 to 12/31/03                                               $0.945          $1.231            287
From 1/1/04 to 12/31/04                                               $1.231          $1.409            335
From 1/1/05 to 12/31/05                                               $1.409          $1.512            368

From 1/1/06 to 12/31/06                                               $1.512          $1.817            306


WANGER INTERNATIONAL SELECT
=======================================================================================================================
From 2/17/99* to 12/31/99                                             $1.000          $1.840            210
From 1/1/00 to 12/31/00                                               $1.840          $1.786            445
From 1/1/01 to 12/31/01                                               $1.786          $1.293            487
From 1/1/02 to 12/31/02                                               $1.293          $1.080            385
From 1/1/03 to 12/31/03                                               $1.080          $1.504            368
From 1/1/04 to 12/31/04                                               $1.504          $1.845            325
From 1/1/05 to 12/31/05                                               $1.845          $2.118            292

From 1/1/06 to 12/31/06                                               $2.118          $2.842            198


WANGER INTERNATIONAL SMALL CAP
=======================================================================================================================
From 6/17/98* to 12/31/98                                             $1.000          $1.065            381
From 1/1/99 to 12/31/99                                               $1.065          $2.380           1,214
From 1/1/00 to 12/31/00                                               $2.380          $1.691           1,910
From 1/1/01 to 12/31/01                                               $1.691          $1.315           1,881
From 1/1/02 to 12/31/02                                               $1.315          $1.117           1,550
From 1/1/03 to 12/31/03                                               $1.117          $1.641           1,446
From 1/1/04 to 12/31/04                                               $1.641          $2.108           1,311
From 1/1/05 to 12/31/05                                               $2.108          $2.526           1,200

From 1/1/06 to 12/31/06                                               $2.526          $3.418            908


WANGER SELECT
=======================================================================================================================
From 2/17/99* to 12/31/99                                             $1.000          $1.384            243
From 1/1/00 to 12/31/00                                               $1.384          $1.494            466
From 1/1/01 to 12/31/01                                               $1.494          $1.608            475
From 1/1/02 to 12/31/02                                               $1.608          $1.465            328
From 1/1/03 to 12/31/03                                               $1.465          $1.889            295
From 1/1/04 to 12/31/04                                               $1.889          $2.222            270
From 1/1/05 to 12/31/05                                               $2.222          $2.422            234

From 1/1/06 to 12/31/06                                               $2.422          $2.859            85



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
=======================================================================================================================
From 5/15/98* to 12/31/98                                             $1.000          $0.931           1,825
From 1/1/99 to 12/31/99                                               $0.931          $1.149           4,017
From 1/1/00 to 12/31/00                                               $1.149          $1.040           6,644
From 1/1/01 to 12/31/01                                               $1.040          $1.143           6,514
From 1/1/02 to 12/31/02                                               $1.143          $0.938           5,440
From 1/1/03 to 12/31/03                                               $0.938          $1.325           4,856
From 1/1/04 to 12/31/04                                               $1.325          $1.546           4,437
From 1/1/05 to 12/31/05                                               $1.546          $1.696           4,006

From 1/1/06 to 12/31/06                                               $1.696          $1.805           2,677



BIG EDGE CONTRACTS

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=======================================================================================================================
From 8/2/01* to 12/31/01                                              $1.000          $0.927             3
From 1/1/02 to 12/31/02                                               $0.927          $0.694            20
From 1/1/03 to 12/31/03                                               $0.694          $0.890            62
From 1/1/04 to 12/31/04                                               $0.890          $0.939            137
From 1/1/05 to 12/31/05                                               $0.939          $1.012            115

From 1/1/06 to 12/31/06                                               $1.012          $1.065            95

AIM V.I. CORE EQUITY FUND - CLASS I
=======================================================================================================================
From 4/21/06* to 12/31/06                                             $1.000          $1.088            12


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
=======================================================================================================================
From 1/30/02* to 12/31/02                                             $1.000          $0.938            60
From 1/1/03 to 12/31/03                                               $0.938          $1.191            60
From 1/1/04 to 12/31/04                                               $1.191          $1.017            65
From 1/1/05 to 12/31/05                                               $1.017          $1.083            91

From 1/1/06 to 12/31/06                                               $1.083          $1.193            44


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
=======================================================================================================================
From 6/20/00* to 12/31/00                                             $1.000          $0.742            267
From 1/1/01 to 12/31/01                                               $0.742          $0.618            319
From 1/1/02 to 12/31/02                                               $0.618          $0.404            343
From 1/1/03 to 12/31/03                                               $0.404          $0.539            542
From 1/1/04 to 12/31/04                                               $0.539          $0.578            185
From 1/1/05 to 12/31/05                                               $0.578          $0.654            165

From 1/1/06 to 12/31/06                                               $0.654          $0.773            122



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
DWS EQUITY 500 INDEX FUND VIP - CLASS A
=======================================================================================================================
From 3/11/02* to 12/31/02                                             $1.000          $0.819            299
From 1/1/03 to 12/31/03                                               $0.819          $1.039            630
From 1/1/04 to 12/31/04                                               $1.039          $1.137            332
From 1/1/05 to 12/31/05                                               $1.137          $1.178            329

From 1/1/06 to 12/31/06                                               $1.178          $1.348            89


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=======================================================================================================================
From 2/8/00 to 12/31/00                                               $1.000          $1.102            47
From 1/1/01 to 12/31/01                                               $1.102          $1.168            243
From 1/1/02 to 12/31/02                                               $1.168          $1.261            762
From 1/1/03 to 12/31/03                                               $1.261          $1.278            409
From 1/1/04 to 12/31/04                                               $1.278          $1.311            318
From 1/1/05 to 12/31/05                                               $1.311          $1.324            281

From 1/1/06 to 12/31/06                                               $1.324          $1.365            258


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
=======================================================================================================================
From 3/31/00 to 12/31/00                                              $1.000          $0.936            451
From 1/1/01 to 12/31/01                                               $0.936          $0.939            608
From 1/1/02 to 12/31/02                                               $0.939          $0.943            557
From 1/1/03 to 12/31/03                                               $0.943          $1.141            611
From 1/1/04 to 12/31/04                                               $1.141          $1.248            196
From 1/1/05 to 12/31/05                                               $1.248          $1.268            217

From 1/1/06 to 12/31/06                                               $1.268          $1.391            229


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=======================================================================================================================
From 7/7/00* to 12/31/00                                              $1.000          $0.936            141
From 1/1/01 to 12/31/01                                               $0.936          $0.812            144
From 1/1/02 to 12/31/02                                               $0.812          $0.728            391
From 1/1/03 to 12/31/03                                               $0.728          $0.925            488
From 1/1/04 to 12/31/04                                               $0.925          $1.056            494
From 1/1/05 to 12/31/05                                               $1.056          $1.222            651

From 1/1/06 to 12/31/06                                               $1.222          $1.350            854


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=======================================================================================================================
From 7/7/00* to 12/31/00                                              $1.000          $0.857            55
From 1/1/01 to 12/31/01                                               $0.857          $0.726            62
From 1/1/02 to 12/31/02                                               $0.726          $0.561            90
From 1/1/03 to 12/31/03                                               $0.561          $0.720            89
From 1/1/04 to 12/31/04                                               $0.720          $0.764            81
From 1/1/05 to 12/31/05                                               $0.764          $0.823            77

From 1/1/06 to 12/31/06                                               $0.823          $0.858            74


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
=======================================================================================================================
From 7/7/00* to 12/31/00                                              $1.000          $0.843            216
From 1/1/01 to 12/31/01                                               $0.843          $0.687            307
From 1/1/02 to 12/31/02                                               $0.687          $0.475            304
From 1/1/03 to 12/31/03                                               $0.475          $0.624            237
From 1/1/04 to 12/31/04                                               $0.624          $0.638            253
From 1/1/05 to 12/31/05                                               $0.638          $0.667            282

From 1/1/06 to 12/31/06                                               $0.667          $0.705            233



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP PORTFOLIO
=======================================================================================================================
From 4/29/05* to 12/31/05                                             $0.979          $1.095            17

From 1/1/06 to 12/31/06                                               $1.095          $1.258            14


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=======================================================================================================================
From 4/29/05* to 12/31/05                                             $0.978          $1.024            54

From 1/1/06 to 12/31/06                                               $1.024          $1.108            62


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=======================================================================================================================
From 4/29/05* to 12/31/05                                             $0.980          $1.051            175

From 1/1/06 to 12/31/06                                               $1.051          $1.220            146


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
=======================================================================================================================
From 4/29/05* to 12/31/05                                             $0.957          $1.084            110

From 1/1/06 to 12/31/06                                               $1.084          $1.205            129


MUTUAL SHARES SECURITIES FUND - CLASS 2
=======================================================================================================================
From 1/26/01* to 12/31/01                                             $1.000          $1.018            175
From 1/1/02 to 12/31/02                                               $1.018          $0.888            404
From 1/1/03 to 12/31/03                                               $0.888          $1.101            406
From 1/1/04 to 12/31/04                                               $1.101          $1.227            377
From 1/1/05 to 12/31/05                                               $1.227          $1.343            417

From 1/1/06 to 12/31/06                                               $1.343          $1.574            630


PHOENIX CAPITAL GROWTH SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $9.222          $11.056          6,273
From 1/1/98 to 12/31/98                                               $11.056         $14.232          5,404
From 1/1/99 to 12/31/99                                               $14.232         $18.273          4,718
From 1/1/00 to 12/31/00                                               $18.273         $14.874          3,895
From 1/1/01 to 12/31/01                                               $14.874         $9.632           3,055
From 1/1/02 to 12/31/02                                               $9.632          $7.170           2,154
From 1/1/03 to 12/31/03                                               $7.170          $8.979           1,956
From 1/1/04 to 12/31/04                                               $8.979          $9.331           1,689
From 1/1/05 to 12/31/05                                               $9.331          $9.581           1,344

From 1/1/06 to 12/31/06                                               $9.581          $9.790           1,111


PHOENIX GROWTH AND INCOME SERIES
=======================================================================================================================
From 3/4/98* to 12/31/98                                              $1.000          $1.195            429
From 1/1/99 to 12/31/99                                               $1.195          $1.384           1,146
From 1/1/00 to 12/31/00                                               $1.384          $1.280            780
From 1/1/01 to 12/31/01                                               $1.280          $1.163            735
From 1/1/02 to 12/31/02                                               $1.163          $0.892            456
From 1/1/03 to 12/31/03                                               $0.892          $1.126            543
From 1/1/04 to 12/31/04                                               $1.126          $1.232            897
From 1/1/05 to 12/31/05                                               $1.232          $1.278            657

From 1/1/06 to 12/31/06                                               $1.278          $1.483            516



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX MID-CAP GROWTH SERIES
=======================================================================================================================
From 4/16/98* to 12/31/98                                             $1.000          $1.088            43
From 1/1/99 to 12/31/99                                               $1.088          $1.568            199
From 1/1/00 to 12/31/00                                               $1.568          $1.766            998
From 1/1/01 to 12/31/01                                               $1.766          $1.306            803
From 1/1/02 to 12/31/02                                               $1.306          $0.873            684
From 1/1/03 to 12/31/03                                               $0.873          $1.113            346
From 1/1/04 to 12/31/04                                               $1.113          $1.176            189
From 1/1/05 to 12/31/05                                               $1.176          $1.213            112

From 1/1/06 to 12/31/06                                               $1.213          $1.251            234


PHOENIX MONEY MARKET SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $2.126          $2.214           2,264
From 1/1/98 to 12/31/98                                               $2.214          $2.304           2,845
From 1/1/99 to 12/31/99                                               $2.304          $2.391           3,253
From 1/1/00 to 12/31/00                                               $2.391          $2.510           1,638
From 1/1/01 to 12/31/01                                               $2.510          $2.580           2,017
From 1/1/02 to 12/31/02                                               $2.580          $2.591           1,949
From 1/1/03 to 12/31/03                                               $2.591          $2.582            845
From 1/1/04 to 12/31/04                                               $2.582          $2.577            625
From 1/1/05 to 12/31/05                                               $2.577          $2.617            471

From 1/1/06 to 12/31/06                                               $2.617          $2.705            369


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $3.761          $4.143           3,556
From 1/1/98 to 12/31/98                                               $4.143          $3.925           2,315
From 1/1/99 to 12/31/99                                               $3.925          $4.098           1,723
From 1/1/00 to 12/31/00                                               $4.098          $4.321           1,542
From 1/1/01 to 12/31/01                                               $4.321          $4.538           1,284
From 1/1/02 to 12/31/02                                               $4.538          $4.941           1,168
From 1/1/03 to 12/31/03                                               $4.941          $5.605            913
From 1/1/04 to 12/31/04                                               $5.605          $5.928            677
From 1/1/05 to 12/31/05                                               $5.928          $5.974            560

From 1/1/06 to 12/31/06                                               $5.974          $6.319            487


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
=======================================================================================================================
From 1/1/04 to 12/31/04                                               $1.000          $1.046            79
From 1/1/05 to 12/31/05                                               $1.046          $1.050            113

From 1/1/06 to 12/31/06                                               $1.050          $1.099            111


PHOENIX STRATEGIC ALLOCATION SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $3.801          $4.544          13,378
From 1/1/98 to 12/31/98                                               $4.544          $5.435          11,665
From 1/1/99 to 12/31/99                                               $5.435          $5.987          10,148
From 1/1/00 to 12/31/00                                               $5.987          $5.963           8,681
From 1/1/01 to 12/31/01                                               $5.963          $6.013           7,478
From 1/1/02 to 12/31/02                                               $6.013          $5.263           6,730
From 1/1/03 to 12/31/03                                               $5.263          $6.246           5,950
From 1/1/04 to 12/31/04                                               $6.246          $6.645           4,931
From 1/1/05 to 12/31/05                                               $6.645          $6.696           4,384

From 1/1/06 to 12/31/06                                               $6.696          $7.471           3,550




*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX-ABERDEEN INTERNATIONAL SERIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $1.616          $1.793           2,998
From 1/1/98 to 12/31/98                                               $1.793          $2.271           2,641
From 1/1/99 to 12/31/99                                               $2.271          $2.911           2,159
From 1/1/00 to 12/31/00                                               $2.911          $2.427           1,732
From 1/1/01 to 12/31/01                                               $2.427          $1.825           1,303
From 1/1/02 to 12/31/02                                               $1.825          $1.539           1,059
From 1/1/03 to 12/31/03                                               $1.539          $2.009            738
From 1/1/04 to 12/31/04                                               $2.009          $2.402            672
From 1/1/05 to 12/31/05                                               $2.402          $2.820            648

From 1/1/06 to 12/31/06                                               $2.820          $3.556            662


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
=======================================================================================================================
From 10/29/03* to 12/31/03                                            $1.000          $1.525            20
From 1/1/04 to 12/31/04                                               $1.525          $1.542             9
From 1/1/05 to 12/31/05                                               $1.542          $1.766             8

From 1/1/06 to 12/31/06                                               $1.766          $2.088            91


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=======================================================================================================================
From 1/1/96 to 12/31/96                                               $1.155          $1.523            189
From 1/1/97 to 12/31/97                                               $1.523          $1.840            405
From 1/1/98 to 12/31/98                                               $1.840          $1.436            282
From 1/1/99 to 12/31/99                                               $1.436          $1.489            128
From 1/1/00 to 12/31/00                                               $1.489          $1.929            221
From 1/1/01 to 12/31/01                                               $1.929          $2.036            98
From 1/1/02 to 12/31/02                                               $2.036          $2.259            282
From 1/1/03 to 12/31/03                                               $2.259          $3.092            242
From 1/1/04 to 12/31/04                                               $3.092          $4.123            210
From 1/1/05 to 12/31/05                                               $4.123          $4.698            204

From 1/1/06 to 12/31/06                                               $4.698          $6.375            194


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=======================================================================================================================
From 3/17/98* to 12/31/98                                             $1.000          $0.858            96
From 1/1/99 to 12/31/99                                               $0.858          $0.763            56
From 1/1/00 to 12/31/00                                               $0.763          $0.883            117
From 1/1/01 to 12/31/01                                               $0.883          $1.075            392
From 1/1/02 to 12/31/02                                               $1.075          $0.973            900
From 1/1/03 to 12/31/03                                               $0.973          $1.358            700
From 1/1/04 to 12/31/04                                               $1.358          $1.619            581
From 1/1/05 to 12/31/05                                               $1.619          $1.726            593

From 1/1/06 to 12/31/06                                               $1.726          $1.964            565


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=======================================================================================================================
From 2/20/01* to 12/31/01                                             $1.000          $1.085            143
From 1/1/02 to 12/31/02                                               $1.085          $0.982            510
From 1/1/03 to 12/31/03                                               $0.982          $1.399            416
From 1/1/04 to 12/31/04                                               $1.399          $1.699            276
From 1/1/05 to 12/31/05                                               $1.699          $1.807            282

From 1/1/06 to 12/31/06                                               $1.807          $2.089            200




*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
=======================================================================================================================
From 5/21/98* to 12/31/98                                             $1.000          $1.040            31
From 1/1/99 to 12/31/99                                               $1.040          $1.280            58
From 1/1/00 to 12/31/00                                               $1.280          $1.675            298
From 1/1/01 to 12/31/01                                               $1.675          $1.361            460
From 1/1/02 to 12/31/02                                               $1.361          $1.052            505
From 1/1/03 to 12/31/03                                               $1.052          $1.290            274
From 1/1/04 to 12/31/04                                               $1.290          $1.442            399
From 1/1/05 to 12/31/05                                               $1.442          $1.505            313

From 1/1/06 to 12/31/06                                               $1.505          $1.801            286


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
=======================================================================================================================
From 7/15/97* to 12/31/97                                             $1.000          $1.020            600
From 1/1/98 to 12/31/98                                               $1.020          $1.330           1,139
From 1/1/99 to 12/31/99                                               $1.330          $1.565           1,082
From 1/1/00 to 12/31/00                                               $1.565          $1.371           1,105
From 1/1/01 to 12/31/01                                               $1.371          $1.196           1,047
From 1/1/02 to 12/31/02                                               $1.196          $0.904            735
From 1/1/03 to 12/31/03                                               $0.904          $1.129            535
From 1/1/04 to 12/31/04                                               $1.129          $1.228            249
From 1/1/05 to 12/31/05                                               $1.228          $1.260            201

From 1/1/06 to 12/31/06                                               $1.260          $1.425            626


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=======================================================================================================================
From 9/3/03* to 12/31/03                                              $1.000          $1.155            26
From 1/1/04 to 12/31/04                                               $1.155          $1.265            40
From 1/1/05 to 12/31/05                                               $1.265          $1.425            43

From 1/1/06 to 12/31/06                                               $1.425          $1.571            32


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
=======================================================================================================================
From 5/15/97* to 12/31/97                                             $1.000          $0.676            718
From 1/1/98 to 12/31/98                                               $0.676          $0.528            711
From 1/1/99 to 12/31/99                                               $0.528          $0.802            721
From 1/1/00 to 12/31/00                                               $0.802          $0.539            587
From 1/1/01 to 12/31/01                                               $0.539          $0.491            539
From 1/1/02 to 12/31/02                                               $0.491          $0.485            527
From 1/1/03 to 12/31/03                                               $0.485          $0.735            515
From 1/1/04 to 12/31/04                                               $0.735          $0.908            515
From 1/1/05 to 12/31/05                                               $0.908          $1.145            515

From 1/1/06 to 12/31/06                                               $1.145          $1.452            17




*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
=======================================================================================================================
From 7/2/97* to 12/31/97                                              $1.000          $0.974            144
From 1/1/98 to 12/31/98                                               $0.974          $1.052            211
From 1/1/99 to 12/31/99                                               $1.052          $1.283            201
From 1/1/00 to 12/31/00                                               $1.283          $1.241            196
From 1/1/01 to 12/31/01                                               $1.241          $1.032            155
From 1/1/02 to 12/31/02                                               $1.032          $0.832            171
From 1/1/03 to 12/31/03                                               $0.832          $1.089            93
From 1/1/04 to 12/31/04                                               $1.089          $1.277            83
From 1/1/05 to 12/31/05                                               $1.277          $1.393            67

From 1/1/06 to 12/31/06                                               $1.393          $1.675            39


TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
=======================================================================================================================
From 6/2/97* to 12/31/97                                              $1.000          $1.033            152
From 1/1/98 to 12/31/98                                               $1.033          $1.085            131
From 1/1/99 to 12/31/99                                               $1.085          $1.316            128
From 1/1/00 to 12/31/00                                               $1.316          $1.304            69
From 1/1/01 to 12/31/01                                               $1.304          $1.162            17
From 1/1/02 to 12/31/02                                               $1.162          $1.100             6
From 1/1/03 to 12/31/03                                               $1.100          $1.438             6
From 1/1/04 to 12/31/04                                               $1.438          $1.647             6
From 1/1/05 to 12/31/05                                               $1.647          $1.688             6

From 1/1/06 to 12/31/06                                               $1.688          $2.024             5


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=======================================================================================================================
From 5/1/97* to 12/31/97                                              $1.000          $1.064            116
From 1/1/98 to 12/31/98                                               $1.064          $1.063            123
From 1/1/99 to 12/31/99                                               $1.063          $1.356            48
From 1/1/00 to 12/31/00                                               $1.356          $1.439            125
From 1/1/01 to 12/31/01                                               $1.439          $1.406            144
From 1/1/02 to 12/31/02                                               $1.406          $1.134            170
From 1/1/03 to 12/31/03                                               $1.134          $1.484            160
From 1/1/04 to 12/31/04                                               $1.484          $1.705            167
From 1/1/05 to 12/31/05                                               $1.705          $1.837            174

From 1/1/06 to 12/31/06                                               $1.837          $2.216            132


WANGER INTERNATIONAL SELECT
=======================================================================================================================
From 6/20/00* to 12/31/00                                             $1.000          $0.996            204
From 1/1/01 to 12/31/01                                               $0.996          $0.724            170
From 1/1/02 to 12/31/02                                               $0.724          $0.607            52
From 1/1/03 to 12/31/03                                               $0.607          $0.849            81
From 1/1/04 to 12/31/04                                               $0.849          $1.045            164
From 1/1/05 to 12/31/05                                               $1.045          $1.204            172

From 1/1/06 to 12/31/06                                               $1.204          $1.621            273



*Date subaccount began operations.

                                                                    SUBACCOUNT      SUBACCOUNT         UNITS
                                                                    UNIT VALUE      UNIT VALUE    OUTSTANDING AT
                                                                     BEGINNING          END        END OF PERIOD
                          SUBACCOUNT                                 OF PERIOD       OF PERIOD      (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SMALL CAP
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $1.620          $1.581           1,630
From 1/1/98 to 12/31/98                                               $1.581          $1.821           1,320
From 1/1/99 to 12/31/99                                               $1.821          $4.083           1,216
From 1/1/00 to 12/31/00                                               $4.083          $2.912           1,183
From 1/1/01 to 12/31/01                                               $2.912          $2.273            983
From 1/1/02 to 12/31/02                                               $2.273          $1.939            865
From 1/1/03 to 12/31/03                                               $1.939          $2.858            656
From 1/1/04 to 12/31/04                                               $2.858          $3.685            571
From 1/1/05 to 12/31/05                                               $3.685          $4.434            564

From 1/1/06 to 12/31/06                                               $4.434          $6.021            262


WANGER SELECT
=======================================================================================================================
From 3/8/99* to 12/31/99                                              $1.000          $1.085            21
From 1/1/00 to 12/31/00                                               $1.085          $1.176            125
From 1/1/01 to 12/31/01                                               $1.085          $1.270            125
From 1/1/02 to 12/31/02                                               $1.270          $1.162            171
From 1/1/03 to 12/31/03                                               $1.162          $1.503            116
From 1/1/04 to 12/31/04                                               $1.503          $1.775            162
From 1/1/05 to 12/31/05                                               $1.775          $1.942            152

From 1/1/06 to 12/31/06                                               $1.942          $2.302            124


WANGER U.S. SMALLER COMPANIES
=======================================================================================================================
From 1/1/97 to 12/31/97                                               $1.681          $2.154           3,346
From 1/1/98 to 12/31/98                                               $2.154          $2.317           3,662
From 1/1/99 to 12/31/99                                               $2.317          $2.870           1,825
From 1/1/00 to 12/31/00                                               $2.870          $2.609           1,210
From 1/1/01 to 12/31/01                                               $2.870          $2.877            946
From 1/1/02 to 12/31/02                                               $2.877          $2.370            801
From 1/1/03 to 12/31/03                                               $2.370          $3.360            647
From 1/1/04 to 12/31/04                                               $3.360          $3.936            460
From 1/1/05 to 12/31/05                                               $3.936          $4.335            405

From 1/1/06 to 12/31/06                                               $4.335          $4.630            344



 * Date subaccount began operations.

                                                                     [VERSION C]

                       THE PHOENIX EDGE(R)-VA FOR NEW YORK
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


PROSPECTUS                                                           MAY 1, 2007

    This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.



      The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.


    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus.


 IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:

   [envelope]  PHOENIX LIFE INSURANCE COMPANY     [telephone]  TEL. 800/541-0171
               Annuity Operations Division
               PO Box 8027
               Boston, MA 02266-8027

                                TABLE OF CONTENTS

-------------------------------------------------------------------
Heading                                                      Page
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GLOSSARY OF SPECIAL TERMS ................................    3
SUMMARY OF EXPENSES.......................................    4
ANNUAL FUND EXPENSES......................................    6
CONTRACT SUMMARY..........................................    9
FINANCIAL HIGHLIGHTS......................................   12
FINANCIAL STATEMENTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHOENIX AND THE SEPARATE ACCOUNT .........................   12
THE VARIABLE INVESTMENT OPTIONS...........................   12
   Administrative, Marketing and Support Service Fees.....   13
GIA.......................................................   13
DEDUCTIONS AND CHARGES....................................   14
   Transfer Charge........................................   16
   Reduced Fees, Credits and Excess Interest for
     Eligible Groups......................................   16
THE ACCUMULATION PERIOD...................................   16
   Accumulation Units.....................................   16
   Accumulation Unit Values...............................   16
   Purchase of Contracts..................................   16
   Additional Programs ...................................   17
   Optional Benefits......................................   19
   Surrender of Contract and Withdrawals..................   21
   Contract Termination ..................................   22
   Payment Upon Death Before Maturity Date ...............   22
INTERNET, INTERACTIVE VOICE RESPONSE AND
   TELEPHONE TRANSFERS ...................................   23
MARKET TIMING AND OTHER DISRUPTIVE TRADING................   24
THE ANNUITY PERIOD........................................   25

   Annuity Payments.......................................   25
   Annuity Payment Options ...............................   25
   Other Conditions.......................................   27
   Payment Upon Death After Maturity Date.................   27

VARIABLE ACCOUNT VALUATION PROCEDURES.....................   27
   Valuation Date.........................................   27
   Valuation Period.......................................   27
   Accumulation Unit Value................................   28
   Net Investment Factor..................................   28
MISCELLANEOUS PROVISIONS..................................   28
   Assignment.............................................   28
   Payment Deferral  .....................................   28
   Free Look Period.......................................   28
   Amendments to Contracts................................   28
   Substitution of Fund Shares............................   28
   Ownership of the Contract..............................   28
FEDERAL INCOME TAXES......................................   29
   Introduction...........................................   29
   Income Tax Status......................................   29
   Taxation of Annuities in General--Nonqualified Plans....  29
   Additional Considerations..............................   30
   Owner Control..........................................   31
   Diversification Standards .............................   31
   Taxation of Annuities in General--Qualified Plans.......  32
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   34
SERVICING AGENT...........................................   36
STATE REGULATION..........................................   36
REPORTS...................................................   36
VOTING RIGHTS.............................................   36
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   36
THE PHOENIX COMPANIES, INC. - LEGAL PROCEEDINGS
ABOUT COMPANY SUBSIDIARIES................................   36
SAI TABLE OF CONTENTS.....................................   37
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------


    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.


ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment annuity options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

DEATH BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond]   Non-qualified plans--$1,000
[diamond]   Individual Retirement Annuity--$1,000
[diamond]   Bank draft program--$25
[diamond]   Qualified plans--$1,000 annually

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity payment option providing payments that varies in amounts, according to the investment experience of the selected subaccounts.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:
       Age of Payment in Complete Years 0.............     7%
       Age of Payment in Complete Years 1.............     6%
       Age of Payment in Complete Years 2.............     5%                      This table describes the fees and expenses
       Age of Payment in Complete Years 3.............     4%                      that you will pay at the time that you
       Age of Payment in Complete Years 4.............     3%                      surrender the contract or transfer value
       Age of Payment in Complete Years 5.............     2%                      between the subaccounts. State premium taxes
       Age of Payment in Complete Years 6.............     1%                      may also be deducted.
       Age of Payment in Complete Years 7+............    None

    Transfer Charge(1)
       Current .......................................    None
       Maximum........................................    $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    Current(2)........................................    $35

    Maximum...........................................    $35

MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM                                     This table describes the fees and expenses that
    ------------------------------------------                                     you will pay periodically during the time
    Mortality and Expense Risk Fee....................    .775%                    that you own the contract, not including annual
    Daily Administrative Fee..........................    .125%                    fund fees and expenses.
                                                          -----
    Total Annual Separate Account Expenses............    .900%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.125%
    Daily Administrative Fee..........................    .125%
                                                          -----
    Total Annual Separate Account Expenses............   1.250%
------------------------------------------------------------------------------------------------------------------------------------
(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year.
    See "Transfer Charge."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options.
    See "Deductions and Charges."

------------------------------------------------------------------------------------------------------------------------------------
                                                    OPTIONAL BENEFIT FEES
                                                    ---------------------

       This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

-----------------------------------------------------------------------------------------------------------------------------------
ENHANCED DEATH BENEFIT OPTION 1 RIDER(1) (as a percentage of contract value)
Current..........................................   .05%
-----------------------------------------------------------------------------------------------------------------------------------
GUARANTEED MINIMUM INCOME BENEFIT
RIDER (GMIB) FEE(2) (as a percentage of the guaranteed annuitization value)
Current..........................................   .60%
Maximum..........................................  1.00%
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

                                       Minimum     Maximum            This table shows the minimum and maximum total operating
                                       -------     -------            expenses as a percentage of daily net assets, for the year
    Total Annual Fund Operating                                       ended 12/31/06 charged by the fund companies that you may pay
    Expenses (expenses that are                                       periodically during the time that you own the contract. More
    deducted from the fund assets                                     detail concerning the funds' fees and total and net fund
    include management fees,                                          operating expenses can be found after the Expense Examples and
    12b-1 fees and other expenses)....  0.28%        5.12%            are contained in the fund prospectuses.

------------------------------------------------------------------------------------------------------------------------------------
(1)  This charge is assessed against the issue payment and each contract anniversary against the contract value. See "Deductions and
     Charges."
(2)  The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

    If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


           1 Year      3 Years    5 Years     10 Years                These examples are intended to help you compare the cost of
           -------------------------------------------                investing  in the contract with the cost of investing in
           $1,422       $2,753    $3,994       $6,917                 other variable annuity contracts. These costs include Contract
                                                                      Owner transaction expenses, contract fees, separate account
DEATH BENEFIT OPTION 2                                                annual expenses, maximum of all applicable riders and benefit
----------------------                                                fees, and the maximum fund fees and expenses that were
                                                                      charged for the year ended 12/31/06.
           1 Year      3 Years    5 Years     10 Years
           -------------------------------------------
           $1,241       $2,263    $3,258       $5,808


    If you do not surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

DEATH BENEFIT OPTION 1
----------------------


           1 Year      3 Years    5 Years     10 Years                The examples assume that you invest $10,000 in the contract
           -------------------------------------------                for the time periods indicated. The examples also assume that
            $792        $2,303    $3,724       $6,917                 your investment has a 5% return each year and assumes the
                                                                      maximum fees and expenses of any of the funds and that you
DEATH BENEFIT OPTION 2                                                have allocated all of your contract value to the fund with the
----------------------                                                maximum fees and expenses. Although your actual costs may be higher or lower based on these assumptions, your costs are
           1 Year      3 Years    5 Years     10 Years                shown in the table to the left.
           -------------------------------------------
            $611        $1,813    $2,988       $5,808


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ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.


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                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund             0.61        0.00        0.30         0.00        0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                      0.61        0.00        0.28         0.02(2)     0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund              0.72        0.00        0.32         0.02(2)     1.06        0.00    1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio      0.81        0.00        0.17         0.00        0.98        0.35    0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                       0.29        0.00        0.00         0.00        0.29       (0.01)   0.28(4)
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  Federated Fund for U.S. Government             0.60        0.00        0.39         0.00        0.99        0.00    0.99(18)
    Securities II
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II             0.60        0.00        0.42         0.00        1.02        0.00    1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio           0.57        0.10        0.09         0.00        0.76        0.00    0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio    0.57        0.10        0.15         0.00        0.82        0.00    0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                  0.57        0.10        0.11         0.00        0.78        0.00    0.78(5,7,18)
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  Fidelity VIP Investment Grade Bond Portfolio   0.32        0.10        0.12         0.00        0.54        0.00    0.54
----------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                0.46        0.25        0.01         0.00        0.72        0.00    0.72(8)
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  Lazard Retirement Small Cap Portfolio          0.75        0.25        0.18         0.00        1.18        0.00    1.18
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio           0.50        0.00        0.46         0.00        0.96       (0.06)   0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio        0.48        0.00        0.39         0.00        0.87        0.00    0.87
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio            0.74        0.00        0.38         0.00        1.12        0.00    1.12
----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                  0.60        0.25        0.21         0.00        1.06        0.00    1.06
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio        1.15        0.25        0.60         0.00        2.00       (0.60)   1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio        0.85        0.25        0.15         0.00        1.25        0.00    1.25
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA       0.64        0.25        0.03         0.00        0.92        0.00    0.92
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA          0.63        0.25        0.03         0.00        0.91        0.00    0.91
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA      0.74        0.25        0.01         0.00        1.00        0.00    1.00
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                  0.68        0.00        0.24         0.00        0.92        0.00    0.92(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Growth and Income Series               0.70        0.00        0.27         0.00        0.97       (0.06)   0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                  0.80        0.00        0.35         0.00        1.15       (0.01)   1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Money Market Series                    0.40        0.00        0.26         0.00        0.66       (0.01)   0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Fixed Income Series       0.50        0.00        0.24         0.00        0.74        0.00    0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Short Term Bond Series    0.50        0.00        0.38         0.00        0.88       (0.18)   0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Allocation Series            0.59        0.00        0.25         0.00        0.84       (0.01)   0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------


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                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series          0.75        0.00        0.26        0.00         1.01        0.00    1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series          0.85        0.00        0.42        0.00         1.27       (0.27)   1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
    Series                                       0.75        0.00        0.27        0.00         1.02        0.00    1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Aggressive Growth                            0.40        0.25        1.02        0.31(12b)    1.98       (0.97)   1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Growth                                       0.40        0.25        0.93        0.14(12b)    1.72       (0.88)   0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate                                     0.40        0.25        2.45        0.19(12b)    3.29       (2.40)   0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate Growth                              0.40        0.25        1.34        0.15(12b)    2.14       (1.29)   0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series 1.05        0.00        0.28        0.00         1.33       (0.02)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
    Series                                       1.05        0.00        0.31        0.00         1.36       (0.05)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series             0.70        0.00        0.30        0.00         1.00       (0.05)   0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Equity 500 Index Series     0.45        0.00        0.32        0.00         0.77       (0.14)   0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn(TM) Strategy
    Portfolio                                    0.49        0.25        0.25        0.03(2)      1.02       (0.03)   0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                0.25        0.25        0.25        0.00         0.75        0.00    0.75
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio               0.25        0.25        0.25        0.00         0.75        0.00    0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Inverse Government Long
    Bond Fund                                    0.90        0.00        4.22        0.00         5.12        0.00    5.12
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                 0.75        0.00        0.73        0.00         1.48        0.00    1.48
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund      0.90        0.00        0.74        0.00         1.64        0.00    1.64
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund   1.23        0.25        0.24        0.00         1.72        0.00    1.72
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  Templeton Foreign Securities Fund              0.63        0.25        0.15        0.03(2)      1.06       (0.03)   1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund         0.62        0.25        0.23        0.01(2)      1.11       (0.01)   1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund               0.74        0.25        0.04        0.00         1.03        0.00    1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income Portfolio     0.43        0.35        0.30        0.00         1.08        0.00    1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                    0.99        0.00        0.20        0.00         1.19        0.00    1.19
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                 0.91        0.00        0.10        0.00         1.01        0.00    1.01
----------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                  0.85        0.00        0.09        0.00         0.94        0.00    0.94
----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  0.90        0.00        0.05        0.00         0.95        0.00    0.95

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(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)  The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

     --------------------- ----------------------- ----------------------
          Expense Cap %          Expense Cap %           Expense Cap %
     --------------------- ----------------------- ----------------------
     (a)       0.15           (c)      0.25           (e)      0.35
     (b)       0.20           (d)      0.30

12(a)The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

12(b)As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15) Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

     ----------------------------------------------------------------------------------------

                                                                            Net Annual Fund
                        Fund                              Reimbursements       Expenses
     ----------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II         (0.27)             0.72
     Federated High Income Bond Fund II                       (0.25)             0.77
     Fidelity VIP Contrafund(R) Portfolio                     (0.01)             0.75
     Fidelity VIP Growth Opportunities Portfolio              (0.04)             0.78
     Fidelity VIP Growth Portfolio                            (0.01)             0.77
     Van Kampen UIF Equity and Income Portfolio               (0.30)             0.78


CONTRACT SUMMARY
--------------------------------------------------------------------------------


    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.


OVERVIEW
    The contract is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and for those seeking long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying fund, and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract. You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

    For more information, see "Purchase of Contracts."

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Premium payments are invested in one or more of the subaccounts and the GIA. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a professionally managed fund.

[diamond] Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."


[diamond] The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond] Payments and transfers to the GIA are subject to the Maximum GIA
          Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total Contract Value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).


[diamond] You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."


WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

[diamond] Withdrawals may be subject to the 10% penalty tax. See "Federal Income
          Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond] Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The current (and maximum) charge is 0.05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the Contract Value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits."


[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. No deductions are made from payments unless you elect the Enhanced Option 1 Rider. The surrender charge is intended to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the Annuitant or owner before the Maturity Date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

    ----------------------------------------------------------------------------
    Percent                   7%     6%    5%     4%     3%    2%     1%    0%
    ----------------------------------------------------------------------------
    Age of Payment in         0      1     2      3      4     5      6     7+
    Complete Years
    ----------------------------------------------------------------------------

[diamond] Taxes--taken from the Contract Value upon premium payments or commencement of annuity payments.


          o Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix B.

[diamond] Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond] Daily administrative fee-- currently 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--varies based on the benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. See the prospectuses for the funds for more information.

DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.

DEATH BENEFIT OPTIONS
The contract offers two death benefit options. At purchase, you select the benefit option that best meets your financial needs. Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Death Benefit Options Table on the next page.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the contract. If you are not satisfied, you may return it within 10 days after you receive it and cancel the contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

    For more information, see "Free Look Period."


TERMINATION

    If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate without value.

DEATH BENEFIT OPTIONS TABLE

------------------------------------------------------------------------------------------------------------------------------------
                     DEATH BENEFIT OPTION 1          OPTIONAL BENEFITS                DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
COMPONENT            RETURN OF                       ENHANCED DEATH BENEFIT           ANNUAL
                     PREMIUM                         OPTION 1 RIDER                   STEP-UP
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense  .775%                           N/A                              1.125%
Risk Fee(1)
------------------------------------------------------------------------------------------------------------------------------------
Rider Charge         N/A                             .05%                             N/A
------------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal      CONTRACT YEAR 1:                CONTRACT YEAR 1:                 CONTRACT YEAR 1:
Amount
                     10% of the contract value       10% of the contract value as     10% of the contract value as of the date of
                     as of the date of withdrawal    of the date of withdrawal        withdrawal

                     CONTRACT YEARS 2 AND GREATER:   CONTRACT YEARS 2 AND GREATER:    CONTRACT YEARS 2 AND GREATER:

                     10% of the last contract        10% of the last contract         10% of the last contract anniversary value
                     anniversary value               anniversary value PLUS any       PLUS any unused percentage from prior years
                                                     unused percentage from prior     may be carried forward to the then current
                                                     years may be carried forward     contract year, up to a maximum of 30% of your
                                                     to the then current contract     contract value as of the last contract
                                                     year, up to a maximum of 30%     anniversary
                                                     of your contract value as of
                                                     the last contract anniversary
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on  THE GREATER OF:                 THE GREATEST OF:                 THE GREATEST OF:
the date of death
of the annuitant     1.  the sum of 100% of premium  1. the sum of 100% of premium    1. the sum of 100% of premium payments less
who has not yet          payments less adjusted         payments less adjusted           adjusted partial withdrawals on the claim
attained age 80          partial withdrawals on the     partial withdrawals on the       date; or
                         claim date; or claim date      claim date; or
                                                                                      2. the contract value on the claim date;
                     2.  the contract value on the   2. the contract value on the
                         claim date                     claim  date or;               3. the Annual Step-up Amount on the claim

                                                     3. the 7 year Step-up Amount
                                                        on the claim date
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2)     THE GREATER OF:                 THE GREATER OF:                  THE GREATER OF:
the date of death
of the annuitant     1.  the sum of 100% of premium  1. the death benefit in effect    1. the death benefit in effect at the end of
who has attained         payments less adjusted         at the end of the last            the immediately preceding contract year
age 80                   partial withdrawals on the     7-year period prior to the        prior to the annuitant turning age 80,
                         claim date; or                 annuitant turning age 80,         plus the sum of 100% of premium payments
                                                        plus the sum of 100% of           less adjusted partial withdrawals  made
                     2.  the contract value on          premium payments less             since the contract year that the
                         the claim date                 adjusted partial withdrawals      annuitant reached Age 80; or
                                                        made since the contract year
                                                        that the annuitant reached    2. the contract value on the claim date
                                                        Age 80; or

                                                     2. the contract value on the
                                                        claim date
------------------------------------------------------------------------------------------------------------------------------------
 (1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.
 (2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C. More information, including The Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling at Annuity Operations Division us at 800/541-0171.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts and the GIA.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly-owned subsidiary of The Phoenix Companies, Inc., a newly-formed, publicly-traded Delaware corporation.

    Our executive and administrative office is at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that we may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more complete information concerning the GIA, see "GIA".



THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The Company and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the Contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

   The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses.


     For additional information concerning the available investment options, please see Appendix A.


GIA
--------------------------------------------------------------------------------

    In addition to the Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date, you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]   Year One:       25% of the total value
[diamond]   Year Two:       33% of remaining value
[diamond]   Year Three:     50% of remaining value
[diamond]   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of Contract Value. These restrictions as well as the availability of the GIA are subject to state insurance department approval.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee, if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the administrative charge described above. (This fee is not deducted from the GIA.)

ENHANCED OPTION 1 RIDER
    If the Enhanced Option 1 Rider is part of your contract, we will deduct a fee equal to 0.050% of the initial premium payment at the time you elect this rider. Thereafter, we will deduct a fee equal to 0.050% of the Contract Value at the beginning of each Contract Year. The fee will be deducted from the Contract Value with each subaccount and GIA bearing a pro-rata share of such fee based on the proportionate Contract Value of each subaccount and GIA. If you surrender your Contract on a contract anniversary, no fee will be deducted. The maximum and current fee is equal to 0.050%.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE
    For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted.


    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount and GIA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount and GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:

----------------------------------------------------------------------------
   DEATH BENEFIT OPTION 1 -               DEATH BENEFIT OPTION 2 -
      RETURN OF PREMIUM                       ANNUAL STEP-UP
----------------------------------------------------------------------------
          0.775%                                 1.125%
----------------------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract.

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

SURRENDER CHARGES

    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for five years. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under annuity option K or L below. See "Annuity Payment Options." Any surrender charge is imposed on a first-in, first-out basis.


    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the benefit option you select as follows:

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

[diamond] DEATH BENEFIT OPTION 1

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal.

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value.

[diamond] ENHANCED DEATH BENEFIT OPTION 1 RIDER

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal.

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

          This rider is available at an annual cost of .05%.

          This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] DEATH BENEFIT OPTION 2

          CONTRACT YEAR 1:
          10% of the contract value as of the date of withdrawal.

          CONTRACT YEARS 2 AND GREATER:
          10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, up to the maximum of total premium, is as follows:

 -----------------------------------------------------------------------------

 Percent                 7%     6%     5%    4%     3%    2%     1%    0%

 -----------------------------------------------------------------------------
 Age of Payment          0      1      2     3      4     5      6     7+
 in Complete Years
 -----------------------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED FEES, CREDITS AND EXCESS INTEREST FOR ELIGIBLE GROUPS
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of mortality and expense risk fee or the withdrawal charge or credit of excess interest will not be unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
     An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding Accumulation Unit Value. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


PURCHASE OF CONTRACTS

          Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

          o You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually

          o If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    The initial payment is due and payable before the contract becomes effective.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five-day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix Money Market subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

    (1) the make-up and size of the prospective group;

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge and at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series*, which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

    *"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

    The following programs are currently available:

[diamond] FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
          Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

          o   Franklin Income Securities Fund - 34%
          o   Mutual Shares Securities Fund - 33%
          o   Templeton Growth Securities Fund - 33%

[diamond] PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
          Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

          o   Conservative Portfolio
          o   Moderately Conservative Portfolio
          o   Moderate Portfolio
          o   Moderately Aggressive Portfolio
          o   Aggressive Portfolio

[diamond] On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.

[diamond] PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
          The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
          o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
          o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING PROGRAM
    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the

Asset Rebalancing Program is in effect. There is no charge associated with participation in this program.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premium allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.


INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

NURSING HOME WAIVER
    After the first contract year, the Nursing Home Waiver provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount and the GIA bearing a pro rata share.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.

OPTIONAL BENEFITS
    For an additional charge, you may elect one of the optional benefits described below. Generally, you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.


ENHANCED DEATH BENEFIT OPTION 1 RIDER
    Enhanced Death Benefit Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

    1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

    2. 7-YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS THE GREATEST OF:

        a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

        b. the contract value on the claim date; or

        c. the 7-year Step-up amount on the claim date.

    3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO THE GREATER OF:

        a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

        b. the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Death Benefit Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

GUARANTEED MINIMUM INCOME BENEFIT ("GMIB") RIDER
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.


    The benefit provided by this rider will not be available until the later of seven years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.

    A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Once you elect this benefit rider, it is irrevocable. You should consult with a qualified financial advisor before you make your decision.


GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D = any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary following the older annuitant's 85th birthday.

    D  = any tax that may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE
     For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the guaranteed annuitization value on the date the rider fee is deducted. We will deduct the rider fee on each contract anniversary that this rider is in effect and upon full surrender of the contract. The rider fee will be deducted from the total contract value with each subaccount and GIA if available bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value.

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

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                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
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SURRENDER OF CONTRACT AND WITHDRAWALS


    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to our Annuity Operations Division.


CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable annuity payment options)

    Phoenix will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT BEFORE AGE 80
    Upon the death of the annuitant or owner/annuitant who has not yet reached age 80.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          The greater of:

          a) 100% of payments, less adjusted partial withdrawals; or
          b) the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          The greater of:

          a) 100% of payments, less adjusted partial withdrawals; or
          b) the contract value on the claim date; and
          c) the Annual Step-up Amount on the claim date.

[diamond] ENHANCED DEATH BENEFIT OPTION 1 RIDER
          Before the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

          2. the contract value on the claim date; or

          3. the 7-year Step-up Amount on the claim date.

             This rider is available at an annual cost of .05%.

             This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

PAYMENT AMOUNT AFTER AGE 80
    After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals:

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          The greater of:

          1. the sum of 100% of premium payments less adjusted partial withdrawals on the Claim Date; or

          2. the contract value on the Claim Date.

[diamond] ENHANCED DEATH BENEFIT OPTION 1 RIDER
          After the annuitant's 80th birthday, if the Enhanced Death Benefit Option 1 Rider has been elected, the death benefit (less any deferred premium tax) equals:

          The greater of:

          1. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

          2. the contract value on the claim date.

             This rider is available at an annual cost of .05%.

             This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          The greater of:

          1. the death benefit in effect prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached age 80; or

          2.  the contract value on the Claim Date.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an Owner who is not the annuitant, provided that there is no surviving joint Owner, the death proceeds will be paid to the Owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          o 100% of payments, less withdrawals; and
          o the contract value on the Claim Date.

    Because the death benefit in this situation equals the greater of premiums paid and the contract value, an Owner who is not the annuitant should seriously consider whether Death Benefit Option 2 is suitable for their circumstances.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any tax due. See "Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.



INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
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    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    Prior to the maturity date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts and the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts and the GIA does not automatically change the payment allocation schedule of your contract.

    You may request transfers and changes in payment allocations among available subaccounts and the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA percentage shown on the schedule page.


MARKET TIMING AND OTHER DISRUPTIVE TRADING
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    We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

    "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


THE ANNUITY PERIOD
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    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.


ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. Surrender Charges will be waived when you begin taking annuity payments provided your contract has been in effect for five years. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Payment Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates; however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the annuity payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under annuity payment options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under variable payment annuity options I, J, K, M and N.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Deductions and Charges." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of payments under each annuity payment option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be five, ten or twenty years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time this option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5-30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Unless another annuity payment option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity for the life of the annuitant. In the event of the death of the annuitant, during the first ten years after payout commences, the annuity payments are made to the annuitant's beneficiary until the end of that 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5-30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the annuity options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the annuity option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1. the NYSE is closed or may have closed early;

2. the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value attributable to the Separate Account in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of Phoenix's management one or more of the series of the funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently; see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below. As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.


SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners cannot make this selection.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS

    Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.


OWNER CONTROL
    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:


[diamond]   55% in any 1 investment
[diamond]   70% in any 2 investments
[diamond]   80% in any 3 investments
[diamond]   90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.


    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.


    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options may not be enforceable that do not follow the REA.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionately from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed on IRA contracts.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days);
(h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and (i) distribution from retirement plans to individuals called to active military duty. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION.
    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.


    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.


    We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you. To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.

    Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, CUSO Financial Services, and Equity Services, Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.

    We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.

SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------------------------------------------
                  2004                               $2.2 Million
----------------------------------------------------------------------------
                  2005                               $1.9 Million
----------------------------------------------------------------------------

                  2006                               $1.5 Million

----------------------------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------


    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.



REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and, as such, have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the Shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter. The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws.

We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

    In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

    In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------


    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

[diamond] Phoenix Life Insurance Company
[diamond] Underwriter
[diamond] Services
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital                Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                                   Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration                        Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                                    Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital                  Investment Advisory
                                             growth                                                     Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%


Maine................................................           X                                     2.00(1)


Nevada...............................................                             X                   3.50


South Dakota.........................................           X                                     1.25(2)


West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00


Commonwealth of Puerto Rico..........................                             X                   3.00(3)          3.00


NOTE: The above tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."


(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                  SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                  UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING               END                END OF PERIOD
                             SUBACCOUNT                            OF PERIOD            OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===============================================================================================================================
From 7/9/01* to 12/31/01                                            $1.000               $0.927                     9
From 1/1/02 to 12/31/02                                             $0.927               $0.695                    29
From 1/1/03 to 12/31/03                                             $0.695               $0.892                    35
From 1/1/04 to 12/31/04                                             $0.892               $0.942                    33
From 1/1/05 to 12/31/05                                             $0.942               $1.017                    38

From 1/1/06 to 12/31/06                                             $1.017               $1.071                    41

AIM V.I. CORE EQUITY FUND - CLASS I
===============================================================================================================================
From 4/21/06* to 12/31/06                                           $1.000               $1.089                    80


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
===============================================================================================================================
From 1/1/04* to 12/31/04                                            $1.000               $1.017                     3
From 1/1/05 to 12/31/05                                             $1.017               $1.084                     2

From 1/1/06 to 12/31/06                                             $1.084               $1.195                     2


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
===============================================================================================================================
From 2/2/01* to 12/31/01                                            $1.000               $0.819                    269
From 1/1/02 to 12/31/02                                             $0.819               $0.537                    464
From 1/1/03 to 12/31/03                                             $0.537               $0.717                    460
From 1/1/04 to 12/31/04                                             $0.717               $0.768                    430
From 1/1/05 to 12/31/05                                             $0.768               $0.871                    304

From 1/1/06 to 12/31/06                                             $0.871               $1.030                    278


DWS EQUITY 500 INDEX FUND VIP - CLASS A
===============================================================================================================================
From 1/9/02* to 12/31/02                                            $1.000               $0.820                    42
From 1/1/03 to 12/31/03                                             $0.820               $1.041                    47
From 1/1/04 to 12/31/04                                             $1.041               $1.141                    93
From 1/1/05 to 12/31/05                                             $1.141               $1.183                    102

From 1/1/06 to 12/31/06                                             $1.183               $1.355                    132


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===============================================================================================================================
From 3/19/01* to 12/31/01                                           $1.000               $1.035                    571
From 1/1/02 to 12/31/02                                             $1.035               $1.118                   1,307
From 1/1/03 to 12/31/03                                             $1.118               $1.134                   1,017
From 1/1/04 to 12/31/04                                             $1.134               $1.165                    952
From 1/1/05 to 12/31/05                                             $1.165               $1.178                    917

From 1/1/06 to 12/31/06                                             $1.178               $1.215                    916


 * Date subaccount began operations.

                                                                        SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                       UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                                        BEGINNING               END                END OF PERIOD
                             SUBACCOUNT                                 OF PERIOD            OF PERIOD              (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME
=================================================================================================================================
From 4/11/01* to 12/31/01                                                 $1.000               $0.991                    80
From 1/1/02 to 12/31/02                                                   $0.991               $0.996                    180
From 1/1/03 to 12/31/03                                                   $0.996               $1.206                    157
From 1/1/04 to 12/31/04                                                   $1.206               $1.320                    124
From 1/1/05 to 12/31/05                                                   $1.320               $1.343                    138

From 1/1/06 to 12/31/06                                                   $1.343               $1.475                    113


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
=================================================================================================================================
From 3/9/01* to 12/31/01                                                  $1.000               $0.936                    78
From 1/1/02 to 12/31/02                                                   $0.936               $0.840                    126
From 1/1/03 to 12/31/03                                                   $0.840               $1.069                    185
From 1/1/04 to 12/31/04                                                   $1.069               $1.222                    275
From 1/1/05 to 12/31/05                                                   $1.222               $1.415                    432

From 1/1/06 to 12/31/06                                                   $1.415               $1.565                    489


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=================================================================================================================================
From 2/2/01* to 12/31/01                                                  $1.000               $0.841                    29
From 1/1/02 to 12/31/02                                                   $0.841               $0.651                    100
From 1/1/03 to 12/31/03                                                   $0.651               $0.836                    65
From 1/1/04 to 12/31/04                                                   $0.836               $0.887                    64
From 1/1/05 to 12/31/05                                                   $0.887               $0.957                    118

From 1/1/06 to 12/31/06                                                   $0.957               $0.999                    124


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
=================================================================================================================================
From 3/9/01* to 12/31/01                                                  $1.000               $0.889                    87
From 1/1/02 to 12/31/02                                                   $0.889               $0.615                    298
From 1/1/03 to 12/31/03                                                   $0.615               $0.809                    420
From 1/1/04 to 12/31/04                                                   $0.809               $0.828                    463
From 1/1/05 to 12/31/05                                                   $0.828               $0.868                    405

From 1/1/06 to 12/31/06                                                   $0.868               $0.918                    364

FRANKLIN INCOME SECURITIES FUND - CLASS 2
=================================================================================================================================
From 4/28/06* to 12/31/06                                                 $1.000               $1.113                     2


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
=================================================================================================================================
From 4/29/05* to 12/31/05                                                 $0.978               $1.024                    127

From 1/1/06 to 12/31/06                                                   $1.024               $1.110                    134


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
=================================================================================================================================
From 4/15/05* to 12/31/05                                                 $0.969               $1.052                    193

From 1/1/06 to 12/31/06                                                   $1.052               $1.222                    256


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
=================================================================================================================================
From 4/29/05* to 12/31/05                                                 $0.958               $1.085                    30

From 1/1/06 to 12/31/06                                                   $1.085               $1.207                    30

 * Date subaccount began operations.

                                                   SUBACCOUNT           SUBACCOUNT                 UNITS
                                                   UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                   BEGINNING               END                END OF PERIOD
                             SUBACCOUNT            OF PERIOD            OF PERIOD              (THOUSANDS)
---------------------------------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND -- CLASS 2
===============================================================================================================
From 5/1/01* to 12/31/01                            $1.000               $0.991                    120
From 1/1/02 to 12/31/02                             $0.991               $0.866                    177
From 1/1/03 to 12/31/03                             $0.866               $1.075                    268
From 1/1/04 to 12/31/04                             $1.075               $1.199                    271
From 1/1/05 to 12/31/05                             $1.199               $1.314                    232

From 1/1/06 to 12/31/06                             $1.314               $1.542                    232


PHOENIX CAPITAL GROWTH SERIES
===============================================================================================================
From 1/30/01* to 12/31/01                           $1.000               $0.631                    585
From 1/1/02 to 12/31/02                             $0.631               $0.470                   1,107
From 1/1/03 to 12/31/03                             $0.470               $0.589                    948
From 1/1/04 to 12/31/04                             $0.589               $0.613                    727
From 1/1/05 to 12/31/05                             $0.613               $0.630                    590

From 1/1/06 to 12/31/06                             $0.630               $0.645                    930


PHOENIX GROWTH AND INCOME SERIES
===============================================================================================================
From 1/30/01* to 12/31/01                           $1.000               $0.878                    143
From 1/1/02 to 12/31/02                             $0.878               $0.674                    392
From 1/1/03 to 12/31/03                             $0.674               $0.851                    377
From 1/1/04 to 12/31/04                             $0.851               $0.932                    392
From 1/1/05 to 12/31/05                             $0.932               $0.968                    273

From 1/1/06 to 12/31/06                             $0.968               $1.124                    258


PHOENIX MID-CAP GROWTH SERIES
===============================================================================================================
From 3/27/01* to 12/31/01                           $1.000               $0.894                    363
From 1/1/02 to 12/31/02                             $0.894               $0.598                    557
From 1/1/03 to 12/31/03                             $0.598               $0.763                    534
From 1/1/04 to 12/31/04                             $0.763               $0.807                    534
From 1/1/05 to 12/31/05                             $0.807               $0.833                    396

From 1/1/06 to 12/31/06                             $0.833               $0.860                    551


PHOENIX MONEY MARKET SERIES
===============================================================================================================
From 3/20/01* to 12/31/01                           $1.000               $1.019                    356
From 1/1/02 to 12/31/02                             $1.019               $1.024                    246
From 1/1/03 to 12/31/03                             $1.024               $1.022                    242
From 1/1/04 to 12/31/04                             $1.022               $1.021                    229
From 1/1/05 to 12/31/05                             $1.021               $1.037                    264

From 1/1/06 to 12/31/06                             $1.037               $1.074                    409


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
===============================================================================================================
From 4/2/01* to 12/31/01                            $1.000               $1.023                    175
From 1/1/02 to 12/31/02                             $1.023               $1.115                    537
From 1/1/03 to 12/31/03                             $1.115               $1.266                    522
From 1/1/04 to 12/31/04                             $1.266               $1.340                    926
From 1/1/05 to 12/31/05                             $1.340               $1.352                    909

From 1/1/06 to 12/31/06                             $1.352               $1.432                    813

* Date subaccount began operations.

                                                                  SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                  UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING               END                END OF PERIOD
                             SUBACCOUNT                            OF PERIOD            OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
PHOENIX-MULTI-SECTOR SHORT TERM BOND FUND
===============================================================================================================================
From 6/3/03* to 12/31/03                                            $1.000               $1.074                   1,004
From 1/1/04 to 12/31/04                                             $1.074               $1.069                     4
From 1/1/05 to 12/31/05                                             $1.069               $1.074                    35

From 1/1/06 to 12/31/06                                             $1.074               $1.125                    59


PHOENIX STRATEGIC ALLOCATION SERIES
===============================================================================================================================
From 3/30/01* to 12/31/01                                           $1.000               $1.061                    328
From 1/1/02 to 12/31/02                                             $1.061               $0.930                    818
From 1/1/03 to 12/31/03                                             $0.930               $1.105                    850
From 1/1/04 to 12/31/04                                             $1.105               $1.176                    776
From 1/1/05 to 12/31/05                                             $1.176               $1.187                    610

From 1/1/06 to 12/31/06                                             $1.187               $1.325                    552


PHOENIX-ABERDEEN INTERNATIONAL SERIES
===============================================================================================================================
From 1/30/01* to 12/31/01                                           $1.000               $0.752                    238
From 1/1/02 to 12/31/02                                             $0.752               $0.635                    337
From 1/1/03 to 12/31/03                                             $0.635               $0.829                    328
From 1/1/04 to 12/31/04                                             $0.829               $0.993                    410
From 1/1/05 to 12/31/05                                             $0.993               $1.166                    401

From 1/1/06 to 12/31/06                                             $1.166               $1.472                    699

PHOENIX-ALGER SMALL-CAP GROWTH SERIES
===============================================================================================================================
From 1/1/06 to 12/31/06                                             $1.772               $2.097                    46


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
===============================================================================================================================
From 3/27/01* to 12/31/01                                           $1.000               $1.015                    91
From 1/1/02 to 12/31/02                                             $1.015               $1.223                    158
From 1/1/03 to 12/31/03                                             $1.223               $1.676                    167
From 1/1/04 to 12/31/04                                             $1.676               $2.238                    170
From 1/1/05 to 12/31/05                                             $2.238               $2.553                    231

From 1/1/06 to 12/31/06                                             $2.553               $3.467                    214


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
===============================================================================================================================
From 3/14/01* to 12/31/01                                           $1.000               $1.252                    78
From 1/1/02 to 12/31/02                                             $1.252               $1.135                    231
From 1/1/03 to 12/31/03                                             $1.135               $1.585                    241
From 1/1/04 to 12/31/04                                             $1.585               $1.891                    263
From 1/1/05 to 12/31/05                                             $1.891               $2.019                    300

From 1/1/06 to 12/31/06                                             $2.019               $2.300                    285

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
===============================================================================================================================
From 4/11/01* to 12/31/01                                           $1.000               $1.139                    61
From 1/1/02 to 12/31/02                                             $1.139               $1.033                    197
From 1/1/03 to 12/31/03                                             $1.033               $1.472                    271
From 1/1/04 to 12/31/04                                             $1.472               $1.790                    245
From 1/1/05 to 12/31/05                                             $1.790               $1.906                    278

From 1/1/06 to 12/31/06                                             $1.906               $2.205                    271


 * Date subaccount began operations.

                                                                             SUBACCOUNT          SUBACCOUNT               UNITS
                                                                            UNIT VALUE           UNIT VALUE           OUTSTANDING AT
                                                                             BEGINNING               END              END OF PERIOD
                             SUBACCOUNT                                      OF PERIOD            OF PERIOD             (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
====================================================================================================================================
From 3/9/01* to 12/31/01                                                       $1.000               $0.841                    758
From 1/1/02 to 12/31/02                                                        $0.841               $0.650                   1,283
From 1/1/03 to 12/31/03                                                        $0.650               $0.798                   1,541
From 1/1/04 to 12/31/04                                                        $0.798               $0.893                   1,534
From 1/1/05 to 12/31/05                                                        $0.893               $0.933                   1,280

From 1/1/06 to 12/31/06                                                        $0.933               $1.118                   1,188


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
====================================================================================================================================
From 3/14/01* to 12/31/01                                                      $1.000               $1.004                    96
From 1/1/02 to 12/31/02                                                        $1.004               $0.759                    237
From 1/1/03 to 12/31/03                                                        $0.759               $0.950                    227
From 1/1/04 to 12/31/04                                                        $0.950               $1.034                    154
From 1/1/05 to 12/31/05                                                        $1.034               $1.062                    118

From 1/1/06 to 12/31/06                                                        $1.062               $1.202                    304

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO - ADVISOR CLASS
====================================================================================================================================
From 4/28/06* to 12/31/06                                                      $1.000               $0.954                     1


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
====================================================================================================================================
From 10/13/05* to 12/31/05                                                     $1.316               $1.428                     7

From 1/1/06 to 12/31/06                                                        $1.428               $1.577                     7


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
====================================================================================================================================
From 3/5/01* to 12/31/01                                                       $1.000               $0.973                    0.1
From 1/1/02 to 12/31/02                                                        $0.973               $0.963                    0.3
From 1/1/03 to 12/31/03                                                        $0.963               $1.460                    0.4
From 1/1/04 to 12/31/04                                                        $1.460               $1.805                     0
From 1/1/05 to 12/31/05                                                        $1.805               $2.279                    0.4

From 1/1/06 to 12/31/06                                                        $2.279               $2.893                     7


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
====================================================================================================================================
From 3/27/01* to 12/31/01                                                      $1.000               $0.938                    98
From 1/1/02 to 12/31/02                                                        $0.938               $0.757                    280
From 1/1/03 to 12/31/03                                                        $0.757               $0.992                    289
From 1/1/04 to 12/31/04                                                        $0.992               $1.166                    286
From 1/1/05 to 12/31/05                                                        $1.166               $1.273                    231

From 1/1/06 to 12/31/06                                                        $1.273               $1.532                    211


TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
====================================================================================================================================
From 3/5/01* to 12/31/01                                                       $1.000               $0.908                    82
From 1/1/02 to 12/31/02                                                        $0.908               $0.860                    85
From 1/1/03 to 12/31/03                                                        $0.860               $1.124                    55
From 1/1/04 to 12/31/04                                                        $1.124               $1.290                    37
From 1/1/05 to 12/31/05                                                        $1.290               $1.323                    37

From 1/1/06 to 12/31/06                                                        $1.323               $1.588                    36


 * Date subaccount began operations.

                                                         SUBACCOUNT           SUBACCOUNT                 UNITS
                                                        UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                         BEGINNING               END                END OF PERIOD
                             SUBACCOUNT                  OF PERIOD            OF PERIOD              (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND -- CLASS 2
=====================================================================================================================
From 4/16/01* to 12/31/01                                 $1.000               $1.015                    38
From 1/1/02 to 12/31/02                                   $1.015               $0.819                    82
From 1/1/03 to 12/31/03                                   $0.819               $1.073                    87
From 1/1/04 to 12/31/04                                   $1.073               $1.234                    85
From 1/1/05 to 12/31/05                                   $1.234               $1.331                    111

From 1/1/06 to 12/31/06                                   $1.331               $1.607                    153


WANGER INTERNATIONAL SELECT
=====================================================================================================================
From 4/12/01* to 12/31/01                                 $1.000               $0.899                    20
From 1/1/02 to 12/31/02                                   $0.899               $0.755                    40
From 1/1/03 to 12/31/03                                   $0.755               $1.057                    45
From 1/1/04 to 12/31/04                                   $1.057               $1.302                    33
From 1/1/05 to 12/31/05                                   $1.302               $1.502                    43

From 1/1/06 to 12/31/06                                   $1.502               $2.025                    52


WANGER INTERNATIONAL SMALL CAP
=====================================================================================================================
From 1/30/01* to 12/31/01                                 $1.000               $0.763                    213
From 1/1/02 to 12/31/02                                   $0.763               $0.652                    354
From 1/1/03 to 12/31/03                                   $0.652               $0.961                    324
From 1/1/04 to 12/31/04                                   $0.961               $1.241                    303
From 1/1/05 to 12/31/05                                   $1.241               $1.495                    291

From 1/1/06 to 12/31/06                                   $1.495               $2.032                    245


WANGER SELECT
=====================================================================================================================
From 3/27/01* to 12/31/01                                 $1.000               $1.157                    12
From 1/1/02 to 12/31/02                                   $1.157               $1.060                    26
From 1/1/03 to 12/31/03                                   $1.060               $1.373                    30
From 1/1/04 to 12/31/04                                   $1.373               $1.623                    37
From 1/1/05 to 12/31/05                                   $1.623               $1.777                    37

From 1/1/06 to 12/31/06                                   $1.777               $2.108                    34


WANGER U.S. SMALLER COMPANIES
=====================================================================================================================
From 1/30/01* to 12/31/01                                 $1.000               $1.084                    212
From 1/1/02 to 12/31/02                                   $1.084               $0.894                    482
From 1/1/03 to 12/31/03                                   $0.984               $1.268                    479
From 1/1/04 to 12/31/04                                   $1.268               $1.487                    44
From 1/1/05 to 12/31/05                                   $1.487               $1.640                    431

From 1/1/06 to 12/31/06                                   $1.640               $1.753                    370


 * Date subaccount began operations.

  CONTRACTS WITH DEATH BENEFIT OPTION 2

                                                                            SUBACCOUNT           SUBACCOUNT             UNITS
                                                                            UNIT VALUE           UNIT VALUE        OUTSTANDING AT
                                                                             BEGINNING               END            END OF PERIOD
                            SUBACCOUNT                                       OF PERIOD            OF PERIOD          (THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
====================================================================================================================================
From 5/30/01* to 12/31/01                                                     $1.000               $0.939                 58
From 1/1/02 to 12/31/02                                                       $0.939               $0.653                 155
From 1/1/03 to 12/31/03                                                       $0.653               $0.836                 128
From 1/1/04 to 12/31/04                                                       $0.836               $0.880                 126
From 1/1/05 to 12/31/05                                                       $0.880               $0.946                 120

From 1/1/06 to 12/31/06                                                       $0.946               $0.993                 131

AIM V.I. CORE EQUITY FUND - CLASS I
====================================================================================================================================
From 4/21/06* to 12/31/06                                                     $1.000               $1.087                 73


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
====================================================================================================================================
From 1/1/04* to 12/31/04                                                      $1.000               $1.016                 128
From 1/1/05 to 12/31/05                                                       $1.016               $1.080                 127

From 1/1/06 to 12/31/06                                                       $1.080               $1.187                 107


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
====================================================================================================================================
From 2/22/01* to 12/31/01                                                     $1.000               $0.889                 12
From 1/1/02 to 12/31/02                                                       $0.889               $0.599                 171
From 1/1/03 to 12/31/03                                                       $0.599               $0.798                 290
From 1/1/04 to 12/31/04                                                       $0.798               $0.852                 199
From 1/1/05 to 12/31/05                                                       $0.852               $0.963                 199

From 1/1/06 to 12/31/06                                                       $0.963               $1.134                 163


DWS EQUITY 500 INDEX FUND VIP - CLASS A
====================================================================================================================================
From 3/19/02* to 12/31/02                                                     $1.000               $0.816                 21
From 1/1/03 to 12/31/03                                                       $0.816               $1.033                 34
From 1/1/04 to 12/31/04                                                       $1.033               $1.128                 335
From 1/1/05 to 12/31/05                                                       $1.128               $1.166                 293

From 1/1/06 to 12/31/06                                                       $1.166               $1.330                 93


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
====================================================================================================================================
From 3/2/01* to 12/31/01                                                      $1.000               $1.037                 233
From 1/1/02 to 12/31/02                                                       $1.037               $1.116                 742
From 1/1/03 to 12/31/03                                                       $1.116               $1.129                 728
From 1/1/04 to 12/31/04                                                       $1.129               $1.155                 638
From 1/1/05 to 12/31/05                                                       $1.155               $1.163                 515

From 1/1/06 to 12/31/06                                                       $1.163               $1.196                 639


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
======================================================================= ==================== ================= =================
From 4/4/01* to 12/31/01                                                      $1.000               $0.976                 67
From 1/1/02 to 12/31/02                                                       $0.976               $0.977                 122
From 1/1/03 to 12/31/03                                                       $0.977               $1.178                 113
From 1/1/04 to 12/31/04                                                       $1.178               $1.286                 100
From 1/1/05 to 12/31/05                                                       $1.286               $1.303                 125

From 1/1/06 to 12/31/06                                                       $1.303               $1.426                 122


 * Date subaccount began operations.

                                                                    SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                   UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                                    BEGINNING               END                END OF PERIOD
                             SUBACCOUNT                             OF PERIOD            OF PERIOD              (THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS
================================================================================================================================
From 2/27/01* to 12/31/01                                             $1.000               $0.937                    83
From 1/1/02 to 12/31/02                                               $0.937               $0.838                    165
From 1/1/03 to 12/31/03                                               $0.838               $1.063                    184
From 1/1/04 to 12/31/04                                               $1.063               $1.210                    258
From 1/1/05 to 12/31/05                                               $1.210               $1.397                    374

From 1/1/06 to 12/31/06                                               $1.397               $1.539                    393


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
================================================================================================================================
From 3/9/01* to 12/31/01                                              $1.000               $0.916                    39
From 1/1/02 to 12/31/02                                               $0.916               $0.707                    76
From 1/1/03 to 12/31/03                                               $0.707               $0.905                    78
From 1/1/04 to 12/31/04                                               $0.905               $0.957                    78
From 1/1/05 to 12/31/05                                               $0.957               $1.028                    74

From 1/1/06 to 12/31/06                                               $1.028               $1.069                    78

FRANKLIN INCOME SECURITIES FUND - CLASS 2
================================================================================================================================
From 4/28/06* to 12/31/06                                             $1.000               $1.111                     8


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
================================================================================================================================
From 2/1/01* to 12/31/01                                              $1.000               $0.789                    44
From 1/1/02 to 12/31/02                                               $0.789               $0.544                    143
From 1/1/03 to 12/31/03                                               $0.544               $0.713                    158
From 1/1/04 to 12/31/04                                               $0.713               $0.727                    174
From 1/1/05 to 12/31/05                                               $0.727               $0.759                    148

From 1/1/06 to 12/31/06                                               $0.759               $0.800                    111


LAZARD RETIREMENT SMALL CAP PORTFOLIO
================================================================================================================================
From 4/29/05* to 12/31/05                                             $0.979               $1.093                    26

From 1/1/06 to 12/31/06                                               $1.093               $1.253                    25


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
================================================================================================================================
From 4/21/05* to 12/31/05                                             $0.989               $1.022                    37

From 1/1/06 to 12/31/06                                               $1.022               $1.103                    40


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
================================================================================================================================
From 4/15/05* to 12/31/05                                             $0.968               $1.049                    58

From 1/1/06 to 12/31/06                                               $1.049               $1.215                    99


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC

================================================================================================================================

From 4/21/05* to 12/31/05                                             $0.968               $1.082                    44
From 1/1/06 to 12/31/06                                               $1.082               $1.199                    43

MUTUAL SHARES SECURITIES FUND - CLASS 2
================================================================================================================================
From 4/20/01* to 12/31/01                                             $1.000               $0.997                    30
From 1/1/02 to 12/31/02                                               $0.997               $0.868                    60
From 1/1/03 to 12/31/03                                               $0.868               $1.073                    90
From 1/1/04 to 12/31/04                                               $1.073               $1.193                    110
From 1/1/05 to 12/31/05                                               $1.193               $1.302                    165

From 1/1/06 to 12/31/06                                               $1.302               $1.523                    173

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - S CLASS
================================================================================================================================
From 4/28/06 to 12/31/06                                              $1.000               $1.056                     8


 * Date subaccount began operations.

                                                             SUBACCOUNT           SUBACCOUNT                 UNITS
                                                            UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                             BEGINNING               END                END OF PERIOD
                             SUBACCOUNT                      OF PERIOD            OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------
PHOENIX CAPITAL GROWTH SERIES
=========================================================================================================================
From 2/13/01* to 12/31/01                                     $1.000               $0.700                   1,157
From 1/1/02 to 12/31/02                                       $0.700               $0.519                   2,014
From 1/1/03 to 12/31/03                                       $0.519               $0.649                   1,998
From 1/1/04 to 12/31/04                                       $0.649               $0.673                   1,856
From 1/1/05 to 12/31/05                                       $0.673               $0.689                   1,508

From 1/1/06 to 12/31/06                                       $0.689               $0.702                   1,560


PHOENIX GROWTH AND INCOME SERIES
=========================================================================================================================
From 2/15/01* to 12/31/01                                     $1.000               $0.900                    460
From 1/1/02 to 12/31/02                                       $0.900               $0.688                    730
From 1/1/03 to 12/31/03                                       $0.688               $0.866                    553
From 1/1/04 to 12/31/04                                       $0.866               $0.945                    577
From 1/1/05 to 12/31/05                                       $0.945               $0.978                    466

From 1/1/06 to 12/31/06                                       $0.978               $1.132                    574


PHOENIX MID-CAP GROWTH SERIES
=========================================================================================================================
From 2/27/01* to 12/31/01                                     $1.000               $0.725                    507
From 1/1/02 to 12/31/02                                       $0.725               $0.523                    443
From 1/1/03 to 12/31/03                                       $0.523               $0.665                    463
From 1/1/04 to 12/31/04                                       $0.665               $0.701                    434
From 1/1/05 to 12/31/05                                       $0.701               $0.721                    425

From 1/1/06 to 12/31/06                                       $0.721               $0.741                    719


PHOENIX MONEY MARKET SERIES
=========================================================================================================================
From 3/19/01* to 12/31/01                                     $1.000               $1.014                   1,090
From 1/1/02 to 12/31/02                                       $1.014               $1.016                    788
From 1/1/03 to 12/31/03                                       $1.016               $1.010                    409
From 1/1/04 to 12/31/04                                       $1.010               $1.005                    308
From 1/1/05 to 12/31/05                                       $1.005               $1.018                    278

From 1/1/06 to 12/31/06                                       $1.018               $1.050                    422


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
=========================================================================================================================
From 3/5/01* to 12/31/01                                      $1.000               $1.006                    230
From 1/1/02 to 12/31/02                                       $1.006               $1.093                    541
From 1/1/03 to 12/31/03                                       $1.093               $1.237                    554
From 1/1/04 to 12/31/04                                       $1.237               $1.305                    596
From 1/1/05 to 12/31/05                                       $1.305               $1.311                    541

From 1/1/06 to 12/31/06                                       $1.311               $1.384                    566


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
=========================================================================================================================
From 1/1/04* to 12/31/04                                      $1.000               $1.063                    102
From 1/1/05 to 12/31/05                                       $1.063               $1.064                    106

From 1/1/06 to 12/31/06                                       $1.064               $1.111                    98


 * Date subaccount began operations.

                                                                       SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                       UNIT VALUE           UNIT VALUE             OUTSTANDING AT
                                                                        BEGINNING               END                END OF PERIOD
                             SUBACCOUNT                                 OF PERIOD            OF PERIOD              (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
PHOENIX STRATEGIC ALLOCATION SERIES
=================================================================================================================================
From 3/28/01* to 12/31/01                                                 $1.000               $1.046                    446
From 1/1/02 to 12/31/02                                                   $1.046               $0.913                   1,448
From 1/1/03 to 12/31/03                                                   $0.913               $1.081                   1,551
From 1/1/04 to 12/31/04                                                   $1.081               $1.147                   1,507
From 1/1/05 to 12/31/05                                                   $1.147               $1.153                   1,357

From 1/1/06 to 12/31/06                                                   $1.153               $1.283                   1,117

PHOENIX-ABERDEEN INTERNATIONAL SERIES
=================================================================================================================================
From 3/5/01* to 12/31/01                                                  $1.000               $0.809                    180

From 1/1/02 to 12/31/02                                                   $0.809               $0.681                    343
From 1/1/03 to 12/31/03                                                   $0.681               $0.886                    396
From 1/1/04 to 12/31/04                                                   $0.886               $1.057                    505
From 1/1/05 to 12/31/05                                                   $1.057               $1.238                    458

From 1/1/06 to 12/31/06                                                   $1.238               $1.557                    419


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
=================================================================================================================================
From 1/1/04* to 12/31/04                                                  $1.000               $1.533                     1
From 1/1/05 to 12/31/05                                                   $1.533               $1.751                     1

From 1/1/06 to 12/31/06                                                   $1.751               $2.065                    167


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=================================================================================================================================
From 5/2/01* to 12/31/01                                                  $1.000               $1.081                    110
From 1/1/02 to 12/31/02                                                   $1.081               $1.197                    192
From 1/1/03 to 12/31/03                                                   $1.197               $1.634                    183
From 1/1/04 to 12/31/04                                                   $1.634               $2.174                    196
From 1/1/05 to 12/31/05                                                   $2.174               $2.471                    175

From 1/1/06 to 12/31/06                                                   $2.471               $3.344                    188

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
=================================================================================================================================
From 2/3/06* to 12/31/06                                                  $1.000               $1.076                     2


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=================================================================================================================================
From 2/1/01* to 12/31/01                                                  $1.000               $1.177                    315
From 1/1/02 to 12/31/02                                                   $1.177               $1.063                    437
From 1/1/03 to 12/31/03                                                   $1.063               $1.479                    306
From 1/1/04 to 12/31/04                                                   $1.479               $1.759                    345
From 1/1/05 to 12/31/05                                                   $1.759               $1.871                    359

From 1/1/06 to 12/31/06                                                   $1.871               $2.124                    326

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=================================================================================================================================
From 4/1/01* to 12/31/01                                                  $1.000               $1.170                    238

From 1/1/02 to 12/31/02                                                   $1.170               $1.057                    347
From 1/1/03 to 12/31/03                                                   $1.057               $1.502                    276
From 1/1/04 to 12/31/04                                                   $1.502               $1.819                    244
From 1/1/05 to 12/31/05                                                   $1.819               $1.931                    238

From 1/1/06 to 12/31/06                                                   $1.931               $2.226                    199


 * Date subaccount began operations.

                                                                      SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                     UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                                      BEGINNING               END                END OF PERIOD
                             SUBACCOUNT                               OF PERIOD            OF PERIOD              (THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
=================================================================================================================================
From 1/31/01* to 12/31/01                                              $1.000               $0.842                    399
From 1/1/02 to 12/31/02                                                $0.842               $0.649                    927
From 1/1/03 to 12/31/03                                                $0.649               $0.794                    898
From 1/1/04 to 12/31/04                                                $0.794               $0.885                    884
From 1/1/05 to 12/31/05                                                $0.885               $0.922                    686

From 1/1/06 to 12/31/06                                                $0.922               $1.101                    508


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
=================================================================================================================================
From 2/1/01* to 12/31/01                                               $1.000               $0.833                    61
From 1/1/02 to 12/31/02                                                $0.833               $0.628                    91
From 1/1/03 to 12/31/03                                                $0.628               $0.782                    91
From 1/1/04 to 12/31/04                                                $0.782               $0.849                    90
From 1/1/05 to 12/31/05                                                $0.849               $0.869                    68

From 1/1/06 to 12/31/06                                                $0.869               $0.980                    505

PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR CLASS
=================================================================================================================================
From 4/28/06* to 12/31/06                                              $1.000               $1.033                    18


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
=================================================================================================================================
From 8/1/03* to 12/31/03                                               $1.000               $1.052                    18
From 1/1/04 to 12/31/04                                                $1.052               $0.928                    18
From 1/1/05 to 12/31/05                                                $0.928               $0.868                    18

From 1/1/06 to 12/31/06                                                $0.868               $0.927                    80


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=================================================================================================================================
From 11/3/05* to 12/31/05                                              $1.375               $1.415                     9

From 1/1/06 to 12/31/06                                                $1.415               $1.557                     9


TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
=================================================================================================================================
From 5/2/01* to 12/31/01                                               $1.000               $0.944                    14
From 1/1/02 to 12/31/02                                                $0.944               $0.931                    18
From 1/1/03 to 12/31/03                                                $0.931               $1.406                    17
From 1/1/04 to 12/31/04                                                $1.406               $1.732                    16
From 1/1/05 to 12/31/05                                                $1.732               $2.180                    15

From 1/1/06 to 12/31/06                                                $2.180               $2.757                    14


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
=================================================================================================================================
From 3/2/01* to 12/31/01                                               $1.000               $0.850                    71
From 1/1/02 to 12/31/02                                                $0.850               $0.684                    128
From 1/1/03 to 12/31/03                                                $0.684               $0.893                    130
From 1/1/04 to 12/31/04                                                $0.893               $1.045                    117
From 1/1/05 to 12/31/05                                                $1.045               $1.137                    132

From 1/1/06 to 12/31/06                                                $1.137               $1.364                    128


* Date subaccount began operations.

                                                           SUBACCOUNT           SUBACCOUNT                 UNITS
                                                          UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                           BEGINNING               END                END OF PERIOD
                             SUBACCOUNT                    OF PERIOD            OF PERIOD              (THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION FUND - CLASS 2
=======================================================================================================================
From 11/2/01* to 12/31/01                                   $1.000               $0.676                     8
From 1/1/02 to 12/31/02                                     $0.676               $0.904                    22
From 1/1/03 to 12/31/03                                     $0.904               $1.777                    22
From 1/1/04 to 12/31/04                                     $1.777               $1.346                    22
From 1/1/05 to 12/31/05                                     $1.346               $1.376                    22

From 1/1/06 to 12/31/06                                     $1.376               $1.646                    22


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=======================================================================================================================
From 2/22/01* to 12/31/01                                   $1.000               $0.983                    33
From 1/1/02 to 12/31/02                                     $0.983               $0.791                    70
From 1/1/03 to 12/31/03                                     $0.791               $1.032                    94
From 1/1/04 to 12/31/04                                     $1.032               $1.182                    116
From 1/1/05 to 12/31/05                                     $1.182               $1.271                    119

From 1/1/06 to 12/31/06                                     $1.271               $1.529                    121


WANGER INTERNATIONAL SELECT
=======================================================================================================================
From 3/26/01* to 12/31/01                                   $1.000               $0.902                    65
From 1/1/02 to 12/31/02                                     $0.902               $0.755                    84
From 1/1/03 to 12/31/03                                     $0.755               $1.052                    77
From 1/1/04 to 12/31/04                                     $1.052               $1.292                    79
From 1/1/05 to 12/31/05                                     $1.292               $1.486                    88

From 1/1/06 to 12/31/06                                     $1.486               $1.995                    74


WANGER INTERNATIONAL SMALL CAP
=======================================================================================================================
From 2/22/01* to 12/31/01                                   $1.000               $0.787                    145
From 1/1/02 to 12/31/02                                     $0.787               $0.670                    327
From 1/1/03 to 12/31/03                                     $0.670               $0.985                    326
From 1/1/04 to 12/31/04                                     $0.985               $1.267                    357
From 1/1/05 to 12/31/05                                     $1.267               $1.521                    452

From 1/1/06 to 12/31/06                                     $1.521               $2.060                    354


WANGER SELECT
=======================================================================================================================
From 4/25/01* to 12/31/01                                   $1.000               $1.138                    11
From 1/1/02 to 12/31/02                                     $1.138               $1.038                    103
From 1/1/03 to 12/31/03                                     $1.038               $1.340                    97
From 1/1/04 to 12/31/04                                     $1.340               $1.579                    108
From 1/1/05 to 12/31/05                                     $1.579               $1.723                    129

From 1/1/06 to 12/31/06                                     $1.723               $2.037                    106


WANGER U.S. SMALLER COMPANIES
=======================================================================================================================
From 2/22/01* to 12/31/01                                   $1.000               $1.098                    264
From 1/1/02 to 12/31/02                                     $1.098               $0.902                    667
From 1/1/03 to 12/31/03                                     $0.902               $1.275                    765
From 1/1/04 to 12/31/04                                     $1.275               $1.490                    663
From 1/1/05 to 12/31/05                                     $1.490               $1.637                    593

From 1/1/06 to 12/31/06                                     $1.637               $1.744                    506


* Date subaccount began operations.

                                                                     [VERSION D]

                            PHOENIX SPECTRUM EDGE(R)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")


PROSPECTUS                                                           MAY 1, 2007

This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


    The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.


    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:


[envelope] PHOENIX LIFE INSURANCE COMPANY          [telephone] TEL. 800/541-0171
           Annuity Operations Division
           PO Box 8027
           Boston, MA 02266-8027

                       TABLE OF CONTENTS

Heading                                                   Page
--------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS ................................    3
SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................   10
FINANCIAL HIGHLIGHTS......................................   11
FINANCIAL STATEMENTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHOENIX AND THE SEPARATE ACCOUNT .........................   12
THE VARIABLE INVESTMENT OPTIONS...........................   12
Administrative, Marketing and Support Service Fees .......   13
GIA.......................................................   13
DEDUCTIONS AND CHARGES....................................   14
   Annual Administrative Charge...........................   14
   Daily Administrative Fee...............................   14
   Guaranteed Minimum Accumulation Benefit Fee............   14
   Guaranteed Minimum Income Benefit Rider Fee............   14
   Mortality and Expense Risk Fee.........................   15
   Tax....................................................   15
   Transfer Charge........................................   16
   Reduced Fees, Credits and Excess Interest for
     Eligible Groups......................................   16
   Other Charges..........................................   16
THE ACCUMULATION PERIOD...................................   16
   Accumulation Units.....................................   16
   Accumulation Unit Values...............................   16
   Purchase of Contracts..................................   16
   Additional Programs ...................................   17
   Optional  Benefits.....................................   19
   Surrender of Contract and Withdrawals..................   22
   Contract Termination...................................   22
   Payment Upon Death Before Maturity Date ...............   22
INTERNET, INTERACTIVE VOICE RESPONSE AND
   TELEPHONE TRANSFERS ...................................   24
MARKET TIMING AND OTHER DISRUPTIVE TRADING ...............   25
THE ANNUITY PERIOD........................................   26
   Annuity Payments.......................................   26
   Annuity Payment Options ...............................   26
   Other Conditions.......................................   28
   Payment Upon Death After Maturity Date.................   28

VARIABLE ACCOUNT VALUATION PROCEDURES.....................   29
   Valuation Date.........................................   29
   Valuation Period.......................................   29
   Accumulation Unit Value................................   29
   Net Investment Factor..................................   29

MISCELLANEOUS PROVISIONS..................................   29
   Assignment.............................................   29
   Death Benefit..........................................   29
   Payment Deferral.......................................   29
   Free Look Period.......................................   29
   Amendments to Contracts................................   30
   Substitution of Fund Shares............................   30
   Ownership of the Contract..............................   30
FEDERAL INCOME TAXES......................................   30
   Introduction...........................................   30
   Income Tax Status......................................   30
   Taxation of Annuities in General--Nonqualified Plans...   30
   Additional Considerations..............................   31
   Owner Control..........................................   32
   Diversification Standards .............................   33
   Taxation of Annuities in General--Qualified Plans......   33
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   36
SERVICING AGENT...........................................   37
STATE REGULATION..........................................   37
REPORTS...................................................   37
VOTING RIGHTS.............................................   37
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   38
THE PHOENIX COMPANIES, INC. -
   LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES...........   38
SAI TABLE OF CONTENTS.....................................   39
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------


    Most of the terms used throughout this prospectus are described within the text where they first appear. Certain terms marked by italics when they first appear are described below.


ACCOUNT VALUE: The value of all assets held in the Separate Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC)
Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner on the earliest death of any of the owners.


FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.


MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond] Nonqualified plans--$5,000
[diamond] Bank draft program--$50
[diamond] Qualified plans--$2,000

NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------


    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract.


------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
    Deferred Surrender Charge (as a percentage of amount surrendered:
       Age of Premium Payment in Complete Years 0.....       7%
       Age of Premium Payment in Complete Years 1.....       6%
       Age of Premium Payment in Complete Years 2.....       5%               This table describes the fees and expenses that you
       Age of Premium Payment in Complete Years 3.....       4%               will pay at the time that you surrender the contract
       Age of Premium Payment in Complete Years 4.....       3%               or transfer value between the subaccounts. State
       Age of Premium Payment in Complete Years 5.....       2%               premium taxes may also be deducted.
       Age of Premium Payment in Complete Years 6.....       1%
       Age of Premium Payment in Complete Years 7+....     None

    Transfer Charge(1)
       Current .......................................     None
       Maximum........................................     $20
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------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
Current(2)........................................     $35
Maximum...........................................     $35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a
percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................    .975%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.100%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP                                   This table describes the fees and expenses that you
    ---------------------------------------                                   will pay periodically during the time that you own
    Mortality and Expense Risk Fee....................   1.125%               the contract, not including annual fund fees and
    Daily Administrative Fee..........................    .125%               expenses.
                                                        -------
    Total Annual Separate Account Expenses............   1.250%

    DEATH BENEFIT OPTION 3 - RELIEF AMOUNT (3)
    ------------------------------------------
    Mortality and Expense Risk Fee....................   1.275%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.400%
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."

(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

(3) This death benefit option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.

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                                                        OPTIONAL BENEFIT FEES
                                                        ---------------------

             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.

------------------------------------------------------------------------------------------------------------------------------------

             Since you can only elect one guaranteed benefit option, you should consult with your financial advisor as to whether the GMAB or the GMIB fits your particular needs.

------------------------------------------------------------------------------------------------------------------------------------
  GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB) FEE(1)                GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(2)
  (as a percentage of the greater of the Guaranteed Amount             (as a percentage of the Guaranteed Annuitization Value)
  or Contract Value)                                                      Current.........................................   0.600%
    Current.........................................   0.500%             Maximum.........................................   1.000%
    Maximum.........................................   1.000%
------------------------------------------------------------------------------------------------------------------------------------

(1) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."
(2) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."


------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES                                         This table shows the minimum and maximum total operating
                                        Minimum     Maximum            expense, as a percentage of daily net assets for the year
                                        -------     -------            ended 12/31/06, charged by the fund companies that you may pay periodically during the time that you own the contract.
    Total Annual Fund Operating                                        More detail concerning the funds' fees and total and net fund
    Expenses (expenses that are                                        operating expenses can be found after the Expense Examples
    deducted from the fund assets                                      and are contained in the fund prospectuses.
    include management fees,
    12b-1 fees and other expenses).....  0.28%       5.12%

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------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES

If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

    DEATH BENEFIT OPTION 1
    ----------------------


             1 Year     3 Years     5 Years     10 Years
            --------------------------------------------
             $1,346      $2,549      $3,692      $6,477


    DEATH BENEFIT OPTION 2
    ----------------------

             1 Year     3 Years     5 Years     10 Years
            --------------------------------------------
             $1,360      $2,588      $3,749      $6,563                These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other
    DEATH BENEFIT OPTION 3(1)                                          variable annuity contracts. These costs include Contract
    ----------------------                                             Owner transaction expenses, contract fees, separate account annual expenses, maximum of all applicable riders and benefit
             1 Year     3 Years     5 Years     10 Years               fees, and the maximum fund fees and expenses that were
            --------------------------------------------               charged for the year ended 12/31/06.
             $1,374      $2,626      $3,807      $6,647
                                                                       The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that
If you do not surrender or do not annuitize your contract at the       your investment has a 5% return each year and assumes the
end of the applicable time period, your maximum costs would be:        maximum fees and expenses of any of the funds and that you have allocated all of your contract value to the fund with the maximum total operating expenses. Although your actual
    DEATH BENEFIT OPTION 1                                             costs may be higher or lower based on these assumptions, your
    ----------------------                                             costs are shown in the table to the left.

             1 Year     3 Years     5 Years     10 Years
            --------------------------------------------
              $716       $2,099      $3,422      $6,477


    DEATH BENEFIT OPTION 2
    ----------------------


             1 Year     3 Years     5 Years     10 Years
            --------------------------------------------
              $730       $2,138      $3,479      $6,563


    DEATH BENEFIT OPTION 3(1)
    ----------------------

             1 Year     3 Years     5 Years     10 Years
            --------------------------------------------
              $744       $2,176      $3,537      $6,647

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(1) This death benefit option will not be offered after May 1, 2007.

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.

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                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund             0.61        0.00        0.30         0.00        0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                      0.61        0.00        0.28         0.02(2)     0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund              0.72        0.00        0.32         0.02(2)     1.06        0.00    1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio      0.81        0.00        0.17         0.00        0.98        0.35    0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                       0.29        0.00        0.00         0.00        0.29       (0.01)   0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government             0.60        0.00        0.39         0.00        0.99        0.00    0.99(18)
    Securities II
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II             0.60        0.00        0.42         0.00        1.02        0.00    1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio           0.57        0.10        0.09         0.00        0.76        0.00    0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio    0.57        0.10        0.15         0.00        0.82        0.00    0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                  0.57        0.10        0.11         0.00        0.78        0.00    0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Investment Grade Bond Portfolio   0.32        0.10        0.12         0.00        0.54        0.00    0.54
----------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                0.46        0.25        0.01         0.00        0.72        0.00    0.72(8)
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  Lazard Retirement Small Cap Portfolio          0.75        0.25        0.18         0.00        1.18        0.00    1.18
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio           0.50        0.00        0.46         0.00        0.96       (0.06)   0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio        0.48        0.00        0.39         0.00        0.87        0.00    0.87
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio            0.74        0.00        0.38         0.00        1.12        0.00    1.12
----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                  0.60        0.25        0.21         0.00        1.06        0.00    1.06
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio        1.15        0.25        0.60         0.00        2.00       (0.60)   1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio        0.85        0.25        0.15         0.00        1.25        0.00    1.25
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA       0.64        0.25        0.03         0.00        0.92        0.00    0.92
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA          0.63        0.25        0.03         0.00        0.91        0.00    0.91
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA      0.74        0.25        0.01         0.00        1.00        0.00    1.00
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                  0.68        0.00        0.24         0.00        0.92        0.00    0.92(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Growth and Income Series               0.70        0.00        0.27         0.00        0.97       (0.06)   0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                  0.80        0.00        0.35         0.00        1.15       (0.01)   1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Money Market Series                    0.40        0.00        0.26         0.00        0.66       (0.01)   0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Fixed Income Series       0.50        0.00        0.24         0.00        0.74        0.00    0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Short Term Bond Series    0.50        0.00        0.38         0.00        0.88       (0.18)   0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Allocation Series            0.59        0.00        0.25         0.00        0.84       (0.01)   0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series          0.75        0.00        0.26        0.00         1.01        0.00    1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series          0.85        0.00        0.42        0.00         1.27       (0.27)   1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
    Series                                       0.75        0.00        0.27        0.00         1.02        0.00    1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Aggressive Growth                            0.40        0.25        1.02        0.31(12b)    1.98       (0.97)   1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Growth                                       0.40        0.25        0.93        0.14(12b)    1.72       (0.88)   0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate                                     0.40        0.25        2.45        0.19(12b)    3.29       (2.40)   0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate Growth                              0.40        0.25        1.34        0.15(12b)    2.14       (1.29)   0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series 1.05        0.00        0.28        0.00         1.33       (0.02)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
    Series                                       1.05        0.00        0.31        0.00         1.36       (0.05)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series             0.70        0.00        0.30        0.00         1.00       (0.05)   0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Equity 500 Index Series     0.45        0.00        0.32        0.00         0.77       (0.14)   0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn(TM) Strategy
    Portfolio                                    0.49        0.25        0.25        0.03(2)      1.02       (0.03)   0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                0.25        0.25        0.25        0.00         0.75        0.00    0.75
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio               0.25        0.25        0.25        0.00         0.75        0.00    0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Inverse Government Long
    Bond Fund                                    0.90        0.00        4.22        0.00         5.12        0.00    5.12
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                 0.75        0.00        0.73        0.00         1.48        0.00    1.48
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund      0.90        0.00        0.74        0.00         1.64        0.00    1.64
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund   1.23        0.25        0.24        0.00         1.72        0.00    1.72
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund              0.63        0.25        0.15        0.03(2)      1.06       (0.03)   1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund         0.62        0.25        0.23        0.01(2)      1.11       (0.01)   1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund               0.74        0.25        0.04        0.00         1.03        0.00    1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income Portfolio     0.43        0.35        0.30        0.00         1.08        0.00    1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                    0.99        0.00        0.20        0.00         1.19        0.00    1.19
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                 0.91        0.00        0.10        0.00         1.01        0.00    1.01
----------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                  0.85        0.00        0.09        0.00         0.94        0.00    0.94
----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  0.90        0.00        0.05        0.00         0.95        0.00    0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)  The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

     --------------------- ----------------------- ----------------------
          Expense Cap %          Expense Cap %           Expense Cap %
     --------------------- ----------------------- ----------------------
     (a)       0.15           (c)      0.25           (e)      0.35
     (b)       0.20           (d)      0.30

12(a)The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

12(b)As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15) Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

     ----------------------------------------------------------------------------------------
                                                                            Net Annual Fund
                        Fund                              Reimbursements       Expenses
     ----------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II         (0.27)             0.72
     Federated High Income Bond Fund II                       (0.25)             0.77
     Fidelity VIP Contrafund(R) Portfolio                     (0.01)             0.75
     Fidelity VIP Growth Opportunities Portfolio              (0.04)             0.78
     Fidelity VIP Growth Portfolio                            (0.01)             0.77
     Van Kampen UIF Equity and Income Portfolio               (0.30)             0.78


CONTRACT SUMMARY
--------------------------------------------------------------------------------


    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

OVERVIEW
    The contract is designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.


    For more information, see "The Variable Investment Options," and "GIA."


    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the maturity date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE

[diamond] Premium payments are invested in one or more of the subaccounts and the GIA. Each subaccount, sometimes referred to as an investment option in supplemental materials, invests directly in a professionally managed fund.

[diamond] Prior to the maturity date, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the maturity date under variable annuity payment options, you may elect to transfer all or any part of the contract value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."


[diamond] The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to March 31, 2003, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after March 31, 2003, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond] For contracts issued on or after March 31, 2003, payments and transfers to the GIA are subject to the Maximum GIA Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


[diamond] You may also elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."


WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge, market value adjustment and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."


[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB") may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.


DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Accumulation Benefit Fee--for contracts issued on or after October 11, 2004, the fee equals 0.50%, multiplied by the greater of the guaranteed amount or contract value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider Fee--for contracts issued before September 8, 2003, the fee equals 0.40% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For contracts issued on or after September 8, 2003, the fee equals 0.60% multiplied by the Guaranteed Annuitization Value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

--------------------------------------------------------------------------------
Percent                        7%    6%     5%    4%     3%    2%     1%     0%
--------------------------------------------------------------------------------
Complete Premium Payment       0     1      2     3      4     5      6      7+
Years
--------------------------------------------------------------------------------

[diamond] Taxes--from the contract value upon premium payment or commencement of annuity payments.

          o Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.

[diamond] Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond] Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS

    The contract currently offers three death benefit options. However, after May 1, 2007, only two death benefit options will be offered. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.


    For more information, see "The Accumulation Period --Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero, the contract will immediately terminate without value.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only. The tables are set forth in Appendix C. More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.


FINANCIAL STATEMENTS
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    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.

    Our executive and administrative office is located at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix Life Insurance Company.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."



THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the Company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the Company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The Company and the principal underwriter for the Contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the Company and the principal underwriter for the Contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the Contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the Company. The amount of the fee that an underlying fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as party of its total annual operating expenses.

    For additional information concerning the available investment options, please see Appendix A.


GIA

--------------------------------------------------------------------------------

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the maturity date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond] Year One:    25% of the total value
[diamond] Year Two:    33% of remaining value
[diamond] Year Three:  50% of remaining value
[diamond] Year Four:   100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    For contracts issued on or after March 31, 2003, contracts will be subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval.

    If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.



DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------


ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount bearing a pro rata share of such fee based on the proportionate contract value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or contract value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. For contracts issued before September 8, 2003, the fee for this rider is equal to 0.40% multiplied by the Guaranteed Annuitization Value on the date the rider fee is deducted. For contracts issued on or after September 8, 2003, and subject to state insurance department approval, the fee for this rider is equal to 0.60% multiplied by the Guaranteed Annuitization Value on the date the rider fee is deducted.

    The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total contract value with each subaccount and GIA, if available, bearing a pro rata share of such fee based on the proportionate contract value of each subaccount and GIA. We will waive the rider fee if the contract value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.

    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit.

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.00%. The fee percentage is locked in on the date that this rider is added to the contract.

    IF YOU ELECT THE GUARANTEED MINIMUM INCOME BENEFIT, YOU WILL BE UNABLE TO ELECT THE GUARANTEED MINIMUM ACCUMULATION BENEFIT.


MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:


--------------------------------------------------------------------------------
     DEATH BENEFIT                DEATH BENEFIT              DEATH BENEFIT
   OPTION 1 - RETURN            OPTION 2 - ANNUAL          OPTION 3 - RELIEF
      OF PREMIUM                     STEP-UP                   AMOUNT(1)
--------------------------------------------------------------------------------
        .975%                         1.125%                    1.275%
--------------------------------------------------------------------------------
(1) This death benefit option will not be offered after May 1, 2007.


    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

SURRENDER CHARGES
    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the maturity date or after the maturity date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. These are contingent charges because they are paid only if you surrender your contract. They are deferred charges because they are not deducted from premiums. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and death benefits. Surrender charges will also be waived when you begin taking annuity payments provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

--------------------------------------------------------------------------------
Percent                       7%    6%     5%    4%     3%    2%     1%     0%
--------------------------------------------------------------------------------
Complete Premium Payment      0     1      2     3      4     5      6      7+
Years
--------------------------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining contract value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED FEES, CREDITS AND EXCESS INTEREST FOR
ELIGIBLE GROUPS
    We may reduce or eliminate the mortality and expense risk fee or the withdrawal charge or credit excess interest when sales of the contracts are made to certain eligible groups that result in savings of sales expenses. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our own rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding Accumulation Unit Value. The number of Accumulation Units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.


PURCHASE OF CONTRACTS
    Generally, we require minimum initial premium payments of:

[diamond] Nonqualified plans--$5,000

[diamond] Bank draft program--$50
          o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond] Qualified plans--$2,000
          o  We require minimum subsequent premium payments of $100.

    The initial payment is due and payable before the contract becomes effective.

    The minimum age of the proposed owner to purchase a contract is the age of majority in the state where the contract is being purchased, or a guardian must act on your behalf.

Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment, after the five day period, while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Programs and Benefits."

    Premium payments received under the contract will be allocated in any combination to any subaccount or GIA in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the make-up and size of the prospective group;

(2) the method and frequency of premium payments; and

(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    For contracts issued on or after March 31, 2003, payments to the GIA are subject to the Maximum GIA Percentage.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB, you must also elect an asset allocation or strategic program on the contract date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following: programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

    *"S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you purchase a contract without GMAB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may, at any time, switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

PROGRAM REQUIRED FOR GMAB
    If you purchase a contract with GMAB, you must select one of the approved programs through which to allocate your premium payments and contract values. When you participate in a program, 100% of your premium payments and contract value will be allocated to the subaccounts in accordance with your selected program and option within that program.

    You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB if it already terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMAB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB will terminate without value.

    The following programs are currently available:

[diamond] FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY
          Through the Franklin Templeton Founding Investment Strategy, premium payments and policy value are allocated to the three investment options as listed below. On a monthly basis, we will rebalance the policy value allocated to the three investment options back to the original allocation percentages in each investment option.

          o  Franklin Income Securities Fund - 34%
          o  Mutual Shares Securities Fund - 33%
          o  Templeton Growth Securities Fund - 33%

[diamond] PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
          Phoenix and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

          o  Conservative Portfolio
          o  Moderately Conservative Portfolio
          o  Moderate Portfolio
          o  Moderately Aggressive Portfolio
          o  Aggressive Portfolio

    On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.

[diamond] PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
          The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

          o  Phoenix-S&P Dynamic Asset Allocation Series: Moderate
          o  Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
          o  Phoenix-S&P Dynamic Asset Allocation Series: Growth
          o  Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division. The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING PROGRAM
    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    We may at different times offer an Enhanced Dollar Cost Averaging Program. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.


INTEREST INVESTMENT PROGRAM
    We may, at different times, offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract value with each subaccount and GIA bearing a pro rata share.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.

OPTIONAL BENEFITS
    For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the contract date unless otherwise stated. If we allow you to elect a benefit after the contract date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the contract date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your financial advisor.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB is available with contracts issued on or after October 11, 2004 and provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.


    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date.


    The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested in the program for the term of the benefit.

GUARANTEED AMOUNT

    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

    A = the contract value on the rider date.

    B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

    C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base; we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation model established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation model established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;

o   the contract annuitizes; or

o   the termination of the contract.

    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.


    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.

    A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the contract date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D = any tax that may be due.

    After the contract anniversary following the older annuitant's 85th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 85th birthday.

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 85th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 85th birthday.

    D = any tax may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after the rider date. The reduction is equal to the guaranteed annuitization value immediately prior to a withdrawal, multiplied by the percentage reduction in contract value as a result of the withdrawal.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.

2.  each date we process a transfer.

3.  each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1.  each date we process a premium payment.

2.  each date we process a transfer.

3.  each date we process a withdrawal.

4.  each contract anniversary.


TERMINATION OF THIS RIDER

    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;

2.  the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5 or 10 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB
--------------------------------------------------------------------------------
    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond]  The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond]  The GMIB is irrevocable once elected.

[diamond]  You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond]  The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond]  You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond]  The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------


SURRENDER OF CONTRACT AND WITHDRAWALS

    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract maturity date .." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date the contract value is zero. Phoenix will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?
[diamond]  DEATH OF AN OWNER
           If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]  DEATH OF AN OWNER - MULTIPLE OWNERS
           If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:
               a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
               b)  the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

           Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:
               a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
               b)  the contract value on the claim date; or
               c)  the annual step-up amount (as defined below).

    Upon the death of the owner who has attained age 80, the death benefit is the greater of:
               a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or

               b)  the contract value on the claim date.


    If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

    Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

    Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.


[diamond]  DEATH BENEFIT OPTION 3--RELIEF AMOUNT
           The availability of this option is subject to state approval. Additionally, this death benefit option will not be offered after May 1, 2007.


           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue. This option is available only for owners less than age 76 on the contract date.

           Upon the death of the owner who has not attained age 70 on the contract date, the death benefit is the greater of:
               a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
               b) the contract value on the claim date plus 40% of the relief amount (as defined below).

           Upon death of the owner who has attained age 70, but is less than 76 on the contract date, the death benefit is the greater of:
               a) the sum of all of premium payments, less adjusted partial withdrawals (as defined above); or
               b) the contract value on the claim date plus 25% of the relief amount (as defined below).

           If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 3, we will calculate the death benefit using the surviving spouse's attained age as of the date we continue the contract.

    ACCUMULATION ENHANCEMENT
    Death Benefit Option 3 includes an accumulation enhancement. This enhancement provides monetary assistance during confinement in an assisted care living facility or nursing home if the following conditions are met:
    o 120 consecutive days of confinement prior to the maturity date, after the first contract year; and
    o   the 120 days must occur prior to the owner attaining age 91.

    The enhancement provides:
    o that we will pay 40% of the relief amount (if the owner has not attained age 70 on the contract date) or 25% of the relief amount (if the owner is between the ages of 70-75 on the contract date);
    o that the amount we pay under this enhancement will not be paid in a lump sum but will be credited to the contract value over a period of 50 months, in the amount of 2% per month, while the owner is alive;
    o that even if the owner is dismissed from the facility/ nursing home prior to the 50 months expiring, we will continue to increase the contract value for 50 months;
    o that the maximum amount we will pay under this enhancement (and all similar enhancements issued by us or an affiliated company) for the owner is $750,000; and
    o this benefit is separate from the relief amount that is calculated at death.

    The monthly benefit payments will be added to the contract value according to the current allocation schedule on file. The owner can remove the payments from the contract value via partial withdrawals and surrender charges will be waived.

    Relief Amount: the relief amount is equal to the contract value less modified premium payments not to exceed the following maximum amount:

    o When the age of the eldest owner on the contract date is less than 70, the maximum relief amount equals 200% multiplied by:

        1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

        2) the sum of premium payments (made during the prior 12 months of the death benefit calculation date) minus

        3) the sum of monthly benefits (as defined below) credited to the contract value.

    o When the eldest owner on the contract date is between the ages of 70 - 75, the maximum relief amount equals 100% multiplied by:

        1) the sum of modified premium payments (made prior to the date of the death benefit calculation) minus

        2) the sum of premium payments (made during the 12 months prior to the death benefit calculation date) minus

        3) the sum of monthly benefits (as defined below) credited to the contract value.

    Modified Premium Payments: equals the sum of all premium payments plus monthly benefits (as defined below), if any, minus the amount that each partial withdrawal exceeds the difference between the contract value and the modified premium payments prior the partial withdrawal. If there are no partial withdrawals or the partial withdrawal does not exceed the difference, the value is zero.

    Monthly Benefit: is the monthly amount credited to the contract value when a claim under the Accumulation Enhancement is being paid.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity payment option. Any such annuity payment option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.



INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
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    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone.

    Phoenix and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. Phoenix and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that Phoenix and PEPCO reasonably believe to be genuine.

    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA, at any one time, cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.


MARKET TIMING AND OTHER DISRUPTIVE TRADING
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    We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the policy is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other policy owners.

    "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our policy owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

    Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your policy, we may (but are not obligated to):

[diamond]  limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond]  restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond]  require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond]  impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond]  impose other limitations or restrictions.

    Currently, we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a policy owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will, to the best of our ability, apply these policies uniformly. Consequently, there is a risk that some policy owners could engage in

Disruptive Trading while others will bear the effects of their activity.

    Currently, we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify policy owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all policy owners from the potential affects of Disruptive Trading, while recognizing the need for policy holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other policy owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a policy owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some policy owners may be treated differently than others, resulting in the risk that some policy owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.


THE ANNUITY PERIOD
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    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to AOD on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected, and such factors as the age of the annuitant, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.


    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Deductions and Charges." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.


    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options; however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1) the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus

2) the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).


 VALUATION PERIOD

    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
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ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

DEATH BENEFIT
    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the contract value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.


    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.

INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently, see "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners can not make this election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.



    Separate tax withdrawal penalties apply to qualified plans. See "Taxation of Annuities in General--Qualified Plans--Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax to the contract owner on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.

SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.


OWNER CONTROL
    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.



    In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.


    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS

    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:


[diamond]  55% in any 1 investment
[diamond]  70% in any 2 investments
[diamond]  80% in any 3 investments
[diamond]  90% in any 4 investments


    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.


DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.


TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act ("REA"). Consequently, a contract owner's beneficiary designation or elected annuity payment options that do not follow the REA may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.


    Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    Code Section 403(b)(11), applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionately from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed on IRA contracts.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner has been reemployed for at least 60 days); (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner and (i) distributions from retirement plans to individuals called to active military duty. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
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    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION
    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the contract value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative. Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of contract value (if asset-based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.


    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.


    We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of Contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

    Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.

    Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, CUSO Financial Services, and Equity Services, Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.

    We may periodically establish compensation specials whereby we pay a higher amount for sales of a contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect.



SERVICING AGENT
--------------------------------------------------------------------------------


    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------- ----------------------------------
                  2004                               $2.2 million
----------------------------------------- ----------------------------------
                  2005                               $1.9 million
----------------------------------------- ----------------------------------

                  2006                               $1.5 Million

----------------------------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.


    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.



REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated before, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

    In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis. Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

    In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.


SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

           The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:

[diamond]  Phoenix Life Insurance Company
[diamond]  Underwriter
[diamond]  Services
[diamond]  Performance History
[diamond]  Calculation of Yield and Return
[diamond]  Calculation of Annuity Payments
[diamond]  Experts
[diamond]  Separate Account Financial Statements
[diamond]  Company Financial Statements


           Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital                Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                                   Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration                        Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                                    Investment Advisory
                                                                                                        Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital                  Investment Advisory
                                             growth                                                     Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration                Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                                        Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                             UPON              UPON
STATE                                                   PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                   ---------------    -------------        ------------       ---------
California ..........................................                           X                   2.35%            0.50%


Maine................................................         X                                     2.00(1)


Nevada...............................................                           X                   3.50


South Dakota.........................................         X                                     1.25(2)


West Virginia........................................                           X                   1.00             1.00

Wyoming..............................................                           X                   1.00


Commonwealth of Puerto Rico..........................                           X                   3.00(3)          3.00

NOTE:   The above tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.


For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."



___________________________

(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.


APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===============================================================================================================================
From 9/3/02* to 12/31/02                                            $1.000               $0.774                      7
From 1/1/03 to 12/31/03                                             $0.774               $0.992                     50
From 1/1/04 to 12/31/04                                             $0.992               $1.046                    112
From 1/1/05 to 12/31/05                                             $1.046               $1.126                    214

From 1/1/06 to 12/31/06                                             $1.126               $1.184                    253

AIM V.I. CORE EQUITY FUND - CLASS I
===============================================================================================================================
From 4/21/06* to 12/31/06                                           $1.000               $1.088                     73


AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.863                      2
From 1/1/03 to 12/31/03                                             $0.863               $1.094                      7
From 1/1/04 to 12/31/04                                             $1.094               $1.017                     35
From 1/1/05 to 12/31/05                                             $1.017               $1.082                     42

From 1/1/06 to 12/31/06                                             $1.082               $1.190                     33


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
===============================================================================================================================
From 6/14/02* to 12/31/02                                           $1.000               $0.702                      9
From 1/1/03 to 12/31/03                                             $0.702               $0.936                     55
From 1/1/04 to 12/31/04                                             $0.936               $1.001                    104
From 1/1/05 to 12/31/05                                             $1.001               $1.133                    107

From 1/1/06 to 12/31/06                                             $1.133               $1.337                     92


DWS EQUITY 500 INDEX FUND VIP - CLASS A
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.780                      7
From 1/1/03 to 12/31/03                                             $0.780               $0.988                     66
From 1/1/04 to 12/31/04                                             $0.988               $1.081                    146
From 1/1/05 to 12/31/05                                             $1.081               $1.119                    308

From 1/1/06 to 12/31/06                                             $1.119               $1.278                    426

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $1.065                    176
From 1/1/03 to 12/31/03                                             $1.065               $1.072                    681
From 1/1/04 to 12/31/04                                             $1.072               $1.104                  1,086
From 1/1/05 to 12/31/05                                             $1.104               $1.114                  1,533

From 1/1/06 to 12/31/06                                             $1.114               $1.148                  1,813




*Date subaccount began operations.

                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
===============================================================================================================================
From 9/3/02* to 12/31/02                                            $1.000               $0.998                     12
From 1/1/03 to 12/31/03                                             $0.998               $1.206                     90
From 1/1/04 to 12/31/04                                             $1.206               $1.318                    198
From 1/1/05 to 12/31/05                                             $1.318               $1.338                    236

From 1/1/06 to 12/31/06                                             $1.338               $1.467                    239


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.891                     13
From 1/1/03 to 12/31/03                                             $0.891               $1.132                     73
From 1/1/04 to 12/31/04                                             $1.132               $1.291                    238
From 1/1/05 to 12/31/05                                             $1.291               $1.492                    450

From 1/1/06 to 12/31/06                                             $1.492               $1.647                    584


FIDELITY GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
===============================================================================================================================
From 7/8/03* to 12/31/03                                            $1.000               $1.011                      4
From 1/1/04 to 12/31/04                                             $1.011               $1.071                     22
From 1/1/05 to 12/31/05                                             $1.071               $1.153                     87

From 1/1/06 to 12/31/06                                             $1.153               $1.201                    139


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.710                     20
From 1/1/03 to 12/31/03                                             $0.710               $0.932                    174
From 1/1/04 to 12/31/04                                             $0.932               $0.952                    273
From 1/1/05 to 12/31/05                                             $0.952               $0.995                    292

From 1/1/06 to 12/31/06                                             $0.995               $1.051                    235

FRANKLIN INCOME SECURITIES FUND - CLASS 2
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $1.112                      9


LAZARD RETIREMENT SMALL CAP PORTFOLIO
===============================================================================================================================
From 4/29/05* to 12/31/05                                           $0.979               $1.094                     29

From 1/1/06 to 12/31/06                                             $1.094               $1.256                     23


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
===============================================================================================================================
From 4/21/05* to 12/31/05                                           $0.978               $1.023                    197

From 1/1/06 to 12/31/06                                             $1.023               $1.106                    216

LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===============================================================================================================================
From 4/29/05* to 12/31/05                                           $0.980               $1.050                    628

From 1/1/06 to 12/31/06                                             $1.050               $1.218                    771


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
===============================================================================================================================
From 4/21/05* to 12/31/05                                           $0.968               $1.083                    114

From 1/1/06 to 12/31/06                                             $1.083               $1.203                    108


MUTUAL SHARES SECURITIES FUND - CLASS 2
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.871                      2
From 1/1/03 to 12/31/03                                             $0.871               $1.078                     51
From 1/1/04 to 12/31/04                                             $1.078               $1.201                    168
From 1/1/05 to 12/31/05                                             $1.201               $1.314                    221

From 1/1/06 to 12/31/06                                             $1.314               $1.538                    234



*Date subaccount began operations.

                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN AMT GUARDIAN PORTFOLIO - S CLASS
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $1.057                      4

OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $1.065                     12

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $0.999                     4


PHOENIX CAPITAL GROWTH SERIES
===============================================================================================================================
From 6/12/02* to 12/31/02                                           $1.000               $0.784                     15
From 1/1/03 to 12/31/03                                             $0.784               $0.981                     41
From 1/1/04 to 12/31/04                                             $0.981               $1.019                    122
From 1/1/05 to 12/31/05                                             $1.019               $1.045                     80

From 1/1/06 to 12/31/06                                             $1.045               $1.067                    151


PHOENIX GROWTH AND INCOME SERIES
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.778                     20
From 1/1/03 to 12/31/03                                             $0.778               $0.981                     88
From 1/1/04 to 12/31/04                                             $0.981               $1.072                    319
From 1/1/05 to 12/31/05                                             $1.072               $1.111                    414

From 1/1/06 to 12/31/06                                             $1.111               $1.288                    556


PHOENIX MID-CAP GROWTH SERIES
===============================================================================================================================
From 9/10/02* to 12/31/02                                           $1.000               $0.690                      2
From 1/1/03 to 12/31/03                                             $0.690               $0.879                      3
From 1/1/04 to 12/31/04                                             $0.879               $0.927                     13
From 1/1/05 to 12/31/05                                             $0.927               $0.956                     12

From 1/1/06 to 12/31/06                                             $0.956               $0.984                     14


PHOENIX MONEY MARKET SERIES
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $1.002                     45
From 1/1/03 to 12/31/03                                             $1.002               $0.998                     36
From 1/1/04 to 12/31/04                                             $0.998               $0.995                     92
From 1/1/05 to 12/31/05                                             $0.995               $1.009                    280

From 1/1/06 to 12/31/06                                             $1.009               $1.042                    296

PHOENIX MULTI-SECTOR FIXED INCOME SERIES
===============================================================================================================================
From 6/14/02* to 12/31/02                                           $1.000               $1.075                     20
From 1/1/03 to 12/31/03                                             $1.075               $1.218                    164
From 1/1/04 to 12/31/04                                             $1.218               $1.287                    382
From 1/1/05 to 12/31/05                                             $1.287               $1.295                    546

From 1/1/06 to 12/31/06                                             $1.295               $1.369                    565


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
===============================================================================================================================
From 10/16/03* to 12/31/03                                          $1.000               $1.023                     12
From 1/1/04 to 12/31/04                                             $1.023               $1.066                     65
From 1/1/05 to 12/31/05                                             $1.066               $1.068                    136

From 1/1/06 to 12/31/06                                             $1.068               $1.117                    228



*Date subaccount began operations.

                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
PHOENIX STRATEGIC ALLOCATION SERIES
===============================================================================================================================
From 6/12/02* to 12/31/02                                           $1.000               $0.897                     12
From 1/1/03 to 12/31/03                                             $0.897               $1.064                     23
From 1/1/04 to 12/31/04                                             $1.064               $1.131                     46
From 1/1/05 to 12/31/05                                             $1.131               $1.138                     50

From 1/1/06 to 12/31/06                                             $1.138               $1.269                     40


PHOENIX-ABERDEEN INTERNATIONAL SERIES
===============================================================================================================================
From 6/12/02* to 12/31/02                                           $1.000               $0.865                      1
From 1/1/03 to 12/31/03                                             $0.865               $1.128                     23
From 1/1/04 to 12/31/04                                             $1.128               $1.347                     96
From 1/1/05 to 12/31/05                                             $1.347               $1.580                    143

From 1/1/06 to 12/31/06                                             $1.580               $1.990                    700


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
===============================================================================================================================
From 10/1/02* to 12/31/02                                           $1.000               $1.004                      1
From 1/1/03 to 12/31/03                                             $1.004               $1.523                     16
From 1/1/04 to 12/31/04                                             $1.523               $1.539                     31
From 1/1/05 to 12/31/05                                             $1.539               $1.760                     32

From 1/1/06 to 12/31/06                                             $1.760               $2.079                     77


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $1.078                     15
From 1/1/03 to 12/31/03                                             $1.078               $1.474                     68
From 1/1/04 to 12/31/04                                             $1.474               $1.964                    168
From 1/1/05 to 12/31/05                                             $1.964               $2.236                    244

From 1/1/06 to 12/31/06                                             $2.236               $3.031                    252

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: GROWTH
===============================================================================================================================
From 2/3/06* to 12/31/06                                            $1.000               $1.089                     19

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
===============================================================================================================================
From 2/3/06* to 12/31/06                                            $1.000               $1.077                    103


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
===============================================================================================================================
From 6/24/02* to 12/31/02                                           $1.000               $0.855                     10
From 1/1/03 to 12/31/03                                             $0.855               $1.192                     54
From 1/1/04 to 12/31/04                                             $1.192               $1.420                    142
From 1/1/05 to 12/31/05                                             $1.420               $1.513                    233

From 1/1/06 to 12/31/06                                             $1.513               $1.719                    271


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
===============================================================================================================================
From 6/24/02* to 12/31/02                                           $1.000               $0.861                     14
From 1/1/03 to 12/31/03                                             $0.861               $1.225                     50
From 1/1/04 to 12/31/04                                             $1.225               $1.486                     90
From 1/1/05 to 12/31/05                                             $1.486               $1.579                    112

From 1/1/06 to 12/31/06                                             $1.579               $1.824                    128




*Date subaccount began operations.

                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
PHOENIX-VAN KAMPEN COMSTOCK SERIES
===============================================================================================================================
From 8/1/02* to 12/31/02                                            $1.000               $0.791                     23
From 1/1/03 to 12/31/03                                             $0.791               $0.969                     95
From 1/1/04 to 12/31/04                                             $0.969               $1.083                    258
From 1/1/05 to 12/31/05                                             $1.083               $1.129                    311

From 1/1/06 to 12/31/06                                             $1.129               $1.350                    290


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.768                      3
From 1/1/03 to 12/31/03                                             $0.768               $0.958                     13
From 1/1/04 to 12/31/04                                             $0.958               $1.041                     13
From 1/1/05 to 12/31/05                                             $1.041               $1.068                     13

From 1/1/06 to 12/31/06                                             $1.068               $1.206                    288

PIMCO VIT TOTAL RETURN PORTFOLIO - ADVISOR CLASS
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $1.034                      9


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
===============================================================================================================================
From 1/12/05* to 12/31/05                                           $0.922               $0.872                      9

From 1/1/06 to 12/31/06                                             $0.872               $0.932                      9


RYDEX VARIABLE TRUST NOVA FUND
===============================================================================================================================
From 1/12/05* to 12/31/05                                           $1.333               $1.418                      6

From 1/1/06 to 12/31/06                                             $1.418               $1.673                      6


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===============================================================================================================================
From 12/3/03* to 12/31/03                                           $1.000               $1.154                      2
From 1/1/04 to 12/31/04                                             $1.154               $1.263                      2
From 1/1/05 to 12/31/05                                             $1.263               $1.421                      2

From 1/1/06 to 12/31/06                                             $1.421               $1.565                      2

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
===============================================================================================================================
From 1/1/06 to 12/31/06                                             $1.000               $1.069                      8


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
===============================================================================================================================
From 9/10/02* to 12/31/02                                           $1.000               $0.829                     18
From 1/1/03 to 12/31/03                                             $0.829               $1.084                     88
From 1/1/04 to 12/31/04                                             $1.084               $1.271                    158
From 1/1/05 to 12/31/05                                             $1.271               $1.385                    212

From 1/1/06 to 12/31/06                                             $1.385               $1.664                    202


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.810                      3
From 1/1/03 to 12/31/03                                             $0.810               $1.058                     74
From 1/1/04 to 12/31/04                                             $1.058               $1.214                    113
From 1/1/05 to 12/31/05                                             $1.214               $1.308                    156

From 1/1/06 to 12/31/06                                             $1.308               $1.575                    150




*Date subaccount began operations.

                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL SELECT
===============================================================================================================================
From 8/1/02* to 12/31/02                                            $1.000               $0.890                      1
From 1/1/03 to 12/31/03                                             $0.890               $1.243                      6
From 1/1/04 to 12/31/04                                             $1.243               $1.528                     22
From 1/1/05 to 12/31/05                                             $1.528               $1.760                     15

From 1/1/06 to 12/31/06                                             $1.760               $2.367                     19


WANGER INTERNATIONAL SMALL CAP
===============================================================================================================================
From 6/12/02* to 12/31/02                                           $1.000               $0.877                     21
From 1/1/03 to 12/31/03                                             $0.877               $1.292                     56
From 1/1/04 to 12/31/04                                             $1.292               $1.665                     87
From 1/1/05 to 12/31/05                                             $1.665               $2.001                    146

From 1/1/06 to 12/31/06                                             $2.001               $2.715                    165


WANGER SELECT
===============================================================================================================================
From 8/1/02* to 12/31/02                                            $1.000               $0.942                     1
From 1/1/03 to 12/31/03                                             $0.942               $1.218                    15
From 1/1/04 to 12/31/04                                             $1.218               $1.437                    39
From 1/1/05 to 12/31/05                                             $1.437               $1.570                    65

From 1/1/06 to 12/31/06                                             $1.570               $1.859                    68


WANGER U.S. SMALLER COMPANIES
===============================================================================================================================
From 6/12/02* to 12/31/02                                           $1.000               $0.839                     26
From 1/1/03 to 12/31/03                                             $0.839               $1.188                     96
From 1/1/04 to 12/31/04                                             $1.188               $1.390                    221
From 1/1/05 to 12/31/05                                             $1.390               $1.530                    313

From 1/1/06 to 12/31/06                                             $1.530               $1.632                    300





DEATH BENEFIT OPTION 2 CONTRACTS

                                                                  SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                  UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING               END                END OF PERIOD
                                              SUBACCOUNT           OF PERIOD            OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===============================================================================================================================
From 9/5/02* to 12/31/02                                            $1.000               $0.773                     35
From 1/1/03 to 12/31/03                                             $0.773               $0.989                    150
From 1/1/04 to 12/31/04                                             $0.989               $1.042                    290
From 1/1/05 to 12/31/05                                             $1.042               $1.120                    427

From 1/1/06 to 12/31/06                                             $1.120               $1.175                    633

AIM V.I. CORE EQUITY FUND - CLASS I
===============================================================================================================================
From 4/21/06*  to 12/31/06                                          $1.000               $1.087                    198




*Date subaccount began operations.

                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE EQUITY FUND - CLASS I
===============================================================================================================================
From 5/20/02* to 12/31/02                                           $1.000               $0.861                     27
From 1/1/03 to 12/31/03                                             $0.861               $1.090                     59
From 1/1/04 to 12/31/04                                             $1.090               $1.016                    104
From 1/1/05 to 12/31/05                                             $1.016               $1.080                    111

From 1/1/06 to 12/31/06                                             $1.080               $1.187                     95


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO - CLASS O
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.701                     54
From 1/1/03 to 12/31/03                                             $0.701               $0.933                     81
From 1/1/04 to 12/31/04                                             $0.933               $0.997                     41
From 1/1/05 to 12/31/05                                             $0.997               $1.127                     69

From 1/1/06 to 12/31/06                                             $1.127               $1.327                     50


DWS EQUITY 500 INDEX FUND VIP - CLASS A
===============================================================================================================================
From 7/31/02* to 12/31/02                                           $1.000               $0.778                     82
From 1/1/03 to 12/31/03                                             $0.778               $0.985                    369
From 1/1/04 to 12/31/04                                             $0.985               $1.076                    595
From 1/1/05 to 12/31/05                                             $1.076               $1.112                    522

From 1/1/06 to 12/31/06                                             $1.112               $1.269                    813


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $1.063                    230
From 1/1/03 to 12/31/03                                             $1.063               $1.075                    760
From 1/1/04 to 12/31/04                                             $1.075               $1.100                  1,237
From 1/1/05 to 12/31/05                                             $1.100               $1.108                  1,564

From 1/1/06 to 12/31/06                                             $1.108               $1.139                  2,080


FEDERATED HIGH INCOME BOND FUND II - PRIMARY SHARES
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.997                     65
From 1/1/03 to 12/31/03                                             $0.997               $1.203                    117
From 1/1/04 to 12/31/04                                             $1.203               $1.312                    224
From 1/1/05 to 12/31/05                                             $1.312               $1.330                    221

From 1/1/06 to 12/31/06                                             $1.330               $1.456                    227


FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS
===============================================================================================================================
From 8/1/02* to 12/31/02                                            $1.000               $0.890                     28
From 1/1/03 to 12/31/03                                             $0.890               $1.128                    115
From 1/1/04 to 12/31/04                                             $1.128               $1.285                    358
From 1/1/05 to 12/31/05                                             $1.285               $1.483                    432

From 1/1/06 to 12/31/06                                             $1.483               $1.634                    481


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
===============================================================================================================================
From 7/29/02* to 12/31/02                                           $1.000               $0.788                      1
From 1/1/03 to 12/31/03                                             $0.788               $1.008                      1
From 1/1/04 to 12/31/04                                             $1.008               $1.066                     46
From 1/1/05 to 12/31/05                                             $1.066               $1.146                    127

From 1/1/06 to 12/31/06                                             $1.146               $1.192                    410



*Date subaccount began operations.

                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
===============================================================================================================================
From 8/23/02* to 12/31/02                                           $1.000               $0.709                     55
From 1/1/03 to 12/31/03                                             $0.709               $0.930                    148
From 1/1/04 to 12/31/04                                             $0.930               $0.948                    377
From 1/1/05 to 12/31/05                                             $0.948               $0.989                    388

From 1/1/06 to 12/31/06                                             $0.989               $1.043                    352

FRANKLIN INCOME SECURITIES FUND - CLASS 2
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $1.111                     24


LAZARD RETIREMENT SMALL CAP PORTFOLIO
===============================================================================================================================
From 4/29/05* to 12/31/05                                           $0.979               $1.093                     43

From 1/1/06 to 12/31/06                                             $1.093               $1.253                     42


LORD ABBETT BOND-DEBENTURE PORTFOLIO - CLASS VC
===============================================================================================================================
From 4/29/05* to 12/31/05                                           $0.978               $1.022                    216

From 1/1/06 to 12/31/06                                             $1.022               $1.103                    217


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===============================================================================================================================
From 4/29/05* to 12/31/05                                           $0.980               $1.049                    820

From 1/1/06 to 12/31/06                                             $1.049               $1.215                   1091


LORD ABBETT MID-CAP VALUE PORTFOLIO - CLASS VC
===============================================================================================================================
From 4/29/05* to 12/31/05                                           $0.957               $1.082                    242

From 1/1/06 to 12/31/06                                             $1.082               $1.199                    101


MUTUAL SHARES SECURITIES FUND - CLASS 2
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.870                     19
From 1/1/03 to 12/31/03                                             $0.870               $1.075                     90
From 1/1/04 to 12/31/04                                             $1.075               $1.196                     85
From 1/1/05 to 12/31/05                                             $1.196               $1.306                    113

From 1/1/06 to 12/31/06                                             $1.306               $1.527                    129

NEUBERGER BERMAN AMT FASCIANO PORTFOLIO - S CLASS
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $0.964                     26

OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $0.998                      3


PHOENIX CAPITAL GROWTH SERIES
===============================================================================================================================
From 6/17/02* to 12/31/02                                           $1.000               $0.783                     81
From 1/1/03 to 12/31/03                                             $0.783               $0.979                    408
From 1/1/04 to 12/31/04                                             $0.979               $1.014                    641
From 1/1/05 to 12/31/05                                             $1.014               $1.039                    627

From 1/1/06 to 12/31/06                                             $1.039               $1.059                    637


PHOENIX GROWTH AND INCOME SERIES
===============================================================================================================================
From 6/17/02* to 12/31/02                                           $1.000               $0.777                     51
From 1/1/03 to 12/31/03                                             $0.777               $0.978                    208
From 1/1/04 to 12/31/04                                             $0.978               $1.067                    882
From 1/1/05 to 12/31/05                                             $1.067               $1.105                  1,048

From 1/1/06 to 12/31/06                                             $1.105               $1.279                  1,376



*Date subaccount began operations.


                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
PHOENIX MID-CAP GROWTH SERIES
===============================================================================================================================
From 6/17/02* to 12/31/02                                           $1.000               $0.689                     38
From 1/1/03 to 12/31/03                                             $0.689               $0.876                     98
From 1/1/04 to 12/31/04                                             $0.876               $0.923                    124
From 1/1/05 to 12/31/05                                             $0.923               $0.950                    132

From 1/1/06 to 12/31/06                                             $0.950               $0.977                    381


PHOENIX MONEY MARKET SERIES
===============================================================================================================================
From 7/15/02* to 12/31/02                                           $1.000               $1.001                    279
From 1/1/03 to 12/31/03                                             $1.001               $0.995                    364
From 1/1/04 to 12/31/04                                             $0.995               $0.991                    394
From 1/1/05 to 12/31/05                                             $0.991               $1.004                    378

From 1/1/06 to 12/31/06                                             $1.004               $1.035                    432


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $1.073                    116
From 1/1/03 to 12/31/03                                             $1.073               $1.214                    262
From 1/1/04 to 12/31/04                                             $1.214               $1.281                    960
From 1/1/05 to 12/31/05                                             $1.281               $1.288                    964

From 1/1/06 to 12/31/06                                             $1.288               $1.359                  1,014


PHOENIX MULTI-SECTOR SHORT TERM BOND SERIES
===============================================================================================================================
From 8/7/03* to 12/31/03                                            $1.000               $1.022                      6
From 1/1/04 to 12/31/04                                             $1.022               $1.063                    141
From 1/1/05 to 12/31/05                                             $1.063               $1.064                    135

From 1/1/06 to 12/31/06                                             $1.064               $1.111                    134


PHOENIX STRATEGIC ALLOCATION SERIES
===============================================================================================================================
From 5/20/02* to 12/31/02                                           $1.000               $0.896                    190
From 1/1/03 to 12/31/03                                             $0.896               $1.061                    380
From 1/1/04 to 12/31/04                                             $1.061               $1.126                    573
From 1/1/05 to 12/31/05                                             $1.126               $1.132                    600

From 1/1/06 to 12/31/06                                             $1.132               $1.259                    540


PHOENIX-ABERDEEN INTERNATIONAL SERIES
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.864                     48
From 1/1/03 to 12/31/03                                             $0.864               $1.124                     98
From 1/1/04 to 12/31/04                                             $1.124               $1.341                    199
From 1/1/05 to 12/31/05                                             $1.341               $1.571                    206

From 1/1/06 to 12/31/06                                             $1.571               $1.976                  1,111


PHOENIX-ALGER SMALL-CAP GROWTH SERIES
===============================================================================================================================
From 9/5/02* to 12/31/02                                            $1.000               $1.004                      6
From 1/1/03 to 12/31/03                                             $1.004               $1.520                     10
From 1/1/04 to 12/31/04                                             $1.520               $1.533                     58
From 1/1/05 to 12/31/05                                             $1.533               $1.751                     74

From 1/1/06 to 12/31/06                                             $1.751               $2.065                    228



*Date subaccount began operations.


                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $1.077                    157
From 1/1/03 to 12/31/03                                             $1.077               $1.470                    218
From 1/1/04 to 12/31/04                                             $1.470               $1.956                    384
From 1/1/05 to 12/31/05                                             $1.956               $2.223                    430

From 1/1/06 to 12/31/06                                             $2.223               $3.009                    483

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
===============================================================================================================================
From 2/3/06* to 12/31/06                                            $1.000               $1.076                    193


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
===============================================================================================================================
From 6/17/02* to 12/31/02                                           $1.000               $0.854                    112
From 1/1/03 to 12/31/03                                             $0.854               $1.189                    253
From 1/1/04 to 12/31/04                                             $1.189               $1.414                    482
From 1/1/05 to 12/31/05                                             $1.414               $1.504                    548

From 1/1/06 to 12/31/06                                             $1.504               $1.707                    747


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
===============================================================================================================================
From 6/20/02* to 12/31/02                                           $1.000               $0.860                     40
From 1/1/03 to 12/31/03                                             $0.860               $1.221                    157
From 1/1/04 to 12/31/04                                             $1.221               $1.480                    281
From 1/1/05 to 12/31/05                                             $1.480               $1.570                    275

From 1/1/06 to 12/31/06                                             $1.570               $1.810                    362


PHOENIX-VAN KAMPEN COMSTOCK SERIES
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.790                     90
From 1/1/03 to 12/31/03                                             $0.790               $0.967                    269
From 1/1/04 to 12/31/04                                             $0.967               $1.078                    671
From 1/1/05 to 12/31/05                                             $1.078               $1.122                    600

From 4/28/06* to 12/31/06                                           $1.000               $0.952                      1


PHOENIX-VAN KAMPEN EQUITY 500 INDEX SERIES
===============================================================================================================================
From 10/15/02* to 12/31/02                                          $1.000               $0.767                     29
From 1/1/03 to 12/31/03                                             $0.767               $0.956                     59
From 1/1/04 to 12/31/04                                             $0.956               $1.037                     81
From 1/1/05 to 12/31/05                                             $1.037               $1.061                    100

From 1/1/06 to 12/31/06                                             $1.061               $1.197                    490

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO - ADVISOR CLASS
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $0.952                      1

PIMCO VIT REAL RETURN PORTFOLIO - ADVISOR CLASS
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $1.015                     23


RYDEX VARIABLE TRUST INVERSE GOVERNMENT LONG BOND FUND
===============================================================================================================================
From 7/11/03* to 12/31/03                                           $1.000               $1.052                    141
From 1/1/04 to 12/31/04                                             $1.052               $0.928                    153
From 1/1/05 to 12/31/05                                             $0.928               $0.868                    151

From 1/1/06 to 12/31/06                                             $0.868               $0.927                    150




*Date subaccount began operations.

                                                                   SUBACCOUNT          SUBACCOUNT                UNITS
                                                                   UNIT VALUE          UNIT VALUE            OUTSTANDING AT
                                                                   BEGINNING              END                 END OF PERIOD
                                SUBACCOUNT                         OF PERIOD           OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST SECTOR ROTATION FUND
===============================================================================================================================
From 1/1/04* to 12/31/04                                            $1.000               $1.260                      4
From 1/1/05 to 12/31/05                                             $1.260               $1.415                      6

From 1/1/06 to 12/31/06                                             $1.415               $1.557                     13

TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2
===============================================================================================================================
From 4/28/06* to 12/31/06                                           $1.000               $1.068                      1


TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
===================================================================================================== ==========================
From 7/26/02* to 12/31/02                                           $1.000               $0.828                     66
From 1/1/03 to 12/31/03                                             $0.828               $1.082                    183
From 1/1/04 to 12/31/04                                             $1.082               $1.266                    246
From 1/1/05 to 12/31/05                                             $1.266               $1.377                    306

From 1/1/06 to 12/31/06                                             $1.377               $1.652                    276


TEMPLETON GROWTH SECURITIES FUND - CLASS 2
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.809                     17
From 1/1/03 to 12/31/03                                             $0.809               $1.055                     44
From 1/1/04 to 12/31/04                                             $1.055               $1.209                    121
From 1/1/05 to 12/31/05                                             $1.209               $1.300                    134

From 1/1/06 to 12/31/06                                             $1.300               $1.564                    124


WANGER INTERNATIONAL SELECT
===============================================================================================================================
From 7/1/02* to 12/31/02                                            $1.000               $0.889                      4
From 1/1/03 to 12/31/03                                             $0.889               $1.239                     12
From 1/1/04 to 12/31/04                                             $1.239               $1.522                     75
From 1/1/05 to 12/31/05                                             $1.522               $1.750                     87

From 1/1/06 to 12/31/06                                             $1.750               $2.350                     89


WANGER INTERNATIONAL SMALL CAP
===============================================================================================================================
From 6/17/02* to 12/31/02                                           $1.000               $0.877                     64
From 1/1/03 to 12/31/03                                             $0.877               $1.289                    126
From 1/1/04 to 12/31/04                                             $1.289               $1.658                    213
From 1/1/05 to 12/31/05                                             $1.658               $1.989                    300

From 1/1/06 to 12/31/06                                             $1.989               $2.695                    308


WANGER SELECT
===============================================================================================================================
From 7/11/03* to 12/31/03                                           $1.000               $1.214                     15
From 1/1/04 to 12/31/04                                             $1.214               $1.430                     94
From 1/1/05 to 12/31/05                                             $1.430               $1.561                     90

From 1/1/06 to 12/31/06                                             $1.561               $1.845                     79


WANGER U.S. SMALLER COMPANIES
===============================================================================================================================
From 5/20/02* to 12/31/02                                           $1.000               $0.838                    151
From 1/1/03 to 12/31/03                                             $0.838               $1.185                    311
From 1/1/04 to 12/31/04                                             $1.185               $1.384                    495
From 1/1/05 to 12/31/05                                             $1.384               $1.521                    565

From 1/1/06 to 12/31/06                                             $1.521               $1.620                    536




*Date subaccount began operations.

DEATH BENEFIT OPTION 3 CONTRACTS

                                                                  SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                  UNIT VALUE           UNIT VALUE             OUTSTANDING AT
                                                                   BEGINNING               END                END OF PERIOD
                                              SUBACCOUNT           OF PERIOD            OF PERIOD              (THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
===============================================================================================================================
From 12/24/03* to 12/31/03                                          $1.000               $0.987                      1
From 1/1/04 to 12/31/04                                             $0.987               $1.037                     17
From 1/1/05 to 12/31/05                                             $1.037               $1.113                     14

From 1/1/06 to 12/31/06                                             $1.113               $1.167                     12


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
===============================================================================================================================
From 12/24/03* to 12/31/03                                          $1.000               $1.072                      7
From 1/1/04 to 12/31/04                                             $1.072               $1.095                     80
From 1/1/05 to 12/31/05                                             $1.095               $1.102                     64

From 1/1/06 to 12/31/06                                             $1.102               $1.131                     58


FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS
===============================================================================================================================
From 12/24/03* to 12/31/03                                          $1.000               $0.927                      2
From 1/1/04 to 12/31/04                                             $0.927               $0.944                     22
From 1/1/05 to 12/31/05                                             $0.944               $0.984                     17

From 1/1/06 to 12/31/06                                             $0.984               $1.035                     16


LORD ABBETT GROWTH AND INCOME PORTFOLIO - CLASS VC
===============================================================================================================================
From 4/29/05* to 12/31/05                                           $1.000               $1.048                     36

From 1/1/06 to 12/31/06                                             $1.048               $1.212                     32

PHOENIX CAPITAL GROWTH SERIES
===============================================================================================================================
From 1/1/06 to 12/31/06                                             $1.033               $1.051                     13


PHOENIX GROWTH AND INCOME SERIES
===============================================================================================================================
From 12/24/03* to 12/31/03                                          $1.000               $0.976                      2
From 1/1/04 to 12/31/04                                             $0.976               $1.063                     20
From 1/1/05 to 12/31/05                                             $1.063               $1.098                     16

From 1/1/06 to 12/31/06                                             $1.098               $1.269                     14


PHOENIX STRATEGIC ALLOCATION SERIES
===============================================================================================================================
From 12/24/03* to 12/31/03                                          $1.000               $1.058                      2
From 1/1/04 to 12/31/04                                             $1.058               $1.121                     18
From 1/1/05 to 12/31/05                                             $1.121               $1.125                     15

From 1/1/06 to 12/31/06                                             $1.125               $1.250                     13

PHOENIX-ABERDEEN INTERNATIONAL SERIES
===============================================================================================================================
From 1/1/06* to 12/31/06                                            $1.561               $1.961                     24


WANGER INTERNATIONAL SMALL CAP
===============================================================================================================================
From 12/24/03* to 12/31/03                                          $1.000               $1.285                    0.9
From 1/1/04 to 12/31/04                                             $1.285               $1.651                     10
From 1/1/05 to 12/31/05                                             $1.651               $1.978                      8

From 1/1/06 to 12/31/06                                             $1.978               $2.675                      7




*Date subaccount began operations.

                                                                     [VERSION E]

                            PHOENIX SPECTRUM EDGE(R)+
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

              ISSUED BY: PHOENIX LIFE INSURANCE COMPANY ("PHOENIX")

PROSPECTUS                                                           MAY 1, 2007

     This prospectus describes a variable and fixed accumulation deferred annuity contract offered to groups and individuals. The contract offers a variety of variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond] AIM V.I. Capital Appreciation Fund
[diamond] AIM V.I. Core Equity Fund (1)
[diamond] AIM V.I. Mid Cap Core Equity Fund (1)

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond] Alger American Leveraged AllCap Portfolio (1)

DWS SCUDDER INVESTMENTS VIT FUNDS - CLASS A
-------------------------------------------
[diamond] DWS Equity 500 Index VIP

FEDERATED INSURANCE SERIES
--------------------------
[diamond] Federated Fund for U.S. Government Securities II
[diamond] Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond] Fidelity VIP Contrafund(R) Portfolio
[diamond] Fidelity VIP Growth Opportunities Portfolio
[diamond] Fidelity VIP Growth Portfolio
[diamond] Fidelity VIP Investment Grade Bond Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond] Franklin Income Securities Fund
[diamond] Mutual Shares Securities Fund
[diamond] Templeton Developing Markets Securities Fund
[diamond] Templeton Foreign Securities Fund
[diamond] Templeton Global Asset Allocation Fund (2)
[diamond] Templeton Growth Securities Fund

LAZARD RETIREMENT SERIES - SERVICE SHARES
-----------------------------------------
[diamond] Lazard Retirement Small Cap Portfolio (1)

LORD ABBETT SERIES FUND, INC. - CLASS VC
----------------------------------------
[diamond] Lord Abbett Bond-Debenture Portfolio
[diamond] Lord Abbett Growth and Income Portfolio
[diamond] Lord Abbett Mid-Cap Value Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S
----------------------------------------------------
[diamond] Neuberger Berman AMT Fasciano Portfolio
[diamond] Neuberger Berman AMT Guardian Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS - SERVICE SHARES
---------------------------------------------------
[diamond] Oppenheimer Capital Appreciation Fund/VA
[diamond] Oppenheimer Global Securities Fund/VA
[diamond] Oppenheimer Main Street Small Cap Fund/VA

THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond] Phoenix Capital Growth Series
[diamond] Phoenix Growth and Income Series
[diamond] Phoenix Mid-Cap Growth Series
[diamond] Phoenix Money Market Series
[diamond] Phoenix Multi-Sector Fixed Income Series
[diamond] Phoenix Multi-Sector Short Term Bond Series
[diamond] Phoenix Strategic Allocation Series
[diamond] Phoenix-Aberdeen International Series
[diamond] Phoenix-Alger Small-Cap Growth Series
[diamond] Phoenix-Duff & Phelps Real Estate Securities Series
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth [diamond] Phoenix-S&P Dynamic Asset Allocation Series: Growth
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate
[diamond] Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth [diamond] Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond] Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond] Phoenix-Van Kampen Comstock Series
[diamond] Phoenix-Van Kampen Equity 500 Index Series

PIMCO VARIABLE INSURANCE TRUST - ADVISOR CLASS
----------------------------------------------
[diamond] PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
[diamond] PIMCO VIT Real Return Portfolio
[diamond] PIMCO VIT Total Return Portfolio

THE RYDEX VARIABLE TRUST
------------------------
[diamond] Rydex Variable Trust Inverse Government Long Bond Fund (1) [diamond] Rydex Variable Trust Nova Fund (1)
[diamond] Rydex Variable Trust Sector Rotation Fund (1)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES
---------------------------------------------------------
[diamond] Van Kampen UIF Equity and Income Portfolio

WANGER ADVISORS TRUST
---------------------
[diamond] Wanger International Select
[diamond] Wanger International Small Cap
[diamond] Wanger Select
[diamond] Wanger U.S. Smaller Companies

   (1)Closed to new investment on May 1, 2006. (2)Closed to new investment on October 29, 2001. See Appendix A for additional information.


The contract is not a deposit of any bank, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The contract may go down in value.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    Replacing any existing contract with this contract may not be to your advantage. You should carefully compare this contract with your existing one and you must also determine if the replacement will result in any tax liability.

    This prospectus provides information that you should know before investing. Keep this prospectus for future reference. A Statement of Additional Information ("SAI") dated May 1, 2007, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents of the SAI is available on the last page of this prospectus. If you have any questions, please contact:

[envelope] PHOENIX LIFE INSURANCE COMPANY        [telephone]   TEL. 800/541-0171
           Annuity Operations Division
           PO Box 8027
           Boston, MA 02266-8027

                                TABLE OF CONTENTS

Heading                                                      Page
--------------------------------------------------------------------------------


GLOSSARY OF SPECIAL TERMS ................................    3
SUMMARY OF EXPENSES.......................................    4
CONTRACT SUMMARY..........................................   10
FINANCIAL HIGHLIGHTS......................................   12
FINANCIAL STATEMENTS......................................   12
PERFORMANCE HISTORY.......................................   12
THE VARIABLE ACCUMULATION ANNUITY.........................   12
PHOENIX AND THE SEPARATE ACCOUNT .........................   12
THE VARIABLE INVESTMENT OPTIONS...........................   13
GIA.......................................................   13
DEDUCTIONS AND CHARGES....................................   14

   Annual Administrative Charge...........................   14
   Daily Administrative Fee...............................   14
   Guaranteed Minimum Accumulation Benefit Fee............   14
   Guaranteed Minimum Income Benefit Rider Fee............   14
   Guaranteed Minimum Withdrawal Benefit Fee..............   15
   Mortality and Expense Risk Fee.........................   15
   Tax....................................................   16
   Transfer Charge........................................   16
   Reduced Fees, Credits and Excess Interest

     for Eligible Groups..................................   16
   Other Charges..........................................   16
THE ACCUMULATION PERIOD...................................   17
   Accumulation Units.....................................   17
   Accumulation Unit Values...............................   17
   Purchase of Contracts..................................   17
   Additional Programs ...................................   18
   Optional Benefits......................................   20
   Surrender of Contract and Withdrawals..................   25
   Contract Termination...................................   25
   Payment Upon Death Before Maturity Date ...............   25

INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE
   TRANSFERS..............................................   26

MARKET TIMING AND OTHER DISRUPTIVE TRADING................   27
THE ANNUITY PERIOD........................................   28

   Annuity Payments.......................................   28

   Annuity Payment Options ...............................   29
   Other Conditions.......................................   30
   Payment Upon Death After Maturity Date.................   31

VARIABLE ACCOUNT VALUATION PROCEDURES.....................   31
   Valuation Date.........................................   31
   Valuation Period.......................................   31
   Accumulation Unit Value................................   31
   Net Investment Factor..................................   31

MISCELLANEOUS PROVISIONS..................................   31

   Assignment.............................................   31
   Death Benefit..........................................   31
   Payment Deferral.......................................   31
   Free Look Period.......................................   32
   Amendments to Contracts................................   32
   Substitution of Fund Shares............................   32
   Ownership of the Contract..............................   32

FEDERAL INCOME TAXES......................................   32
   Introduction...........................................   32
   Income Tax Status......................................   32
   Taxation of Annuities in General--Nonqualified Plans....  32
   Additional Considerations..............................   33
   Owner Control..........................................   34
   Diversification Standards .............................   35
   Taxation of Annuities in General--Qualified Plans.......  35
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   38
SERVICING AGENT...........................................   39
STATE REGULATION..........................................   39
REPORTS...................................................   39
VOTING RIGHTS.............................................   39
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   40
THE PHOENIX COMPANIES, INC. - LEGAL PROCEEDINGS ABOUT
   COMPANY SUBSIDIARIES...................................   40
SAI TABLE OF CONTENTS.....................................   41
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - DEDUCTIONS FOR TAXES.........................  B-1
APPENDIX C - FINANCIAL HIGHLIGHTS.........................  C-1

GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------


    Most of the terms used throughout this prospectus are described within the text where they appear. Certain terms marked by italics when they first appear are defined below.

ACCOUNT VALUE: The value of all assets held in the Separate Account.


ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the maturity date and amounts held under Annuity Payment Option L.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period just ended.

ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N. The number of annuity units in each subaccount with assets under the chosen option is equal to the portion of the first payment provided by that subaccount divided by the annuity unit value for that subaccount on the first payment calculation date.

ANNUITY UNIT VALUE: On the first valuation date selected by us, we set all annuity unit values in each subaccount of the Separate Account at $1.00. The annuity unit value on any subsequent valuation date is equal to the annuity unit value of the subaccount on the immediately preceding valuation date multiplied by the net investment factor for that subaccount for the valuation period divided by 1.00 plus the rate of interest for the number of days in the valuation period based on the assumed investment rate.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.



CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC)
Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there are more than one owner on the earliest death of any of the owners.

FIXED PAYMENT ANNUITY: An annuity payment option providing payments with a fixed dollar amount after the first payment is made.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the fifth contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.

MINIMUM GUARANTEED INTEREST RATE: The minimum interest rate credited to amounts held in the GIA. This rate will never be less than the statutory required minimum interest rate under applicable state insurance law.

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial premium payments of:

[diamond] Nonqualified plans--$5,000

[diamond] Bank draft program--$50

[diamond] Qualified plans--$2,000


NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of series outstanding shares.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.

VALUATION DATE: A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and Phoenix is open for business.

SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when owning and surrendering the contract. There are no additional fees, other than the contract fees set forth below, charged at the time you purchase this contract.

------------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

    Deferred Surrender Charge (as a percentage of amount surrendered:
       Age of Premium Payment in Complete Years 0.....       7%
       Age of Premium Payment in Complete Years 1.....       6%
       Age of Premium Payment in Complete Years 2.....       5%                This table describes the fees and expenses that you
       Age of Premium Payment in Complete Years 3.....       4%                will pay at the time that you surrender the contract
       Age of Premium Payment in Complete Years 4.....       3%                or transfer value between the subaccounts. State
       Age of Premium Payment in Complete Years 5.....       2%                premium taxes may also be deducted.
       Age of Premium Payment in Complete Years 6.....       1%
       Age of Premium Payment in Complete Years 7+....     None

    Transfer Charge(1)
       Current .......................................     None
       Maximum........................................     $20
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Current(2)........................................     $35
    Maximum...........................................     $35
MAXIMUM ANNUAL SEPARATE ACCOUNT EXPENSES (as a percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee....................   1.075%                This table describes the fees and expenses that you
    Daily Administrative Fee..........................    .125%                will pay periodically during the time that you own
                                                        -------                the contract, not including annual fund fees and
    Total Annual Separate Account Expenses............   1.200%                expenses.

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee....................   1.225%
    Daily Administrative Fee..........................    .125%
                                                        -------
    Total Annual Separate Account Expenses............   1.350%
------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfer Charge."
(2) This charge is deducted annually on the contract anniversary on a pro rata basis from each of the selected investment options. See "Deductions and Charges."

-----------------------------------------------------------------------------------------------------------------------------------
                                                          OPTIONAL BENEFIT FEES
                                                          ---------------------

             This table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including annual fund fees and expenses, if you elect an optional benefit. These fees are charged in addition to the maximum annual Separate Account Expenses.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

             Only one of the following guaranteed minimum benefit options can be elected. Consult with your financial advisor as to whether the GMAB, the GMIB, or the GMWB fits your particular needs.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (GMAB)                        GUARANTEED MINIMUM INCOME BENEFIT (GMIB) FEE(2)
FEE(1) (as a percentage of the greater of the Guaranteed              (as a percentage of the greater of the Guaranteed
Amount or Contract Value)                                             Annuitization Value or Contract Value)
    Current.........................................    0.50%             Current.........................................    0.60%
    Maximum.........................................    1.00%             Maximum.........................................    1.00%

                                        GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) FEE(3)

                                                      (EFFECTIVE MAY 1, 2007)

                              (as a percentage of the greater of the Benefit Base and Contract Value)

SINGLE LIFE OPTION                                                    SPOUSAL LIFE OPTION
Current.............................................    0.75%         Current.............................................    0.95%
Maximum.............................................    1.50%         Maximum.............................................    1.50%
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES

                                        Minimum     Maximum           This table shows the minimum and maximum total operating
                                        -------     -------           expense, as a percentage of daily net assets for the year
    Total Annual Fund Operating                                       ended 12/31/06, charged by the fund companies that you may pay
    Expenses (expenses that are                                       periodically during the time that you own the contract. More
    deducted from the fund assets                                     detail concerning the funds' fees and total and net fund
    include management fees,                                          operating expenses can be found after the Expense Examples
    12b-1 fees and other expenses).....  0.28%       5.12%            are contained in the fund prospectuses.

------------------------------------------------------------------------------------------------------------------------------------

(1) The Guaranteed Minimum Accumulation Benefit fee is deducted annually on the contract anniversary, only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

(2) The Guaranteed Minimum Income Benefit fee is deducted annually on the contract anniversary only if the benefit is selected. The fee percentage is locked in at the time you elect the benefit. See "Optional Benefits."

(3) The Guaranteed Minimum Withdrawal Benefit fee is deducted annually on the contract anniversary only if the benefit is elected. The fee will vary depending on which option you elect. For GMWB, the current fee applies at the time you elect the benefit. The fee percentage may be subject to increases after election, but will not exceed the maximum charge of 1.50%. See "Optional Benefits."

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES
These examples will help you compare the cost of investing in the contract if you elect the GMWB Spousal Life Option. These elections will result in the highest total cost of investing in this contract.


If you surrender or annuitize your contract at the end of the applicable time period, your maximum costs would be:

    DEATH BENEFIT OPTION 1
    ----------------------

             1 Year    3 Years    5 Years    10 Years                          These examples are intended to help you compare thee
             ----------------------------------------                          cost of investing in the contract with the cost of
             $1,403     $2,703     $3,920     $6,811                           investing in other variable annuity contracts.  These
                                                                               costs include Contract Owner transaction expenses,
    DEATH BENEFIT OPTION 2                                                     contract fees, separate account annual expenses,
    ----------------------                                                     maximum of all applicable riders and benefit fees,
             1 Year    3 Years    5 Years    10 Years                          and the maximum fund fees and expenses that were
             ----------------------------------------                          charged for the year ended 12/31/06.
             $1,417     $2,741     $3,976     $6,890

If you do not surrender or do not annuitize your contract at the end of the applicable time period, your maximum costs would be:



    DEATH BENEFIT OPTION 1


             1 Year    3 Years    5 Years    10 Years                          The examples assume that you invest $10,000 in the
             ----------------------------------------                          contract for the time periods indicated. The examples
              $733      $2,253     $3,650     $6,811                           also assume that your investment has a 5% return each
                                                                               year and assumes the maximum fees and expenses of any
    DEATH BENEFIT OPTION 2                                                     of the funds and that you have allocated all of your
    ----------------------                                                     contract value to the fund with the maximum total
                                                                               operating  expenses. Although your actual costs may
             1 Year    3 Years    5 Years    10 Years                          be higher or lower based on these assumptions, your
             ----------------------------------------                          costs are shown in the table to the left.
              $787      $2,291     $3,706     $6,890


------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/06)

This table shows each fund's investment management fee, Rule 12b-1 fee (if applicable), other operating expenses and total annual fund expenses. The funds provided this information and we have not independently verified it. More detail concerning each fund's fees and expenses is contained in each fund's prospectus, which you may obtain by calling 800/541-0171.


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund             0.61        0.00        0.30         0.00        0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund                      0.61        0.00        0.28         0.02(2)     0.91        0.00    0.91(1)
----------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Mid Cap Core Equity Fund              0.72        0.00        0.32         0.02(2)     1.06        0.00    1.06(1)
----------------------------------------------------------------------------------------------------------------------------------
  Alger American Leveraged AllCap Portfolio      0.81        0.00        0.17         0.00        0.98        0.35    0.945(3)
----------------------------------------------------------------------------------------------------------------------------------
  DWS Equity 500 Index VIP                       0.29        0.00        0.00         0.00        0.29       (0.01)   0.28(4)
----------------------------------------------------------------------------------------------------------------------------------
  Federated Fund for U.S. Government             0.60        0.00        0.39         0.00        0.99        0.00    0.99(18)
    Securities II
----------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II             0.60        0.00        0.42         0.00        1.02        0.00    1.02(18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Contrafund(R) Portfolio           0.57        0.10        0.09         0.00        0.76        0.00    0.76(5,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Opportunities Portfolio    0.57        0.10        0.15         0.00        0.82        0.00    0.82(6,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth Portfolio                  0.57        0.10        0.11         0.00        0.78        0.00    0.78(5,7,18)
----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Investment Grade Bond Portfolio   0.32        0.10        0.12         0.00        0.54        0.00    0.54
----------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund                0.46        0.25        0.01         0.00        0.72        0.00    0.72(8)
----------------------------------------------------------------------------------------------------------------------------------
  Lazard Retirement Small Cap Portfolio          0.75        0.25        0.18         0.00        1.18        0.00    1.18
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Bond-Debenture Portfolio           0.50        0.00        0.46         0.00        0.96       (0.06)   0.90(9)
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Growth and Income Portfolio        0.48        0.00        0.39         0.00        0.87        0.00    0.87
----------------------------------------------------------------------------------------------------------------------------------
  Lord Abbett Mid-Cap Value Portfolio            0.74        0.00        0.38         0.00        1.12        0.00    1.12
----------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund                  0.60        0.25        0.21         0.00        1.06        0.00    1.06
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Fasciano Portfolio        1.15        0.25        0.60         0.00        2.00       (0.60)   1.40(10)
----------------------------------------------------------------------------------------------------------------------------------
  Neuberger Berman AMT Guardian Portfolio        0.85        0.25        0.15         0.00        1.25        0.00    1.25
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA       0.64        0.25        0.03         0.00        0.92        0.00    0.92
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA          0.63        0.25        0.03         0.00        0.91        0.00    0.91
----------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA      0.74        0.25        0.01         0.00        1.00        0.00    1.00
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Capital Growth Series                  0.68        0.00        0.24         0.00        0.92        0.00    0.92(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Growth and Income Series               0.70        0.00        0.27         0.00        0.97       (0.06)   0.91(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Mid-Cap Growth Series                  0.80        0.00        0.35         0.00        1.15       (0.01)   1.14(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Money Market Series                    0.40        0.00        0.26         0.00        0.66       (0.01)   0.65(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Fixed Income Series       0.50        0.00        0.24         0.00        0.74        0.00    0.74(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Multi-Sector Short Term Bond Series    0.50        0.00        0.38         0.00        0.88       (0.18)   0.70(11b)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix Strategic Allocation Series            0.59        0.00        0.25         0.00        0.84       (0.01)   0.83(11c)
----------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                 Total                 Total Net
                                              Investment  Rule 12b-1    Other      Acquired      Annual   Contractual    Annual
                                              Management  or Service  Operating  Fund Fees and    Fund   Reimbursements   Fund
                            Series               Fee         Fees      Expenses    Expenses     Expenses   & Waivers    Expenses
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Aberdeen International Series          0.75        0.00        0.26        0.00         1.01        0.00    1.01(11d)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Alger Small-Cap Growth Series          0.85        0.00        0.42        0.00         1.27       (0.27)   1.00(11a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Duff & Phelps Real Estate Securities
    Series                                       0.75        0.00        0.27        0.00         1.02        0.00    1.02(11e)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Aggressive Growth                            0.40        0.25        1.02        0.31(12b)    1.98       (0.97)   1.01(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Growth                                       0.40        0.25        0.93        0.14(12b)    1.72       (0.88)   0.84(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate                                     0.40        0.25        2.45        0.19(12b)    3.29       (2.40)   0.89(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-S&P Dynamic Asset Allocation Series:
    Moderate Growth                              0.40        0.25        1.34        0.15(12b)    2.14       (1.29)   0.85(12a)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Mid-Cap Value Series 1.05        0.00        0.28        0.00         1.33       (0.02)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Sanford Bernstein Small-Cap Value
    Series                                       1.05        0.00        0.31        0.00         1.36       (0.05)   1.31(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Comstock Series             0.70        0.00        0.30        0.00         1.00       (0.05)   0.95(11c)
----------------------------------------------------------------------------------------------------------------------------------
  Phoenix-Van Kampen Equity 500 Index Series     0.45        0.00        0.32        0.00         0.77       (0.14)   0.63(11a)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT CommodityRealReturn(TM) Strategy
    Portfolio                                    0.49        0.25        0.25        0.03(2)      1.02       (0.03)   0.99(13,14)
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Real Return Portfolio                0.25        0.25        0.25        0.00         0.75        0.00    0.75
----------------------------------------------------------------------------------------------------------------------------------
  PIMCO VIT Total Return Portfolio               0.25        0.25        0.25        0.00         0.75        0.00    0.75(15)
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Inverse Government Long
    Bond Fund                                    0.90        0.00        4.22        0.00         5.12        0.00    5.12
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Nova Fund                 0.75        0.00        0.73        0.00         1.48        0.00    1.48
----------------------------------------------------------------------------------------------------------------------------------
  Rydex Variable Trust Sector Rotation Fund      0.90        0.00        0.74        0.00         1.64        0.00    1.64
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Developing Markets Securities Fund   1.23        0.25        0.24        0.00         1.72        0.00    1.72
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Foreign Securities Fund              0.63        0.25        0.15        0.03(2)      1.06       (0.03)   1.03(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Global Asset Allocation Fund         0.62        0.25        0.23        0.01(2)      1.11       (0.01)   1.10(16)
----------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund               0.74        0.25        0.04        0.00         1.03        0.00    1.03(8)
----------------------------------------------------------------------------------------------------------------------------------
  Van Kampen UIF Equity and Income Portfolio     0.43        0.35        0.30        0.00         1.08        0.00    1.08(18)
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Select                    0.99        0.00        0.20        0.00         1.19        0.00    1.19
----------------------------------------------------------------------------------------------------------------------------------
  Wanger International Small Cap                 0.91        0.00        0.10        0.00         1.01        0.00    1.01
----------------------------------------------------------------------------------------------------------------------------------
  Wanger Select                                  0.85        0.00        0.09        0.00         0.94        0.00    0.94
----------------------------------------------------------------------------------------------------------------------------------
  Wanger U.S. Smaller Companies                  0.90        0.00        0.05        0.00         0.95        0.00    0.95

----------------------------------------------------------------------------------------------------------------------------------

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total net annual fund expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. In addition, the fund will also benefit from a one time credit to be used to offset future custodian expenses. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation agreement is in effect through April 30, 2008.

(2) Acquired fund fees and expenses are not fees or expenses incurred directly by the fund but are expenses of the investment companies in which the fund invests. You incur these fees and expenses indirectly through the valuation of the fund's investment in those investment companies. As a result, the net annual fund expenses listed above may exceed the limit on total annual fund operating expenses, if any. The impact of the acquired fund fees and expenses are included in the total returns of the fund.

(3) Effective December 1, 2006 through November 30, 2011, the manager has contractually agreed to waive .035% of its advisory fees.

(4) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. This includes a 0.10% administration fee.

(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.75% for the Fidelity VIP Contrafund Portfolio and 0.77% for the Fidelity VIP Growth Portfolio. These offsets may be discontinued at any time.

(6) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. Including this reduction, the total class operating expenses would have been 0.78% for the Fidelity VIP Growth Opportunities Portfolio. These offsets may be discontinued at any time.

(7) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by the fund's manager at any time.

(8)  The fund administration fee is paid indirectly through the management fee.

(9) For the fiscal year ended December 31, 2006, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that the total annual operating expenses (excluding management fee) did not exceed an annual rate of 0.40% of average daily net assets. A similar agreement is in place through April 30, 2008.

(10) Neuberger Berman Management Inc. ("NBMI") has contractually undertaken through December 31, 2010 to reimburse the fund for its operating expenses (including the compensation of NBMI but excluding interest, taxes, brokerage commissions, extraordinary expenses and transaction costs), which exceed, in the aggregate, 1.40% of the fund's average daily net assets.

(11) The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed series' average net assets ("Expense Cap") through April 30, 2008 as follows:

     --------------------- ----------------------- ----------------------
          Expense Cap %          Expense Cap %           Expense Cap %
     --------------------- ----------------------- ----------------------
     (a)       0.15           (c)      0.25           (e)      0.35
     (b)       0.20           (d)      0.30

12(a)The advisor has contractually agreed to reimburse the series for expenses necessary or appropriate for the operation of the series (excluding advisory and management fees, Rule 12b-1 fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) to the extent that such expenses exceed 0.05% of the series' average net assets through April 30, 2008.

12(b)As an investor in an underlying fund, the series will also bear its pro rata portion of the operating expenses of the underlying fund, and contract owners, as investors in the series, indirectly assume a proportional share of these expenses. The expenses of the underlying funds are based upon the weighted average of the total operating expenses of the underlying funds that the series expects to invest in for the year ended December 31, 2006. Total operating expenses of the underlying funds range from 0.15% to 0.77%. Investors may be able to realize lower aggregate expenses by investing directly in an underlying fund instead of the series. An investor who chooses to invest directly in an underlying fund would not, however, receive the asset allocation services available in the series.

(13) The Subsidiary has entered into a separate contract with PIMCO for the management of the Subsidiary's portfolio pursuant to which the Subsidiary pays PIMCO a management fee and administration fee at the annual rates of 0.49% and 0.20%, respectively.

(14) PIMCO has contractually agreed to waive the advisory fee and the administration fee it receives from the Portfolio in an amount equal to the advisory fee and administration fee, respectively, paid to PIMCO by the Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.

(15) Other Operating Expenses reflect an administrative fee of 0.25%.

(16) The manager has agreed in advance to reduce its fee from assets invested by the fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the SEC.

(17) The advisor has voluntarily agreed to waive 0.30% of the 0.35% distribution fee that it may receive. Including this waiver, the total class operating expenses would have been 0.78%. This waiver can be discontinued at any time.

(18) The chart below shows the amount of the waiver or reimbursement and the total net annual operating expenses for Funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. As these arrangements are voluntary, they may be changed or terminated at any time. Without such waivers performance would have been lower.

     ----------------------------------------------------------------------------------------

                                                                            Net Annual Fund
                        Fund                              Reimbursements       Expenses
     ----------------------------------------------------------------------------------------
     Federated Fund for U.S. Government Securities II         (0.27)             0.72
     Federated High Income Bond Fund II                       (0.25)             0.77
     Fidelity VIP Contrafund(R) Portfolio                     (0.01)             0.75
     Fidelity VIP Growth Opportunities Portfolio              (0.04)             0.78
     Fidelity VIP Growth Portfolio                            (0.01)             0.77
     Van Kampen UIF Equity and Income Portfolio               (0.30)             0.78


CONTRACT SUMMARY
--------------------------------------------------------------------------------

    This prospectus contains information about the material rights and features of the annuity contract that you should understand before investing. This summary describes the general provisions of the annuity contract.

OVERVIEW

    It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that this contract does not provide any additional tax deferral benefits beyond those provided by the qualified plan and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds and the owner assumes the risk of gain or loss according to the performance of the underlying funds while investments in the GIA provide guaranteed interest earnings subject to certain conditions. There is no guarantee that at maturity date the contract value will equal or exceed payments made under the contract.

    For more information, see "Investments of the Account," and "GIA."

    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."

INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond] Other than the minimum initial payment, there are no required premium payments.

[diamond] You may make premium payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond] Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."


ALLOCATION OF PREMIUM PAYMENTS AND CONTRACT VALUE

[diamond] Premium payments are invested in one or more of the subaccounts and the GIA. Each subaccount sometimes referred to as an investment option in supplemental materials, invests directly in a professionally managed fund.

[diamond] Prior to the Maturity Date, you may elect to transfer all or any part of the Contract Value among one or more subaccounts or the GIA, subject to the limitations established for the GIA and the restrictions related to disruptive trading and market timing. After the Maturity Date under variable annuity payment options, you may elect to transfer all or any part of the Contract Value among one or more subaccounts. For more information, refer to "GIA," "Internet, Interactive Voice Response and Telephone Transfers," and "Market Timing and Other Disruptive Trading."


[diamond] The Contract Value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.

[diamond] The Contract Value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. Subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1% and 3%).

[diamond] Payments and transfers to the GIA are subject to the Maximum GIA
          Percentage. The maximum GIA percentage is the maximum amount of a premium payment or total contract value that can be allocated to the GIA. The maximum amount is expressed as a percentage and that percentage will never be less than 5%.


[diamond] If you purchase a contract with the Guaranteed Minimum Accumulation
          Benefit (GMAB) or the Guaranteed Minimum Withdrawal Benefit (GMWB), you must also elect an asset allocation or strategic program through which to allocate your premium payments and Contract Value. If you purchase a contract without GMAB or GMWB, participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the program, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

[diamond] You may elect an asset allocation or strategic program through which to allocate your premiums and contract value. Participation in a program is optional. Although we may offer other programs in the future, whether those programs will be made available to both current and prospective policy owners will be determined at the sole discretion of the Company. For more information on the programs, refer to the section on "Asset Allocation and Strategic Programs" under "The Accumulation Period."

WITHDRAWALS

[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.


[diamond] Each year you may withdraw part of your contract value free of any surrender charges. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary. For more information, see "Deductions and Charges--Surrender Charges."

[diamond] Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

[diamond] Prior to the maturity date, contract owners who have elected the Guaranteed Minimum Income Benefit Rider ("GMIB"), may request partial withdrawals to be made either pro rata from all subaccounts and the GIA or from a specific investment option.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] Annual Administrative Charge--currently, $35 each year. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Accumulation Benefit fee--the fee equals 0.50%, multiplied by the greater of the guaranteed amount and Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Income Benefit Rider fee--the fee equals 0.60% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. For more information, see "Deductions and Charges."

[diamond] Guaranteed Minimum Withdrawal Benefit fee--the fee percentage will vary depending on which option of GMWB you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date the fee is deducted.

-------------------------------------------------------------------------------
                         GMWB - EFFECTIVE MAY 1, 2007
-------------------------------------------------------------------------------
         SINGLE LIFE OPTION                    SPOUSAL LIFE OPTION
-------------------------------------------------------------------------------
               0.75%                                  0.95%
-------------------------------------------------------------------------------

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

[diamond] Surrender Charges--may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time. If we impose a surrender charge, it is deducted from amounts withdrawn. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. No surrender charges are taken upon the death of the owner before the maturity date. A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the premium payments are deposited:

------------------------------------------------------------------------------
Percent                    7%    6%     5%    4%     3%    2%     1%     0%
------------------------------------------------------------------------------
Complete Premium Payment   0     1      2     3      4     5      6      7+
Years
------------------------------------------------------------------------------

[diamond] Taxes--from the contract value upon premium payment or commencement of annuity payments.

    o Phoenix will reimburse itself for such taxes upon the remittance to the applicable state.

[diamond] Transfer Charge--currently, there is no transfer charge; however, we reserve the right to charge up to $20 per transfer after the first 12 transfers each contract year. For more information, see "Deductions and Charges."

FROM THE SEPARATE ACCOUNT
[diamond] Daily administrative fee--currently, 0.125% annually. For more information, see "Deductions and Charges."

[diamond] Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Deductions and Charges."

OTHER CHARGES OR DEDUCTIONS
    In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.

DEATH BENEFIT OPTIONS
    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period --Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within 10 days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.

    For more information, see "Free Look Period."

TERMINATION

    If on any valuation date the total contract value equals zero, the contract will immediately terminate.



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past 10 years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company Financial Statements, is in the SAI and in the annual report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    There are different sets of financial highlight tables in this prospectus, please be sure you refer to the appropriate set for your contract. The tables are set forth in Appendix C.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 are contained in the Statement of Additional Information (SAI), which you can get free of charge by calling the toll free number given on page one. The consolidated financial statements of Phoenix Life Insurance Company included herein should be considered only as bearing upon the ability of Phoenix Life Insurance Company to meet its obligations under the policies. You should not consider them as bearing on the investment performance of the assets held in the Separate Account or on Guaranteed Interest Account rates that we credit during a guarantee period.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one, five and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for taxes (which may vary by state). See the SAI for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case the amounts held under a contract will be transferred to the General Account of Phoenix and Phoenix will guarantee specified monthly annuity payments.


PHOENIX AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix. As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive and our administrative offices are located at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix Life Insurance Company.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. The Separate Account has several subaccounts that invest in underlying mutual funds. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."



THE VARIABLE INVESTMENT OPTIONS
--------------------------------------------------------------------------------

    You choose the variable investment options to which you allocate your premium payments. These variable investment options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These underlying funds are not publicly traded and are offered only through variable annuity and variable life insurance products, or directly to tax qualified plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, or directly to tax qualified plans, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the underlying fund, and you should not compare the two.

    The underlying funds offered through this product are selected by the company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the company considers during the initial selection process is whether the underlying fund or an affiliate of the underlying fund will compensate the company for providing administrative, marketing, and support services that would otherwise be provided by the underlying fund, the underlying fund's investment advisor, or its distributor. Finally, when the company develops a variable annuity (or life) product in cooperation with a fund family or distributor (e.g. a "private label" product), the company will generally include underlying funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the company's selection criteria.

    Each underlying fund is reviewed periodically after having been selected. Upon review, the company may remove an underlying fund or restrict allocation of additional premium payments to an underlying fund if the company determines the underlying fund no longer meets one or more of the criteria and/or if the underlying fund has not attracted significant contract owner assets.

    In addition, if any of the underlying funds become unavailable for allocating premium payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the contract, we may substitute another variable investment option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new variable investment options available.

    Each investment option of the Separate Account is subject to market fluctuations and the risks that come with the ownership of any security; and there can be no assurance that any Series will achieve its stated investment objective.

    You will find detailed information about the underlying funds and their inherent risks in the current prospectuses for the underlying funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the underlying funds will meet its investment objectives. Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on the first page of this prospectus.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES
    The company and the principal underwriter for the contracts have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the underlying funds under which the company and the principal underwriter for the contracts receive payments in connection with our provision of administrative, marketing or other support services to the underlying funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The company and its affiliates may profit from these fees.

    The payments are generally based on a percentage of the average assets of each underlying fund allocated to the variable investment options under the contract or other contracts offered by the company. The amount of the fee that an underlying fund and its affiliates pay the company and/or the company's affiliates is negotiated and varies with each underlying fund. Aggregate fees relating to the different underlying funds may be as much as 0.40% of the average net assets of an underlying fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an underlying fund out of its assets as part of its total annual operating expenses.



GIA
--------------------------------------------------------------------------------

    Note: Currently if you elect GMAB or GMWB, you cannot transfer or allocate premiums and Contract Values to the GIA. Your premiums must be allocated in accordance to an asset allocation or strategic program. We may remove this restriction at any time in the future, e.g. if you participate in an Enhanced Dollar Cost Averaging Program.

    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we may credit interest at a higher rate than the minimum for new and existing deposits.

    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Prior to the Maturity Date you may make transfers into or out of the GIA subject to the GIA restrictions described in this section. In general, you may make only one transfer per year out of the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the contract value in the GIA as of the date of the transfer. Also, the total contract value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:

[diamond]   Year One:       25% of the total value
[diamond]   Year Two:       33% of remaining value
[diamond]   Year Three:     50% of remaining value
[diamond]   Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus. The GIA is available only during the accumulation phase of your contract.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.

GIA RESTRICTIONS
    Contracts are subject to a Maximum GIA Percentage contained in the contract that restricts investments in the GIA. The Maximum GIA Percentage will never be less than 5%. No more than the Maximum GIA Percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the Maximum GIA Percentage of contract value. These restrictions are subject to state insurance department approval. If you elect the Guaranteed Minimum Accumulation Benefit, you may not allocate premiums or transfer values to the GIA. These restrictions as well as the availability of the GIA are subject to state insurance department approval.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------

ANNUAL ADMINISTRATIVE CHARGE
    We deduct an annual administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum annual administrative charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts or GIA in which you have an interest. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of surrender. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Annuity Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

DAILY ADMINISTRATIVE FEE
    We make a daily deduction from the contract value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses that exceed revenues from the annual administrative charge described below. (This fee is not deducted from the GIA.)

GUARANTEED MINIMUM ACCUMULATION BENEFIT FEE

    If the Guaranteed Minimum Accumulation Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary during the ten-year term. If this benefit terminates on a contract anniversary prior to the end of the term for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this benefit terminates on any other day prior to the end of the term for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The fee percentage is locked in at the time you elect this benefit. Currently, the fee percentage is equal to 0.500%, multiplied by the greater of the guaranteed amount and Contract Value on the day that the fee is deducted. However, we reserve the right to charge up to 1.000%, multiplied by the greater of the guaranteed amount or Contract Value on the day that the fee is deducted.

    If you elect the Guaranteed Minimum Accumulation Benefit, you will be unable to elect the Guaranteed Minimum Income Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM INCOME BENEFIT RIDER FEE

    If the Guaranteed Minimum Income Benefit rider is part of your contract, we will deduct a fee. The fee for this rider is equal to 0.60% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on the contract anniversary, the entire fee will be deducted. If this rider terminates on any other day, a pro rated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount and GIA, if available, bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount and GIA. For New York contracts, no fee will be deducted from the GIA. We will waive the rider fee if the Contract Value on any contract anniversary is greater than twice the guaranteed annuitization value. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The maximum fee percentage is 1.000% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the fee is deducted. The fee percentage is locked in at the time you elect this benefit. Currently the fee percentage for this rider is equal to 0.600% multiplied by the greater of the guaranteed annuitization value or the Contract Value on the date the rider fee is deducted.

    If you elect the Guaranteed Minimum Income Benefit, you will be unable to elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT FEE

    If the Guaranteed Minimum Withdrawal Benefit rider is part of your contract, we will deduct a fee. The fee is deducted on each contract anniversary that this rider is in effect. If this rider terminates on a contract anniversary for any reason other than death or commencement of annuity payments, the entire fee will be deducted. If this rider terminates on any other day, for any reason other than death or commencement of annuity payments, a prorated portion of the fee will be deducted. The rider fee will be deducted from the total Contract Value with each subaccount bearing a pro rata share of such fee based on the proportionate Contract Value of each subaccount. We will waive the fee if the benefit terminates due to death or commencement of annuity payments. Should any of the investment options become depleted, we will proportionally increase the deduction from the remaining investment options unless we agree otherwise.


    The fee percentage will vary depending on when you elect GMWB and which option of GMWB you elect. The fee is equal to a stated percentage multiplied by the greater of the Benefit Base and Contract Value on the date that the fee is deducted. The current fee percentages are listed below:

-------------------------------------------------------------------------------
                         GMWB - EFFECTIVE MAY 1, 2007
-------------------------------------------------------------------------------
         SINGLE LIFE OPTION                    SPOUSAL LIFE OPTION
-------------------------------------------------------------------------------
               0.75%                                  0.95%
-------------------------------------------------------------------------------

    We may increase the rider fee percentage, but it will not exceed the maximum rider fee percentage of 1.50%.

    If you elect the Guaranteed Minimum Withdrawal Benefit, you will be unable to elect either the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Income Benefit.

MORTALITY AND EXPENSE RISK FEE

    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The maximum charge, which is the charge currently in effect, under each death benefit option is equal to the following percentages on an annual basis:


-------------------------------------------------------------------------------
            DEATH BENEFIT                          DEATH BENEFIT
          OPTION 1 - RETURN                      OPTION 2 - ANNUAL
             OF PREMIUM                               STEP-UP
-------------------------------------------------------------------------------
                1.075%                                 1.225%
-------------------------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

SURRENDER CHARGES

    A surrender charge may apply to withdrawals or a full surrender of the contract prior to the Maturity Date or after the Maturity Date under Variable Annuity Payment Options K or L. The amount of a surrender charge depends on the period of time your premium payments are held under the contract. The surrender charge is designed to recover the expense of distributing contracts that are terminated before distribution expenses have been recouped from revenue generated by these contracts. They are contingent charges because they are paid only if you surrender your contract within the surrender period. The surrender charge schedule is shown in the chart below. Surrender charges are waived on the free withdrawal amount and death benefits. Surrender charges will also be waived when you begin taking annuity payments, provided your contract has been in effect for one year. No surrender charge will be taken after the annuity period has begun except with respect to unscheduled withdrawals under Annuity Payment Options K or

L. For more information, see "Annuity Payment Options." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.


    The surrender charge is deducted from amounts withdrawn in excess of the free withdrawal amount available at the time of the withdrawal up to the total of all premium payments paid less any prior withdrawals for which a surrender charge was paid. The free withdrawal amount is equal to 10% of the contract value. In the first contract year, you may withdraw up to 10% of the contract value at the time of the first withdrawal without surrender charges. In subsequent years, the free withdrawal amount is 10% of the contract value as of the end of the previous contract year. Any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

    The surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, are as follows:

------------------------------------------------------------------------------
Percent                    7%    6%     5%    4%     3%    2%     1%     0%
------------------------------------------------------------------------------
Complete Premium Payment   0      1     2      3     4      5     6      7+
Years
------------------------------------------------------------------------------

    Surrender charges imposed in connection with partial withdrawals will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

    Amounts deducted to pay the surrender charges on partial withdrawals are subject to a surrender charge. A surrender charge will be deducted from the affected subaccounts and GIA on a pro rata basis. If you request a net withdrawal of a specified amount, we will deduct the surrender charges from the remaining Contract Value. This will result in an additional surrender charge when a net withdrawal is requested. If you request a gross withdrawal of a specified amount, we will deduct the surrender charges from the amount requested. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

TAX
    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix B."

    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of a fund. No federal income taxes are applicable under present law and we are not presently making any such deduction.

TRANSFER CHARGE
    Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs.


REDUCED FEES, CREDITS AND EXCESS INTEREST FOR
ELIGIBLE GROUPS
    We may reduce or eliminate the mortality and expense risk fee or the contingent deferred sales charge or the contingent deferred sales charge period, or credit excess interest when sales or exchanges of the contracts are made to certain eligible groups of individuals that result in savings of sales or administrative expenses, lower taxes, or lower risks to us. We will consider the following characteristics:


(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being a contract holder under a co-insurance or other financial arrangement; an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge credit of additional amounts or bonus Guaranteed Interest Rates will not unfairly discriminate against any person. We will make any reduction or credit according to our rules in effect at the time the contract was issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors to the funds are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS
    An Accumulation Unit is used to calculate the value of a contract. Each subaccount has a corresponding Accumulation Unit Value. The number of Accumulation Units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

PURCHASE OF CONTRACTS
    Generally, we require minimum initial premium payments of:

[diamond] Nonqualified plans--$5,000

          o We require minimum subsequent premium payments of $100.


[diamond] Bank draft program--$50
          o You may authorize your bank to draw $50 or more from your personal checking account monthly to purchase units in any available subaccount or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial premium payment is $50. Each subsequent premium payment under a contract must be at least $50.

[diamond] Qualified plans--$2,000
          o We require minimum subsequent premium payments of $100.

    The initial payment is due and payable before the contract becomes effective.

    The minimum age of the proposed owner to purchase a Contract is the age of majority in the state where the Contract is being purchased, or a guardian must act on your behalf. Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. Total premium payments in excess of $1,000,000 cannot be made without our permission. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.

    Your initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by our Annuity Operations Division, your payment will be applied within two days of the completion of the application. If our Annuity Operations Division does not accept the application within five business days or if an order form is not completed within five business days of receipt by our Annuity Operations Division, then your payment will be immediately returned. You may request us to hold your premium payment after the five day period while the application is completed and within two days after completion we will apply your premium payment. Please note that prior to the completion of your application or order form, we will hold the premium in a suspense account, which is a noninterest bearing account. Additional payments allocated to the GIA are deposited on the date of receipt of payment at our Annuity Operations Division. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such Units next determined after the receipt of the payment at our Annuity Operations Division.

    Your ability to elect one of the Optional Benefits may be restricted by certain minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen. For more information on specific Optional Benefit requirements, see "Optional Benefits."


    Premium payments received under the contract will be allocated in any combination to any subaccount, GIA, or program described in this prospectus in the proportion you elect or as otherwise changed by you from time to time. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    For certain eligible groups, we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:


(1) the make-up and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.

    Payments to the GIA are subject to the Maximum GIA Percentage. If you elect the Guaranteed Minimum Accumulation Benefit or the Guaranteed Minimum Withdrawal Benefit, you may not allocate premiums or transfer values to the GIA.

ADDITIONAL PROGRAMS
    You may elect any of the additional programs described below at no charge. If you purchase a contract with GMAB or GMWB, you must also elect an asset allocation or strategic program on the Contract Date. Otherwise you may elect any of the programs at any time. We may discontinue, modify or amend these programs as well as offer new programs in the future.

ASSET ALLOCATION AND STRATEGIC PROGRAMS
    Asset allocation and strategic programs (referred to as "programs" throughout this section) are intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. The programs reflect the philosophy that diversification among asset classes may help reduce volatility and boost returns over the long term. An asset class is a category of investments that have similar characteristics, such as stocks, or bonds. Within asset classes there are often further divisions. For example, there may be divisions according to the size of the issuer (large cap, mid cap, small cap) or type of issuer (government, corporate, municipal).

    We currently offer the following programs: Franklin Templeton Founding Investment Strategy, Phoenix-Ibbotson Strategic Asset Allocation, and Phoenix-S&P Dynamic Asset Allocation Series* which are described below. For ease of reference, throughout this section of the prospectus, we refer to these asset allocation and strategic programs, simply as "programs", and we refer to the asset allocation options available within the programs, as "options." There is presently no additional charge for participating in these programs and options. We may, on a prospective basis, charge fees for individual programs and may vary fees among the available programs.

    You may participate in only one program at a time. Subject to regulatory requirements and approvals, in the future we may modify or eliminate any existing program or option, or may offer other asset allocation services which, at our discretion, may be available to current and/or prospective contract owners. For the most current information on any program or option, please contact your registered representative.

* "S&P," "S&P 500," "SPDR," "Standard & Poor's" and "Standard & Poor's Depositary Receipts" are registered trademarks of The McGraw-Hill Companies, Inc.

SELECTING A PROGRAM AND OPTION
    If you purchase a contract without GMAB or GMWB, participation in a program is not required. If you are interested in adding a program, consult with your registered representative to discuss your choices. For certain programs, a questionnaire may be used to help you and your registered representative assess your financial needs, investment time horizon, and risk tolerance. You should periodically review these factors to determine if you need to change programs or options. You may at any time switch your current program or option, as well as to any modified or new programs or options the Company may make available. You may cancel your participation in a program at any time, and later re-enroll in a program, after first consulting with your registered representative and then contacting our Main Administrative Office. If a program is eliminated, you will receive notice and you may choose, in consultation with your registered representative, among the other programs available at that time.

PROGRAM REQUIRED FOR GMAB AND GMWB
    If you purchase a contract with GMAB or GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. When you participate in a program 100% of your premium payments and Contract Value will be allocated to the subaccounts in accordance with your selected program and option within that program.

    You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs or options. You may switch your current program or option to another as well as to any modified or new programs or options the Company may make available. Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMAB or GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMAB or GMWB if it already terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMAB or GMWB are in effect, you will receive notice of such elimination, and you must choose, in consultation with your registered representative, among the other programs and options available at that time. Otherwise, GMAB or GMWB will terminate without value.

    The following programs are currently available:

[diamond] FRANKLIN TEMPLETON FOUNDING INVESTMENT STRATEGY

          Through the Franklin Templeton Founding Investment Strategy, premium payments and contract value are allocated to the three subaccounts as listed below. On a monthly basis, we will rebalance the contract value allocated to the three subaccounts back to the original allocation percentages in each subaccount.

    o  Franklin Income Securities Fund - 34%
    o  Mutual Shares Securities Fund - 33%
    o  Templeton Growth Securities Fund - 33%

[diamond] PHOENIX-IBBOTSON STRATEGIC ASSET ALLOCATION
          PHL Variable and Ibbotson Associates have developed five asset allocation options, each comprised of selected combinations of subaccounts. The options approved for use are:

    o  Conservative Portfolio
    o  Moderately Conservative Portfolio
    o  Moderate Portfolio
    o  Moderately Aggressive Portfolio
    o  Aggressive Portfolio


    On a periodic basis (typically annually), Ibbotson evaluates the options and updates them to respond to market conditions and to ensure style consistency. If you select one of the Phoenix-Ibbotson options, your premium payments (contract value for in force policies), however, will not be allocated in accordance with the updated options unless you specifically request we do so. You should consult with your registered representative for the most current information on this program and the options within the program.


[diamond] PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES
          The Phoenix-S&P Dynamic Asset Allocation Series are "funds of funds" that invest in other mutual funds based on certain target percentages. The series were designed on established principles of asset allocation and are intended to provide various levels of potential total return at various levels of risk. Asset allocations are updated quarterly, or more often, depending on changes in the economy or markets. Each option is rebalanced regularly to the most recent allocations. The options approved for use are:

    o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate
    o   Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
    o   Phoenix-S&P Dynamic Asset Allocation Series: Growth
    o   Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth

    If you should elect any of the programs listed below, transfers made under these programs will not reduce the 12 transfers per year limit under this contract.

ASSET REBALANCING PROGRAM
    The Asset Rebalancing Program allows you to specify the percentage levels you would like to maintain among the subaccounts. Asset Rebalancing does not permit transfers to or from the GIA. We will automatically rebalance contract values among the subaccounts to maintain your selected allocation percentages. You can choose to have us make these transfers monthly, quarterly, semiannually or annually. You may start or discontinue this program at any time by submitting a written request or calling our Annuity Operations Division.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. The Asset Rebalancing Program is not available while the Dollar Cost Averaging Program is in effect. The Asset Rebalancing Program is not available if you are invested in the Phoenix-S&P Dynamic Asset Allocation Series, or the Franklin Templeton Founding Investment Strategy.

DOLLAR COST AVERAGING PROGRAM
    The Dollar Cost Averaging Program allows you to systematically transfer a set amount to the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.


    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding valuation date.


    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

    For contracts issued on or after March 31, 2003, transfers to the GIA under the Dollar Cost Averaging Program are subject to the Maximum GIA Percentage.

    We may at different times offer additional or multiple Dollar Cost Averaging Programs. We may modify, suspend or terminate the Dollar Cost Averaging Program or offer an Enhanced Dollar Cost Averaging Program. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program will be credited with an interest rate higher than the current GIA interest rate. New premiums allocated to the GIA for transfer out to the subaccounts under an Enhanced Dollar Cost Averaging Program can only be transferred to the subaccounts and will not be subject to the Maximum GIA Percentage.

INTEREST INVESTMENT PROGRAM

    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium payments allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium payments allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next valuation date.


    You must maintain a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program. You may withdraw a specified dollar amount or a specified percentage. The withdrawals are taken from the Contract Value with each subaccount and GIA bearing a pro rata share.

    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable premium tax and surrender charges will be applied.

    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date. There is no charge associated with participation in this program.

OPTIONAL BENEFITS
    For an additional charge, you may elect one of the optional benefits described below. Generally you must elect a benefit on the Contract Date unless otherwise stated. If we allow you to elect a benefit after the Contract Date, the effective date of the benefit will be the next contract anniversary immediately following your election. Some benefit elections are irrevocable; others can be cancelled at any time after the Contract Date.

    Your ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation. More details are included in the form of a rider to your Contract if any of these benefits are chosen.

    If you decide to elect any of the optional benefits you should carefully review their provisions to be sure the benefit is something that you want. You may wish to review these with your registered representative.

GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB")
    The GMAB provides a guaranteed minimum return if funds remain invested according to a designated asset allocation model for a ten year term. This benefit must be elected prior to issue and may be terminated at any time by request.

    A fee for this benefit is deducted on each contract anniversary during the term of the benefit. See "Deductions and Charges."

    The benefit is available if each owner and annuitant are less than 81 years old on the rider date.

    The GMAB is available only if you allocate your premiums to an approved asset allocation or strategic program, and if you remain fully invested through an asset allocation or strategic program for the term of the benefit.

GUARANTEED AMOUNT
    The guaranteed amount is equal to the guaranteed amount base multiplied by Guaranteed Amount Factor 1. The guaranteed amount base is equal to (A) plus (B) minus (C), where:

     A = the contract value on the rider date.

     B = 100% of each subsequent purchase payment paid to the contract during the first year of the 10-year period beginning on the rider date (the "term").

     C = pro rata adjustment for withdrawals from the contract during the term. The adjustment for each withdrawal is calculated by multiplying the guaranteed amount base prior to the withdrawal by the ratio of the amount withdrawn (including any applicable withdrawal fees) to the contract value immediately prior to the withdrawal.

    Currently, Guaranteed Amount Factors 1 and 2 are equal to 1.05.

ADDITIONAL AMOUNT
If on the last day of the term:

o the contract value is less than the guaranteed amount base; we will add an additional amount to the contract value equal to the difference between the contract value and the guaranteed amount.

o the contract value is greater than or equal to the guaranteed amount base; we will add an additional amount to the contract value equal to the guaranteed amount base multiplied by the difference between the Guaranteed Amount Factor 2 and 1.00.

o the contract annuitizes, the death of an owner or annuitant occurs or a full surrender is made; the contract value will reflect any additional amount prior to the payment of any annuity, death or full surrender benefits. Note: no additional amount will be paid if any of the above occurs prior to the end of the term.

    If on any day following the rider date, any portion of the contract value is no longer invested according to an asset allocation or strategic program established and maintained by us for this benefit, the benefit will terminate and no additional amount will be added to the contract value.

BENEFIT TERMINATION
    This benefit will terminate at the end of the term or upon the occurrence of any of the following:

o the date that any portion of the contract value is not invested according to an asset allocation or strategic program established and maintained by us for the benefit;

o   the date that a full surrender is made;

o the date of the first death of an owner unless the surviving spouse elects spousal continuation of the contract and benefit;


o   the date the contract annuitizes; or

o   the date the contract terminates for any reason.


    If the benefit terminates for any of the above reasons prior to the end of the term, an additional amount will not be paid.

GUARANTEED MINIMUM INCOME BENEFIT RIDER ("GMIB")
    This optional rider provides a benefit that guarantees minimum monthly fixed annuity payments. The minimum monthly fixed annuity payment amount is calculated by multiplying the guaranteed annuitization value by the annuity payment option rate for the annuity payment option selected under the rider.

    The benefit provided by this rider will not be available until the later of 7 years after the rider is added to the contract ("rider date") or the contract anniversary following the older Annuitant's 60th birthday. For example, if you were age 40 when you bought the contract with the rider, the earliest you could exercise the benefit under the rider would be when you reached age 60. While the benefit is available, you can only exercise it, upon written notice only, within 30 days following any contract anniversary. This benefit will not be available 30 days after the contract anniversary following the older Annuitant's 90th birthday.


    A fee for this benefit is deducted on each contract anniversary only if the benefit is selected. See "Deductions and Charges" above. Once your benefit is exercised, the fee will no longer be deducted. Currently, we only allow you to elect this rider on the Contract Date, but reserve the option to remove this restriction in the future. Election of this benefit rider is irrevocable. You should consult with a qualified financial advisor before you make your decision.


GUARANTEED ANNUITIZATION VALUE
    On and before the contract anniversary following the older annuitant's 80th birthday, the guaranteed annuitization value shall be equal to the lesser of (i) the sum of (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the contract value on the rider date accumulated at an effective annual rate (as determined below in the provision entitled "Effective Annual Rate") starting on the rider date and ending on the date the guaranteed annuitization value is calculated.

    B = the sum of premium payments made after rider date minus any taxes paid, accumulated at an effective annual rate starting on the date each premium payment is applied to the contract and ending on the date the guaranteed annuitization value is calculated.

    C = the sum of the guaranteed annuitization value reductions, accumulated at an effective annual rate starting on the date each withdrawal occurs and ending on the date the guaranteed annuitization value is calculated.

    D= any tax that may be due.

    After the contract anniversary following the older annuitant's 80th birthday, the guaranteed annuitization value shall equal the lesser of (i) (A plus B) minus (C plus D), or (ii) 200% of all premium payments minus the sum of the guaranteed annuitization value reductions, where:

    A = the guaranteed annuitization value on the contract anniversary following the older annuitant's 80th birthday.

    B = the sum of premium payments made after the contract anniversary following the older annuitant's 80th birthday.

    C = the sum of the guaranteed annuitization value reductions determined for withdrawals occurring after the contract anniversary follows the older annuitant's 80th birthday.

    D = any tax may be due.

GUARANTEED ANNUITIZATION VALUE REDUCTION
    A guaranteed annuitization value reduction is an amount determined for each withdrawal that occurs on or after initial election of the GMIB rider. In summary, if withdrawals in a rider year do not exceed a maximum annual amount, then the guaranteed annuitization value reduction for those withdrawals is equal to the sum of the withdrawals. To the extent that withdrawals in a rider year exceed a maximum annual amount, then the guaranteed annuitization value reduction for those excess withdrawals will reduce the guaranteed annuitization value by the ratio of each withdrawal to the Contract Value prior to the withdrawal. On each rider anniversary, a maximum annual amount is calculated equal to the effective annual rate on the rider anniversary multiplied by the guaranteed annuitization value on the rider anniversary. The maximum annual amount during the first rider year is equal to 5% multiplied by the Contract Value on the rider date. Withdrawals during a rider year will reduce the maximum annual amount by the same amount that your Contract Value is reduced as a result of the withdrawal.

    The guaranteed annuitization value reduction is equal to the sum of A and B where:

    A = the lesser of the remaining maximum annual amount (prior to the withdrawal) and the withdrawal amount; and

    B = (a) multiplied by (b), where:

        (a) = the guaranteed annuitization value immediately prior to the withdrawal less the value determined in "A" above;

        (b) = 1 minus the result of (c) divided by (d), where:

        (c) = the Contract Value after the withdrawal, and

        (d) = the Contract Value before the withdrawal less the value determined in "A" above.

EFFECTIVE ANNUAL RATE
    On the rider date, we will set the effective annual rate of accumulation to 5%. After the first contract year, this rate may be adjusted based on the value of the Guaranteed Interest Account (GIA) in relation to the total contract value as described below:

    After the first contract year, we will reset the effective annual rate to 0% if the value of the GIA is greater than 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.

    Subsequently, we will raise the effective annual rate to 5% if the current effective annual rate is equal to 0% and the value of the GIA is less than or equal to 40% of the total contract value on any of the following dates:

1. each date we process a premium payment.
2. each date we process a transfer.
3. each date we process a withdrawal.
4. each contract anniversary.

RIDER FEE
    There is a fee associated with the GMIB rider. Please see "Guaranteed Minimum Income Benefit Rider Fee" in Section "Deductions and Charges."

TERMINATION OF THIS RIDER
    You may not terminate this rider by request. This rider will terminate on the first of any of the following events to occur:

1. the 30th day after the last contract anniversary that occurs after the older Annuitant's 90th birthday;

2. the termination of the contract to which this rider is attached;

3. the date a death benefit becomes payable under the contract to which this rider is attached;

4. the date annuity payments commence under the contract to which this rider is attached; and

5. the death of the last surviving annuitant or joint annuitant named under this rider.

GMIB ANNUITY PAYMENT OPTIONS
    Under this rider, you may only elect one of the following annuity payment options:

    GMIB OPTION A - LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN: a fixed annuity payable monthly while the annuitant named under this rider is living or, if later, until the end of the specified period certain. The period certain may be specified as 5, 10 or 20 years. The period certain must be specified on the date the benefit is exercised. If the annuitant dies prior to the end of the period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if any annuitant dies after the end of the period certain. This option is not available if the life expectancy of the annuitant is less than the period certain on the date the benefit is exercised.

    GMIB OPTION B - NON-REFUND LIFE ANNUITY: a fixed annuity payable monthly while any annuitant named under this rider is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

    GMIB OPTION D - JOINT AND SURVIVORSHIP LIFE ANNUITY: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. No monthly payment, death benefit or refund is payable after the death of the surviving annuitant.

    GMIB OPTION F - JOINT AND SURVIVORSHIP LIFE ANNUITY WITH 10-YEAR PERIOD
CERTAIN: a fixed annuity payable monthly while either the annuitant or joint annuitant named under this rider is living, or if later, the end of 10 years. This option is only available if the annuitant and joint annuitant named under this rider are both alive on the date the benefit is exercised. If the surviving annuitant dies prior to the end of the 10-year period certain, the remaining period certain annuity payments will continue. No monthly payment, death benefit or refund is payable if the surviving annuitant dies after the end of the 10-year period certain. This option is not available if the life expectancy of the older annuitant is less than 10 years on the date the benefit is exercised.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.

--------------------------------------------------------------------------------
                    IMPORTANT INFORMATION REGARDING THE GMIB

    While the GMIB does provide guaranteed minimum fixed annuity payments, it may not be appropriate for all investors and should be understood completely before you elect it.

[diamond] The GMIB does not provide contract value or in any way guarantee the investment performance of any investment option available under the contract.

[diamond] The GMIB is irrevocable once elected.

[diamond] You may not change any annuitant or joint annuitant while the GMIB is in effect.

[diamond] The GMIB does not restrict or limit your right to annuitize at other times permitted under the contract, but doing so will terminate the GMIB.

[diamond] You should consult with a qualified financial advisor if you are considering the GMIB.

[diamond] The GMIB is only available if approved in your state and if we offer it for use with the contract.
--------------------------------------------------------------------------------

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

    This optional rider provides a Guaranteed Minimum Withdrawal Benefit that guarantees a minimum amount that you will be able to withdraw from your contract, regardless of investment performance. GMWB is intended to help protect you against poor market performance if you make withdrawals within the limits described below. GMWB does not establish or guarantee a Contract Value or in any way guarantee the investment performance of any investment option available under the contract. You may begin taking withdrawals immediately or at a later time. While the contract is in effect, you will maintain the guarantee if you don't make withdrawals or if you withdraw less than the limit allowed as specified below. If you do make withdrawals while the contract is in effect, income taxes, tax penalties and surrender charges may apply. A fee for this benefit is deducted on each contract anniversary. See the "Optional Benefit Fees" chart and refer to "Deductions and Charges" above.


    Currently we allow you to elect GMWB only on the Contract Date. We may remove this restriction in the future.

ASSET ALLOCATION OR STRATEGIC PROGRAM REQUIREMENT
    If you purchase GMWB, you must select one of the approved programs through which to allocate your premium payments and Contract Values. You should consult with your registered representative when you initially select a program and periodically review your program with your registered representative to determine if you need to change programs. You may switch your current program or option to another, as well as to any modified or new programs or options the Company may make available. We reserve the right to restrict availability of investment options.

    Although you may cancel your participation in a program, you should consult your registered representative before doing so, as canceling the program will cause GMWB to terminate without value. You may later re-enroll in a program but re-enrollment will not reinstate GMWB if it has terminated. You may only make the above referenced changes annually within a 30-day period surrounding your contract anniversary (15 days prior and 15 days following). If a program is eliminated while GMWB is in effect, you will receive notice and you must choose, in consultation with your registered representative, among the other programs and options available.

    Descriptions of the programs are found in "Asset Allocation and Strategic Programs" above.

GMWB (EFFECTIVE MAY 1,  2007)
     GMWB guarantees that each contract year after the Benefit Eligibility Date, you may take withdrawals up to the Annual Benefit Amount, until the first death of any Covered Person if the Single Life Option is in effect, or until the last death of any Covered Person if the Spousal Life Option is in effect even if your Contract Value reduces to zero.

BENEFIT ELIGIBILITY DATE
    The Benefit Eligibility Date represents the date when your lifetime Annual Benefit Amount is available to you.

    The Benefit Eligibility Date when the Single Life Option is in effect is the later of the date that this rider is added to the contract (the "rider date") and the contract anniversary on or following the date the youngest Covered Person attains age 60.

     The Benefit Eligibility Date when the Spousal Life Option is in effect is the later of the rider date or the contract anniversary on or following the date the youngest Covered Person attains age 65. If either spouse dies prior to the Benefit Eligibility Date, the Benefit Eligibility Date will be reset to the later of (a) the contract anniversary following the spouse's date of death, and
(b) the contract anniversary on or following the surviving spouse attaining age 65.

COVERED PERSON
     The Covered Person is the person whose life is used to determine the duration of lifetime Annual Benefit Amount payments. The Covered Person must be a natural person; the owner, however, can be a non-natural person, e.g., a trust or corporation can be designated.

Single Life Option
     Covered Person(s) can be one or more lives. If there is only one designated owner, that owner is the Covered Person. If there are multiple owners, all owners are Covered Persons. If none of the owners are a natural person, all Annuitants become the Covered Persons. The rider terminates upon the first death of the Covered Person(s).

Spousal Life Option
    Covered Persons must be two legal spouses under Federal law. If there is only one designated owner, the Covered Persons must be the owner and the owner's spouse, and the spouse must be the sole beneficiary. If there are spousal owners, the Covered Persons must be the spousal owners, and they must both be the beneficiaries. You cannot elect the Spousal Life Option if you wish to designate multiple non-spousal owners, or ownership by a non-natural person. The rider terminates upon the last death of the Covered Persons.

ANNUAL BENEFIT AMOUNT
    If your Contract Value is greater than zero, the Annual Benefit Amount represents the maximum amount you can withdraw each Contract Year after the Benefit Eligibility Date without reducing the Benefit Base. If your Contract Value reduces to zero, the Annual Benefit Amount represents the annual lifetime amount we will pay.

    Prior to the Benefit Eligibility Date, the Annual Benefit Amount is equal to zero. On and after the Benefit Eligibility Date, the Annual Benefit Amount equals 5% of the Benefit Base. The Annual Benefit Amount is recalculated whenever the Benefit Base is recalculated, as specified below. The Annual Benefit Amount may never be less than zero.

BENEFIT BASE
    The Benefit Base is the amount established for the sole purpose of determining the Annual Benefit Amount. On the rider date, the Benefit Base is equal to the Contract Value. Thereafter, the Benefit Base may be increased by an applicable Roll-Up, or Automatic Step-Up, or subsequent premium payments. The Benefit Base may be reduced by withdrawals. The Benefit Base may never exceed $5,000,000.

Subsequent Premium Payments
    When a subsequent premium is received, the Benefit Base equals the current Benefit Base plus the premium payment amount.

Withdrawals Prior to Benefit Eligibility Date
    Prior to the Benefit Eligibility Date, withdrawals, including withdrawals taken to meet Required Minimum Distribution requirements (as defined by the Internal Revenue Code), will reduce the Benefit Base in the same proportion as the Contract Value is reduced. Surrender charges may also be assessed if the withdrawal is made within the surrender charge period.

Withdrawals On or After Benefit Eligibility Date
     On or after the Benefit Eligibility Date, withdrawals may cause the Benefit Base to be reduced, depending on the amount of the withdrawal.

     o If cumulative withdrawals in any Contract Year are less than or equal to the Annual Benefit Amount then in effect, the Benefit Base will not be reduced.

     o If a withdrawal causes the cumulative withdrawals during a Contract Year to exceed the Annual Benefit Amount, the amount withdrawn in excess of the Annual Benefit Amount and any subsequent withdrawals are all considered excess withdrawals. Each excess withdrawal will reduce the Benefit Base in the same proportion as the Contract Value is reduced by the excess withdrawal.

     o Withdrawals taken to meet the Required Minimum Distribution requirement will be deemed to be within the Annual Benefit Amount and will not cause the Benefit Base to be reduced.

Roll-Up
     On each contract anniversary during the first 10 Contract Years following the rider date, if no withdrawals have been taken since the rider date, the Benefit Base will be increased by 5.0% of the Benefit Base on the prior contract anniversary. Any Roll-Up occurs prior to any applicable Automatic Step-Up, as described below.

Automatic Step-Up
     On each contract anniversary after the rider date, the Contract Value and Benefit Base are compared. If the Contract Value is greater than the current Benefit Base, we will automatically step-up the Benefit Base to equal the Contract Value. If, however, the Automatic Step-Up has been suspended, as described below, no Automatic Step-Up will occur.

    We may prospectively increase the fee percentage on the effective date of any Automatic Step-Up, subject to the maximum fee percentage of 1.50%. If there is an increase in the fee percentage, we will notify you at least 30 days prior to the contract anniversary. You can decline the increase by contacting us no later than seven days prior to the contract anniversary. If you decline the fee increase, the Automatic Step-up feature will be suspended immediately and your fee percentage will remain unchanged. Once your Automatic Step-up is suspended, you will no longer be eligible for any future Automatic Step-up unless you later request in writing to reactivate it. After we receive your request for reactivation, the Automatic Step-up will resume on the following contract anniversary and the fee percentage effective at that time will apply.

CONTRACT VALUE REDUCED TO ZERO

    When the Contract Value is reduced to zero, the contract terminates. In addition, all rights under the contract and the rider terminate other than as described below.


    We will pay you an amount per year equal to the Annual Benefit Amount, until the first death of the Covered Person(s) for the Single Life Option, or until the last death of the Covered Persons for the Spousal Life Option. We will automatically make monthly payments equal to one-twelfth of the Annual Benefit Amount. We may change the payment frequency to annual if a monthly payment would be otherwise less than any minimum payment requirement.

    If the Contract Value is reduced to zero before the Benefit Eligibility Date, we will calculate the Annual Benefit Amount. The new Annual Benefit Amount is equal to 5% of the Benefit Base at the time the Contract Value reduces to zero. Monthly Payments, however, will not commence until one month after the Benefit Eligibility Date.

    If the Contract Value is reduced to zero on or after the Benefit Eligibility Date, monthly payments will commence one month after the Contract Value reduces to zero.

     Payments under the Single Life Option cover only one life, and will continue until the first death of the Covered Person(s). All Covered Persons must be living on the date we make the first payment.

     Payments under the Spousal Life Option cover two spousal lives, and will continue until the last death of the Covered Persons. Under the Spousal Life Option at least one of the Covered Persons must be living on the date we make the first payment.

CANCELLATION
    You may cancel this rider at anytime in writing in a form acceptable to us. Once cancelled, all rights and benefits under the rider terminate. We will assess the current year rider fee at time of cancellation prorated by the time elapsed for the contract year. Past rider fees will not be refunded.

TERMINATION OF BENEFIT
    This benefit will terminate without value on the occurrence of any of the following dates:

[diamond] the date of first death of the Covered Person(s) for the Single Life
          Option, or the date of last death of the Covered Persons for the Spousal Life Option;

[diamond] the date there is a change of contract Owner(s) (or Covered Person if the contract Owner is a non-natural person);

[diamond] the date annuity payments commence under an Annuity Payment Option as described in the contract;

[diamond] the date the contract to which this benefit is attached terminates;

[diamond] the date any investment restriction is violated;

[diamond] the date both the Contract Value and Benefit Base have been reduced to zero; or

[diamond] the date the contract Owners elect in writing to terminate the benefit.


SURRENDER OF CONTRACT AND WITHDRAWALS
    If the owner is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Variable Annuity Payment Options K or L.

    Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge imposed is deducted from amounts withdrawn. The surrender charge is calculated on a first-in, first-out basis. In other words, we calculate your surrender charge by assuming your withdrawal is applied to premium payments in the order your premium payments were received.

    Requests for partial withdrawals or full surrenders should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION

    The contract will terminate, if on any valuation date the contract value is zero. Phoenix will notify you in writing that the contract has terminated.


PAYMENT UPON DEATH BEFORE MATURITY DATE

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

[diamond] DEATH OF AN OWNER
          If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond] DEATH OF AN OWNER - MULTIPLE OWNERS
          If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, the owner may appoint a new joint annuitant. The death of an annuitant or joint annuitant will not cause the death benefit to be paid.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

[diamond] DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
          Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:
          a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
          b) the contract value on the claim date.

[diamond] DEATH BENEFIT OPTION 2--ANNUAL STEP-UP
          This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.

          Upon the death of the owner who has not attained age 80, the death benefit is the greatest of:
          a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
          b) the contract value on the claim date; or
          c) the annual step-up amount (as defined below).

          Upon the death of the owner who has attained age 80, the death benefit is the greater of:
          a) the death benefit amount in effect at the end of the contract year prior to the owner attaining age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner attaining age 80; or
          b)  the contract value on the claim date.

          If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age.

          Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

          Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.

    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity payment option. Any such annuity payment option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax adviser before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


INTERNET, INTERACTIVE VOICE RESPONSE AND TELEPHONE TRANSFERS
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    You may transfer your contract value among the available investment options and make changes to your premium payment allocations by Internet, Interactive Voice Response ("IVR") or telephone.

    The company and Phoenix Equity Planning Corporation ("PEPCO"), our national distributor, will use reasonable procedures to confirm that transfer instructions are genuine. We require verification of account information and will record telephone instructions on tape. You will receive written confirmation of all transfers. PHL Variable and PEPCO may be liable for following unauthorized instructions if we fail to follow our established security procedures. However, you will bear the risk of a loss resulting from instructions entered by an unauthorized third party that PHL Variable and PEPCO reasonably believe to be genuine.


    We may modify or terminate your transfer and allocation privileges at any time. You may find it difficult to exercise these privileges during times of extreme market volatility. In such a case, you should submit your request in writing.

    We will not accept batches of transfer instructions from registered representatives acting under powers of attorney for multiple policy owners, unless the registered representative's broker-dealer firm and PHL Variable have entered into a third-party transfer service agreement. If we reject a transfer request for any of these reasons, we will notify you of our decision in writing.

    Prior to the Maturity Date of your contract, you may elect to transfer all or any part of the contract value among one or more subaccounts or the GIA subject to the limitations established for the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units.

The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the premium payment allocation schedule of your contract.

    You may also request transfers and changes in premium payment allocations among available subaccounts or the GIA by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that transfer instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All transfer and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following transfer instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These transfer exchange and allocation change privileges may be modified or terminated at any time on a case by case basis. In particular, during times of extreme market volatility, transfer privileges may be difficult to exercise. In such cases you should submit written instructions.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of up to $20 per transfer after the first 12 transfers in each contract year to defray administrative costs. Currently, 12 transfers are permitted from the subaccounts and one transfer from the GIA; however, we reserve the right to change our policy to limit the number of transfers made during each contract year if we determine in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other contract owners. For more information, see "Disruptive Trading and Market Timing". There are additional restrictions on transfers from the GIA as described above and in the section titled, "GIA."

    For contracts issued on or after March 31, 2003, transfers to the GIA are not permitted during the first contract year. After the first contract year, a transfer into the GIA will not be permitted if such transfer would cause the percentage of the contract value in the GIA to exceed the Maximum GIA Percentage shown on the schedule page.



MARKET TIMING AND OTHER DISRUPTIVE TRADING
--------------------------------------------------------------------------------

    We discourage market timing activity, frequent transfers of contract value among subaccounts and other activity determined to be "Disruptive Trading", as described below. Your ability to make transfers among subaccounts under the contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege constitutes "Disruptive Trading" that may disadvantage or potentially harm the rights or interests of other contract owners.

    "Disruptive Trading" includes, but is not limited to: frequent purchases, redemptions and transfers; transfers into and then out of a subaccount in a short period of time; and transfers of large amounts at one time. The risks and harmful effects of Disruptive Trading include:

[diamond] dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into or out of the subaccount rapidly in order to take advantage of market price fluctuations;

[diamond] an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond] increased brokerage and administrative expenses.

          To protect our contract owners and the underlying funds from Disruptive Trading, we have adopted certain policies and procedures.

          Under our Disruptive Trading policy, we can modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to, not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of your contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and/or rescind telephone, internet, IVR or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other policies owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a regular basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Because we reserve discretion in applying these policies, they may not be applied uniformly. However, we will to the best of our ability apply these policies uniformly. Consequently, there is a risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

    Currently we attempt to detect Disruptive Trading by monitoring activity for all policies. Possible Disruptive Trading activity may result in our sending a warning letter advising the owner of our concern. Regardless of whether a warning letter is sent, once we determine that Disruptive Trading activity has occurred, we may revoke the owner's right to make Internet and IVR transfers. We will notify contract owners in writing (by mail to their address of record on file with us) if we limit their trading.

    We have adopted these policies and procedures as a preventative measure to protect all contract owners from the potential affects of Disruptive Trading, while recognizing the need for contract holders to have available reasonable and convenient methods of making transfers that do not have the potential to harm other contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, IVR, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting and restricting all transfer activity that constitutes Disruptive Trading. Moreover, we cannot guarantee that revoking or limiting a contract owner's Internet, IVR, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be. Because we may not be able to detect or deter all Disruptive Trading and because some of these funds are available through other insurance companies, some contract owners may be treated differently than others, resulting in the risk that some contract owners could engage in Disruptive Trading while others will bear the effects of their activity.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our Disruptive Trading policy.

THE ANNUITY PERIOD
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    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.

ANNUITY PAYMENTS
    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a fixed payment annuity is selected. No surrender charge is taken. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").

    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to AOD on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option. No surrender charge will be assessed under any annuity payment option, unless unscheduled withdrawals are made under Variable Annuity Payment Options K or L.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited.

    The initial annuity payment will be calculated based on an assumed investment return of 4.5% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return is set at the time of your first annuity payment. If investment performance is higher than the assumed investment return, your subsequent annuity payments will be larger than your first annuity payment. However, if investment performance is lower than the assumed investment rate, your subsequent annuity payments will be less than the first annuity payment. If the assumed and actual investment performances are the same, your annuity payments will be level. The assumed investment return and the calculation of variable annuity payments for a 10-year period certain variable payment life annuity and for Annuity Payment Options J and K described below are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following annuity payment options is based upon the annuity payment option selected, and such factors as the age of the annuitant, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will affect the level of annuity payments. The longer the duration, and more frequent the payments, the lower the annuity payment amount. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. For more information, see "Deductions and Charges." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    A variable payout annuity payable monthly while the Annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of 10 years or the life expectancy of such beneficiary.

OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
   A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary. For details, see "Variable Annuity Payments" and "Calculation of Annuity Payments" in the SAI.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY
    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units. This value is equal to the sum of the number of remaining annuity units for each subaccount multiplied by the current annuity unit value for that subaccount. The number of remaining annuity units for each subaccount will be calculated as follows:

1) the net amount in the subaccount applied under this option on the first payment calculation date divided by the corresponding annuity unit value on that date, minus
2) the sum of the annuity units released from the subaccount to make the payments under this option.

    You may not transfer any assets under Annuity Payment Option M, unless we agree otherwise.

OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are available for amounts allocated to any of the variable annuity payment options except Annuity Payment Option M.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining period certain annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining period certain annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
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VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.  the NYSE is closed or may have closed early;

2.  the SEC has determined that a state of emergency exists; or

3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).


    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time).




VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
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ASSIGNMENT

    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. This assignment may result in taxable income to the contract owner. We will not be on notice of such an assignment unless we receive written notice of such assignment filed with our Annuity Operations Division.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Option 1.

DEATH BENEFIT
    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

PAYMENT DEFERRAL
    Payment of the contract value attributable to the Separate Account in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within 7 days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the series is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

    Payment of the Contract Value attributable to the GIA may be deferred for 6 months from the date of receipt of a withdrawal or surrender request at our Annuity Operations Division. If payment is delayed for more than 10 days, we will credit additional interest at a rate equal to that paid under Annuity Options G and H.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any premium payments we received.


    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. We will generally allocate the premium payment, less applicable charges, according to your instructions when we receive your completed application. We may issue some contracts with a Temporary Money Market Allocation Amendment. Under this amendment we allocate the net premium payment and the net of other premium payments paid during your Free Look Period to the Phoenix Money Market subaccount. When your Free Look Period expires we allocate the contract value among the subaccounts and/or the GIA according to your instructions. We may use the Temporary Money Market Allocation Amendment depending on the state of issue and under certain other circumstances.


AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required and, where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
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INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.


    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS

    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. See "Distribution-at-Death Rules," "Contracts Owned by Non-Natural Persons," "Owner Control" and "Diversification Standards" below.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election. Certain contract owners cannot make this election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.




    Separate tax withdrawal penalties apply to qualified plans. See "Taxation of Annuities in General--Qualified Plans--Penalty Tax on Certain Surrenders and Withdrawals from Qualified Plans."


ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.


    Any death benefits paid under the contract are taxable to the beneficiary at ordinary rates to the extent amounts exceed investment in the contract. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger taxable income on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS
    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. Special rules and procedures apply to Code
Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(12)(A)(ii) provides that for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one annuity contract in the same year.


OWNER CONTROL
    For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the IRS in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS


DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' total assets be invested in no more than:


o   55% in any 1 investment
o   70% in any 2 investments
o   80% in any 3 investments
o   90% in any 4 investments


    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. Each government agency or instrumentality is treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide exclusive guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract.


    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS

    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option that does not follow the REA may not be enforceable.


    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.


    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The Code imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the Code provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.


    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.


    Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    Code Section 403(b)(11) applies only with respect to distributions from Code
Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.


    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.


    Loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. If we are directed by the participant, the loan may be taken from specific subaccounts. Otherwise, the loan is taken proportionately from all subaccounts. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred sales charge; and (b) 50% of the contract value minus any contingent deferred sales charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.


    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs. Participant loans are not allowed under IRA contracts.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees.


    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.


DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS

    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks. This exception will no longer apply after the contract owner has been reemployed for 60 days; (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner; and
(i) distributions from retirement plans to individuals called to active military. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.


    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------

    Phoenix has designated Phoenix Equity Planning Corporation ("PEPCO") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a distribution agreement]. PEPCO, which is an affiliate of Phoenix, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Phoenix and its affiliated companies. Phoenix reimburses PEPCO for expenses PEPCO incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). PEPCO does not retain any fees under the Contracts; however, PEPCO, may receive 12b-1 fees from the underlying funds.

    PEPCO's principal executive offices are located at 56 Prospect Street, Hartford, Connecticut 06103. PEPCO is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

    PEPCO and Phoenix enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of Phoenix under applicable state insurance law and must be licensed to sell variable insurance products. Phoenix intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION.
    Broker-dealers who have selling agreements with PEPCO and Phoenix are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.


    We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation in all or some years based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement and the payment option selected by the broker-dealer and/or the registered representative but is not expected to exceed 8.0% of purchase payments (if up-front compensation is paid to registered representatives). Broker-dealer firms may receive up to 8% of purchase payments (if up-front compensation is elected) and up to 2.5% annually of Contract Value (if asset based compensation is paid). In addition, Equity Services Incorporated, an affiliate of National Life of Vermont, is paid an additional 0.15% on assets on an annual basis in arrears, beginning in 2007.


    To the extent permitted by NASD rules, overrides and promotional incentives or cash and non-cash payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

    This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under the Contract. For example, any profits Phoenix may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses. Phoenix may also pay for sales and distribution expenses out of any payments Phoenix or PEPCO may receive from the underlying funds for providing administrative, marketing and other support and services to the underlying funds. If your Contract assesses a contingent deferred sales charge, proceeds from this charge may be used to reimburse Phoenix for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.


    We have unique arrangements for compensation with select broker-dealer firms based on the firm's aggregate or anticipated sales of contracts or other factors. We enter into such arrangements at our discretion and we may negotiate customized arrangements with firms based on various criteria. As such, special compensation arrangements are not offered to all broker-dealer firms. Compensation payments made under such arrangements will not result in any additional charge to you.

    Phoenix and PEPCO have also entered into so-called preferred distribution arrangements with certain broker-dealer firms. These arrangements have sometimes been called "shelf space" arrangements. Under these arrangements, Phoenix and PEPCO pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Phoenix's products. These services may include providing Phoenix with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing Phoenix's products.

    Any such compensation payable to a broker-dealer firm will be made by PEPCO or Phoenix out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor Phoenix's products. Phoenix and PEPCO have entered into a preferred distribution arrangement with Sigma Financial Corporation, State Farm VP Management Corporation ("State Farm"), Linsco/Private Ledger Corporation ("LPL"), PFIC Corporation, First Global ("FG Markets, Inc."), IFMG Securities, Inc., Janney Montgomery Scott, LLC, CUSO Financial Services, and Equity Services Incorporated, an affiliate of National Life of Vermont. Also, State Farm distributes Phoenix products as its exclusive unaffiliated variable annuity to its customers.



SERVICING AGENT

--------------------------------------------------------------------------------

    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Annuity Operations Division, PO Box 8027, Boston, MA 02266-8027. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.66% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


-----------------------------------------------------------------------------
         YEAR ENDED DECEMBER 31,                      FEE PAID
-----------------------------------------------------------------------------
                  2004                               $2.2 million
----------------------------------------------------------------------------
                  2005                               $1.9 million
----------------------------------------------------------------------------

                  2006                               $1.5 million

----------------------------------------------------------------------------


STATE REGULATION
--------------------------------------------------------------------------------

    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.

    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.


REPORTS
--------------------------------------------------------------------------------

    Reports showing the contract value will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------

    As stated before, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with proper forms and proxies to enable you to give your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------

    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.



THE PHOENIX COMPANIES, INC. -
LEGAL PROCEEDINGS ABOUT COMPANY SUBSIDIARIES
--------------------------------------------------------------------------------

    We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor, investment advisor, or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

    State regulatory bodies, the Securities and Exchange Commission, or SEC, the National Association of Securities Dealers, Inc., or NASD, and other regulatory bodies regularly make inquiries of us and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws and securities laws. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

    For example, during 2003 and 2004, the SEC conducted examinations of certain variable products and certain affiliated investment advisers and mutual funds. In 2004, the NASD also commenced examinations of two affiliated broker-dealers; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified PNX that it was asserting violations of trade reporting rules by a subsidiary. PNX responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified PNX that the matter is being referred for potential violations and possible action.

    In addition, federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by the company and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

    In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of PNX's affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested PNX to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether PNX believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist PNX in preparing the analysis.

Based on this analysis, PNX advised the SEC that it does not believe that reimbursement is appropriate.

    Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

    Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, PNX received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. PNX cooperated fully and has had no further inquiry since filing its response.

    In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

    These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------


    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix Life Insurance Company. The Table of Contents of the SAI is set forth below:


[diamond] Phoenix Life Insurance Company
[diamond] Underwriter
[diamond] Services
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements

    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Capital Appreciation Fund           Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Core Equity Fund (1, 3)             Growth of capital                            AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
AIM V.I. Mid Cap Core Equity Fund (1, 3)     Long-term growth of capital                  AIM Advisors, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Alger American Leveraged AllCap              Long-term capital appreciation               Fred Alger Management, Inc.
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Match the performance of the Standard &
                                             Poor's 500 Composite Stock Price Index
DWS Equity 500 Index VIP                     which emphasizes stocks of large U.S.        Deutsche Asset Management, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Current income by investing primarily in a
Federated Fund for U.S. Government           diversified portfolio or U.S. government     Federated Investment Management Company
Securities II                                securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income by investing primarily
Federated High Income Bond Fund II           in a professionally managed, diversified     Federated Investment Management Company
                                             portfolio of fixed income securities
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Contrafund(R) Portfolio         Long-term capital appreciation               Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Opportunities            Capital growth                               Fidelity Management and Research Company
Portfolio
-------------------------------------------- -------------------------------------------- ------------------------------------------
Fidelity VIP Growth Portfolio                Capital appreciation                         Fidelity Management and Research Company
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Fidelity Management and Research Company
Fidelity VIP Investment Grade Bond           As high a level of current income as is        Subadvisor: Fidelity Investments Money
Portfolio                                    consistent with the preservation of capital    Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Franklin Income Securities Fund              Maximize income while maintaining            Franklin Advisers, Inc.
                                             prospects for capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
Lazard Retirement Small-Cap                  Long-term capital appreciation               Lazard Asset Management LLC
Portfolio (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income and the opportunity
Lord Abbett Bond-Debenture Portfolio         for capital appreciation to produce a high   Lord, Abbett & Co. LLC
                                             total return
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term growth of capital and income
Lord Abbett Growth and Income Portfolio      without excessive fluctuations in market     Lord, Abbett & Co. LLC
                                             value
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation through investments,
                                             primarily in equity securities which are
Lord Abbett Mid-Cap Value Portfolio          believed to be undervalued in the            Lord, Abbett & Co. LLC
                                             marketplace
-------------------------------------------- -------------------------------------------- ------------------------------------------
Mutual Shares Securities Fund                Capital appreciation with income as a        Franklin Mutual Advisers, LLC
                                             secondary goal
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Fasciano Portfolio      Long term capital growth                     Neuberger Berman Management Inc.
                                                                                            Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Neuberger Berman AMT Guardian Portfolio      Long term growth of capital; current         Neuberger Berman Management Inc.
                                             income is a secondary goal                     Subadvisor: Neuberger Berman, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Capital appreciation by investing in
Oppenheimer Capital Appreciation Fund/VA     securities of well-known, established        OppenheimerFunds, Inc.
                                             companies
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing in securities of foreign
Oppenheimer Global Securities Fund/VA        insurers, "growth-type" companies,           OppenheimerFunds, Inc.
                                             cyclical industries and special situations
-------------------------------------------- -------------------------------------------- ------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA    Capital appreciation                         OppenheimerFunds, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Intermediate and long-term growth of
Phoenix Capital Growth Series                capital appreciation with income as a        Phoenix Investment Counsel, Inc.
                                             secondary consideration                        Subadvisor: Harris Investment Management
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Growth and Income Series             Dividend growth, current income and          Phoenix Investment Counsel, Inc.
                                             capital appreciation
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix Mid-Cap Growth Series                Capital appreciation                           Subadvisor: Bennett Lawrence Management
                                                                                                        LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Money Market Series                  As high a level of current income as is      Phoenix Investment Counsel, Inc.
                                             consistent with the preservation of
                                             capital and maintenance of liquidity
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Multi-Sector Fixed Income Series     Long-term total return                       Phoenix Investment Counsel, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             High current income while attempting to
                                             limit changes in the series' net asset
Phoenix Multi-Sector Short Term Bond Series  value per share caused by interest rate      Phoenix Investment Counsel, Inc.
                                             changes
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix Strategic Allocation Series          High total return consistent with prudent    Phoenix Investment Counsel, Inc.
                                             investment risk
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Aberdeen International Series        High total return consistent with            Phoenix Investment Counsel, Inc.
                                             reasonable risk                                Subadvisor: Aberdeen Asset Management
                                                                                            Inc.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                 FUND NAME                              INVESTMENT OBJECTIVE                   INVESTMENT ADVISOR / SUBADVISOR
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Alger Small-Cap Growth Series        Long-term capital growth                     Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Fred Alger Management, Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Duff & Phelps Real Estate            Capital appreciation and income with         Duff & Phelps Investment Management Co.
Securities Series                            approximately equal emphasis
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation                                                        Subadvisor: Standard & Poor's
Series: Aggressive Growth                    Long-term capital growth                       Investment Advisory Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth with current          Subadvisor: Standard & Poor's
Series: Growth                               income as a secondary consideration            Investment Advisory Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Current income with capital growth as a        Subadvisor: Standard & Poor's
Series: Moderate                             secondary consideration                        Investment Advisory Services, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-S&P Dynamic Asset Allocation         Long-term capital growth and current           Subadvisor: Standard & Poor's
Series: Moderate Growth                      income with a greater emphasis on capital      Investment Advisory Services, LLC
                                             growth
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation with
Phoenix-Sanford Bernstein Mid-Cap Value      current income as a secondary investment     Phoenix Variable Advisors, Inc.
Series                                       objective                                      Subadvisor: AllianceBernstein L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Long-term capital appreciation by
                                             investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value    small-capitalization stocks that             Phoenix Variable Advisors, Inc.
Series                                       appear to be undervalued with current          Subadvisor: AllianceBernstein L.P.
                                             income as a secondary investment
                                             objective
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                                                                          Phoenix Variable Advisors, Inc.
Phoenix-Van Kampen Comstock Series           Long-term capital appreciation with            Subadvisor: Morgan Stanley Investment
                                             current income as a secondary consideration    Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series   High total return                            Phoenix Variable Advisors, Inc.
                                                                                            Subadvisor: Morgan Stanley Investment
                                                                                            Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy   Maximum real return consistent with          Pacific Investment Management Company LLC
Portfolio                                    prudent investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum real return, consistent
PIMCO VIT Real Return Portfolio              preservation of real capital and prudent     Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Maximum total return, consistent with
PIMCO VIT Total Return Portfolio             preservation of capital and prudent          Pacific Investment Management Company LLC
                                             investment management
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Inverse Government      correlate to the performance of a specific   Rydex Global Advisors
Long Bond Fund (1, 3)                        benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
                                             Investment results that either match or
Rydex Variable Trust Nova Fund (1, 3)        correlate to the performance of a specific   Rydex Global Advisors
                                             benchmark
-------------------------------------------- -------------------------------------------- ------------------------------------------
Rydex Variable Trust Sector Rotation Fund    Long-term capital appreciation               Rydex Global Advisors
Fund (1, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Developing Markets Securities      Long-term capital appreciation               Templeton Asset Management Ltd.
Fund
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Foreign Securities Fund            Long-term capital growth                     Templeton Investment Counsel, LLC
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Global Asset Allocation            High total return                            Templeton Investment Counsel, LLC
Fund (2, 3)
-------------------------------------------- -------------------------------------------- ------------------------------------------
Templeton Growth Securities Fund             Long-term capital growth                     Templeton Global Advisors Limited
-------------------------------------------- -------------------------------------------- ------------------------------------------
Van Kampen UIF Equity and Income Portfolio   Capital appreciation and current
                                             income                                       Morgan Stanley Investment Management Inc.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Select                  Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger International Small Cap               Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger Select                                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------
Wanger U.S. Smaller Companies                Long-term growth of capital                  Columbia Wanger Asset Management, L.P.
-------------------------------------------- -------------------------------------------- ------------------------------------------

(1) This fund is closed to new investment on May 1, 2006.

(2) This fund is closed to new investment on October 29, 2001.

(3) Contract/policy owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular premium payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing DCA percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

APPENDIX B - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------

                                                               UPON              UPON
STATE                                                     PREMIUM PAYMENT    ANNUITIZATION        NONQUALIFIED       QUALIFIED
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                             X                   2.35%            0.50%


Maine................................................           X                                     2.00(1)


Nevada...............................................                             X                   3.50


South Dakota.........................................           X                                     1.25(2)


West Virginia........................................                             X                   1.00             1.00

Wyoming..............................................                             X                   1.00


Commonwealth of Puerto Rico..........................                             X                   3.00(3)          1.00

NOTE: The above tax deduction rates are as of January 1, 2007. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of taxes, see "Deductions and Charges--Tax."


((1)) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

((2)) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

((3)) The tax rate in Puerto Rico was interpreted by tax authorities to increase from 1% to 3% effective January 1, 2005. The rate increase is scheduled to expire June 30, 2007 so that the rate will return to 1%, effective July 1, 2007.

APPENDIX C - FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    The following tables give the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                       SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                       UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                                        BEGINNING               END                END OF PERIOD
                                              SUBACCOUNT                OF PERIOD            OF PERIOD              (THOUSANDS)
----------------------------------------------------------------- -------------------- -------------------- -----------------------

FRANKLIN INCOME SECURITIES FUND - CLASS 2
================================================================= ==================== ==================== =======================
From 4/28/06* to 12/31/06                                               $1.000               $1.111                    441

MUTUAL SHARES SECURITIES FUND - CLASS 2
================================================================= ==================== ==================== =======================
From 01/01/06* to 12/31/06                                              $1.077               $1.259                    377

PHOENIX MULTI-SECTOR FIXED INCOME SERIES
================================================================= ==================== ==================== =======================
From 01/01/06* to 12/31/06                                              $1.011               $1.067                    35

PHOENIX-ABERDEEN INTERNATIONAL SERIES
================================================================= ==================== ==================== =======================
From 01/01/06* to 12/31/06                                              $1.194               $1.501                     6

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
================================================================= ==================== ==================== =======================
From 01/01/06* to 12/31/06                                              $1.100               $1.489                     2

PHOENIX-S&P DYNAMIC ASSET ALLOCATION SERIES: MODERATE GROWTH
====================================================================================== ==================== =======================
From 2/3/06* to 12/31/06                                                $1.000               $1.076                    463

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
================================================================= ==================== ==================== =======================
From 01/01/06* to 12/31/06                                              $1.065               $1.209                     2

PHOENIX-VAN KAMPEN COMSTOCK SERIES
================================================================= ==================== ==================== =======================
From 01/01/06* to 12/31/06                                              $1.048               $1.251                    11

TEMPLETON GROWTH SECURITIES FUND - CLASS 2
================================================================= ==================== ==================== =======================
From 01/01/06* to 12/31/06                                              $1.085               $1.306                    364

WANGER SELECT
================================================================= ==================== ==================== =======================
From 01/01/06* to 12/31/06                                              $1.131               $1.337                     2


* Date subaccount began operations.

DEATH BENEFIT OPTION 2 CONTRACTS

                                                                        SUBACCOUNT           SUBACCOUNT                 UNITS
                                                                        UNIT VALUE           UNIT VALUE            OUTSTANDING AT
                                                                         BEGINNING              END                 END OF PERIOD
                                              SUBACCOUNT                 OF PERIOD            OF PERIOD              (THOUSANDS)
------------------------------------------------------------------- -------------------- -------------------- ---------------------
AIM V.I. CAPITAL APPRECIATION FUND - CLASS I
=================================================================== ==================== ==================== =====================
From 12/28/05* to 12/31/05                                                $1.110               $1.100                    0.1

From 01/01/06 to 12/31/06                                                 $1.100               $1.152                    38


DWS EQUITY 500 INDEX FUND VIP - CLASS A
=================================================================== ==================== ==================== =====================
From 12/28/05* to 12/31/05                                                $1.051               $1.043                    0.1

From 01/01/06 to 12/31/06                                                 $1.043               $1.186                    64


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================== ==================== ==================== =====================
From 12/28/05* to 12/31/05                                                $0.996               $0.996                    0.4

From 01/01/06 to 12/31/06                                                 $0.996               $1.022                    252


FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO - SERVICE CLASS
=================================================================== ==================== ==================== =====================
From 12/28/05* to 12/31/05                                                $1.094               $1.082                    0.1

From 01/01/06 to 12/31/06                                                 $1.082               $1.123                    43

FRANKLIN INCOME SECURITIES FUND - CLASS 2
=================================================================== ==================== ==================== =====================
From 4/28/06* to 12/31/06                                                 $1.000               $1.109                    98

MUTUAL SHARES SECURITIES FUND - CLASS 2
=================================================================== ==================== ==================== =====================
From 01/01/06* to 12/31/06                                                $1.076               $1.254                    84


PHOENIX GROWTH AND INCOME SERIES
=================================================================== ==================== ==================== =====================
From 12/28/05* to 12/31/05                                                $1.043               $1.035                    0.1

From 01/01/06 to 12/31/06                                                 $1.035               $1.194                    35


PHOENIX MONEY MARKET SERIES
=================================================================== ==================== ==================== =====================
From 12/28/05* to 12/31/05                                                $1.008               $1.008                    0.1

From 01/01/06 to 12/31/06                                                 $1.008               $1.037                    649


PHOENIX MULTI-SECTOR FIXED INCOME SERIES
=================================================================== ==================== ==================== =====================
From 12/28/05* to 12/31/05                                                $1.010               $1.010                    0.1

From 01/01/06 to 12/31/06                                                 $1.010               $1.063                    54

PHOENIX-ABERDEEN INTERNATIONAL SERIES
=================================================================== ==================== ==================== =====================
From 01/01/06* to 12/31/06                                                $1.192               $1.496                    97

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES
=================================================================== ==================== ==================== =====================
From 01/01/06* to 12/31/06                                                $1.098               $1.483                    12

PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE SERIES
=================================================================== ==================== ==================== =====================
From 01/01/06* to 12/31/06                                                $1.064               $1.204                    23

PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE SERIES
=================================================================== ==================== ==================== =====================
From 01/01/06* to 12/31/06                                                $1.073               $1.234                     3

TEMPLETON GROWTH SECURITIES FUND - CLASS 2
=================================================================== ==================== ==================== =====================
From 01/01/06* to 12/31/06                                                $1.084               $1.300                    81

WANGER INTERNATIONAL SMALL CAP
=================================================================== ==================== ==================== =====================
From 01/01/06* to 12/31/06                                                $1.170               $1.580                    10



* Date subaccount began operations.

                                     PART B

                    VERSION B IS NOT AFFECTED BY THIS FILING

                                                                     [VERSION A]
                                    BIG EDGE
                              THE BIG EDGE PLUS(R)
                             GROUP STRATEGIC EDGE(R)
                       THE BIG EDGE CHOICE(R) FOR NEW YORK


                         PHOENIX LIFE INSURANCE COMPANY
         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027


                                   May 1, 2007

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.




                                TABLE OF CONTENTS

                                                                            PAGE

Phoenix Life Insurance Company.............................................    2

Underwriter................................................................    2


Services...................................................................    2


Performance History........................................................    2


Calculation of Yield and Return............................................   23

Calculation of Annuity Payments ...........................................   24

Experts ...................................................................   25


Separate Account Financial Statements...................................... SA-1

Company Financial Statements...............................................  F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated on May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992), converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.



SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
-----------------------------------------------------------------------------
                  2004                               $2.2 Million
-----------------------------------------------------------------------------
                  2005                               $1.9 Million
-----------------------------------------------------------------------------

                  2006                               $1.5 Million
-----------------------------------------------------------------------------

OTHER SERVICE PROVIDERS
    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
-----------------------------------------------------------------------------
                  2004                                 $ 98,275
-----------------------------------------------------------------------------
                  2005                                 $ 86,000
-----------------------------------------------------------------------------
                  2006                                 $101,000
-----------------------------------------------------------------------------



PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market subaccount, as yield of the Phoenix Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.


                                                           BIG EDGE(R)
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE         1 YEAR      5 YEARS      10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  3/30/2001       -0.61%        2.08%                     1.37%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                           4/21/2006                                               2.96%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                        12/1/2004        4.02%                                  6.30%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            6/5/2000       11.53%        3.80%                    -3.82%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                            0/29/2001        8.03%        4.08%                     5.39%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    7/15/1999       -2.63%        2.44%                     4.02%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                 7/15/1999        3.61%        7.43%                     3.54%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                 6/5/2000        4.35%        9.94%                     4.32%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                          6/5/2000       -1.54%        2.65%                    -2.73%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                        6/5/2000       -0.21%       -0.22%                    -5.33%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                        1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                     4/28/2006                                               5.27%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                               4/25/2005        8.54%                                 10.11%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                4/20/2005        2.23%                                  3.55%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                             4/20/2005        9.67%                                 10.86%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                 4/20/2005        4.95%                                 10.97%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                       11/2/1998       10.71%        8.36%                     8.87%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                             4/28/2006                                              -8.65%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             4/28/2006                                               0.09%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                            4/28/2006                                              -3.69%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                               4/28/2006                                               0.79%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                           4/28/2006                                              -5.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                       2/31/1982       -3.49%       -0.41%       0.44%         9.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                     3/2/1998        9.58%        4.21%                     4.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                        3/2/1998       -2.64%       -1.61%                     3.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                         10/8/1982       -2.38%        0.23%       2.28%         4.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                            2/31/1982       -0.10%        6.12%       5.18%         7.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                          6/2/2003       -1.16%                                  2.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                 9/17/1984        5.37%        3.70%       6.87%         9.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                5/1/1990       19.13%       13.49%       8.07%         7.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               8/12/2002       11.71%                                 17.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  5/1/1995       28.21%       24.84%      15.26%        17.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       2/3/2006                                               5.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                  2/3/2006                                               3.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                2/3/2006                                              -0.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         2/3/2006                                               1.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       3/2/1998        7.46%       12.05%                     8.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    1/20/2000        9.18%       13.24%                    14.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                   3/2/1998       13.06%        5.01%                     7.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                          7/14/1997        6.80%        2.82%                     4.03%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                4/28/2006                                              -9.79%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                     4/28/2006                                              -3.81%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                    4/28/2006                                              -2.09%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund               6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            6/2/2003        4.15%                                 12.15%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        9/27/1996       19.80%       23.41%       3.89%         3.87%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/11/1992       13.58%        9.41%       6.67%         8.79%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                              1/28/1988       13.26%       10.97%       8.25%         9.47%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    11/3/1988       13.92%        8.76%       8.56%        10.04%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                          4/28/2006                                               1.63%

------------------------------------------------------------------------------------------------------------------------------------


                                                      BIG EDGE(R) (CONTINUED)
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE         1 YEAR      5 YEARS      10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          2/1/1999       27.21%       16.71%                   14.17%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       5/1/1995       28.29%       20.70%      13.91%       17.30%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                        2/1/1999       11.94%       11.86%                   13.88%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        5/1/1995        0.86%        9.23%      10.55%       13.91%
------------------------------------------------------------------------------------------------------------------------------------


*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                                                      THE BIG EDGE PLUS(R)
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE         1 YEAR      5 YEARS      10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  3/30/2001       -0.86%        1.82%                     1.11%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                           4/21/2006                                               2.78%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                        12/1/2004        3.76%                                  6.04%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            6/5/2000       11.25%        3.54%                    -4.07%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                           10/29/2001        7.76%        3.82%                     5.12%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    7/15/1999       -2.88%        2.18%                     3.75%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                 7/15/1999        3.35%        7.15%                     3.27%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                 6/5/2000        4.08%        9.67%                     4.06%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                          6/5/2000       -1.79%        2.39%                    -2.98%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                        6/5/2000       -0.46%       -0.47%                    -5.57%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                        1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                     4/28/2006                                               5.09%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                               4/25/2005        8.27%                                  9.83%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                4/20/2005        1.97%                                  3.29%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                             4/20/2005        9.39%                                 10.59%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                 4/20/2005        4.68%                                 10.69%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                       11/2/1998       10.43%        8.09%                     8.60%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                             4/28/2006                                              -8.80%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             4/28/2006                                              -0.08%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                            4/28/2006                                              -3.85%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                               4/28/2006                                               0.62%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                           4/28/2006                                              -5.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      12/31/1982       -3.74%       -0.66%       0.19%         9.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                     3/2/1998        9.31%        3.95%                     4.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                        3/2/1998       -2.89%       -1.86%                     3.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                         10/8/1982       -2.62%       -0.03%       2.02%         3.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           12/31/1982       -0.35%        5.85%       4.92%         7.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                          6/2/2003       -1.41%                                  1.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                 9/17/1984        5.11%        3.43%       6.60%         9.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                5/1/1990       18.83%       13.21%       7.80%         7.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               8/12/2002       11.43%                                 17.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  5/1/1995       27.88%       24.52%      14.97%        16.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       2/3/2006                                               5.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                  2/3/2006                                               2.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                2/3/2006                                              -1.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         2/3/2006                                               1.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       3/2/1998        7.19%       11.77%                     7.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   11/20/2000        8.90%       12.95%                    14.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                   3/2/1998       12.78%        4.74%                     7.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                          7/14/1997        6.53%        2.56%                     3.76%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                4/28/2006                                              -9.94%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                     4/28/2006                                              -3.97%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                    4/28/2006                                              -2.25%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund               6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            6/2/2003        3.89%                                 11.87%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        9/27/1996       19.50%       23.10%       3.63%         3.60%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/11/1992       13.29%        9.14%       6.41%         8.65%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                             11/28/1988       12.98%       10.69%       7.98%         9.20%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    11/3/1988       13.63%        8.48%       8.29%         9.77%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                          4/28/2006                                               1.46%
------------------------------------------------------------------------------------------------------------------------------------



                                                 THE BIG EDGE PLUS(R) (CONTINUED)
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                               SINCE
                        SUBACCOUNT                                    DATE         1 YEAR      5 YEARS      10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          2/1/1999       26.89%       16.41%                    13.95%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       5/1/1995       27.97%       20.40%      13.62%        17.01%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                        2/1/1999       11.66%       11.58%                    13.61%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        5/1/1995        0.61%        8.95%      10.28%        13.66%
------------------------------------------------------------------------------------------------------------------------------------


*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                                               GROUP STRATEGIC EDGE(R) - ALLOCATED
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                                SINCE
                        SUBACCOUNT                                    DATE          1 YEAR       5 YEARS     10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  3/30/2001       -1.32%        1.94%                     1.21%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                           4/21/2006                                               2.13%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                        12/1/2004        3.26%                                  5.93%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            6/5/2000       10.71%        3.67%                    -3.82%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                           10/29/2001        7.24%        3.93%                     5.26%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    7/15/1999       -3.33%        2.28%                     3.90%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                 7/15/1999        2.86%        7.24%                     3.44%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                 6/5/2000        3.59%        9.76%                     4.22%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                          6/5/2000       -2.25%        2.51%                    -2.78%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                        6/5/2000       -0.92%       -0.34%                    -5.35%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                        1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                     4/28/2006                                               4.42%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                               4/25/2005        7.74%                                  9.51%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                4/20/2005        1.49%                                  3.00%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                             4/20/2005        8.86%                                 10.27%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                 4/20/2005        4.18%                                 10.37%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                       11/2/1998        9.89%        8.19%                     8.74%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                             4/28/2006                                              -9.38%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             4/28/2006                                              -0.72%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                            4/28/2006                                              -4.46%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                               4/28/2006                                              -0.02%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                           4/28/2006                                              -6.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      12/31/1982       -4.18%       -0.53%       0.35%         9.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                     3/2/1998        8.78%        4.07%                     4.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                        3/2/1998       -3.34%       -1.72%                     3.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                         10/8/1982       -3.07%        0.08%       2.18%         3.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           12/31/1982       -0.82%        5.93%       5.06%         7.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                          6/2/2003       -1.87%                                  1.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                 9/17/1984        4.61%        3.54%       6.72%         9.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                5/1/1990       18.24%       13.30%       7.94%         7.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               8/12/2002       10.89%                                 17.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  5/1/1995       27.24%       24.57%      15.11%        17.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       2/3/2006                                               4.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                  2/3/2006                                               2.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                2/3/2006                                              -1.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         2/3/2006                                               1.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       3/2/1998        6.67%       11.85%                     7.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   11/20/2000        8.37%       13.03%                    14.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                   3/2/1998       12.23%        4.86%                     7.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                          7/14/1997        6.02%        2.68%                     3.90%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                4/28/2006                                             -10.52%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                     4/28/2006                                              -4.58%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                    4/28/2006                                              -2.87%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund               6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            6/2/2003        3.40%                                 11.87%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        9/27/1996       18.90%       23.15%       3.89%         3.88%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/11/1992       12.74%        9.24%       6.56%         8.75%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                             11/28/1988       12.43%       10.77%       8.11%         9.27%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    11/3/1988       13.07%        8.58%       8.43%         9.86%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                          4/28/2006                                               0.81%

------------------------------------------------------------------------------------------------------------------------------------


                                         GROUP STRATEGIC EDGE(R) - ALLOCATED (CONTINUED)
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                                SINCE
                        SUBACCOUNT                                    DATE          1 YEAR       5 YEARS     10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          2/1/1999       26.25        16.50                     14.06
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       5/1/1995       27.32%       20.47%      13.74%        17.08%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                        2/1/1999       11.12%       11.66%                    13.72%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        5/1/1995        0.14%        9.04%      10.39%        13.74%

------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                                              GROUP STRATEGIC EDGE(R) - UNALLOCATED
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                                SINCE
                        SUBACCOUNT                                    DATE          1 YEAR       5 YEARS     10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  3/30/2001       -0.38%        1.50%                     0.81%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                           4/21/2006                                               3.11%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                        12/1/2004        4.25%                                  5.87%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            6/5/2000       11.77%        3.22%                    -4.18%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                           10/29/2001        8.26%        3.48%                     4.78%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    7/15/1999       -2.40%        1.83%                     3.54%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                 7/15/1999        3.84%        6.77%                     3.08%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                 6/5/2000        4.58%        9.28%                     3.83%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                          6/5/2000       -1.32%        2.06%                     -3.14%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                        6/5/2000        0.03%       -0.77%                    -5.70%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                        1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                     4/28/2006                                               5.42%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                               4/25/2005        8.78%                                 10.13%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                4/20/2005        2.46%                                  3.58%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                             4/20/2005        9.90%                                 10.89%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                 4/20/2005        5.18%                                 10.99%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                       11/2/1998       10.94%        7.71%                     8.51%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                             4/28/2006                                              -8.51%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             4/28/2006                                               0.23%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                            4/28/2006                                              -3.55%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                               4/28/2006                                               0.94%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                           4/28/2006                                              -5.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      12/31/1982       -3.27%       -0.97%      0.26%          9.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                     3/2/1998        9.82%        3.61%                     4.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                        3/2/1998       -2.41%       -2.14%                     3.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                         10/8/1982       -2.15%       -0.35%       2.09%         3.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           12/31/1982        0.13%        5.47%       4.97%         7.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                          6/2/2003       -0.93%                                  1.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                 9/17/1984        5.61%        3.09%       6.63%         9.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                5/1/1990       19.37%       12.80%       7.84%         7.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               8/12/2002       11.95%                                 16.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  5/1/1995       28.46%       24.03%      15.01%        17.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       2/3/2006                                               5.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                  2/3/2006                                               3.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                2/3/2006                                              -0.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         2/3/2006                                               2.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       3/2/1998        7.69%       11.36%                     7.74%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   11/20/2000        9.41%       12.53%                    14.03%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                   3/2/1998       13.30%        4.40%                     7.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                          7/14/1997        7.03%        2.23%                     3.81%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                4/28/2006                                              -9.66%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                     4/28/2006                                              -3.67%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                    4/28/2006                                              -1.94%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund               6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            6/2/2003        4.39%                                 11.51%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        9/27/1996       20.04%       22.61%       3.80%         3.88%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/11/1992       13.82%        8.76%       6.47%         8.75%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                             11/28/1988       13.50%       10.29%       8.02%         9.27%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    11/3/1988       14.16%        8.11%       8.33%         9.86%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                          4/28/2006                                               1.78%

------------------------------------------------------------------------------------------------------------------------------------


                                        GROUP STRATEGIC EDGE(R) - UNALLOCATED (CONTINUED)
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                                SINCE
                        SUBACCOUNT                                    DATE          1 YEAR       5 YEARS     10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          2/1/1999       27.46%       15.99%                    13.69%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       5/1/1995       28.54%       19.94%      13.64%        17.08%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                        2/1/1999       12.18%       11.17%                    13.35%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        5/1/1995        1.10%        8.56%      10.29%        13.74%

------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                                                 BIG EDGE CHOICE(R) FOR NEW YORK
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                                SINCE
                        SUBACCOUNT                                    DATE          1 YEAR       5 YEARS     10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                  3/30/2001       -1.63%        1.58%                     0.86%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                           4/21/2006                                               2.26%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                        12/1/2004        3.24%                                  5.86%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            6/5/2000       11.16%        3.35%                    -4.32%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                           10/29/2001        7.46%        3.64%                     4.94%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                    7/15/1999       -3.76%        1.96%                     3.53%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                 7/15/1999        2.81%        7.06%                     3.04%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                 6/5/2000        3.59%        9.64%                     3.85%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                          6/5/2000       -2.62%        2.17%                    -3.24%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                        6/5/2000       -1.20%       -0.78%                    -5.82%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                        1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                     4/28/2006                                               4.69%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                               4/25/2005        8.00%                                  9.90%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                4/20/2005        1.36%                                  2.99%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                             4/20/2005        9.19%                                 10.70%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                 4/20/2005        4.22%                                 10.81%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                       11/2/1998       10.28%        8.02%                     8.44%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                             4/28/2006                                              -9.74%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                             4/28/2006                                              -0.77%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                            4/28/2006                                              -4.75%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                               4/28/2006                                              -0.03%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                           4/28/2006                                              -6.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                      12/31/1982       -4.67%       -0.97%       0.06%         9.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                     3/2/1998        9.10%        3.77%                     4.02%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                        3/2/1998       -3.77%       -2.17%                     3.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                         10/8/1982       -3.49%       -0.33%       1.90%         3.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                           12/31/1982       -1.10%        5.72%       4.76%         7.49%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                          6/2/2003       -2.21%                                  1.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                 9/17/1984        4.67%        3.24%       6.47%         8.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                5/1/1990       19.16%       13.25%       7.91%         7.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                               8/12/2002       11.34%                                 17.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  5/1/1995       28.72%       24.75%      14.83%        16.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       2/3/2006                                               4.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                  2/3/2006                                               2.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                2/3/2006                                              -1.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         2/3/2006                                               1.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       3/2/1998        6.86%       11.79%                     7.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   11/20/2000        8.67%       12.99%                    14.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                   3/2/1998       12.77%        4.59%                     6.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                          7/14/1997        6.17%        2.34%                     3.63%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                4/28/2006                                             -10.88%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                     4/28/2006                                              -4.88%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                    4/28/2006                                              -3.06%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund               6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                       6/2/2003
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                            6/2/2003        3.39%                                 11.95%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                        9/27/1996       19.86%       23.31%       3.49%         3.47%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                   5/11/1992       13.31%        9.09%       6.33%         8.55%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                             11/28/1988       12.98%       10.68%       7.85%         9.06%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                    11/3/1988       13.66%        8.42%       8.16%         9.63%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                          4/28/2006                                               0.86%

------------------------------------------------------------------------------------------------------------------------------------


                                           BIG EDGE CHOICE(R) FOR NEW YORK (CONTINUED)
                        STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION                                                SINCE
                        SUBACCOUNT                                    DATE          1 YEAR       5 YEARS     10 YEARS     INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          2/1/1999       27.66%       16.52%                    13.76%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       5/1/1995       28.81%       20.57%      13.48%        16.86%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                        2/1/1999       11.59%       11.59%                    13.42%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        5/1/1995       -0.08%        8.90%      10.20%        13.54%

------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                                                           BIG EDGE(R)
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997      1998     1999     2000     2001       2002    2003    2004    2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.38%    18.12%   43.18%  -11.79%  -24.05%   -25.11%   28.23%    5.56%    7.75%   5.24%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.47%    26.42%   32.91%  -15.41%  -23.61%   -16.42%   23.18%    7.88%    4.27%  15.54%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                         -11.99%   26.05%   12.68%    6.54%  10.13%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.49%    56.26%   76.29%  -25.56%  -16.78%   -34.57%   33.38%    7.11%   13.31%  18.07%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              27.43%   19.19%  -10.14%  -13.08%   -23.09%   26.88%    9.49%    3.63%  14.37%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
   Securities II                             7.50%     6.59%   -1.58%    9.89%    5.96%     7.96%    1.34%    2.57%    1.01%   3.10%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
   Primary Shares                           12.70%     1.67%    1.30%   -9.93%    0.36%     0.37%   20.99%    9.36%    1.63%   9.70%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  28.64%   22.91%   -7.64%  -13.24%   -10.33%   27.07%   14.19%   15.68%  10.48%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio                                          23.27%    3.15%  -18.01   -15.30%   -22.70%   28.37%    5.99%    7.78%   4.25%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         37.99%   35.92%  -11.95%  -18.55%   -30.90%   31.45%    2.23%    4.62%   5.67%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
   Portfolio                                                                      7.22%     9.10%    4.02%    3.28%    1.07%   3.27%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                         18.24%   -0.25%    -1.60%   30.41%   12.72%    0.60%  17.07%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                 -4.18%    4.08%   19.85%   17.44%   -18.50%   35.85%   13.74%    2.96%  14.91%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                        6.85%   16.83%    6.81%    0.30%   8.24%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.42%    11.76%   15.58%   14.63%   -7.65%   -18.85%   29.71%   11.53%    2.22%  16.10%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     50.93%    6.97%   -10.68%   23.51%   22.80%    7.14%  11.11%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   8.21%   11.35%    5.97%   -12.69%   23.90%   11.51%    9.45%  17.20%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                             23.82%   10.76%    1.88%   4.21%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                             30.08%   14.40%    7.07%  11.90%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                  -27.81%   29.39%    5.55%    3.82%   6.61%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                           -13.05%   -23.14%   41.44%   17.69%   12.93%  16.20%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                 -16.77%   42.81%   17.99%    8.63%  13.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.88%    28.73%   28.40%  -18.60%  -35.24%   -25.56%   25.22%    3.92%    2.68%   2.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                               15.85%   -7.54%   -9.09%   -23.29%   26.19%    9.37%    3.76%  16.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                  44.20%   12.62%  -26.04%   -33.17%   27.55%    5.65%    3.14%   3.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  4.14%     4.05%    3.78%    4.98%    2.78%     0.41%   -0.32%   -0.21%    1.56%   3.37%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.98%    -5.11%    4.41%    5.42%    5.02%     8.90%   13.43%    5.77%    0.77%   5.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                   4.28%    0.35%   4.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.54%    19.60%   10.16%   -0.41%    0.85%   -12.46%   18.67%    6.38%    0.77%  11.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.94%    26.67%   28.22%  -16.65%  -24.81%   -15.66%   30.55%   19.58%   17.39%  26.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                               51.85%    1.10%   14.49%  18.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                        20.85%   -21.99%    3.74%   29.49%    5.55%    10.96%   36.89%   33.35%   13.95%  35.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
   Series                                                     -11.18%   15.74%   21.75%    -9.46%   39.57%   19.20%    6.66%  13.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
   Series                                                                        14.60%    -9.45%   42.42%   21.45%    6.39%  15.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                             23.10%   30.87%  -18.79%   -22.71%   22.64%   11.79%    4.38%  19.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series            30.38%   17.65%  -12.35%  -12.79%   -24.45%   24.97%    8.74%    2.66%  13.07%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio

------------------------------------------------------------------------------------------------------------------------------------


                                                     BIG EDGE(R) (CONTINUED)
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997      1998     1999     2000     2001       2002    2003    2004    2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
   Long Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                           28.60%    9.61%   12.58%  10.27%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
   Fund                                    -30.10%    -21.83%  51.78%  -32.73%    -9.01%   -1.15%   51.46%   23.46%   26.16%  26.81%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.38%      7.99%  22.02%   -3.34%   -16.84%  -19.38%   30.89%   17.34%    9.07%  20.23%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      14.13%      5.05%  21.34%   -0.95%   -10.85%   -5.34%   30.64%   14.56%    2.52%  19.90%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            10.49%     -0.02%  27.52%    6.11%    -2.30%  -19.30%   30.82%   14.87%    7.78%  20.59%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                   10.41%    6.31%  11.46%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                             -2.56%   -27.36%  -16.14%   39.82%   23.10%   15.27%  34.64%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.44%     15.18% 124.25%  -28.57%   -22.06%  -14.69%   47.38%   28.97%   20.32%  35.79%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                            8.37%     8.00%   -8.54%   29.42%   18.11%    9.39%  18.51%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               28.14%      7.61%  23.84%   -9.08%    10.27%  -17.64%   41.79%   17.15%   10.14%   6.80%

------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE


                                                      THE BIG EDGE PLUS(R)
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997      1998     1999     2000     2001       2002    2003    2004    2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.10%     17.82%  42.82%   -12.01%  -24.24%  -25.30%   27.90%    5.29%    7.48%   4.97%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.16%     26.10%  32.58%   -15.62%  -23.80%  -16.63%   22.88%    7.61%    4.01%  15.25%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                         -12.21%   25.74%   12.40%    6.28%   9.86%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.19%     55.87%  75.85%   -25.77%  -16.99%  -34.74%   33.04%    6.83%   13.02%  17.78%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                               27.12%  18.89%   -10.36%  -13.30%  -23.29%   26.56%    9.21%    3.37%  14.08%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
   Securities II                             7.23%      6.32%  -1.83%     9.61%    5.69%    7.68%    1.09%    2.31%    0.76%   2.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
   Primary Shares                           12.42%      1.42%   1.04%   -10.15%    0.10%    0.12%   20.69%    9.08%    1.38%   9.42%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                   28.32%  22.61%    -7.87%  -13.46%  -10.56%   26.75%   13.90%   15.39%  10.20%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio            22.96%   2.89%   -18.21%  -15.52%  -22.89%   28.04%    5.72%    7.50%   3.99%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                          37.65%  35.58%   -12.17%  -18.76%  -31.07%   31.12%    1.97%    4.36%   5.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
   Portfolio                                                                       6.95%    8.83%    3.76%    3.02%    0.82%   3.01%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                          17.95%   -0.50%   -1.84%   30.08%   12.44%    0.35%  16.77%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                  -4.42%   3.82%    19.55%   17.15%  -18.70%   35.52%   13.46%    2.70%  14.62%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                        6.58%   16.54%    6.54%    0.05%   7.97%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.11%     11.48%  15.29%    14.34%   -7.88%  -19.05%   29.39%   11.25%    1.96%  15.81%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                      50.55%    6.70%  -10.91%   23.21%   22.50%    6.88%  10.83%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                   7.94%    11.07%    5.70%  -12.91%   23.58%   11.22%    9.18%  16.90%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                             23.51%   10.48%    1.62%   3.95%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                             29.76%   14.11%    6.81%  11.62%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                  -27.99%   29.07%    5.29%    3.56%   6.35%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                            -13.27%  -23.33%   41.09%   17.40%   12.65%  15.91%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                 -16.97%   42.45%   17.70%    8.36%  13.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.59%     28.41%  28.08%   -18.81%  -35.41%  -25.75%   24.91%    3.66%    2.42%   1.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                               15.56%    -7.77%   -9.32%  -23.48%   25.87%    9.10%    3.50%  15.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                  43.84%    12.34%  -26.07%  -33.34%   27.22%    5.39%    2.88%   2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  3.88%      3.79%   3.52%     4.73%    2.52%    0.15%   -0.57%   -0.47%    1.30%   3.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.71%     -5.34%   4.15%     5.16%    4.76%    8.62%   13.14%    5.50%    0.52%   5.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                   4.02%    0.10%   4.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.25%     19.30%   9.88%    -0.66%    0.59%   12.68%   18.38%    6.12%    0.52%  11.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.66%     26.35%  27.91%   -16.86%  -25.00%  -15.87%   30.22%   19.27%   17.09%  25.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                               51.47%    0.85%   14.20%  17.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                        20.55%    -22.19%   3.48%    29.18%    5.28%   10.68%   36.54%   33.01%   13.66%  35.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
   Series                                                     -11.40%    15.46%   21.45%   -9.69%   39.21%   18.90%    6.39%  13.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
   Series                                                                         14.31%   -9.68%   42.06%   21.14%    6.12%  15.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                             22.79%    30.55%  -18.99%  -22.91%   22.33%   11.50%    4.11%  19.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series             30.05%  17.36%   -12.57%  -13.01%  -24.64%   24.65%    8.46%    2.40%  12.79%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio

------------------------------------------------------------------------------------------------------------------------------------


                                                THE BIG EDGE PLUS(R) (CONTINUED)
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997      1998     1999     2000     2001       2002    2003    2004    2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                           28.28%    9.33%   12.29%  10.00%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                       -30.26%    -22.03%   51.41%  -32.89%   -9.24%   -1.40%   51.08%   23.15%   25.84%  26.49%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.25%      7.69%   21.72%   -3.58%  -17.05%  -19.58%   30.56%   17.05%    8.80%  19.93%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      13.86%      4.78%   21.03%   -1.19%  -11.08%   -5.58%   30.31%   14.27%    2.26%  19.60%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            10.25%     -0.26%   27.21%    5.85%   -2.54%  -19.51%   30.48%   14.58%    7.51%  20.29%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                   10.13%    6.05%  11.18%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                              -2.80%  -27.54%  -16.35%   39.47%   22.78%   14.98%  34.31%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.69%     14.89%  123.71%  -28.75%  -22.26%  -14.91%   47.01%   28.64%   20.01%  35.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                             8.10%    7.72%   -8.77%   29.09%   17.82%    9.11%  18.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               27.83%      7.34%   23.53%   -9.31%    9.99%  -17.85%   41.43%   16.85%    9.87%   6.53%

------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE


                                               GROUP STRATEGIC EDGE(R) ALLOCATED
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997      1998     1999     2000     2001       2002    2003    2004    2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.10%     17.82%   42.82%  -12.01%   -24.24%  -25.30%  27.90%    5.29%    7.48%   4.97%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.16%     26.10%   32.58%  -15.62%   -23.80%  -16.63%  22.88%    7.61%    4.01%  15.25%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                          -12.21%  25.74%   12.40%    6.28%   9.86%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.19%     55.87%   75.85%  -25.77%   -16.99%  -34.74%  33.04%    6.83%   13.02%  17.78%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                               27.12%   18.89%  -10.36%   -13.30%  -23.29%  26.56%    9.21%    3.37%  14.08%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
   Securities II                             7.23%      6.32%   -1.83%    9.61%     5.69%    7.68%   1.09%    2.31%    0.76%   2.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
   Primary Shares                           12.42%      1.42%    1.04%  -10.15%     0.10%    0.12%  20.69%    9.08%    1.38%   9.42%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                   28.32%   22.61%   -7.87%   -13.46%  -10.56%  26.75%   13.90%   15.39%  10.20%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Porftolio            22.96%    2.89%  -18.21%   -15.52%  -22.89%  28.04%    5.72%    7.50%   3.99%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                          37.65%   35.58%  -12.17%   -18.76%  -31.07%  31.12%    1.97%    4.36%   5.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
   Portfolio                                                                        6.95%    8.83%   3.76%    3.02%    0.82%   3.01%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                          17.95%    -0.50%   -1.84%  30.08%   12.44%    0.35%  16.77%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                  -4.42%    3.82%   19.55%    17.15%  -18.70%  35.52%   13.46%    2.70%  14.62%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                         6.58%  16.54%    6.54%    0.05%   7.97%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.11%     11.48%   15.29%   14.34%    -7.88%  -19.05%  29.39%   11.25%    1.96%  15.81%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                      50.55%     6.70%  -10.91%  23.21%   22.50%    6.88%  10.83%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    7.94%   11.07%     5.70%  -12.91%  23.58%   11.22%    9.18%  16.90%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                             23.51%   10.48%    1.62%   3.95%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                             29.76%   14.11%    6.81%  11.62%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                   -27.99%  29.07%    5.29%    3.56%   6.35%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                             -13.27%  -23.33%  41.09%   17.40%   12.65%  15.91%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                  -16.97%  42.45%   17.70%    8.36%  13.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.59%     28.41%   28.08%  -18.81%   -35.41%  -25.75%  24.91%    3.66%    2.42%   1.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                15.56%   -7.77%    -9.32%  -23.48%  25.87%    9.10%    3.50%  15.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                   43.84%   12.34%   -26.07%  -33.34%  27.22%    5.39%    2.88%   2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  3.88%      3.79%    3.52%    4.73%     2.52%    0.15%  -0.57%   -0.47%    1.30%   3.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.71%     -5.34%    4.15%    5.16%     4.76%    8.62%  13.14%    5.50%    0.52%   5.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                   4.02%    0.10%   4.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.25%     19.30%    9.88%   -0.66%     0.59%  -12.68%  18.38%    6.12%    0.52%  11.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.66%     26.35%   27.91%  -16.86%   -25.00%  -15.87%  30.22%   19.27%   17.09%  25.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                               51.47%    0.85%   14.20%  17.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                        20.55%     22.19%    3.48%   29.18%     5.28%   10.68%  36.54%   33.01%   13.66%  35.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
   Series                                                      -11.40%   15.46%    21.45%   -9.69%  39.21%   18.90%    6.39%  13.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value
   Series                                                                          14.31%   -9.68%  42.06%   21.14%    6.12%  15.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                              22.79%   30.55%   -18.99%  -22.91%  22.33%   11.50%    4.11%  19.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series             30.05%   17.36%  -12.57%   -13.01%  -24.64%  24.65%    8.46%    2.40%  12.79%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio

------------------------------------------------------------------------------------------------------------------------------------


                                          GROUP STRATEGIC EDGE(R) ALLOCATED (CONTINUED)
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997      1998     1999     2000      2001      2002    2003      2004    2005    2006
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
Long Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                           28.28%    9.33%   12.29%  10.00%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
Fund                                       -30.26%    -22.03%   51.41%  -32.89%    -9.24%   -1.40%  51.08%    23.15%  25.84%  26.49%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.25%      7.69%   21.72%   -3.58%   -17.05%  -19.58%  30.56%    17.05%   8.80%  19.93%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      13.86%      4.78%   21.03%   -1.19%   -11.08%   -5.58%  30.31%    14.27%   2.26%  19.60%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            10.25%     -0.26%   27.21%    5.85%    -2.54%  -19.51%  30.48%    14.58%   7.51%  20.29%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                    10.13%   6.05%  11.18%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                              -2.80%   -27.54%  -16.35%  39.47%    22.78%  14.98%  34.31%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.69%     14.89%  123.71%  -28.75%   -22.26%  -14.91%  47.01%    28.64%  20.01%  35.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                             8.10%     7.72%   -8.77%  29.09%    17.82%   9.11%  18.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               27.83%      7.34%   23.53%   -9.31%     9.99%  -17.85%  41.43%    16.85%   9.87%   6.53%

------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE


                                               GROUP STRATEGIC EDGE(R) UNALLOCATED
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997      1998     1999     2000      2001      2002    2003      2004    2005    2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund          12.10%    17.82%    42.82%  -12.01%   -24.24%  -25.30%  27.90%     5.29%   7.48%   4.97%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                   24.16%    26.10%    32.58%  -15.62%   -23.80%  -16.63%  22.88%     7.61%   4.01%  15.25%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                          -12.21%  25.74%    12.40%   6.28%   9.86%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio   18.19%    55.87%    75.85%  -25.77%   -16.99%  -34.74%  33.04%     6.83%  13.02%  17.78%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                              27.12%    18.89%  -10.36%   -13.30%  -23.29%  26.56%     9.21%   3.37%  14.08%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
   Securities II                             7.23%     6.32%    -1.83%    9.61%     5.69%    7.68%   1.09%     2.31%   0.76%   2.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
   Primary Shares                           12.42%     1.42%     1.04%  -10.15%     0.10%    0.12%  20.69%     9.08%   1.38%   9.42%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                  28.32%    22.61%   -7.87%   -13.46%  -10.56%  26.75%    13.90%  15.39%  10.20%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio           22.96%     2.89%  -18.21%   -15.52%  -22.89%  28.04%     5.72%   7.50%   3.99%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                         37.65%    35.58%  -12.17%   -18.76%  -31.07%  31.12%     1.97%   4.36%   5.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond
   Portfolio                                                                        6.95%    8.83%   3.76%     3.02%   0.82%   3.01%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                          17.95%    -0.50%   -1.84%  30.08%    12.44%   0.35%  16.77%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                 -4.42%     3.82%   19.55%    17.15%  -18.70%  35.52%    13.46%   2.70%  14.62%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                         6.58%  16.54%     6.54%   0.05%   7.97%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio     23.11%    11.48%    15.29%   14.34%    -7.88%  -19.05%  29.39%    11.25%   1.96%  15.81%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                      50.55%     6.70%  -10.91%  23.21%    22.50%   6.88%  10.83%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                    7.94%   11.07%     5.70%  -12.91%  23.58%    11.22%   9.18%  16.90%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                             23.51%    10.48%   1.62%   3.95%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                             29.76%    14.11%   6.81%  11.62%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                   -27.99%  29.07%     5.29%   3.56%   6.35%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                             -13.27%  -23.33%  41.09%    17.40%  12.65%  15.91%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                  -16.97%  42.45%    17.70%   8.36%  13.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series               19.59%    28.41%    28.08%  -18.81%   -35.41%  -25.75%  24.91%     3.66%   2.42%   1.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                15.56%   -7.77%    -9.32%  -23.48%  25.87%     9.10%   3.50%  15.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                   43.84%   12.34%   -26.07%  -33.34%  27.22%     5.39%   2.88%   2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                  3.88%     3.79%     3.52%    4.73%     2.52%    0.15%  -0.57%    -0.47%   1.30%   3.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series     9.71%    -5.34%     4.15%    5.16%     4.76%    8.62%  13.14%     5.50%   0.52%   5.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                    4.02%   0.10%   4.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series         19.25%    19.30%     9.88%   -0.66%     0.59%  -12.68%  18.38%     6.12%   0.52%  11.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series       10.66%    26.35%    27.91%  -16.86%   -25.00%  -15.87%  30.22%    19.27%  17.09%  25.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                               51.47%     0.85%  14.20%  17.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                        20.55%   -22.19%     3.48%   29.18%     5.28%   10.68%  36.54%    33.01%  13.66%  35.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value
   Series                                                      -11.40%   15.46%    21.45%   -9.69%  39.21%    18.90%   6.39%  13.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                                          14.31%   -9.68%  42.06%    21.14%   6.12%  15.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                              22.79%   30.55%   -18.99%  -22.91%  22.33%    11.50%   4.11%  19.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series            30.05%    17.36%  -12.57%   -13.01%  -24.64%  24.65%     8.46%   2.40%  12.79%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio

------------------------------------------------------------------------------------------------------------------------------------


                                         GROUP STRATEGIC EDGE(R) UNALLOCATED (CONTINUED)
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997      1998     1999     2000     2001       2002    2003    2004    2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government
   Long Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                           28.28%     9.33%  12.29%  10.00%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities
   Fund                                    -30.26%   -22.03%    51.41%  -32.89%    -9.24%   -1.40%  51.08%    23.15%  25.84%  26.49%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund           12.25%     7.69%    21.72%   -3.58%   -17.05%  -19.58%  30.56%    17.05%   8.80%  19.93%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund      13.86%     4.78%    21.03%   -1.19%   -11.08%   -5.58%  30.31%    14.27%   2.26%  19.60%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund            10.25%    -0.26%    27.21%    5.85%    -2.54%  -19.51%  30.48%    14.58%   7.51%  20.29%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                    10.13%   6.05%  11.18%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                              -2.80%   -27.54%  -16.35%  39.47%    22.78%  14.98%  34.31%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap              -2.69%    14.89%   123.71%  -28.75%   -22.26%  -14.91%  47.01%    28.64%  20.01%  35.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                             8.10%     7.72%   -8.77%  29.09%    17.82%   9.11%  18.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies               27.83%     7.34%    23.53%   -9.31%     9.99%  -17.85%  41.43%    16.85%   9.87%   6.53%

------------------------------------------------------------------------------------------------------------------------------------

Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE


                                               THE BIG EDGE(R) CHOICE FOR NEW YORK
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997     1998     1999     2000     2001      2002    2003      2004     2005    2006
-----------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Capital Appreciation Fund         11.96%   17.67%   42.64%  -12.12%   -24.34%  -25.40%   27.74%    5.16%    7.34%    4.84%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Core Equity Fund                  24.00%   25.94%   32.42%  -15.72%   -23.89%  -16.74%   22.73%    7.48%    3.88%   15.11%
------------------------------------------------------------------------------------------------------------------------------------
 AIM V.I. Mid Cap Core Equity Fund                                                       -12.32%   25.58%   12.26%    6.14%    9.72%
------------------------------------------------------------------------------------------------------------------------------------
 Alger American Leveraged AllCap Portfolio  18.04%   55.68%   75.64%  -25.87%   -17.10%  -34.82%   32.88%    6.70%   12.88%   17.63%
------------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                            26.96%   18.74%  -10.47%   -13.41%  -23.38%   26.40%    9.07%    3.24%   13.94%
------------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government
   Securities II                             7.10%    6.19%   -1.95%    9.47%     5.56%    7.55%    0.96%    2.19%    0.63%    2.71%
------------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II -
   Primary Shares                           12.28%    1.30%    0.93%  -10.27%    -0.01%   -0.01%   20.54%    8.94%    1.25%    9.29%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio                28.16%   22.45%   -7.99%   -13.57%  -10.67%   26.59%   13.75%   15.25%   10.06%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities
   Porftolio                                         22.81%    2.76%  -18.31%   -15.63%  -22.99%   27.88%    5.59%    7.37%    3.86%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                       37.48%   35.41%  -12.28%   -18.86%  -31.16%   30.96%    1.84%    4.22%    5.27%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond
   Portfolio                                                                      6.81%    8.69%    3.63%    2.89%    0.69%    2.88%
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund                                       17.80%    -0.62%   -1.97%   29.92%   12.30%    0.22%   16.63%
------------------------------------------------------------------------------------------------------------------------------------
 Lazard Retirement Small-Cap Portfolio               -4.54%    3.69%   19.40%    17.00%  -18.80%   35.35%   13.32%    2.57%   14.48%
------------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio                                                      6.45%   16.39%    6.41%   -0.08%    7.83%
------------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income Portfolio    22.96%   11.35%   15.14%   14.20%    -8.00%  -19.15%   29.22%   11.11%    1.83%   15.67%
------------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio                                   50.37%     6.57%  -11.02%   23.05%   22.34%    6.74%   10.69%
------------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund                                 7.54%   10.93%     5.57%  -13.02%   23.43%   11.08%    9.04%   16.76%
------------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano Portfolio                                                           23.36%   10.35%    1.50%    3.82%
------------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian Portfolio                                                           29.60%   13.97%    6.68%   11.48%
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation Fund/VA                                                -28.08%   28.91%    5.16%    3.43%    6.21%
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund/VA                                          -13.38%  -23.43%   40.91%   17.25%   12.51%   15.76%
------------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small Cap Fund/VA                                               -17.08%   42.28%   17.55%    8.22%   13.09%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Series              19.45%   28.18%   27.92%  -18.91%   -35.49%  -25.84%   24.75%    3.53%    2.29%    1.80%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Growth and Income Series                             15.43%   -7.88%    -9.44%  -23.58%   25.71%    8.96%    3.37%   15.58%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Series                                43.67%   12.20%   -26.32%  -33.43%   27.06%    5.25%    2.75%    2.70%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Money Market Series                 3.76%    3.69%    3.40%    4.60%     2.39%    0.03%   -0.70%   -0.59%    1.17%    2.98%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Fixed Income Series    9.57%   -5.69%    4.02%    5.03%     4.63%    8.49%   13.00%    5.37%    0.39%    5.38%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Short Term Bond Series                                                                 3.89%   -0.03%    4.27%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Allocation Series        19.10%   19.18%    9.75%   -0.78%     0.46%  -12.79%   18.23%    5.98%    0.39%   11.14%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International Series      10.53%   29.17%   27.75%  -16.96%   -25.10%  -15.98%   30.06%   19.12%   16.95%   25.63%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Series                                                             51.28%    0.72%   14.06%   17.82%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
   Securities Series                        20.41%  -22.26%    3.35%   29.01%     5.15%   10.54%   36.37%   32.84%   13.52%   35.19%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap Value
   Series                                                    -11.51%   15.32%    21.29%   -9.81%   39.04%   18.75%    6.26%   13.34%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small-Cap
   Value Series                                                                  14.17%   -9.79%   41.89%   20.99%    5.99%   15.15%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Series                           22.64%   30.39%   -19.10%  -23.01%   22.17%   11.36%    3.98%   19.24%
------------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Equity 500 Index Series          29.83%   17.22%  -12.68%   -13.12%  -24.74%   24.50%    8.33%    2.27%   12.65%
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT CommodityRealReturn(TM) Strategy
   Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO VIT Total Return Portfolio

------------------------------------------------------------------------------------------------------------------------------------


                                         THE BIG EDGE CHOICE(R) FOR NEW YORK (CONTINUED)
                                              NON-STANDARDIZED ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT       1997     1998     1999     2000     2001      2002    2003      2004     2005    2006
-----------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Inverse Government
   Long Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Nova Fund
------------------------------------------------------------------------------------------------------------------------------------
 Rydex Variable Trust Sector Rotation Fund                                                         28.12%    9.19%   12.15%    9.86%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets Securities
   Fund                                    -30.35%  -22.11%   51.22%  -32.99%    -9.36%   -1.52%   50.89%   23.00%   25.68%   26.34%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities Fund          12.12%    8.10%   21.58%   -3.70%   -17.16%  -19.68%   30.40%   16.90%    8.66%   19.78%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Global Asset Allocation Fund     13.74%    4.66%   20.89%   -1.32%   -11.19%   -5.70%   30.14%   14.13%    2.13%   19.45%
------------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities Fund           10.10%   -0.38%   27.06%    5.72%    -2.67%  -19.61%   30.32%   14.43%    7.37%   20.14%
------------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income Portfolio                                                                  9.99%    5.92%   11.04%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                           -2.92%   -27.63%  -16.46%   39.30%   22.63%   14.83%   34.14%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap             -2.80%   14.77%  123.44%  -28.83%   -22.36%  -15.02%   46.82%   28.48%   19.86%   35.28%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                          7.97%     7.59%   -8.89%   28.93%   17.67%    8.98%   18.06%
------------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies              27.68%    7.82%   23.38%   -9.42%     9.85%  -17.95%   41.26%   16.71%    9.73%    6.40%

------------------------------------------------------------------------------------------------------------------------------------

 Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to 1.00% or 1.25% (depending on contract form) on an annual basis, and, for some contracts, a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:


     The following examples of return/yield calculations for the Phoenix Money Market Subaccount were based on the 7-day period ending December 31, 2006:


 EXAMPLE FOR THE BIG EDGE:

 Value of hypothetical pre-existing account with exactly one
    Unit at the beginning of the period:........                      $1.000000
 Value of the same account (excluding capital changes) at the end of the 7-day period:......................

 Calculation:                                                          1.000683
    Ending account value..........................                     1.000683
    Less beginning account value..................                     1.000000
    Net change in account value...................                     0.000683
 Base period return:
    (net change/beginning account value)..........                     0.000509
 Current yield = return x (365/7) =...............                        3.56%
 Effective yield = [(1 + return)365/7] -1 =.......                        3.62%

 EXAMPLE FOR GROUP STRATEGIC EDGE, BIG EDGE PLUS:
 Value of hypothetical pre-existing account with exactly one
    Unit at the beginning of the period:.........                      $1.000000
 Value of the same account (excluding capital changes) at the
    end of the 7-day period:......................                      1.000634
 Calculation:
    Ending account value..........................                      1.000634
    Less beginning account value..................                      1.000000
    Net change in account value...................                      0.000634
 Base period return:
    (net change/beginning account value)..........                      0.000634
 Current yield = return x (365/7) =...............                         3.31%
 Effective yield = [(1 + return)365/7] -1 =.......                         3.36%

 EXAMPLE FOR THE BIG EDGE CHOICE FOR NEW YORK
    (REFLECTS DAILY ADMINISTRATIVE FEE):
 Value of hypothetical pre-existing account with exactly one
    Unit at the beginning of the period:..........                     $1.000000
 Value of the same account (excluding capital changes) at the
    end of the 7-day period:.....................                       1.000610
 Calculation:
    Ending account value..........................                      1.000610
    Less beginning account value..................                      1.000000
    Net change in account value...................                      0.000610
 Base period return:
    (net change/beginning account value)..........                      0.000610
 Current yield = return x (365/7) =...............                         3.18%
 Effective yield = [(1 + return)365/7] -1 =.......                         3.23%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

 (1)We assume a hypothetical $1,000 initial investment in the subaccount;

 (2)We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

 (3)We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

 (4)To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

 The formula in mathematical terms is:

 R = ((ERV / II)(1/n)) - 1

 Where:

     II       =      a hypothetical initial payment of $1,000
     R        =      average annual total return for the period
     n        =      number of years in the period
     ERV      =      ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:

    The Dow Jones Industrial Average(SM(1))
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)(2)

    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Financial World
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM(1))
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500(2)


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity options and restrictions.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Annuity with 10-year period certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. Should the assumed rate result in a first payment larger than permitted by state law, we will select a lower rate. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable annuity payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable annuity payment option rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this annuity payment option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.














---------------------------
(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                      [LOGO]
                                                                      PHOENIX

================================================================================

                                                                ANNUAL REPORT





                                                        PHOENIX LIFE VARIABLE
                                                         ACCUMULATION ACCOUNT

                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                        AIM V.I. CAPITAL                                AIM V.I. MID CAP         ALGER AMERICAN
                                       APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -      LEVERAGED ALLCAP
                                            CLASS I               FUND - CLASS I            CLASS I            PORTFOLIO - CLASS O
                                       -------------------     --------------------     ------------------     -------------------
Assets:
   Investments at fair value           $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
      Shares                          {            143,870}   {              47,787}   {           143,926}   {             89,536}
      Cost                            {$         3,059,061}   {$          1,194,758}   {$        1,933,708}   {$         2,362,192}
                                       -------------------     --------------------     ------------------     -------------------
   Total Assets                        $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                  -     $                -     $                 -
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
Net Assets:
   Accumulation Units                  $         3,772,248     $          1,300,703     $        1,942,595     $         3,668,247
   Contracts in payout
      (annuitization period)           $                 -     $                  -     $            3,267     $            45,706
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
                                       ===================     ====================     ==================     ===================
      Units Outstanding                          3,554,236                1,197,342              1,640,916               4,326,110
                                       ===================     ====================     ==================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                  -     $                -     $                 -
         Asset Manager Option 2        $                 -     $                  -     $                -     $                 -
         Big Edge                      $              1.06     $               1.09     $             1.19     $              0.77
         Freedom Edge(R)               $                 -     $                  -     $             1.18     $              1.52
         Group Strategic Edge(R)       $              0.98     $               1.09     $             1.19     $              0.80
         Phoenix Dimensions(SM)
            Option 1                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.15     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Income Choice(R)      $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.15     $               1.08     $             1.18     $              1.27
         Phoenix Investor's Edge(R)
            Option 2                   $              1.14     $               1.08     $             1.17     $              1.26
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.18     $               1.09     $             1.19     $              1.34
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.18     $               1.09     $             1.19     $              1.33
         Phoenix Spectrum Edge(R)
            Option 3                   $              1.17     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Retirement Planner's Edge     $              1.04     $               1.09     $                -     $                 -
         Templeton Investment Plus     $                 -     $                  -     $                -     $                 -
         The Big Edge Choice(R)--NY    $              1.04     $               1.09     $             1.18     $              0.80
         The Big Edge Plus(R)          $              0.98     $               1.09     $             1.19     $              0.80
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.07     $               1.09     $             1.20     $              1.03
         The Phoenix Edge(R)--VA NY
            Option 2                   $              0.99     $               1.09     $             1.19     $              1.13

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                           FIDELITY VIP
                                        DWS EQUITY 500     FEDERATED FUND FOR      FEDERATED HIGH          CONTRAFUND(R)
                                       INDEX FUND VIP -      U.S. GOVERNMENT      INCOME BOND FUND      PORTFOLIO - SERVICE
                                           CLASS A            SECURITIES II      II - PRIMARY SHARES            CLASS
                                       ----------------    ------------------    -------------------    -------------------
Assets:
   Investments at fair value           $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
      Shares                          {         561,590}  {         1,742,478}  {            705,825}  {            941,092}
      Cost                            {$      6,088,491}  {$       19,687,666}  {$         5,558,642}  {$        23,129,243}
                                       ----------------    ------------------    -------------------    -------------------
   Total Assets                        $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -    $                -    $                 -    $                 -
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
Net Assets:
   Accumulation Units                  $      8,407,036    $       18,633,707    $         5,397,144    $        29,359,309
   Contracts in payout
      (annuitization period)           $              -    $        1,126,002    $           143,592    $           172,148
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
                                       ================    ==================    ===================    ===================
      Units Outstanding                       6,434,736            16,024,465              4,085,983             21,842,124
                                       ================    ==================    ===================    ===================
      Unit Value
         Asset Manager Option 1        $              -    $                -    $                 -    $                 -
         Asset Manager Option 2        $              -    $                -    $                 -    $                 -
         Big Edge                      $           1.35    $             1.36    $              1.39    $              1.35
         Freedom Edge(R)               $              -    $             1.06    $                 -    $              1.61
         Group Strategic Edge(R)       $           1.33    $             1.33    $              1.32    $              1.31
         Phoenix Dimensions(SM)
            Option 1                   $              -    $                -    $                 -    $              1.24
         Phoenix Dimensions(SM)
            Option 2                   $           1.19    $             1.02    $                 -    $                 -
         Phoenix Dimensions(SM)
             Option 3                  $              -    $                -    $                 -    $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Income Choice(R)      $              -    $             1.19    $                 -    $                 -
         Phoenix Income Choice(R)
            with GPAF                  $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.25    $             1.12    $              1.41    $              1.62
         Phoenix Investor's Edge(R)
            Option 2                   $           1.24    $             1.11    $              1.40    $              1.61
         Phoenix Investor's Edge(R)
            Option 3                   $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.28    $             1.15    $              1.47    $              1.65
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.27    $             1.14    $              1.46    $              1.63
         Phoenix Spectrum Edge(R)
            Option 3                   $              -    $             1.13    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Retirement Planner's Edge     $           1.32    $             1.19    $              1.43    $              1.57
         Templeton Investment Plus     $              -    $                -    $                 -    $                 -
         The Big Edge Choice(R)--NY    $           1.32    $             1.34    $              1.31    $              1.32
         The Big Edge Plus(R)          $           1.33    $             1.33    $              1.32    $              1.31
         The Phoenix Edge(R)--VA NY
            Option 1                   $           1.35    $             1.22    $              1.47    $              1.56
         The Phoenix Edge(R)--VA NY
            Option 2                   $           1.33    $             1.20    $              1.43    $              1.54

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                       FIDELITY VIP GROWTH
                                           OPPORTUNITIES       FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                       PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                              CLASS                   CLASS                 CLASS 2           - SERVICE SHARES
                                       -------------------     -------------------     -----------------     -------------------
Assets:
   Investments at fair value           $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
      Shares                          {            162,139}   {            121,508}   {           78,392}   {             32,230}
      Cost                            {$         2,520,429}   {$         3,469,757}   {$       1,316,378}   {$           505,479}
                                       -------------------     -------------------     -----------------     -------------------
   Total Assets                        $         2,941,211     $         4,340,178     $       1,360,859     $           557,877

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $                 -
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
Net Assets:
   Accumulation Units                  $         2,936,186     $         4,230,140     $       1,360,859     $           553,176
   Contracts in payout
      (annuitization period)           $             5,025     $           110,038     $               -     $             4,701
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
                                       ===================     ===================     =================     ===================
      Units Outstanding                          3,077,984               5,538,202             1,237,653                 445,562
                                       ===================     ===================     =================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $                 -
         Asset Manager Option 2        $                 -     $                 -     $               -     $                 -
         Big Edge                      $              0.86     $              0.71     $            1.04     $              1.26
         Freedom Edge(R)               $              1.30     $                 -     $               -     $                 -
         Group Strategic Edge(R)       $              0.82     $              0.70     $            1.04     $              1.25
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.12     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.18     $              1.02     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 2                   $              1.17     $              1.01     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.20     $              1.05     $            1.11     $              1.26
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.19     $              1.04     $            1.11     $              1.25
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $              1.04     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Retirement Planner's Edge     $              1.09     $              0.93     $               -     $                 -
         Templeton Investment Plus     $                 -     $                 -     $               -     $                 -
         The Big Edge Choice(R)--NY    $              0.86     $              0.70     $               -     $              1.25
         The Big Edge Plus(R)          $              0.82     $              0.70     $            1.04     $              1.25
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.00     $              0.92     $            1.11     $                 -
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.07     $              0.80     $            1.11     $              1.25

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                               LORD ABBETT GROWTH
                                        LORD ABBETT BOND-          AND INCOME            LORD ABBETT MID-        MUTUAL SHARES
                                       DEBENTURE PORTFOLIO     PORTFOLIO - CLASS       CAP VALUE PORTFOLIO     SECURITIES FUND -
                                          - CLASS VC                    VC                 - CLASS VC               CLASS 2
                                       -------------------     ------------------      -------------------     -----------------
Assets:
   Investments at fair value           $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
      Shares                          {            281,079}   {           398,482}    {            163,416}   {          726,890}
      Cost                            {$         3,289,470}   {$       10,571,321}    {$         3,265,155}   {$      11,361,421}
                                       -------------------     ------------------      -------------------     -----------------
   Total Assets                        $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                -      $                 -     $               -
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
Net Assets:
   Accumulation Units                  $         3,324,080     $       11,660,919      $         3,554,639     $      14,715,145
   Contracts in payout
      (annuitization period)           $             3,885     $           30,535      $             4,603     $         164,334
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
                                       ===================     ==================      ===================     =================
      Units Outstanding                          3,019,940              9,634,813                2,968,532             8,278,130
                                       ===================     ==================      ===================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                -      $                 -     $               -
         Asset Manager Option 2        $                 -     $                -      $                 -     $               -
         Big Edge                      $              1.11     $             1.22      $              1.20     $            1.57
         Freedom Edge(R)               $                 -     $             1.21      $                 -     $            1.57
         Group Strategic Edge(R)       $              1.10     $             1.21      $              1.20     $            1.96
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                -      $                 -     $            1.26
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $             1.21      $                 -     $            1.25
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Income Choice(R)      $              1.10     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.10     $             1.21      $              1.19     $            1.52
         Phoenix Investor's Edge(R)
            Option 2                   $              1.09     $             1.20      $              1.19     $            1.51
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.11     $             1.22      $              1.20     $            1.54
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.53
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $             1.21      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Retirement Planner's Edge     $              1.10     $             1.21      $              1.20     $            1.58
         Templeton Investment Plus     $               -       $                -      $                 -     $             -
         The Big Edge Choice(R)--NY    $              1.10     $             1.21      $              1.20     $            1.91
         The Big Edge Plus(R)          $              1.10     $             1.21      $              1.20     $            1.96
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.11     $             1.22      $              1.21     $            1.54
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.52

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                          OPPENHEIMER
                                                                                            CAPITAL             OPPENHEIMER
                                        NEUBERGER BERMAN        NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO             AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                       PORTFOLIO - S CLASS     PORTFOLIO - S CLASS          SHARES                 SHARES
                                       -------------------     -------------------     -----------------     -----------------
Assets:
   Investments at fair value           $            28,488     $            12,560     $           7,200     $         113,313
      Shares                          {              1,960}   {                638}   {              175}   {            3,106}
      Cost                            {$            27,978}   {$            11,885}   {$           7,191}   {$         110,098}
                                       -------------------     -------------------     -----------------     -----------------
   Total Assets                        $            28,488     $            12,560     $           7,200     $         113,313

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
Net Assets:
   Accumulation Units                  $            28,488     $            12,560     $           7,200     $         113,313
   Contracts in payout
      (annuitization period)           $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
                                       ===================     ===================     =================     =================
      Units Outstanding                             29,560                  11,888                 7,111               106,910
                                       ===================     ===================     =================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $               -
         Asset Manager Option 2        $                 -     $                 -     $               -     $               -
         Big Edge                      $                 -     $                 -     $               -     $               -
         Freedom Edge(R)               $                 -     $                 -     $               -     $               -
         Group Strategic Edge(R)       $                 -     $                 -     $               -     $            1.06
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              0.96     $                 -     $               -     $            1.06
         Phoenix Investor's Edge(R)
            Option 2                   $                 -     $                 -     $            1.01     $            1.06
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $                 -     $              1.06     $               -     $            1.06
         Phoenix Spectrum Edge(R)
            Option 2                   $              0.96     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Retirement Planner's Edge     $                 -     $                 -     $               -     $               -
         Templeton Investment Plus     $                 -     $                 -     $               -     $               -
         The Big Edge Choice(R)--NY    $                 -     $                 -     $               -     $            1.06
         The Big Edge Plus(R)          $                 -     $                 -     $               -     $            1.06
         The Phoenix Edge(R)--VA NY
            Option 1                   $                 -     $                 -     $               -     $               -
         The Phoenix Edge(R)--VA NY
            Option 2                   $                 -     $              1.06     $               -     $               -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                        OPPENHEIMER MAIN
                                        STREET SMALL CAP
                                       FUND/VA - SERVICE       PHOENIX CAPITAL        PHOENIX GROWTH       PHOENIX MID-CAP
                                             SHARES             GROWTH SERIES        AND INCOME SERIES      GROWTH SERIES
                                       -----------------       ---------------       -----------------     ---------------
Assets:
   Investments at fair value           $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
      Shares                          {            1,308}     {      9,673,039}     {        1,195,614}   {      1,149,616}
      Cost                            {$          24,190}     {$   142,846,736}     {$      12,951,102}   {$    15,161,809}
                                       -----------------       ---------------       -----------------     ---------------
   Total Assets                        $          24,822       $   147,167,479       $      17,349,543     $    15,477,453

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $               -       $             -       $               -     $             -
                                       -----------------       ---------------       -----------------     ---------------
   Total Net Assets                    $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
Net Assets:
   Accumulation Units                  $          24,822       $   146,044,829       $      17,298,299     $    15,355,588
   Contracts in payout
      (annuitization period)           $               -       $     1,122,650       $          51,244     $       121,865
                                       -----------------       ---------------       -----------------     ---------------
      Total Net Assets                 $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
                                       =================       ===============       =================     ===============
      Units Outstanding                           24,347            25,554,621              12,709,728          12,170,179
                                       =================       ===============       =================     ===============
      Unit Value
         Asset Manager Option 1        $               -       $             -       $               -     $             -
         Asset Manager Option 2        $               -       $             -       $               -     $             -
         Big Edge                      $               -       $          9.79       $            1.48     $          1.25
         Freedom Edge(R)               $               -       $          1.15       $            1.45     $             -
         Group Strategic Edge(R)       $               -       $          9.32       $            1.45     $          1.36
         Phoenix Dimensions(SM)
            Option 1                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 2                   $               -       $             -       $            1.19     $             -
         Phoenix Dimensions(SM)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Income Choice(R)      $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 1                   $               -       $          1.01       $            1.26     $          0.94
         Phoenix Investor's Edge(R)
            Option 2                   $            0.99       $          1.00       $            1.25     $          0.93
         Phoenix Investor's Edge(R)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.00       $          1.07       $            1.29     $          0.98
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.00       $          1.06       $            1.28     $          0.98
         Phoenix Spectrum Edge(R)
            Option 3                   $               -       $          1.05       $            1.27     $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Retirement Planner's Edge     $               -       $          0.87       $            1.19     $          0.77
         Templeton Investment Plus     $               -       $             -       $               -     $             -
         The Big Edge Choice(R)--NY    $               -       $          0.75       $            1.35     $          1.29
         The Big Edge Plus(R)          $            1.04       $          9.32       $            1.45     $          1.36
         The Phoenix Edge(R)--VA NY
            Option 1                   $               -       $          0.64       $            1.12     $          0.86
         The Phoenix Edge(R)--VA NY
            Option 2                   $               -       $          0.70       $            1.13     $          0.74

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                          PHOENIX MULTI-      PHOENIX MULTI-
                                       PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM     PHOENIX STRATEGIC
                                       MARKET SERIES      INCOME SERIES         BOND SERIES        ALLOCATION SERIES
                                       -------------      --------------     -----------------     -----------------
Assets:
   Investments at fair value           $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735
      Shares                          {    2,373,669}    {     4,213,173}   {          370,514}   {       12,343,946}
      Cost                            {$  23,736,699}    {$   40,322,496}   {$       3,713,977}   {$     157,606,987}
                                       -------------      --------------     -----------------     -----------------
   Total Assets                        $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $          55      $            -     $               -     $               -
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
Net Assets:
   Accumulation Units                  $  23,355,602      $   38,257,003     $       3,709,211     $     162,811,728
   Contracts in payout
      (annuitization period)           $     381,042      $      703,185     $               -     $       1,340,007
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
                                       =============      ==============     =================     =================
      Units Outstanding                   12,526,704          10,923,227             3,386,173            27,109,879
                                       =============      ==============     =================     =================
      Unit Value
         Asset Manager Option 1        $           -      $            -     $               -     $               -
         Asset Manager Option 2        $           -      $            -     $               -     $               -
         Big Edge                      $        2.71      $         6.32     $            1.10     $            7.47
         Freedom Edge(R)               $        1.02      $         1.17     $               -     $               -
         Group Strategic Edge(R)       $        2.57      $         6.02     $            1.09     $            7.11
         Phoenix Dimensions(SM)
            Option 1                   $           -      $         1.07     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $        1.04      $         1.06     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Income Choice(R)      $        1.05      $         1.41     $               -     $               -
         Phoenix Income Choice(R)
            with GPAF                  $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $        1.01      $         1.34     $            1.10     $            1.24
         Phoenix Investor's Edge(R)
            Option 2                   $        1.01      $         1.33     $            1.09     $            1.23
         Phoenix Investor's Edge(R)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $        1.04      $         1.37     $            1.12     $            1.27
         Phoenix Spectrum Edge(R)
            Option 2                   $        1.03      $         1.36     $            1.11     $            1.26
         Phoenix Spectrum Edge(R)
            Option 3                   $           -      $            -     $               -     $            1.25
         Phoenix Spectrum Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Retirement Planner's Edge     $        1.03      $         1.39     $               -     $            1.22
         Templeton Investment Plus     $        1.63      $            -     $               -     $               -
         The Big Edge Choice(R)--NY    $        1.17      $         1.46     $            1.09     $            1.50
         The Big Edge Plus(R)          $        2.57      $         6.02     $            1.09     $            7.11
         The Phoenix Edge(R)--VA NY
            Option 1                   $        1.07      $         1.43     $            1.13     $            1.33
         The Phoenix Edge(R)--VA NY
            Option 2                   $        1.05      $         1.38     $            1.11     $            1.28

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                               PHOENIX-S&P
                                                                  PHOENIX-ALGER        PHOENIX-DUFF &         DYNAMIC ASSET
                                          PHOENIX-ABERDEEN       SMALL-CAP GROWTH    PHELPS REAL ESTATE     ALLOCATION SERIES:
                                        INTERNATIONAL SERIES          SERIES         SECURITIES SERIES      AGGRESSIVE GROWTH
                                        --------------------     ----------------    ------------------     ------------------
Assets:
   Investments at fair value            $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
      Shares                           {           3,678,161}   {         290,130}  {           800,748}   {            30,871}
      Cost                             {$         42,836,820}   {$      4,747,351}  {$       12,548,273}   {$          317,796}
                                        --------------------     ----------------    ------------------     ------------------
   Total Assets                         $         65,470,522     $      5,410,976    $       28,513,315     $          344,178

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $                  -     $              -    $                -     $                -
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
Net Assets:
   Accumulation Units                   $         65,187,972     $      5,309,158    $       28,288,764     $          118,952
   Contracts in payout
      (annuitization period)            $            282,550     $        101,818    $          224,551     $                -
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company    $                  -     $              -    $                -     $          225,226
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
                                        ====================     ================    ==================     ==================
      Units Outstanding                           22,829,909            2,623,412             5,528,881                107,371
                                        ====================     ================    ==================     ==================
      Unit Value
         Asset Manager Option 1         $                  -     $              -    $                -     $                -
         Asset Manager Option 2         $                  -     $              -    $                -     $                -
         Big Edge                       $               3.56     $           2.09    $             6.38     $                -
         Freedom Edge(R)                $               2.05     $              -    $                -     $                -
         Group Strategic Edge(R)        $               3.41     $           2.07    $             6.27     $                -
         Phoenix Dimensions(SM)
            Option 1                    $               1.50     $              -    $             1.49     $                -
         Phoenix Dimensions(SM)
            Option 2                    $               1.50     $              -    $             1.48     $                -
         Phoenix Dimensions(SM)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Dimensions(SM)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Income Choice(R)       $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 1                    $               1.98     $           2.03    $             3.02     $                -
         Phoenix Investor's Edge(R)
            Option 2                    $               1.96     $           2.02    $             3.00     $             1.11
         Phoenix Investor's Edge(R)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 1                    $               1.99     $           2.08    $             3.03     $                -
         Phoenix Spectrum Edge(R)
            Option 2                    $               1.98     $           2.07    $             3.01     $                -
         Phoenix Spectrum Edge(R)
            Option 3                    $               1.96     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Retirement Planner's Edge      $               1.75     $           2.05    $             3.16     $                -
         Templeton Investment Plus      $                  -     $              -    $                -     $                -
         The Big Edge Choice(R)--NY     $               1.54     $           2.05    $             3.66     $                -
         The Big Edge Plus(R)           $               3.41     $           2.07    $             6.27     $                -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               1.47     $           2.10    $             3.47     $                -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               1.56     $           2.07    $             3.34     $                -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                          PHOENIX-S&P              PHOENIX-S&P             PHOENIX-S&P
                                         DYNAMIC ASSET            DYNAMIC ASSET           DYNAMIC ASSET         PHOENIX-SANFORD
                                       ALLOCATION SERIES:       ALLOCATION SERIES:      ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                  MODERATE            MODERATE GROWTH           VALUE SERIES
                                       --------------------     ------------------      ------------------     -----------------
Assets:
   Investments at fair value           $            242,099     $          426,263     $         1,282,025     $      20,386,106
      Shares                          {              22,278}   {            40,934}   {            119,578}   {        1,443,373}
      Cost                            {$            223,049}   ($          414,296}   {$         1,201,939}   {$      15,706,328}
                                       --------------------     ------------------     -------------------     -----------------
   Total Assets                        $            242,099     $          426,263     $         1,282,025     $      20,386,106

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                  -     $                -     $                 -     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
Net Assets:
   Accumulation Units                  $             22,149     $          214,879     $         1,064,466     $      19,972,373
   Contracts in payout
      (annuitization period)           $                  -     $                -     $                 -     $         413,733
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company   $            219,950     $          211,384     $           217,559     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
      Units Outstanding                              20,413                207,630                 992,500            10,487,952
                                       ====================     ==================     ===================     =================
      Unit Value
         Asset Manager Option 1        $                  -     $                -     $                 -     $               -
         Asset Manager Option 2        $                  -     $                -     $                 -     $               -
         Big Edge                      $                  -     $                -     $                 -     $            1.96
         Freedom Edge(R)               $                  -     $             1.04     $              1.07     $            1.71
         Group Strategic Edge(R)       $                  -     $                -     $                 -     $            1.97
         Phoenix Dimensions(SM)
            Option 1                   $                  -     $                -     $              1.08     $            1.21
         Phoenix Dimensions(SM)
            Option 2                   $                  -     $                -     $                 -     $            1.20
         Phoenix Dimensions(SM)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Income Choice(R)      $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $                  -     $                -     $              1.07     $            1.74
         Phoenix Investor's Edge(R)
            Option 2                   $                  -     $                -     $                 -     $            1.72
         Phoenix Investor's Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $               1.09     $                -     $              1.08     $            1.72
         Phoenix Spectrum Edge(R)
            Option 2                   $                  -     $                -     $              1.08     $            1.71
         Phoenix Spectrum Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Retirement Planner's Edge     $                  -     $                -     $              1.07     $            2.21
         Templeton Investment Plus     $                  -     $                -     $                 -     $               -
         The Big Edge Choice(R)--NY    $               1.04     $                -     $                 -     $            1.96
         The Big Edge Plus(R)          $                  -     $             1.03     $              1.04     $            1.97
         The Phoenix Edge(R)--VA NY
            Option 1                   $                  -     $                -     $                 -     $            2.30
         The Phoenix Edge(R)--VA NY
            Option 2                   $                  -     $                -     $              1.08     $            2.12

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                       PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN            REALRETURN
                                       BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                       CAP VALUE SERIES         SERIES             INDEX SERIES          ADVISOR CLASS
                                       ----------------     ---------------     -----------------     --------------------
Assets:
   Investments at fair value           $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
      Shares                          {         658,234}   {      1,018,282}   {        1,640,045}   {               6,493}
      Cost                            {$      8,425,230}   {$    12,688,690}   {$      17,732,450}   {$             77,875}
                                       ----------------     ---------------     -----------------     --------------------
   Total Assets                        $     11,213,225     $    13,965,197     $      20,932,512     $             73,383

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -     $             -     $               -     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
Net Assets:
   Accumulation Units                  $     11,049,452     $    13,620,386     $      12,812,130     $             73,383
   Contracts in payout
      (annuitization period)           $        163,773     $       344,811     $       8,120,382     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
                                       ================     ===============     =================     ====================
      Units Outstanding                       5,152,067           8,584,744            17,343,481                   74,009
                                       ================     ===============     =================     ====================
      Unit Value
         Asset Manager Option 1        $              -     $             -     $               -     $                  -
         Asset Manager Option 2        $              -     $             -     $               -     $                  -
         Big Edge                      $           2.09     $          1.80     $            1.43     $                  -
         Freedom Edge(R)               $           1.80     $             -     $               -     $                  -
         Group Strategic Edge(R)       $           2.31     $          1.86     $            1.44     $                  -
         Phoenix Dimensions(SM)
            Option 1                   $              -     $          1.25     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 2                   $           1.23     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)      $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)
            with GPAF                  $              -     $             -     $            1.05     $                  -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.85     $          1.33     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 2                   $           1.83     $          1.32     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Investor's Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.82     $          1.35     $            1.21     $                  -
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.81     $          1.34     $            1.20     $               0.95
         Phoenix Spectrum Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Retirement Planner's Edge     $           1.99     $          1.10     $            1.10     $                  -
         Templeton Investment Plus     $              -     $             -     $               -     $                  -
         The Big Edge Choice(R)--NY    $           2.02     $          1.83     $            1.15     $                  -
         The Big Edge Plus(R)          $           2.31     $          1.86     $            1.44     $               1.00
         The Phoenix Edge(R)--VA NY
            Option 1                   $           2.21     $          1.12     $            1.20     $               0.95
         The Phoenix Edge(R)--VA NY
            Option 2                   $           2.23     $          1.10     $            0.98     $                  -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                       RYDEX VARIABLE
                                        PIMCO VIT REAL          PIMCO VIT TOTAL         TRUST INVERSE
                                       RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                         ADVISOR CLASS           ADVISOR CLASS            BOND FUND         TRUST NOVA FUND
                                       ------------------      ------------------      ---------------      ---------------
Assets:
   Investments at fair value            $         129,251       $         193,358       $      884,385       $       56,986
      Shares                                      {10,834}     {           19,107}     {        41,039}     {         5,648}
      Cost                             {$         135,450}     {$         195,168}     {$    1,005,347}     {$       43,056}
                                       ------------------      ------------------      ---------------      ---------------
   Total Assets                         $         129,251       $         193,358       $      884,385       $       56,986

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
Net Assets:
   Accumulation Units                   $         129,251       $         193,358       $      884,385       $       56,986
   Contracts in payout
      (annuitization period)            $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
      Units Outstanding                           128,784                 190,481              967,429               34,793
                                       ==================      ==================      ===============      ===============
      Unit Value
         Asset Manager Option 1         $               -       $               -       $            -       $            -
         Asset Manager Option 2         $               -       $               -       $            -       $            -
         Big Edge                       $            1.00       $            1.01       $            -       $            -
         Freedom Edge(R)                $               -       $               -       $            -       $            -
         Group Strategic Edge(R)        $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 1                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 2                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Income Choice(R)       $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 1                    $               -       $               -       $         0.91       $            -
         Phoenix Investor's Edge(R)
            Option 2                    $               -       $               -       $         0.91       $         1.63
         Phoenix Investor's Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 1                    $               -       $            1.03       $         0.93       $         1.67
         Phoenix Spectrum Edge(R)
            Option 2                    $            1.02       $               -       $         0.93       $            -
         Phoenix Spectrum Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Retirement Planner's Edge      $               -       $               -       $            -       $            -
         Templeton Investment Plus      $               -       $               -       $            -       $            -
         The Big Edge Choice(R)--NY     $               -       $               -       $            -       $            -
         The Big Edge Plus(R)           $            1.00       $            1.01       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               -       $               -       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               -       $            1.03       $         0.93       $            -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                TEMPLETON                TEMPLETON
                                       RYDEX VARIABLE       DEVELOPING MARKETS           DEVELOPING           TEMPLETON FOREIGN
                                        TRUST SECTOR         SECURITIES FUND -       MARKETS SECURITIES       SECURITIES FUND -
                                        ROTATION FUND            CLASS 1              FUND - CLASS 2                CLASS 1
                                       --------------       ------------------       ------------------       -----------------
Assets:
   Investments at fair value            $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
      Shares                           {       61,437}      {           73,803}      {          147,504}      {       1,379,342}
      Cost                             {$     627,815}      {$         485,162}      {$       1,447,175}      {$     14,054,858}
                                        -------------        -----------------        -----------------        ----------------
   Total Assets                         $     827,560        $       1,027,340        $       2,034,091        $     26,193,712

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $           -        $               -        $               -        $              -
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
Net Assets:
   Accumulation Units                   $     826,138        $       1,027,340        $       2,024,970        $     26,161,732
   Contracts in payout
      (annuitization period)            $       1,422        $               -        $           9,121        $         31,980
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
      Units Outstanding                       531,914                  687,154                1,351,649               7,522,606
                                        =============        =================        =================        ================
      Unit Value
         Asset Manager Option 1         $           -        $               -        $               -        $              -
         Asset Manager Option 2         $           -        $               -        $               -        $              -
         Big Edge                       $        1.57        $               -        $            1.45        $              -
         Freedom Edge(R)                $           -        $               -        $               -        $              -
         Group Strategic Edge(R)        $        1.56        $               -        $            1.40        $              -
         Phoenix Dimensions(SM)
            Option 1                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 2                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Income Choice(R)       $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 1                    $        1.53        $               -        $            1.07        $              -
         Phoenix Investor's Edge(R)
            Option 2                    $        1.53        $               -        $            1.06        $              -
         Phoenix Investor's Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                    $        1.57        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 2                    $        1.56        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Retirement Planner's Edge      $           -        $               -        $               -        $              -
         Templeton Investment Plus      $           -        $            1.50        $               -        $           3.48
         The Big Edge Choice(R)--NY     $        1.55        $               -        $            3.15        $              -
         The Big Edge Plus(R)           $        1.56        $               -        $            1.40        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                    $        1.58        $               -        $            2.89        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                    $        1.56        $               -        $            2.76        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                       TEMPLETON FOREIGN       TEMPLETON GLOBAL       TEMPLETON GLOBAL        TEMPLETON GLOBAL
                                       SECURITIES FUND -       ASSET ALLOCATION       ASSET ALLOCATION       INCOME SECURITIES
                                            CLASS 2             FUND - CLASS 1         FUND - CLASS 2          FUND - CLASS 1
                                      ------------------       ----------------       ----------------       -----------------
Assets:
   Investments at fair value           $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
      Shares                          {          416,050}      {      1,909,951}      {         90,279}      {         293,261}
      Cost                            {$       7,448,167}      {$    22,199,903}      {$     1,951,996}      {$      3,144,728}
                                      ------------------       ----------------       ----------------       -----------------
   Total Assets                        $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007

Liabilities:
   Payable to Phoenix Life
       Insurance Company               $               -        $             -        $             -        $              -
                                      ------------------       ----------------       ----------------       -----------------
       Total Net Assets                $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
Net Assets:
   Accumulation Units                  $       7,729,210        $    41,557,203        $     1,939,962        $      4,530,985
   Contracts in payout
      (annuitization period)           $          59,235        $       385,323        $        23,604        $         82,022
                                      ------------------       ----------------       ----------------       -----------------
      Total Net Assets                 $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
      Units Outstanding                        4,538,294              8,238,998                974,170               1,505,195
                                      ==================       ================       ================       =================
      Unit Value
         Asset Manager Option 1        $               -        $             -        $             -        $              -
         Asset Manager Option 2        $               -        $             -        $             -        $              -
         Big Edge                      $            1.68        $             -        $          2.02        $              -
         Freedom Edge(R)               $               -        $             -        $             -        $              -
         Group Strategic Edge(R)       $            1.81        $             -        $          2.06        $              -
         Phoenix Dimensions(SM)
            Option 1                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 2                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Income Choice(R)      $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 1                   $            1.64        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 2                   $            1.63        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.66        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.65        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Retirement Planner's Edge     $            1.45        $             -        $             -        $              -
         Templeton Investment Plus     $               -        $          5.09        $             -        $           3.06
         The Big Edge Choice(R)--NY    $            1.45        $             -        $          1.81        $              -
         The Big Edge Plus(R)          $            1.81        $             -        $          2.06        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                   $            1.53        $             -        $          1.59        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                   $            1.36        $             -        $          1.65        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                      TEMPLETON GROWTH       TEMPLETON GROWTH         VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -       EQUITY AND INCOME               WANGER
                                            CLASS 1               CLASS 2          PORTFOLIO - CLASS II      INTERNATIONAL SELECT
                                      -----------------      ----------------      --------------------      --------------------
Assets:
   Investments at fair value           $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
      Shares                          {       5,831,130}     {        831,579}     {              6,388}     {            324,107}
      Cost                            {$     75,435,009}     {$    10,401,663}     {$            92,236}     {$         5,570,352}
                                       ----------------       ---------------       -------------------       -------------------
   Total Assets                        $     94,231,059       $    13,247,065       $            95,115       $         8,627,725

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -       $             -       $                 -       $                 -
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
Net Assets:
   Accumulation Units                  $     93,414,233       $    13,112,131       $            95,115       $         8,584,052
   Contracts in payout
      (annuitization period)           $        816,826       $       134,934       $                 -       $            43,673
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
      Units Outstanding                      16,669,831             6,638,810                    92,079                 3,233,883
                                       ================       ===============       ===================       ===================
      Unit Value
         Asset Manager Option 1        $              -       $             -        $                -       $                 -
         Asset Manager Option 2        $              -       $             -        $                -       $                 -
         Big Edge                      $              -       $          2.22        $                -       $              1.62
         Freedom Edge(R)               $              -       $          1.69        $                -       $                 -
         Group Strategic Edge(R)       $              -       $          2.16        $                -       $              2.83
         Phoenix Dimensions(SM)
            Option 1                   $              -       $          1.31        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              -       $          1.30        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Income Choice(R)      $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              -       $          1.57        $                -       $              2.27
         Phoenix Investor's Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.25
         Phoenix Investor's Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              -       $          1.58        $                -       $              2.37
         Phoenix Spectrum Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.35
         Phoenix Spectrum Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Retirement Planner's Edge     $              -       $          1.52        $                -       $              1.89
         Templeton Investment Plus     $           5.65       $             -        $                -       $                 -
         The Big Edge Choice(R)--NY    $              -       $          1.82        $                -       $              2.84
         The Big Edge Plus(R)          $              -       $          2.16        $             1.03       $              2.83
         The Phoenix Edge(R)--VA NY
            Option 1                   $              -       $          1.61        $                -       $              2.02
         The Phoenix Edge(R)--VA NY
            Option 2                   $              -       $          1.53        $                -       $              2.00

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                             WANGER
                                      INTERNATIONAL SMALL                            WANGER U.S.
                                              CAP              WANGER SELECT      SMALLER COMPANIES
                                      -------------------      -------------      -----------------
Assets:
   Investments at fair value           $       67,850,542       $  7,845,337       $     70,385,504
      Shares                          {         1,624,386}     {     300,012}     {       1,935,794}
      Cost                            {$       24,859,499}     {$  4,141,745}     {$     25,394,527}
                                       ------------------       ------------       ----------------
   Total Assets                        $       67,850,542       $  7,845,337       $     70,385,504

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                -       $          -       $              -
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
Net Assets:
   Accumulation Units                  $       67,668,650       $  7,781,042       $     70,163,097
   Contracts in payout
      (annuitization period)           $          181,892       $     64,295       $        222,407
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
      Units Outstanding                        12,024,125          2,979,417             18,547,398
                                       ==================       ============       ================
      Unit Value
         Asset Manager Option 1        $                -       $          -       $              -
         Asset Manager Option 2        $                -       $          -       $              -
         Big Edge                      $             6.02       $       2.30       $           4.63
         Freedom Edge(R)               $                -       $          -       $           1.55
         Group Strategic Edge(R)       $             6.31       $       2.77       $           4.50
         Phoenix Dimensions(SM)
            Option 1                   $                -       $       1.34       $             -
         Phoenix Dimensions(SM)
            Option 2                   $             1.58       $          -       $             -
         Phoenix Dimensions(SM)
            Option 3                   $                -       $          -       $             -
         Phoenix Dimensions(SM)
            Option 4                   $                -       $          -       $             -
         Phoenix Income Choice(R)      $                -       $          -       $             -
         Phoenix Investor's Edge(R)
            Option 1                   $             2.61       $        1.78      $          1.57
         Phoenix Investor's Edge(R)
            Option 2                   $             2.59       $        1.77      $          1.55
         Phoenix Investor's Edge(R)
            Option 3                   $                -       $           -      $             -
         Phoenix Investor's Edge(R)
            Option 4                   $                -       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $             2.71       $        1.86      $          1.63
         Phoenix Spectrum Edge(R)
            Option 2                   $             2.69       $        1.85      $          1.62
         Phoenix Spectrum Edge(R)
            Option 3                   $             2.68       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $                -       $           -      $             -
         Retirement Planner's Edge     $             2.20       $        1.92      $          1.59
         Templeton Investment Plus     $                -       $           -      $             -
         The Big Edge Choice(R)--NY    $             3.42       $        2.86      $          1.80
         The Big Edge Plus(R)          $             6.31       $        2.77      $          4.50
         The Phoenix Edge(R)--VA NY
            Option 1                   $             2.03       $        2.11      $          1.75
         The Phoenix Edge(R)--VA NY
            Option 2                   $             2.06       $        2.04      $          1.74

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                       AIM V.I. CAPITAL                                 AIM V.I. MID CAP         ALGER AMERICAN
                                      APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -       LEVERAGED ALLCAP
                                          CLASS I                FUND - CLASS I             CLASS I           PORTFOLIO - CLASS O
                                      -------------------     --------------------     ------------------     -------------------
Income:
   Dividends                          $             2,119      $             6,945     $           18,422     $                 -
Expenses:
   Mortality and expense fees                      40,970                   11,263                 72,219                  45,860
   Administrative fees                              2,142                      528                    779                   1,510

                                      -------------------     --------------------     ------------------     -------------------
Net investment income (loss)                      (40,993)                  (4,846)               (54,576)                (47,370)
                                      -------------------     --------------------     ------------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          10,455                   (3,453)               650,289                 185,367
   Realized gain distributions                          -                        -                196,282                       -
                                      -------------------     --------------------     ------------------     -------------------
   Realized gain (loss)                            10,455                   (3,453)               846,571                 185,367
                                      -------------------     --------------------     ------------------     -------------------
Change in unrealized appreciation
  (depreciation) during the year                  202,357                  105,945                (74,330)                453,258
                                      -------------------     --------------------     ------------------     -------------------
Net increase (decrease) in net
  assets from operations              $           171,819      $            97,646     $          717,665     $           591,255
                                      ===================     ====================     ==================     ===================

                                                                                                                 FIDELITY VIP
                                      DWS EQUITY 500        FEDERATED FUND FOR         FEDERATED HIGH            CONTRAFUND(R)
                                      INDEX FUND VIP -       U.S. GOVERNMENT          INCOME BOND FUND       PORTFOLIO - SERVICE
                                          CLASS A             SECURITIES II         II - PRIMARY SHARES              CLASS
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $         92,541      $          771,290      $           474,501      $           312,195
Expenses:
   Mortality and expense fees                  103,536                 234,852                   68,150                  346,532
   Administrative fees                           3,688                  12,485                    3,057                   10,070
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (14,683)                523,953                  403,294                  (44,407)
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                      437,841                  19,352                   15,273                  238,617
   Realized gain distributions                       -                       -                        -                2,348,123
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                        437,841                  19,352                   15,273                2,586,740
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year              691,245                   4,262                   76,503                  181,231
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $      1,114,403      $          547,567      $           495,070      $         2,723,564
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      FIDELITY VIP GROWTH
                                         OPPORTUNITIES        FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                      PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                            CLASS                    CLASS                 CLASS 2           - SERVICE SHARES
                                      -------------------     -------------------     -----------------     -------------------
Income:
   Dividends                          $            12,003     $            15,618     $             999     $                 -
Expenses:
   Mortality and expense fees                      29,669                  61,440                 3,136                  58,098
   Administrative fees                              1,371                   2,522                   270                     270
                                      -------------------     -------------------     -----------------     -------------------
Net investment income (loss)                      (19,037)                (48,344)               (2,407)                (58,368)
                                      -------------------     -------------------     -----------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          22,000                 287,087                 2,801                 748,998
   Realized gain distributions                          -                       -                   134                 449,797
                                      -------------------     -------------------     -----------------     -------------------
   Realized gain (loss)                            22,000                 287,087                 2,935               1,198,795
                                      -------------------     -------------------     -----------------     -------------------
Change in unrealized appreciation
   (depreciation) during the year                 141,345                   7,793                44,481                (167,692)
                                      -------------------     -------------------     -----------------     -------------------
Net increase (decrease) in net
   assets from operations             $           144,308     $           246,536     $          45,009     $           972,735
                                      ===================     ===================     =================     ===================

                                                              LORD ABBETT GROWTH
                                       LORD ABBETT BOND-          AND INCOME          LORD ABBETT MID-         MUTUAL SHARES
                                      DEBENTURE PORTFOLIO     PORTFOLIO - CLASS      CAP VALUE PORTFOLIO     SECURITIES FUND -
                                           - CLASS VC                 VC                  - CLASS VC               CLASS 2
                                      -------------------     ------------------     -------------------     -----------------
Income:
   Dividends                          $           190,299     $          137,909     $            17,128     $         158,907
Expenses:
   Mortality and expense fees                      69,516                136,315                  65,690               153,072
   Administrative fees                              2,653                  6,875                   1,108                 3,778
                                      -------------------     ------------------     -------------------     -----------------
Net investment income (loss)                      118,130                 (5,281)                (49,670)                2,057
                                      -------------------     ------------------     -------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         301,862                 63,344                 372,862                54,403
   Realized gain distributions                          -                369,552                 266,873               404,694
                                      -------------------     ------------------     -------------------     -----------------
   Realized gain (loss)                           301,862                432,896                 639,735                459,09
                                      -------------------     ------------------     -------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                 125,097              1,152,821                 (25,256)             1,485,269
                                      -------------------     ------------------     -------------------     -----------------
Net increase (decrease) in net
   assets from operations             $           545,089     $        1,580,436     $           564,809     $        1,946,423
                                      ===================     ==================     ===================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                         OPPENHEIMER
                                                                                           CAPITAL              OPPENHEIMER
                                        NEUBERGER BERMAN       NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO            AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                      PORTFOLIO - S CLASS     PORTFOLIO - S CLASS           SHARES                SHARES
                                      -------------------     -------------------     -----------------     -----------------
Income:
   Dividends                          $                 -     $                25     $               -     $               -
Expenses:
   Mortality and expense fees                          79                      28                    30                   158
   Administrative fees                                  9                       3                     1                     9
                                      -------------------     -------------------     -----------------     -----------------
Net investment income (loss)                          (88)                     (6)                  (31)                 (167)
                                      -------------------     -------------------     -----------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           (2)                     10                  (228)                   10
   Realized gain distributions                        719                       -                     -                     -
                                      -------------------     -------------------     -----------------     -----------------
   Realized gain (loss)                               717                      10                  (228)                   10
                                      -------------------     -------------------     -----------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                     510                     675                    10                 3,215
                                      -------------------     -------------------     -----------------     -----------------
Net increase (decrease) in net
   assets from operations             $             1,139     $               679     $            (249)     $          3,058
                                      ===================     ===================     =================     =================

                                       OPPENHEIMER MAIN
                                       STREET SMALL CAP
                                      FUND/VA - SERVICE     PHOENIX CAPITAL      PHOENIX GROWTH       PHOENIX MID-CAP
                                            SHARES          GROWTH SERIES       AND INCOME SERIES      GROWTH SERIES
                                      -----------------     ---------------     -----------------     ---------------
Income:
   Dividends                          $               -     $       291,630     $         178,181     $             -
Expenses:
   Mortality and expense fees                        34           1,971,642               201,839             102,889
   Administrative fees                                3               9,104                 8,866               2,769
                                      -----------------     ---------------     -----------------     ---------------
Net investment income (loss)                        (37)         (1,689,116)              (32,524)           (105,658)
                                      -----------------     ---------------     -----------------     ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                          1          (1,053,687)              450,052               8,713
   Realized gain distributions                        -                   -                     -                   -
                                      -----------------     ---------------     -----------------     ---------------
   Realized gain (loss)                               1          (1,053,687)              450,052               8,713
                                      -----------------     ---------------     -----------------     ---------------
Change in unrealized appreciation
   (depreciation) during the year                   631           4,581,257             1,960,174             216,321
                                      -----------------     ---------------     -----------------     ---------------
Net increase (decrease) in net
   assets from operations             $             595     $     1,838,454     $       2,377,702     $       119,376
                                      =================     ===============     =================     ===============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                         PHOENIX MULTI-        PHOENIX MULTI-
                                      PHOENIX MONEY       SECTOR FIXED       SECTOR SHORT TERM      PHOENIX STRATEGIC
                                      MARKET SERIES      INCOME SERIES           BOND SERIES        ALLOCATION SERIES
                                      -------------      --------------      -----------------      -----------------
Income:
   Dividends                          $   1,169,327      $    2,140,916      $         171,826      $       4,368,007
Expenses:
   Mortality and expense fees               346,354             520,467                 47,731              2,080,267
   Administrative fees                        9,665               9,972                  2,004                  9,435
                                      -------------      --------------      -----------------      -----------------
Net investment income (loss)                813,308           1,610,477                122,091              2,278,305
                                      -------------      --------------      -----------------      -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         -            (318,200)                 7,076              3,118,892
   Realized gain distributions                    -                   -                      -             20,182,899
                                      -------------      --------------      -----------------      -----------------
   Realized gain (loss)                           -            (318,200)                 7,076             23,301,791
                                      -------------      --------------      -----------------      -----------------
Change in unrealized appreciation
   (depreciation) during the year                 -             920,896                 26,603             (7,281,985)
                                      -------------      --------------      -----------------      -----------------
Net increase (decrease) in net
   assets from operations             $     813,308      $    2,213,173      $         155,770      $      18,298,111
                                      =============      ==============      =================      =================

                                                                                                              PHOENIX-S&P
                                                                PHOENIX-ALGER         PHOENIX-DUFF &         DYNAMIC ASSET
                                        PHOENIX-ABERDEEN       SMALL-CAP GROWTH     PHELPS REAL ESTATE     ALLOCATION SERIES:
                                      INTERNATIONAL SERIES          SERIES           SECURITIES SERIES     AGGRESSIVE GROWTH
                                      --------------------     ----------------     ------------------     ------------------
Income:
   Dividends                          $          1,203,990     $            581     $          331,835     $            3,454
Expenses:
   Mortality and expense fees                      686,207               58,962                319,868                    623
   Administrative fees                               8,157                  861                  7,835                     46
                                      --------------------     ----------------     ------------------     ------------------
Net investment income (loss)                       509,626              (59,242)                 4,132                  2,785
                                      --------------------     ----------------     ------------------     ------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                     2,143,622            1,337,379              1,484,564                     (3)
   Realized gain distributions                           -                    -              2,021,581                      -
                                      --------------------     ----------------     ------------------     ------------------
   Realized gain (loss)                          2,143,622            1,337,379              3,506,145                     (3)
                                      --------------------     ----------------     ------------------     ------------------
Change in unrealized appreciation
   (depreciation) during the year               10,195,332             (282,978)             4,391,856                  1,156
                                      --------------------     ----------------     ------------------     ------------------
Net increase (decrease) in
   net assets from operations         $         12,848,580     $        995,159     $        7,902,133     $            3,938
                                      ====================     ================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                         PHOENIX-S&P            PHOENIX-S&P            PHOENIX-S&P
                                        DYNAMIC ASSET          DYNAMIC ASSET          DYNAMIC ASSET         PHOENIX-SANFORD
                                      ALLOCATION SERIES:     ALLOCATION SERIES:     ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                MODERATE            MODERATE GROWTH         VALUE SERIES
                                      ------------------     ------------------     ------------------     -----------------
Income:
   Dividends                          $            2,884     $            6,292     $           16,266     $          81,727
Expenses:
   Mortality and expense fees                        116                    947                  6,292               248,299
   Administrative fees                                15                     78                    653                 7,359
                                      ------------------     ------------------     ------------------     -----------------
Net investment income (loss)                       2,753                  5,267                  9,321              (173,931)
                                      ------------------     ------------------     ------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           4                  3,136                    429               785,203
   Realized gain distributions                         -                      -                  2,239             2,483,080

                                      ------------------     ------------------     ------------------     -----------------
   Realized gain (loss)                                4                  3,136                  2,668             3,268,283
                                      ------------------     ------------------     ------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                   (901)                   583                 62,527              (537,568)
                                      ------------------     ------------------     ------------------     -----------------
Net increase (decrease) in
   net assets from operations         $            1,856     $            8,986     $           74,516     $       2,556,784
                                      ==================     ==================     ==================     =================

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                      PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN             REALRETURN
                                      BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                      CAP VALUE SERIES          SERIES             INDEX SERIES          ADVISOR CLASS
                                      ----------------     ---------------     -----------------     --------------------
Income:
   Dividends                          $         23,189     $       227,661     $         215,763     $              1,781
Expenses:
   Mortality and expense fees                  138,319             166,291               283,577                       82
   Administrative fees                           4,789               5,956                 2,958                        4

                                      ----------------     ---------------     -----------------     --------------------
Net investment income (loss)                  (119,919)             55,414               (70,772)                   1,695
                                      ----------------     ---------------     -----------------     --------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                   453,209             506,900               550,730                     (308)
   Realized gain distributions               1,611,057           2,235,106                     -                      193
                                      ----------------     ---------------     -----------------     --------------------
   Realized gain (loss)                      2,064,266           2,742,006               550,730                     (115)
                                      ----------------     ---------------     -----------------     --------------------
Change in unrealized appreciation
   (depreciation) during the year             (383,194)           (316,736)            1,440,018                   (4,492)
                                      ----------------     ---------------     -----------------     --------------------
Net increase (decrease) in
   net assets from operations         $      1,561,153     $     2,480,684     $       1,919,976     $             (2,912)
                                      ================     ===============     =================     ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                                                                         RYDEX VARIABLE
                                            PIMCO VIT REAL        PIMCO VIT TOTAL         TRUST INVERSE
                                         RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                           ADVISOR CLASS          ADVISOR CLASS             BOND FUND         TRUST NOVA FUND
                                         ------------------      ------------------      ---------------      ---------------
Income:
   Dividends                             $              787      $            1,060      $        36,951      $           718
Expenses:
   Mortality and expense fees                           183                     251               22,659                  963
   Administrative fees                                    7                      15                1,816                   76
                                         ------------------      ------------------      ---------------      ---------------
Net investment income (loss)                            597                     794               12,476                 (321)
                                         ------------------      ------------------      ---------------      ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                            -                       (13)             (87,598)               5,475
   Realized gain distributions                        3,427                     886                  -                    -
                                         ------------------      ------------------      ---------------      ---------------
   Realized gain (loss)                               3,427                     873              (87,598)               5,475
                                         ------------------      ------------------      ---------------      ---------------
Change in unrealized appreciation
   (depreciation) during the year                    (6,200)                 (1,809)             187,397                5,205
                                         ------------------      ------------------      ---------------      ---------------
Net increase (decrease) in
   net assets from operations            $           (2,176)     $             (142)     $       112,275      $        10,359
                                         ==================      ==================      ===============      ===============

                                                                TEMPLETON              TEMPLETON
                                      RYDEX VARIABLE         DEVELOPING MARKETS        DEVELOPING            TEMPLETON FOREIGN
                                       TRUST SECTOR          SECURITIES FUND -      MARKETS SECURITIES        SECURITIES FUND -
                                      ROTATION FUND              CLASS 1              FUND - CLASS 2             CLASS 1
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $            -        $           12,568      $            23,844      $           348,591
Expenses:
   Mortality and expense fees                   13,051                  12,950                   24,281                  312,203
   Administrative fees                             168                   1,288                      352                   31,062
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (13,219)                 (1,670)                    (789)                   5,326
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
     on sale of fund shares                     46,953                  79,205                  139,548                1,303,632
   Realized gain distributions                  42,580                     -                        -                        -
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                         89,533                  79,205                  139,548                1,303,632
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year               12,291                 145,716                  314,704                3,285,952
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $         88,605      $          223,251      $           453,463      $         4,594,910
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      TEMPLETON FOREIGN      TEMPLETON GLOBAL         TEMPLETON GLOBAL         TEMPLETON GLOBAL
                                      SECURITIES FUND -      ASSET ALLOCATION         ASSET ALLOCATION        INCOME SECURITIES
                                           CLASS 2            FUND - CLASS 1           FUND - CLASS 2           FUND - CLASS 1
                                      -----------------     ------------------      -------------------      -------------------
Income:
   Dividends                          $          95,489     $        2,951,758      $           135,433      $           144,239
Expenses:
   Mortality and expense fees                    94,765                506,320                   25,356                   58,297
   Administrative fees                            3,095                 50,375                      265                    5,800
                                      -----------------     ------------------      -------------------      -------------------
Net investment income (loss)                     (2,371)             2,395,063                  109,812                   80,142
                                      -----------------     ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      (124,114)             1,651,697                   22,599                  156,258
   Realized gain distributions                      -                2,553,107                  121,071                      -
                                      -----------------     ------------------      -------------------      -------------------
   Realized gain (loss)                        (124,114)             4,204,804                  143,670                  156,258
                                      -----------------     ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year             1,515,605                678,146                  125,585                  277,546
                                      -----------------     ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $       1,389,120     $        7,278,013      $           379,067      $           513,946
                                      =================     ==================      ===================      ===================

                                      TEMPLETON GROWTH      TEMPLETON GROWTH           VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -        EQUITY AND INCOME            WANGER
                                            CLASS 1               CLASS 2           PORTFOLIO - CLASS II    INTERNATIONAL SELECT
                                      -----------------     ------------------      --------------------    --------------------
Income:
   Dividends                          $       1,342,453     $          151,479      $                -      $             18,814
Expenses:
   Mortality and expense fees                 1,134,136                144,460                       178                  89,506
   Administrative fees                          112,838                  2,440                       -                     1,496
                                      -----------------     ------------------      --------------------    --------------------
Net investment income (loss)                     95,479                  4,579                      (178)                (72,188)
                                      -----------------     ------------------      --------------------    --------------------
Realized gains (losses)
    on investments
    Realized gain (loss)
    on sale of fund shares                    1,435,290                188,645                         2                 129,464
    Realized gain distributions               3,307,804                422,010                       -                       -
                                      -----------------     ------------------      --------------------    --------------------
    Realized gain (loss)                      4,743,094                610,655                         2                 129,464
                                      -----------------     ------------------      --------------------    --------------------
Change in unrealized appreciation
   (depreciation) during the year            12,152,249              1,560,206                     2,879               2,072,717
                                      -----------------     ------------------      --------------------    --------------------
Net increase (decrease) in net
   assets from operations             $      16,990,822     $        2,175,440      $              2,703    $          2,129,993
                                      =================     ==================      ====================    ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                            WANGER
                                      INTERNATIONAL SMALL                             WANGER U.S.
                                             CAP               WANGER SELECT      SMALLER COMPANIES
                                      -------------------     ---------------     -----------------
Income:
   Dividends                          $           375,771     $        30,021     $         193,830
Expenses:
   Mortality and expense fees                     809,064              93,765               973,670
   Administrative fees                              7,375               1,440                11,432
                                      -------------------     ---------------     -----------------
Net investment income (loss)                     (440,668)            (65,184)             (791,272)
                                      -------------------     ---------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      7,715,230              469,892            13,450,062
   Realized gain distributions                       -                249,258             2,734,155
                                      -------------------     ---------------     -----------------
   Realized gain (loss)                         7,715,230             719,150            16,184,217
                                      -------------------     ---------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year              12,409,248             583,694           (10,490,044)
                                      -------------------     ---------------     -----------------
Net increase (decrease) in net
   assets from operations             $        19,683,810     $     1,237,660     $       4,902,901
                                      ===================     ===============     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                   AIM V.I. CAPITAL APPRECIATION                   AIM V.I. CORE EQUITY
                                                          FUND - CLASS I                               FUND - CLASS I
                                              ------------------------------------         -------------------------------------
                                                   2006                   2005                  2006                 2005
                                                   ----                   ----                  ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (40,993)          $    (30,678)           $    (4,846)        $        -
      Realized gains (losses)                        10,455                 22,159                 (3,453)                 -
      Unrealized appreciation
         (depreciation) during the year             202,357                219,949                105,945                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net assets
   from operations                                  171,819                211,430                 97,646                  -
                                               ------------           ------------            -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            556,942                441,657                 14,499                  -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     805,257                368,774              1,333,415                  -
      Transfers for contract
         benefits and terminations                 (579,267)              (375,040)              (143,242)                 -
      Contract maintenance charges                   (6,807)                (3,299)                (1,615)                 -
      Net change to contracts in
         payout period                                   (5)                   (56)                     -                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                     776,120                432,036              1,203,057                  -
                                               ------------           ------------            -----------         ------------
         Total increase (decrease)
            in net assets                           947,939                643,466              1,300,703                  -

Net assets at beginning of period                 2,824,309              2,180,843                      -                  -
                                               ------------           ------------            -----------         ------------
Net assets at end of period                   $   3,772,248           $  2,824,309            $ 1,300,703         $        -
                                              =============           ============            ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                  AIM V.I. MID CAP CORE EQUITY                ALGER AMERICAN LEVERAGED ALLCAP
                                                        FUND - CLASS I                               PORTFOLIO - CLASS O
                                             ---------------------------------------        ----------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)           $      (54,576)           $     (47,697)       $    (47,370)          $  (46,479)
      Realized gains (losses)                       846,571                  202,636             185,367              234,742
      Unrealized appreciation
         (depreciation) during the year             (74,330)                 (13,087)            453,258              233,416
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                  717,665                  141,852             591,255              421,679
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
         contract owners                             23,625                   31,203             106,591              232,789
      Transfers between Investment
         Options (including
         Guaranteed Interest
         Account), net                             (180,735)                 381,514               2,188             (366,332)
      Transfers for contract
         benefits and terminations                 (469,083)                (264,552)           (767,714)            (696,417)
      Contract maintenance charges                   (1,458)                  (2,143)             (7,867)              (9,249)
      Net change to contracts in
         payout period                               (1,454)                       -                (526)              (5,120)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (629,105)                 146,022            (667,328)            (844,329)

Increase (decrease) in amounts
   retained in PHLVIC Universal
   Life Separate Account, net                    (4,768,588)                 251,142                 -                    -
                                             --------------            -------------        ------------           ----------
         Total increase (decrease)
            in net assets                        (4,680,028)                 539,016             (76,073)            (422,650)

Net assets at beginning of period                 6,625,890                6,086,874           3,790,026            4,212,676
                                             --------------            -------------        ------------           ----------
Net assets at end of period                 $     1,945,862          $     6,625,890        $  3,713,953           $3,790,026
                                            ===============          ===============        ============           ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                    DWS EQUITY 500 INDEX FUND                 FEDERATED FUND FOR U.S. GOVERNMENT
                                                         VIP - CLASS A                                  SECURITIES II
                                             ---------------------------------------        --------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      (14,683)           $      18,770        $    523,953           $  541,281
      Realized gains (losses)                       437,841                  356,492              19,352               16,715
      Unrealized appreciation
         (depreciation) during the year             691,245                 (118,692)              4,262             (421,300)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                1,114,403                  256,570             547,567              136,696
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
           contract owners                          962,420                  548,944           2,187,558            2,111,841
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     815,273                  443,100           1,904,019            1,163,798
      Transfers for contract
           benefits and terminations             (2,948,415)              (2,077,683)         (3,955,482)          (5,260,860)
      Contract maintenance charges                  (24,865)                 (17,811)            (32,186)             (49,722)
      Net change to contracts in
          payout period                                (338)                     259             (11,845)             (18,162)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                  (1,195,925)              (1,103,191)             92,064            (2,053,105)
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                           (81,522)                (846,621)            639,631            (1,916,409)

Net assets at beginning of period                 8,488,558                9,335,179          19,120,078            21,036,487
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    8,407,036            $   8,488,558        $ 19,759,709           $19,120,078
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             FEDERATED HIGH INCOME BOND FUND II -           FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                        PRIMARY SHARES                                   SERVICE CLASS
                                             ---------------------------------------      ----------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      403,294           $      318,950        $    (44,407)          $  (260,993)
      Realized gains (losses)                        15,273                   52,330           2,586,740               830,814
      Unrealized appreciation
         (depreciation) during the year              76,503                 (289,916)            181,231             2,890,548
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net assets
   from operations                                  495,070                   81,364           2,723,564             3,460,369
                                             --------------            -------------        ------------           -----------
Contract transactions:
      Payments received from
         contract owners                             91,516                  269,690             697,648               974,501
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     488,045                1,367,965           5,861,823             6,818,965
      Transfers for contract
         benefits and terminations               (1,232,563)              (1,048,094)         (5,030,374)           (4,009,537)
      Contract maintenance charges                   (7,273)                  (7,404)            (26,980)              (34,709)
      Net change to contracts in
         payout period                               (1,533)                  (3,691)             (1,484)               (1,355)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
      transactions                                 (661,808)                 578,466           1,500,633             3,747,865
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                          (166,738)                 659,830           4,224,197             7,208,234

Net assets at beginning of period                 5,707,474                5,047,644          25,307,260            18,099,026
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    5,540,736            $   5,707,474        $ 29,531,457           $25,307,260
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH OPPORTUNITIES           FIDELITY VIP GROWTH
                                                  PORTFOLIO - SERVICE CLASS            PORTFOLIO - SERVICE CLASS
                                             ----------------------------------    ---------------------------------
                                                 2006                  2005            2006                  2005
                                                 ----                  ----            ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $  (19,037)          $   (7,245)     $   (48,344)         $   (53,294)
      Realized gains (losses)                     22,000               23,924          287,087              187,184
      Unrealized appreciation
         (depreciation) during the year          141,345               97,248            7,793               87,803
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   from operations                               144,308              113,927          246,536              221,693
                                              ----------           ----------      -----------          -----------
Contract transactions:
      Payments received from
         contract owners                         674,786              278,507          108,897              371,559
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           647,540              493,302         (567,240)            (989,855)
      Transfers for contract
         benefits and terminations              (401,156)            (174,432)      (1,158,488)          (1,027,518)
      Contract maintenance charges                (5,087)              (4,159)          (9,986)             (14,152)
      Net change to contracts in
         payout period                                49                   28           (1,272)               2,791
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions          916,132              593,246       (1,628,089)          (1,657,175)
                                              ----------           ----------      -----------          -----------
         Total increase (decrease)
            in net assets                      1,060,440              707,173       (1,381,553)          (1,435,482)

Net assets at beginning of period              1,880,771            1,173,598        5,721,731            7,157,213
                                              ----------           ----------      -----------          -----------
Net assets at end of period                   $2,941,211           $1,880,771      $ 4,340,178          $ 5,721,731
                                              ==========           ==========      ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  FRANKLIN INCOME SECURITIES           LAZARD RETIREMENT SMALL CAP
                                                         FUND - CLASS 2                 PORTFOLIO - SERVICE SHARES
                                              ----------------------------------     ---------------------------------
                                                  2006                   2005            2006                 2005
                                                  ----                   ----            ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $   (2,407)           $       -        $   (58,368)         $   (45,089)
      Realized gains (losses)                       2,935                    -           1,198,795              389,947
      Unrealized appreciation
         (depreciation) during the year            44,481                    -            (167,692)             90,946
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   from operations                                 45,009                    -             972,735             435,804
                                               ----------            ------------     ------------         -----------
Contract transactions:
      Payments received from contract owners    1,154,515                    -              17,682              14,474
      Transfers between Investment Options
         (including Guaranteed Interest
          Account), net                           380,830                    -              21,958             296,482
      Transfers for contract
         benefits and terminations               (219,329)                   -            (221,513)            (82,353)
      Contract maintenance charges                   (166)                   -              (1,798)             (1,044)
      Net change to contracts in
         payout period                                -                      -                 (93)                134
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   resulting from contract transactions         1,315,850                    -            (183,764)            227,693

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                       -                      -          (5,552,133)          4,657,542
                                               ----------            ------------     ------------         -----------
         Total increase (decrease)
            in net assets                       1,360,859                    -          (4,763,162)          5,321,039

Net assets at beginning of period                     -                      -           5,321,039                -
                                               ----------            ------------     ------------         -----------
Net assets at end of period                    $1,360,859            $       -        $    557,877         $ 5,321,039
                                               ==========            ============     ============         ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT BOND-DEBENTURE          LORD ABBETT GROWTH AND INCOME
                                                       PORTFOLIO - CLASS VC                PORTFOLIO - CLASS VC
                                                ---------------------------------    -----------------------------------
                                                    2006                 2005              2006                 2005
                                                    ----                 ----              ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  118,130           $  239,343       $    (5,281)         $    20,607
      Realized gains (losses)                       301,862               65,920           432,896              574,605
      Unrealized appreciation (depreciation)
         during the year                            125,097             (100,883)        1,152,821              (32,688)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                  545,089              204,380         1,580,436              562,524
                                                 ----------           ----------       -----------          -----------
Contract transactions:
      Payments received from contract owners        101,998               89,100         1,062,649              502,002
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              420,440            3,236,082         1,490,094            9,458,605
      Transfers for contract
         benefits and terminations                 (738,055)            (236,870)       (2,264,268)            (676,530)
      Contract maintenance charges                   (3,728)              (2,373)          (18,075)              (4,749)
      Net change to contracts in payout period           14                  683              (560)                (674)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions            (219,331)           3,086,622           269,840            9,278,654

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                  (2,938,852)           2,650,057               -                    -
                                                 ----------           ----------       -----------          -----------
         Total increase (decrease)
            in net assets                        (2,613,094)           5,941,059         1,850,276            9,841,178

Net assets at beginning of period                 5,941,059                  -           9,841,178                  -
                                                 ----------           ----------       -----------          -----------
Net assets at end of period                      $3,327,965           $5,941,059       $11,691,454          $ 9,841,178
                                                 ==========           ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT MID-CAP VALUE        MUTUAL SHARES SECURITIES
                                                      PORTFOLIO - CLASS VC                FUND - CLASS 2
                                                   --------------------------     ------------------------------
                                                       2006           2005             2006             2005
                                                       ----           ----             ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                  $  (49,670)   $  (23,695)      $     2,057      $   (39,262)
      Realized gains (losses)                          639,735       381,926           459,097           92,500
      Unrealized appreciation (depreciation)
         during the year                               (25,256)      215,729         1,485,269          844,953
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   from operations                                     564,809       573,960         1,946,423          898,191
                                                    ----------    ----------       -----------      -----------
Contract transactions:
      Payments received from
         contract owners                                71,313        98,931         1,422,497          299,006
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                (558,562)    4,502,442         2,866,862        2,839,674
      Transfers for contract
         benefits and terminations                    (988,511)     (512,381)       (2,208,309)      (1,657,804)
      Contract maintenance charges                      (5,113)       (2,888)          (11,753)         (13,790)
      Net change to contracts in payout period             (29)          229             8,340           (1,470)
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   resulting from contract transactions             (1,480,902)    4,086,333         2,077,637        1,465,616

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      (1,789,816)    1,604,858               -                -
                                                    ----------    ----------       -----------      -----------
         Total increase (decrease) in net assets    (2,705,909)    6,265,151         4,024,060        2,363,807

Net assets at beginning of period                    6,265,151           -          10,855,419        8,491,612
                                                    ----------    ----------       -----------      -----------
Net assets at end of period                         $3,559,242    $6,265,151       $14,879,479      $10,855,419
                                                    ==========    ==========       ===========      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      NEUBERGER BERMAN AMT FASCIANO     NEUBERGER BERMAN AMT GUARDIAN
                                                           PORTFOLIO - S CLASS             PORTFOLIO - S CLASS
                                                      -----------------------------    ------------------------------
                                                         2006                  2005         2006               2005
                                                         ----                  ----         ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (88)             $  -        $    (6)              $  -
      Realized gains (losses)                              717                 -             10                  -
      Unrealized appreciation (depreciation)
         during the year                                   510                 -            675                  -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets
   from operations                                       1,139                 -            679                  -
                                                       -------              -------     -------               -------
Contract transactions:
   Payments received from contract owners                2,808                 -            -                    -
   Transfers between Investment Options
      (including Guaranteed Interest Account), net      24,802                 -         12,003                  -
   Transfers for contract
      benefits and terminations                           (261)                -           (122)                 -
   Contract maintenance charges                              -                 -            -                    -
   Net change to contracts in payout period                  -                 -            -                    -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets resulting
   from contract transactions                           27,349                 -         11,881                  -
                                                       -------              -------     -------               -------
         Total increase (decrease) in net assets        28,488                 -         12,560                  -

Net assets at beginning of period                            -                 -            -                    -
                                                       -------              -------     -------               -------
Net assets at end of period                            $28,488              $  -        $12,560               $  -
                                                       =======              =======     =======               =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     OPPENHEIMER CAPITAL APPRECIATION    OPPENHEIMER GLOBAL SECURITIES
                                                         FUND/VA - SERVICE SHARES          FUND/VA - SERVICE SHARES
                                                     --------------------------------    ------------------------------
                                                        2006                   2005         2006                 2005
                                                        ----                   ----         ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                    $    (31)               $  -        $   (167)             $  -
      Realized gains (losses)                             (228)                  -              10                 -
      Unrealized appreciation (depreciation)
         during the year                                    10                   -           3,215                 -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets
   from operations                                        (249)                  -           3,058                 -
                                                      --------                -------     --------              -------
Contract transactions:
      Payments received from
         contract owners                                 1,650                   -          18,439                 -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                  18,747                   -          92,047                 -
      Transfers for contract
         benefits and terminations                     (12,948)                  -            (231)                -
      Contract maintenance charges                         -                     -             -                   -
      Net change to contracts in payout period             -                     -             -                   -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets resulting
   from contract transactions                            7,449                   -         110,255                 -
                                                      --------                -------     --------              -------
         Total increase (decrease) in net assets         7,200                   -         113,313                 -

Net assets at beginning of period                          -                     -             -                   -
                                                      --------                -------     --------              -------
Net assets at end of period                           $  7,200                $  -        $113,313              $  -
                                                      ========                =======     ========              =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       OPPENHEIMER MAIN STREET SMALL
                                                        CAP FUND/VA - SERVICE SHARES       PHOENIX CAPITAL GROWTH SERIES
                                                       -----------------------------     --------------------------------
                                                         2006                 2005            2006             2005
                                                         ----                 ----            ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                      $   (37)             $  -         $ (1,689,116)     $ (2,438,348)
      Realized gains (losses)                                 1                 -           (1,053,687)       (6,254,143)
      Unrealized appreciation (depreciation)
         during the year                                    631                 -            4,581,257        11,638,438
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   from operations                                          595                 -            1,838,454         2,945,947
                                                        -------              -------      ------------      ------------
Contract transactions:
      Payments received from
         contract owners                                  3,294                 -            2,651,616         3,076,057
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                   20,936                 -           (8,639,708)      (21,665,365)
      Transfers for contract
         benefits and terminations                          -                   -          (33,946,403)      (36,955,718)
      Contract maintenance charges                         (3)                  -             (254,500)         (326,047)
      Net change to contracts in payout period              -                   -                   59            10,689
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   resulting from contract transactions                  24,227                 -          (40,188,936)      (55,860,384)
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net              -                   -                  -          (2,947,821)
                                                        -------              -------      ------------      ------------
         Total increase (decrease) in net assets         24,822                 -          (38,350,482)      (55,862,258)

Net assets at beginning of period                           -                   -          185,517,961       241,380,219
                                                        -------              -------      ------------      ------------
Net assets at end of period                             $24,822              $  -         $147,167,479      $185,517,961
                                                        =======              =======      ============      ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       PHOENIX GROWTH AND INCOME SERIES       PHOENIX MID-CAP GROWTH SERIES
                                                      -----------------------------------     -----------------------------
                                                           2006                  2005              2006             2005
                                                           ----                  ----              ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (32,524)          $   (85,696)     $  (105,658)      $ (109,956)
      Realized gains (losses)                              450,052             1,031,063            8,713         (628,683)
      Unrealized appreciation (depreciation)
         during the year                                 1,960,174              (368,994)         216,321          922,249
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets
   from operations                                       2,377,702               576,373          119,376          183,610
                                                       -----------           -----------      -----------       ----------
Contract transactions:
      Payments received from
         contract owners                                   669,010             1,012,354          286,042          287,252
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                     633,245            (1,667,806)       9,691,665       (1,791,993)
      Transfers for contract
         benefits and terminations                      (3,374,215)           (4,259,344)      (2,350,656)      (1,525,419)
      Contract maintenance charges                         (23,381)              (25,711)         (19,348)         (19,486)
      Net change to contracts in payout period                (311)               (1,571)           2,962            6,269
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (2,095,652)           (4,942,078)       7,610,665       (3,043,377)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net                -               (5,825,071)            -                -
                                                       -----------           -----------      -----------       ----------
          Total increase (decrease) in net assets          282,050           (10,190,776)       7,730,041       (2,859,767)

Net assets at beginning of period                       17,067,493            27,258,269        7,747,412       10,607,179
                                                       -----------           -----------      -----------       ----------
Net assets at end of period                            $17,349,543           $17,067,493      $15,477,453       $7,747,412
                                                       ===========           ===========      ===========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                      PHOENIX MULTI-SECTOR FIXED
                                                 PHOENIX MONEY MARKET SERIES                INCOME SERIES
                                               -------------------------------     ---------------------------------
                                                    2006               2005             2006               2005
                                                    ----               ----             ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   813,308       $   313,833       $ 1,610,477        $  1,763,955
      Realized gains (losses)                           -                 -            (318,200)           (452,155)
      Unrealized appreciation (depreciation)
         during the year                                -                 -             920,896          (1,115,930)
                                                -----------       -----------       -----------        ------------
Net increase (decrease) in net assets
   from operations                                  813,308           313,833         2,213,173             195,870
                                                -----------       -----------       -----------        ------------
Contract transactions:
      Payments received from contract owners      2,985,435         3,150,145           802,019           1,140,984
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           15,633,572         6,206,675            27,547          (1,407,061)
      Transfers for contract
         benefits and terminations              (23,081,304)       (8,407,883)      (10,770,311)        (11,372,911)
      Contract maintenance charges                  (59,281)          (66,169)          (41,573)            (54,723)
      Net change to contracts in
         payout period                                 (243)           27,914            37,708              (2,970)
                                                -----------       -----------       -----------        ------------

Net increase (decrease) in net assets
   resulting from contract transactions          (4,521,821)          910,682        (9,944,610)        (11,696,681)
                                                -----------       -----------       -----------        ------------
          Total increase (decrease)
             in net assets                       (3,708,513)        1,224,515        (7,731,437)        (11,500,811)

Net assets at beginning of period                27,445,157        26,220,642        46,691,625          58,192,436
                                                -----------       -----------       -----------        ------------
Net assets at end of period                     $23,736,644       $27,445,157       $38,960,188        $ 46,691,625
                                                ===========       ===========       ===========        ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                PHOENIX MULTI-SECTOR SHORT
                                                     TERM BOND SERIES            PHOENIX STRATEGIC ALLOCATION SERIES
                                              ------------------------------     -----------------------------------
                                                    2006               2005           2006                  2005
                                                    ----               ----           ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $  122,091         $   71,642      $  2,278,305         $  2,137,872
      Realized gains (losses)                       7,076             (2,795)       23,301,791            7,349,901
      Unrealized appreciation (depreciation)
         during the year                           26,603            (66,946)       (7,281,985)          (8,856,518)
                                               ----------         ----------      ------------         ------------
Net increase (decrease) in net assets
   from operations                                155,770              1,901        18,298,111              631,255
                                               ----------         ----------      ------------         ------------
Contract transactions:
      Payments received from
         contract owners                           99,875            126,259         1,637,928            2,548,588
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            723,739          1,607,879        (8,471,654)          (7,892,090)
      Transfers for contract
         benefits and terminations               (678,519)          (410,511)      (31,112,937)         (34,781,605)
      Contract maintenance charges                 (3,014)              (977)         (140,425)            (177,632)
      Net change to contracts in
         payout period                                -                  -               1,727              134,648
                                               ----------         ----------      ------------         ------------

Net increase (decrease) in net assets
   resulting from contract transactions           142,081          1,322,650       (38,085,361)         (40,168,091)
                                               ----------         ----------      ------------         ------------
          Total increase (decrease)
             in net assets                        297,851          1,324,551       (19,787,250)         (39,536,836)

Net assets at beginning of period               3,411,360          2,086,809       183,938,985          223,475,821
                                               ----------         ----------      ------------         ------------
Net assets at end of period                    $3,709,211         $3,411,360      $164,151,735         $183,938,985
                                               ==========         ==========      ============         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               PHOENIX-ABERDEEN INTERNATIONAL        PHOENIX-ALGER SMALL-CAP
                                                           SERIES                            GROWTH SERIES
                                               -------------------------------     -----------------------------
                                                     2006            2005              2006              2005
                                                     ----            ----              ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   509,626       $ 1,371,080       $  (59,242)      $  (44,390)
      Realized gains (losses)                     2,143,622         2,964,661        1,337,379          379,979
      Unrealized appreciation (depreciation)
         during the year                         10,195,332         3,440,198         (282,978)        (196,521)
                                                -----------       -----------       ----------       ----------
Net increase (decrease) in net assets
   from operations                               12,848,580         7,775,939          995,159          139,068
                                                -----------       -----------       ----------       ----------
Contract transactions:
      Payments received from
         contract owners                          1,187,255           735,858           36,426          129,051
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           10,426,172        (1,191,521)       4,197,475          (59,932)
      Transfers for contract
         benefits and terminations              (10,626,801)       (9,324,679)        (408,996)        (224,180)
      Contract maintenance charges                  (55,700)          (60,926)          (3,953)          (1,081)
      Net change to contracts in
         payout period                               (1,499)           (2,452)          (1,936)          (1,848)
                                                -----------       -----------       ----------       ----------

Net increase (decrease) in net assets
   resulting from contract transactions             929,427        (9,843,720)       3,819,016         (157,990)
                                                -----------       -----------       ----------       ----------
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -          (8,780,742)      (3,301,284)         326,592
                                                -----------       -----------       ----------       ----------
          Total increase (decrease)
             in net assets                       13,778,007       (10,848,523)       1,512,891          307,670

Net assets at beginning of period                51,692,515        62,541,038        3,898,085        3,590,415
                                                -----------       -----------       ----------       ----------
Net assets at end of period                     $65,470,522       $51,692,515       $5,410,976       $3,898,085
                                                ===========       ===========       ==========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-DUFF & PHELPS REAL           PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ESTATE SECURITIES SERIES                 SERIES: AGGRESSIVE GROWTH
                                               -------------------------------       -------------------------------------
                                                    2006                 2005           2006                      2005
                                                    ----                 ----           ----                      ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     4,132        $   105,074        $  2,785                 $     -
      Realized gains (losses)                     3,506,145          2,404,494              (3)                      -
      Unrealized appreciation (depreciation)
         during the year                          4,391,856            335,843           1,156                       -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   from operations                                7,902,133          2,845,411           3,938                       -
                                                -----------        -----------        --------                 ----------
Contract transactions:
      Payments received from
         contract owners                            712,789            812,154         115,014                       -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            1,455,730          1,291,029             -                         -
      Transfers for contract
         benefits and terminations               (5,218,634)        (3,751,380)            -                         -
      Contract maintenance charges                  (35,914)           (26,838)            -                         -
      Net change to contracts in
         payout period                                6,882             33,158             -                         -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   resulting from contract transactions          (3,079,147)        (1,641,877)        115,014                       -

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -                  -           225,226                       -
                                                -----------        -----------        --------                 ----------
          Total increase (decrease)
             in net assets                        4,822,986          1,203,534         344,178                       -

Net assets at beginning of period                23,690,329         22,486,795             -                         -
                                                -----------        -----------        --------                 ----------
Net assets at end of period                     $28,513,315        $23,690,329        $344,178                 $     -
                                                ===========        ===========        ========                 ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-S&P DYNAMIC ASSET         PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ALLOCATION SERIES: GROWTH                    SERIES: MODERATE
                                               ------------------------------     --------------------------------------
                                                     2006             2005            2006                        2005
                                                     ----             ----            ----                        ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     2,753        $    -           $    5,267                  $    -
      Realized gains (losses)                             4             -                3,136
      Unrealized appreciation (depreciation)
         during the year                               (901)            -                  583                       -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   from operations                                    1,856             -                8,986                       -
                                                -----------        ---------        ----------                  ---------

Contract transactions:
      Payments received from contract owners             59             -              199,473                       -
      Transfers between Investment Options
         (including Guaranteed Interest
            Account), net                            20,269             -                8,595                       -
      Transfers for contract
         benefits and terminations                      -               -               (2,175)                      -
      Contract maintenance charges                      (35)            -                  -                         -
      Net change to contracts in payout period          -               -                  -                         -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   resulting from contract transactions              20,293             -              205,893                       -
                                                -----------        ---------        ----------                  ---------

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      219,950             -              211,384                       -
                                                -----------        ---------        ----------                  ---------
         Total increase (decrease) in
            net assets                              242,099             -              426,263                       -

Net assets at beginning of period                       -               -                  -                         -
                                                -----------        ---------        ----------                  ---------
Net assets at end of period                     $   242,099        $    -           $  426,263                  $    -
                                                ===========        =========        ==========                  =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-S&P DYNAMIC ASSET             PHOENIX-SANFORD BERNSTEIN MID-CAP
                                              ALLOCATION SERIES: MODERATE GROWTH                VALUE SERIES
                                              ----------------------------------       ---------------------------------
                                                    2006                  2005               2006                 2005
                                                    ----                  ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    9,321              $     -          $  (173,931)         $  (250,215)
      Realized gains (losses)                       2,668                    -            3,268,283            2,095,465
      Unrealized appreciation (depreciation)
         during the year                           62,527                    -             (537,568)            (500,834)
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                 74,516                    -            2,556,784            1,344,416
                                               ----------              ----------       -----------          -----------
Contract transactions:
      Payments received from
         contract owners                          732,427                    -              703,730              730,755
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            263,275                    -             (534,581)           1,230,681
      Transfers for contract
         benefits and terminations                 (5,682)                   -           (3,604,514)          (3,229,461)
      Contract maintenance charges                    (70)                   -              (26,293)             (23,392)
      Net change to contracts in
         payout period                               -                       -                  523                5,199
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions           989,950                    -           (3,461,135)          (1,286,218)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                   217,559                    -                 -                    -
                                               ----------              ----------       -----------          -----------
          Total increase (decrease)
             in net assets                      1,282,025                    -             (904,351)              58,198

Net assets at beginning of period                    -                       -           21,290,457           21,232,259
                                               ----------              ----------       -----------          -----------
Net assets at end of period                    $1,282,025              $     -          $20,386,106          $21,290,457
                                               ==========              ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   PHOENIX-SANFORD BERNSTEIN
                                                    SMALL-CAP VALUE SERIES             PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                               ---------------------------------       ----------------------------------
                                                    2006                 2005               2006                 2005
                                                    ----                 ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $  (119,919)        $  (138,258)        $    55,414         $    (20,111)
      Realized gains (losses)                     2,064,266             819,652           2,742,006              410,048
      Unrealized appreciation (depreciation)
         during the year                           (383,194)            (47,422)           (316,736)             167,582
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   from operations                                1,561,153             633,972           2,480,684              557,519
                                                -----------         -----------         -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            420,741             253,910             241,229              737,764
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              204,852           1,725,521            (594,801)          (1,865,602)
      Transfers for contract
         benefits and terminations               (2,444,415)         (1,889,592)         (2,420,663)          (3,503,944)
      Contract maintenance charges                  (14,353)            (11,352)            (16,125)             (23,734)
      Net change to contracts in
         payout period                                2,361              (1,110)              5,069              (10,859)
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   resulting from contract transactions          (1,830,814)             77,377          (2,785,291)          (4,666,375)
                                                -----------         -----------         -----------         ------------
          Total increase (decrease)
             in net assets                         (269,661)            711,349            (304,607)          (4,108,856)

Net assets at beginning of period                11,482,886          10,771,537          14,269,804           18,378,660
                                                -----------         -----------         -----------         ------------
Net assets at end of period                     $11,213,225         $11,482,886         $13,965,197         $ 14,269,804
                                                ===========         ===========         ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500          PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                             INDEX SERIES                          PORTFOLIO - ADVISOR CLASS
                                                --------------------------------------      --------------------------------------
                                                    2006                      2005                2006                   2005
                                                    ----                      ----              ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  (70,772)              $  (112,048)       $     1,695              $      -
      Realized gains (losses)                        550,730                  352,455               (115)                    -
      Unrealized appreciation
        (depreciation) during the year             1,440,018                   79,924             (4,492)                    -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   from operations                                 1,919,976                  320,331             (2,912)                    -
                                                 -----------              -----------        -----------              -----------
Contract transactions:
       Payments received from
          contract owners                            437,844                  366,186              3,498                     -
       Transfers between Investment Options
          (including Guaranteed Interest
          Account), net                            5,694,930               (1,712,424)            72,843                     -
       Transfers for contract
          benefits and terminations               (3,736,335)              (3,317,607)               (45)                    -
       Contract maintenance charges                  (10,165)                 (16,308)                (1)                    -
       Net change to contracts in
          payout period                              (42,880)                 109,955               -                        -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   resulting from contract transactions            2,343,394               (4,570,198)            76,295                     -
                                                 -----------              -----------        -----------              -----------
         Total increase (decrease)
            in net assets                          4,263,370               (4,249,867)            73,383                     -

Net assets at beginning of period                 16,669,142               20,919,009               -                        -
                                                 -----------              -----------        -----------              -----------
Net assets at end of period                      $20,932,512              $16,669,142        $    73,383              $      -
                                                 ===========              ===========        ===========              ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PIMCO VIT REAL RETURN          PIMCO VIT TOTAL RETURN
                                                PORTFOLIO - ADVISOR CLASS       PORTFOLIO - ADVISOR CLASS
                                                -------------------------      --------------------------
                                                   2006           2005            2006            2005
                                                   ----           ----            ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $    597        $   -          $    794        $    -
      Realized gains (losses)                       3,427            -               873             -
      Unrealized appreciation (depreciation)
         during the year                           (6,200)           -            (1,809)            -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   from operations                                 (2,176)           -              (142)            -
                                                 --------        --------       --------        ---------
Contract transactions:
      Payments received from
         contract owners                                1            -             8,235             -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            131,673            -           198,479             -
      Transfers for contract
         benefits and terminations                   (247)           -           (13,209)            -
      Contract maintenance charges                    -              -                (5)            -
      Net change to contracts in
         payout period                                -              -               -               -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   resulting from contract transactions           131,427            -           193,500             -
                                                 --------        --------       --------        ---------
          Total increase (decrease)
             in net assets                        129,251            -           193,358             -

Net assets at beginning of period                     -              -               -               -
                                                 --------        --------       --------        ---------
Net assets at end of period                      $129,251        $   -          $193,358        $    -
                                                 ========        ========       ========        =========


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                        LONG BOND FUND                         RYDEX VARIABLE TRUST NOVA FUND
                                           -------------------------------------------     ------------------------------------
                                                   2006                     2005                  2006                2005
                                                   ----                     ----                  ----                ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     12,476            $    (30,402)          $      (321)        $     (961)
      Realized gains (losses)                       (87,598)                (14,391)                5,475                 77
      Unrealized appreciation
         (depreciation) during the year             187,397                 (80,833)                5,205              2,784
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net assets
   from operations                                  112,275                (125,626)               10,359              1,900
                                               ------------            ------------           -----------         ----------
Contract transactions:
   Payments received from
      contract owners                                36,799                 181,047                   -               11,741
   Transfers between Investment
      Options (including Guaranteed
      Interest Account), net                       (451,157)                (48,977)                 (512)              (187)
   Transfers for contract
      benefits and terminations                    (517,909)               (150,528)              (28,743)              (268)
   Contract maintenance charges                      (8,080)                 (5,539)                 (252)               (52)
   Net change to contracts in
      payout period                                     -                       -                     -                  -
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (940,347)                (23,997)              (29,507)            11,234
                                               ------------            ------------           -----------         ----------
      Total increase (decrease)
         in net assets                             (828,072)               (149,623)              (19,148)            13,134

Net assets at beginning of period                 1,712,457               1,862,080                76,134             63,000
                                               ------------            ------------           -----------         ----------
Net assets at end of period                    $    884,385            $  1,712,457           $    56,986         $   76,134
                                               ============            ============           ===========         ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      RYDEX VARIABLE TRUST SECTOR            TEMPLETON DEVELOPING MARKETS
                                                            ROTATION FUND                      SECURITIES FUND - CLASS 1
                                                  -----------------------------------     ----------------------------------
                                                          2006             2005                 2006             2005
                                                          ----             ----                 ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $   (13,219)      $     (8,959)        $     (1,670)     $       537
      Realized gains (losses)                             89,533              6,233               79,205           45,864
      Unrealized appreciation (depreciation)
         during the year                                  12,291             94,995              145,716          174,262
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets
   from operations                                        88,605             92,269              223,251          220,663
                                                     -----------       ------------         ------------      -----------
Contract transactions:
   Payments received from
      contract owners                                     10,019             10,128               10,616            3,250
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (131,489)           593,461               76,108          134,481
   Transfers for contract
      benefits and terminations                         (269,363)          (108,356)            (268,537)        (278,577)
   Contract maintenance charges                           (1,693)              (787)                (666)            (688)
   Net change to contracts in payout period                  (18)               (56)                 -                -
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (392,544)           494,390             (182,479)        (141,534)
                                                     -----------       ------------         ------------      -----------

      Total increase (decrease) in net assets           (303,939)           586,659               40,772           79,129

Net assets at beginning of period                      1,131,499            544,840              986,568          907,439
                                                     -----------       ------------         ------------      -----------
Net assets at end of period                          $   827,560       $  1,131,499         $  1,027,340      $   986,568
                                                     ===========       ============         ============      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                             TEMPLETON DEVELOPING
                                                              MARKETS SECURITIES                  TEMPLETON FOREIGN SECURITIES
                                                                FUND - CLASS 2                            FUND - CLASS 1
                                                    ------------------------------------     --------------------------------------
                                                           2006             2005                    2006              2005
                                                           ----             ----                    ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $       (789)    $      1,458            $       5,326     $     (19,266)
      Realized gains (losses)                               139,548          (21,516)               1,303,632         1,041,787
      Unrealized appreciation (depreciation)
         during the year                                    314,704          437,711                3,285,952         1,066,539
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets
   from operations                                          453,463          417,653                4,594,910         2,089,060
                                                       ------------     ------------            -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                        13,434           11,114                   63,678            36,703
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                (61,259)        (105,377)                (250,662)         (492,923)
   Transfers for contract
      benefits and terminations                            (325,787)        (206,794)              (3,003,156)       (3,016,887)
   Contract maintenance charges                                (989)          (1,805)                 (15,232)          (16,563)
   Net change to contracts in payout period                     (46)             (85)                   4,424               (88)
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets resulting
     from contract transactions                            (374,647)        (302,947)              (3,200,948)       (3,489,758)
                                                       ------------     ------------            -------------     -------------

         Total increase (decrease) in net assets             78,816          114,706                1,393,962        (1,400,698)

Net assets at beginning of period                         1,955,275        1,840,569               24,799,750        26,200,448
                                                       ------------     ------------            -------------     -------------
Net assets at end of period                            $  2,034,091     $  1,955,275            $  26,193,712     $  24,799,750
                                                       ============     ============            =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      TEMPLETON FOREIGN SECURITIES            TEMPLETON GLOBAL ASSET ALLOCATION
                                                              FUND - CLASS 2                            FUND - CLASS 1
                                                  -------------------------------------     -------------------------------------
                                                          2006             2005                     2006            2005
                                                          ----             ----                     ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (2,371)    $     (8,446)           $   2,395,063   $   1,047,759
      Realized gains (losses)                             (124,114)        (120,058)               4,204,804       1,481,039
      Unrealized appreciation (depreciation)
         during the year                                 1,515,605          772,499                  678,146      (1,594,205)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets
   from operations                                       1,389,120          643,995                7,278,013         934,593
                                                     -------------     ------------            -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      212,569          549,600                  336,546         145,939
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                   791          442,856                  566,753         (98,773)
   Transfers for contract
      benefits and terminations                         (1,604,949)      (1,196,648)              (6,358,832)     (4,093,761)
   Contract maintenance charges                            (13,338)          (9,398)                 (28,017)        (30,868)
   Net change to contracts in payout period                   (549)            (327)                  (4,489)           (290)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets resulting
   from contract transactions                           (1,405,476)        (213,917)              (5,488,039)     (4,077,753)
                                                     -------------     ------------            -------------   -------------

         Total increase (decrease) in net assets           (16,356)         430,078                1,789,974      (3,143,160)

Net assets at beginning of period                        7,804,801        7,374,723               40,152,552      43,295,712
                                                     -------------     ------------            -------------   -------------
Net assets at end of period                          $   7,788,445     $  7,804,801            $  41,942,526   $  40,152,552
                                                     =============     ============            =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  TEMPLETON GLOBAL ASSET ALLOCATION         TEMPLETON GLOBAL INCOME SECURITIES
                                                            FUND - CLASS 2                              FUND - CLASS 1
                                                -------------------------------------     --------------------------------------
                                                        2006             2005                      2006            2005
                                                        ----             ----                      ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $     109,812     $      61,504            $      80,142    $     248,462
      Realized gains (losses)                            143,670           (36,254)                 156,258           39,077
      Unrealized appreciation (depreciation)
         during the year                                 125,585            20,287                  277,546         (511,090)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   from operations                                       379,067            45,537                  513,946         (223,551)
                                                   -------------     -------------            -------------    -------------
Contract transactions:
   Payments received from
      contract owners                                     18,296            58,353                   71,918           17,631
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (53,986)         (142,466)                  50,439          357,547
   Transfers for contract
      benefits and terminations                         (724,680)         (423,740)                (944,749)        (430,716)
   Contract maintenance charges                           (8,816)           (2,839)                  (3,539)          (3,227)
   Net change to contracts in payout period                 (783)             (133)                    (893)          (1,255)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (769,969)         (510,825)                (826,824)         (60,020)
                                                   -------------     -------------            -------------    -------------
      Total increase (decrease)
         in net assets                                  (390,902)         (465,288)                (312,878)        (283,571)

Net assets at beginning of period                      2,354,468         2,819,756                4,925,885        5,209,456
                                                   -------------     -------------            -------------    -------------
Net assets at end of period                        $   1,963,566     $   2,354,468            $   4,613,007    $   4,925,885
                                                   =============     =============            =============    =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                       TEMPLETON GROWTH SECURITIES               TEMPLETON GROWTH SECURITIES
                                                             FUND - CLASS 1                             FUND - CLASS 2
                                                  -------------------------------------     ------------------------------------
                                                          2006             2005                    2006            2005
                                                          ----             ----                    ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      95,479     $    (139,217)          $       4,579    $    (16,319)
      Realized gains (losses)                            4,743,094           275,875                 610,655          78,779
      Unrealized appreciation (depreciation)
         during the year                                12,152,249         6,323,686               1,560,206         735,585
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   from operations                                      16,990,822         6,460,344               2,175,440         798,045
                                                     -------------     -------------           -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      676,634           477,572               1,410,882         429,991
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (1,779,774)       (1,503,849)                877,390       1,105,022
   Transfers for contract
      benefits and terminations                        (10,651,623)      (11,963,790)             (2,233,954)     (2,121,363)
   Contract maintenance charges                            (57,050)          (61,130)                (19,323)        (16,838)
   Net change to contracts in payout period                 (2,861)            1,361                  (3,138)         (5,618)
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   resulting from contract transactions                (11,814,674)      (13,049,836)                 31,857        (608,806)
                                                     -------------     -------------           -------------   -------------
      Total increase (decrease)
         in net assets                                   5,176,148        (6,589,492)              2,207,297         189,239

Net assets at beginning of period                       89,054,911        95,644,403              11,039,768      10,850,529
                                                     -------------     -------------           -------------   -------------
Net assets at end of period                          $  94,231,059     $  89,054,911           $  13,247,065   $  11,039,768
                                                     =============     =============           =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                        VAN KAMPEN UIF EQUITY AND
                                                       INCOME PORTFOLIO - CLASS II             WANGER INTERNATIONAL SELECT
                                                  -----------------------------------     -------------------------------------
                                                        2006                2005                  2006              2005
                                                        ----                ----                  ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (178)          $     -           $     (72,188)     $      38,399
      Realized gains (losses)                                  2                 -                 129,464             16,567
      Unrealized appreciation (depreciation)
         during the year                                   2,879                 -               2,072,717            707,760
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets
   from operations                                         2,703                 -               2,129,993            762,726
                                                     -----------           ---------         -------------      -------------
Contract transactions:
   Payments received from
      contract owners                                         1                  -                 204,370            168,349
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             92,416                  -               1,527,518            732,510
   Transfers for contract
      benefits and terminations                              -                   -              (1,116,823)          (672,821)
   Contract maintenance charges                              (5)                 -                  (7,748)            (8,708)
   Net change to contracts in payout period                  -                   -                  10,473             (3,163)
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets resulting
   from contract transactions                             92,412                 -                 617,790            216,167
                                                     -----------           ---------         -------------      -------------

         Total increase (decrease) in net assets          95,115                 -               2,747,783            978,893

Net assets at beginning of period                            -                   -               5,879,942          4,901,049
                                                     -----------           ---------         -------------      -------------
Net assets at end of period                          $    95,115           $     -           $   8,627,725      $   5,879,942
                                                     ===========           =========         =============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                     WANGER INTERNATIONAL SMALL CAP                   WANGER SELECT
                                                  ------------------------------------     -------------------------------------
                                                           2006             2005                   2006              2005
                                                           ----             ----                   ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (440,668)   $     (101,870)        $     (65,184)    $     (86,930)
      Realized gains (losses)                             7,715,230         5,564,901               719,150           558,665
      Unrealized appreciation (depreciation)
         during the year                                 12,409,248         5,412,315               583,694           138,455
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   from operations                                       19,683,810        10,875,346             1,237,660           610,190
                                                     --------------    --------------         -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                     1,218,963         1,085,755               140,734           252,815
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (2,784,054)         (651,202)              636,478           251,525
   Transfers for contract
      benefits and terminations                         (11,372,832)      (12,207,223)           (1,698,419)         (695,432)
   Contract maintenance charges                             (68,987)          (64,708)               (9,630)           (6,221)
   Net change to contracts in payout period                  (1,336)             (450)                  225            (2,369)
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (13,008,246)      (11,837,828)             (930,612)         (199,682)
                                                     --------------    --------------         -------------     -------------

      Total increase (decrease) in net assets             6,675,564          (962,482)              307,048           410,508

Net assets at beginning of period                        61,174,978        62,137,460             7,538,289         7,127,781
                                                     --------------    --------------         -------------     -------------
Net assets at end of period                          $   67,850,542    $   61,174,978         $   7,845,337     $   7,538,289
                                                     ==============    ==============         =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                   WANGER U.S. SMALLER COMPANIES
                                                          ---------------------------------------------
                                                                    2006                  2005
                                                                    ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                            $     (791,272)        $   (1,164,319)
      Realized gains (losses)                                     16,184,217             14,555,834
      Unrealized appreciation (depreciation)
         during the year                                         (10,490,044)            (5,128,263)
                                                              --------------         --------------
Net increase (decrease) in net assets
   from operations                                                 4,902,901              8,263,252
                                                              --------------         --------------
Contract transactions:
   Payments received from
      contract owners                                              1,204,951              1,628,871
   Transfers between Investment Options
      (including Guaranteed Interest Account), net                (6,312,157)            (2,867,604)
   Transfers for contract
      benefits and terminations                                  (18,158,940)           (21,407,958)
   Contract maintenance charges                                      (79,902)              (105,150)
   Net change to contracts in payout period                            8,241                  7,956
                                                              --------------         --------------
Net increase (decrease) in net assets resulting
   from contract transactions                                    (23,337,807)           (22,743,885)
                                                              --------------         --------------

         Total increase (decrease) in net assets                 (18,434,906)           (14,480,633)

Net assets at beginning of period                                 88,820,410            103,301,043
                                                              --------------         --------------
Net assets at end of period                                   $   70,385,504         $   88,820,410
                                                              ==============         ==============

                        See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 59 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisors Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap Portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Income Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    AIM V.I. Capital Appreciation Fund - Class I                             $  1,490,091       $    755,065
    AIM V.I. Core Equity Fund - Class I                                         2,066,223            868,013
    AIM V.I. Mid Cap Core Equity Fund - Class I                                   356,943          5,355,442
    Alger American Leveraged AllCap Portfolio - Class O                           661,553          1,376,381
    DWS Equity 500 Index Fund VIP - Class A                                     4,226,743          5,437,656
    Federated Fund for U.S. Government Securities II                            6,213,106          5,597,771
    Federated High Income Bond Fund II - Primary Shares                         1,516,537          1,775,256
    Fidelity VIP Contrafund(R) Portfolio - Service Class                       11,700,578          7,897,120
    Fidelity VIP Growth Opportunities Portfolio - Service Class                 1,521,526            624,499
    Fidelity VIP Growth Portfolio - Service Class                                 384,585          2,061,220
    Franklin Income Securities Fund - Class 2                                   1,545,845            232,269
    Lazard Retirement Small Cap Portfolio - Service Shares                        590,002          5,487,360
    Lord Abbett Bond-Debenture Portfolio - Class VC                               909,625          3,805,491
    Lord Abbett Growth and Income Portfolio - Class VC                          3,726,111          3,092,357
    Lord Abbett Mid-Cap Value Portfolio - Class VC                                823,843          3,785,099
    Mutual Shares Securities Fund - Class 2                                     5,827,559          3,343,549
    Neuberger Berman AMT Fasciano Portfolio - S Class                              28,328                348
    Neuberger Berman AMT Guardian Portfolio - S Class                              12,028                153
    Oppenheimer Capital Appreciation Fund/VA - Service Shares                      20,398             12,980
    Oppenheimer Global Securities Fund/VA - Service Shares                        110,485                397
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares                     24,230                 41
    Phoenix Capital Growth Series                                               9,311,013         51,195,390
    Phoenix Growth and Income Series                                            3,396,054          5,524,837
    Phoenix Mid-Cap Growth Series                                              11,683,185          4,178,448
    Phoenix Money Market Series                                                26,370,679         30,077,448
    Phoenix Multi-Sector Fixed Income Series                                    5,229,719         13,565,447
    Phoenix Multi-Sector Short Term Bond Series                                 1,288,507          1,024,463
    Phoenix Strategic Allocation Series                                        26,587,533         42,217,844
    Phoenix-Aberdeen International Series                                      15,843,842         14,406,544
    Phoenix-Alger Small-Cap Growth Series                                       5,076,293          4,280,317
    Phoenix-Duff & Phelps Real Estate Securities Series                         6,943,728          7,997,983
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth                318,470                670
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                           223,211                166
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate                         519,112            107,952
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth                1,214,207             12,698
    Phoenix-Sanford Bernstein Mid-Cap Value Series                              6,013,667          7,166,390
    Phoenix-Sanford Bernstein Small-Cap Value Series                            3,503,012          3,843,086
    Phoenix-Van Kampen Comstock Series                                          3,380,191          3,875,449
    Phoenix-Van Kampen Equity 500 Index Series                                  7,273,666          5,001,862
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class               82,279              4,096
    PIMCO VIT Real Return Portfolio - Advisor Class                               135,888                438
    PIMCO VIT Total Return Portfolio - Advisor Class                              208,662             13,481
    Rydex Variable Trust Inverse Government Long Bond Fund                        157,859          1,085,809
    Rydex Variable Trust Nova Fund                                                 17,157             46,990
    Rydex Variable Trust Sector Rotation Fund                                     367,210            730,431
    Templeton Developing Markets Securities Fund - Class 1                        276,310            460,497
    Templeton Developing Markets Securities Fund - Class 2                        710,722          1,086,223
    Templeton Foreign Securities Fund - Class 1                                   740,484          3,937,045
    Templeton Foreign Securities Fund - Class 2                                   893,402          2,301,526
    Templeton Global Asset Allocation Fund - Class 1                            6,653,575          7,194,967
    Templeton Global Asset Allocation Fund - Class 2                              276,933            816,099
    Templeton Global Income Securities Fund - Class 1                             489,573          1,236,441
    Templeton Growth Securities Fund - Class 1                                  5,777,797         14,192,561
    Templeton Growth Securities Fund - Class 2                                  3,433,080          2,975,020

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS (CONTINUED)

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    Van Kampen UIF Equity and Income Portfolio - Class II                    $     92,417       $        183
    Wanger International Select                                                 2,710,437          2,165,037
    Wanger International Small Cap                                              4,408,785         17,859,800
    Wanger Select                                                               1,754,993          2,501,793
    Wanger U.S. Smaller Companies                                               5,564,662         26,962,657
                                                                             ------------       ------------
                                                                             $212,684,653       $331,556,555
                                                                             ============       ============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I      1,469,865      (722,436)       747,429     1,359,774      (906,166)      453,608
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I               2,054,487      (857,145)     1,197,342             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I         127,461    (4,621,371)    (4,493,910)      618,842      (472,326)      146,516
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
   Portfolio - Class O                              904,824    (1,795,668)      (890,844)      962,335    (2,376,982)   (1,414,647)
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A           3,457,002    (4,392,970)      (935,968)    2,600,210    (3,586,822)     (986,612)
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                  4,562,035    (4,343,221)       218,814     4,872,246    (6,511,250)   (1,639,004)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
   Fund II - Primary Shares                         817,802    (1,337,192)      (519,390)    2,445,765    (1,959,803)      485,962
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
   Portfolio - Service Class                      7,207,740    (5,974,392)     1,233,348     9,800,257    (5,799,685)    4,000,572
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio - Service Class                      1,682,886      (739,246)       943,640     1,177,263      (544,377)      632,886
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
   Portfolio - Service Class                        509,628    (2,804,862)    (2,295,234)    1,200,128    (3,831,002)   (2,630,874)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2         1,452,223      (214,570)     1,237,653             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
   Portfolio - Service Shares                       117,758    (4,540,649)    (4,422,891)    5,019,112      (150,659)    4,868,453
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
   Portfolio - Class VC                             682,057    (3,478,953)    (2,796,896)    6,236,639      (419,803)    5,816,836
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
   Portfolio - Class VC                           2,861,196    (2,613,192)       248,004    10,330,562      (943,753)    9,386,809
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
   Portfolio - Class VC                             489,618    (3,311,217)    (2,821,599)    6,643,607      (853,476)    5,790,131
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2           3,268,483    (1,876,181)     1,392,302     2,311,625    (1,344,740)      966,885
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano
   Portfolio - S Class                               29,834          (274)        29,560             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
   Portfolio - S Class                               12,009          (121)        11,888             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
   Fund/VA - Service Shares                          19,665       (12,554)         7,111             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
   Fund/VA - Service Shares                         107,140          (230)       106,910             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
   Fund/VA - Service Shares                          24,350            (3)        24,347             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     3,811,109    (8,829,211)    (5,018,102)      875,459   (15,790,248)   14,914,789)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  2,557,664    (4,148,366)    (1,590,702)    3,651,238   (12,591,577)   (8,940,339)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                     8,986,481    (3,174,633)     5,811,848       573,223    (3,026,294)   (2,453,071)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      11,801,794   (15,302,370)    (3,500,576)   14,082,866   (10,483,007)    3,599,859
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series          1,125,815    (3,014,886)    (1,889,071)    1,338,421    (3,924,748)   (2,586,327)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series       1,047,768      (911,655)       136,113     1,831,458      (566,887)    1,264,571
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 411,144    (7,153,309)    (6,742,165)      761,410    (8,481,875)   (7,720,465)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             6,787,921    (5,065,756)     1,722,165     1,202,369    (9,586,429)   (8,384,060)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series             2,560,270    (2,164,395)       395,875       271,250      (386,421)     (115,171)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                              1,015,827    (1,687,590)      (671,763)    1,536,526    (1,706,487)     (169,961)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth                        107,371             -        107,371             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth                                    20,448           (35)        20,413             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate                                 313,423      (105,793)       207,630             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth                          998,123        (5,623)       992,500             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
   Value Series                                   1,933,645    (3,799,013)    (1,865,368)    2,629,072    (3,436,591)     (807,519)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
   Value Series                                     928,495    (1,804,722)      (876,227)    1,803,450    (1,747,942)       55,508
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  565,438    (2,365,888)    (1,800,450)      780,634    (4,112,995)   (3,332,361)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series        5,632,079    (4,145,677)     1,486,402     1,278,119    (5,401,210)   (4,123,091)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
   Portfolio - Advisor Class                         78,288        (4,279)        74,009             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
   Portfolio - Advisor Class                        129,022          (238)       128,784             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
   Portfolio - Advisor Class                        203,484       (13,003)       190,481             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
   Government Long Bond Fund                        131,521    (1,159,915)    (1,028,394)      278,096      (304,058)      (25,962)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       11,310       (31,036)       (19,726)        8,852          (502)        8,350
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund           213,358      (481,368)      (268,010)      473,662      (106,330)      367,332
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 1                        201,445      (350,229)      (148,784)      165,804      (298,693)     (132,889)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 2                        520,833      (796,505)      (275,672)       16,666      (343,219)     (326,553)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1         124,373    (1,151,005)    (1,026,632)       55,830    (1,347,857)   (1,292,027)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2         515,697    (1,454,300)      (938,603)    1,146,552    (1,289,102)     (142,550)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 1                                  241,077    (1,445,775)     (1,204,698)     102,257    (1,088,646)      (986,389)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 2                                   11,114      (425,298)       (414,184)      46,155      (360,539)      (314,384)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities
   Fund - Class 1                                  119,004      (407,478)       (288,474)     157,206      (179,895)       (22,689)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 1                                  227,136    (2,546,586)     (2,319,450)     315,179    (3,262,167)    (2,946,988)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 2                                1,778,548    (1,591,495)        187,053    1,338,824    (1,660,382)      (321,558)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
   Portfolio - Class II                             92,084            (5)         92,079            -             -              -
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                      1,212,618      (912,105)        300,513      822,303      (686,441)       135,862
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     910,002    (3,506,283)     (2,596,281)   1,190,937    (3,972,067)    (2,781,130)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      628,113    (1,016,602)       (388,489)     503,751      (584,774)       (81,023)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      766,893    (7,107,805)     (6,340,912)   1,368,068    (7,428,985)    (6,060,917)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
     2006       3,554      0.98     to      1.18       3,772          0.06%      0.90%   to      1.80%     (2.35%)  to      5.35%
     2005       2,807      0.94     to      1.13       2,824          0.07%      0.90%   to      1.80%     (0.93%)  to      7.86%
     2004       2,353      0.87     to      1.05       2,181              -      0.90%   to      1.80%      4.71%   to      5.67%
     2003       1,812      0.83     to      0.99       1,568              -      0.90%   to      1.80%      1.40%   to     33.13%
     2002         787      0.65     to      0.77         523              -      0.90%   to      1.80%    (25.42%)  to      0.76%
AIM V.I. Core Equity Fund - Class I
     2006(14)   1,197      1.08     to      1.09       1,301          0.75%      0.90%   to      1.80%      7.84%   to      8.50%
     2005           -         -     to         -           -              -          -   to          -          -   to          -
     2004           -         -     to         -           -              -          -   to          -          -   to          -
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
AIM V.I. Mid Cap Core Equity Fund - Class I
     2006       1,641      1.17     to      1.20       1,946          0.32%      0.90%   to      1.80%      4.61%   to     10.24%
     2005       6,135      1.07     to      1.08       6,626          0.53%      0.90%   to      1.80%      5.69%   to      6.65%
     2004(9)    5,988      1.02     to      1.02       6,087          2.30%      0.90%   to      1.80%      1.84%   to      1.91%
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
Alger American Leveraged AllCap Portfolio - Class O
     2006       4,326      0.77     to      1.52       3,714              -      0.90%   to      1.80%     17.13%   to     18.19%
     2005       5,217      0.65     to      1.30       3,790              -      0.90%   to      1.80%     12.39%   to     13.42%
     2004       6,658      0.58     to      1.15       4,213              -      0.90%   to      1.80%      1.32%   to      7.21%
     2003       8,370      0.54     to      0.94       4,868              -      0.90%   to      1.80%      8.23%   to     33.51%
     2002       6,412      0.40     to      0.70       2,802          0.01%      0.90%   to     1.650%    (34.82%)  to    (13.02%)
DWS Equity 500 Index Fund VIP - Class A
     2006       6,435      1.19     to      1.35       8,407          1.12%      0.90%   to      1.80%      8.46%   to     14.49%
     2005       7,371      1.04     to      1.18       8,489          1.52%      0.90%   to      1.80%     (0.77%)  to      3.74%
     2004       8,357      1.07     to      1.14       9,335          1.06%      0.90%   to      1.80%      8.60%   to      9.60%
     2003       7,498      0.98     to      1.04       7,699          1.07%      0.90%   to      1.80%      6.19%   to     27.00%
     2002       3,744      0.78     to      0.82       3,047          3.21%      0.90%   to      1.80%    (24.72%)  to      3.75%
Federated Fund for U.S. Government Securities II
     2006      16,024      1.02     to      1.36      19,760          3.99%      0.50%   to      1.80%      0.02%   to      3.20%
     2005      15,806      1.00     to      1.32      19,120          3.99%      0.50%   to      1.80%     (0.01%)  to      1.52%
     2004      17,445      1.08     to      1.31      21,036          4.48%      0.50%   to      1.80%      1.75%   to      3.09%
     2003      19,082      1.04     to      1.28      22,848          3.86%      0.50%   to      1.80%     (0.03%)  to      1.44%
     2002      24,070      1.06     to      1.26      29,241          2.51%      0.90%   to      1.80%      2.47%   to      8.07%
Federated High Income Bond Fund II - Primary Shares
     2006       4,086      1.31     to      1.47       5,541          8.56%      0.90%   to      1.80%      8.82%   to      9.81%
     2005       4,605      1.20     to      1.34       5,707          7.39%      0.90%   to      1.80%      0.82%   to      1.74%
     2004       4,119      1.19     to      1.32       5,048          9.62%      0.90%   to      1.80%      8.47%   to      9.47%
     2003       7,378      1.09     to      1.21       8,317          6.15%      0.90%   to      1.80%     20.02%   to     21.12%
     2002       4,412      0.90     to      1.00       7,015         11.59%      0.90%   to     1.800%     (1.83%)  to      2.99%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
     2006      21,842      1.24     to      1.65      29,531         1.11%       0.90%   to      1.80%      7.61%   to     10.59%
     2005      20,609      1.19     to      1.49      25,307         0.17%       0.90%   to      1.80%     14.75%   to     15.80%
     2004      16,608      1.03     to      1.29      18,099         0.22%       0.90%   to      1.80%     11.45%   to     14.30%
     2003      11,677      0.91     to      1.13      10,797         0.32%       0.90%   to      1.80%     26.04%   to     27.20%
     2002       9,515      0.72     to      0.90       6,870         0.46%       0.90%   to     1.800%    (10.67%)  to     (0.63%)
Fidelity VIP Growth Opportunities Portfolio - Service Class
     2006       3,078      0.82     to      1.30       2,941         0.50%       0.90%   to      1.80%      3.41%   to     13.37%
     2005       2,134      0.79     to      1.15       1,881         0.70%       0.90%   to      1.80%     (1.09%)  to      7.89%
     2004       1,501      0.73     to      1.07       1,174         0.54%       0.90%   to      1.80%     (0.92%)  to      6.10%
     2003       1,857      0.70     to      1.01       1,499         0.53%       0.90%   to      1.80%     10.07%   to     30.86%
     2002       1,429      0.54     to      0.79         804         0.79%       0.90%   to      1.40%    (23.01%)  to     (1.79%)
Fidelity VIP Growth Portfolio - Service Class
     2006       5,538      0.70     to      1.05       4,340         0.31%       0.90%   to      1.80%      4.82%   to      5.77%
     2005       7,833      0.66     to      1.00       5,722         0.42%       0.90%   to      1.80%      3.78%   to      4.73%
     2004      10,464      0.63     to      0.95       7,157         0.16%       0.90%   to      1.80%      1.40%   to      2.33%
     2003      10,105      0.62     to      0.93       6,636         0.18%       0.90%   to      1.80%      1.62%   to     31.59%
     2002       9,253      0.47     to      0.71       4,493         0.11%       0.90%   to      1.80%    (31.18%)  to     (0.97%)
Franklin Income Securities Fund - Class 2
     2006(16)   1,238      1.04     to      1.11       1,361         0.20%       0.90%   to      1.80%     (0.12%)  to     12.16%
     2005           -         -     to         -           -             -           -   to          -          -   to          -
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lazard Retirement Small Cap Portfolio - Service Shares
     2006         446      1.24     to      1.26         558             -       1.00%   to      1.80%     12.63%   to     14.91%
     2005(11)   4,868      1.09     to      1.09       5,321             -       1.00%   to      1.80%      9.31%   to     11.83%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Bond-Debenture Portfolio - Class VC
     2006       3,020      1.09     to      1.11       3,328         3.40%       0.90%   to      1.80%      7.37%   to      8.35%
     2005(11)   5,817      1.02     to      1.02       5,941         7.84%       0.90%   to      1.80%      2.16%   to      4.69%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Growth and Income Portfolio - Class VC
     2006       9,635      1.20     to      1.22      11,691         1.26%       0.90%   to      1.80%     14.08%   to     16.22%
     2005(11)   9,387      1.04     to      1.05       9,841         1.67%       0.90%   to      1.80%     (0.69%)  to      8.58%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
     2006      2,969       1.19     to      1.21       3,559         0.33%       0.90%   to     1.80%      9.55%    to    11.22%
     2005(10)  5,790       1.08     to      1.09       6,265         0.69%       0.90%   to     1.80%      8.22%    to    13.50%
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Mutual Shares Securities Fund - Class 2
     2006      8,278       1.25     to      1.96      14,879         1.25%       0.90%   to     1.80%      3.31%    to    17.32%
     2005      6,886       1.29     to      1.68      10,855         0.88%       0.90%   to     1.80%      8.57%    to     9.56%
     2004      5,919       1.19     to      1.54       8,492         0.76%       0.90%   to     1.80%      8.77%    to    11.62%
     2003      5,592       1.07     to      1.38       7,282         1.04%       0.90%   to     1.80%     22.90%    to    24.02%
     2002      5,282       0.87     to      1.12       5,692         0.96%       0.90%   to     1.80%    (15.90%)   to    (0.26%)
Neuberger Berman AMT Fasciano Portfolio - S Class
     2006(21)     30       0.96     to      0.96          28             -       1.25%   to     1.65%      3.85%    to     6.74%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Neuberger Berman AMT Guardian Portfolio - S Class
     2006(19)     12       1.06     to      1.06          13         0.45%       1.10%   to     1.25%      1.81%    to    15.16%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
     2006(24)      7       1.01     to      1.01           7             -       1.25%   to     1.80%     (1.84%)   to     0.24%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Global Securities Fund/VA - Service Shares
     2006(16)    107       1.06     to      1.06         113             -       1.10%   to     1.80%     (0.25%)   to    17.36%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
     2006(20)     24       0.99     to      1.04          25             -       1.10%   to     1.80%      0.39%    to    11.15%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix Capital Growth Series
     2006      25,555      0.64     to      9.79      147,167        0.18%       0.90%   to     1.80%     (0.44%)   to     2.29%
     2005      30,573      0.63     to      9.58      185,518        0.06%       0.90%   to     1.80%     (4.41%)   to     2.78%
     2004      45,488      0.61     to      9.33      241,380        0.80%       0.90%   to     1.80%      3.08%    to     4.03%
     2003      55,308      0.59     to      8.98      282,819        0.10%       0.90%   to     1.80%      9.56%    to    25.35%
     2002      62,992      0.47     to      7.17      271,408            -       0.90%   to     1.80%    (25.86%)   to    (0.10%)
Phoenix Growth and Income Series
     2006      12,710      1.12     to      1.48       17,350        1.10%       0.90%   to     1.80%     15.08%    to    16.13%
     2005      14,300      0.97     to      1.28       17,067        0.93%       0.90%   to     1.80%     (0.77%)   to     3.86%
     2004      23,241      0.93     to      1.23       27,258        1.32%       0.90%   to     1.80%      8.49%    to     9.48%
     2003      18,931      0.85     to      1.13       20,410        1.14%       0.90%   to     1.80%      1.75%    to    26.32%
     2002      21,648      0.67     to      0.89       18,605        0.75%       0.90%   to     1.80%    (23.60%)   to    (2.31%)
Phoenix Mid-Cap Growth Series
     2006      12,170      0.74     to      1.36       15,477            -       0.90%   to     1.80%      2.26%    to     3.20%
     2005       6,358      0.72     to      1.32        7,747            -       0.90%   to     1.80%      2.31%    to     3.24%
     2004       8,811      0.70     to      1.29       10,607            -       0.90%   to     1.80%      4.80%    to     5.76%
     2003      10,964      0.66     to      1.22       12,681            -       0.90%   to     1.80%     26.52%    to    27.68%
     2002      12,955      0.52     to      0.96       11,874            -       0.90%   to     1.80%    (33.45%)   to    (0.02%)
Phoenix Money Market Series
     2006      12,527      1.01     to      2.71       23,737        4.30%       0.90%   to     2.25%      0.02%    to     3.48%
     2005      16,027      0.97     to      2.62       27,445        2.52%       0.90%   to     2.25%      0.01%    to     1.66%
     2004      12,427      0.97     to      2.58       26,221        0.77%       0.90%   to     1.80%     (1.02%)   to    (0.11%)
     2003      17,498      0.98     to      2.58       37,311        0.71%       0.90%   to     1.80%     (1.13%)   to    (0.22%)
     2002      29,458      1.00     to      2.59       63,742        1.41%       0.90%   to     1.80%     (0.28%)   to     0.51%
Phoenix Multi-Sector Fixed Income Series
     2006      10,923      1.06     to      6.32       38,960        5.01%       0.90%   to     1.80%      2.53%    to     5.89%
     2005      12,812      1.01     to      5.97       46,692        4.71%       0.90%   to     1.80%     (0.04%)   to     0.87%
     2004      15,399      1.27     to      5.93       58,192        6.09%       0.90%   to     1.80%      4.91%    to     5.88%
     2003      15,681      1.21     to      5.61       61,686        6.64%       0.90%   to     1.80%      4.85%    to    13.54%
     2002      16,887      1.07     to      4.94       64,044        7.04%       0.90%   to     1.80%      5.68%    to     9.01%
Phoenix Multi-Sector Short Term Bond Series
     2006       3,386      1.09     to      1.13        3,709        4.69%       0.90%   to     1.80%      3.82%    to     4.77%
     2005       3,250      1.04     to      1.07        3,411        3.87%       0.90%   to     1.80%     (0.46%)   to     0.45%
     2004       1,985      1.04     to      1.07        2,087        3.97%       0.90%   to     1.80%      3.02%    to     5.87%
     2003(6)    1,939      1.02     to      1.02        1,981        4.98%       0.90%   to     1.80%      1.81%    to     4.48%
     2002           -         -     to         -            -            -           -   to         -          -    to         -
Phoenix Strategic Allocation Series
     2006      27,110      1.22     to      7.47      164,152        2.54%       0.90%   to     1.80%     10.67%    to    11.68%
     2005      33,852      1.10     to      6.70      183,939        2.29%       0.90%   to     1.80%     (0.04%)   to     0.88%
     2004      41,573      1.10     to      6.65      223,476        2.56%       0.90%   to     1.80%      5.53%    to     6.49%
     2003      48,978      1.03     to      6.25      252,871        2.63%       0.90%   to     1.80%      0.85%    to    18.79%
     2002      56,431      0.88     to      5.26      251,882        2.77%       0.90%   to     1.80%    (12.82%)   to    (6.27%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Aberdeen International Series
     2006      22,830      1.47     to      3.56      65,471         2.17%       0.90%   to      1.80%     6.43%    to     26.23%
     2005      21,108      1.17     to      2.82      51,693         3.63%       0.90%   to      1.80%    16.44%    to     17.51%
     2004      29,492      0.99     to      2.40      62,541         2.81%       0.90%   to      1.80%    18.61%    to     19.70%
     2003      30,404      0.83     to      2.01      54,069         1.92%       0.90%   to      1.80%    23.54%    to     30.68%
     2002      33,446      0.63     to      1.54      46,449         1.01%       0.90%   to     1.375%   (15.98%)   to    (15.57%)
Phoenix-Alger Small-Cap Growth Series
     2006       2,623      2.02     to      2.10       5,411         0.01%       0.90%   to      1.80%     9.50%    to     18.26%
     2005       2,228      1.72     to      1.77       3,898             -       1.00%   to      1.80%    13.57%    to     14.49%
     2004       2,343      1.51     to      1.54       3,590             -       1.00%   to      1.80%   (10.23%)   to      1.10%
     2003       2,422      1.51     to      1.53       3,679             -       1.00%   to      1.80%    22.75%    to     61.19%
     2002(4)    1,542      1.00     to      1.00       1,547             -       1.10%   to      1.25%    (1.94%)   to      0.36%
Phoenix-Duff & Phelps Real Estate Securities Series
     2006       5,529      1.48     to      6.38      28,513         1.27%       0.90%   to      1.80%     9.94%    to     35.84%
     2005       6,201      1.10     to      4.70      23,690         1.73%       0.90%   to      1.80%    (0.52%)   to     14.06%
     2004       6,371      1.96     to      4.12      22,487         2.46%       0.90%   to      1.80%    32.27%    to     33.48%
     2003       6,545      1.47     to      3.09      18,287         3.43%       0.90%   to      1.80%    35.78%    to     37.02%
     2002       7,377      1.08     to      2.26      15,556         3.91%       0.90%   to      1.80%    (3.16%)   to     11.07%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
     2006(13)     107      1.11     to      1.11         344         1.62%       1.80%   to      1.80%     6.72%    to      6.72%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Growth
     2006(15)      20      1.04     to      1.09         242         1.64%       1.10%   to     1.375%     0.57%    to     10.13%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
     2006(17)     208      1.03     to      1.04         426         4.08%       1.10%   to      1.60%     1.62%    to      5.93%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
     2006(12)     993      1.04     to      1.08       1,282         2.95%       1.10%   to      1.65%     2.61%    to     11.10%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
     2006      10,488      1.20     to      2.30      20,386          0.40%      0.90%   to     1.80%      8.53%    to    13.88%
     2005      12,353      1.06     to      2.02      21,290          0.11%      0.90%   to     1.80%     (0.59%)   to     6.76%
     2004      13,161      1.41     to      1.89      21,232          0.18%      0.90%   to     1.80%     18.24%    to    19.32%
     2003      12,596      1.19     to      1.59      17,252          0.19%      0.90%   to     1.80%     38.44%    to    39.71%
     2002      14,742      0.85     to      1.13      14,553          0.87%      0.90%   to     1.80%    (15.23%)   to     0.11%
Phoenix-Sanford Bernstein Small-Cap Value Series
     2006       5,152      1.23     to      2.31      11,213          0.20%      0.90%   to     1.80%      7.66%    to    15.70%
     2005       6,028      1.57     to      2.00      11,483              -      0.90%   to     1.80%      5.53%    to     6.50%
     2004       5,973      1.48     to      1.89      10,772              -      0.90%   to     1.80%     15.78%    to    21.57%
     2003       6,183      1.22     to      1.56       9,327              -      0.90%   to     1.80%     41.28%    to    42.57%
     2002       7,147      0.86     to      1.10       7,686          0.45%      0.90%   to    1.800%    (20.90%)   to    (9.36%)
Phoenix-Van Kampen Comstock Series
     2006       8,585      1.10     to      1.86      13,965          1.63%      0.90%   to     1.80%      6.91%    to    19.82%
     2005      10,385      0.92     to      1.56      14,270          1.12%      0.90%   to     1.80%      3.54%    to     4.48%
     2004      13,718      0.89     to      1.50      18,379          0.90%      0.90%   to     1.80%     10.88%    to    11.90%
     2003      13,253      0.79     to      1.34      16,194          0.94%      0.90%   to     1.80%     21.65%    to    22.76%
     2002      15,551      0.65     to      1.10      15,961          0.88%      0.90%   to     1.80%    (23.03%)   to    11.98%
Phoenix-Van Kampen Equity 500 Index Series
     2006      17,343      0.98     to      1.44      20,933          1.32%      0.90%   to     2.25%     11.65%    to    13.19%
     2005      15,857      0.87     to      1.27      16,669          1.19%      0.90%   to     2.25%      1.36%    to     2.76%
     2004      19,980      0.85     to      1.24      20,919          1.41%      0.90%   to     2.25%      6.68%    to     8.85%
     2003      22,049      0.78     to      1.15      21,846          1.13%      0.90%   to     2.25%     23.39%    to    25.09%
     2002      21,356      0.63     to      0.92      17,719          0.91%      0.90%   to     2.25%    (25.40%)   to    (0.42%)
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
     2006(16)      74      0.95     to      1.00          73         37.52%      0.90%   to     1.80%     (6.82%)   to    (2.41%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Real Return Portfolio - Advisor Class
     2006(22)     129      1.00     to      1.02         129          4.99%      1.00%   to     1.25%     (2.32%)   to    (1.27%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Total Return Portfolio - Advisor Class
     2006(18)     190      1.01     to      1.03         193          4.56%      1.00%   to     1.25%     (0.93%)   to     3.73%
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund
     2006         967      0.91     to      0.93         884         2.54%        1.10%  to      1.80%     6.17%    to      6.92%
     2005       1,996      0.86     to      0.87       1,712             -        1.10%  to      1.80%    (6.94%)   to     (5.51%)
     2004       2,022      0.92     to      0.93       1,862             -        1.25%  to      1.80%   (12.27%)   to    (11.78%)
     2003(7)    1,014      1.05     to      1.05       1,063             -        1.25%  to      1.80%    (7.66%)   to      3.77%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Nova Fund
     2006          35      1.63     to      1.67          57         0.90%        1.10%  to      1.80%     6.15%    to     17.97%
     2005          55      1.39     to      1.42          76         0.33%        1.10%  to      1.80%     2.10%    to      6.34%
     2004          46      1.36     to      1.37          63         0.06%        1.65%  to      1.80%    10.61%    to     12.56%
     2003(8)        3      1.21     to      1.21           3             -        1.80%  to      1.80%    10.71%    to     10.71%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Sector Rotation Fund
     2006         532      1.53     to      1.58         828             -        0.90%  to      1.80%     9.39%    to     10.39%
     2005         800      1.40     to      1.43       1,131             -        0.90%  to      1.80%     2.97%    to     13.65%
     2004         433      1.25     to      1.27         545             -        1.00%  to      1.80%     8.72%    to     11.33%
     2003(5)      645      1.15     to      1.15         743             -        1.00%  to      1.80%     0.92%    to     15.29%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Templeton Developing Markets Securities Fund - Class 1
     2006         687      1.50     to      1.50       1,027         1.21%       1.375%  to     1.375%    26.67%    to     26.67%
     2005         836      1.18     to      1.18         987         1.45%       1.375%  to     1.375%    26.01%    to     26.01%
     2004         969      0.94     to      0.94         907         1.93%       1.375%  to     1.375%    23.12%    to     23.12%
     2003         958      0.76     to      0.76         729         1.28%       1.375%  to     1.375%    51.63%    to     51.63%
     2002         967      0.50     to      0.50         485         1.57%       1.375%  to     1.375%    (1.34%)   to     (1.34%)
Templeton Developing Markets Securities Fund - Class 2
     2006       1,352      1.06     to      3.15       2,034         1.14%        0.90%  to     1.800%     8.00%    to     26.94%
     2005       1,627      1.11     to      2.49       1,955         1.29%        0.90%  to     1.375%    25.68%    to     26.28%
     2004       1,954      0.88     to      1.98       1,841         1.84%        0.90%  to     1.375%    23.00%    to     23.59%
     2003       2,300      0.71     to      1.61       1,744         1.22%        0.90%  to     1.375%    50.89%    to     51.62%
     2002       2,791      0.47     to      1.07       1,391         1.40%        0.90%  to     1.375%    (1.52%)   to     (1.05%)
Templeton Foreign Securities Fund - Class 1
     2006       7,523      3.48     to      3.48      26,194         1.40%       1.375%  to     1.375%    20.03%    to     20.03%
     2005       8,549      2.90     to      2.90      24,800         1.31%       1.375%  to     1.375%     8.96%    to      8.96%
     2004       9,841      2.66     to      2.66      26,200         1.15%       1.375%  to     1.375%    17.24%    to     17.24%
     2003      11,447      2.27     to      2.27      25,994         1.95%       1.375%  to     1.375%    30.73%    to     30.73%
     2002      14,467      1.74     to      1.74      25,130         1.76%       1.375%  to     1.375%   (19.53%)   to    (19.53%)
Templeton Foreign Securities Fund - Class 2
     2006       4,538      1.36     to      1.81       7,788         1.25%        0.90%  to      1.80%    19.27%    to     20.36%
     2005       5,477      1.14     to      1.51       7,805         1.18%        0.90%  to      1.80%     8.19%    to      9.18%
     2004       5,619      1.05     to      1.39       7,374         1.09%        0.90%  to      1.80%    16.40%    to     17.46%
     2003       6,569      0.89     to      1.18       7,460         1.75%        0.90%  to      1.80%    29.84%    to     31.02%
     2002       6,889      0.68     to      0.91       6,021         1.59%        0.90%  to      1.80%   (23.00%)   to      0.74%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1
     2006       8,239      5.09     to      5.09      41,943          7.29%      1.375%  to     1.375%    19.73%    to     19.73%
     2005       9,444      4.25     to      4.25      40,153          3.93%      1.375%  to     1.375%     2.43%    to      2.43%
     2004      10,430      4.15     to      4.15      43,296          2.98%      1.375%  to     1.375%    14.34%    to     14.34%
     2003      12,143      3.63     to      3.63      44,085          2.80%      1.375%  to     1.375%    30.49%    to     30.49%
     2002      14,059      2.78     to      2.78      39,114          1.92%      1.375%  to     1.375%    (5.48%)   to     (5.48%)
Templeton Global Asset Allocation Fund - Class 2
     2006         974      1.59     to      2.06       1,964          6.60%       0.90%  to     1.375%    19.45%    to     20.03%
     2005       1,388      1.32     to      1.72       2,354          3.69%       0.90%  to     1.375%     2.13%    to      2.63%
     2004       1,703      1.29     to      1.69       2,819          2.85%       0.90%  to     1.375%    14.13%    to     14.68%
     2003       2,259      1.12     to      1.48       3,282          2.60%       0.90%  to     1.375%    30.14%    to     30.77%
     2002       2,688      0.86     to      1.13       2,995          1.77%       0.90%  to     1.375%    (5.70%)   to     (5.25%)
Templeton Global Income Securities Fund - Class 1
     2006       1,505      3.06     to      3.06       4,613          3.10%      1.375%  to     1.375%    11.59%    to     11.59%
     2005       1,794      2.75     to      2.75       4,926          6.27%      1.375%  to     1.375%    (4.24%)   to     (4.24%)
     2004       1,816      2.87     to      2.87       5,209         11.48%      1.375%  to     1.375%    13.51%    to     13.51%
     2003       2,066      2.53     to      2.53       5,221          7.82%      1.375%  to     1.375%    21.03%    to     21.03%
     2002       2,184      2.09     to      2.09       4,560          1.14%      1.375%  to     1.375%    19.77%    to     19.77%
Templeton Growth Securities Fund - Class 1
     2006      16,670      5.65     to      5.65      94,231          1.48%      1.375%  to     1.375%    20.53%    to     20.53%
     2005      18,989      4.69     to      4.69      89,055          1.23%      1.375%  to     1.375%     7.56%    to      7.56%
     2004      21,936      4.36     to      4.36      95,644          1.27%      1.375%  to     1.375%    14.65%    to     14.65%
     2003      24,992      3.80     to      3.80      95,043          1.68%      1.375%  to     1.375%    30.80%    to     30.80%
     2002      29,377      2.91     to      2.91      85,413          2.37%      1.375%  to     1.375%   (19.44%)   to    (19.44%)
Templeton Growth Securities Fund - Class 2
     2006       6,639      1.30     to      2.22      13,247          1.26%       0.90%  to      1.80%     4.03%    to     20.72%
     2005       6,452      1.27     to      1.84      11,040          1.13%       0.90%  to      1.80%     6.91%    to      7.89%
     2004       6,773      1.18     to      1.70      10,850          1.20%       0.90%  to      1.80%    10.17%    to     14.98%
     2003       6,621      1.03     to      1.48       9,362          1.54%       0.90%  to      1.80%    20.24%    to     30.95%
     2002       6,439      0.79     to      1.13       7,078          2.27%       0.90%  to     1.800%   (22.75%)   to    (15.74%)
Van Kampen UIF Equity and Income Portfolio - Class II
     2006(23)      92      1.03     to      1.03          95              -       1.25%  to      1.25%     2.99%    to      2.99%
     2005           -         -     to         -           -              -           -  to          -         -    to          -
     2004           -         -     to         -           -              -           -  to          -         -    to          -
     2003           -         -     to         -           -              -           -  to          -         -    to          -
     2002           -         -     to         -           -              -           -  to          -         -    to          -
Wanger International Select
     2006       3,234      1.62     to      2.84       8,628          0.26%       0.90%  to      1.80%    33.56%    to     34.78%
     2005       2,933      1.20     to      2.12       5,880          1.98%       0.90%  to      1.80%     9.93%    to     15.38%
     2004       2,798      1.04     to      1.84       4,901          0.31%       0.90%  to      1.80%    22.10%    to     23.22%
     2003       2,641      0.85     to      1.50       3,837          0.30%       0.90%  to      1.80%    38.70%    to     39.97%
     2002       2,556      0.61     to      1.08       2,676              -       0.90%  to     1.800%   (16.46%)   to      2.51%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Wanger International Small Cap
     2006      12,024      1.58     to      6.31       67,851        0.57%       0.90%   to     1.80%     34.70%    to     35.93%
     2005      14,620      1.17     to      4.66       61,175        1.09%       0.90%   to     1.80%      0.65%    to     20.44%
     2004      17,402      1.24     to      3.88       62,137        0.73%       0.90%   to     1.80%     27.93%    to     29.10%
     2003      20,735      0.96     to      3.02       58,545        0.33%       0.90%   to     1.80%      1.89%    to     47.53%
     2002      24,245      0.65     to      2.05       47,038            -       0.90%   to     1.80%    (21.93%)   to    (14.61%)
Wanger Select
     2006       2,979      1.34     to      2.86        7,845        0.40%       0.90%   to     1.80%      9.87%    to     18.63%
     2005       3,368      1.50     to      2.42        7,538            -       0.90%   to     1.80%      8.51%    to      9.50%
     2004       3,449      1.39     to      2.22        7,128            -       0.90%   to     1.80%     14.29%    to     18.23%
     2003       3,532      1.16     to      1.89        6,222            -       0.90%   to     1.80%      8.09%    to     40.86%
     2002       3,421      0.82     to      1.46        4,740            -       0.90%   to     1.65%     (9.71%)   to      5.10%
Wanger U.S. Smaller Companies
     2006      18,547      1.55     to      4.63       70,386        0.25%       0.90%   to     1.80%      5.94%    to      6.91%
     2005      24,888      1.46     to      4.34       88,820            -       0.90%   to     1.80%      9.26%    to     10.26%
     2004      30,949      1.34     to      3.94      103,301            -       0.90%   to     1.80%      9.63%    to     17.27%
     2003      38,326      1.16     to      3.36      112,548            -       0.90%   to     1.80%     40.65%    to     41.93%
     2002      45,751      0.82     to      2.37       96,875            -       0.90%   to     1.80%    (19.62%)   to      1.66%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certa units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

(4)  From inception August 12, 2002 to December 31, 2002.

(5)  From inception June 2, 2003 to December 31, 2003.

(6)  From inception June 3, 2003 to December 31, 2003.

(7)  From inception July 1, 2003 to December 31, 2003.

(8)  From inception October 23, 2003 to December 31, 2003.

(9)  From inception December 3, 2004 to December 31, 2004.

(10) From inception April 20, 2005 to December 31, 2005.

(11) From inception April 29, 2005 to December 31, 2005.

(12) From inception February 16, 2006 to December 31, 2006.

(13) From inception April 24, 2006 to December 31, 2006.

(14) From inception April 28, 2006 to December 31, 2006.

(15) From inception May 18, 2006 to December 31, 2006.

(16) From inception May 30, 2006 to December 31, 2006.

(17) From inception July 6, 2006 to December 31, 2006.

(18) From inception July 12, 2006 to December 31, 2006.

(19) From inception July 20, 2006 to December 31, 2006.

(20) From inception August 2, 2006 to December 31, 2006.

(21) From inception September 22, 2006 to December 31, 2006.

(22) From inception October 5, 2006 to December 31, 2006.

(23) From inception November 3, 2006 to December 31, 2006.

(24) From inception November 14, 2006 to December 31, 2006.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, are $1,192,162 and $1,441,367 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

    Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

    Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

    Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled 'Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and 'Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $12,997,477 and $374,997 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq- 100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond- Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture
Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond - Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

[LOGO]PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

March 23, 2007

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                 ---------------

Report of Independent Registered Public Accounting Firm..........      F-3

Consolidated Balance Sheet as of December 31, 2006 and 2005......      F-4

Consolidated Statement of Income and Comprehensive Income for
  the years ended December 31, 2006, 2005 and 2004...............      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004...............................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2006, 2005 and 2004...................      F-7

Notes to Financial Statements....................................   F-8 - F-41

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                   2006           2005
                                                                                               -------------- --------------
ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  12,549.9    $  13,402.6
Available-for-sale equity securities, at fair value.........................................          173.6          169.6
Mortgage loans, at unpaid principal balances................................................           71.9          128.6
Venture capital partnerships, at equity in net assets.......................................          116.8          145.1
Policy loans, at unpaid principal balances..................................................        2,322.0        2,245.0
Other invested assets.......................................................................          307.8          308.6
                                                                                                -------------  -------------
                                                                                                   15,542.0       16,399.5
Available-for-sale debt and equity securities pledged as collateral, at fair value..........          267.8          304.4
                                                                                                -------------  -------------
Total investments...........................................................................       15,809.8       16,703.9
Cash and cash equivalents...................................................................          289.0          225.6
Accrued investment income...................................................................          208.3          225.8
Premiums, accounts and notes receivable.....................................................          212.9          183.3
Deferred policy acquisition costs...........................................................        1,743.6        1,546.7
Goodwill....................................................................................            5.2            5.2
Other assets................................................................................          151.5          128.2
Separate account assets.....................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL ASSETS................................................................................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,494.2    $  13,246.2
Policyholder deposit funds..................................................................        2,228.4        3,060.7
Indebtedness................................................................................          174.0          204.1
Deferred income taxes.......................................................................           69.6           31.7
Other liabilities...........................................................................          310.5          336.8
Non-recourse collateralized obligations.....................................................          344.0          389.9
Separate account liabilities................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL LIABILITIES...........................................................................       26,079.3       24,991.6
                                                                                                -------------  -------------

COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22).............................................

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           12.2           10.5
                                                                                                -------------  -------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings...........................................................................           78.3           12.4
Accumulated other comprehensive income (loss)...............................................          (15.8)           1.5
                                                                                                -------------  -------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,787.4        1,738.8
                                                                                                -------------  -------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
REVENUES:
Premiums.....................................................................   $     839.7     $     928.7    $     990.6
Insurance and investment product fees........................................         400.6           314.8          294.7
Investment income, net of expenses...........................................       1,030.4         1,092.5        1,068.0
Unrealized gain on trading equity securities.................................          --              --             85.9
Net realized investment gains (losses).......................................          73.8           (53.2)          (2.0)
                                                                                -------------   -------------  -------------
TOTAL REVENUES...............................................................       2,344.5         2,282.8        2,437.2
                                                                                -------------   -------------  -------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,331.5         1,376.7        1,422.2
Policyholder dividends.......................................................         399.1           364.4          404.7
Policy acquisition cost amortization.........................................         148.5            99.6          110.0
Interest expense on indebtedness.............................................          14.5            14.7           12.8
Interest expense on non-recourse collateralized obligations..................          18.7            29.4           33.6
Other operating expenses.....................................................         204.0           236.5          259.9
                                                                                -------------   -------------  -------------
TOTAL BENEFITS AND EXPENSES..................................................       2,116.3         2,121.3        2,243.2
                                                                                -------------   -------------  -------------
Income from continuing operations before income taxes,
  minority interest and equity in earnings of affiliates.....................         228.2           161.5          194.0
Applicable income tax expense................................................          73.9            39.9           59.7
                                                                                -------------   -------------  -------------
Income from continuing operations before minority interest
  and equity in earnings of affiliates.......................................         154.3           121.6          134.3
Minority interest in net income of consolidated subsidiaries.................          (0.9)           (0.7)          (0.1)
Equity in undistributed losses of affiliates.................................          --              --            (10.4)
                                                                                -------------   -------------  -------------
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
                                                                                =============   =============  =============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
COMPREHENSIVE INCOME.........................................................   $     136.1     $      73.9    $     131.3
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
OPERATING ACTIVITIES:
Income from continuing operations............................................   $     153.4     $     120.9    $     123.8
Proceeds from sale of trading equity securities..............................          --             129.7           --
Unrealized gain on trading equity securities.................................          --              --            (85.9)
Net realized investment (gains) losses.......................................         (73.8)           53.2            2.0
Amortization and depreciation................................................           8.7             6.9           12.7
Investment gains.............................................................         (45.1)         (129.9)         (73.6)
Equity in losses of affiliates...............................................          --              --             17.2
Deferred income taxes........................................................          42.1            38.2           65.7
Decrease (increase) in receivables...........................................         (15.4)          (18.6)          37.8
Deferred policy acquisition costs increase...................................        (180.6)          (88.1)         (54.7)
Increase in policy liabilities and accruals..................................         339.8           327.6           60.1
Other assets and other liabilities net change................................         (22.4)           22.8          (44.6)
                                                                                -------------   -------------  -------------
Cash from continuing operations..............................................         206.7           462.7           60.5
Discontinued operations, net.................................................          21.8             5.4           16.1
                                                                                -------------   -------------  -------------
CASH FROM OPERATING ACTIVITIES...............................................         228.5           468.1           76.6
                                                                                -------------   -------------  -------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,713.2)       (4,852.4)      (4,159.6)
Investment sales, repayments and maturities..................................       5,561.3         4,801.7        4,213.8
Debt and equity securities pledged as collateral purchases...................          --              --            (17.2)
Debt and equity securities pledged as collateral sales.......................          26.5           956.0           97.0
Subsidiary sales.............................................................          --              10.7            6.6
Premises and equipment additions.............................................         (18.2)          (25.1)          (7.9)
Premises and equipment dispositions..........................................          --              17.3           26.4
Discontinued operations, net.................................................         (32.8)            1.2           --
                                                                                -------------   -------------  -------------
CASH FROM INVESTING ACTIVITIES...............................................         823.6           909.4          159.1
                                                                                -------------   -------------  -------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         638.6           609.6          917.3
Policyholder deposit fund withdrawals........................................      (1,470.9)       (1,041.3)      (1,067.6)
Other indebtedness proceeds..................................................          --              --            171.6
Indebtedness repayments......................................................         (30.2)           --           (155.2)
Collateralized obligations repayments........................................         (39.5)       (1,009.1)         (90.8)
Common stock dividends paid..................................................         (87.5)          (35.1)         (69.7)
Contributions from minority interests........................................           0.8            --             --
                                                                                -------------   -------------  -------------
CASH FOR FINANCING ACTIVITIES................................................        (988.7)       (1,475.9)        (294.4)
                                                                                -------------   -------------  -------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................          63.4           (98.4)         (58.7)
Cash and cash equivalents, beginning of year.................................         225.6           324.0          382.7
                                                                                -------------   -------------  -------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     289.0     $     225.6    $     324.0
                                                                                =============   =============  =============

Included in cash and cash equivalents above is cash pledged as collateral of $3.1 million, $15.2 million and $61.0 million at December 31, 2006, 2005 and
2004, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     153.4     $     120.9    $     123.8
Common stock dividends declared..............................................         (87.5)          (35.1)         (69.7)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          48.6            38.8           61.6
Stockholder's equity, beginning of year......................................       1,738.8         1,700.0        1,638.4
                                                                                -------------   -------------  -------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,787.4     $   1,738.8    $   1,700.0
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS
155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted the Financial Accounting Standards Board
(FASB) Staff Position Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value for Financial Assets and Financial Liabilities" (SFAS 159). SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted provided the entity also elects early to apply the provisions of SFAS No. 157, "Fair Value Measurement", at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. Adoption of this statement is expected to have an impact on our financial statements; however, the timing for adoption and impact have not yet been determined.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We will adopt this standard effective January 1, 2007 and do not expect it to have a material impact on our financial position and results of operations.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt this standard effective January 1, 2007 and do not expect it to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o   the extent and the duration of the decline;
     o the reasons for the decline in value (credit event, interest related or market fluctuations);
     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
     o   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen Asset Management PLC (Aberdeen) for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 9 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. We realized an after-tax gain of $9.3 million in the first quarter of 2005 related to this sale, including earn-out consideration received. In the first quarter of 2006, we recognized an additional $6.5 million after-tax earn-out gain, and we may be entitled to additional consideration based on Lombard's financial performance through 2006.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ in millions)                                                                ------------------------------
                                                                                   2006            2005         INCEPTION
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $   7,000.5     $   6,992.0    $   4,773.1
Equity securities............................................................         120.5            95.4           --
Mortgage loans...............................................................          66.5           109.9          399.0
Venture capital partnerships.................................................          97.9            73.4           --
Policy loans.................................................................       1,346.6         1,349.2        1,380.0
Other invested assets........................................................          85.5            69.3           --
                                                                                -------------   -------------  -------------
Total closed block investments...............................................       8,717.5         8,689.2        6,552.1
Cash and cash equivalents....................................................          66.3            87.0           --
Accrued investment income....................................................         112.8           118.2          106.8
Receivables..................................................................          46.7            40.9           35.2
Deferred income taxes........................................................         329.8           328.0          389.4
Other closed block assets....................................................          19.9            24.9            6.2
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,293.0         9,288.2        7,089.7
                                                                                -------------   -------------  -------------
Policy liabilities and accruals..............................................       9,798.8         9,815.8        8,301.7
Policyholder dividends payable...............................................         331.7           338.9          325.1
Policyholder dividend obligation.............................................         326.9           334.1           --
Other closed block liabilities...............................................          47.9            53.8           12.3
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,505.3        10,542.6        8,639.1
                                                                                -------------   -------------  -------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,212.3     $   1,254.4    $   1,549.4
                                                                                =============   =============  =============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                     CUMULATIVE                    DECEMBER 31,
($ in millions)                                                     FROM       ---------------------------------------------
                                                                  INCEPTION        2006            2005           2004
                                                                -------------- --------------  -------------- --------------

Premiums.....................................................    $   6,838.9    $     786.5     $     881.6    $     932.8
Net investment income........................................        3,868.4          540.7           556.5          560.0
Net realized investment losses...............................          (72.8)          40.2           (21.9)          (2.0)
                                                                 -------------  -------------   -------------  -------------
TOTAL REVENUES...............................................       10,634.5        1,367.4         1,416.2        1,490.8
                                                                 -------------  -------------   -------------  -------------
Policy benefits, excluding dividends.........................        7,246.3          898.6           980.1        1,007.1
Other operating expenses.....................................           72.8            6.3             8.6            8.9
                                                                 -------------  -------------   -------------  -------------
Total benefits and expenses,
  excluding policyholder dividends...........................        7,319.1          904.9           988.7        1,016.0
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income
  before dividends and income taxes..........................        3,315.4          462.5           427.5          474.8
Policyholder dividends.......................................        2,762.4          398.5           363.7          403.9
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income before income taxes......          553.0           64.0            63.8           70.9
Applicable income taxes......................................          193.4           22.0            22.2           24.7
                                                                 -------------  -------------   -------------  -------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     359.6    $      42.0     $      41.6    $      46.2
                                                                 =============  =============   =============  =============

Policyholder dividends provided through earnings.............    $   2,807.6    $     398.5     $     363.7    $     403.9
Policyholder dividends provided through
  other comprehensive income.................................          167.9          (73.7)         (194.9)           3.8
                                                                 -------------  -------------   -------------  -------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,975.5          324.8           168.8          407.7
POLICYHOLDER DIVIDENDS PAID..................................       (2,642.0)        (339.2)         (397.2)        (395.3)
                                                                 -------------  -------------   -------------  -------------
Change in policyholder dividend liabilities..................          333.5          (14.4)         (228.4)          12.4
Policyholder dividend liabilities, beginning of period.......          325.1          673.0           901.4          889.0
                                                                 -------------  -------------   -------------  -------------
Policyholder dividend liabilities, end of period.............          658.6          658.6           673.0          901.4
  Less:  Policyholder dividends payable, end of period.......         (331.7)        (331.7)         (338.9)        (365.5)
                                                                 -------------  -------------   -------------  -------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     326.9    $     326.9     $     334.1    $     535.9
                                                                 =============  =============   =============  =============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure up to 80% of the mortality risk on most new issues of term insurance.
     o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
     o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued between January 1, 1983 and December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance agreement.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:                                                         YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Direct premiums..............................................................   $     917.5     $     994.7    $   1,043.3
Premiums assumed from reinsureds.............................................          13.7            14.0           13.8
Premiums ceded to reinsurers.................................................         (91.5)          (80.0)         (66.5)
                                                                                -------------   -------------  -------------
PREMIUMS.....................................................................   $     839.7     $     928.7    $     990.6
                                                                                =============   =============  =============
Percentage of amount assumed to net premiums.................................           1.6%            1.5%           1.4%
                                                                                =============   =============  =============

Direct policy benefits incurred..............................................   $     486.4     $     440.1    $     416.3
Policy benefits assumed from reinsureds......................................          14.8             8.2            3.9
Policy benefits ceded to reinsurers..........................................         (64.8)          (56.4)         (52.9)
                                                                                -------------   -------------  -------------
POLICY BENEFITS..............................................................   $     436.4     $     391.9    $     367.3
                                                                                =============   =============  =============

Direct life insurance in force...............................................   $ 143,120.6     $ 133,990.2    $ 126,367.9
Life insurance in force assumed from reinsureds..............................       1,838.7         1,810.5        1,759.5
Life insurance in force ceded to reinsurers..................................     (90,812.5)      (83,144.7)     (80,040.1)
                                                                                -------------   -------------  -------------
LIFE INSURANCE IN FORCE......................................................   $  54,146.8     $  52,656.0    $  48,087.3
                                                                                =============   =============  =============
Percentage of amount assumed to net insurance in force.......................           3.4%            3.4%           3.7%
                                                                                =============   =============  =============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $895.1 million, $984.8 million and $1,054.9 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004.

Irrevocable letters of credit aggregating $52.9 million at December 31, 2006 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Policy acquisition costs deferred............................................   $     329.2     $     187.7    $     164.7
Costs amortized to expenses:
  Recurring costs............................................................        (151.9)         (114.3)        (110.4)
  Credit related to realized investment gains................................           3.4            14.7            0.4
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          16.2            70.5            7.7
                                                                                -------------   -------------  -------------
Change in deferred policy acquisition costs..................................         196.9           158.6           62.4
Deferred policy acquisition costs, beginning of year.........................       1,546.7         1,388.1        1,325.7
                                                                                -------------   -------------  -------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,743.6     $   1,546.7    $   1,388.1
                                                                                =============   =============  =============

Upon completion of a study during the fourth quarter of 2006, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition cost unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition cost unlocking that resulted from these updated assumptions, along with related adjustments resulted in an overall $8.2 million pre-tax benefit to net income. The change in deferred policy acquisition cost assumptions also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $3.5 million, benefit reserves by $7.2 million, reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

During the second quarter of 2005, our net income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased deferred policy acquisition cost amortization by $28.1 million. The net effect of the unlocking increased pre-tax income by $23.8 million.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 26.8% and 30.7% of the face value of total individual life insurance in force at December 31, 2006 and 2005, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2006, less administrative charges.

8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                    YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GROSS           NET            GROSS           NET
                                                                -------------- --------------  -------------- --------------

GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 =============  =============   =============  =============


9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                  AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $     688.5    $     674.1     $     736.8    $     699.9
State and political subdivision..............................          262.6          253.0           365.0          344.2
Foreign government...........................................          269.6          237.9           333.9          298.8
Corporate....................................................        7,179.0        7,111.7         7,450.3        7,322.2
Mortgage-backed..............................................        3,072.4        3,067.1         3,276.0        3,241.2
Other asset-backed...........................................        1,077.8        1,060.3         1,240.6        1,224.6
                                                                 -------------  -------------   -------------  -------------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $  12,549.9    $  12,404.1     $  13,402.6    $  13,130.9
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $   7,000.4    $    6,858.2    $   6,992.0    $    6,748.4
                                                                 =============  =============   =============  =============

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $     173.6    $     142.5     $     169.6    $     151.2
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $     120.5    $      95.2     $      95.4    $      82.5
                                                                 =============  =============   =============  =============


UNREALIZED GAINS AND LOSSES FROM                                                    AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                     ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $      21.0    $      (6.6)    $      41.4    $      (4.5)
State and political subdivision..............................           12.1           (2.5)           23.0           (2.2)
Foreign government...........................................           32.5           (0.8)           36.0           (0.9)
Corporate....................................................          168.6         (101.3)          219.2          (91.1)
Mortgage-backed..............................................           45.9          (40.6)           71.0          (36.2)
Other asset-backed...........................................           22.7           (5.2)           25.4           (9.4)
                                                                 -------------  -------------   -------------  -------------
Debt securities gains and losses.............................    $     302.8    $    (157.0)    $     416.0    $    (144.3)
                                                                 =============  =============   =============  =============
DEBT SECURITIES NET GAINS....................................    $     145.8                    $     271.7
                                                                 =============                  =============

Equity securities gains and losses...........................    $      34.2    $      (3.1)    $      20.4    $      (2.0)
                                                                 =============  =============   =============  =============
EQUITY SECURITIES NET GAINS..................................    $      31.1                    $      18.4
                                                                 =============                  =============

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS            TOTAL
                                            ---------------------------  -------------------------  -------------------------
                                                FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................   $    106.3    $     (2.1)   $    160.5   $     (4.5)   $    266.8   $     (6.6)
State and political subdivision...........          2.5          --            61.2         (2.5)         63.7         (2.5)
Foreign government........................          8.7          (0.1)         36.2         (0.7)         44.9         (0.8)
Corporate.................................        958.9         (14.5)      2,634.2        (86.8)      3,593.1       (101.3)
Mortgage-backed...........................        482.8          (4.7)      1,496.9        (35.9)      1,979.7        (40.6)
Other asset-backed........................        157.6          (1.3)        265.1         (3.9)        422.7         (5.2)
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................   $  1,716.8    $    (22.7)   $  4,654.1   $   (134.3)   $  6,370.9   $   (157.0)
EQUITY SECURITIES.........................         32.7          (2.7)          1.2         (0.4)         33.9         (3.1)
                                            -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,749.5    $    (25.4)   $  4,655.3   $   (134.7)   $  6,404.8   $   (160.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    888.7    $    (14.8)   $  2,050.6   $    (64.2)   $  2,939.3   $    (79.0)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $    860.8    $    (10.6)   $  2,604.7   $    (70.5)   $  3,465.5   $    (81.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     65.9    $     (1.4)   $    194.9   $     (9.9)   $    260.8   $    (11.3)
                                            =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (3.4)                $    (21.5)                $    (24.9)
                                                           ============               ============               ============
NUMBER OF SECURITIES......................                     970                       1,882                      2,852
                                                           ============               ============               ============

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                  ---------------------------------------------------------------------------------
($ in millions)                                  LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ---------------------------  -------------------------  -------------------------
                                                 FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................    $     177.6    $     (3.2)   $    47.9    $     (1.3)   $   225.5    $     (4.5)
State and political subdivision...........           40.0          (1.0)        37.3          (1.2)        77.3          (2.2)
Foreign government........................           41.1          (0.6)        10.6          (0.3)        51.7          (0.9)
Corporate.................................        2,599.5         (59.5)       790.7         (31.6)     3,390.2         (91.1)
Mortgage-backed...........................        1,507.4         (26.8)       326.4          (9.4)     1,833.8         (36.2)
Other asset-backed........................          309.2          (4.6)       205.4          (4.8)       514.6          (9.4)
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................    $   4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $ 6,093.1    $   (144.3)
EQUITY SECURITIES.........................           46.8          (2.0)        --            --           46.8          (2.0)
                                             -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $   4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $ 6,139.9    $   (146.3)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $   2,058.4    $    (44.2)   $   340.0    $    (16.3)   $ 2,398.4    $    (60.5)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $   2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $ 3,741.5    $    (85.8)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     147.8    $     (8.4)   $   106.0    $     (5.5)   $   253.8    $    (13.9)
                                             =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                   $     (2.6)                 $     (1.4)               $     (4.0)
                                                            ============               ============               ============
NUMBER OF SECURITIES......................                      1,069                        351                      1,420
                                                            ============               ============               ============

Unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost totaled $2.5 million at December 31, 2005. Of these, $0.7 million ($0.0 million after offsets for taxes and deferred policy acquisition cost amortization) had been in an unrealized loss for greater than 12 months.

Unrealized losses of below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities amortized cost totaled $0.4 million at December 31, 2005 ($0.0 million after offsets for change in policy dividend obligation), of which $0.4 million had been in an unrealized loss for greater than 12 months.

The securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                     AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                             2006                          2005
                                                                -----------------------------  -----------------------------
                                                                   CARRYING                       CARRYING
                                                                     VALUE       FAIR VALUE         VALUE       FAIR VALUE
                                                                -------------- --------------  -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................    $       13.7   $       14.2    $       39.9   $       38.2
Office buildings.............................................            --             --              14.4           13.8
Retail stores................................................            51.5           52.1            62.1           59.5
Industrial buildings.........................................             8.4            8.3            22.8           21.8
Other........................................................             0.1            0.1             0.1            0.1
                                                                -------------- --------------  -------------- --------------
Subtotal.....................................................            73.7           74.7           139.3          133.4
  Less:  Valuation allowances................................            (1.8)          --             (10.7)          --
                                                                -------------- --------------  -------------- --------------
MORTGAGE LOANS...............................................    $       71.9   $       74.7    $      128.6   $      133.4
                                                                ============== ==============  ============== ==============

Amounts applicable to the closed block.......................    $       66.5   $       68.5    $      109.9   $      105.2
                                                                ============== ==============  ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2006 and 2005 were $0.0 million and $8.2 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $5.3 million and $10.5 million as of December 31, 2006 and 2005, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Valuation allowance, beginning of year.......................................   $       10.7    $        9.9   $       12.8
Additions charged to income..................................................           --               0.8           --
Deductions for write-offs and disposals......................................           (8.9)           --             (2.9)
                                                                               --------------  -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $        1.8    $       10.7   $        9.9
                                                                               ==============  ============== ==============

During the three years ended December 31, 2006, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2006.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                      YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Contributions................................................................   $       41.8    $       66.0   $       59.2
Equity in earnings of partnerships...........................................            3.2            23.8           25.5
Distributions................................................................          (23.8)          (94.6)         (64.3)
Proceeds from sale of partnership interests..................................          (51.9)          (91.5)          --
Realized loss on sale of partnership interests...............................            2.4           (13.9)          --
                                                                               --------------  -------------- --------------
Change in venture capital partnerships.......................................          (28.3)         (110.2)          20.4
Venture capital partnership investments, beginning of period.................          145.1           255.3          234.9
                                                                               --------------  -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $      116.8    $      145.1   $      255.3
                                                                               ==============  ============== ==============

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2006 or 2005.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                                  YEAR ENDED
($ in millions)                                                                                                   DEC 31,
                                                                                                                   2004
                                                                                                              --------------

Aberdeen common stock dividends.............................................................................   $        3.0
Equity in Aberdeen undistributed loss.......................................................................          (21.9)
Other.......................................................................................................            1.7
                                                                                                              --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................................   $      (17.2)
                                                                                                              ==============

AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................................   $        2.0
                                                                                                              ==============

There were no earnings from affiliate debt securities during 2006 or 2005.

Aberdeen Asset Management PLC (Aberdeen)

As of December 31, 2004, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005          2004
                                                                                               -------------- --------------

Equity in undistributed earnings (losses) of affiliates.....................................    $       --     $      (12.3)
Unrealized gain on trading securities.......................................................            --             55.1
Realized investment loss....................................................................            (7.0)          --
                                                                                               -------------- --------------
NET INCOME (LOSS)...........................................................................    $       (7.0)  $       42.8
                                                                                               ============== ==============

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

Hilb Rogal & Hobbs (HRH)

HRH is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                  AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      60.3    $      63.6
Separate account equity investments.........................................................            0.9           17.2
Mezzanine partnerships......................................................................          100.9           75.0
Affordable housing partnerships.............................................................           19.6           22.8
Derivative instruments (Note 12)............................................................            7.0            8.6
Other affiliate investments.................................................................           --              5.7
Real estate.................................................................................           73.0           64.6
Other partnership interests.................................................................           46.1           51.1
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     307.8    $     308.6
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      85.5    $      69.3
                                                                                               ============== ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006, our Life Companies had on deposit securities with a fair value of $62.2 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $     782.2     $     797.3    $     774.4
Equity securities............................................................           7.0             6.3            3.2
Mortgage loans...............................................................           6.2            20.2           22.5
Venture capital partnerships.................................................           3.2            23.8           25.5
Policy loans.................................................................         169.3           165.8          167.1
Other investments............................................................          40.1            47.8           48.8
Cash and cash equivalents....................................................          13.0             6.0            4.4
                                                                               --------------  -------------- --------------
Total investment income......................................................       1,021.0         1,067.2        1,045.9
  Less:  Investment expenses.................................................           9.6             8.6           18.0
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,011.4         1,058.6        1,027.9
Debt and equity securities pledged as collateral (Note 12)...................          19.0            33.9           40.1
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,030.4     $   1,092.5    $   1,068.0
                                                                               ==============  ============== ==============

Amounts applicable to the closed block.......................................   $     540.7     $     556.5    $     560.0
                                                                               ==============  ============== ==============

For 2006, 2005 and 2004, net investment income was lower by $12.1 million, $15.4 million and $9.5 million, respectively, due to non-income producing debt securities. Of these amounts, $8.4 million, $12.1 million and $5.8 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security impairments....................................................   $      (7.9)    $     (31.2)   $     (15.5)
Equity security impairments..................................................          --              (2.1)          (1.5)
Mortgage loan impairments....................................................          --              (0.8)          --
Affiliate equity security impairments........................................          --              --            (11.0)
Other invested asset impairments.............................................          --              --             (3.3)
Debt and equity securities pledged as collateral impairments.................          (1.0)           (1.2)         (16.6)
                                                                               --------------  -------------- --------------
IMPAIRMENT LOSSES............................................................          (8.9)          (35.3)         (47.9)
                                                                               --------------  -------------- --------------
Debt security transaction gains..............................................          62.1            19.2           39.0
Debt security transaction losses.............................................         (20.1)          (37.2)         (10.6)
Equity security transaction gains............................................          25.7             5.8           17.7
Equity security transaction losses...........................................          (3.8)          (12.5)          (5.9)
Mortgage loan transaction gains..............................................           3.2            --              0.2
Venture capital partnership transaction gains (losses).......................           2.4           (13.9)          --
Affiliate equity security transaction gains..................................          10.4            14.4           --
Affiliate equity security transaction losses.................................          --             (10.7)          --
Real estate transaction losses...............................................          --              (0.6)          --
Debt and equity securities pledged as collateral gains.......................          --               2.5           --
Other invested asset transaction gains.......................................           2.8            15.1            5.5
                                                                               --------------  -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................          82.7           (17.9)          45.9
                                                                               --------------  -------------- --------------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $      73.8     $     (53.2)   $      (2.0)
                                                                               ==============  ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million for 2004. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2006 or 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $    (125.9)    $    (313.0)   $     (27.1)
Equity securities............................................................          12.7             2.6            0.2
Debt and equity securities pledged as collateral.............................          (9.1)          (93.3)           7.8
Other investments............................................................          --              (7.5)          --
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               ==============  ============== ==============

Net unrealized investment losses.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               --------------  -------------- --------------
Applicable policyholder dividend obligation..................................         (73.8)         (194.8)           3.6
Applicable deferred policy acquisition costs.................................         (16.2)          (70.5)          (7.7)
Applicable deferred income tax benefit.......................................          (8.2)          (20.1)          (9.8)
                                                                               --------------  -------------- --------------
Offsets to net unrealized investment losses..................................         (98.2)         (285.4)         (13.9)
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 10).......................................   $     (24.1)    $    (125.8)   $      (5.2)
                                                                               ==============  ============== ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security purchases......................................................   $  (4,451.0)    $  (4,500.4)   $  (4,052.9)
Equity security purchases....................................................         (54.9)         (150.8)         (66.3)
Venture capital partnership investments......................................         (41.8)          (65.7)         (59.3)
Other invested asset purchases...............................................         (88.5)          (87.2)         (25.8)
Policy loan advances, net....................................................         (77.0)          (48.3)          44.7
                                                                               --------------  -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,713.2)    $  (4,852.4)   $  (4,159.6)
                                                                               ==============  ============== ==============

Debt securities sales........................................................   $   3,653.6     $   2,925.8    $   2,405.2
Debt securities maturities and repayments....................................       1,580.6         1,367.6        1,483.0
Equity security sales........................................................          87.4           225.4          111.2
Mortgage loan maturities and principal repayments............................          60.3            79.2           77.2
Venture capital partnership capital distributions............................          75.7           185.9           59.4
Affiliate securities sales...................................................          --              --              1.0
Real estate and other invested assets sales..................................         103.7            17.8           76.8
                                                                               --------------  -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   5,561.3     $   4,801.7    $   4,213.8
                                                                               ==============  ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2006 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2006.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ in millions)                                                                    DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  -------------- --------------

Due in one year or less......................................................   $     414.8     $       5.4    $     420.2
Due after one year through five years........................................       1,954.3            27.9        1,982.2
Due after five years through ten years.......................................       3,804.0            23.2        3,827.2
Due after ten years..........................................................       6,231.0            15.4        6,246.4
                                                                               --------------  -------------- --------------
TOTAL........................................................................   $  12,404.1     $      71.9    $  12,476.0
                                                                               ==============  ============== ==============


10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
                                                                ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

6.95% surplus notes..........................................    $      --      $      --       $      30.2    $      30.7
7.15% surplus notes..........................................          174.0          189.6           173.9          183.4
                                                                -------------- --------------  -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     174.0    $     189.6     $     204.1    $     214.1
                                                                ============== ==============  ============== ==============

Our 7.15% surplus notes are an obligation of Phoenix Life and are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at the option of Phoenix Life at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life. On December 15, 2004, Phoenix Life repurchased $144.8 million of the previously issued $175.0 million outstanding principal on its 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, Phoenix Life issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, The Phoenix Companies amended and restated their existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009. The amendments to the terms of the Original Facility set forth in the Amended Facility include, but are not limited to, (i) the elimination of a $750 million limit on aggregate indebtedness, (ii) the modification of certain covenants and other provisions to permit a monetization or securitization of the closed block of specified life and annuity policies established in the Plan of Reorganization of Phoenix Home Life Mutual Insurance Company, and (iii) the permission of acquisitions and joint ventures which satisfy certain additional specified conditions. These conditions include, among other things, majority lender consent in the event the aggregate amount of consideration payable exceeds $400 million in respect of all acquisitions and joint ventures during the term of the agreement, excluding those to which the lenders have previously provided consent.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.5     $      14.7    $      12.8
                                                                               ==============  ============== ==============
INTEREST PAID................................................................   $      14.6     $      14.6    $      12.6
                                                                               ==============  ============== ==============


11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   o Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   o     Liabilities associated with the guaranteed minimum income benefit
         (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................    $     733.0    $     729.5
Equity funds................................................................................        2,591.0        2,342.9
Other.......................................................................................           92.2           82.7
                                                                                               -------------- --------------
TOTAL.......................................................................................    $   3,416.2    $   3,155.1
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2006
($ in millions)                                                                                -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................    $      10.7    $       2.5
Incurred....................................................................................            1.9            1.2
Paid........................................................................................           (1.9)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................    $      10.7    $       3.7
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
                                                                                                    DECEMBER 31, 2005
                                                                                               -----------------------------
(NET OF REINSURANCE RECOVERABLES):                                                                ANNUITY        ANNUITY
($ in millions)                                                                                   GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................    $       9.1    $       0.8
Incurred....................................................................................            2.9            1.7
Paid........................................................................................           (1.3)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................    $      10.7    $       2.5
                                                                                               ============== ==============

-------
(1) The reinsurance recoverable asset related to the GMDB was $39.2 million and $39.0 million as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB) and a guaranteed minimum accumulation benefit (GMAB).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds.

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2006 and 2005, 100% of the aggregate account value with the GMWB and GMAB features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. In 2006, we began hedging our GMAB exposure using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in millions)                                                            ACCOUNT        AT RISK AFTER      ATTAINED AGE
                                                                            VALUE          REINSURANCE       OF ANNUITANT
                                                                       ----------------- -----------------  ----------------

GMDB return of premium(1)...........................................    $      1,363.5    $          8.0          59
GMDB step up(2).....................................................           1,809.8              39.3          60
GMDB earnings enhancement benefit (EEB)(3)..........................              77.6              --            59
GMDB greater of annual step up and roll up(4).......................              37.7               4.0          62
                                                                       ----------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.....................................    $      3,288.6    $         51.3
                                                                       ================= =================

GMIB................................................................    $        620.1    $         --            58
GMAB................................................................             210.6              --            54
GMWB................................................................              30.1              --            67
                                                                       ----------------- -----------------
TOTAL AT DECEMBER 31, 2006..........................................    $        860.8    $         --
                                                                       ================= =================

-------
(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
    The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the currant account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $12.7 million.

12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These eight collateralized obligation trusts are investment trusts with aggregate assets of $4.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $8.0 million, $8.8 million and $8.0 million during the years ended December 31, 2006, 2005 and 2004, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $25.8 million at December 31, 2006 (none of which relates to trusts that are consolidated). Of that exposure, $23.7 million (none of which relates to trust that are consolidated) relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2006 and 2005 and three as of December 31, 2004. As of December 31, 2006, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.7 million, $5.0 million and $3.4 million for the years ended December 31, 2006, 2005 and 2004, respectively, related to these consolidated obligation trusts.

The other six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.7 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $25.8 million ($23.7 million of which are investment grade debt securities at December 31, 2006).

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                  AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $     267.2    $     251.4     $     304.1    $     278.9
Equity securities pledged as collateral......................            0.6            0.3             0.3            0.3
                                                                -------------- --------------  -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     267.8    $     251.7     $     304.4    $     279.2
                                                                ============== ==============  ============== ==============

Cash and accrued investment income of $5.0 million and $17.6 million are included in the amounts above at December 31, 2006 and 2005, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $332.2 million and $371.2 million at December 31, 2006 and 2005, respectively, and non-recourse derivative cash flow hedge liability of $11.8 million (notional amount of $222.9 million with maturity of June 1, 2009) and $18.7 million (notional amount of $210.8 million with maturities of 2005-2013) at December 31, 2006 and 2005, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2006 and 2005.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $      35.4    $     (19.6)    $      35.8    $     (10.6)
Equity securities pledged as collateral......................            0.4           (0.1)            0.1           (0.1)
                                                                -------------- --------------  -------------- --------------
TOTAL........................................................    $      35.8    $     (19.7)    $      35.9    $     (10.7)
                                                                ============== ==============  ============== ==============
NET UNREALIZED GAINS.........................................    $      16.1                    $      25.2
                                                                ==============                 ==============


AGING OF TEMPORARILY IMPAIRED DEBT AND                                  AS OF DECEMBER 31, 2006
EQUITY SECURITIES PLEDGED AS COLLATERAL:     -------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                             -------------------------- ------------------------- --------------------------
                                                 FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------- ------------ ------------ ------------ -------------

Corporate..................................   $     --     $     --      $      0.1   $     (0.2)  $      0.1   $     (0.2)
Mortgage-backed............................         --           --            12.9         (7.7)        12.9         (7.7)
Other asset-backed.........................         --           --             1.5        (11.7)         1.5        (11.7)
                                             ------------ ------------- ------------ ------------ ------------ -------------
DEBT SECURITIES............................   $     --     $     --      $     14.5   $    (19.6)  $     14.5   $    (19.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                             ------------ ------------- ------------ ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     --     $     --      $     14.5   $    (19.7)  $     14.5   $    (19.7)
                                             ============ ============= ============ ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $19.6 million at December 31, 2006. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $0.6 million at December 31, 2006. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2006.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2006
($ in millions)                                                                                                   COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      19.5
Due after one year through five years.......................................................................          48.2
Due after five years through ten years......................................................................          32.6
Due after ten years.........................................................................................         151.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $     251.4
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2006 and 2005 is $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF                                                                  AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INCREASE (DECREASE) IN NET INCOME............................................   $      (1.0)    $       1.3    $     (12.9)
                                                                               ==============  ============== ==============
REDUCTION TO STOCKHOLDERS' EQUITY............................................   $     (71.2)    $     (67.9)   $     (67.5)
                                                                               ==============  ============== ==============

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ in millions)                                                                   2006                      2005
                                                                        ------------------------- --------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             ------------ ------------ ------------- ------------ ------------ -------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30      2007       $       0.4  $      --    $       1.2  $      --
    Non-hedging derivative instruments....           363    2007-2016            2.1          1.2          6.6          4.9
CROSS CURRENCY SWAPS......................            35    2012-2016           --            1.0          0.7         --
PUT OPTIONS...............................            50      2016               4.0         --           --           --
OTHER.....................................            53    2007-2008            0.5         --            0.1         --
                                             ------------               ------------ ------------ ------------ -------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      531                 $       7.0  $       2.2  $       8.6  $       4.9
                                             ============               ============ ============ ============ =============

INTEREST RATE SWAPS

Cash flow hedges

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2006, 2005 and 2004. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $7.0 million as of December 31, 2006. We consider the likelihood of any material loss on these instruments to be remote.

Cross currency swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. We held four cross currency swaps at the end of the statement period.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                       AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

Cash and cash equivalents....................................    $     289.0    $     289.0     $     225.6    $     225.6
Available-for-sale debt securities (Note 9)..................       12,549.9       12,549.9        13,402.6       13,402.6
Available-for-sale equity securities (Note 9)................          173.6          173.6           169.6          169.6
Mortgage loans (Note 9)......................................           71.9           74.7           128.6          133.4
Debt and equity securities pledged as collateral (Note 12)...          267.8          267.8           304.4          304.4
Derivative financial instruments.............................            7.0            7.0             8.6            8.6
Policy loans (Note 9)........................................        2,322.0        2,415.9         2,245.0        2,347.4
                                                                -------------- --------------  -------------- --------------
FINANCIAL ASSETS.............................................    $  15,681.2    $  15,777.9     $  16,484.4    $  16,591.6
                                                                ============== ==============  ============== ==============

Investment contracts.........................................    $   2,228.4    $   2,190.9     $   3,060.7    $   3,054.4
Non-recourse collateralized obligations (Note 12)............          344.0          272.8           389.9          322.0
Indebtedness (Note 10).......................................          174.0          189.6           204.1          214.1
Derivative financial instruments.............................            2.2            2.2             4.9            4.9
                                                                -------------- --------------  -------------- --------------
FINANCIAL LIABILITIES........................................    $   2,748.6    $   2,655.5     $   3,659.6    $   3,595.4
                                                                ============== ==============  ============== ==============


14.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $      26.1     $       6.6    $     (12.5)
  Deferred...................................................................          47.8            33.3           72.2
                                                                               --------------  -------------- --------------
  Continuing operations......................................................          73.9            39.9           59.7
  Equity in earnings of affiliates...........................................          --              --             (6.8)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO NET INCOME........................................          73.9            39.9           52.9
Other comprehensive income...................................................          (8.2)          (22.1)         (14.0)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME..............................   $      65.7     $      17.8    $      38.9
                                                                               ==============  ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $      14.5     $     (14.1)   $       6.0
                                                                               ==============  ============== ==============


EFFECTIVE INCOME TAX RATE:                                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     228.2     $     161.5    $     194.0
                                                                               --------------  -------------- --------------
Income taxes at statutory rate of 35.0%......................................          79.9            56.5           67.9
Investment income not taxed..................................................          (7.1)           (8.7)         (10.8)
Tax interest recoveries......................................................          --              (5.3)          --
Historic rehabilitation and other tax credits................................          (0.6)           (2.3)          --
Realized losses (gains) on available-for-sale securities pledged as collateral          0.3            (0.5)           4.5
Other, net...................................................................           1.4             0.2           (1.9)
                                                                               --------------  -------------- --------------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS.......................   $      73.9     $      39.9    $      59.7
                                                                               ==============  ============== ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ in millions)                                                                                        DECEMBER 31,
                                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     290.7    $     233.8
Unearned premiums/deferred revenues.........................................................          103.3          108.2
Employee benefits...........................................................................           58.3           70.6
Intangible assets...........................................................................            2.1            2.3
Net operating and capital loss carryover benefits...........................................           13.7           25.4
Historic rehabilitation and other tax credits...............................................           16.4           18.7
Foreign tax credits carryover benefits......................................................            8.9            9.0
Other.......................................................................................            5.0            0.6
Valuation allowance.........................................................................           (6.7)          (6.7)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          491.7          461.9
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (434.6)        (374.1)
Investments.................................................................................         (126.7)        (119.5)
Other.......................................................................................           --             --
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (561.3)        (493.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     (69.6)   $     (31.7)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2006 and prior years with The Phoenix Companies.

As of December 31, 2006, we had deferred tax assets of $4.5 million and $8.1 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $12.8 million are scheduled to expire between the years 2017 and 2026. The federal capital losses of $23.3 million are scheduled to expire in 2010. The state net operating losses of $15.3 million related to the non-life subgroup are scheduled to expire between 2019 and 2025. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2006 and 2005, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2006, the deferred income tax assets of $16.4 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2006, we had foreign tax credit carryover totaling $8.9 million, which is scheduled to expire between 2008 and 2009. As of December 31, 2006 and 2005, we had a $5.6 million valuation allowance relative to foreign tax credit carryovers.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2006 and 2005 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.

15.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                     YEAR ENDED DECEMBER 31,
($ in millions)                              -----------------------------------------------------------------------------------
                                                         2006                      2005                         2004
                                             ---------------------------- -------------------------- ---------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- ------------- ------------- ------------- -------------

Unrealized gains (losses) on
  investments..............................   $    (67.3)   $    (10.4)   $   (464.0)   $   (193.1)   $    (12.5)    $    22.5
Net realized investment losses on
  available-for-sale securities included
  in net income............................        (55.0)        (13.7)         52.8          67.3          (6.6)        (27.7)
                                             ------------- ------------- ------------- ------------- ------------- -------------
Net unrealized investment gains............       (122.3)        (24.1)       (411.2)       (125.8)        (19.1)         (5.2)
Net unrealized foreign currency
  translation adjustment ..................         (0.3)         (0.1)         (6.0)         (4.0)         (4.6)         (0.6)
Net unrealized derivative instruments
  gains (losses)...........................          7.1           6.9          82.8          82.8          13.1          13.3
                                             ------------- ------------- ------------- ------------- ------------- -------------
Other comprehensive income (loss)..........       (115.5)   $    (17.3)       (334.4)   $    (47.0)        (10.6)    $     7.5
                                             ------------- ============= ------------- ============= ------------- =============
Applicable policyholder dividend
  obligation...............................        (73.8)                     (194.8)                        3.6
Applicable deferred policy acquisition
  cost amortization........................        (16.2)                      (70.5)                       (7.7)
Applicable deferred income taxes
  (benefit)................................         (8.2)                      (22.1)                      (14.0)
                                             -------------               -------------               -------------
Offsets to other comprehensive income......        (98.2)                     (287.4)                      (18.1)
                                             -------------               -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    (17.3)                 $    (47.0)                 $      7.5
                                             ==============              =============               =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ in millions)                                                          --------------------------------------------------------
                                                                                    2006                        2005
                                                                         --------------------------- ----------------------------
                                                                             GROSS          NET          GROSS          NET
                                                                         ------------- ------------- ------------- --------------

Unrealized gains on investments......................................     $    185.4    $      2.8    $    307.7    $     26.9
Unrealized foreign currency translation adjustment...................           (0.6)         (0.9)         (0.3)         (0.8)
Unrealized losses on derivative instruments..........................          (33.3)        (17.7)        (40.4)        (24.6)
                                                                         ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................          151.5    $    (15.8)        267.0    $      1.5
                                                                         ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................          167.7                       241.5
Applicable deferred policy acquisition costs.........................           (0.3)                       15.9
Applicable deferred income taxes.....................................           (0.1)                        8.1
                                                                         -------------               -------------
Offsets to accumulated other comprehensive income....................          167.3                       265.5
                                                                         -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $    (15.8)                 $      1.5
                                                                         =============               =============


16.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                              YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           5.50%          5.75%
Future compensation increase rate............................................       4.25%           4.00%          4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       9.50%          10.00%          8.50%
Future health care cost increase rate, age 65 and older......................      11.50%          12.25%         10.50%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%


CHANGES IN PENSION PLANS' ASSETS AND                                              YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ------------------------------------------------------------
($ in millions)                                                        EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                                -----------------------------  -----------------------------
                                                                    2006           2005            2006           2005
                                                                -------------- --------------  -------------- --------------

PLANS' ASSETS

Plan assets' actual gain (loss)..............................    $      63.1    $      24.5     $      --      $      --
Employer contributions.......................................           23.9           27.7             5.9            5.5
Participant benefit payments.................................          (26.7)         (26.0)           (5.9)          (5.5)
                                                                -------------- --------------  -------------- --------------
Change in plan assets........................................           60.3           26.2            --             --
Plan assets, beginning of year...............................          422.6          396.4            --             --
                                                                -------------- --------------  -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     482.9    $     422.6     $      --      $      --
                                                                ============== ==============  ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (38.7)   $     (36.7)    $      (9.8)   $      (9.1)
Actuarial gain (loss)........................................           12.1          (13.3)            1.9          (18.3)
Participant benefit payments.................................           26.7           26.0             5.9            5.5
Plan amendments..............................................           --             --              --             (1.5)
                                                                -------------- --------------  -------------- --------------
Change in projected benefit obligation.......................            0.1          (24.0)           (2.0)         (23.4)
Projected benefit obligation, beginning of year..............         (523.0)        (499.0)         (124.6)        (134.6)
                                                                -------------- --------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (522.9)   $    (523.0)    $    (126.6)   $    (158.0)
                                                                ============== ==============  ============== ==============
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATION,
  END OF YEAR................................................    $     (40.0)   $    (100.4)    $    (126.6)   $    (124.6)
                                                                ============== ==============  ============== ==============

ACCUMULATED BENEFIT OBLIGATION...............................    $     494.2    $     492.6     $     111.6    $     106.5
                                                                ============== ==============  ============== ==============

The Phoenix Companies does not expect any required contributions in 2007. The Phoenix Companies made payments totaling $23.9 million to the pension plan during 2006.

CHANGES IN PLAN PROJECTED BENEFIT OBLIGATION:                                                       AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Service and interest cost accrued...........................................................    $      (6.2)   $      (5.2)
Actuarial loss..............................................................................           (6.6)          (4.2)
Participant benefit payments................................................................            6.2            6.7
Plan amendments.............................................................................           --              0.6
                                                                                               -------------- --------------
Change in projected benefit obligation......................................................           (6.6)          (2.1)
Projected benefit obligations, beginning of year............................................          (72.4)         (70.3)
                                                                                               -------------- --------------
PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..................................................    $     (79.0)   $     (72.4)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.1 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes), $6.5 million ($4.2 million after income taxes) and $31.8 million ($20.7 million after income taxes) in 2006, 2005 and 2004, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services.


17.  DISCONTINUED OPERATIONS

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


18.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ in millions)                                                                                DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     932.5     $     885.5    $     814.6
Asset valuation reserve (AVR)................................................         187.8           210.8          213.6
                                                                               --------------  -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,120.3     $   1,096.3    $   1,028.2
                                                                               ==============  ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     131.6     $     106.2    $      35.1
                                                                               ==============  ============== ==============
STATUTORY NET INCOME.........................................................   $     162.0     $      61.0    $      47.1
                                                                               ==============  ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $87.5 million in 2006 and is able to pay $92.2 million in dividends in 2007 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $92.2 million in 2007, would be subject to the discretion of the New York Superintendent of Insurance.


19.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                            AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                                 CARRYING                       CARRYING
                                                                    COST           VALUE           COST           VALUE
                                                                -------------- --------------  -------------- --------------

Real estate..................................................    $     105.5    $      37.0     $     101.1    $      34.9
Equipment....................................................          200.2           40.9           185.4           34.8
Leasehold improvements.......................................            0.8            0.7            --             --
                                                                -------------- --------------  -------------- --------------
Premises and equipment cost and carrying value...............          306.5    $      78.6           286.5    $      69.7
                                                                               ==============                 ==============
Accumulated depreciation and amortization....................         (227.9)                        (216.8)
                                                                --------------                 --------------
PREMISES AND EQUIPMENT.......................................    $      78.6                    $      69.7
                                                                ==============                 ==============

Depreciation and amortization expense for premises and equipment for 2006, 2005 and 2004 totaled $12.1 million, $9.2 million and $11.3 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.7 million, $2.4 million and $6.7 million in 2006, 2005 and 2004, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $14.3 million as of December 31, 2006, payable as follows: 2007, $4.0 million; 2008, $2.7 million; 2009, $2.3 million; 2010, $1.9 million; 2011, $1.4 million; and thereafter, $2.0 million.


20.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.8 million, $9.4 million and $8.2 million for 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $0.5 million and $0.0 million, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.7 million and $0.5 million as of December 31, 2006 and 2005, respectively. The variable product separate accounts fees retained by PXP were $1.8 million, $1.9 million and $3.2 million for 2006, 2005 and 2004, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 3% for the years ended December 31, 2005 and 2004, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2006 and 2005 were $54.0 million and $66.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $48.9 million, $45.3 million and $51.8 million for 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $0.5 million and $5.1 million, as of December 31, 2006 and 2005, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2006, 2005 and 2004, we incurred $50.1 million, $37.6 million and $32.4 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $2.4 million and $1.9 million as of December 31, 2006 and 2005, respectively.


21.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the New York State Insurance Department conducted its routine quinquennial financial and market conduct examination of Phoenix Life and its New York domiciled life insurance subsidiary and the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. The New York State Insurance Department's report, for the five-year period ending December 31, 2002, cited no material violations. In 2004, the NASD also commenced examinations of two broker-dealer affiliates; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified The Phoenix Companies that it was asserting violations of trade reporting rules by a subsidiary. The Phoenix Companies responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified The Phoenix Companies that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. The Phoenix Companies cooperated fully and have had no further inquiry since filing our response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


22.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2006, the Company had committed $181.4 million under such investments, of which $85.8 million is expected to be disbursed by December 31, 2007.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $19.4 million at December 31, 2006.

                                                                     [VERSION C]


                      THE PHOENIX EDGE(R) - VA FOR NEW YORK
                         PHOENIX LIFE INSURANCE COMPANY

         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027



                                   May 1, 2007

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.



                                TABLE OF CONTENTS

                                                                           PAGE

Phoenix Life Insurance Company.......................................         2

Underwriter..........................................................         2


Services.............................................................         2


Performance History..................................................         2

Calculation of Yield and Return......................................        11

Calculation of Annuity Payments .....................................        12

Experts .............................................................        13

Separate Account Financial Statements................................      SA-1

Company Financials Statements........................................       F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.

UNDERWRITER
--------------------------------------------------------------------------------
    Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly owned subsidiary of The Phoenix Companies, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.
--------------------------------------------------------------------------------


SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT


    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


-----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------- -----------------------------------
                  2004                               $2.2 million
----------------------------------------- -----------------------------------
                  2005                               $1.9 million
----------------------------------------- -----------------------------------

                  2007
----------------------------------------- -----------------------------------

OTHER SERVICE PROVIDERS
    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:

----------------------------------------- -----------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------- -----------------------------------
                  2004                                 $ 98,275
----------------------------------------- -----------------------------------
                  2005                                 $ 86,000
----------------------------------------- -----------------------------------
                  2006                                 $101,000

----------------------------------------- -----------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market subaccount, as yield of the Phoenix Multi-Sector Fixed Income subaccount and as total return of any subaccount. For the Phoenix Multi-Sector Fixed Income subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its standardized average annual total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.

    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotation will be blank.


 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDING DECEMBER 31, 2006
                    FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
                                                                                                                            SINCE
                                      SUBACCOUNT               INCEPTION DATE      1 YEAR         5 YEARS     10 YEARS    INCEPTION*
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
AIM V.I. Capital Appreciation Fund                                  3/30/2001       -1.07%         1.99%                   1.26%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
AIM V.I. Core Equity Fund                                           4/21/2006                                              2.62%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
AIM V.I. Mid Cap Core Equity                                        12/1/2004        3.83%                                 6.45%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Alger American Leveraged AllCap Portfolio                            6/5/2000       11.78%         3.78%                  -3.91%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
DWS Equity 500 Index VIP                                           10/29/2001        8.07%         4.06%                   5.37%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Federated Fund For U.S. Government Securities II                    7/15/1999       -3.21%         2.36%                   4.17%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Federated High Income Bond Fund II - Primary Shares                 7/15/1999        3.39%         7.51%                   3.69%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Fidelity VIP Contrafund(R) Portfolio                                 6/5/2000        4.17%        10.11%                   4.31%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Fidelity VIP Growth Opportunities Portfolio                          6/5/2000       -2.06%         2.58%                  -2.84%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Fidelity VIP Growth Portfolio                                        6/5/2000       -0.64%        -0.40%                  -5.42%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Fidelity VIP Investment Grade Bond Portfolio                        1/29/2007
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Franklin Income Securities Fund                                     4/28/2006                                              5.05%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Lazard Retirement Small-Cap Portfolio                               4/25/2005        8.61%                                10.49%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Lord Abbett Bond-Debenture Portfolio                                4/20/2005        1.93%                                 3.55%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Lord Abbett Growth and Income Portfolio                             4/20/2005        9.81%                                11.29%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Lord Abbett Mid-Cap Value Portfolio                                 4/20/2005        4.81%                                11.40%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Mutual Shares Securities Fund                                        5/1/2000       10.90%         8.48%                   9.01%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Neuberger Berman AMT Fasciano Portfolio                             4/28/2006                                             -9.46%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Neuberger Berman AMT Guardian Portfolio                             4/28/2006                                             -0.43%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Oppenheimer Capital Appreciation Fund/VA                            4/28/2006                                             -4.43%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Oppenheimer Global Securities Fund/VA                               4/28/2006                                              0.31%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Oppenheimer Main Street Small Cap Fund/VA                           4/28/2006                                             -6.22%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix Capital Growth Series                                      12/31/1982       -4.13%        -0.61%        0.59%     10.04%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix Growth and Income Series                                     3/2/1998        9.71%         4.20%                   4.57%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix Mid-Cap Growth Series                                        3/2/1998       -3.22%        -1.81%                   3.84%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix Money Market Series                                         10/8/1982       -2.94%         0.05%        2.44%      4.23%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix Multi-Sector Fixed Income Series                           12/31/1982       -0.53%         6.16%        5.34%      8.04%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix Multi-Sector Short Term Bond Series                          6/2/2003       -1.65%                                 1.84%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix Strategic Allocation Series                                 9/17/1984        5.26%         3.66%        7.02%      9.50%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-Aberdeen International Series                                5/1/1990       19.82%        13.75%        8.23%      7.94%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-Alger Small-Cap Growth Series                               8/12/2002       11.96%                                17.71%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-Duff & Phelps Real Estate Securities Series                  5/1/1995       29.42%        25.33%       15.43%     17.38%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth       2/3/2006                                              5.40%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                  2/3/2006                                              2.78%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                2/3/2006                                             -1.46%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth         2/3/2006                                              1.60%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       3/2/1998        7.46%        12.27%                   8.22%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-Sanford Bernstein Small-Cap Value Series                   11/20/2000        9.28%        13.49%                  14.78%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-Van Kampen Comstock Series                                   3/2/1998       13.40%         5.02%                   7.58%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Phoenix-Van Kampen Equity 500 Index Series                          7/14/1997        6.77%         2.76%                   4.18%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                4/28/2006                                            -10.59%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
PIMCO VIT Real Return Portfolio                                     4/28/2006                                             -4.55%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
PIMCO VIT Total Return Portfolio                                    4/28/2006                                             -2.73%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Rydex Variable Trust Inverse Government Long Bond Fund               6/2/2003        0.72%                                -3.36%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Rydex Variable Trust Nova Fund                                       6/2/2003       11.79%                                14.53%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Rydex Variable Trust Sector Rotation Fund                            6/2/2003        3.97%                                12.36%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Templeton Developing Markets Securities Fund                        9/27/1996       20.52%        23.88%        4.09%      4.07%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Templeton Foreign Securities Fund                                   5/11/1992       13.94%         9.56%        6.85%      9.07%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Templeton Global Asset Allocation Fund                             11/28/1988       13.61%        11.16%        8.41%      9.61%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Templeton Growth Securities Fund                                     5/1/2000       14.30%         8.89%                   7.18%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------

                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDING DECEMBER 31, 2006
                                        FOR CONTRACTS WITH DEATH BENEFIT OPTION 1 (CONTINUED)
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
                                                                                                                            SINCE
                                      SUBACCOUNT               INCEPTION DATE      1 YEAR         5 YEARS     10 YEARS    INCEPTION*
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Van Kampen UIF Equity and Income Portfolio                          4/28/2006                                               1.20%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Wanger International Select                                          2/1/1999       28.36%       17.04%                    14.39%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Wanger International Small Cap                                       5/1/1995       29.51%       21.12%        14.06%      17.44%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Wanger Select                                                        2/1/1999       12.21%       12.08%                    14.06%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------
Wanger U.S. Smaller Companies                                        5/1/1995        0.49%        9.37%        10.70%      14.09%
-------------------------------------------------------------- ---------------- ------------ ------------- ------------ ------------

 *The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDING DECEMBER 31, 2006
                                              FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
                                                                                                                            SINCE
                                     SUBACCOUNT                 INCEPTION DATE     1 YEAR      5 YEARS       10 YEARS     INCEPTION*
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
AIM V.I. Capital Appreciation Fund                                   3/30/2001      -1.44%        1.61%                      0.89%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
AIM V.I. Core Equity Fund                                            4/21/2006                                               2.35%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
AIM V.I. Mid Cap Core Equity                                         12/1/2004       3.44%                                   6.06%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Alger American Leveraged AllCap Portfolio                             6/5/2000      11.36%        3.40%                     -4.24%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
DWS Equity 500 Index VIP                                            10/29/2001       7.67%        3.68%                      4.99%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Federated Fund For U.S. Government Securities II                     7/15/1999      -3.58%        1.98%                      3.80%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Federated High Income Bond Fund II - Primary Shares                  7/15/1999       3.01%        7.12%                      3.33%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Fidelity VIP Contrafund(R) Portfolio                                  6/5/2000       3.78%        9.71%                      3.94%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Fidelity VIP Growth Opportunities Portfolio                           6/5/2000      -2.43%        2.20%                     -3.18%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Fidelity VIP Growth Portfolio                                         6/5/2000      -1.01%       -0.77%                     -5.75%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Fidelity VIP Investment Grade Bond Portfolio                         1/29/2007
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Franklin Income Securities Fund                                      4/28/2006                                               4.78%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Lazard Retirement Small-Cap Portfolio                                4/25/2005       8.21%                                  10.08%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Lord Abbett Bond-Debenture Portfolio                                 4/20/2005       1.55%                                   3.17%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Lord Abbett Growth and Income Portfolio                              4/20/2005       9.40%                                  10.88%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Lord Abbett Mid-Cap Value Portfolio                                  4/20/2005       4.42%                                  10.99%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Mutual Shares Securities Fund                                         5/1/2000      10.49%        8.09%                      8.61%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Neuberger Berman AMT Fasciano Portfolio                              4/28/2006                                              -9.67%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Neuberger Berman AMT Guardian Portfolio                              4/28/2006                                              -0.68%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Oppenheimer Capital Appreciation Fund/VA                             4/28/2006                                              -4.67%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Oppenheimer Global Securities Fund/VA                                4/28/2006                                               0.06%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Oppenheimer Main Street Small Cap Fund/VA                            4/28/2006                                              -6.45%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix Capital Growth Series                                       12/31/1982      -4.48%       -0.97%          0.24%       9.66%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix Growth and Income Series                                      3/2/1998       9.31%        3.82%                      4.20%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix Mid-Cap Growth Series                                         3/2/1998      -3.58%       -2.16%                      3.47%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix Money Market Series                                          10/8/1982      -3.30%       -0.32%          2.08%       3.86%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix Multi-Sector Fixed Income Series                            12/31/1982      -0.90%        5.77%          4.97%       7.66%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix Multi-Sector Short Term Bond Series                           6/2/2003      -2.02%                                   1.46%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix Strategic Allocation Series                                  9/17/1984       4.87%        3.28%          6.64%       9.12%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-Aberdeen International Series                                 5/1/1990      19.37%       13.34%          7.84%       7.56%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-Alger Small-Cap Growth Series                                8/12/2002      11.55%                                  17.29%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-Duff & Phelps Real Estate Securities Series                   5/1/1995      28.94%       24.88%         15.02%      16.96%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth        2/3/2006                                               5.04%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                   2/3/2006                                               2.44%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                 2/3/2006                                              -1.80%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth          2/3/2006                                               1.25%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                        3/2/1998       7.06%       11.87%                      7.85%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-Sanford Bernstein Small-Cap Value Series                    11/20/2000       8.88%       13.08%                     14.37%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-Van Kampen Comstock Series                                    3/2/1998      12.98%        4.64%                      7.20%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Phoenix-Van Kampen Equity 500 Index Series                           7/14/1997       6.37%        2.38%                      3.81%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                 4/28/2006                                             -10.80%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
PIMCO VIT Real Return Portfolio                                      4/28/2006                                              -4.80%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
PIMCO VIT Total Return Portfolio                                     4/28/2006                                              -2.98%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Rydex Variable Trust Inverse Government Long Bond Fund                6/2/2003       0.34%                                  -3.70%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Rydex Variable Trust Nova Fund                                        6/2/2003      11.37%                                  14.12%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Rydex Variable Trust Sector Rotation Fund                             6/2/2003       3.58%                                  11.95%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Templeton Developing Markets Securities Fund                         9/27/1996      20.08%       23.43%          3.71%       3.70%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Templeton Foreign Securities Fund                                    5/11/1992      13.52%        9.17%          6.46%       8.69%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Templeton Global Asset Allocation Fund                              11/28/1988      13.19%       10.76%          8.02%       9.22%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Templeton Growth Securities Fund                                      5/1/2000      13.87%        8.49%                      6.80%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------


                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDING DECEMBER 31, 2006
                                        FOR CONTRACTS WITH DEATH BENEFIT OPTION 2 (CONTINUED)
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
                                                                                                                           SINCE
                                     SUBACCOUNT                 INCEPTION DATE      1 YEAR      5 YEARS      10 YEARS    INCEPTION*
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Van Kampen UIF Equity and Income Portfolio                           4/28/2006                                              0.94%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Wanger International Select                                           2/1/1999       27.89%       16.62%                   13.98%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Wanger International Small Cap                                        5/1/1995       29.04%       20.69%        13.67%     17.05%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Wanger Select                                                         2/1/1999       11.79%       11.67%                   13.65%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------
Wanger U.S. Smaller Companies                                         5/1/1995        0.11%        8.97%        10.33%     13.70%
-------------------------------------------------------------- ----------------- ----------- ------------- ------------ ------------


*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.


                        NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

---------------------------------------------------------------------------------------------------------------------------------
                         SUBACCOUNT                 1997    1998   1999     2000   2001     2002  2003    2004   2005   2006
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 12.49%  18.23%  43.32% -11.71% -23.97% -25.04% 28.36%  5.67%  7.86%  5.35%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                          24.59%  26.54%  33.05% -15.32% -23.53% -16.34% 23.31%  7.99%  4.37% 15.66%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                         -11.90% 26.18% 12.80%  6.65% 10.24%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          18.61%  56.42%  76.47% -25.52% -16.69% -34.51% 33.51%  7.21% 13.42% 18.19%
---------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                   27.56%  19.31% -10.05% -12.99% -23.02% 27.00%  9.60%  3.74% 14.48%
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II    7.60%   6.69%  -1.48%   9.99%   6.07%   8.07%  1.44%  2.68%  1.11%  3.20%
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
    Primary Shares                                 12.81%   1.78%   1.40%  -9.84%   0.46%   0.48% 21.12%  9.47%  1.74%  9.81%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                       28.77%  23.04%  -7.55% -13.15% -10.24% 27.20% 14.30% 15.80% 10.59%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                23.39%   3.25% -17.93% -15.22% -22.62% 28.49%  6.10%  7.89%  4.36%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                              38.13%  36.06% -11.86% -18.47% -30.83% 31.59%  2.33%  4.73%  5.77%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                        7.33%   9.21%  4.12%  3.38%  1.17%  3.37%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                            18.36%  -0.15%  -1.50% 30.54% 12.83%  0.70% 17.18%
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                      -4.08%   4.19%  19.97%  17.56% -18.41% 35.99% 13.86%  3.06% 15.03%
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                        6.96% 16.95%  6.92%  0.40%  8.35%
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio            23.54%  11.87%  15.69%  14.74%  -7.56% -18.77% 29.84% 11.64%  2.32% 16.22%
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                        51.08%   7.08% -10.59% 23.64% 22.93%  7.25% 11.22%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      16.39%  -1.08%  12.56%  12.24%   6.08% -12.61% 24.02% 11.62%  9.56% 17.32%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                           23.94% 10.87%  1.98%  4.31%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                           30.21% 14.51%  7.18% 12.01%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                  -27.74% 29.52%  5.66%  3.93%  6.72%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                             -12.97% -23.06% 41.58% 17.81% 13.04% 16.31%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                 -16.68% 42.95% 18.11%  8.73% 13.63%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                      20.01%  28.86%  28.53% -18.52% -35.22% -25.49% 25.35%  4.03%  2.78%  2.29%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                   15.97%  -7.45%  -9.00% -23.21% 26.32%  9.48%  3.86% 16.13%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                      44.35%  12.73% -25.79% -33.11% 27.68%  5.76%  3.24%  3.20%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         4.25%   4.16%   3.89%   5.09%   2.88%   0.51% -0.22% -0.11%  1.66%  3.48%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series           10.10%  -5.01%   4.51%   5.53%   5.13%   9.01% 13.54%  5.88%  0.87%  5.89%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                               4.39%  0.45%  4.77%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                19.67%  19.72%  10.27%  -0.31%   0.95% -12.37% 18.79%  6.49%  0.88% 11.68%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              11.05%  26.80%  28.36% -16.57% -24.73% -15.57% 30.68% 19.70% 17.51% 26.23%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                             52.00%  1.20% 14.61% 18.38%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities Series                                20.98% -21.92%   3.84%  29.63%   5.74%  11.07% 37.02% 33.48% 14.06% 35.84%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                    -11.09%  15.86%  21.88%  -9.37% 39.71% 19.32%  6.76% 13.88%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                   14.71%  -9.36% 42.57% 21.57%  6.50% 15.70%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                 23.22%  31.01% -18.70% -22.64% 22.76% 11.90%  4.48% 19.82%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                 30.51%  17.77% -12.27% -12.69% -24.37% 25.09%  8.85%  2.76% 13.19%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy
    Portfolio
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long

Bond Fund                                                                                               -11.47% -6.09%  7.14%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             28.90%  22.16% -21.02% -24.27% -36.30% 37.94% 13.59%  3.03% 18.20%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                         28.73%  9.72% 12.69% 10.39%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund      -30.02% -21.76%  51.93% -32.66%  -8.84%  -1.05% 51.62% 23.59% 26.28% 26.94%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  12.64%   8.07%  22.15%  -3.24% -16.70% -19.30% 31.02% 17.46%  9.18% 20.36%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             14.26%   5.15%  21.46%  -0.85% -10.76%  -5.25% 30.77% 14.68%  2.63% 20.03%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   12.20%   7.73%  19.75%   0.57%  -2.20% -19.22% 30.95% 14.98%  7.89% 20.72%
---------------------------------------------------------------------------------------------------------------------------------


                     NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1 (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                         SUBACCOUNT                1997    1998    1999    2000   2001     2002  2003    2004   2005   2006
--------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                             10.52%   6.42% 11.57%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                              -2.46% -27.29% -16.06% 39.97% 23.22%  15.38% 34.78%
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                   -2.35%  15.30% 124.49% -28.50% -21.99% -14.61% 47.53% 29.10%  20.44% 35.93%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                             8.48%   8.18%  -8.45% 29.55% 18.23%   9.50% 18.63%
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                    28.28%   7.72%  23.96%  -8.99%  10.38% -17.56% 41.93% 17.27%  10.26%  6.91%
--------------------------------------------------------------------------------------------------------------------------------


                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

---------------------------------------------------------------------------------------------------------------------------------
                         SUBACCOUNT                 1997     1998      1999   2000    2001       2002  2003    2004   2005   2006
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                 12.10%   17.82%    42.82% -12.01% -24.24% -25.30% 27.90%   5.29%  7.48%  4.98%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                          24.16%   26.10%    32.58% -15.62% -23.80% -16.63% 22.88%   7.61%  4.01% 15.25%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                            -12.21% 25.74%  12.40%  6.28%  9.86%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio          18.19%   55.87%    75.85% -25.78% -16.94% -34.74% 33.04%   6.83% 13.02% 17.78%
---------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                    27.12%    18.89% -10.36% -13.30% -23.29% 26.56%   9.21%  3.37% 14.08%
---------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II    7.23%    6.32%    -1.83%   9.61%   5.69%   7.68%  1.09%   2.31%  0.76%  2.84%
---------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
    Primary Shares                                 12.42%    1.42%     1.05% -10.15%   0.10%   0.12% 20.69%   9.08%  1.38%  9.43%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                        28.32%    22.61%  -7.87% -13.44% -10.56% 26.75%  13.90% 15.39% 10.20%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                 22.96%     2.89% -18.21% -15.51% -22.89% 28.04%   5.72%  7.50%  3.99%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                               37.65%    35.58% -12.17% -18.74% -31.07% 31.12%   1.97%  4.36%  5.40%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                                           6.95%   8.83%  3.76%   3.02%  0.82%  3.01%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                               17.95%  -0.50%  -1.84% 30.08%  12.44%  0.35% 16.77%
---------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                       -4.42%     3.82%  19.55%  17.15% -18.70% 35.52%  13.46%  2.70% 14.62%
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                           6.58% 16.54%   6.54%  0.05%  7.97%
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio            23.11%   11.48%    15.29%  14.34%  -7.88% -19.05% 29.39%  11.25%  1.96% 15.81%
---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                           50.55%   6.70% -10.91% 23.21%  22.50%  6.88% 10.83%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                      15.98%   -1.43%    12.17%  11.85%   5.70% -12.91% 23.58%  11.22%  9.18% 16.91%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                              23.51%  10.48%  1.62%  3.94%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                              29.76%  14.11%  6.81% 11.61%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                                     -27.99% 29.07%   5.29%  3.56%  6.34%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                                -13.27% -23.33% 41.09%  17.40% 12.65% 15.91%
---------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                                                    -16.97% 42.45%  17.70%  8.36% 13.23%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                      19.59%   28.41%    28.08% -18.81% -35.40% -25.75% 24.91%   3.66%  2.42%  1.93%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                      15.56%  -7.77%  -9.32% -23.48% 25.87%   9.10%  3.50% 15.72%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                         43.84%  12.34% -26.05% -33.35% 27.22%   5.39%  2.88%  2.83%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                         3.88%    3.80%     3.53%   4.73%   2.52%   0.15% -0.57%  -0.47%  1.30%  3.11%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series            9.71%   -5.34%     4.15%   5.16%   4.76%   8.62% 13.14%   5.50%  0.52%  5.51%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                                                                   4.02%  0.10%  4.40%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                19.25%   19.30%     9.88%  -0.66%   0.59% -12.68% 18.37%   6.12%  0.52% 11.28%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series              10.66%   26.35%    27.91% -16.86% -25.00% -15.87% 30.22%  19.27% 17.09% 25.79%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                                51.47%   0.85% 14.20% 17.97%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
    Securities Series                              20.55%  -22.19%     3.48%  29.18%   5.28%  10.68% 36.54%  33.01% 13.66% 35.36%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Aggressive Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series:
Moderate Growth
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                       -11.40%  15.46%  21.48%  -9.69% 39.21%  18.90%  6.39% 13.48%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                                      14.31%  -9.68% 42.07%  21.14%  6.12% 15.29%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                    22.79%  30.55% -18.97% -22.91% 22.33%  11.50%  4.12% 19.39%
---------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                 30.05%     17.36% -12.57% -13.00% -24.64% 24.65%   8.46%  2.40% 12.79%
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
    Strategy Portfolio
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
---------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long
Bond Fund                                                                                                   -11.78% -6.42%  6.76%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                             28.45%     21.73% -21.29% -24.54% -36.52% 37.46%  13.19%  2.67% 17.79%
---------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                            28.28%   9.33% 12.30% 10.00%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund      -30.26% -22.03%     51.41% -32.89%  -9.24%  -1.39% 51.08%  23.15% 25.84% 26.49%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                  12.25%   7.69%     21.72%  -3.58% -17.05% -19.58% 30.56%  17.05%  8.80% 19.93%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund             13.86%   4.78%     21.03%  -1.19% -11.08%  -5.58% 30.31%  14.27%  2.26% 19.60%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                   11.81%   7.35%     19.34%   0.22%  -2.48% -19.51% 30.49%  14.58%  7.51% 20.29%
---------------------------------------------------------------------------------------------------------------------------------

                     NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2 (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                         SUBACCOUNT                 1997    1998     1999      2000   2001    2002    2003    2004   2005   2006
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                                                                    10.13%  6.05% 11.18%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                   -2.80% -27.55% -16.35%  39.47%  22.78% 14.98% 34.31%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     -2.69%  14.89%   123.71%  -28.75% -22.16% -14.91%  47.01%  28.64% 20.01% 35.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                  8.10%   7.72%  -8.77%  29.09%  17.81%  9.11% 18.21%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      27.83%   7.34%    23.53%   -9.31%  10.10% -17.85%  41.43%  16.85%  9.87%  6.53%
----------------------------------------------------------------------------------------------------------------------------------

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either 0.775% (Death Benefit Option 1) or 1.125% (Death Benefit Option
2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


Example Calculation

    The following are examples of how these return/yield calculations for the Phoenix Money Market Subaccount were based on the 7-day period ending December 31, 2006:

EXAMPLE FOR DEATH BENEFIT OPTION 1:
Value of hypothetical pre-existing account with exactly one Unit at
   the beginning of the period:.........................................       $1.000000
Value of the same account (excluding capital changes) at the end of
   the 7-day period:....................................................        1.000703
Calculation:

   Ending account value.................................................        1.000703
   Less beginning account value.........................................        1.000000
   Net change in account value..........................................        0.000703
Base period return:

   (net change/beginning account value).................................        0.000703
Current yield = return x (365/7) =......................................           3.67%
Effective yield = [(1 + return)(365/7)] -1 =............................           3.73%
EXAMPLE FOR DEATH BENEFIT OPTION 2:

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.................................       $1.000000
Value of the same account (excluding capital changes) at
   the end of the 7-day period:.........................................        1.000634
Calculation:

   Ending account value.................................................        1.000634
   Less beginning account value.........................................        1.000000
   Net change in account value..........................................        0.000634
Base period return:

   (net change/beginning account value).................................        0.000634
Current yield = return x (365/7) =......................................           3.31%
Effective yield = [(1 + return)(365/7)] -1 =............................           3.36%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

    II           =      a hypothetical initial payment of $1,000

    R            =      average annual total return for the period

    n            =      number of years in the period

    ERV          =      ending redeemable value of the hypothetical $1,000 for
                        the period [see (2) and (3) above]

    We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


      The Dow Jones Industrial Average(SM) (1) ("DJIA")
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The Standard & Poor's 500 Index ("S&P 500")(2)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

      Lipper Analytical Services
      Morningstar, Inc.
      Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

      Barron's
      Business Week
      Changing Times
      Consumer Reports
      Financial Planning
      Financial Services Weekly
      Financial World
      Forbes
      Fortune
      Investor's Business Daily
      Money
      Personal Investor
      Registered Representative
      The New York Times
      The Wall Street Journal
      U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

      The Dow Jones Industrial Average(SM) (1)
      First Boston High Yield Index
      Salomon Brothers Corporate Index
      Salomon Brothers Government Bond Index
      The S&P 500(2)

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options and restrictions.

    You may elect a payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units and all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Options A, B, D, E and F rates are based on the a-49 Annuity Table(4) projected to 1985 with Projection Scale B. We use an interest rate of 3-3/8% for 5- and 10-year periods certain under Option A, for the 10-year period certain under Option F, and for Option E; an interest rate of 3-1/4% for the 20-year period certain under Options A and F; an interest rate of 3-1/2% under Options B and D. Under Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the settlement date.

VARIABLE ANNUITY PAYMENTS
    Under all variable annuity payment options except Option L, the first payment is based on an assumed annual interest rate of 4-1/2%. All subsequent payments may be higher or lower depending on investment experience of the subaccounts.

    Under Options I, J, K, M and N, we determine the first payment by multiplying the amounts held under the selected annuity payment option in each subaccount by the applicable payment option rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants. The first payment equals the total of such amounts determined for each subaccount. We determine future payments under these options by multiplying the contract value in each subaccount (Number of Annuity Units times the Annuity Unit Value) by the applicable payment option's rate on the payment calculation date. The payment will equal the sum of the amounts provided by each subaccount investment.

    Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Options I, J, M and N, the applicable annuity payment options rate used to determine the first payment amount will not be less than the rate based on the 1983 Table A (1983 IAM)(4) projected with Projection Scale G to the year 2040, and with continued projection thereafter, and on the assumed interest rate. Under Option K, the rate will be based on the number of payments to be made during the specified period and the assumed interest rate.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.



EXPERTS
--------------------------------------------------------------------------------
    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


    Kathleen A. McGah, Vice President and Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.







---------------------

(1) The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted(3) index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

(2) The S&P 500 is a market-value weighted(3) index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

(3) Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.

(4) The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities.

                                                                      [LOGO]
                                                                      PHOENIX

================================================================================

                                                                ANNUAL REPORT





                                                        PHOENIX LIFE VARIABLE
                                                         ACCUMULATION ACCOUNT

                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                        AIM V.I. CAPITAL                                AIM V.I. MID CAP         ALGER AMERICAN
                                       APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -      LEVERAGED ALLCAP
                                            CLASS I               FUND - CLASS I            CLASS I            PORTFOLIO - CLASS O
                                       -------------------     --------------------     ------------------     -------------------
Assets:
   Investments at fair value           $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
      Shares                          {            143,870}   {              47,787}   {           143,926}   {             89,536}
      Cost                            {$         3,059,061}   {$          1,194,758}   {$        1,933,708}   {$         2,362,192}
                                       -------------------     --------------------     ------------------     -------------------
   Total Assets                        $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                  -     $                -     $                 -
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
Net Assets:
   Accumulation Units                  $         3,772,248     $          1,300,703     $        1,942,595     $         3,668,247
   Contracts in payout
      (annuitization period)           $                 -     $                  -     $            3,267     $            45,706
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
                                       ===================     ====================     ==================     ===================
      Units Outstanding                          3,554,236                1,197,342              1,640,916               4,326,110
                                       ===================     ====================     ==================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                  -     $                -     $                 -
         Asset Manager Option 2        $                 -     $                  -     $                -     $                 -
         Big Edge                      $              1.06     $               1.09     $             1.19     $              0.77
         Freedom Edge(R)               $                 -     $                  -     $             1.18     $              1.52
         Group Strategic Edge(R)       $              0.98     $               1.09     $             1.19     $              0.80
         Phoenix Dimensions(SM)
            Option 1                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.15     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Income Choice(R)      $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.15     $               1.08     $             1.18     $              1.27
         Phoenix Investor's Edge(R)
            Option 2                   $              1.14     $               1.08     $             1.17     $              1.26
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.18     $               1.09     $             1.19     $              1.34
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.18     $               1.09     $             1.19     $              1.33
         Phoenix Spectrum Edge(R)
            Option 3                   $              1.17     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Retirement Planner's Edge     $              1.04     $               1.09     $                -     $                 -
         Templeton Investment Plus     $                 -     $                  -     $                -     $                 -
         The Big Edge Choice(R)--NY    $              1.04     $               1.09     $             1.18     $              0.80
         The Big Edge Plus(R)          $              0.98     $               1.09     $             1.19     $              0.80
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.07     $               1.09     $             1.20     $              1.03
         The Phoenix Edge(R)--VA NY
            Option 2                   $              0.99     $               1.09     $             1.19     $              1.13

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                           FIDELITY VIP
                                        DWS EQUITY 500     FEDERATED FUND FOR      FEDERATED HIGH          CONTRAFUND(R)
                                       INDEX FUND VIP -      U.S. GOVERNMENT      INCOME BOND FUND      PORTFOLIO - SERVICE
                                           CLASS A            SECURITIES II      II - PRIMARY SHARES            CLASS
                                       ----------------    ------------------    -------------------    -------------------
Assets:
   Investments at fair value           $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
      Shares                          {         561,590}  {         1,742,478}  {            705,825}  {            941,092}
      Cost                            {$      6,088,491}  {$       19,687,666}  {$         5,558,642}  {$        23,129,243}
                                       ----------------    ------------------    -------------------    -------------------
   Total Assets                        $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -    $                -    $                 -    $                 -
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
Net Assets:
   Accumulation Units                  $      8,407,036    $       18,633,707    $         5,397,144    $        29,359,309
   Contracts in payout
      (annuitization period)           $              -    $        1,126,002    $           143,592    $           172,148
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
                                       ================    ==================    ===================    ===================
      Units Outstanding                       6,434,736            16,024,465              4,085,983             21,842,124
                                       ================    ==================    ===================    ===================
      Unit Value
         Asset Manager Option 1        $              -    $                -    $                 -    $                 -
         Asset Manager Option 2        $              -    $                -    $                 -    $                 -
         Big Edge                      $           1.35    $             1.36    $              1.39    $              1.35
         Freedom Edge(R)               $              -    $             1.06    $                 -    $              1.61
         Group Strategic Edge(R)       $           1.33    $             1.33    $              1.32    $              1.31
         Phoenix Dimensions(SM)
            Option 1                   $              -    $                -    $                 -    $              1.24
         Phoenix Dimensions(SM)
            Option 2                   $           1.19    $             1.02    $                 -    $                 -
         Phoenix Dimensions(SM)
             Option 3                  $              -    $                -    $                 -    $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Income Choice(R)      $              -    $             1.19    $                 -    $                 -
         Phoenix Income Choice(R)
            with GPAF                  $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.25    $             1.12    $              1.41    $              1.62
         Phoenix Investor's Edge(R)
            Option 2                   $           1.24    $             1.11    $              1.40    $              1.61
         Phoenix Investor's Edge(R)
            Option 3                   $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.28    $             1.15    $              1.47    $              1.65
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.27    $             1.14    $              1.46    $              1.63
         Phoenix Spectrum Edge(R)
            Option 3                   $              -    $             1.13    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Retirement Planner's Edge     $           1.32    $             1.19    $              1.43    $              1.57
         Templeton Investment Plus     $              -    $                -    $                 -    $                 -
         The Big Edge Choice(R)--NY    $           1.32    $             1.34    $              1.31    $              1.32
         The Big Edge Plus(R)          $           1.33    $             1.33    $              1.32    $              1.31
         The Phoenix Edge(R)--VA NY
            Option 1                   $           1.35    $             1.22    $              1.47    $              1.56
         The Phoenix Edge(R)--VA NY
            Option 2                   $           1.33    $             1.20    $              1.43    $              1.54

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                       FIDELITY VIP GROWTH
                                           OPPORTUNITIES       FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                       PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                              CLASS                   CLASS                 CLASS 2           - SERVICE SHARES
                                       -------------------     -------------------     -----------------     -------------------
Assets:
   Investments at fair value           $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
      Shares                          {            162,139}   {            121,508}   {           78,392}   {             32,230}
      Cost                            {$         2,520,429}   {$         3,469,757}   {$       1,316,378}   {$           505,479}
                                       -------------------     -------------------     -----------------     -------------------
   Total Assets                        $         2,941,211     $         4,340,178     $       1,360,859     $           557,877

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $                 -
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
Net Assets:
   Accumulation Units                  $         2,936,186     $         4,230,140     $       1,360,859     $           553,176
   Contracts in payout
      (annuitization period)           $             5,025     $           110,038     $               -     $             4,701
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
                                       ===================     ===================     =================     ===================
      Units Outstanding                          3,077,984               5,538,202             1,237,653                 445,562
                                       ===================     ===================     =================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $                 -
         Asset Manager Option 2        $                 -     $                 -     $               -     $                 -
         Big Edge                      $              0.86     $              0.71     $            1.04     $              1.26
         Freedom Edge(R)               $              1.30     $                 -     $               -     $                 -
         Group Strategic Edge(R)       $              0.82     $              0.70     $            1.04     $              1.25
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.12     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.18     $              1.02     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 2                   $              1.17     $              1.01     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.20     $              1.05     $            1.11     $              1.26
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.19     $              1.04     $            1.11     $              1.25
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $              1.04     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Retirement Planner's Edge     $              1.09     $              0.93     $               -     $                 -
         Templeton Investment Plus     $                 -     $                 -     $               -     $                 -
         The Big Edge Choice(R)--NY    $              0.86     $              0.70     $               -     $              1.25
         The Big Edge Plus(R)          $              0.82     $              0.70     $            1.04     $              1.25
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.00     $              0.92     $            1.11     $                 -
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.07     $              0.80     $            1.11     $              1.25

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                               LORD ABBETT GROWTH
                                        LORD ABBETT BOND-          AND INCOME            LORD ABBETT MID-        MUTUAL SHARES
                                       DEBENTURE PORTFOLIO     PORTFOLIO - CLASS       CAP VALUE PORTFOLIO     SECURITIES FUND -
                                          - CLASS VC                    VC                 - CLASS VC               CLASS 2
                                       -------------------     ------------------      -------------------     -----------------
Assets:
   Investments at fair value           $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
      Shares                          {            281,079}   {           398,482}    {            163,416}   {          726,890}
      Cost                            {$         3,289,470}   {$       10,571,321}    {$         3,265,155}   {$      11,361,421}
                                       -------------------     ------------------      -------------------     -----------------
   Total Assets                        $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                -      $                 -     $               -
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
Net Assets:
   Accumulation Units                  $         3,324,080     $       11,660,919      $         3,554,639     $      14,715,145
   Contracts in payout
      (annuitization period)           $             3,885     $           30,535      $             4,603     $         164,334
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
                                       ===================     ==================      ===================     =================
      Units Outstanding                          3,019,940              9,634,813                2,968,532             8,278,130
                                       ===================     ==================      ===================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                -      $                 -     $               -
         Asset Manager Option 2        $                 -     $                -      $                 -     $               -
         Big Edge                      $              1.11     $             1.22      $              1.20     $            1.57
         Freedom Edge(R)               $                 -     $             1.21      $                 -     $            1.57
         Group Strategic Edge(R)       $              1.10     $             1.21      $              1.20     $            1.96
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                -      $                 -     $            1.26
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $             1.21      $                 -     $            1.25
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Income Choice(R)      $              1.10     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.10     $             1.21      $              1.19     $            1.52
         Phoenix Investor's Edge(R)
            Option 2                   $              1.09     $             1.20      $              1.19     $            1.51
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.11     $             1.22      $              1.20     $            1.54
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.53
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $             1.21      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Retirement Planner's Edge     $              1.10     $             1.21      $              1.20     $            1.58
         Templeton Investment Plus     $               -       $                -      $                 -     $             -
         The Big Edge Choice(R)--NY    $              1.10     $             1.21      $              1.20     $            1.91
         The Big Edge Plus(R)          $              1.10     $             1.21      $              1.20     $            1.96
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.11     $             1.22      $              1.21     $            1.54
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.52

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                          OPPENHEIMER
                                                                                            CAPITAL             OPPENHEIMER
                                        NEUBERGER BERMAN        NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO             AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                       PORTFOLIO - S CLASS     PORTFOLIO - S CLASS          SHARES                 SHARES
                                       -------------------     -------------------     -----------------     -----------------
Assets:
   Investments at fair value           $            28,488     $            12,560     $           7,200     $         113,313
      Shares                          {              1,960}   {                638}   {              175}   {            3,106}
      Cost                            {$            27,978}   {$            11,885}   {$           7,191}   {$         110,098}
                                       -------------------     -------------------     -----------------     -----------------
   Total Assets                        $            28,488     $            12,560     $           7,200     $         113,313

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
Net Assets:
   Accumulation Units                  $            28,488     $            12,560     $           7,200     $         113,313
   Contracts in payout
      (annuitization period)           $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
                                       ===================     ===================     =================     =================
      Units Outstanding                             29,560                  11,888                 7,111               106,910
                                       ===================     ===================     =================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $               -
         Asset Manager Option 2        $                 -     $                 -     $               -     $               -
         Big Edge                      $                 -     $                 -     $               -     $               -
         Freedom Edge(R)               $                 -     $                 -     $               -     $               -
         Group Strategic Edge(R)       $                 -     $                 -     $               -     $            1.06
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              0.96     $                 -     $               -     $            1.06
         Phoenix Investor's Edge(R)
            Option 2                   $                 -     $                 -     $            1.01     $            1.06
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $                 -     $              1.06     $               -     $            1.06
         Phoenix Spectrum Edge(R)
            Option 2                   $              0.96     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Retirement Planner's Edge     $                 -     $                 -     $               -     $               -
         Templeton Investment Plus     $                 -     $                 -     $               -     $               -
         The Big Edge Choice(R)--NY    $                 -     $                 -     $               -     $            1.06
         The Big Edge Plus(R)          $                 -     $                 -     $               -     $            1.06
         The Phoenix Edge(R)--VA NY
            Option 1                   $                 -     $                 -     $               -     $               -
         The Phoenix Edge(R)--VA NY
            Option 2                   $                 -     $              1.06     $               -     $               -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                        OPPENHEIMER MAIN
                                        STREET SMALL CAP
                                       FUND/VA - SERVICE       PHOENIX CAPITAL        PHOENIX GROWTH       PHOENIX MID-CAP
                                             SHARES             GROWTH SERIES        AND INCOME SERIES      GROWTH SERIES
                                       -----------------       ---------------       -----------------     ---------------
Assets:
   Investments at fair value           $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
      Shares                          {            1,308}     {      9,673,039}     {        1,195,614}   {      1,149,616}
      Cost                            {$          24,190}     {$   142,846,736}     {$      12,951,102}   {$    15,161,809}
                                       -----------------       ---------------       -----------------     ---------------
   Total Assets                        $          24,822       $   147,167,479       $      17,349,543     $    15,477,453

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $               -       $             -       $               -     $             -
                                       -----------------       ---------------       -----------------     ---------------
   Total Net Assets                    $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
Net Assets:
   Accumulation Units                  $          24,822       $   146,044,829       $      17,298,299     $    15,355,588
   Contracts in payout
      (annuitization period)           $               -       $     1,122,650       $          51,244     $       121,865
                                       -----------------       ---------------       -----------------     ---------------
      Total Net Assets                 $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
                                       =================       ===============       =================     ===============
      Units Outstanding                           24,347            25,554,621              12,709,728          12,170,179
                                       =================       ===============       =================     ===============
      Unit Value
         Asset Manager Option 1        $               -       $             -       $               -     $             -
         Asset Manager Option 2        $               -       $             -       $               -     $             -
         Big Edge                      $               -       $          9.79       $            1.48     $          1.25
         Freedom Edge(R)               $               -       $          1.15       $            1.45     $             -
         Group Strategic Edge(R)       $               -       $          9.32       $            1.45     $          1.36
         Phoenix Dimensions(SM)
            Option 1                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 2                   $               -       $             -       $            1.19     $             -
         Phoenix Dimensions(SM)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Income Choice(R)      $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 1                   $               -       $          1.01       $            1.26     $          0.94
         Phoenix Investor's Edge(R)
            Option 2                   $            0.99       $          1.00       $            1.25     $          0.93
         Phoenix Investor's Edge(R)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.00       $          1.07       $            1.29     $          0.98
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.00       $          1.06       $            1.28     $          0.98
         Phoenix Spectrum Edge(R)
            Option 3                   $               -       $          1.05       $            1.27     $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Retirement Planner's Edge     $               -       $          0.87       $            1.19     $          0.77
         Templeton Investment Plus     $               -       $             -       $               -     $             -
         The Big Edge Choice(R)--NY    $               -       $          0.75       $            1.35     $          1.29
         The Big Edge Plus(R)          $            1.04       $          9.32       $            1.45     $          1.36
         The Phoenix Edge(R)--VA NY
            Option 1                   $               -       $          0.64       $            1.12     $          0.86
         The Phoenix Edge(R)--VA NY
            Option 2                   $               -       $          0.70       $            1.13     $          0.74

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                          PHOENIX MULTI-      PHOENIX MULTI-
                                       PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM     PHOENIX STRATEGIC
                                       MARKET SERIES      INCOME SERIES         BOND SERIES        ALLOCATION SERIES
                                       -------------      --------------     -----------------     -----------------
Assets:
   Investments at fair value           $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735
      Shares                          {    2,373,669}    {     4,213,173}   {          370,514}   {       12,343,946}
      Cost                            {$  23,736,699}    {$   40,322,496}   {$       3,713,977}   {$     157,606,987}
                                       -------------      --------------     -----------------     -----------------
   Total Assets                        $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $          55      $            -     $               -     $               -
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
Net Assets:
   Accumulation Units                  $  23,355,602      $   38,257,003     $       3,709,211     $     162,811,728
   Contracts in payout
      (annuitization period)           $     381,042      $      703,185     $               -     $       1,340,007
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
                                       =============      ==============     =================     =================
      Units Outstanding                   12,526,704          10,923,227             3,386,173            27,109,879
                                       =============      ==============     =================     =================
      Unit Value
         Asset Manager Option 1        $           -      $            -     $               -     $               -
         Asset Manager Option 2        $           -      $            -     $               -     $               -
         Big Edge                      $        2.71      $         6.32     $            1.10     $            7.47
         Freedom Edge(R)               $        1.02      $         1.17     $               -     $               -
         Group Strategic Edge(R)       $        2.57      $         6.02     $            1.09     $            7.11
         Phoenix Dimensions(SM)
            Option 1                   $           -      $         1.07     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $        1.04      $         1.06     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Income Choice(R)      $        1.05      $         1.41     $               -     $               -
         Phoenix Income Choice(R)
            with GPAF                  $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $        1.01      $         1.34     $            1.10     $            1.24
         Phoenix Investor's Edge(R)
            Option 2                   $        1.01      $         1.33     $            1.09     $            1.23
         Phoenix Investor's Edge(R)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $        1.04      $         1.37     $            1.12     $            1.27
         Phoenix Spectrum Edge(R)
            Option 2                   $        1.03      $         1.36     $            1.11     $            1.26
         Phoenix Spectrum Edge(R)
            Option 3                   $           -      $            -     $               -     $            1.25
         Phoenix Spectrum Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Retirement Planner's Edge     $        1.03      $         1.39     $               -     $            1.22
         Templeton Investment Plus     $        1.63      $            -     $               -     $               -
         The Big Edge Choice(R)--NY    $        1.17      $         1.46     $            1.09     $            1.50
         The Big Edge Plus(R)          $        2.57      $         6.02     $            1.09     $            7.11
         The Phoenix Edge(R)--VA NY
            Option 1                   $        1.07      $         1.43     $            1.13     $            1.33
         The Phoenix Edge(R)--VA NY
            Option 2                   $        1.05      $         1.38     $            1.11     $            1.28

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                               PHOENIX-S&P
                                                                  PHOENIX-ALGER        PHOENIX-DUFF &         DYNAMIC ASSET
                                          PHOENIX-ABERDEEN       SMALL-CAP GROWTH    PHELPS REAL ESTATE     ALLOCATION SERIES:
                                        INTERNATIONAL SERIES          SERIES         SECURITIES SERIES      AGGRESSIVE GROWTH
                                        --------------------     ----------------    ------------------     ------------------
Assets:
   Investments at fair value            $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
      Shares                           {           3,678,161}   {         290,130}  {           800,748}   {            30,871}
      Cost                             {$         42,836,820}   {$      4,747,351}  {$       12,548,273}   {$          317,796}
                                        --------------------     ----------------    ------------------     ------------------
   Total Assets                         $         65,470,522     $      5,410,976    $       28,513,315     $          344,178

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $                  -     $              -    $                -     $                -
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
Net Assets:
   Accumulation Units                   $         65,187,972     $      5,309,158    $       28,288,764     $          118,952
   Contracts in payout
      (annuitization period)            $            282,550     $        101,818    $          224,551     $                -
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company    $                  -     $              -    $                -     $          225,226
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
                                        ====================     ================    ==================     ==================
      Units Outstanding                           22,829,909            2,623,412             5,528,881                107,371
                                        ====================     ================    ==================     ==================
      Unit Value
         Asset Manager Option 1         $                  -     $              -    $                -     $                -
         Asset Manager Option 2         $                  -     $              -    $                -     $                -
         Big Edge                       $               3.56     $           2.09    $             6.38     $                -
         Freedom Edge(R)                $               2.05     $              -    $                -     $                -
         Group Strategic Edge(R)        $               3.41     $           2.07    $             6.27     $                -
         Phoenix Dimensions(SM)
            Option 1                    $               1.50     $              -    $             1.49     $                -
         Phoenix Dimensions(SM)
            Option 2                    $               1.50     $              -    $             1.48     $                -
         Phoenix Dimensions(SM)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Dimensions(SM)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Income Choice(R)       $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 1                    $               1.98     $           2.03    $             3.02     $                -
         Phoenix Investor's Edge(R)
            Option 2                    $               1.96     $           2.02    $             3.00     $             1.11
         Phoenix Investor's Edge(R)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 1                    $               1.99     $           2.08    $             3.03     $                -
         Phoenix Spectrum Edge(R)
            Option 2                    $               1.98     $           2.07    $             3.01     $                -
         Phoenix Spectrum Edge(R)
            Option 3                    $               1.96     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Retirement Planner's Edge      $               1.75     $           2.05    $             3.16     $                -
         Templeton Investment Plus      $                  -     $              -    $                -     $                -
         The Big Edge Choice(R)--NY     $               1.54     $           2.05    $             3.66     $                -
         The Big Edge Plus(R)           $               3.41     $           2.07    $             6.27     $                -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               1.47     $           2.10    $             3.47     $                -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               1.56     $           2.07    $             3.34     $                -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                          PHOENIX-S&P              PHOENIX-S&P             PHOENIX-S&P
                                         DYNAMIC ASSET            DYNAMIC ASSET           DYNAMIC ASSET         PHOENIX-SANFORD
                                       ALLOCATION SERIES:       ALLOCATION SERIES:      ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                  MODERATE            MODERATE GROWTH           VALUE SERIES
                                       --------------------     ------------------      ------------------     -----------------
Assets:
   Investments at fair value           $            242,099     $          426,263     $         1,282,025     $      20,386,106
      Shares                          {              22,278}   {            40,934}   {            119,578}   {        1,443,373}
      Cost                            {$            223,049}   ($          414,296}   {$         1,201,939}   {$      15,706,328}
                                       --------------------     ------------------     -------------------     -----------------
   Total Assets                        $            242,099     $          426,263     $         1,282,025     $      20,386,106

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                  -     $                -     $                 -     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
Net Assets:
   Accumulation Units                  $             22,149     $          214,879     $         1,064,466     $      19,972,373
   Contracts in payout
      (annuitization period)           $                  -     $                -     $                 -     $         413,733
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company   $            219,950     $          211,384     $           217,559     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
      Units Outstanding                              20,413                207,630                 992,500            10,487,952
                                       ====================     ==================     ===================     =================
      Unit Value
         Asset Manager Option 1        $                  -     $                -     $                 -     $               -
         Asset Manager Option 2        $                  -     $                -     $                 -     $               -
         Big Edge                      $                  -     $                -     $                 -     $            1.96
         Freedom Edge(R)               $                  -     $             1.04     $              1.07     $            1.71
         Group Strategic Edge(R)       $                  -     $                -     $                 -     $            1.97
         Phoenix Dimensions(SM)
            Option 1                   $                  -     $                -     $              1.08     $            1.21
         Phoenix Dimensions(SM)
            Option 2                   $                  -     $                -     $                 -     $            1.20
         Phoenix Dimensions(SM)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Income Choice(R)      $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $                  -     $                -     $              1.07     $            1.74
         Phoenix Investor's Edge(R)
            Option 2                   $                  -     $                -     $                 -     $            1.72
         Phoenix Investor's Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $               1.09     $                -     $              1.08     $            1.72
         Phoenix Spectrum Edge(R)
            Option 2                   $                  -     $                -     $              1.08     $            1.71
         Phoenix Spectrum Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Retirement Planner's Edge     $                  -     $                -     $              1.07     $            2.21
         Templeton Investment Plus     $                  -     $                -     $                 -     $               -
         The Big Edge Choice(R)--NY    $               1.04     $                -     $                 -     $            1.96
         The Big Edge Plus(R)          $                  -     $             1.03     $              1.04     $            1.97
         The Phoenix Edge(R)--VA NY
            Option 1                   $                  -     $                -     $                 -     $            2.30
         The Phoenix Edge(R)--VA NY
            Option 2                   $                  -     $                -     $              1.08     $            2.12

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                       PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN            REALRETURN
                                       BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                       CAP VALUE SERIES         SERIES             INDEX SERIES          ADVISOR CLASS
                                       ----------------     ---------------     -----------------     --------------------
Assets:
   Investments at fair value           $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
      Shares                          {         658,234}   {      1,018,282}   {        1,640,045}   {               6,493}
      Cost                            {$      8,425,230}   {$    12,688,690}   {$      17,732,450}   {$             77,875}
                                       ----------------     ---------------     -----------------     --------------------
   Total Assets                        $     11,213,225     $    13,965,197     $      20,932,512     $             73,383

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -     $             -     $               -     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
Net Assets:
   Accumulation Units                  $     11,049,452     $    13,620,386     $      12,812,130     $             73,383
   Contracts in payout
      (annuitization period)           $        163,773     $       344,811     $       8,120,382     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
                                       ================     ===============     =================     ====================
      Units Outstanding                       5,152,067           8,584,744            17,343,481                   74,009
                                       ================     ===============     =================     ====================
      Unit Value
         Asset Manager Option 1        $              -     $             -     $               -     $                  -
         Asset Manager Option 2        $              -     $             -     $               -     $                  -
         Big Edge                      $           2.09     $          1.80     $            1.43     $                  -
         Freedom Edge(R)               $           1.80     $             -     $               -     $                  -
         Group Strategic Edge(R)       $           2.31     $          1.86     $            1.44     $                  -
         Phoenix Dimensions(SM)
            Option 1                   $              -     $          1.25     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 2                   $           1.23     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)      $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)
            with GPAF                  $              -     $             -     $            1.05     $                  -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.85     $          1.33     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 2                   $           1.83     $          1.32     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Investor's Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.82     $          1.35     $            1.21     $                  -
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.81     $          1.34     $            1.20     $               0.95
         Phoenix Spectrum Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Retirement Planner's Edge     $           1.99     $          1.10     $            1.10     $                  -
         Templeton Investment Plus     $              -     $             -     $               -     $                  -
         The Big Edge Choice(R)--NY    $           2.02     $          1.83     $            1.15     $                  -
         The Big Edge Plus(R)          $           2.31     $          1.86     $            1.44     $               1.00
         The Phoenix Edge(R)--VA NY
            Option 1                   $           2.21     $          1.12     $            1.20     $               0.95
         The Phoenix Edge(R)--VA NY
            Option 2                   $           2.23     $          1.10     $            0.98     $                  -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                       RYDEX VARIABLE
                                        PIMCO VIT REAL          PIMCO VIT TOTAL         TRUST INVERSE
                                       RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                         ADVISOR CLASS           ADVISOR CLASS            BOND FUND         TRUST NOVA FUND
                                       ------------------      ------------------      ---------------      ---------------
Assets:
   Investments at fair value            $         129,251       $         193,358       $      884,385       $       56,986
      Shares                                      {10,834}     {           19,107}     {        41,039}     {         5,648}
      Cost                             {$         135,450}     {$         195,168}     {$    1,005,347}     {$       43,056}
                                       ------------------      ------------------      ---------------      ---------------
   Total Assets                         $         129,251       $         193,358       $      884,385       $       56,986

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
Net Assets:
   Accumulation Units                   $         129,251       $         193,358       $      884,385       $       56,986
   Contracts in payout
      (annuitization period)            $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
      Units Outstanding                           128,784                 190,481              967,429               34,793
                                       ==================      ==================      ===============      ===============
      Unit Value
         Asset Manager Option 1         $               -       $               -       $            -       $            -
         Asset Manager Option 2         $               -       $               -       $            -       $            -
         Big Edge                       $            1.00       $            1.01       $            -       $            -
         Freedom Edge(R)                $               -       $               -       $            -       $            -
         Group Strategic Edge(R)        $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 1                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 2                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Income Choice(R)       $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 1                    $               -       $               -       $         0.91       $            -
         Phoenix Investor's Edge(R)
            Option 2                    $               -       $               -       $         0.91       $         1.63
         Phoenix Investor's Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 1                    $               -       $            1.03       $         0.93       $         1.67
         Phoenix Spectrum Edge(R)
            Option 2                    $            1.02       $               -       $         0.93       $            -
         Phoenix Spectrum Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Retirement Planner's Edge      $               -       $               -       $            -       $            -
         Templeton Investment Plus      $               -       $               -       $            -       $            -
         The Big Edge Choice(R)--NY     $               -       $               -       $            -       $            -
         The Big Edge Plus(R)           $            1.00       $            1.01       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               -       $               -       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               -       $            1.03       $         0.93       $            -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                TEMPLETON                TEMPLETON
                                       RYDEX VARIABLE       DEVELOPING MARKETS           DEVELOPING           TEMPLETON FOREIGN
                                        TRUST SECTOR         SECURITIES FUND -       MARKETS SECURITIES       SECURITIES FUND -
                                        ROTATION FUND            CLASS 1              FUND - CLASS 2                CLASS 1
                                       --------------       ------------------       ------------------       -----------------
Assets:
   Investments at fair value            $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
      Shares                           {       61,437}      {           73,803}      {          147,504}      {       1,379,342}
      Cost                             {$     627,815}      {$         485,162}      {$       1,447,175}      {$     14,054,858}
                                        -------------        -----------------        -----------------        ----------------
   Total Assets                         $     827,560        $       1,027,340        $       2,034,091        $     26,193,712

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $           -        $               -        $               -        $              -
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
Net Assets:
   Accumulation Units                   $     826,138        $       1,027,340        $       2,024,970        $     26,161,732
   Contracts in payout
      (annuitization period)            $       1,422        $               -        $           9,121        $         31,980
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
      Units Outstanding                       531,914                  687,154                1,351,649               7,522,606
                                        =============        =================        =================        ================
      Unit Value
         Asset Manager Option 1         $           -        $               -        $               -        $              -
         Asset Manager Option 2         $           -        $               -        $               -        $              -
         Big Edge                       $        1.57        $               -        $            1.45        $              -
         Freedom Edge(R)                $           -        $               -        $               -        $              -
         Group Strategic Edge(R)        $        1.56        $               -        $            1.40        $              -
         Phoenix Dimensions(SM)
            Option 1                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 2                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Income Choice(R)       $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 1                    $        1.53        $               -        $            1.07        $              -
         Phoenix Investor's Edge(R)
            Option 2                    $        1.53        $               -        $            1.06        $              -
         Phoenix Investor's Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                    $        1.57        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 2                    $        1.56        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Retirement Planner's Edge      $           -        $               -        $               -        $              -
         Templeton Investment Plus      $           -        $            1.50        $               -        $           3.48
         The Big Edge Choice(R)--NY     $        1.55        $               -        $            3.15        $              -
         The Big Edge Plus(R)           $        1.56        $               -        $            1.40        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                    $        1.58        $               -        $            2.89        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                    $        1.56        $               -        $            2.76        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                       TEMPLETON FOREIGN       TEMPLETON GLOBAL       TEMPLETON GLOBAL        TEMPLETON GLOBAL
                                       SECURITIES FUND -       ASSET ALLOCATION       ASSET ALLOCATION       INCOME SECURITIES
                                            CLASS 2             FUND - CLASS 1         FUND - CLASS 2          FUND - CLASS 1
                                      ------------------       ----------------       ----------------       -----------------
Assets:
   Investments at fair value           $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
      Shares                          {          416,050}      {      1,909,951}      {         90,279}      {         293,261}
      Cost                            {$       7,448,167}      {$    22,199,903}      {$     1,951,996}      {$      3,144,728}
                                      ------------------       ----------------       ----------------       -----------------
   Total Assets                        $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007

Liabilities:
   Payable to Phoenix Life
       Insurance Company               $               -        $             -        $             -        $              -
                                      ------------------       ----------------       ----------------       -----------------
       Total Net Assets                $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
Net Assets:
   Accumulation Units                  $       7,729,210        $    41,557,203        $     1,939,962        $      4,530,985
   Contracts in payout
      (annuitization period)           $          59,235        $       385,323        $        23,604        $         82,022
                                      ------------------       ----------------       ----------------       -----------------
      Total Net Assets                 $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
      Units Outstanding                        4,538,294              8,238,998                974,170               1,505,195
                                      ==================       ================       ================       =================
      Unit Value
         Asset Manager Option 1        $               -        $             -        $             -        $              -
         Asset Manager Option 2        $               -        $             -        $             -        $              -
         Big Edge                      $            1.68        $             -        $          2.02        $              -
         Freedom Edge(R)               $               -        $             -        $             -        $              -
         Group Strategic Edge(R)       $            1.81        $             -        $          2.06        $              -
         Phoenix Dimensions(SM)
            Option 1                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 2                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Income Choice(R)      $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 1                   $            1.64        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 2                   $            1.63        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.66        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.65        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Retirement Planner's Edge     $            1.45        $             -        $             -        $              -
         Templeton Investment Plus     $               -        $          5.09        $             -        $           3.06
         The Big Edge Choice(R)--NY    $            1.45        $             -        $          1.81        $              -
         The Big Edge Plus(R)          $            1.81        $             -        $          2.06        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                   $            1.53        $             -        $          1.59        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                   $            1.36        $             -        $          1.65        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                      TEMPLETON GROWTH       TEMPLETON GROWTH         VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -       EQUITY AND INCOME               WANGER
                                            CLASS 1               CLASS 2          PORTFOLIO - CLASS II      INTERNATIONAL SELECT
                                      -----------------      ----------------      --------------------      --------------------
Assets:
   Investments at fair value           $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
      Shares                          {       5,831,130}     {        831,579}     {              6,388}     {            324,107}
      Cost                            {$     75,435,009}     {$    10,401,663}     {$            92,236}     {$         5,570,352}
                                       ----------------       ---------------       -------------------       -------------------
   Total Assets                        $     94,231,059       $    13,247,065       $            95,115       $         8,627,725

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -       $             -       $                 -       $                 -
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
Net Assets:
   Accumulation Units                  $     93,414,233       $    13,112,131       $            95,115       $         8,584,052
   Contracts in payout
      (annuitization period)           $        816,826       $       134,934       $                 -       $            43,673
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
      Units Outstanding                      16,669,831             6,638,810                    92,079                 3,233,883
                                       ================       ===============       ===================       ===================
      Unit Value
         Asset Manager Option 1        $              -       $             -        $                -       $                 -
         Asset Manager Option 2        $              -       $             -        $                -       $                 -
         Big Edge                      $              -       $          2.22        $                -       $              1.62
         Freedom Edge(R)               $              -       $          1.69        $                -       $                 -
         Group Strategic Edge(R)       $              -       $          2.16        $                -       $              2.83
         Phoenix Dimensions(SM)
            Option 1                   $              -       $          1.31        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              -       $          1.30        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Income Choice(R)      $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              -       $          1.57        $                -       $              2.27
         Phoenix Investor's Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.25
         Phoenix Investor's Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              -       $          1.58        $                -       $              2.37
         Phoenix Spectrum Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.35
         Phoenix Spectrum Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Retirement Planner's Edge     $              -       $          1.52        $                -       $              1.89
         Templeton Investment Plus     $           5.65       $             -        $                -       $                 -
         The Big Edge Choice(R)--NY    $              -       $          1.82        $                -       $              2.84
         The Big Edge Plus(R)          $              -       $          2.16        $             1.03       $              2.83
         The Phoenix Edge(R)--VA NY
            Option 1                   $              -       $          1.61        $                -       $              2.02
         The Phoenix Edge(R)--VA NY
            Option 2                   $              -       $          1.53        $                -       $              2.00

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                             WANGER
                                      INTERNATIONAL SMALL                            WANGER U.S.
                                              CAP              WANGER SELECT      SMALLER COMPANIES
                                      -------------------      -------------      -----------------
Assets:
   Investments at fair value           $       67,850,542       $  7,845,337       $     70,385,504
      Shares                          {         1,624,386}     {     300,012}     {       1,935,794}
      Cost                            {$       24,859,499}     {$  4,141,745}     {$     25,394,527}
                                       ------------------       ------------       ----------------
   Total Assets                        $       67,850,542       $  7,845,337       $     70,385,504

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                -       $          -       $              -
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
Net Assets:
   Accumulation Units                  $       67,668,650       $  7,781,042       $     70,163,097
   Contracts in payout
      (annuitization period)           $          181,892       $     64,295       $        222,407
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
      Units Outstanding                        12,024,125          2,979,417             18,547,398
                                       ==================       ============       ================
      Unit Value
         Asset Manager Option 1        $                -       $          -       $              -
         Asset Manager Option 2        $                -       $          -       $              -
         Big Edge                      $             6.02       $       2.30       $           4.63
         Freedom Edge(R)               $                -       $          -       $           1.55
         Group Strategic Edge(R)       $             6.31       $       2.77       $           4.50
         Phoenix Dimensions(SM)
            Option 1                   $                -       $       1.34       $             -
         Phoenix Dimensions(SM)
            Option 2                   $             1.58       $          -       $             -
         Phoenix Dimensions(SM)
            Option 3                   $                -       $          -       $             -
         Phoenix Dimensions(SM)
            Option 4                   $                -       $          -       $             -
         Phoenix Income Choice(R)      $                -       $          -       $             -
         Phoenix Investor's Edge(R)
            Option 1                   $             2.61       $        1.78      $          1.57
         Phoenix Investor's Edge(R)
            Option 2                   $             2.59       $        1.77      $          1.55
         Phoenix Investor's Edge(R)
            Option 3                   $                -       $           -      $             -
         Phoenix Investor's Edge(R)
            Option 4                   $                -       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $             2.71       $        1.86      $          1.63
         Phoenix Spectrum Edge(R)
            Option 2                   $             2.69       $        1.85      $          1.62
         Phoenix Spectrum Edge(R)
            Option 3                   $             2.68       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $                -       $           -      $             -
         Retirement Planner's Edge     $             2.20       $        1.92      $          1.59
         Templeton Investment Plus     $                -       $           -      $             -
         The Big Edge Choice(R)--NY    $             3.42       $        2.86      $          1.80
         The Big Edge Plus(R)          $             6.31       $        2.77      $          4.50
         The Phoenix Edge(R)--VA NY
            Option 1                   $             2.03       $        2.11      $          1.75
         The Phoenix Edge(R)--VA NY
            Option 2                   $             2.06       $        2.04      $          1.74

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                       AIM V.I. CAPITAL                                 AIM V.I. MID CAP         ALGER AMERICAN
                                      APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -       LEVERAGED ALLCAP
                                          CLASS I                FUND - CLASS I             CLASS I           PORTFOLIO - CLASS O
                                      -------------------     --------------------     ------------------     -------------------
Income:
   Dividends                          $             2,119      $             6,945     $           18,422     $                 -
Expenses:
   Mortality and expense fees                      40,970                   11,263                 72,219                  45,860
   Administrative fees                              2,142                      528                    779                   1,510

                                      -------------------     --------------------     ------------------     -------------------
Net investment income (loss)                      (40,993)                  (4,846)               (54,576)                (47,370)
                                      -------------------     --------------------     ------------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          10,455                   (3,453)               650,289                 185,367
   Realized gain distributions                          -                        -                196,282                       -
                                      -------------------     --------------------     ------------------     -------------------
   Realized gain (loss)                            10,455                   (3,453)               846,571                 185,367
                                      -------------------     --------------------     ------------------     -------------------
Change in unrealized appreciation
  (depreciation) during the year                  202,357                  105,945                (74,330)                453,258
                                      -------------------     --------------------     ------------------     -------------------
Net increase (decrease) in net
  assets from operations              $           171,819      $            97,646     $          717,665     $           591,255
                                      ===================     ====================     ==================     ===================

                                                                                                                 FIDELITY VIP
                                      DWS EQUITY 500        FEDERATED FUND FOR         FEDERATED HIGH            CONTRAFUND(R)
                                      INDEX FUND VIP -       U.S. GOVERNMENT          INCOME BOND FUND       PORTFOLIO - SERVICE
                                          CLASS A             SECURITIES II         II - PRIMARY SHARES              CLASS
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $         92,541      $          771,290      $           474,501      $           312,195
Expenses:
   Mortality and expense fees                  103,536                 234,852                   68,150                  346,532
   Administrative fees                           3,688                  12,485                    3,057                   10,070
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (14,683)                523,953                  403,294                  (44,407)
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                      437,841                  19,352                   15,273                  238,617
   Realized gain distributions                       -                       -                        -                2,348,123
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                        437,841                  19,352                   15,273                2,586,740
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year              691,245                   4,262                   76,503                  181,231
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $      1,114,403      $          547,567      $           495,070      $         2,723,564
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      FIDELITY VIP GROWTH
                                         OPPORTUNITIES        FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                      PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                            CLASS                    CLASS                 CLASS 2           - SERVICE SHARES
                                      -------------------     -------------------     -----------------     -------------------
Income:
   Dividends                          $            12,003     $            15,618     $             999     $                 -
Expenses:
   Mortality and expense fees                      29,669                  61,440                 3,136                  58,098
   Administrative fees                              1,371                   2,522                   270                     270
                                      -------------------     -------------------     -----------------     -------------------
Net investment income (loss)                      (19,037)                (48,344)               (2,407)                (58,368)
                                      -------------------     -------------------     -----------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          22,000                 287,087                 2,801                 748,998
   Realized gain distributions                          -                       -                   134                 449,797
                                      -------------------     -------------------     -----------------     -------------------
   Realized gain (loss)                            22,000                 287,087                 2,935               1,198,795
                                      -------------------     -------------------     -----------------     -------------------
Change in unrealized appreciation
   (depreciation) during the year                 141,345                   7,793                44,481                (167,692)
                                      -------------------     -------------------     -----------------     -------------------
Net increase (decrease) in net
   assets from operations             $           144,308     $           246,536     $          45,009     $           972,735
                                      ===================     ===================     =================     ===================

                                                              LORD ABBETT GROWTH
                                       LORD ABBETT BOND-          AND INCOME          LORD ABBETT MID-         MUTUAL SHARES
                                      DEBENTURE PORTFOLIO     PORTFOLIO - CLASS      CAP VALUE PORTFOLIO     SECURITIES FUND -
                                           - CLASS VC                 VC                  - CLASS VC               CLASS 2
                                      -------------------     ------------------     -------------------     -----------------
Income:
   Dividends                          $           190,299     $          137,909     $            17,128     $         158,907
Expenses:
   Mortality and expense fees                      69,516                136,315                  65,690               153,072
   Administrative fees                              2,653                  6,875                   1,108                 3,778
                                      -------------------     ------------------     -------------------     -----------------
Net investment income (loss)                      118,130                 (5,281)                (49,670)                2,057
                                      -------------------     ------------------     -------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         301,862                 63,344                 372,862                54,403
   Realized gain distributions                          -                369,552                 266,873               404,694
                                      -------------------     ------------------     -------------------     -----------------
   Realized gain (loss)                           301,862                432,896                 639,735                459,09
                                      -------------------     ------------------     -------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                 125,097              1,152,821                 (25,256)             1,485,269
                                      -------------------     ------------------     -------------------     -----------------
Net increase (decrease) in net
   assets from operations             $           545,089     $        1,580,436     $           564,809     $        1,946,423
                                      ===================     ==================     ===================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                         OPPENHEIMER
                                                                                           CAPITAL              OPPENHEIMER
                                        NEUBERGER BERMAN       NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO            AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                      PORTFOLIO - S CLASS     PORTFOLIO - S CLASS           SHARES                SHARES
                                      -------------------     -------------------     -----------------     -----------------
Income:
   Dividends                          $                 -     $                25     $               -     $               -
Expenses:
   Mortality and expense fees                          79                      28                    30                   158
   Administrative fees                                  9                       3                     1                     9
                                      -------------------     -------------------     -----------------     -----------------
Net investment income (loss)                          (88)                     (6)                  (31)                 (167)
                                      -------------------     -------------------     -----------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           (2)                     10                  (228)                   10
   Realized gain distributions                        719                       -                     -                     -
                                      -------------------     -------------------     -----------------     -----------------
   Realized gain (loss)                               717                      10                  (228)                   10
                                      -------------------     -------------------     -----------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                     510                     675                    10                 3,215
                                      -------------------     -------------------     -----------------     -----------------
Net increase (decrease) in net
   assets from operations             $             1,139     $               679     $            (249)     $          3,058
                                      ===================     ===================     =================     =================

                                       OPPENHEIMER MAIN
                                       STREET SMALL CAP
                                      FUND/VA - SERVICE     PHOENIX CAPITAL      PHOENIX GROWTH       PHOENIX MID-CAP
                                            SHARES          GROWTH SERIES       AND INCOME SERIES      GROWTH SERIES
                                      -----------------     ---------------     -----------------     ---------------
Income:
   Dividends                          $               -     $       291,630     $         178,181     $             -
Expenses:
   Mortality and expense fees                        34           1,971,642               201,839             102,889
   Administrative fees                                3               9,104                 8,866               2,769
                                      -----------------     ---------------     -----------------     ---------------
Net investment income (loss)                        (37)         (1,689,116)              (32,524)           (105,658)
                                      -----------------     ---------------     -----------------     ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                          1          (1,053,687)              450,052               8,713
   Realized gain distributions                        -                   -                     -                   -
                                      -----------------     ---------------     -----------------     ---------------
   Realized gain (loss)                               1          (1,053,687)              450,052               8,713
                                      -----------------     ---------------     -----------------     ---------------
Change in unrealized appreciation
   (depreciation) during the year                   631           4,581,257             1,960,174             216,321
                                      -----------------     ---------------     -----------------     ---------------
Net increase (decrease) in net
   assets from operations             $             595     $     1,838,454     $       2,377,702     $       119,376
                                      =================     ===============     =================     ===============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                         PHOENIX MULTI-        PHOENIX MULTI-
                                      PHOENIX MONEY       SECTOR FIXED       SECTOR SHORT TERM      PHOENIX STRATEGIC
                                      MARKET SERIES      INCOME SERIES           BOND SERIES        ALLOCATION SERIES
                                      -------------      --------------      -----------------      -----------------
Income:
   Dividends                          $   1,169,327      $    2,140,916      $         171,826      $       4,368,007
Expenses:
   Mortality and expense fees               346,354             520,467                 47,731              2,080,267
   Administrative fees                        9,665               9,972                  2,004                  9,435
                                      -------------      --------------      -----------------      -----------------
Net investment income (loss)                813,308           1,610,477                122,091              2,278,305
                                      -------------      --------------      -----------------      -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         -            (318,200)                 7,076              3,118,892
   Realized gain distributions                    -                   -                      -             20,182,899
                                      -------------      --------------      -----------------      -----------------
   Realized gain (loss)                           -            (318,200)                 7,076             23,301,791
                                      -------------      --------------      -----------------      -----------------
Change in unrealized appreciation
   (depreciation) during the year                 -             920,896                 26,603             (7,281,985)
                                      -------------      --------------      -----------------      -----------------
Net increase (decrease) in net
   assets from operations             $     813,308      $    2,213,173      $         155,770      $      18,298,111
                                      =============      ==============      =================      =================

                                                                                                              PHOENIX-S&P
                                                                PHOENIX-ALGER         PHOENIX-DUFF &         DYNAMIC ASSET
                                        PHOENIX-ABERDEEN       SMALL-CAP GROWTH     PHELPS REAL ESTATE     ALLOCATION SERIES:
                                      INTERNATIONAL SERIES          SERIES           SECURITIES SERIES     AGGRESSIVE GROWTH
                                      --------------------     ----------------     ------------------     ------------------
Income:
   Dividends                          $          1,203,990     $            581     $          331,835     $            3,454
Expenses:
   Mortality and expense fees                      686,207               58,962                319,868                    623
   Administrative fees                               8,157                  861                  7,835                     46
                                      --------------------     ----------------     ------------------     ------------------
Net investment income (loss)                       509,626              (59,242)                 4,132                  2,785
                                      --------------------     ----------------     ------------------     ------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                     2,143,622            1,337,379              1,484,564                     (3)
   Realized gain distributions                           -                    -              2,021,581                      -
                                      --------------------     ----------------     ------------------     ------------------
   Realized gain (loss)                          2,143,622            1,337,379              3,506,145                     (3)
                                      --------------------     ----------------     ------------------     ------------------
Change in unrealized appreciation
   (depreciation) during the year               10,195,332             (282,978)             4,391,856                  1,156
                                      --------------------     ----------------     ------------------     ------------------
Net increase (decrease) in
   net assets from operations         $         12,848,580     $        995,159     $        7,902,133     $            3,938
                                      ====================     ================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                         PHOENIX-S&P            PHOENIX-S&P            PHOENIX-S&P
                                        DYNAMIC ASSET          DYNAMIC ASSET          DYNAMIC ASSET         PHOENIX-SANFORD
                                      ALLOCATION SERIES:     ALLOCATION SERIES:     ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                MODERATE            MODERATE GROWTH         VALUE SERIES
                                      ------------------     ------------------     ------------------     -----------------
Income:
   Dividends                          $            2,884     $            6,292     $           16,266     $          81,727
Expenses:
   Mortality and expense fees                        116                    947                  6,292               248,299
   Administrative fees                                15                     78                    653                 7,359
                                      ------------------     ------------------     ------------------     -----------------
Net investment income (loss)                       2,753                  5,267                  9,321              (173,931)
                                      ------------------     ------------------     ------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           4                  3,136                    429               785,203
   Realized gain distributions                         -                      -                  2,239             2,483,080

                                      ------------------     ------------------     ------------------     -----------------
   Realized gain (loss)                                4                  3,136                  2,668             3,268,283
                                      ------------------     ------------------     ------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                   (901)                   583                 62,527              (537,568)
                                      ------------------     ------------------     ------------------     -----------------
Net increase (decrease) in
   net assets from operations         $            1,856     $            8,986     $           74,516     $       2,556,784
                                      ==================     ==================     ==================     =================

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                      PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN             REALRETURN
                                      BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                      CAP VALUE SERIES          SERIES             INDEX SERIES          ADVISOR CLASS
                                      ----------------     ---------------     -----------------     --------------------
Income:
   Dividends                          $         23,189     $       227,661     $         215,763     $              1,781
Expenses:
   Mortality and expense fees                  138,319             166,291               283,577                       82
   Administrative fees                           4,789               5,956                 2,958                        4

                                      ----------------     ---------------     -----------------     --------------------
Net investment income (loss)                  (119,919)             55,414               (70,772)                   1,695
                                      ----------------     ---------------     -----------------     --------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                   453,209             506,900               550,730                     (308)
   Realized gain distributions               1,611,057           2,235,106                     -                      193
                                      ----------------     ---------------     -----------------     --------------------
   Realized gain (loss)                      2,064,266           2,742,006               550,730                     (115)
                                      ----------------     ---------------     -----------------     --------------------
Change in unrealized appreciation
   (depreciation) during the year             (383,194)           (316,736)            1,440,018                   (4,492)
                                      ----------------     ---------------     -----------------     --------------------
Net increase (decrease) in
   net assets from operations         $      1,561,153     $     2,480,684     $       1,919,976     $             (2,912)
                                      ================     ===============     =================     ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                                                                         RYDEX VARIABLE
                                            PIMCO VIT REAL        PIMCO VIT TOTAL         TRUST INVERSE
                                         RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                           ADVISOR CLASS          ADVISOR CLASS             BOND FUND         TRUST NOVA FUND
                                         ------------------      ------------------      ---------------      ---------------
Income:
   Dividends                             $              787      $            1,060      $        36,951      $           718
Expenses:
   Mortality and expense fees                           183                     251               22,659                  963
   Administrative fees                                    7                      15                1,816                   76
                                         ------------------      ------------------      ---------------      ---------------
Net investment income (loss)                            597                     794               12,476                 (321)
                                         ------------------      ------------------      ---------------      ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                            -                       (13)             (87,598)               5,475
   Realized gain distributions                        3,427                     886                  -                    -
                                         ------------------      ------------------      ---------------      ---------------
   Realized gain (loss)                               3,427                     873              (87,598)               5,475
                                         ------------------      ------------------      ---------------      ---------------
Change in unrealized appreciation
   (depreciation) during the year                    (6,200)                 (1,809)             187,397                5,205
                                         ------------------      ------------------      ---------------      ---------------
Net increase (decrease) in
   net assets from operations            $           (2,176)     $             (142)     $       112,275      $        10,359
                                         ==================      ==================      ===============      ===============

                                                                TEMPLETON              TEMPLETON
                                      RYDEX VARIABLE         DEVELOPING MARKETS        DEVELOPING            TEMPLETON FOREIGN
                                       TRUST SECTOR          SECURITIES FUND -      MARKETS SECURITIES        SECURITIES FUND -
                                      ROTATION FUND              CLASS 1              FUND - CLASS 2             CLASS 1
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $            -        $           12,568      $            23,844      $           348,591
Expenses:
   Mortality and expense fees                   13,051                  12,950                   24,281                  312,203
   Administrative fees                             168                   1,288                      352                   31,062
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (13,219)                 (1,670)                    (789)                   5,326
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
     on sale of fund shares                     46,953                  79,205                  139,548                1,303,632
   Realized gain distributions                  42,580                     -                        -                        -
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                         89,533                  79,205                  139,548                1,303,632
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year               12,291                 145,716                  314,704                3,285,952
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $         88,605      $          223,251      $           453,463      $         4,594,910
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      TEMPLETON FOREIGN      TEMPLETON GLOBAL         TEMPLETON GLOBAL         TEMPLETON GLOBAL
                                      SECURITIES FUND -      ASSET ALLOCATION         ASSET ALLOCATION        INCOME SECURITIES
                                           CLASS 2            FUND - CLASS 1           FUND - CLASS 2           FUND - CLASS 1
                                      -----------------     ------------------      -------------------      -------------------
Income:
   Dividends                          $          95,489     $        2,951,758      $           135,433      $           144,239
Expenses:
   Mortality and expense fees                    94,765                506,320                   25,356                   58,297
   Administrative fees                            3,095                 50,375                      265                    5,800
                                      -----------------     ------------------      -------------------      -------------------
Net investment income (loss)                     (2,371)             2,395,063                  109,812                   80,142
                                      -----------------     ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      (124,114)             1,651,697                   22,599                  156,258
   Realized gain distributions                      -                2,553,107                  121,071                      -
                                      -----------------     ------------------      -------------------      -------------------
   Realized gain (loss)                        (124,114)             4,204,804                  143,670                  156,258
                                      -----------------     ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year             1,515,605                678,146                  125,585                  277,546
                                      -----------------     ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $       1,389,120     $        7,278,013      $           379,067      $           513,946
                                      =================     ==================      ===================      ===================

                                      TEMPLETON GROWTH      TEMPLETON GROWTH           VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -        EQUITY AND INCOME            WANGER
                                            CLASS 1               CLASS 2           PORTFOLIO - CLASS II    INTERNATIONAL SELECT
                                      -----------------     ------------------      --------------------    --------------------
Income:
   Dividends                          $       1,342,453     $          151,479      $                -      $             18,814
Expenses:
   Mortality and expense fees                 1,134,136                144,460                       178                  89,506
   Administrative fees                          112,838                  2,440                       -                     1,496
                                      -----------------     ------------------      --------------------    --------------------
Net investment income (loss)                     95,479                  4,579                      (178)                (72,188)
                                      -----------------     ------------------      --------------------    --------------------
Realized gains (losses)
    on investments
    Realized gain (loss)
    on sale of fund shares                    1,435,290                188,645                         2                 129,464
    Realized gain distributions               3,307,804                422,010                       -                       -
                                      -----------------     ------------------      --------------------    --------------------
    Realized gain (loss)                      4,743,094                610,655                         2                 129,464
                                      -----------------     ------------------      --------------------    --------------------
Change in unrealized appreciation
   (depreciation) during the year            12,152,249              1,560,206                     2,879               2,072,717
                                      -----------------     ------------------      --------------------    --------------------
Net increase (decrease) in net
   assets from operations             $      16,990,822     $        2,175,440      $              2,703    $          2,129,993
                                      =================     ==================      ====================    ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                            WANGER
                                      INTERNATIONAL SMALL                             WANGER U.S.
                                             CAP               WANGER SELECT      SMALLER COMPANIES
                                      -------------------     ---------------     -----------------
Income:
   Dividends                          $           375,771     $        30,021     $         193,830
Expenses:
   Mortality and expense fees                     809,064              93,765               973,670
   Administrative fees                              7,375               1,440                11,432
                                      -------------------     ---------------     -----------------
Net investment income (loss)                     (440,668)            (65,184)             (791,272)
                                      -------------------     ---------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      7,715,230              469,892            13,450,062
   Realized gain distributions                       -                249,258             2,734,155
                                      -------------------     ---------------     -----------------
   Realized gain (loss)                         7,715,230             719,150            16,184,217
                                      -------------------     ---------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year              12,409,248             583,694           (10,490,044)
                                      -------------------     ---------------     -----------------
Net increase (decrease) in net
   assets from operations             $        19,683,810     $     1,237,660     $       4,902,901
                                      ===================     ===============     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                   AIM V.I. CAPITAL APPRECIATION                   AIM V.I. CORE EQUITY
                                                          FUND - CLASS I                               FUND - CLASS I
                                              ------------------------------------         -------------------------------------
                                                   2006                   2005                  2006                 2005
                                                   ----                   ----                  ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (40,993)          $    (30,678)           $    (4,846)        $        -
      Realized gains (losses)                        10,455                 22,159                 (3,453)                 -
      Unrealized appreciation
         (depreciation) during the year             202,357                219,949                105,945                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net assets
   from operations                                  171,819                211,430                 97,646                  -
                                               ------------           ------------            -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            556,942                441,657                 14,499                  -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     805,257                368,774              1,333,415                  -
      Transfers for contract
         benefits and terminations                 (579,267)              (375,040)              (143,242)                 -
      Contract maintenance charges                   (6,807)                (3,299)                (1,615)                 -
      Net change to contracts in
         payout period                                   (5)                   (56)                     -                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                     776,120                432,036              1,203,057                  -
                                               ------------           ------------            -----------         ------------
         Total increase (decrease)
            in net assets                           947,939                643,466              1,300,703                  -

Net assets at beginning of period                 2,824,309              2,180,843                      -                  -
                                               ------------           ------------            -----------         ------------
Net assets at end of period                   $   3,772,248           $  2,824,309            $ 1,300,703         $        -
                                              =============           ============            ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                  AIM V.I. MID CAP CORE EQUITY                ALGER AMERICAN LEVERAGED ALLCAP
                                                        FUND - CLASS I                               PORTFOLIO - CLASS O
                                             ---------------------------------------        ----------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)           $      (54,576)           $     (47,697)       $    (47,370)          $  (46,479)
      Realized gains (losses)                       846,571                  202,636             185,367              234,742
      Unrealized appreciation
         (depreciation) during the year             (74,330)                 (13,087)            453,258              233,416
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                  717,665                  141,852             591,255              421,679
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
         contract owners                             23,625                   31,203             106,591              232,789
      Transfers between Investment
         Options (including
         Guaranteed Interest
         Account), net                             (180,735)                 381,514               2,188             (366,332)
      Transfers for contract
         benefits and terminations                 (469,083)                (264,552)           (767,714)            (696,417)
      Contract maintenance charges                   (1,458)                  (2,143)             (7,867)              (9,249)
      Net change to contracts in
         payout period                               (1,454)                       -                (526)              (5,120)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (629,105)                 146,022            (667,328)            (844,329)

Increase (decrease) in amounts
   retained in PHLVIC Universal
   Life Separate Account, net                    (4,768,588)                 251,142                 -                    -
                                             --------------            -------------        ------------           ----------
         Total increase (decrease)
            in net assets                        (4,680,028)                 539,016             (76,073)            (422,650)

Net assets at beginning of period                 6,625,890                6,086,874           3,790,026            4,212,676
                                             --------------            -------------        ------------           ----------
Net assets at end of period                 $     1,945,862          $     6,625,890        $  3,713,953           $3,790,026
                                            ===============          ===============        ============           ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                    DWS EQUITY 500 INDEX FUND                 FEDERATED FUND FOR U.S. GOVERNMENT
                                                         VIP - CLASS A                                  SECURITIES II
                                             ---------------------------------------        --------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      (14,683)           $      18,770        $    523,953           $  541,281
      Realized gains (losses)                       437,841                  356,492              19,352               16,715
      Unrealized appreciation
         (depreciation) during the year             691,245                 (118,692)              4,262             (421,300)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                1,114,403                  256,570             547,567              136,696
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
           contract owners                          962,420                  548,944           2,187,558            2,111,841
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     815,273                  443,100           1,904,019            1,163,798
      Transfers for contract
           benefits and terminations             (2,948,415)              (2,077,683)         (3,955,482)          (5,260,860)
      Contract maintenance charges                  (24,865)                 (17,811)            (32,186)             (49,722)
      Net change to contracts in
          payout period                                (338)                     259             (11,845)             (18,162)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                  (1,195,925)              (1,103,191)             92,064            (2,053,105)
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                           (81,522)                (846,621)            639,631            (1,916,409)

Net assets at beginning of period                 8,488,558                9,335,179          19,120,078            21,036,487
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    8,407,036            $   8,488,558        $ 19,759,709           $19,120,078
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             FEDERATED HIGH INCOME BOND FUND II -           FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                        PRIMARY SHARES                                   SERVICE CLASS
                                             ---------------------------------------      ----------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      403,294           $      318,950        $    (44,407)          $  (260,993)
      Realized gains (losses)                        15,273                   52,330           2,586,740               830,814
      Unrealized appreciation
         (depreciation) during the year              76,503                 (289,916)            181,231             2,890,548
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net assets
   from operations                                  495,070                   81,364           2,723,564             3,460,369
                                             --------------            -------------        ------------           -----------
Contract transactions:
      Payments received from
         contract owners                             91,516                  269,690             697,648               974,501
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     488,045                1,367,965           5,861,823             6,818,965
      Transfers for contract
         benefits and terminations               (1,232,563)              (1,048,094)         (5,030,374)           (4,009,537)
      Contract maintenance charges                   (7,273)                  (7,404)            (26,980)              (34,709)
      Net change to contracts in
         payout period                               (1,533)                  (3,691)             (1,484)               (1,355)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
      transactions                                 (661,808)                 578,466           1,500,633             3,747,865
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                          (166,738)                 659,830           4,224,197             7,208,234

Net assets at beginning of period                 5,707,474                5,047,644          25,307,260            18,099,026
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    5,540,736            $   5,707,474        $ 29,531,457           $25,307,260
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH OPPORTUNITIES           FIDELITY VIP GROWTH
                                                  PORTFOLIO - SERVICE CLASS            PORTFOLIO - SERVICE CLASS
                                             ----------------------------------    ---------------------------------
                                                 2006                  2005            2006                  2005
                                                 ----                  ----            ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $  (19,037)          $   (7,245)     $   (48,344)         $   (53,294)
      Realized gains (losses)                     22,000               23,924          287,087              187,184
      Unrealized appreciation
         (depreciation) during the year          141,345               97,248            7,793               87,803
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   from operations                               144,308              113,927          246,536              221,693
                                              ----------           ----------      -----------          -----------
Contract transactions:
      Payments received from
         contract owners                         674,786              278,507          108,897              371,559
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           647,540              493,302         (567,240)            (989,855)
      Transfers for contract
         benefits and terminations              (401,156)            (174,432)      (1,158,488)          (1,027,518)
      Contract maintenance charges                (5,087)              (4,159)          (9,986)             (14,152)
      Net change to contracts in
         payout period                                49                   28           (1,272)               2,791
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions          916,132              593,246       (1,628,089)          (1,657,175)
                                              ----------           ----------      -----------          -----------
         Total increase (decrease)
            in net assets                      1,060,440              707,173       (1,381,553)          (1,435,482)

Net assets at beginning of period              1,880,771            1,173,598        5,721,731            7,157,213
                                              ----------           ----------      -----------          -----------
Net assets at end of period                   $2,941,211           $1,880,771      $ 4,340,178          $ 5,721,731
                                              ==========           ==========      ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  FRANKLIN INCOME SECURITIES           LAZARD RETIREMENT SMALL CAP
                                                         FUND - CLASS 2                 PORTFOLIO - SERVICE SHARES
                                              ----------------------------------     ---------------------------------
                                                  2006                   2005            2006                 2005
                                                  ----                   ----            ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $   (2,407)           $       -        $   (58,368)         $   (45,089)
      Realized gains (losses)                       2,935                    -           1,198,795              389,947
      Unrealized appreciation
         (depreciation) during the year            44,481                    -            (167,692)             90,946
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   from operations                                 45,009                    -             972,735             435,804
                                               ----------            ------------     ------------         -----------
Contract transactions:
      Payments received from contract owners    1,154,515                    -              17,682              14,474
      Transfers between Investment Options
         (including Guaranteed Interest
          Account), net                           380,830                    -              21,958             296,482
      Transfers for contract
         benefits and terminations               (219,329)                   -            (221,513)            (82,353)
      Contract maintenance charges                   (166)                   -              (1,798)             (1,044)
      Net change to contracts in
         payout period                                -                      -                 (93)                134
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   resulting from contract transactions         1,315,850                    -            (183,764)            227,693

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                       -                      -          (5,552,133)          4,657,542
                                               ----------            ------------     ------------         -----------
         Total increase (decrease)
            in net assets                       1,360,859                    -          (4,763,162)          5,321,039

Net assets at beginning of period                     -                      -           5,321,039                -
                                               ----------            ------------     ------------         -----------
Net assets at end of period                    $1,360,859            $       -        $    557,877         $ 5,321,039
                                               ==========            ============     ============         ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT BOND-DEBENTURE          LORD ABBETT GROWTH AND INCOME
                                                       PORTFOLIO - CLASS VC                PORTFOLIO - CLASS VC
                                                ---------------------------------    -----------------------------------
                                                    2006                 2005              2006                 2005
                                                    ----                 ----              ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  118,130           $  239,343       $    (5,281)         $    20,607
      Realized gains (losses)                       301,862               65,920           432,896              574,605
      Unrealized appreciation (depreciation)
         during the year                            125,097             (100,883)        1,152,821              (32,688)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                  545,089              204,380         1,580,436              562,524
                                                 ----------           ----------       -----------          -----------
Contract transactions:
      Payments received from contract owners        101,998               89,100         1,062,649              502,002
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              420,440            3,236,082         1,490,094            9,458,605
      Transfers for contract
         benefits and terminations                 (738,055)            (236,870)       (2,264,268)            (676,530)
      Contract maintenance charges                   (3,728)              (2,373)          (18,075)              (4,749)
      Net change to contracts in payout period           14                  683              (560)                (674)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions            (219,331)           3,086,622           269,840            9,278,654

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                  (2,938,852)           2,650,057               -                    -
                                                 ----------           ----------       -----------          -----------
         Total increase (decrease)
            in net assets                        (2,613,094)           5,941,059         1,850,276            9,841,178

Net assets at beginning of period                 5,941,059                  -           9,841,178                  -
                                                 ----------           ----------       -----------          -----------
Net assets at end of period                      $3,327,965           $5,941,059       $11,691,454          $ 9,841,178
                                                 ==========           ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT MID-CAP VALUE        MUTUAL SHARES SECURITIES
                                                      PORTFOLIO - CLASS VC                FUND - CLASS 2
                                                   --------------------------     ------------------------------
                                                       2006           2005             2006             2005
                                                       ----           ----             ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                  $  (49,670)   $  (23,695)      $     2,057      $   (39,262)
      Realized gains (losses)                          639,735       381,926           459,097           92,500
      Unrealized appreciation (depreciation)
         during the year                               (25,256)      215,729         1,485,269          844,953
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   from operations                                     564,809       573,960         1,946,423          898,191
                                                    ----------    ----------       -----------      -----------
Contract transactions:
      Payments received from
         contract owners                                71,313        98,931         1,422,497          299,006
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                (558,562)    4,502,442         2,866,862        2,839,674
      Transfers for contract
         benefits and terminations                    (988,511)     (512,381)       (2,208,309)      (1,657,804)
      Contract maintenance charges                      (5,113)       (2,888)          (11,753)         (13,790)
      Net change to contracts in payout period             (29)          229             8,340           (1,470)
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   resulting from contract transactions             (1,480,902)    4,086,333         2,077,637        1,465,616

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      (1,789,816)    1,604,858               -                -
                                                    ----------    ----------       -----------      -----------
         Total increase (decrease) in net assets    (2,705,909)    6,265,151         4,024,060        2,363,807

Net assets at beginning of period                    6,265,151           -          10,855,419        8,491,612
                                                    ----------    ----------       -----------      -----------
Net assets at end of period                         $3,559,242    $6,265,151       $14,879,479      $10,855,419
                                                    ==========    ==========       ===========      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      NEUBERGER BERMAN AMT FASCIANO     NEUBERGER BERMAN AMT GUARDIAN
                                                           PORTFOLIO - S CLASS             PORTFOLIO - S CLASS
                                                      -----------------------------    ------------------------------
                                                         2006                  2005         2006               2005
                                                         ----                  ----         ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (88)             $  -        $    (6)              $  -
      Realized gains (losses)                              717                 -             10                  -
      Unrealized appreciation (depreciation)
         during the year                                   510                 -            675                  -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets
   from operations                                       1,139                 -            679                  -
                                                       -------              -------     -------               -------
Contract transactions:
   Payments received from contract owners                2,808                 -            -                    -
   Transfers between Investment Options
      (including Guaranteed Interest Account), net      24,802                 -         12,003                  -
   Transfers for contract
      benefits and terminations                           (261)                -           (122)                 -
   Contract maintenance charges                              -                 -            -                    -
   Net change to contracts in payout period                  -                 -            -                    -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets resulting
   from contract transactions                           27,349                 -         11,881                  -
                                                       -------              -------     -------               -------
         Total increase (decrease) in net assets        28,488                 -         12,560                  -

Net assets at beginning of period                            -                 -            -                    -
                                                       -------              -------     -------               -------
Net assets at end of period                            $28,488              $  -        $12,560               $  -
                                                       =======              =======     =======               =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     OPPENHEIMER CAPITAL APPRECIATION    OPPENHEIMER GLOBAL SECURITIES
                                                         FUND/VA - SERVICE SHARES          FUND/VA - SERVICE SHARES
                                                     --------------------------------    ------------------------------
                                                        2006                   2005         2006                 2005
                                                        ----                   ----         ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                    $    (31)               $  -        $   (167)             $  -
      Realized gains (losses)                             (228)                  -              10                 -
      Unrealized appreciation (depreciation)
         during the year                                    10                   -           3,215                 -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets
   from operations                                        (249)                  -           3,058                 -
                                                      --------                -------     --------              -------
Contract transactions:
      Payments received from
         contract owners                                 1,650                   -          18,439                 -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                  18,747                   -          92,047                 -
      Transfers for contract
         benefits and terminations                     (12,948)                  -            (231)                -
      Contract maintenance charges                         -                     -             -                   -
      Net change to contracts in payout period             -                     -             -                   -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets resulting
   from contract transactions                            7,449                   -         110,255                 -
                                                      --------                -------     --------              -------
         Total increase (decrease) in net assets         7,200                   -         113,313                 -

Net assets at beginning of period                          -                     -             -                   -
                                                      --------                -------     --------              -------
Net assets at end of period                           $  7,200                $  -        $113,313              $  -
                                                      ========                =======     ========              =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       OPPENHEIMER MAIN STREET SMALL
                                                        CAP FUND/VA - SERVICE SHARES       PHOENIX CAPITAL GROWTH SERIES
                                                       -----------------------------     --------------------------------
                                                         2006                 2005            2006             2005
                                                         ----                 ----            ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                      $   (37)             $  -         $ (1,689,116)     $ (2,438,348)
      Realized gains (losses)                                 1                 -           (1,053,687)       (6,254,143)
      Unrealized appreciation (depreciation)
         during the year                                    631                 -            4,581,257        11,638,438
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   from operations                                          595                 -            1,838,454         2,945,947
                                                        -------              -------      ------------      ------------
Contract transactions:
      Payments received from
         contract owners                                  3,294                 -            2,651,616         3,076,057
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                   20,936                 -           (8,639,708)      (21,665,365)
      Transfers for contract
         benefits and terminations                          -                   -          (33,946,403)      (36,955,718)
      Contract maintenance charges                         (3)                  -             (254,500)         (326,047)
      Net change to contracts in payout period              -                   -                   59            10,689
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   resulting from contract transactions                  24,227                 -          (40,188,936)      (55,860,384)
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net              -                   -                  -          (2,947,821)
                                                        -------              -------      ------------      ------------
         Total increase (decrease) in net assets         24,822                 -          (38,350,482)      (55,862,258)

Net assets at beginning of period                           -                   -          185,517,961       241,380,219
                                                        -------              -------      ------------      ------------
Net assets at end of period                             $24,822              $  -         $147,167,479      $185,517,961
                                                        =======              =======      ============      ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       PHOENIX GROWTH AND INCOME SERIES       PHOENIX MID-CAP GROWTH SERIES
                                                      -----------------------------------     -----------------------------
                                                           2006                  2005              2006             2005
                                                           ----                  ----              ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (32,524)          $   (85,696)     $  (105,658)      $ (109,956)
      Realized gains (losses)                              450,052             1,031,063            8,713         (628,683)
      Unrealized appreciation (depreciation)
         during the year                                 1,960,174              (368,994)         216,321          922,249
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets
   from operations                                       2,377,702               576,373          119,376          183,610
                                                       -----------           -----------      -----------       ----------
Contract transactions:
      Payments received from
         contract owners                                   669,010             1,012,354          286,042          287,252
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                     633,245            (1,667,806)       9,691,665       (1,791,993)
      Transfers for contract
         benefits and terminations                      (3,374,215)           (4,259,344)      (2,350,656)      (1,525,419)
      Contract maintenance charges                         (23,381)              (25,711)         (19,348)         (19,486)
      Net change to contracts in payout period                (311)               (1,571)           2,962            6,269
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (2,095,652)           (4,942,078)       7,610,665       (3,043,377)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net                -               (5,825,071)            -                -
                                                       -----------           -----------      -----------       ----------
          Total increase (decrease) in net assets          282,050           (10,190,776)       7,730,041       (2,859,767)

Net assets at beginning of period                       17,067,493            27,258,269        7,747,412       10,607,179
                                                       -----------           -----------      -----------       ----------
Net assets at end of period                            $17,349,543           $17,067,493      $15,477,453       $7,747,412
                                                       ===========           ===========      ===========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                      PHOENIX MULTI-SECTOR FIXED
                                                 PHOENIX MONEY MARKET SERIES                INCOME SERIES
                                               -------------------------------     ---------------------------------
                                                    2006               2005             2006               2005
                                                    ----               ----             ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   813,308       $   313,833       $ 1,610,477        $  1,763,955
      Realized gains (losses)                           -                 -            (318,200)           (452,155)
      Unrealized appreciation (depreciation)
         during the year                                -                 -             920,896          (1,115,930)
                                                -----------       -----------       -----------        ------------
Net increase (decrease) in net assets
   from operations                                  813,308           313,833         2,213,173             195,870
                                                -----------       -----------       -----------        ------------
Contract transactions:
      Payments received from contract owners      2,985,435         3,150,145           802,019           1,140,984
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           15,633,572         6,206,675            27,547          (1,407,061)
      Transfers for contract
         benefits and terminations              (23,081,304)       (8,407,883)      (10,770,311)        (11,372,911)
      Contract maintenance charges                  (59,281)          (66,169)          (41,573)            (54,723)
      Net change to contracts in
         payout period                                 (243)           27,914            37,708              (2,970)
                                                -----------       -----------       -----------        ------------

Net increase (decrease) in net assets
   resulting from contract transactions          (4,521,821)          910,682        (9,944,610)        (11,696,681)
                                                -----------       -----------       -----------        ------------
          Total increase (decrease)
             in net assets                       (3,708,513)        1,224,515        (7,731,437)        (11,500,811)

Net assets at beginning of period                27,445,157        26,220,642        46,691,625          58,192,436
                                                -----------       -----------       -----------        ------------
Net assets at end of period                     $23,736,644       $27,445,157       $38,960,188        $ 46,691,625
                                                ===========       ===========       ===========        ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                PHOENIX MULTI-SECTOR SHORT
                                                     TERM BOND SERIES            PHOENIX STRATEGIC ALLOCATION SERIES
                                              ------------------------------     -----------------------------------
                                                    2006               2005           2006                  2005
                                                    ----               ----           ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $  122,091         $   71,642      $  2,278,305         $  2,137,872
      Realized gains (losses)                       7,076             (2,795)       23,301,791            7,349,901
      Unrealized appreciation (depreciation)
         during the year                           26,603            (66,946)       (7,281,985)          (8,856,518)
                                               ----------         ----------      ------------         ------------
Net increase (decrease) in net assets
   from operations                                155,770              1,901        18,298,111              631,255
                                               ----------         ----------      ------------         ------------
Contract transactions:
      Payments received from
         contract owners                           99,875            126,259         1,637,928            2,548,588
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            723,739          1,607,879        (8,471,654)          (7,892,090)
      Transfers for contract
         benefits and terminations               (678,519)          (410,511)      (31,112,937)         (34,781,605)
      Contract maintenance charges                 (3,014)              (977)         (140,425)            (177,632)
      Net change to contracts in
         payout period                                -                  -               1,727              134,648
                                               ----------         ----------      ------------         ------------

Net increase (decrease) in net assets
   resulting from contract transactions           142,081          1,322,650       (38,085,361)         (40,168,091)
                                               ----------         ----------      ------------         ------------
          Total increase (decrease)
             in net assets                        297,851          1,324,551       (19,787,250)         (39,536,836)

Net assets at beginning of period               3,411,360          2,086,809       183,938,985          223,475,821
                                               ----------         ----------      ------------         ------------
Net assets at end of period                    $3,709,211         $3,411,360      $164,151,735         $183,938,985
                                               ==========         ==========      ============         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               PHOENIX-ABERDEEN INTERNATIONAL        PHOENIX-ALGER SMALL-CAP
                                                           SERIES                            GROWTH SERIES
                                               -------------------------------     -----------------------------
                                                     2006            2005              2006              2005
                                                     ----            ----              ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   509,626       $ 1,371,080       $  (59,242)      $  (44,390)
      Realized gains (losses)                     2,143,622         2,964,661        1,337,379          379,979
      Unrealized appreciation (depreciation)
         during the year                         10,195,332         3,440,198         (282,978)        (196,521)
                                                -----------       -----------       ----------       ----------
Net increase (decrease) in net assets
   from operations                               12,848,580         7,775,939          995,159          139,068
                                                -----------       -----------       ----------       ----------
Contract transactions:
      Payments received from
         contract owners                          1,187,255           735,858           36,426          129,051
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           10,426,172        (1,191,521)       4,197,475          (59,932)
      Transfers for contract
         benefits and terminations              (10,626,801)       (9,324,679)        (408,996)        (224,180)
      Contract maintenance charges                  (55,700)          (60,926)          (3,953)          (1,081)
      Net change to contracts in
         payout period                               (1,499)           (2,452)          (1,936)          (1,848)
                                                -----------       -----------       ----------       ----------

Net increase (decrease) in net assets
   resulting from contract transactions             929,427        (9,843,720)       3,819,016         (157,990)
                                                -----------       -----------       ----------       ----------
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -          (8,780,742)      (3,301,284)         326,592
                                                -----------       -----------       ----------       ----------
          Total increase (decrease)
             in net assets                       13,778,007       (10,848,523)       1,512,891          307,670

Net assets at beginning of period                51,692,515        62,541,038        3,898,085        3,590,415
                                                -----------       -----------       ----------       ----------
Net assets at end of period                     $65,470,522       $51,692,515       $5,410,976       $3,898,085
                                                ===========       ===========       ==========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-DUFF & PHELPS REAL           PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ESTATE SECURITIES SERIES                 SERIES: AGGRESSIVE GROWTH
                                               -------------------------------       -------------------------------------
                                                    2006                 2005           2006                      2005
                                                    ----                 ----           ----                      ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     4,132        $   105,074        $  2,785                 $     -
      Realized gains (losses)                     3,506,145          2,404,494              (3)                      -
      Unrealized appreciation (depreciation)
         during the year                          4,391,856            335,843           1,156                       -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   from operations                                7,902,133          2,845,411           3,938                       -
                                                -----------        -----------        --------                 ----------
Contract transactions:
      Payments received from
         contract owners                            712,789            812,154         115,014                       -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            1,455,730          1,291,029             -                         -
      Transfers for contract
         benefits and terminations               (5,218,634)        (3,751,380)            -                         -
      Contract maintenance charges                  (35,914)           (26,838)            -                         -
      Net change to contracts in
         payout period                                6,882             33,158             -                         -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   resulting from contract transactions          (3,079,147)        (1,641,877)        115,014                       -

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -                  -           225,226                       -
                                                -----------        -----------        --------                 ----------
          Total increase (decrease)
             in net assets                        4,822,986          1,203,534         344,178                       -

Net assets at beginning of period                23,690,329         22,486,795             -                         -
                                                -----------        -----------        --------                 ----------
Net assets at end of period                     $28,513,315        $23,690,329        $344,178                 $     -
                                                ===========        ===========        ========                 ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-S&P DYNAMIC ASSET         PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ALLOCATION SERIES: GROWTH                    SERIES: MODERATE
                                               ------------------------------     --------------------------------------
                                                     2006             2005            2006                        2005
                                                     ----             ----            ----                        ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     2,753        $    -           $    5,267                  $    -
      Realized gains (losses)                             4             -                3,136
      Unrealized appreciation (depreciation)
         during the year                               (901)            -                  583                       -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   from operations                                    1,856             -                8,986                       -
                                                -----------        ---------        ----------                  ---------

Contract transactions:
      Payments received from contract owners             59             -              199,473                       -
      Transfers between Investment Options
         (including Guaranteed Interest
            Account), net                            20,269             -                8,595                       -
      Transfers for contract
         benefits and terminations                      -               -               (2,175)                      -
      Contract maintenance charges                      (35)            -                  -                         -
      Net change to contracts in payout period          -               -                  -                         -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   resulting from contract transactions              20,293             -              205,893                       -
                                                -----------        ---------        ----------                  ---------

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      219,950             -              211,384                       -
                                                -----------        ---------        ----------                  ---------
         Total increase (decrease) in
            net assets                              242,099             -              426,263                       -

Net assets at beginning of period                       -               -                  -                         -
                                                -----------        ---------        ----------                  ---------
Net assets at end of period                     $   242,099        $    -           $  426,263                  $    -
                                                ===========        =========        ==========                  =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-S&P DYNAMIC ASSET             PHOENIX-SANFORD BERNSTEIN MID-CAP
                                              ALLOCATION SERIES: MODERATE GROWTH                VALUE SERIES
                                              ----------------------------------       ---------------------------------
                                                    2006                  2005               2006                 2005
                                                    ----                  ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    9,321              $     -          $  (173,931)         $  (250,215)
      Realized gains (losses)                       2,668                    -            3,268,283            2,095,465
      Unrealized appreciation (depreciation)
         during the year                           62,527                    -             (537,568)            (500,834)
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                 74,516                    -            2,556,784            1,344,416
                                               ----------              ----------       -----------          -----------
Contract transactions:
      Payments received from
         contract owners                          732,427                    -              703,730              730,755
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            263,275                    -             (534,581)           1,230,681
      Transfers for contract
         benefits and terminations                 (5,682)                   -           (3,604,514)          (3,229,461)
      Contract maintenance charges                    (70)                   -              (26,293)             (23,392)
      Net change to contracts in
         payout period                               -                       -                  523                5,199
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions           989,950                    -           (3,461,135)          (1,286,218)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                   217,559                    -                 -                    -
                                               ----------              ----------       -----------          -----------
          Total increase (decrease)
             in net assets                      1,282,025                    -             (904,351)              58,198

Net assets at beginning of period                    -                       -           21,290,457           21,232,259
                                               ----------              ----------       -----------          -----------
Net assets at end of period                    $1,282,025              $     -          $20,386,106          $21,290,457
                                               ==========              ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   PHOENIX-SANFORD BERNSTEIN
                                                    SMALL-CAP VALUE SERIES             PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                               ---------------------------------       ----------------------------------
                                                    2006                 2005               2006                 2005
                                                    ----                 ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $  (119,919)        $  (138,258)        $    55,414         $    (20,111)
      Realized gains (losses)                     2,064,266             819,652           2,742,006              410,048
      Unrealized appreciation (depreciation)
         during the year                           (383,194)            (47,422)           (316,736)             167,582
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   from operations                                1,561,153             633,972           2,480,684              557,519
                                                -----------         -----------         -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            420,741             253,910             241,229              737,764
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              204,852           1,725,521            (594,801)          (1,865,602)
      Transfers for contract
         benefits and terminations               (2,444,415)         (1,889,592)         (2,420,663)          (3,503,944)
      Contract maintenance charges                  (14,353)            (11,352)            (16,125)             (23,734)
      Net change to contracts in
         payout period                                2,361              (1,110)              5,069              (10,859)
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   resulting from contract transactions          (1,830,814)             77,377          (2,785,291)          (4,666,375)
                                                -----------         -----------         -----------         ------------
          Total increase (decrease)
             in net assets                         (269,661)            711,349            (304,607)          (4,108,856)

Net assets at beginning of period                11,482,886          10,771,537          14,269,804           18,378,660
                                                -----------         -----------         -----------         ------------
Net assets at end of period                     $11,213,225         $11,482,886         $13,965,197         $ 14,269,804
                                                ===========         ===========         ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500          PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                             INDEX SERIES                          PORTFOLIO - ADVISOR CLASS
                                                --------------------------------------      --------------------------------------
                                                    2006                      2005                2006                   2005
                                                    ----                      ----              ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  (70,772)              $  (112,048)       $     1,695              $      -
      Realized gains (losses)                        550,730                  352,455               (115)                    -
      Unrealized appreciation
        (depreciation) during the year             1,440,018                   79,924             (4,492)                    -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   from operations                                 1,919,976                  320,331             (2,912)                    -
                                                 -----------              -----------        -----------              -----------
Contract transactions:
       Payments received from
          contract owners                            437,844                  366,186              3,498                     -
       Transfers between Investment Options
          (including Guaranteed Interest
          Account), net                            5,694,930               (1,712,424)            72,843                     -
       Transfers for contract
          benefits and terminations               (3,736,335)              (3,317,607)               (45)                    -
       Contract maintenance charges                  (10,165)                 (16,308)                (1)                    -
       Net change to contracts in
          payout period                              (42,880)                 109,955               -                        -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   resulting from contract transactions            2,343,394               (4,570,198)            76,295                     -
                                                 -----------              -----------        -----------              -----------
         Total increase (decrease)
            in net assets                          4,263,370               (4,249,867)            73,383                     -

Net assets at beginning of period                 16,669,142               20,919,009               -                        -
                                                 -----------              -----------        -----------              -----------
Net assets at end of period                      $20,932,512              $16,669,142        $    73,383              $      -
                                                 ===========              ===========        ===========              ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PIMCO VIT REAL RETURN          PIMCO VIT TOTAL RETURN
                                                PORTFOLIO - ADVISOR CLASS       PORTFOLIO - ADVISOR CLASS
                                                -------------------------      --------------------------
                                                   2006           2005            2006            2005
                                                   ----           ----            ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $    597        $   -          $    794        $    -
      Realized gains (losses)                       3,427            -               873             -
      Unrealized appreciation (depreciation)
         during the year                           (6,200)           -            (1,809)            -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   from operations                                 (2,176)           -              (142)            -
                                                 --------        --------       --------        ---------
Contract transactions:
      Payments received from
         contract owners                                1            -             8,235             -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            131,673            -           198,479             -
      Transfers for contract
         benefits and terminations                   (247)           -           (13,209)            -
      Contract maintenance charges                    -              -                (5)            -
      Net change to contracts in
         payout period                                -              -               -               -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   resulting from contract transactions           131,427            -           193,500             -
                                                 --------        --------       --------        ---------
          Total increase (decrease)
             in net assets                        129,251            -           193,358             -

Net assets at beginning of period                     -              -               -               -
                                                 --------        --------       --------        ---------
Net assets at end of period                      $129,251        $   -          $193,358        $    -
                                                 ========        ========       ========        =========


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                        LONG BOND FUND                         RYDEX VARIABLE TRUST NOVA FUND
                                           -------------------------------------------     ------------------------------------
                                                   2006                     2005                  2006                2005
                                                   ----                     ----                  ----                ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     12,476            $    (30,402)          $      (321)        $     (961)
      Realized gains (losses)                       (87,598)                (14,391)                5,475                 77
      Unrealized appreciation
         (depreciation) during the year             187,397                 (80,833)                5,205              2,784
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net assets
   from operations                                  112,275                (125,626)               10,359              1,900
                                               ------------            ------------           -----------         ----------
Contract transactions:
   Payments received from
      contract owners                                36,799                 181,047                   -               11,741
   Transfers between Investment
      Options (including Guaranteed
      Interest Account), net                       (451,157)                (48,977)                 (512)              (187)
   Transfers for contract
      benefits and terminations                    (517,909)               (150,528)              (28,743)              (268)
   Contract maintenance charges                      (8,080)                 (5,539)                 (252)               (52)
   Net change to contracts in
      payout period                                     -                       -                     -                  -
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (940,347)                (23,997)              (29,507)            11,234
                                               ------------            ------------           -----------         ----------
      Total increase (decrease)
         in net assets                             (828,072)               (149,623)              (19,148)            13,134

Net assets at beginning of period                 1,712,457               1,862,080                76,134             63,000
                                               ------------            ------------           -----------         ----------
Net assets at end of period                    $    884,385            $  1,712,457           $    56,986         $   76,134
                                               ============            ============           ===========         ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      RYDEX VARIABLE TRUST SECTOR            TEMPLETON DEVELOPING MARKETS
                                                            ROTATION FUND                      SECURITIES FUND - CLASS 1
                                                  -----------------------------------     ----------------------------------
                                                          2006             2005                 2006             2005
                                                          ----             ----                 ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $   (13,219)      $     (8,959)        $     (1,670)     $       537
      Realized gains (losses)                             89,533              6,233               79,205           45,864
      Unrealized appreciation (depreciation)
         during the year                                  12,291             94,995              145,716          174,262
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets
   from operations                                        88,605             92,269              223,251          220,663
                                                     -----------       ------------         ------------      -----------
Contract transactions:
   Payments received from
      contract owners                                     10,019             10,128               10,616            3,250
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (131,489)           593,461               76,108          134,481
   Transfers for contract
      benefits and terminations                         (269,363)          (108,356)            (268,537)        (278,577)
   Contract maintenance charges                           (1,693)              (787)                (666)            (688)
   Net change to contracts in payout period                  (18)               (56)                 -                -
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (392,544)           494,390             (182,479)        (141,534)
                                                     -----------       ------------         ------------      -----------

      Total increase (decrease) in net assets           (303,939)           586,659               40,772           79,129

Net assets at beginning of period                      1,131,499            544,840              986,568          907,439
                                                     -----------       ------------         ------------      -----------
Net assets at end of period                          $   827,560       $  1,131,499         $  1,027,340      $   986,568
                                                     ===========       ============         ============      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                             TEMPLETON DEVELOPING
                                                              MARKETS SECURITIES                  TEMPLETON FOREIGN SECURITIES
                                                                FUND - CLASS 2                            FUND - CLASS 1
                                                    ------------------------------------     --------------------------------------
                                                           2006             2005                    2006              2005
                                                           ----             ----                    ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $       (789)    $      1,458            $       5,326     $     (19,266)
      Realized gains (losses)                               139,548          (21,516)               1,303,632         1,041,787
      Unrealized appreciation (depreciation)
         during the year                                    314,704          437,711                3,285,952         1,066,539
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets
   from operations                                          453,463          417,653                4,594,910         2,089,060
                                                       ------------     ------------            -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                        13,434           11,114                   63,678            36,703
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                (61,259)        (105,377)                (250,662)         (492,923)
   Transfers for contract
      benefits and terminations                            (325,787)        (206,794)              (3,003,156)       (3,016,887)
   Contract maintenance charges                                (989)          (1,805)                 (15,232)          (16,563)
   Net change to contracts in payout period                     (46)             (85)                   4,424               (88)
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets resulting
     from contract transactions                            (374,647)        (302,947)              (3,200,948)       (3,489,758)
                                                       ------------     ------------            -------------     -------------

         Total increase (decrease) in net assets             78,816          114,706                1,393,962        (1,400,698)

Net assets at beginning of period                         1,955,275        1,840,569               24,799,750        26,200,448
                                                       ------------     ------------            -------------     -------------
Net assets at end of period                            $  2,034,091     $  1,955,275            $  26,193,712     $  24,799,750
                                                       ============     ============            =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      TEMPLETON FOREIGN SECURITIES            TEMPLETON GLOBAL ASSET ALLOCATION
                                                              FUND - CLASS 2                            FUND - CLASS 1
                                                  -------------------------------------     -------------------------------------
                                                          2006             2005                     2006            2005
                                                          ----             ----                     ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (2,371)    $     (8,446)           $   2,395,063   $   1,047,759
      Realized gains (losses)                             (124,114)        (120,058)               4,204,804       1,481,039
      Unrealized appreciation (depreciation)
         during the year                                 1,515,605          772,499                  678,146      (1,594,205)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets
   from operations                                       1,389,120          643,995                7,278,013         934,593
                                                     -------------     ------------            -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      212,569          549,600                  336,546         145,939
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                   791          442,856                  566,753         (98,773)
   Transfers for contract
      benefits and terminations                         (1,604,949)      (1,196,648)              (6,358,832)     (4,093,761)
   Contract maintenance charges                            (13,338)          (9,398)                 (28,017)        (30,868)
   Net change to contracts in payout period                   (549)            (327)                  (4,489)           (290)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets resulting
   from contract transactions                           (1,405,476)        (213,917)              (5,488,039)     (4,077,753)
                                                     -------------     ------------            -------------   -------------

         Total increase (decrease) in net assets           (16,356)         430,078                1,789,974      (3,143,160)

Net assets at beginning of period                        7,804,801        7,374,723               40,152,552      43,295,712
                                                     -------------     ------------            -------------   -------------
Net assets at end of period                          $   7,788,445     $  7,804,801            $  41,942,526   $  40,152,552
                                                     =============     ============            =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  TEMPLETON GLOBAL ASSET ALLOCATION         TEMPLETON GLOBAL INCOME SECURITIES
                                                            FUND - CLASS 2                              FUND - CLASS 1
                                                -------------------------------------     --------------------------------------
                                                        2006             2005                      2006            2005
                                                        ----             ----                      ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $     109,812     $      61,504            $      80,142    $     248,462
      Realized gains (losses)                            143,670           (36,254)                 156,258           39,077
      Unrealized appreciation (depreciation)
         during the year                                 125,585            20,287                  277,546         (511,090)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   from operations                                       379,067            45,537                  513,946         (223,551)
                                                   -------------     -------------            -------------    -------------
Contract transactions:
   Payments received from
      contract owners                                     18,296            58,353                   71,918           17,631
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (53,986)         (142,466)                  50,439          357,547
   Transfers for contract
      benefits and terminations                         (724,680)         (423,740)                (944,749)        (430,716)
   Contract maintenance charges                           (8,816)           (2,839)                  (3,539)          (3,227)
   Net change to contracts in payout period                 (783)             (133)                    (893)          (1,255)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (769,969)         (510,825)                (826,824)         (60,020)
                                                   -------------     -------------            -------------    -------------
      Total increase (decrease)
         in net assets                                  (390,902)         (465,288)                (312,878)        (283,571)

Net assets at beginning of period                      2,354,468         2,819,756                4,925,885        5,209,456
                                                   -------------     -------------            -------------    -------------
Net assets at end of period                        $   1,963,566     $   2,354,468            $   4,613,007    $   4,925,885
                                                   =============     =============            =============    =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                       TEMPLETON GROWTH SECURITIES               TEMPLETON GROWTH SECURITIES
                                                             FUND - CLASS 1                             FUND - CLASS 2
                                                  -------------------------------------     ------------------------------------
                                                          2006             2005                    2006            2005
                                                          ----             ----                    ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      95,479     $    (139,217)          $       4,579    $    (16,319)
      Realized gains (losses)                            4,743,094           275,875                 610,655          78,779
      Unrealized appreciation (depreciation)
         during the year                                12,152,249         6,323,686               1,560,206         735,585
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   from operations                                      16,990,822         6,460,344               2,175,440         798,045
                                                     -------------     -------------           -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      676,634           477,572               1,410,882         429,991
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (1,779,774)       (1,503,849)                877,390       1,105,022
   Transfers for contract
      benefits and terminations                        (10,651,623)      (11,963,790)             (2,233,954)     (2,121,363)
   Contract maintenance charges                            (57,050)          (61,130)                (19,323)        (16,838)
   Net change to contracts in payout period                 (2,861)            1,361                  (3,138)         (5,618)
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   resulting from contract transactions                (11,814,674)      (13,049,836)                 31,857        (608,806)
                                                     -------------     -------------           -------------   -------------
      Total increase (decrease)
         in net assets                                   5,176,148        (6,589,492)              2,207,297         189,239

Net assets at beginning of period                       89,054,911        95,644,403              11,039,768      10,850,529
                                                     -------------     -------------           -------------   -------------
Net assets at end of period                          $  94,231,059     $  89,054,911           $  13,247,065   $  11,039,768
                                                     =============     =============           =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                        VAN KAMPEN UIF EQUITY AND
                                                       INCOME PORTFOLIO - CLASS II             WANGER INTERNATIONAL SELECT
                                                  -----------------------------------     -------------------------------------
                                                        2006                2005                  2006              2005
                                                        ----                ----                  ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (178)          $     -           $     (72,188)     $      38,399
      Realized gains (losses)                                  2                 -                 129,464             16,567
      Unrealized appreciation (depreciation)
         during the year                                   2,879                 -               2,072,717            707,760
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets
   from operations                                         2,703                 -               2,129,993            762,726
                                                     -----------           ---------         -------------      -------------
Contract transactions:
   Payments received from
      contract owners                                         1                  -                 204,370            168,349
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             92,416                  -               1,527,518            732,510
   Transfers for contract
      benefits and terminations                              -                   -              (1,116,823)          (672,821)
   Contract maintenance charges                              (5)                 -                  (7,748)            (8,708)
   Net change to contracts in payout period                  -                   -                  10,473             (3,163)
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets resulting
   from contract transactions                             92,412                 -                 617,790            216,167
                                                     -----------           ---------         -------------      -------------

         Total increase (decrease) in net assets          95,115                 -               2,747,783            978,893

Net assets at beginning of period                            -                   -               5,879,942          4,901,049
                                                     -----------           ---------         -------------      -------------
Net assets at end of period                          $    95,115           $     -           $   8,627,725      $   5,879,942
                                                     ===========           =========         =============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                     WANGER INTERNATIONAL SMALL CAP                   WANGER SELECT
                                                  ------------------------------------     -------------------------------------
                                                           2006             2005                   2006              2005
                                                           ----             ----                   ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (440,668)   $     (101,870)        $     (65,184)    $     (86,930)
      Realized gains (losses)                             7,715,230         5,564,901               719,150           558,665
      Unrealized appreciation (depreciation)
         during the year                                 12,409,248         5,412,315               583,694           138,455
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   from operations                                       19,683,810        10,875,346             1,237,660           610,190
                                                     --------------    --------------         -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                     1,218,963         1,085,755               140,734           252,815
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (2,784,054)         (651,202)              636,478           251,525
   Transfers for contract
      benefits and terminations                         (11,372,832)      (12,207,223)           (1,698,419)         (695,432)
   Contract maintenance charges                             (68,987)          (64,708)               (9,630)           (6,221)
   Net change to contracts in payout period                  (1,336)             (450)                  225            (2,369)
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (13,008,246)      (11,837,828)             (930,612)         (199,682)
                                                     --------------    --------------         -------------     -------------

      Total increase (decrease) in net assets             6,675,564          (962,482)              307,048           410,508

Net assets at beginning of period                        61,174,978        62,137,460             7,538,289         7,127,781
                                                     --------------    --------------         -------------     -------------
Net assets at end of period                          $   67,850,542    $   61,174,978         $   7,845,337     $   7,538,289
                                                     ==============    ==============         =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                   WANGER U.S. SMALLER COMPANIES
                                                          ---------------------------------------------
                                                                    2006                  2005
                                                                    ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                            $     (791,272)        $   (1,164,319)
      Realized gains (losses)                                     16,184,217             14,555,834
      Unrealized appreciation (depreciation)
         during the year                                         (10,490,044)            (5,128,263)
                                                              --------------         --------------
Net increase (decrease) in net assets
   from operations                                                 4,902,901              8,263,252
                                                              --------------         --------------
Contract transactions:
   Payments received from
      contract owners                                              1,204,951              1,628,871
   Transfers between Investment Options
      (including Guaranteed Interest Account), net                (6,312,157)            (2,867,604)
   Transfers for contract
      benefits and terminations                                  (18,158,940)           (21,407,958)
   Contract maintenance charges                                      (79,902)              (105,150)
   Net change to contracts in payout period                            8,241                  7,956
                                                              --------------         --------------
Net increase (decrease) in net assets resulting
   from contract transactions                                    (23,337,807)           (22,743,885)
                                                              --------------         --------------

         Total increase (decrease) in net assets                 (18,434,906)           (14,480,633)

Net assets at beginning of period                                 88,820,410            103,301,043
                                                              --------------         --------------
Net assets at end of period                                   $   70,385,504         $   88,820,410
                                                              ==============         ==============

                        See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 59 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisors Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap Portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Income Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    AIM V.I. Capital Appreciation Fund - Class I                             $  1,490,091       $    755,065
    AIM V.I. Core Equity Fund - Class I                                         2,066,223            868,013
    AIM V.I. Mid Cap Core Equity Fund - Class I                                   356,943          5,355,442
    Alger American Leveraged AllCap Portfolio - Class O                           661,553          1,376,381
    DWS Equity 500 Index Fund VIP - Class A                                     4,226,743          5,437,656
    Federated Fund for U.S. Government Securities II                            6,213,106          5,597,771
    Federated High Income Bond Fund II - Primary Shares                         1,516,537          1,775,256
    Fidelity VIP Contrafund(R) Portfolio - Service Class                       11,700,578          7,897,120
    Fidelity VIP Growth Opportunities Portfolio - Service Class                 1,521,526            624,499
    Fidelity VIP Growth Portfolio - Service Class                                 384,585          2,061,220
    Franklin Income Securities Fund - Class 2                                   1,545,845            232,269
    Lazard Retirement Small Cap Portfolio - Service Shares                        590,002          5,487,360
    Lord Abbett Bond-Debenture Portfolio - Class VC                               909,625          3,805,491
    Lord Abbett Growth and Income Portfolio - Class VC                          3,726,111          3,092,357
    Lord Abbett Mid-Cap Value Portfolio - Class VC                                823,843          3,785,099
    Mutual Shares Securities Fund - Class 2                                     5,827,559          3,343,549
    Neuberger Berman AMT Fasciano Portfolio - S Class                              28,328                348
    Neuberger Berman AMT Guardian Portfolio - S Class                              12,028                153
    Oppenheimer Capital Appreciation Fund/VA - Service Shares                      20,398             12,980
    Oppenheimer Global Securities Fund/VA - Service Shares                        110,485                397
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares                     24,230                 41
    Phoenix Capital Growth Series                                               9,311,013         51,195,390
    Phoenix Growth and Income Series                                            3,396,054          5,524,837
    Phoenix Mid-Cap Growth Series                                              11,683,185          4,178,448
    Phoenix Money Market Series                                                26,370,679         30,077,448
    Phoenix Multi-Sector Fixed Income Series                                    5,229,719         13,565,447
    Phoenix Multi-Sector Short Term Bond Series                                 1,288,507          1,024,463
    Phoenix Strategic Allocation Series                                        26,587,533         42,217,844
    Phoenix-Aberdeen International Series                                      15,843,842         14,406,544
    Phoenix-Alger Small-Cap Growth Series                                       5,076,293          4,280,317
    Phoenix-Duff & Phelps Real Estate Securities Series                         6,943,728          7,997,983
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth                318,470                670
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                           223,211                166
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate                         519,112            107,952
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth                1,214,207             12,698
    Phoenix-Sanford Bernstein Mid-Cap Value Series                              6,013,667          7,166,390
    Phoenix-Sanford Bernstein Small-Cap Value Series                            3,503,012          3,843,086
    Phoenix-Van Kampen Comstock Series                                          3,380,191          3,875,449
    Phoenix-Van Kampen Equity 500 Index Series                                  7,273,666          5,001,862
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class               82,279              4,096
    PIMCO VIT Real Return Portfolio - Advisor Class                               135,888                438
    PIMCO VIT Total Return Portfolio - Advisor Class                              208,662             13,481
    Rydex Variable Trust Inverse Government Long Bond Fund                        157,859          1,085,809
    Rydex Variable Trust Nova Fund                                                 17,157             46,990
    Rydex Variable Trust Sector Rotation Fund                                     367,210            730,431
    Templeton Developing Markets Securities Fund - Class 1                        276,310            460,497
    Templeton Developing Markets Securities Fund - Class 2                        710,722          1,086,223
    Templeton Foreign Securities Fund - Class 1                                   740,484          3,937,045
    Templeton Foreign Securities Fund - Class 2                                   893,402          2,301,526
    Templeton Global Asset Allocation Fund - Class 1                            6,653,575          7,194,967
    Templeton Global Asset Allocation Fund - Class 2                              276,933            816,099
    Templeton Global Income Securities Fund - Class 1                             489,573          1,236,441
    Templeton Growth Securities Fund - Class 1                                  5,777,797         14,192,561
    Templeton Growth Securities Fund - Class 2                                  3,433,080          2,975,020

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS (CONTINUED)

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    Van Kampen UIF Equity and Income Portfolio - Class II                    $     92,417       $        183
    Wanger International Select                                                 2,710,437          2,165,037
    Wanger International Small Cap                                              4,408,785         17,859,800
    Wanger Select                                                               1,754,993          2,501,793
    Wanger U.S. Smaller Companies                                               5,564,662         26,962,657
                                                                             ------------       ------------
                                                                             $212,684,653       $331,556,555
                                                                             ============       ============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I      1,469,865      (722,436)       747,429     1,359,774      (906,166)      453,608
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I               2,054,487      (857,145)     1,197,342             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I         127,461    (4,621,371)    (4,493,910)      618,842      (472,326)      146,516
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
   Portfolio - Class O                              904,824    (1,795,668)      (890,844)      962,335    (2,376,982)   (1,414,647)
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A           3,457,002    (4,392,970)      (935,968)    2,600,210    (3,586,822)     (986,612)
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                  4,562,035    (4,343,221)       218,814     4,872,246    (6,511,250)   (1,639,004)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
   Fund II - Primary Shares                         817,802    (1,337,192)      (519,390)    2,445,765    (1,959,803)      485,962
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
   Portfolio - Service Class                      7,207,740    (5,974,392)     1,233,348     9,800,257    (5,799,685)    4,000,572
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio - Service Class                      1,682,886      (739,246)       943,640     1,177,263      (544,377)      632,886
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
   Portfolio - Service Class                        509,628    (2,804,862)    (2,295,234)    1,200,128    (3,831,002)   (2,630,874)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2         1,452,223      (214,570)     1,237,653             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
   Portfolio - Service Shares                       117,758    (4,540,649)    (4,422,891)    5,019,112      (150,659)    4,868,453
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
   Portfolio - Class VC                             682,057    (3,478,953)    (2,796,896)    6,236,639      (419,803)    5,816,836
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
   Portfolio - Class VC                           2,861,196    (2,613,192)       248,004    10,330,562      (943,753)    9,386,809
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
   Portfolio - Class VC                             489,618    (3,311,217)    (2,821,599)    6,643,607      (853,476)    5,790,131
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2           3,268,483    (1,876,181)     1,392,302     2,311,625    (1,344,740)      966,885
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano
   Portfolio - S Class                               29,834          (274)        29,560             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
   Portfolio - S Class                               12,009          (121)        11,888             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
   Fund/VA - Service Shares                          19,665       (12,554)         7,111             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
   Fund/VA - Service Shares                         107,140          (230)       106,910             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
   Fund/VA - Service Shares                          24,350            (3)        24,347             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     3,811,109    (8,829,211)    (5,018,102)      875,459   (15,790,248)   14,914,789)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  2,557,664    (4,148,366)    (1,590,702)    3,651,238   (12,591,577)   (8,940,339)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                     8,986,481    (3,174,633)     5,811,848       573,223    (3,026,294)   (2,453,071)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      11,801,794   (15,302,370)    (3,500,576)   14,082,866   (10,483,007)    3,599,859
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series          1,125,815    (3,014,886)    (1,889,071)    1,338,421    (3,924,748)   (2,586,327)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series       1,047,768      (911,655)       136,113     1,831,458      (566,887)    1,264,571
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 411,144    (7,153,309)    (6,742,165)      761,410    (8,481,875)   (7,720,465)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             6,787,921    (5,065,756)     1,722,165     1,202,369    (9,586,429)   (8,384,060)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series             2,560,270    (2,164,395)       395,875       271,250      (386,421)     (115,171)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                              1,015,827    (1,687,590)      (671,763)    1,536,526    (1,706,487)     (169,961)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth                        107,371             -        107,371             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth                                    20,448           (35)        20,413             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate                                 313,423      (105,793)       207,630             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth                          998,123        (5,623)       992,500             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
   Value Series                                   1,933,645    (3,799,013)    (1,865,368)    2,629,072    (3,436,591)     (807,519)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
   Value Series                                     928,495    (1,804,722)      (876,227)    1,803,450    (1,747,942)       55,508
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  565,438    (2,365,888)    (1,800,450)      780,634    (4,112,995)   (3,332,361)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series        5,632,079    (4,145,677)     1,486,402     1,278,119    (5,401,210)   (4,123,091)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
   Portfolio - Advisor Class                         78,288        (4,279)        74,009             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
   Portfolio - Advisor Class                        129,022          (238)       128,784             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
   Portfolio - Advisor Class                        203,484       (13,003)       190,481             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
   Government Long Bond Fund                        131,521    (1,159,915)    (1,028,394)      278,096      (304,058)      (25,962)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       11,310       (31,036)       (19,726)        8,852          (502)        8,350
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund           213,358      (481,368)      (268,010)      473,662      (106,330)      367,332
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 1                        201,445      (350,229)      (148,784)      165,804      (298,693)     (132,889)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 2                        520,833      (796,505)      (275,672)       16,666      (343,219)     (326,553)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1         124,373    (1,151,005)    (1,026,632)       55,830    (1,347,857)   (1,292,027)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2         515,697    (1,454,300)      (938,603)    1,146,552    (1,289,102)     (142,550)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 1                                  241,077    (1,445,775)     (1,204,698)     102,257    (1,088,646)      (986,389)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 2                                   11,114      (425,298)       (414,184)      46,155      (360,539)      (314,384)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities
   Fund - Class 1                                  119,004      (407,478)       (288,474)     157,206      (179,895)       (22,689)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 1                                  227,136    (2,546,586)     (2,319,450)     315,179    (3,262,167)    (2,946,988)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 2                                1,778,548    (1,591,495)        187,053    1,338,824    (1,660,382)      (321,558)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
   Portfolio - Class II                             92,084            (5)         92,079            -             -              -
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                      1,212,618      (912,105)        300,513      822,303      (686,441)       135,862
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     910,002    (3,506,283)     (2,596,281)   1,190,937    (3,972,067)    (2,781,130)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      628,113    (1,016,602)       (388,489)     503,751      (584,774)       (81,023)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      766,893    (7,107,805)     (6,340,912)   1,368,068    (7,428,985)    (6,060,917)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
     2006       3,554      0.98     to      1.18       3,772          0.06%      0.90%   to      1.80%     (2.35%)  to      5.35%
     2005       2,807      0.94     to      1.13       2,824          0.07%      0.90%   to      1.80%     (0.93%)  to      7.86%
     2004       2,353      0.87     to      1.05       2,181              -      0.90%   to      1.80%      4.71%   to      5.67%
     2003       1,812      0.83     to      0.99       1,568              -      0.90%   to      1.80%      1.40%   to     33.13%
     2002         787      0.65     to      0.77         523              -      0.90%   to      1.80%    (25.42%)  to      0.76%
AIM V.I. Core Equity Fund - Class I
     2006(14)   1,197      1.08     to      1.09       1,301          0.75%      0.90%   to      1.80%      7.84%   to      8.50%
     2005           -         -     to         -           -              -          -   to          -          -   to          -
     2004           -         -     to         -           -              -          -   to          -          -   to          -
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
AIM V.I. Mid Cap Core Equity Fund - Class I
     2006       1,641      1.17     to      1.20       1,946          0.32%      0.90%   to      1.80%      4.61%   to     10.24%
     2005       6,135      1.07     to      1.08       6,626          0.53%      0.90%   to      1.80%      5.69%   to      6.65%
     2004(9)    5,988      1.02     to      1.02       6,087          2.30%      0.90%   to      1.80%      1.84%   to      1.91%
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
Alger American Leveraged AllCap Portfolio - Class O
     2006       4,326      0.77     to      1.52       3,714              -      0.90%   to      1.80%     17.13%   to     18.19%
     2005       5,217      0.65     to      1.30       3,790              -      0.90%   to      1.80%     12.39%   to     13.42%
     2004       6,658      0.58     to      1.15       4,213              -      0.90%   to      1.80%      1.32%   to      7.21%
     2003       8,370      0.54     to      0.94       4,868              -      0.90%   to      1.80%      8.23%   to     33.51%
     2002       6,412      0.40     to      0.70       2,802          0.01%      0.90%   to     1.650%    (34.82%)  to    (13.02%)
DWS Equity 500 Index Fund VIP - Class A
     2006       6,435      1.19     to      1.35       8,407          1.12%      0.90%   to      1.80%      8.46%   to     14.49%
     2005       7,371      1.04     to      1.18       8,489          1.52%      0.90%   to      1.80%     (0.77%)  to      3.74%
     2004       8,357      1.07     to      1.14       9,335          1.06%      0.90%   to      1.80%      8.60%   to      9.60%
     2003       7,498      0.98     to      1.04       7,699          1.07%      0.90%   to      1.80%      6.19%   to     27.00%
     2002       3,744      0.78     to      0.82       3,047          3.21%      0.90%   to      1.80%    (24.72%)  to      3.75%
Federated Fund for U.S. Government Securities II
     2006      16,024      1.02     to      1.36      19,760          3.99%      0.50%   to      1.80%      0.02%   to      3.20%
     2005      15,806      1.00     to      1.32      19,120          3.99%      0.50%   to      1.80%     (0.01%)  to      1.52%
     2004      17,445      1.08     to      1.31      21,036          4.48%      0.50%   to      1.80%      1.75%   to      3.09%
     2003      19,082      1.04     to      1.28      22,848          3.86%      0.50%   to      1.80%     (0.03%)  to      1.44%
     2002      24,070      1.06     to      1.26      29,241          2.51%      0.90%   to      1.80%      2.47%   to      8.07%
Federated High Income Bond Fund II - Primary Shares
     2006       4,086      1.31     to      1.47       5,541          8.56%      0.90%   to      1.80%      8.82%   to      9.81%
     2005       4,605      1.20     to      1.34       5,707          7.39%      0.90%   to      1.80%      0.82%   to      1.74%
     2004       4,119      1.19     to      1.32       5,048          9.62%      0.90%   to      1.80%      8.47%   to      9.47%
     2003       7,378      1.09     to      1.21       8,317          6.15%      0.90%   to      1.80%     20.02%   to     21.12%
     2002       4,412      0.90     to      1.00       7,015         11.59%      0.90%   to     1.800%     (1.83%)  to      2.99%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
     2006      21,842      1.24     to      1.65      29,531         1.11%       0.90%   to      1.80%      7.61%   to     10.59%
     2005      20,609      1.19     to      1.49      25,307         0.17%       0.90%   to      1.80%     14.75%   to     15.80%
     2004      16,608      1.03     to      1.29      18,099         0.22%       0.90%   to      1.80%     11.45%   to     14.30%
     2003      11,677      0.91     to      1.13      10,797         0.32%       0.90%   to      1.80%     26.04%   to     27.20%
     2002       9,515      0.72     to      0.90       6,870         0.46%       0.90%   to     1.800%    (10.67%)  to     (0.63%)
Fidelity VIP Growth Opportunities Portfolio - Service Class
     2006       3,078      0.82     to      1.30       2,941         0.50%       0.90%   to      1.80%      3.41%   to     13.37%
     2005       2,134      0.79     to      1.15       1,881         0.70%       0.90%   to      1.80%     (1.09%)  to      7.89%
     2004       1,501      0.73     to      1.07       1,174         0.54%       0.90%   to      1.80%     (0.92%)  to      6.10%
     2003       1,857      0.70     to      1.01       1,499         0.53%       0.90%   to      1.80%     10.07%   to     30.86%
     2002       1,429      0.54     to      0.79         804         0.79%       0.90%   to      1.40%    (23.01%)  to     (1.79%)
Fidelity VIP Growth Portfolio - Service Class
     2006       5,538      0.70     to      1.05       4,340         0.31%       0.90%   to      1.80%      4.82%   to      5.77%
     2005       7,833      0.66     to      1.00       5,722         0.42%       0.90%   to      1.80%      3.78%   to      4.73%
     2004      10,464      0.63     to      0.95       7,157         0.16%       0.90%   to      1.80%      1.40%   to      2.33%
     2003      10,105      0.62     to      0.93       6,636         0.18%       0.90%   to      1.80%      1.62%   to     31.59%
     2002       9,253      0.47     to      0.71       4,493         0.11%       0.90%   to      1.80%    (31.18%)  to     (0.97%)
Franklin Income Securities Fund - Class 2
     2006(16)   1,238      1.04     to      1.11       1,361         0.20%       0.90%   to      1.80%     (0.12%)  to     12.16%
     2005           -         -     to         -           -             -           -   to          -          -   to          -
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lazard Retirement Small Cap Portfolio - Service Shares
     2006         446      1.24     to      1.26         558             -       1.00%   to      1.80%     12.63%   to     14.91%
     2005(11)   4,868      1.09     to      1.09       5,321             -       1.00%   to      1.80%      9.31%   to     11.83%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Bond-Debenture Portfolio - Class VC
     2006       3,020      1.09     to      1.11       3,328         3.40%       0.90%   to      1.80%      7.37%   to      8.35%
     2005(11)   5,817      1.02     to      1.02       5,941         7.84%       0.90%   to      1.80%      2.16%   to      4.69%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Growth and Income Portfolio - Class VC
     2006       9,635      1.20     to      1.22      11,691         1.26%       0.90%   to      1.80%     14.08%   to     16.22%
     2005(11)   9,387      1.04     to      1.05       9,841         1.67%       0.90%   to      1.80%     (0.69%)  to      8.58%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
     2006      2,969       1.19     to      1.21       3,559         0.33%       0.90%   to     1.80%      9.55%    to    11.22%
     2005(10)  5,790       1.08     to      1.09       6,265         0.69%       0.90%   to     1.80%      8.22%    to    13.50%
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Mutual Shares Securities Fund - Class 2
     2006      8,278       1.25     to      1.96      14,879         1.25%       0.90%   to     1.80%      3.31%    to    17.32%
     2005      6,886       1.29     to      1.68      10,855         0.88%       0.90%   to     1.80%      8.57%    to     9.56%
     2004      5,919       1.19     to      1.54       8,492         0.76%       0.90%   to     1.80%      8.77%    to    11.62%
     2003      5,592       1.07     to      1.38       7,282         1.04%       0.90%   to     1.80%     22.90%    to    24.02%
     2002      5,282       0.87     to      1.12       5,692         0.96%       0.90%   to     1.80%    (15.90%)   to    (0.26%)
Neuberger Berman AMT Fasciano Portfolio - S Class
     2006(21)     30       0.96     to      0.96          28             -       1.25%   to     1.65%      3.85%    to     6.74%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Neuberger Berman AMT Guardian Portfolio - S Class
     2006(19)     12       1.06     to      1.06          13         0.45%       1.10%   to     1.25%      1.81%    to    15.16%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
     2006(24)      7       1.01     to      1.01           7             -       1.25%   to     1.80%     (1.84%)   to     0.24%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Global Securities Fund/VA - Service Shares
     2006(16)    107       1.06     to      1.06         113             -       1.10%   to     1.80%     (0.25%)   to    17.36%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
     2006(20)     24       0.99     to      1.04          25             -       1.10%   to     1.80%      0.39%    to    11.15%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix Capital Growth Series
     2006      25,555      0.64     to      9.79      147,167        0.18%       0.90%   to     1.80%     (0.44%)   to     2.29%
     2005      30,573      0.63     to      9.58      185,518        0.06%       0.90%   to     1.80%     (4.41%)   to     2.78%
     2004      45,488      0.61     to      9.33      241,380        0.80%       0.90%   to     1.80%      3.08%    to     4.03%
     2003      55,308      0.59     to      8.98      282,819        0.10%       0.90%   to     1.80%      9.56%    to    25.35%
     2002      62,992      0.47     to      7.17      271,408            -       0.90%   to     1.80%    (25.86%)   to    (0.10%)
Phoenix Growth and Income Series
     2006      12,710      1.12     to      1.48       17,350        1.10%       0.90%   to     1.80%     15.08%    to    16.13%
     2005      14,300      0.97     to      1.28       17,067        0.93%       0.90%   to     1.80%     (0.77%)   to     3.86%
     2004      23,241      0.93     to      1.23       27,258        1.32%       0.90%   to     1.80%      8.49%    to     9.48%
     2003      18,931      0.85     to      1.13       20,410        1.14%       0.90%   to     1.80%      1.75%    to    26.32%
     2002      21,648      0.67     to      0.89       18,605        0.75%       0.90%   to     1.80%    (23.60%)   to    (2.31%)
Phoenix Mid-Cap Growth Series
     2006      12,170      0.74     to      1.36       15,477            -       0.90%   to     1.80%      2.26%    to     3.20%
     2005       6,358      0.72     to      1.32        7,747            -       0.90%   to     1.80%      2.31%    to     3.24%
     2004       8,811      0.70     to      1.29       10,607            -       0.90%   to     1.80%      4.80%    to     5.76%
     2003      10,964      0.66     to      1.22       12,681            -       0.90%   to     1.80%     26.52%    to    27.68%
     2002      12,955      0.52     to      0.96       11,874            -       0.90%   to     1.80%    (33.45%)   to    (0.02%)
Phoenix Money Market Series
     2006      12,527      1.01     to      2.71       23,737        4.30%       0.90%   to     2.25%      0.02%    to     3.48%
     2005      16,027      0.97     to      2.62       27,445        2.52%       0.90%   to     2.25%      0.01%    to     1.66%
     2004      12,427      0.97     to      2.58       26,221        0.77%       0.90%   to     1.80%     (1.02%)   to    (0.11%)
     2003      17,498      0.98     to      2.58       37,311        0.71%       0.90%   to     1.80%     (1.13%)   to    (0.22%)
     2002      29,458      1.00     to      2.59       63,742        1.41%       0.90%   to     1.80%     (0.28%)   to     0.51%
Phoenix Multi-Sector Fixed Income Series
     2006      10,923      1.06     to      6.32       38,960        5.01%       0.90%   to     1.80%      2.53%    to     5.89%
     2005      12,812      1.01     to      5.97       46,692        4.71%       0.90%   to     1.80%     (0.04%)   to     0.87%
     2004      15,399      1.27     to      5.93       58,192        6.09%       0.90%   to     1.80%      4.91%    to     5.88%
     2003      15,681      1.21     to      5.61       61,686        6.64%       0.90%   to     1.80%      4.85%    to    13.54%
     2002      16,887      1.07     to      4.94       64,044        7.04%       0.90%   to     1.80%      5.68%    to     9.01%
Phoenix Multi-Sector Short Term Bond Series
     2006       3,386      1.09     to      1.13        3,709        4.69%       0.90%   to     1.80%      3.82%    to     4.77%
     2005       3,250      1.04     to      1.07        3,411        3.87%       0.90%   to     1.80%     (0.46%)   to     0.45%
     2004       1,985      1.04     to      1.07        2,087        3.97%       0.90%   to     1.80%      3.02%    to     5.87%
     2003(6)    1,939      1.02     to      1.02        1,981        4.98%       0.90%   to     1.80%      1.81%    to     4.48%
     2002           -         -     to         -            -            -           -   to         -          -    to         -
Phoenix Strategic Allocation Series
     2006      27,110      1.22     to      7.47      164,152        2.54%       0.90%   to     1.80%     10.67%    to    11.68%
     2005      33,852      1.10     to      6.70      183,939        2.29%       0.90%   to     1.80%     (0.04%)   to     0.88%
     2004      41,573      1.10     to      6.65      223,476        2.56%       0.90%   to     1.80%      5.53%    to     6.49%
     2003      48,978      1.03     to      6.25      252,871        2.63%       0.90%   to     1.80%      0.85%    to    18.79%
     2002      56,431      0.88     to      5.26      251,882        2.77%       0.90%   to     1.80%    (12.82%)   to    (6.27%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Aberdeen International Series
     2006      22,830      1.47     to      3.56      65,471         2.17%       0.90%   to      1.80%     6.43%    to     26.23%
     2005      21,108      1.17     to      2.82      51,693         3.63%       0.90%   to      1.80%    16.44%    to     17.51%
     2004      29,492      0.99     to      2.40      62,541         2.81%       0.90%   to      1.80%    18.61%    to     19.70%
     2003      30,404      0.83     to      2.01      54,069         1.92%       0.90%   to      1.80%    23.54%    to     30.68%
     2002      33,446      0.63     to      1.54      46,449         1.01%       0.90%   to     1.375%   (15.98%)   to    (15.57%)
Phoenix-Alger Small-Cap Growth Series
     2006       2,623      2.02     to      2.10       5,411         0.01%       0.90%   to      1.80%     9.50%    to     18.26%
     2005       2,228      1.72     to      1.77       3,898             -       1.00%   to      1.80%    13.57%    to     14.49%
     2004       2,343      1.51     to      1.54       3,590             -       1.00%   to      1.80%   (10.23%)   to      1.10%
     2003       2,422      1.51     to      1.53       3,679             -       1.00%   to      1.80%    22.75%    to     61.19%
     2002(4)    1,542      1.00     to      1.00       1,547             -       1.10%   to      1.25%    (1.94%)   to      0.36%
Phoenix-Duff & Phelps Real Estate Securities Series
     2006       5,529      1.48     to      6.38      28,513         1.27%       0.90%   to      1.80%     9.94%    to     35.84%
     2005       6,201      1.10     to      4.70      23,690         1.73%       0.90%   to      1.80%    (0.52%)   to     14.06%
     2004       6,371      1.96     to      4.12      22,487         2.46%       0.90%   to      1.80%    32.27%    to     33.48%
     2003       6,545      1.47     to      3.09      18,287         3.43%       0.90%   to      1.80%    35.78%    to     37.02%
     2002       7,377      1.08     to      2.26      15,556         3.91%       0.90%   to      1.80%    (3.16%)   to     11.07%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
     2006(13)     107      1.11     to      1.11         344         1.62%       1.80%   to      1.80%     6.72%    to      6.72%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Growth
     2006(15)      20      1.04     to      1.09         242         1.64%       1.10%   to     1.375%     0.57%    to     10.13%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
     2006(17)     208      1.03     to      1.04         426         4.08%       1.10%   to      1.60%     1.62%    to      5.93%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
     2006(12)     993      1.04     to      1.08       1,282         2.95%       1.10%   to      1.65%     2.61%    to     11.10%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
     2006      10,488      1.20     to      2.30      20,386          0.40%      0.90%   to     1.80%      8.53%    to    13.88%
     2005      12,353      1.06     to      2.02      21,290          0.11%      0.90%   to     1.80%     (0.59%)   to     6.76%
     2004      13,161      1.41     to      1.89      21,232          0.18%      0.90%   to     1.80%     18.24%    to    19.32%
     2003      12,596      1.19     to      1.59      17,252          0.19%      0.90%   to     1.80%     38.44%    to    39.71%
     2002      14,742      0.85     to      1.13      14,553          0.87%      0.90%   to     1.80%    (15.23%)   to     0.11%
Phoenix-Sanford Bernstein Small-Cap Value Series
     2006       5,152      1.23     to      2.31      11,213          0.20%      0.90%   to     1.80%      7.66%    to    15.70%
     2005       6,028      1.57     to      2.00      11,483              -      0.90%   to     1.80%      5.53%    to     6.50%
     2004       5,973      1.48     to      1.89      10,772              -      0.90%   to     1.80%     15.78%    to    21.57%
     2003       6,183      1.22     to      1.56       9,327              -      0.90%   to     1.80%     41.28%    to    42.57%
     2002       7,147      0.86     to      1.10       7,686          0.45%      0.90%   to    1.800%    (20.90%)   to    (9.36%)
Phoenix-Van Kampen Comstock Series
     2006       8,585      1.10     to      1.86      13,965          1.63%      0.90%   to     1.80%      6.91%    to    19.82%
     2005      10,385      0.92     to      1.56      14,270          1.12%      0.90%   to     1.80%      3.54%    to     4.48%
     2004      13,718      0.89     to      1.50      18,379          0.90%      0.90%   to     1.80%     10.88%    to    11.90%
     2003      13,253      0.79     to      1.34      16,194          0.94%      0.90%   to     1.80%     21.65%    to    22.76%
     2002      15,551      0.65     to      1.10      15,961          0.88%      0.90%   to     1.80%    (23.03%)   to    11.98%
Phoenix-Van Kampen Equity 500 Index Series
     2006      17,343      0.98     to      1.44      20,933          1.32%      0.90%   to     2.25%     11.65%    to    13.19%
     2005      15,857      0.87     to      1.27      16,669          1.19%      0.90%   to     2.25%      1.36%    to     2.76%
     2004      19,980      0.85     to      1.24      20,919          1.41%      0.90%   to     2.25%      6.68%    to     8.85%
     2003      22,049      0.78     to      1.15      21,846          1.13%      0.90%   to     2.25%     23.39%    to    25.09%
     2002      21,356      0.63     to      0.92      17,719          0.91%      0.90%   to     2.25%    (25.40%)   to    (0.42%)
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
     2006(16)      74      0.95     to      1.00          73         37.52%      0.90%   to     1.80%     (6.82%)   to    (2.41%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Real Return Portfolio - Advisor Class
     2006(22)     129      1.00     to      1.02         129          4.99%      1.00%   to     1.25%     (2.32%)   to    (1.27%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Total Return Portfolio - Advisor Class
     2006(18)     190      1.01     to      1.03         193          4.56%      1.00%   to     1.25%     (0.93%)   to     3.73%
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund
     2006         967      0.91     to      0.93         884         2.54%        1.10%  to      1.80%     6.17%    to      6.92%
     2005       1,996      0.86     to      0.87       1,712             -        1.10%  to      1.80%    (6.94%)   to     (5.51%)
     2004       2,022      0.92     to      0.93       1,862             -        1.25%  to      1.80%   (12.27%)   to    (11.78%)
     2003(7)    1,014      1.05     to      1.05       1,063             -        1.25%  to      1.80%    (7.66%)   to      3.77%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Nova Fund
     2006          35      1.63     to      1.67          57         0.90%        1.10%  to      1.80%     6.15%    to     17.97%
     2005          55      1.39     to      1.42          76         0.33%        1.10%  to      1.80%     2.10%    to      6.34%
     2004          46      1.36     to      1.37          63         0.06%        1.65%  to      1.80%    10.61%    to     12.56%
     2003(8)        3      1.21     to      1.21           3             -        1.80%  to      1.80%    10.71%    to     10.71%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Sector Rotation Fund
     2006         532      1.53     to      1.58         828             -        0.90%  to      1.80%     9.39%    to     10.39%
     2005         800      1.40     to      1.43       1,131             -        0.90%  to      1.80%     2.97%    to     13.65%
     2004         433      1.25     to      1.27         545             -        1.00%  to      1.80%     8.72%    to     11.33%
     2003(5)      645      1.15     to      1.15         743             -        1.00%  to      1.80%     0.92%    to     15.29%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Templeton Developing Markets Securities Fund - Class 1
     2006         687      1.50     to      1.50       1,027         1.21%       1.375%  to     1.375%    26.67%    to     26.67%
     2005         836      1.18     to      1.18         987         1.45%       1.375%  to     1.375%    26.01%    to     26.01%
     2004         969      0.94     to      0.94         907         1.93%       1.375%  to     1.375%    23.12%    to     23.12%
     2003         958      0.76     to      0.76         729         1.28%       1.375%  to     1.375%    51.63%    to     51.63%
     2002         967      0.50     to      0.50         485         1.57%       1.375%  to     1.375%    (1.34%)   to     (1.34%)
Templeton Developing Markets Securities Fund - Class 2
     2006       1,352      1.06     to      3.15       2,034         1.14%        0.90%  to     1.800%     8.00%    to     26.94%
     2005       1,627      1.11     to      2.49       1,955         1.29%        0.90%  to     1.375%    25.68%    to     26.28%
     2004       1,954      0.88     to      1.98       1,841         1.84%        0.90%  to     1.375%    23.00%    to     23.59%
     2003       2,300      0.71     to      1.61       1,744         1.22%        0.90%  to     1.375%    50.89%    to     51.62%
     2002       2,791      0.47     to      1.07       1,391         1.40%        0.90%  to     1.375%    (1.52%)   to     (1.05%)
Templeton Foreign Securities Fund - Class 1
     2006       7,523      3.48     to      3.48      26,194         1.40%       1.375%  to     1.375%    20.03%    to     20.03%
     2005       8,549      2.90     to      2.90      24,800         1.31%       1.375%  to     1.375%     8.96%    to      8.96%
     2004       9,841      2.66     to      2.66      26,200         1.15%       1.375%  to     1.375%    17.24%    to     17.24%
     2003      11,447      2.27     to      2.27      25,994         1.95%       1.375%  to     1.375%    30.73%    to     30.73%
     2002      14,467      1.74     to      1.74      25,130         1.76%       1.375%  to     1.375%   (19.53%)   to    (19.53%)
Templeton Foreign Securities Fund - Class 2
     2006       4,538      1.36     to      1.81       7,788         1.25%        0.90%  to      1.80%    19.27%    to     20.36%
     2005       5,477      1.14     to      1.51       7,805         1.18%        0.90%  to      1.80%     8.19%    to      9.18%
     2004       5,619      1.05     to      1.39       7,374         1.09%        0.90%  to      1.80%    16.40%    to     17.46%
     2003       6,569      0.89     to      1.18       7,460         1.75%        0.90%  to      1.80%    29.84%    to     31.02%
     2002       6,889      0.68     to      0.91       6,021         1.59%        0.90%  to      1.80%   (23.00%)   to      0.74%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1
     2006       8,239      5.09     to      5.09      41,943          7.29%      1.375%  to     1.375%    19.73%    to     19.73%
     2005       9,444      4.25     to      4.25      40,153          3.93%      1.375%  to     1.375%     2.43%    to      2.43%
     2004      10,430      4.15     to      4.15      43,296          2.98%      1.375%  to     1.375%    14.34%    to     14.34%
     2003      12,143      3.63     to      3.63      44,085          2.80%      1.375%  to     1.375%    30.49%    to     30.49%
     2002      14,059      2.78     to      2.78      39,114          1.92%      1.375%  to     1.375%    (5.48%)   to     (5.48%)
Templeton Global Asset Allocation Fund - Class 2
     2006         974      1.59     to      2.06       1,964          6.60%       0.90%  to     1.375%    19.45%    to     20.03%
     2005       1,388      1.32     to      1.72       2,354          3.69%       0.90%  to     1.375%     2.13%    to      2.63%
     2004       1,703      1.29     to      1.69       2,819          2.85%       0.90%  to     1.375%    14.13%    to     14.68%
     2003       2,259      1.12     to      1.48       3,282          2.60%       0.90%  to     1.375%    30.14%    to     30.77%
     2002       2,688      0.86     to      1.13       2,995          1.77%       0.90%  to     1.375%    (5.70%)   to     (5.25%)
Templeton Global Income Securities Fund - Class 1
     2006       1,505      3.06     to      3.06       4,613          3.10%      1.375%  to     1.375%    11.59%    to     11.59%
     2005       1,794      2.75     to      2.75       4,926          6.27%      1.375%  to     1.375%    (4.24%)   to     (4.24%)
     2004       1,816      2.87     to      2.87       5,209         11.48%      1.375%  to     1.375%    13.51%    to     13.51%
     2003       2,066      2.53     to      2.53       5,221          7.82%      1.375%  to     1.375%    21.03%    to     21.03%
     2002       2,184      2.09     to      2.09       4,560          1.14%      1.375%  to     1.375%    19.77%    to     19.77%
Templeton Growth Securities Fund - Class 1
     2006      16,670      5.65     to      5.65      94,231          1.48%      1.375%  to     1.375%    20.53%    to     20.53%
     2005      18,989      4.69     to      4.69      89,055          1.23%      1.375%  to     1.375%     7.56%    to      7.56%
     2004      21,936      4.36     to      4.36      95,644          1.27%      1.375%  to     1.375%    14.65%    to     14.65%
     2003      24,992      3.80     to      3.80      95,043          1.68%      1.375%  to     1.375%    30.80%    to     30.80%
     2002      29,377      2.91     to      2.91      85,413          2.37%      1.375%  to     1.375%   (19.44%)   to    (19.44%)
Templeton Growth Securities Fund - Class 2
     2006       6,639      1.30     to      2.22      13,247          1.26%       0.90%  to      1.80%     4.03%    to     20.72%
     2005       6,452      1.27     to      1.84      11,040          1.13%       0.90%  to      1.80%     6.91%    to      7.89%
     2004       6,773      1.18     to      1.70      10,850          1.20%       0.90%  to      1.80%    10.17%    to     14.98%
     2003       6,621      1.03     to      1.48       9,362          1.54%       0.90%  to      1.80%    20.24%    to     30.95%
     2002       6,439      0.79     to      1.13       7,078          2.27%       0.90%  to     1.800%   (22.75%)   to    (15.74%)
Van Kampen UIF Equity and Income Portfolio - Class II
     2006(23)      92      1.03     to      1.03          95              -       1.25%  to      1.25%     2.99%    to      2.99%
     2005           -         -     to         -           -              -           -  to          -         -    to          -
     2004           -         -     to         -           -              -           -  to          -         -    to          -
     2003           -         -     to         -           -              -           -  to          -         -    to          -
     2002           -         -     to         -           -              -           -  to          -         -    to          -
Wanger International Select
     2006       3,234      1.62     to      2.84       8,628          0.26%       0.90%  to      1.80%    33.56%    to     34.78%
     2005       2,933      1.20     to      2.12       5,880          1.98%       0.90%  to      1.80%     9.93%    to     15.38%
     2004       2,798      1.04     to      1.84       4,901          0.31%       0.90%  to      1.80%    22.10%    to     23.22%
     2003       2,641      0.85     to      1.50       3,837          0.30%       0.90%  to      1.80%    38.70%    to     39.97%
     2002       2,556      0.61     to      1.08       2,676              -       0.90%  to     1.800%   (16.46%)   to      2.51%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Wanger International Small Cap
     2006      12,024      1.58     to      6.31       67,851        0.57%       0.90%   to     1.80%     34.70%    to     35.93%
     2005      14,620      1.17     to      4.66       61,175        1.09%       0.90%   to     1.80%      0.65%    to     20.44%
     2004      17,402      1.24     to      3.88       62,137        0.73%       0.90%   to     1.80%     27.93%    to     29.10%
     2003      20,735      0.96     to      3.02       58,545        0.33%       0.90%   to     1.80%      1.89%    to     47.53%
     2002      24,245      0.65     to      2.05       47,038            -       0.90%   to     1.80%    (21.93%)   to    (14.61%)
Wanger Select
     2006       2,979      1.34     to      2.86        7,845        0.40%       0.90%   to     1.80%      9.87%    to     18.63%
     2005       3,368      1.50     to      2.42        7,538            -       0.90%   to     1.80%      8.51%    to      9.50%
     2004       3,449      1.39     to      2.22        7,128            -       0.90%   to     1.80%     14.29%    to     18.23%
     2003       3,532      1.16     to      1.89        6,222            -       0.90%   to     1.80%      8.09%    to     40.86%
     2002       3,421      0.82     to      1.46        4,740            -       0.90%   to     1.65%     (9.71%)   to      5.10%
Wanger U.S. Smaller Companies
     2006      18,547      1.55     to      4.63       70,386        0.25%       0.90%   to     1.80%      5.94%    to      6.91%
     2005      24,888      1.46     to      4.34       88,820            -       0.90%   to     1.80%      9.26%    to     10.26%
     2004      30,949      1.34     to      3.94      103,301            -       0.90%   to     1.80%      9.63%    to     17.27%
     2003      38,326      1.16     to      3.36      112,548            -       0.90%   to     1.80%     40.65%    to     41.93%
     2002      45,751      0.82     to      2.37       96,875            -       0.90%   to     1.80%    (19.62%)   to      1.66%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certa units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

(4)  From inception August 12, 2002 to December 31, 2002.

(5)  From inception June 2, 2003 to December 31, 2003.

(6)  From inception June 3, 2003 to December 31, 2003.

(7)  From inception July 1, 2003 to December 31, 2003.

(8)  From inception October 23, 2003 to December 31, 2003.

(9)  From inception December 3, 2004 to December 31, 2004.

(10) From inception April 20, 2005 to December 31, 2005.

(11) From inception April 29, 2005 to December 31, 2005.

(12) From inception February 16, 2006 to December 31, 2006.

(13) From inception April 24, 2006 to December 31, 2006.

(14) From inception April 28, 2006 to December 31, 2006.

(15) From inception May 18, 2006 to December 31, 2006.

(16) From inception May 30, 2006 to December 31, 2006.

(17) From inception July 6, 2006 to December 31, 2006.

(18) From inception July 12, 2006 to December 31, 2006.

(19) From inception July 20, 2006 to December 31, 2006.

(20) From inception August 2, 2006 to December 31, 2006.

(21) From inception September 22, 2006 to December 31, 2006.

(22) From inception October 5, 2006 to December 31, 2006.

(23) From inception November 3, 2006 to December 31, 2006.

(24) From inception November 14, 2006 to December 31, 2006.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, are $1,192,162 and $1,441,367 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

    Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

    Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

    Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled 'Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and 'Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $12,997,477 and $374,997 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq- 100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond- Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture
Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond - Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

[LOGO]PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

March 23, 2007

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                 ---------------

Report of Independent Registered Public Accounting Firm..........      F-3

Consolidated Balance Sheet as of December 31, 2006 and 2005......      F-4

Consolidated Statement of Income and Comprehensive Income for
  the years ended December 31, 2006, 2005 and 2004...............      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004...............................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2006, 2005 and 2004...................      F-7

Notes to Financial Statements....................................   F-8 - F-41

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                   2006           2005
                                                                                               -------------- --------------
ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  12,549.9    $  13,402.6
Available-for-sale equity securities, at fair value.........................................          173.6          169.6
Mortgage loans, at unpaid principal balances................................................           71.9          128.6
Venture capital partnerships, at equity in net assets.......................................          116.8          145.1
Policy loans, at unpaid principal balances..................................................        2,322.0        2,245.0
Other invested assets.......................................................................          307.8          308.6
                                                                                                -------------  -------------
                                                                                                   15,542.0       16,399.5
Available-for-sale debt and equity securities pledged as collateral, at fair value..........          267.8          304.4
                                                                                                -------------  -------------
Total investments...........................................................................       15,809.8       16,703.9
Cash and cash equivalents...................................................................          289.0          225.6
Accrued investment income...................................................................          208.3          225.8
Premiums, accounts and notes receivable.....................................................          212.9          183.3
Deferred policy acquisition costs...........................................................        1,743.6        1,546.7
Goodwill....................................................................................            5.2            5.2
Other assets................................................................................          151.5          128.2
Separate account assets.....................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL ASSETS................................................................................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,494.2    $  13,246.2
Policyholder deposit funds..................................................................        2,228.4        3,060.7
Indebtedness................................................................................          174.0          204.1
Deferred income taxes.......................................................................           69.6           31.7
Other liabilities...........................................................................          310.5          336.8
Non-recourse collateralized obligations.....................................................          344.0          389.9
Separate account liabilities................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL LIABILITIES...........................................................................       26,079.3       24,991.6
                                                                                                -------------  -------------

COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22).............................................

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           12.2           10.5
                                                                                                -------------  -------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings...........................................................................           78.3           12.4
Accumulated other comprehensive income (loss)...............................................          (15.8)           1.5
                                                                                                -------------  -------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,787.4        1,738.8
                                                                                                -------------  -------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
REVENUES:
Premiums.....................................................................   $     839.7     $     928.7    $     990.6
Insurance and investment product fees........................................         400.6           314.8          294.7
Investment income, net of expenses...........................................       1,030.4         1,092.5        1,068.0
Unrealized gain on trading equity securities.................................          --              --             85.9
Net realized investment gains (losses).......................................          73.8           (53.2)          (2.0)
                                                                                -------------   -------------  -------------
TOTAL REVENUES...............................................................       2,344.5         2,282.8        2,437.2
                                                                                -------------   -------------  -------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,331.5         1,376.7        1,422.2
Policyholder dividends.......................................................         399.1           364.4          404.7
Policy acquisition cost amortization.........................................         148.5            99.6          110.0
Interest expense on indebtedness.............................................          14.5            14.7           12.8
Interest expense on non-recourse collateralized obligations..................          18.7            29.4           33.6
Other operating expenses.....................................................         204.0           236.5          259.9
                                                                                -------------   -------------  -------------
TOTAL BENEFITS AND EXPENSES..................................................       2,116.3         2,121.3        2,243.2
                                                                                -------------   -------------  -------------
Income from continuing operations before income taxes,
  minority interest and equity in earnings of affiliates.....................         228.2           161.5          194.0
Applicable income tax expense................................................          73.9            39.9           59.7
                                                                                -------------   -------------  -------------
Income from continuing operations before minority interest
  and equity in earnings of affiliates.......................................         154.3           121.6          134.3
Minority interest in net income of consolidated subsidiaries.................          (0.9)           (0.7)          (0.1)
Equity in undistributed losses of affiliates.................................          --              --            (10.4)
                                                                                -------------   -------------  -------------
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
                                                                                =============   =============  =============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
COMPREHENSIVE INCOME.........................................................   $     136.1     $      73.9    $     131.3
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
OPERATING ACTIVITIES:
Income from continuing operations............................................   $     153.4     $     120.9    $     123.8
Proceeds from sale of trading equity securities..............................          --             129.7           --
Unrealized gain on trading equity securities.................................          --              --            (85.9)
Net realized investment (gains) losses.......................................         (73.8)           53.2            2.0
Amortization and depreciation................................................           8.7             6.9           12.7
Investment gains.............................................................         (45.1)         (129.9)         (73.6)
Equity in losses of affiliates...............................................          --              --             17.2
Deferred income taxes........................................................          42.1            38.2           65.7
Decrease (increase) in receivables...........................................         (15.4)          (18.6)          37.8
Deferred policy acquisition costs increase...................................        (180.6)          (88.1)         (54.7)
Increase in policy liabilities and accruals..................................         339.8           327.6           60.1
Other assets and other liabilities net change................................         (22.4)           22.8          (44.6)
                                                                                -------------   -------------  -------------
Cash from continuing operations..............................................         206.7           462.7           60.5
Discontinued operations, net.................................................          21.8             5.4           16.1
                                                                                -------------   -------------  -------------
CASH FROM OPERATING ACTIVITIES...............................................         228.5           468.1           76.6
                                                                                -------------   -------------  -------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,713.2)       (4,852.4)      (4,159.6)
Investment sales, repayments and maturities..................................       5,561.3         4,801.7        4,213.8
Debt and equity securities pledged as collateral purchases...................          --              --            (17.2)
Debt and equity securities pledged as collateral sales.......................          26.5           956.0           97.0
Subsidiary sales.............................................................          --              10.7            6.6
Premises and equipment additions.............................................         (18.2)          (25.1)          (7.9)
Premises and equipment dispositions..........................................          --              17.3           26.4
Discontinued operations, net.................................................         (32.8)            1.2           --
                                                                                -------------   -------------  -------------
CASH FROM INVESTING ACTIVITIES...............................................         823.6           909.4          159.1
                                                                                -------------   -------------  -------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         638.6           609.6          917.3
Policyholder deposit fund withdrawals........................................      (1,470.9)       (1,041.3)      (1,067.6)
Other indebtedness proceeds..................................................          --              --            171.6
Indebtedness repayments......................................................         (30.2)           --           (155.2)
Collateralized obligations repayments........................................         (39.5)       (1,009.1)         (90.8)
Common stock dividends paid..................................................         (87.5)          (35.1)         (69.7)
Contributions from minority interests........................................           0.8            --             --
                                                                                -------------   -------------  -------------
CASH FOR FINANCING ACTIVITIES................................................        (988.7)       (1,475.9)        (294.4)
                                                                                -------------   -------------  -------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................          63.4           (98.4)         (58.7)
Cash and cash equivalents, beginning of year.................................         225.6           324.0          382.7
                                                                                -------------   -------------  -------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     289.0     $     225.6    $     324.0
                                                                                =============   =============  =============

Included in cash and cash equivalents above is cash pledged as collateral of $3.1 million, $15.2 million and $61.0 million at December 31, 2006, 2005 and
2004, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     153.4     $     120.9    $     123.8
Common stock dividends declared..............................................         (87.5)          (35.1)         (69.7)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          48.6            38.8           61.6
Stockholder's equity, beginning of year......................................       1,738.8         1,700.0        1,638.4
                                                                                -------------   -------------  -------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,787.4     $   1,738.8    $   1,700.0
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS
155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted the Financial Accounting Standards Board
(FASB) Staff Position Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value for Financial Assets and Financial Liabilities" (SFAS 159). SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted provided the entity also elects early to apply the provisions of SFAS No. 157, "Fair Value Measurement", at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. Adoption of this statement is expected to have an impact on our financial statements; however, the timing for adoption and impact have not yet been determined.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We will adopt this standard effective January 1, 2007 and do not expect it to have a material impact on our financial position and results of operations.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt this standard effective January 1, 2007 and do not expect it to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o   the extent and the duration of the decline;
     o the reasons for the decline in value (credit event, interest related or market fluctuations);
     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
     o   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen Asset Management PLC (Aberdeen) for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 9 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. We realized an after-tax gain of $9.3 million in the first quarter of 2005 related to this sale, including earn-out consideration received. In the first quarter of 2006, we recognized an additional $6.5 million after-tax earn-out gain, and we may be entitled to additional consideration based on Lombard's financial performance through 2006.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ in millions)                                                                ------------------------------
                                                                                   2006            2005         INCEPTION
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $   7,000.5     $   6,992.0    $   4,773.1
Equity securities............................................................         120.5            95.4           --
Mortgage loans...............................................................          66.5           109.9          399.0
Venture capital partnerships.................................................          97.9            73.4           --
Policy loans.................................................................       1,346.6         1,349.2        1,380.0
Other invested assets........................................................          85.5            69.3           --
                                                                                -------------   -------------  -------------
Total closed block investments...............................................       8,717.5         8,689.2        6,552.1
Cash and cash equivalents....................................................          66.3            87.0           --
Accrued investment income....................................................         112.8           118.2          106.8
Receivables..................................................................          46.7            40.9           35.2
Deferred income taxes........................................................         329.8           328.0          389.4
Other closed block assets....................................................          19.9            24.9            6.2
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,293.0         9,288.2        7,089.7
                                                                                -------------   -------------  -------------
Policy liabilities and accruals..............................................       9,798.8         9,815.8        8,301.7
Policyholder dividends payable...............................................         331.7           338.9          325.1
Policyholder dividend obligation.............................................         326.9           334.1           --
Other closed block liabilities...............................................          47.9            53.8           12.3
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,505.3        10,542.6        8,639.1
                                                                                -------------   -------------  -------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,212.3     $   1,254.4    $   1,549.4
                                                                                =============   =============  =============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                     CUMULATIVE                    DECEMBER 31,
($ in millions)                                                     FROM       ---------------------------------------------
                                                                  INCEPTION        2006            2005           2004
                                                                -------------- --------------  -------------- --------------

Premiums.....................................................    $   6,838.9    $     786.5     $     881.6    $     932.8
Net investment income........................................        3,868.4          540.7           556.5          560.0
Net realized investment losses...............................          (72.8)          40.2           (21.9)          (2.0)
                                                                 -------------  -------------   -------------  -------------
TOTAL REVENUES...............................................       10,634.5        1,367.4         1,416.2        1,490.8
                                                                 -------------  -------------   -------------  -------------
Policy benefits, excluding dividends.........................        7,246.3          898.6           980.1        1,007.1
Other operating expenses.....................................           72.8            6.3             8.6            8.9
                                                                 -------------  -------------   -------------  -------------
Total benefits and expenses,
  excluding policyholder dividends...........................        7,319.1          904.9           988.7        1,016.0
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income
  before dividends and income taxes..........................        3,315.4          462.5           427.5          474.8
Policyholder dividends.......................................        2,762.4          398.5           363.7          403.9
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income before income taxes......          553.0           64.0            63.8           70.9
Applicable income taxes......................................          193.4           22.0            22.2           24.7
                                                                 -------------  -------------   -------------  -------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     359.6    $      42.0     $      41.6    $      46.2
                                                                 =============  =============   =============  =============

Policyholder dividends provided through earnings.............    $   2,807.6    $     398.5     $     363.7    $     403.9
Policyholder dividends provided through
  other comprehensive income.................................          167.9          (73.7)         (194.9)           3.8
                                                                 -------------  -------------   -------------  -------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,975.5          324.8           168.8          407.7
POLICYHOLDER DIVIDENDS PAID..................................       (2,642.0)        (339.2)         (397.2)        (395.3)
                                                                 -------------  -------------   -------------  -------------
Change in policyholder dividend liabilities..................          333.5          (14.4)         (228.4)          12.4
Policyholder dividend liabilities, beginning of period.......          325.1          673.0           901.4          889.0
                                                                 -------------  -------------   -------------  -------------
Policyholder dividend liabilities, end of period.............          658.6          658.6           673.0          901.4
  Less:  Policyholder dividends payable, end of period.......         (331.7)        (331.7)         (338.9)        (365.5)
                                                                 -------------  -------------   -------------  -------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     326.9    $     326.9     $     334.1    $     535.9
                                                                 =============  =============   =============  =============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure up to 80% of the mortality risk on most new issues of term insurance.
     o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
     o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued between January 1, 1983 and December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance agreement.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:                                                         YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Direct premiums..............................................................   $     917.5     $     994.7    $   1,043.3
Premiums assumed from reinsureds.............................................          13.7            14.0           13.8
Premiums ceded to reinsurers.................................................         (91.5)          (80.0)         (66.5)
                                                                                -------------   -------------  -------------
PREMIUMS.....................................................................   $     839.7     $     928.7    $     990.6
                                                                                =============   =============  =============
Percentage of amount assumed to net premiums.................................           1.6%            1.5%           1.4%
                                                                                =============   =============  =============

Direct policy benefits incurred..............................................   $     486.4     $     440.1    $     416.3
Policy benefits assumed from reinsureds......................................          14.8             8.2            3.9
Policy benefits ceded to reinsurers..........................................         (64.8)          (56.4)         (52.9)
                                                                                -------------   -------------  -------------
POLICY BENEFITS..............................................................   $     436.4     $     391.9    $     367.3
                                                                                =============   =============  =============

Direct life insurance in force...............................................   $ 143,120.6     $ 133,990.2    $ 126,367.9
Life insurance in force assumed from reinsureds..............................       1,838.7         1,810.5        1,759.5
Life insurance in force ceded to reinsurers..................................     (90,812.5)      (83,144.7)     (80,040.1)
                                                                                -------------   -------------  -------------
LIFE INSURANCE IN FORCE......................................................   $  54,146.8     $  52,656.0    $  48,087.3
                                                                                =============   =============  =============
Percentage of amount assumed to net insurance in force.......................           3.4%            3.4%           3.7%
                                                                                =============   =============  =============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $895.1 million, $984.8 million and $1,054.9 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004.

Irrevocable letters of credit aggregating $52.9 million at December 31, 2006 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Policy acquisition costs deferred............................................   $     329.2     $     187.7    $     164.7
Costs amortized to expenses:
  Recurring costs............................................................        (151.9)         (114.3)        (110.4)
  Credit related to realized investment gains................................           3.4            14.7            0.4
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          16.2            70.5            7.7
                                                                                -------------   -------------  -------------
Change in deferred policy acquisition costs..................................         196.9           158.6           62.4
Deferred policy acquisition costs, beginning of year.........................       1,546.7         1,388.1        1,325.7
                                                                                -------------   -------------  -------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,743.6     $   1,546.7    $   1,388.1
                                                                                =============   =============  =============

Upon completion of a study during the fourth quarter of 2006, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition cost unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition cost unlocking that resulted from these updated assumptions, along with related adjustments resulted in an overall $8.2 million pre-tax benefit to net income. The change in deferred policy acquisition cost assumptions also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $3.5 million, benefit reserves by $7.2 million, reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

During the second quarter of 2005, our net income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased deferred policy acquisition cost amortization by $28.1 million. The net effect of the unlocking increased pre-tax income by $23.8 million.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 26.8% and 30.7% of the face value of total individual life insurance in force at December 31, 2006 and 2005, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2006, less administrative charges.

8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                    YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GROSS           NET            GROSS           NET
                                                                -------------- --------------  -------------- --------------

GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 =============  =============   =============  =============


9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                  AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $     688.5    $     674.1     $     736.8    $     699.9
State and political subdivision..............................          262.6          253.0           365.0          344.2
Foreign government...........................................          269.6          237.9           333.9          298.8
Corporate....................................................        7,179.0        7,111.7         7,450.3        7,322.2
Mortgage-backed..............................................        3,072.4        3,067.1         3,276.0        3,241.2
Other asset-backed...........................................        1,077.8        1,060.3         1,240.6        1,224.6
                                                                 -------------  -------------   -------------  -------------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $  12,549.9    $  12,404.1     $  13,402.6    $  13,130.9
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $   7,000.4    $    6,858.2    $   6,992.0    $    6,748.4
                                                                 =============  =============   =============  =============

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $     173.6    $     142.5     $     169.6    $     151.2
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $     120.5    $      95.2     $      95.4    $      82.5
                                                                 =============  =============   =============  =============


UNREALIZED GAINS AND LOSSES FROM                                                    AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                     ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $      21.0    $      (6.6)    $      41.4    $      (4.5)
State and political subdivision..............................           12.1           (2.5)           23.0           (2.2)
Foreign government...........................................           32.5           (0.8)           36.0           (0.9)
Corporate....................................................          168.6         (101.3)          219.2          (91.1)
Mortgage-backed..............................................           45.9          (40.6)           71.0          (36.2)
Other asset-backed...........................................           22.7           (5.2)           25.4           (9.4)
                                                                 -------------  -------------   -------------  -------------
Debt securities gains and losses.............................    $     302.8    $    (157.0)    $     416.0    $    (144.3)
                                                                 =============  =============   =============  =============
DEBT SECURITIES NET GAINS....................................    $     145.8                    $     271.7
                                                                 =============                  =============

Equity securities gains and losses...........................    $      34.2    $      (3.1)    $      20.4    $      (2.0)
                                                                 =============  =============   =============  =============
EQUITY SECURITIES NET GAINS..................................    $      31.1                    $      18.4
                                                                 =============                  =============

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS            TOTAL
                                            ---------------------------  -------------------------  -------------------------
                                                FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................   $    106.3    $     (2.1)   $    160.5   $     (4.5)   $    266.8   $     (6.6)
State and political subdivision...........          2.5          --            61.2         (2.5)         63.7         (2.5)
Foreign government........................          8.7          (0.1)         36.2         (0.7)         44.9         (0.8)
Corporate.................................        958.9         (14.5)      2,634.2        (86.8)      3,593.1       (101.3)
Mortgage-backed...........................        482.8          (4.7)      1,496.9        (35.9)      1,979.7        (40.6)
Other asset-backed........................        157.6          (1.3)        265.1         (3.9)        422.7         (5.2)
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................   $  1,716.8    $    (22.7)   $  4,654.1   $   (134.3)   $  6,370.9   $   (157.0)
EQUITY SECURITIES.........................         32.7          (2.7)          1.2         (0.4)         33.9         (3.1)
                                            -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,749.5    $    (25.4)   $  4,655.3   $   (134.7)   $  6,404.8   $   (160.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    888.7    $    (14.8)   $  2,050.6   $    (64.2)   $  2,939.3   $    (79.0)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $    860.8    $    (10.6)   $  2,604.7   $    (70.5)   $  3,465.5   $    (81.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     65.9    $     (1.4)   $    194.9   $     (9.9)   $    260.8   $    (11.3)
                                            =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (3.4)                $    (21.5)                $    (24.9)
                                                           ============               ============               ============
NUMBER OF SECURITIES......................                     970                       1,882                      2,852
                                                           ============               ============               ============

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                  ---------------------------------------------------------------------------------
($ in millions)                                  LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ---------------------------  -------------------------  -------------------------
                                                 FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................    $     177.6    $     (3.2)   $    47.9    $     (1.3)   $   225.5    $     (4.5)
State and political subdivision...........           40.0          (1.0)        37.3          (1.2)        77.3          (2.2)
Foreign government........................           41.1          (0.6)        10.6          (0.3)        51.7          (0.9)
Corporate.................................        2,599.5         (59.5)       790.7         (31.6)     3,390.2         (91.1)
Mortgage-backed...........................        1,507.4         (26.8)       326.4          (9.4)     1,833.8         (36.2)
Other asset-backed........................          309.2          (4.6)       205.4          (4.8)       514.6          (9.4)
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................    $   4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $ 6,093.1    $   (144.3)
EQUITY SECURITIES.........................           46.8          (2.0)        --            --           46.8          (2.0)
                                             -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $   4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $ 6,139.9    $   (146.3)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $   2,058.4    $    (44.2)   $   340.0    $    (16.3)   $ 2,398.4    $    (60.5)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $   2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $ 3,741.5    $    (85.8)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     147.8    $     (8.4)   $   106.0    $     (5.5)   $   253.8    $    (13.9)
                                             =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                   $     (2.6)                 $     (1.4)               $     (4.0)
                                                            ============               ============               ============
NUMBER OF SECURITIES......................                      1,069                        351                      1,420
                                                            ============               ============               ============

Unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost totaled $2.5 million at December 31, 2005. Of these, $0.7 million ($0.0 million after offsets for taxes and deferred policy acquisition cost amortization) had been in an unrealized loss for greater than 12 months.

Unrealized losses of below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities amortized cost totaled $0.4 million at December 31, 2005 ($0.0 million after offsets for change in policy dividend obligation), of which $0.4 million had been in an unrealized loss for greater than 12 months.

The securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                     AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                             2006                          2005
                                                                -----------------------------  -----------------------------
                                                                   CARRYING                       CARRYING
                                                                     VALUE       FAIR VALUE         VALUE       FAIR VALUE
                                                                -------------- --------------  -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................    $       13.7   $       14.2    $       39.9   $       38.2
Office buildings.............................................            --             --              14.4           13.8
Retail stores................................................            51.5           52.1            62.1           59.5
Industrial buildings.........................................             8.4            8.3            22.8           21.8
Other........................................................             0.1            0.1             0.1            0.1
                                                                -------------- --------------  -------------- --------------
Subtotal.....................................................            73.7           74.7           139.3          133.4
  Less:  Valuation allowances................................            (1.8)          --             (10.7)          --
                                                                -------------- --------------  -------------- --------------
MORTGAGE LOANS...............................................    $       71.9   $       74.7    $      128.6   $      133.4
                                                                ============== ==============  ============== ==============

Amounts applicable to the closed block.......................    $       66.5   $       68.5    $      109.9   $      105.2
                                                                ============== ==============  ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2006 and 2005 were $0.0 million and $8.2 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $5.3 million and $10.5 million as of December 31, 2006 and 2005, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Valuation allowance, beginning of year.......................................   $       10.7    $        9.9   $       12.8
Additions charged to income..................................................           --               0.8           --
Deductions for write-offs and disposals......................................           (8.9)           --             (2.9)
                                                                               --------------  -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $        1.8    $       10.7   $        9.9
                                                                               ==============  ============== ==============

During the three years ended December 31, 2006, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2006.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                      YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Contributions................................................................   $       41.8    $       66.0   $       59.2
Equity in earnings of partnerships...........................................            3.2            23.8           25.5
Distributions................................................................          (23.8)          (94.6)         (64.3)
Proceeds from sale of partnership interests..................................          (51.9)          (91.5)          --
Realized loss on sale of partnership interests...............................            2.4           (13.9)          --
                                                                               --------------  -------------- --------------
Change in venture capital partnerships.......................................          (28.3)         (110.2)          20.4
Venture capital partnership investments, beginning of period.................          145.1           255.3          234.9
                                                                               --------------  -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $      116.8    $      145.1   $      255.3
                                                                               ==============  ============== ==============

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2006 or 2005.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                                  YEAR ENDED
($ in millions)                                                                                                   DEC 31,
                                                                                                                   2004
                                                                                                              --------------

Aberdeen common stock dividends.............................................................................   $        3.0
Equity in Aberdeen undistributed loss.......................................................................          (21.9)
Other.......................................................................................................            1.7
                                                                                                              --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................................   $      (17.2)
                                                                                                              ==============

AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................................   $        2.0
                                                                                                              ==============

There were no earnings from affiliate debt securities during 2006 or 2005.

Aberdeen Asset Management PLC (Aberdeen)

As of December 31, 2004, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005          2004
                                                                                               -------------- --------------

Equity in undistributed earnings (losses) of affiliates.....................................    $       --     $      (12.3)
Unrealized gain on trading securities.......................................................            --             55.1
Realized investment loss....................................................................            (7.0)          --
                                                                                               -------------- --------------
NET INCOME (LOSS)...........................................................................    $       (7.0)  $       42.8
                                                                                               ============== ==============

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

Hilb Rogal & Hobbs (HRH)

HRH is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                  AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      60.3    $      63.6
Separate account equity investments.........................................................            0.9           17.2
Mezzanine partnerships......................................................................          100.9           75.0
Affordable housing partnerships.............................................................           19.6           22.8
Derivative instruments (Note 12)............................................................            7.0            8.6
Other affiliate investments.................................................................           --              5.7
Real estate.................................................................................           73.0           64.6
Other partnership interests.................................................................           46.1           51.1
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     307.8    $     308.6
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      85.5    $      69.3
                                                                                               ============== ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006, our Life Companies had on deposit securities with a fair value of $62.2 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $     782.2     $     797.3    $     774.4
Equity securities............................................................           7.0             6.3            3.2
Mortgage loans...............................................................           6.2            20.2           22.5
Venture capital partnerships.................................................           3.2            23.8           25.5
Policy loans.................................................................         169.3           165.8          167.1
Other investments............................................................          40.1            47.8           48.8
Cash and cash equivalents....................................................          13.0             6.0            4.4
                                                                               --------------  -------------- --------------
Total investment income......................................................       1,021.0         1,067.2        1,045.9
  Less:  Investment expenses.................................................           9.6             8.6           18.0
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,011.4         1,058.6        1,027.9
Debt and equity securities pledged as collateral (Note 12)...................          19.0            33.9           40.1
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,030.4     $   1,092.5    $   1,068.0
                                                                               ==============  ============== ==============

Amounts applicable to the closed block.......................................   $     540.7     $     556.5    $     560.0
                                                                               ==============  ============== ==============

For 2006, 2005 and 2004, net investment income was lower by $12.1 million, $15.4 million and $9.5 million, respectively, due to non-income producing debt securities. Of these amounts, $8.4 million, $12.1 million and $5.8 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security impairments....................................................   $      (7.9)    $     (31.2)   $     (15.5)
Equity security impairments..................................................          --              (2.1)          (1.5)
Mortgage loan impairments....................................................          --              (0.8)          --
Affiliate equity security impairments........................................          --              --            (11.0)
Other invested asset impairments.............................................          --              --             (3.3)
Debt and equity securities pledged as collateral impairments.................          (1.0)           (1.2)         (16.6)
                                                                               --------------  -------------- --------------
IMPAIRMENT LOSSES............................................................          (8.9)          (35.3)         (47.9)
                                                                               --------------  -------------- --------------
Debt security transaction gains..............................................          62.1            19.2           39.0
Debt security transaction losses.............................................         (20.1)          (37.2)         (10.6)
Equity security transaction gains............................................          25.7             5.8           17.7
Equity security transaction losses...........................................          (3.8)          (12.5)          (5.9)
Mortgage loan transaction gains..............................................           3.2            --              0.2
Venture capital partnership transaction gains (losses).......................           2.4           (13.9)          --
Affiliate equity security transaction gains..................................          10.4            14.4           --
Affiliate equity security transaction losses.................................          --             (10.7)          --
Real estate transaction losses...............................................          --              (0.6)          --
Debt and equity securities pledged as collateral gains.......................          --               2.5           --
Other invested asset transaction gains.......................................           2.8            15.1            5.5
                                                                               --------------  -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................          82.7           (17.9)          45.9
                                                                               --------------  -------------- --------------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $      73.8     $     (53.2)   $      (2.0)
                                                                               ==============  ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million for 2004. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2006 or 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $    (125.9)    $    (313.0)   $     (27.1)
Equity securities............................................................          12.7             2.6            0.2
Debt and equity securities pledged as collateral.............................          (9.1)          (93.3)           7.8
Other investments............................................................          --              (7.5)          --
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               ==============  ============== ==============

Net unrealized investment losses.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               --------------  -------------- --------------
Applicable policyholder dividend obligation..................................         (73.8)         (194.8)           3.6
Applicable deferred policy acquisition costs.................................         (16.2)          (70.5)          (7.7)
Applicable deferred income tax benefit.......................................          (8.2)          (20.1)          (9.8)
                                                                               --------------  -------------- --------------
Offsets to net unrealized investment losses..................................         (98.2)         (285.4)         (13.9)
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 10).......................................   $     (24.1)    $    (125.8)   $      (5.2)
                                                                               ==============  ============== ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security purchases......................................................   $  (4,451.0)    $  (4,500.4)   $  (4,052.9)
Equity security purchases....................................................         (54.9)         (150.8)         (66.3)
Venture capital partnership investments......................................         (41.8)          (65.7)         (59.3)
Other invested asset purchases...............................................         (88.5)          (87.2)         (25.8)
Policy loan advances, net....................................................         (77.0)          (48.3)          44.7
                                                                               --------------  -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,713.2)    $  (4,852.4)   $  (4,159.6)
                                                                               ==============  ============== ==============

Debt securities sales........................................................   $   3,653.6     $   2,925.8    $   2,405.2
Debt securities maturities and repayments....................................       1,580.6         1,367.6        1,483.0
Equity security sales........................................................          87.4           225.4          111.2
Mortgage loan maturities and principal repayments............................          60.3            79.2           77.2
Venture capital partnership capital distributions............................          75.7           185.9           59.4
Affiliate securities sales...................................................          --              --              1.0
Real estate and other invested assets sales..................................         103.7            17.8           76.8
                                                                               --------------  -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   5,561.3     $   4,801.7    $   4,213.8
                                                                               ==============  ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2006 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2006.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ in millions)                                                                    DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  -------------- --------------

Due in one year or less......................................................   $     414.8     $       5.4    $     420.2
Due after one year through five years........................................       1,954.3            27.9        1,982.2
Due after five years through ten years.......................................       3,804.0            23.2        3,827.2
Due after ten years..........................................................       6,231.0            15.4        6,246.4
                                                                               --------------  -------------- --------------
TOTAL........................................................................   $  12,404.1     $      71.9    $  12,476.0
                                                                               ==============  ============== ==============


10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
                                                                ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

6.95% surplus notes..........................................    $      --      $      --       $      30.2    $      30.7
7.15% surplus notes..........................................          174.0          189.6           173.9          183.4
                                                                -------------- --------------  -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     174.0    $     189.6     $     204.1    $     214.1
                                                                ============== ==============  ============== ==============

Our 7.15% surplus notes are an obligation of Phoenix Life and are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at the option of Phoenix Life at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life. On December 15, 2004, Phoenix Life repurchased $144.8 million of the previously issued $175.0 million outstanding principal on its 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, Phoenix Life issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, The Phoenix Companies amended and restated their existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009. The amendments to the terms of the Original Facility set forth in the Amended Facility include, but are not limited to, (i) the elimination of a $750 million limit on aggregate indebtedness, (ii) the modification of certain covenants and other provisions to permit a monetization or securitization of the closed block of specified life and annuity policies established in the Plan of Reorganization of Phoenix Home Life Mutual Insurance Company, and (iii) the permission of acquisitions and joint ventures which satisfy certain additional specified conditions. These conditions include, among other things, majority lender consent in the event the aggregate amount of consideration payable exceeds $400 million in respect of all acquisitions and joint ventures during the term of the agreement, excluding those to which the lenders have previously provided consent.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.5     $      14.7    $      12.8
                                                                               ==============  ============== ==============
INTEREST PAID................................................................   $      14.6     $      14.6    $      12.6
                                                                               ==============  ============== ==============


11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   o Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   o     Liabilities associated with the guaranteed minimum income benefit
         (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................    $     733.0    $     729.5
Equity funds................................................................................        2,591.0        2,342.9
Other.......................................................................................           92.2           82.7
                                                                                               -------------- --------------
TOTAL.......................................................................................    $   3,416.2    $   3,155.1
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2006
($ in millions)                                                                                -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................    $      10.7    $       2.5
Incurred....................................................................................            1.9            1.2
Paid........................................................................................           (1.9)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................    $      10.7    $       3.7
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
                                                                                                    DECEMBER 31, 2005
                                                                                               -----------------------------
(NET OF REINSURANCE RECOVERABLES):                                                                ANNUITY        ANNUITY
($ in millions)                                                                                   GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................    $       9.1    $       0.8
Incurred....................................................................................            2.9            1.7
Paid........................................................................................           (1.3)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................    $      10.7    $       2.5
                                                                                               ============== ==============

-------
(1) The reinsurance recoverable asset related to the GMDB was $39.2 million and $39.0 million as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB) and a guaranteed minimum accumulation benefit (GMAB).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds.

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2006 and 2005, 100% of the aggregate account value with the GMWB and GMAB features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. In 2006, we began hedging our GMAB exposure using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in millions)                                                            ACCOUNT        AT RISK AFTER      ATTAINED AGE
                                                                            VALUE          REINSURANCE       OF ANNUITANT
                                                                       ----------------- -----------------  ----------------

GMDB return of premium(1)...........................................    $      1,363.5    $          8.0          59
GMDB step up(2).....................................................           1,809.8              39.3          60
GMDB earnings enhancement benefit (EEB)(3)..........................              77.6              --            59
GMDB greater of annual step up and roll up(4).......................              37.7               4.0          62
                                                                       ----------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.....................................    $      3,288.6    $         51.3
                                                                       ================= =================

GMIB................................................................    $        620.1    $         --            58
GMAB................................................................             210.6              --            54
GMWB................................................................              30.1              --            67
                                                                       ----------------- -----------------
TOTAL AT DECEMBER 31, 2006..........................................    $        860.8    $         --
                                                                       ================= =================

-------
(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
    The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the currant account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $12.7 million.

12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These eight collateralized obligation trusts are investment trusts with aggregate assets of $4.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $8.0 million, $8.8 million and $8.0 million during the years ended December 31, 2006, 2005 and 2004, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $25.8 million at December 31, 2006 (none of which relates to trusts that are consolidated). Of that exposure, $23.7 million (none of which relates to trust that are consolidated) relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2006 and 2005 and three as of December 31, 2004. As of December 31, 2006, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.7 million, $5.0 million and $3.4 million for the years ended December 31, 2006, 2005 and 2004, respectively, related to these consolidated obligation trusts.

The other six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.7 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $25.8 million ($23.7 million of which are investment grade debt securities at December 31, 2006).

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                  AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $     267.2    $     251.4     $     304.1    $     278.9
Equity securities pledged as collateral......................            0.6            0.3             0.3            0.3
                                                                -------------- --------------  -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     267.8    $     251.7     $     304.4    $     279.2
                                                                ============== ==============  ============== ==============

Cash and accrued investment income of $5.0 million and $17.6 million are included in the amounts above at December 31, 2006 and 2005, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $332.2 million and $371.2 million at December 31, 2006 and 2005, respectively, and non-recourse derivative cash flow hedge liability of $11.8 million (notional amount of $222.9 million with maturity of June 1, 2009) and $18.7 million (notional amount of $210.8 million with maturities of 2005-2013) at December 31, 2006 and 2005, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2006 and 2005.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $      35.4    $     (19.6)    $      35.8    $     (10.6)
Equity securities pledged as collateral......................            0.4           (0.1)            0.1           (0.1)
                                                                -------------- --------------  -------------- --------------
TOTAL........................................................    $      35.8    $     (19.7)    $      35.9    $     (10.7)
                                                                ============== ==============  ============== ==============
NET UNREALIZED GAINS.........................................    $      16.1                    $      25.2
                                                                ==============                 ==============


AGING OF TEMPORARILY IMPAIRED DEBT AND                                  AS OF DECEMBER 31, 2006
EQUITY SECURITIES PLEDGED AS COLLATERAL:     -------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                             -------------------------- ------------------------- --------------------------
                                                 FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------- ------------ ------------ ------------ -------------

Corporate..................................   $     --     $     --      $      0.1   $     (0.2)  $      0.1   $     (0.2)
Mortgage-backed............................         --           --            12.9         (7.7)        12.9         (7.7)
Other asset-backed.........................         --           --             1.5        (11.7)         1.5        (11.7)
                                             ------------ ------------- ------------ ------------ ------------ -------------
DEBT SECURITIES............................   $     --     $     --      $     14.5   $    (19.6)  $     14.5   $    (19.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                             ------------ ------------- ------------ ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     --     $     --      $     14.5   $    (19.7)  $     14.5   $    (19.7)
                                             ============ ============= ============ ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $19.6 million at December 31, 2006. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $0.6 million at December 31, 2006. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2006.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2006
($ in millions)                                                                                                   COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      19.5
Due after one year through five years.......................................................................          48.2
Due after five years through ten years......................................................................          32.6
Due after ten years.........................................................................................         151.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $     251.4
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2006 and 2005 is $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF                                                                  AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INCREASE (DECREASE) IN NET INCOME............................................   $      (1.0)    $       1.3    $     (12.9)
                                                                               ==============  ============== ==============
REDUCTION TO STOCKHOLDERS' EQUITY............................................   $     (71.2)    $     (67.9)   $     (67.5)
                                                                               ==============  ============== ==============

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ in millions)                                                                   2006                      2005
                                                                        ------------------------- --------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             ------------ ------------ ------------- ------------ ------------ -------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30      2007       $       0.4  $      --    $       1.2  $      --
    Non-hedging derivative instruments....           363    2007-2016            2.1          1.2          6.6          4.9
CROSS CURRENCY SWAPS......................            35    2012-2016           --            1.0          0.7         --
PUT OPTIONS...............................            50      2016               4.0         --           --           --
OTHER.....................................            53    2007-2008            0.5         --            0.1         --
                                             ------------               ------------ ------------ ------------ -------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      531                 $       7.0  $       2.2  $       8.6  $       4.9
                                             ============               ============ ============ ============ =============

INTEREST RATE SWAPS

Cash flow hedges

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2006, 2005 and 2004. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $7.0 million as of December 31, 2006. We consider the likelihood of any material loss on these instruments to be remote.

Cross currency swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. We held four cross currency swaps at the end of the statement period.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                       AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

Cash and cash equivalents....................................    $     289.0    $     289.0     $     225.6    $     225.6
Available-for-sale debt securities (Note 9)..................       12,549.9       12,549.9        13,402.6       13,402.6
Available-for-sale equity securities (Note 9)................          173.6          173.6           169.6          169.6
Mortgage loans (Note 9)......................................           71.9           74.7           128.6          133.4
Debt and equity securities pledged as collateral (Note 12)...          267.8          267.8           304.4          304.4
Derivative financial instruments.............................            7.0            7.0             8.6            8.6
Policy loans (Note 9)........................................        2,322.0        2,415.9         2,245.0        2,347.4
                                                                -------------- --------------  -------------- --------------
FINANCIAL ASSETS.............................................    $  15,681.2    $  15,777.9     $  16,484.4    $  16,591.6
                                                                ============== ==============  ============== ==============

Investment contracts.........................................    $   2,228.4    $   2,190.9     $   3,060.7    $   3,054.4
Non-recourse collateralized obligations (Note 12)............          344.0          272.8           389.9          322.0
Indebtedness (Note 10).......................................          174.0          189.6           204.1          214.1
Derivative financial instruments.............................            2.2            2.2             4.9            4.9
                                                                -------------- --------------  -------------- --------------
FINANCIAL LIABILITIES........................................    $   2,748.6    $   2,655.5     $   3,659.6    $   3,595.4
                                                                ============== ==============  ============== ==============


14.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $      26.1     $       6.6    $     (12.5)
  Deferred...................................................................          47.8            33.3           72.2
                                                                               --------------  -------------- --------------
  Continuing operations......................................................          73.9            39.9           59.7
  Equity in earnings of affiliates...........................................          --              --             (6.8)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO NET INCOME........................................          73.9            39.9           52.9
Other comprehensive income...................................................          (8.2)          (22.1)         (14.0)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME..............................   $      65.7     $      17.8    $      38.9
                                                                               ==============  ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $      14.5     $     (14.1)   $       6.0
                                                                               ==============  ============== ==============


EFFECTIVE INCOME TAX RATE:                                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     228.2     $     161.5    $     194.0
                                                                               --------------  -------------- --------------
Income taxes at statutory rate of 35.0%......................................          79.9            56.5           67.9
Investment income not taxed..................................................          (7.1)           (8.7)         (10.8)
Tax interest recoveries......................................................          --              (5.3)          --
Historic rehabilitation and other tax credits................................          (0.6)           (2.3)          --
Realized losses (gains) on available-for-sale securities pledged as collateral          0.3            (0.5)           4.5
Other, net...................................................................           1.4             0.2           (1.9)
                                                                               --------------  -------------- --------------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS.......................   $      73.9     $      39.9    $      59.7
                                                                               ==============  ============== ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ in millions)                                                                                        DECEMBER 31,
                                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     290.7    $     233.8
Unearned premiums/deferred revenues.........................................................          103.3          108.2
Employee benefits...........................................................................           58.3           70.6
Intangible assets...........................................................................            2.1            2.3
Net operating and capital loss carryover benefits...........................................           13.7           25.4
Historic rehabilitation and other tax credits...............................................           16.4           18.7
Foreign tax credits carryover benefits......................................................            8.9            9.0
Other.......................................................................................            5.0            0.6
Valuation allowance.........................................................................           (6.7)          (6.7)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          491.7          461.9
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (434.6)        (374.1)
Investments.................................................................................         (126.7)        (119.5)
Other.......................................................................................           --             --
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (561.3)        (493.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     (69.6)   $     (31.7)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2006 and prior years with The Phoenix Companies.

As of December 31, 2006, we had deferred tax assets of $4.5 million and $8.1 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $12.8 million are scheduled to expire between the years 2017 and 2026. The federal capital losses of $23.3 million are scheduled to expire in 2010. The state net operating losses of $15.3 million related to the non-life subgroup are scheduled to expire between 2019 and 2025. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2006 and 2005, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2006, the deferred income tax assets of $16.4 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2006, we had foreign tax credit carryover totaling $8.9 million, which is scheduled to expire between 2008 and 2009. As of December 31, 2006 and 2005, we had a $5.6 million valuation allowance relative to foreign tax credit carryovers.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2006 and 2005 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.

15.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                     YEAR ENDED DECEMBER 31,
($ in millions)                              -----------------------------------------------------------------------------------
                                                         2006                      2005                         2004
                                             ---------------------------- -------------------------- ---------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- ------------- ------------- ------------- -------------

Unrealized gains (losses) on
  investments..............................   $    (67.3)   $    (10.4)   $   (464.0)   $   (193.1)   $    (12.5)    $    22.5
Net realized investment losses on
  available-for-sale securities included
  in net income............................        (55.0)        (13.7)         52.8          67.3          (6.6)        (27.7)
                                             ------------- ------------- ------------- ------------- ------------- -------------
Net unrealized investment gains............       (122.3)        (24.1)       (411.2)       (125.8)        (19.1)         (5.2)
Net unrealized foreign currency
  translation adjustment ..................         (0.3)         (0.1)         (6.0)         (4.0)         (4.6)         (0.6)
Net unrealized derivative instruments
  gains (losses)...........................          7.1           6.9          82.8          82.8          13.1          13.3
                                             ------------- ------------- ------------- ------------- ------------- -------------
Other comprehensive income (loss)..........       (115.5)   $    (17.3)       (334.4)   $    (47.0)        (10.6)    $     7.5
                                             ------------- ============= ------------- ============= ------------- =============
Applicable policyholder dividend
  obligation...............................        (73.8)                     (194.8)                        3.6
Applicable deferred policy acquisition
  cost amortization........................        (16.2)                      (70.5)                       (7.7)
Applicable deferred income taxes
  (benefit)................................         (8.2)                      (22.1)                      (14.0)
                                             -------------               -------------               -------------
Offsets to other comprehensive income......        (98.2)                     (287.4)                      (18.1)
                                             -------------               -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    (17.3)                 $    (47.0)                 $      7.5
                                             ==============              =============               =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ in millions)                                                          --------------------------------------------------------
                                                                                    2006                        2005
                                                                         --------------------------- ----------------------------
                                                                             GROSS          NET          GROSS          NET
                                                                         ------------- ------------- ------------- --------------

Unrealized gains on investments......................................     $    185.4    $      2.8    $    307.7    $     26.9
Unrealized foreign currency translation adjustment...................           (0.6)         (0.9)         (0.3)         (0.8)
Unrealized losses on derivative instruments..........................          (33.3)        (17.7)        (40.4)        (24.6)
                                                                         ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................          151.5    $    (15.8)        267.0    $      1.5
                                                                         ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................          167.7                       241.5
Applicable deferred policy acquisition costs.........................           (0.3)                       15.9
Applicable deferred income taxes.....................................           (0.1)                        8.1
                                                                         -------------               -------------
Offsets to accumulated other comprehensive income....................          167.3                       265.5
                                                                         -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $    (15.8)                 $      1.5
                                                                         =============               =============


16.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                              YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           5.50%          5.75%
Future compensation increase rate............................................       4.25%           4.00%          4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       9.50%          10.00%          8.50%
Future health care cost increase rate, age 65 and older......................      11.50%          12.25%         10.50%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%


CHANGES IN PENSION PLANS' ASSETS AND                                              YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ------------------------------------------------------------
($ in millions)                                                        EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                                -----------------------------  -----------------------------
                                                                    2006           2005            2006           2005
                                                                -------------- --------------  -------------- --------------

PLANS' ASSETS

Plan assets' actual gain (loss)..............................    $      63.1    $      24.5     $      --      $      --
Employer contributions.......................................           23.9           27.7             5.9            5.5
Participant benefit payments.................................          (26.7)         (26.0)           (5.9)          (5.5)
                                                                -------------- --------------  -------------- --------------
Change in plan assets........................................           60.3           26.2            --             --
Plan assets, beginning of year...............................          422.6          396.4            --             --
                                                                -------------- --------------  -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     482.9    $     422.6     $      --      $      --
                                                                ============== ==============  ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (38.7)   $     (36.7)    $      (9.8)   $      (9.1)
Actuarial gain (loss)........................................           12.1          (13.3)            1.9          (18.3)
Participant benefit payments.................................           26.7           26.0             5.9            5.5
Plan amendments..............................................           --             --              --             (1.5)
                                                                -------------- --------------  -------------- --------------
Change in projected benefit obligation.......................            0.1          (24.0)           (2.0)         (23.4)
Projected benefit obligation, beginning of year..............         (523.0)        (499.0)         (124.6)        (134.6)
                                                                -------------- --------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (522.9)   $    (523.0)    $    (126.6)   $    (158.0)
                                                                ============== ==============  ============== ==============
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATION,
  END OF YEAR................................................    $     (40.0)   $    (100.4)    $    (126.6)   $    (124.6)
                                                                ============== ==============  ============== ==============

ACCUMULATED BENEFIT OBLIGATION...............................    $     494.2    $     492.6     $     111.6    $     106.5
                                                                ============== ==============  ============== ==============

The Phoenix Companies does not expect any required contributions in 2007. The Phoenix Companies made payments totaling $23.9 million to the pension plan during 2006.

CHANGES IN PLAN PROJECTED BENEFIT OBLIGATION:                                                       AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Service and interest cost accrued...........................................................    $      (6.2)   $      (5.2)
Actuarial loss..............................................................................           (6.6)          (4.2)
Participant benefit payments................................................................            6.2            6.7
Plan amendments.............................................................................           --              0.6
                                                                                               -------------- --------------
Change in projected benefit obligation......................................................           (6.6)          (2.1)
Projected benefit obligations, beginning of year............................................          (72.4)         (70.3)
                                                                                               -------------- --------------
PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..................................................    $     (79.0)   $     (72.4)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.1 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes), $6.5 million ($4.2 million after income taxes) and $31.8 million ($20.7 million after income taxes) in 2006, 2005 and 2004, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services.


17.  DISCONTINUED OPERATIONS

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


18.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ in millions)                                                                                DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     932.5     $     885.5    $     814.6
Asset valuation reserve (AVR)................................................         187.8           210.8          213.6
                                                                               --------------  -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,120.3     $   1,096.3    $   1,028.2
                                                                               ==============  ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     131.6     $     106.2    $      35.1
                                                                               ==============  ============== ==============
STATUTORY NET INCOME.........................................................   $     162.0     $      61.0    $      47.1
                                                                               ==============  ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $87.5 million in 2006 and is able to pay $92.2 million in dividends in 2007 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $92.2 million in 2007, would be subject to the discretion of the New York Superintendent of Insurance.


19.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                            AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                                 CARRYING                       CARRYING
                                                                    COST           VALUE           COST           VALUE
                                                                -------------- --------------  -------------- --------------

Real estate..................................................    $     105.5    $      37.0     $     101.1    $      34.9
Equipment....................................................          200.2           40.9           185.4           34.8
Leasehold improvements.......................................            0.8            0.7            --             --
                                                                -------------- --------------  -------------- --------------
Premises and equipment cost and carrying value...............          306.5    $      78.6           286.5    $      69.7
                                                                               ==============                 ==============
Accumulated depreciation and amortization....................         (227.9)                        (216.8)
                                                                --------------                 --------------
PREMISES AND EQUIPMENT.......................................    $      78.6                    $      69.7
                                                                ==============                 ==============

Depreciation and amortization expense for premises and equipment for 2006, 2005 and 2004 totaled $12.1 million, $9.2 million and $11.3 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.7 million, $2.4 million and $6.7 million in 2006, 2005 and 2004, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $14.3 million as of December 31, 2006, payable as follows: 2007, $4.0 million; 2008, $2.7 million; 2009, $2.3 million; 2010, $1.9 million; 2011, $1.4 million; and thereafter, $2.0 million.


20.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.8 million, $9.4 million and $8.2 million for 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $0.5 million and $0.0 million, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.7 million and $0.5 million as of December 31, 2006 and 2005, respectively. The variable product separate accounts fees retained by PXP were $1.8 million, $1.9 million and $3.2 million for 2006, 2005 and 2004, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 3% for the years ended December 31, 2005 and 2004, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2006 and 2005 were $54.0 million and $66.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $48.9 million, $45.3 million and $51.8 million for 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $0.5 million and $5.1 million, as of December 31, 2006 and 2005, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2006, 2005 and 2004, we incurred $50.1 million, $37.6 million and $32.4 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $2.4 million and $1.9 million as of December 31, 2006 and 2005, respectively.


21.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the New York State Insurance Department conducted its routine quinquennial financial and market conduct examination of Phoenix Life and its New York domiciled life insurance subsidiary and the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. The New York State Insurance Department's report, for the five-year period ending December 31, 2002, cited no material violations. In 2004, the NASD also commenced examinations of two broker-dealer affiliates; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified The Phoenix Companies that it was asserting violations of trade reporting rules by a subsidiary. The Phoenix Companies responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified The Phoenix Companies that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. The Phoenix Companies cooperated fully and have had no further inquiry since filing our response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


22.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2006, the Company had committed $181.4 million under such investments, of which $85.8 million is expected to be disbursed by December 31, 2007.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $19.4 million at December 31, 2006.

                                                                     [VERSION D]


                            PHOENIX SPECTRUM EDGE(R)

         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHOENIX LIFE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION


HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027






                                   May 1, 2007

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Phoenix Life Insurance Company..........................................     2

Underwriter.............................................................     2


Services................................................................     2


Performance History.....................................................     2


Calculation of Yield and Return.........................................    19

Calculation of Annuity Payments ........................................    20

Experts ................................................................    21


Separate Account Financial Statements...................................  SA-1

Company Financial Statements............................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.



SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT

    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2007 is 0.066% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------- ----------------------------------
                  2004                               $2.2 million
----------------------------------------- ----------------------------------
                  2005                               $1.9 million
----------------------------------------- ----------------------------------

                  2006                               $1.5 million

----------------------------------------------------------------------------



OTHER SERVICE PROVIDERS
Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


----------------------------------------------------------------------------

        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------- ----------------------------------
                2004                                   $98, 275
----------------------------------------- ----------------------------------
                2005                                   $86,000
----------------------------------------- ----------------------------------
                2006                                   $101,000

----------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Subaccount, as yield of the Phoenix Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state).


    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.


    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


                       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                              CONTRACTS WITH DEATH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION                                           SINCE
                 SUBACCOUNT                                               DATE          1 YEAR     5 YEARS    10 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                      3/30/2001       -1.28%      2.10%                   1.34%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                               4/21/2006                                           2.47%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                            12/1/2004        3.61%                              6.63%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                6/5/2000       11.54%      3.87%                  -3.83%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                               10/29/2001        7.84%      4.15%                   5.43%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                        7/15/1999       -3.42%      2.47%                   3.96%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                     7/15/1999        3.17%      7.56%                   3.49%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                     6/5/2000        3.95%     10.12%                   4.31%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              6/5/2000       -2.27%      2.69%                  -2.76%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            6/5/2000       -0.85%     -0.25%                  -5.35%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                         4/28/2006                                           4.90%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                                   4/25/2005        8.38%                             10.75%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                    4/20/2005        1.71%                              3.85%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                                 4/20/2005        9.57%                             11.55%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     4/20/2005        4.58%                             11.66%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                            5/1/2000       10.67%      8.52%                   8.95%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                 4/28/2006                                          -9.58%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                 4/28/2006                                          -0.57%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                4/28/2006                                          -4.56%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                   4/28/2006                                           0.17%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                               4/28/2006                                          -6.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           12/7/1994       -4.33%     -0.45%       0.39%       3.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                         3/2/1998        9.48%      4.29%                   4.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                            3/2/1998       -3.43%     -1.64%                   3.62%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             12/7/1994       -3.15%      0.20%       2.23%       2.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                12/7/1994       -0.74%      6.22%       5.12%       6.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                              6/2/2003       -1.86%                              2.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                     12/7/1994        5.04%      3.76%       6.80%       7.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                   12/7/1994       19.56%     13.73%       8.01%       8.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                   8/12/2002       11.73%                             17.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                      5/1/1995       29.15%     25.22%      15.19%      17.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive
  Growth                                                                 2/3/2006                                           5.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                      2/3/2006                                           2.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                    2/3/2006                                          -1.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
  Growth                                                                 2/3/2006                                           1.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                           3/2/1998        7.23%     12.27%                   8.01%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                       11/20/2000        9.05%     13.47%                  14.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       3/2/1998       13.16%      5.10%                   7.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                              7/14/1997        6.54%      2.86%                   3.97%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                    4/28/2006                                          10.71%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                         4/28/2006                                          -4.69%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                        4/28/2006                                          -2.87%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund                   6/2/2003        0.50%                             -3.05%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                           6/2/2003       11.55%                             14.65%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                6/2/2003        3.75%                             12.50%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                             5/1/1997       20.27%     23.78%                   3.52%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                        5/1/1997       13.70%      9.59%                   6.49%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                 11/28/1988
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                         5/1/2000       14.06%      8.92%                   7.14%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                              4/28/2006                                           1.05%
------------------------------------------------------------------------------------------------------------------------------------



                       STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                          CONTRACTS WITH DEATH BENEFIT OPTION 1 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION                                           SINCE
                 SUBACCOUNT                                               DATE          1 YEAR     5 YEARS    10 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                              2/1/1999       28.09%     17.00%                  14.16%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                           5/1/1995       29.24%     21.04%      13.83%      17.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                            2/1/1999       11.97%     12.07%                  13.82%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                            5/1/1995        0.27%      9.39%      10.48%      13.86%
------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                                CONTRACTS WITH DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION                                           SINCE
                 SUBACCOUNT                                               DATE          1 YEAR     5 YEARS    10 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                      3/30/2001       -1.44%      1.95%                   1.18%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                               4/21/2006                                           2.35%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                            12/1/2004        3.44%                              6.46%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                6/5/2000       11.36%      3.71%                  -3.98%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                               10/29/2001        7.67%      3.99%                   5.27%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                        7/15/1999       -3.58%      2.31%                   3.80%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                     7/15/1999        3.01%      7.39%                   3.33%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                     6/5/2000        3.78%      9.95%                   4.15%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              6/5/2000       -2.43%      2.53%                  -2.91%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            6/5/2000       -1.01%     -0.40%                  -5.49%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                         4/28/2006                                           4.78%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                                   4/25/2005        8.21%                             10.58%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                    4/20/2005        1.55%                              3.68%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                                 4/20/2005        9.40%                             11.37%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     4/20/2005        4.42%                             11.48%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                            5/1/2000       10.49%      8.35%                   8.78%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                 4/28/2006                                          -9.67%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                 4/28/2006                                          -0.68%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                4/28/2006                                          -4.67%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                   4/28/2006                                           0.06%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                               4/28/2006                                          -6.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                           12/7/1994       -4.48%     -0.60%       0.24%       3.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                         3/2/1998        9.31%      4.13%                   4.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                            3/2/1998       -3.58%     -1.79%                   3.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             12/7/1994       -3.30%      0.05%       2.08%       2.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                                12/7/1994       -0.90%      6.06%       4.97%       6.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                              6/2/2003       -2.02%                              1.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                     12/7/1994        4.87%      3.60%       6.64%       7.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                   12/7/1994       19.37%     13.56%       7.84%       8.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                   8/12/2002       11.55%                             17.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                      5/1/1995       28.94%     25.03%      15.02%      16.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive
  Growth                                                                 2/3/2006                                           5.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                      2/3/2006                                           2.44%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                    2/3/2006                                          -1.80%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
  Growth                                                                 2/3/2006                                           1.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                           3/2/1998        7.06%     12.09%                   7.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                       11/20/2000        8.88%     13.30%                  14.52%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       3/2/1998       12.98%      4.94%                   7.20%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                              7/14/1997        6.37%      2.70%                   3.81%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                    4/28/2006                                         -10.80%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                         4/28/2006                                          -4.80%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                        4/28/2006                                          -2.98%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund                   6/2/2003        0.34%                             -3.19%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                           6/2/2003       11.37%                             14.47%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                6/2/2003        3.58%                             12.32%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                             5/1/1997       20.08%     23.59%                   3.37%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                        5/1/1997       13.52%      9.42%                   6.32%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                 11/28/1988
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                         5/1/2000       13.87%      8.75%                   6.98%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                              4/28/2006                                           0.94%
------------------------------------------------------------------------------------------------------------------------------------



                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                          CONTRACTS WITH DEATH BENEFIT OPTION 2(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION                                           SINCE
                 SUBACCOUNT                                               DATE          1 YEAR     5 YEARS    10 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                              2/1/1999       27.89%     16.82%                  13.98%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                           5/1/1995       29.04%     20.85%      13.66%      17.03%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                            2/1/1999       11.79%     11.90%                  13.65%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                            5/1/1995        0.11%      9.22%      10.31%      13.69%
------------------------------------------------------------------------------------------------------------------------------------

*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                               CONTRACTS WITH DEATH BENEFIT OPTION 3**
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION                                           SINCE
                 SUBACCOUNT                                               DATE          1 YEAR     5 YEARS    10 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                      3/30/2001       -1.60%      1.79%                   1.03%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                               4/21/2006                                           2.24%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                            12/1/2004        3.27%                              6.30%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                6/5/2000       11.18%      3.55%                  -4.13%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                               10/29/2001        7.49%      3.83%                   5.11%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                        7/15/1999       -3.73%      2.15%                   3.65%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                     7/15/1999        2.84%      7.22%                   3.17%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                     6/5/2000        3.62%      9.79%                   3.99%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              6/5/2000       -2.58%      2.37%                  -3.06%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            6/5/2000       -1.17%     -0.56%                  -5.64%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                         4/28/2006                                           4.67%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                                   4/25/2005        8.03%                             10.40%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                    4/20/2005        1.39%                              3.52%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                                 4/20/2005        9.22%                             11.20%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     4/20/2005        4.25%                             11.30%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                            5/1/2000       10.31%      8.18%                   8.62%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                 4/28/2006                                          -9.76%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                 4/28/2006                                          -0.79%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                4/28/2006                                          -4.77%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                   4/28/2006                                          -0.05%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                               4/28/2006                                          -6.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                          12/31/1982       -4.64%     -0.75%       0.09%       9.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                         3/2/1998        9.13%      3.97%                   4.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                            3/2/1998       -3.74%     -1.94%                   3.31%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             10/8/1982       -3.46%     -0.11%       1.92%       3.70%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                               12/31/1982       -1.06%      5.89%       4.81%       7.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                              6/2/2003       -2.18%                              1.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                     9/17/1984        4.70%      3.43%       6.48%       8.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    5/1/1990       19.18%     13.38%       7.68%       7.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                   8/12/2002       11.37%                             17.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                      5/1/1995       28.74%     24.84%      14.84%      16.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive
  Growth                                                                 2/3/2006                                           4.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                      2/3/2006                                           2.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                    2/3/2006                                          -1.94%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
  Growth                                                                 2/3/2006                                           1.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                           3/2/1998        6.89%     11.92%                   7.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                       11/20/2000        8.70%     13.12%                  14.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       3/2/1998       12.80%      4.77%                   7.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                              7/14/1997        6.20%      2.54%                   3.65%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                    4/28/2006                                         -10.89%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                         4/28/2006                                          -4.90%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                        4/28/2006                                          -3.08%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund                   6/2/2003        0.18%                             -3.34%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                           6/2/2003       11.19%                             14.29%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                6/2/2003        3.42%                             12.15%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                             5/1/1997       19.89%     23.41%                   3.21%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                        5/1/1997       13.33%      9.25%                   6.16%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                 11/28/1988
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                         5/1/2000       13.69%      8.58%                   6.82%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                              4/28/2006                                           0.83%
------------------------------------------------------------------------------------------------------------------------------------



                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                         CONTRACTS WITH DEATH BENEFIT OPTION 3**(CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION                                           SINCE
                 SUBACCOUNT                                               DATE          1 YEAR     5 YEARS    10 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                              2/1/1999       27.69%     16.64%                  13.81%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                           5/1/1995       28.83%     20.67%      13.49%      16.86%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                            2/1/1999       11.62%     11.73%                  13.48%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                            5/1/1995       -0.05%      9.05%      10.15%      13.52%
------------------------------------------------------------------------------------------------------------------------------------

 *The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

**This death benefit option will not be offered after May 1, 2007.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                CONTRACTS WITH DEATH BENEFIT OPTION 3 WITH ACCUMULATION ENHANCEMENT**
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION                                           SINCE
                 SUBACCOUNT                                               DATE          1 YEAR     5 YEARS    10 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                      3/30/2001       -1.49%      1.89%                   1.13%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                                               4/21/2006                                           2.31%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity                                            12/1/2004        3.38%                              6.41%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                6/5/2000       11.30%      3.66%                  -4.03%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                                               10/29/2001        7.61%      3.94%                   5.22%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                        7/15/1999       -3.63%      2.26%                   3.75%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares                     7/15/1999        2.95%      7.33%                   3.28%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio                                     6/5/2000        3.73%      9.90%                   4.10%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio                              6/5/2000       -2.48%      2.48%                  -2.96%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            6/5/2000       -1.07%     -0.45%                  -5.54%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio                            1/29/2007
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                         4/28/2006                                           4.75%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio                                   4/25/2005        8.15%                             10.52%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                    4/20/2005        1.50%                              3.63%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio                                 4/20/2005        9.34%                             11.31%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                     4/20/2005        4.36%                             11.42%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                            5/1/2000       10.43%      8.29%                   8.73%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                 4/28/2006                                          -9.70%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                 4/28/2006                                          -0.72%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund/VA                                4/28/2006                                          -4.70%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                   4/28/2006                                           0.02%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                               4/28/2006                                          -6.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                                          12/31/1982       -4.54%     -0.65%       0.19%       9.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                                         3/2/1998        9.25%      4.07%                   4.15%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                                            3/2/1998       -3.64%     -1.84%                   3.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                                             10/8/1982       -3.36%     -0.01%       2.02%       3.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series                               12/31/1982       -0.96%      6.00%       4.91%       7.61%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series                              6/2/2003       -2.07%                              1.89%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                                     9/17/1984        4.81%      3.54%       6.59%       9.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                                    5/1/1990       19.31%     13.50%       7.79%       7.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                   8/12/2002       11.49%                             17.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                      5/1/1995       28.88%     24.97%      14.96%      16.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth           2/3/2006                                           4.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Growth                      2/3/2006                                           2.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate                    2/3/2006                                          -1.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth             2/3/2006                                           1.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                           3/2/1998        7.01%     12.04%                   7.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value Series                       11/20/2000        8.82%     13.24%                  14.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                                       3/2/1998       12.92%      4.88%                   7.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series                              7/14/1997        6.31%      2.65%                   3.76%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio                    4/28/2006                                         -10.83%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio                                         4/28/2006                                          -4.83%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio                                        4/28/2006                                          -3.01%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund                   6/2/2003        0.29%                             -3.24%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                           6/2/2003       11.31%                             14.41%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                6/2/2003        3.53%                             12.27%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Fund                             5/1/1997       20.02%     23.53%                   3.32%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                        5/1/1997       13.46%      9.36%                   6.27%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund                                 11/28/1988
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                         5/1/2000       13.81%      8.70%                   6.92%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income Portfolio                              4/28/2006                                           0.91%
------------------------------------------------------------------------------------------------------------------------------------



                         STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                          CONTRACTS WITH DEATH BENEFIT OPTION 3 WITH ACCUMULATION ENHANCEMENT** (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION                                           SINCE
                 SUBACCOUNT                                               DATE          1 YEAR     5 YEARS    10 YEARS   INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                              2/1/1999       27.82%     16.76%                  13.93%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                           5/1/1995       28.97%     20.79%      13.60%      16.97%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                            2/1/1999       11.73%     11.84%                  13.59%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                            5/1/1995        0.06%      9.17%      10.26%      13.63%
------------------------------------------------------------------------------------------------------------------------------------

 *The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

**This death benefit option will not be offered after May 1, 2007.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)



                                                                 10


                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
------------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        12.26%   18.00%   43.03%  -11.88%  -24.13%  -25.19%   28.10%    5.45%    7.64%    5.13%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                 24.34%   26.29%   32.78%  -15.49%  -23.68%  -16.51%   23.06%    7.77%    4.16%   15.43%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                     -12.07%   25.92%   12.57%    6.44%   10.02%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                               18.37%   56.11%   76.12%  -25.66%  -16.87%  -34.64%   33.24%    7.00%   13.19%   17.96%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           27.31%   19.07%  -10.23%  -13.17%  -23.17%   26.75%    9.38%    3.53%   14.26%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                            7.39%    6.48%   -1.68%    9.78%    5.85%    7.85%    1.24%    2.47%    0.91%    3.00%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
  Primary Shares                          12.59%    1.58%    1.20%  -10.02%    0.25%    0.27%   20.87%    9.25%    1.53%    9.59%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               28.52%   22.79%   -7.73%  -13.34%  -10.42%   26.94%   14.07%   15.57%   10.37%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
  Portfolio                                        23.14%    3.04%  -18.09%  -15.39%  -22.78%   28.24%    5.88%    7.67%    4.15%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      37.86%   35.79%  -12.04%  -18.63%  -30.97%   31.32%    2.13%    4.51%    5.56%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade
  Bond Portfolio                                                               7.11%    8.99%    3.91%    3.17%    0.97%    3.16%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                      18.13%   -0.35%   -1.70%   30.28%   12.61%    0.50%   16.95%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio              -4.28%    3.98%   19.73%   17.33%  -18.58%   35.72%   13.63%    2.86%   14.80%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                    6.74%   16.71%    6.70%    0.20%    8.13%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio   23.30%   11.65%   15.46%   14.51%   -7.74%  -18.93%   29.58%   11.42%    2.12%   15.99%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                  50.78%    6.86%  -10.77%   23.39%   22.68%    7.04%   11.00%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund             16.16%   -1.28%   12.34%   12.01%    5.86%  -12.78%   23.77%   11.39%    9.34%   17.08%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                         23.70%   10.65%    1.77%    4.10%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                         29.96%   14.28%    6.97%   11.78%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
  Fund/VA                                                                             -27.89%   29.26%    5.45%    3.72%    6.50%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                        -13.14%  -23.22%   41.30%   17.58%   12.82%   16.08%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
  Fund/VA                                                                             -16.85%   42.67%   17.87%    8.52%   13.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series             19.77%   28.60%   28.27%  -18.69%  -35.31%  -25.64%   25.10%    3.82%    2.58%    2.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                            15.74%   -7.63%   -9.18%  -23.37%   26.06%    9.26%    3.66%   15.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               44.06%   12.51%  -25.96%  -33.24%   27.42%    5.55%    3.04%    2.99%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                4.04%    3.95%    3.68%    4.88%    2.67%    0.30%   -0.42%   -0.32%    1.46%    3.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed
  Income Series                            9.88%   -5.20%    4.30%    5.32%    4.92%    8.79%   13.32%    5.66%    0.67%    5.67%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term
  Bond Series                                                                                             4.18%    0.25%    4.56%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series       19.43%   19.48%   10.05%   -0.51%    0.74%  -12.55%   18.56%    6.28%    0.67%   11.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series     10.83%   26.54%   28.10%  -16.74%  -24.89%  -15.74%   30.42%   19.46%   17.27%   25.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                           51.70%    1.00%   14.38%   18.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities Series                       20.73%  -22.07%    3.64%   29.37%    5.44%   10.85%   36.75%   33.21%   13.84%   35.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
  Value Series                                             -11.27%   15.63%   21.63%   -9.56%   39.42%   19.08%    6.55%   13.65%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value Series                                                                14.48%   -9.54%   42.28%   21.33%    6.28%   15.47%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          22.98%   30.75%  -18.87%  -22.79%   22.51%   11.67%    4.27%   19.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
  Series                                           30.25%   17.53%  -12.44%  -12.88%  -24.53%   24.84%    8.63%    2.55%   12.96%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
  Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
  Government Long Bond Fund                                                                             -11.65%   -6.28%    6.92%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     28.64%   21.92%  -21.17%  -24.42%  -36.43%   37.66%   13.36%    2.83%   17.97%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
  Rotation Fund                                                                                 28.47%    9.50%   12.46%   10.17%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund                        -30.16%  -21.91%   51.63%  -32.79%   -9.10%   -1.24%   51.32%   23.34%   26.04%   26.69%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund         12.42%    7.85%   21.90%   -3.43%  -16.93%  -19.46%   30.76%   17.23%    8.96%   20.12%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          11.98%    7.51%   19.52%    0.37%   -2.39%  -19.39%   30.68%   14.75%    7.67%   20.47%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
  Portfolio                                                                                              10.30%    6.21%   11.35%
------------------------------------------------------------------------------------------------------------------------------------



                    NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          -2.65%  -27.43%  -16.23%   39.68%   22.97%   15.15%   34.51%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap            -2.54%   15.07%  124.05%  -28.65%  -22.14%  -14.78%   47.23%   28.84%   20.20%   35.66%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                        8.26%     7.89%   -8.63%   29.29%   17.99%    9.28%   18.39%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies             28.02%    7.50%   23.71%   -9.17%   10.16%  -17.73%   41.65%   17.03%   10.03%    6.69%
------------------------------------------------------------------------------------------------------------------------------------

   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

                           THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.



                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
------------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        12.10%   17.82%   42.82%  -12.01%  -24.24%  -25.30%   27.90%    5.29%    7.48%    4.98%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                 24.16%   26.10%   32.58%  -15.62%  -23.80%  -16.63%   22.88%    7.61%    4.01%   15.25%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                     -12.21%   25.74%   12.40%    6.28%    9.86%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                               18.19%   55.87%   75.85%  -25.78%  -16.99%  -34.74%   33.04%    6.84%   13.02%   17.78%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           27.12%   18.89%  -10.36%  -13.30%  -23.29%   26.56%    9.21%    3.37%   14.08%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                            7.23%    6.32%   -1.83%    9.61%    5.69%    7.68%    1.09%    2.31%    0.76%    2.84%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
  Primary Shares                          12.42%    1.42%    1.05%  -10.15%    0.10%    0.12%   20.69%    9.08%    1.38%    9.43%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio               28.32%   22.61%   -7.87%  -13.47%  -10.56%   26.75%   13.90%   15.39%   10.20%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
  Portfolio                                        22.96%    2.89%  -18.21%  -15.52%  -22.89%   28.04%    5.72%    7.51%    3.99%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      37.65%   35.58%  -12.17%  -18.76%  -31.07%   31.12%    1.97%    4.36%    5.40%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade
  Bond Portfolio                                                               6.95%    8.83%    3.76%    3.02%    0.82%    3.01%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                      17.95%   -0.50%   -1.84%   30.08%   12.44%    0.35%   16.77%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio              -4.42%    3.82%   19.55%   17.15%  -18.70%   35.52%   13.46%    2.70%   14.62%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                    6.58%   16.54%    6.54%    0.05%    7.97%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
  Portfolio                               23.11%   11.48%   15.29%   14.34%   -7.88%  -19.05%   29.39%   11.25%    1.96%   15.81%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                  50.55%    6.70%  -10.91%   23.21%   22.50%    6.88%   10.83%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund             15.98%   -1.43%   12.17%   11.85%    5.70%  -12.91%   23.58%   11.22%    9.18%   16.91%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano
  Portfolio                                                                                     23.51%   10.48%    1.62%    3.94%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
  Portfolio                                                                                     29.76%   14.11%    6.81%   11.61%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
  Fund/VA                                                                             -27.99%   29.07%    5.29%    3.56%    6.34%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                        -13.27%  -23.33%   41.09%   17.40%   12.65%   15.91%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
  Fund/VA                                                                             -16.97%   42.45%   17.70%    8.36%   13.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series             19.59%   28.41%   28.08%  -18.81%  -35.41%  -25.75%   24.91%    3.66%    2.42%    1.93%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                            15.56%   -7.77%   -9.32%  -23.48%   25.87%    9.10%    3.50%   15.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               43.84%   12.34%  -26.07%  -33.34%   27.22%    5.39%    2.88%    2.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                3.88%    3.80%    3.53%    4.73%    2.52%    0.15%   -0.57%   -0.47%    1.30%    3.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
  Series                                   9.71%   -5.34%    4.15%    5.16%    4.76%    8.62%   13.14%    5.50%    0.52%    5.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term
  Bond Series                                                                                             4.02%    0.10%    4.40%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series       19.25%   19.30%    9.88%   -0.66%    0.59%  -12.68%   18.37%    6.12%    0.52%   11.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series     10.66%   26.35%   27.91%  -16.86%  -25.00%  -15.87%   30.22%   19.27%   17.09%   25.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                           51.47%    0.85%   14.20%   17.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities Series                       20.55%  -22.19%    3.48%   29.18%    5.28%   10.68%   36.54%   33.01%   13.66%   35.36%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
  Value Series                                             -11.40%   15.46%   21.45%   -9.69%   39.21%   18.90%    6.39%   13.48%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value Series                                                                14.31%   -9.68%   42.06%   21.14%    6.12%   15.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          22.79%   30.55%  -18.99%  -22.91%   22.33%   11.50%    4.11%   19.39%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
  Series                                           30.05%   17.36%  -12.57%  -13.01%  -24.64%   24.65%    8.46%    2.40%   12.79%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
  Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
  Government Long Bond Fund                                                                             -11.78%   -6.42%    6.76%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     28.45%   21.73%  -21.29%  -24.54%  -36.52%   37.46%   13.19%    2.67%   17.79%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
  Rotation Fund                                                                                 28.28%    9.33%   12.30%   10.00%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund                        -30.26%  -22.03%   51.40%  -32.89%   -9.24%   -1.39%   51.09%   23.16%   25.85%   26.50%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund         12.25%    7.69%   21.72%   -3.58%  -17.05%  -19.58%   30.56%   17.05%    8.80%   19.93%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          11.81%    7.35%   19.34%    0.22%   -2.54%  -19.51%   30.48%   14.58%    7.51%   20.29%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
  Portfolio                                                                                              10.13%    6.05%   11.18%
------------------------------------------------------------------------------------------------------------------------------------




                     NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2 (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          -2.80%  -27.54%  -16.35%   39.47%   22.78%   14.98%   34.31%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap            -2.69%   14.89%  123.71%  -28.75%  -22.26%  -14.91%   47.01%   28.64%   20.01%   35.45%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                         8.10%    7.72%   -8.77%   29.09%   17.82%    9.11%   18.21%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies             27.83%    7.34%   23.53%   -9.30%    9.99%  -17.85%   41.43%   16.85%    9.87%    6.53%
------------------------------------------------------------------------------------------------------------------------------------

   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.



                          NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3(1)
------------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        11.93%   17.65%   42.61%  -12.15%  -24.36%  -25.42%   27.71%    5.13%    7.32%    4.82%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                 23.97%   25.91%   32.38%  -15.74%  -23.91%  -16.76%   22.69%    7.45%    3.85%   15.08%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                     -12.34%   25.55%   12.23%    6.11%    9.69%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                               18.02%   55.64%   75.59%  -25.89%  -17.12%  -34.84%   32.84%    6.67%   12.85%   17.60%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           26.92%   18.71%  -10.49%  -13.43%  -23.40%   26.36%    9.05%    3.22%   13.91%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                            7.07%    6.16%   -1.98%    9.45%    5.53%    7.52%    0.93%    2.16%    0.60%    2.69%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
  Primary Shares                          12.25%    1.27%    0.89%  -10.29%   -0.05%   -0.03%   20.51%    8.91%    1.22%    9.26%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund (R) Portfolio              28.13%   22.42%   -8.01%  -13.60%  -10.69%   26.56%   13.73%   15.22%   10.03%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
  Portfolio                                        22.78%   2.73%  -18.33%  -15.65%  -23.01%   27.85%    5.56%    7.34%    3.83%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      37.44%   35.38%  -12.30%  -18.88%  -31.18%   30.92%    1.82%    4.20%    5.24%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade
  Bond Portfolio                                                               6.79%    8.67%    3.60%    2.86%    0.67%    2.85%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                      17.78%   -0.65%   -1.99%   29.89%   12.27%    0.20%   16.59%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio              -4.56%    3.66%   19.37%   16.97%  -18.82%   35.31%   13.29%    2.55%   14.45%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                    6.42%   16.36%    6.38%   -0.10%    7.80%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio   22.93%   11.32%   15.12%   14.17%   -8.02%  -19.17%   29.19%   11.08%    1.81%   15.64%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                  50.33%    6.54%  -11.04%   23.02%   22.31%    6.71%   10.67%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund             15.81%   -1.58%   12.00%   11.68%    5.54%  -13.05%   23.40%   11.06%    9.01%   16.73%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                         23.33%   10.32%    1.47%    3.79%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                         29.57%   13.94%    6.65%   11.45%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
  Fund/VA                                                                             -28.10%   28.87%    5.13%    3.41%    6.18%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                        -13.40%  -23.45%   40.88%   17.22%   12.48%   15.73%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
  Fund/VA                                                                             -17.10%   42.24%   17.52%    8.19%   13.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series             19.41%   28.21%   27.89%  -18.93%  -35.51%  -25.86%   24.72%    3.50%    2.27%    1.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                            15.39%   -7.91%   -9.46%  -23.60%   25.68%    8.93%    3.34%   15.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               43.63%   12.17%  -26.18%  -33.45%   27.03%    5.23%    2.73%    2.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                3.72%    3.64%    3.37%    4.57%    2.36%    0.00%   -0.72%   -0.62%    1.15%    2.96%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
  Series                                   9.55%   -5.48%    3.99%    5.00%    4.60%    8.46%   12.97%    5.34%    0.37%    5.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term
  Bond Series                                                                                             3.86%   -0.05%    4.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series       19.07%   19.12%    9.72%   -0.81%    0.44%  -12.82%   18.20%    5.96%    0.37%   11.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series     10.49%   26.16%   27.72%  -16.98%  -25.11%  -16.00%   30.02%   19.09%   16.92%   25.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                           51.24%    0.69%   14.03%   17.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities Series                       20.37%  -22.31%    3.33%   28.98%    5.13%   10.51%   36.33%   32.81%   13.49%   35.16%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
  Value Series                                             -11.54%   15.29%   21.27%   -9.83%   39.00%   18.72%    6.23%   13.31%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value Series                                                                14.14%   -9.82%   41.85%   20.96%    5.96%   15.12%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          22.61%   30.36%  -19.12%  -23.03%   22.14%   11.34%    3.96%   19.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
  Series                                           29.86%   17.18%  -12.70%  -13.14%  -24.75%   24.46%    8.30%    2.24%   12.62%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
  Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
  Government Long Bond Fund                                                                             -11.92%   -6.56%    6.60%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     28.26%   21.55%  -21.41%  -24.65%  -36.62%   37.25%   13.02%    2.52%   17.61%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
  Rotation Fund                                                                                 28.09%    9.16%   12.13%    9.83%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund                        -30.37%  -22.15%   51.18%  -32.99%   -9.37%   -1.54%   50.87%   22.98%   25.66%   26.31%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund         12.08%    7.53%   21.54%   -3.72%  -17.18%  -19.70%   30.36%   16.87%    8.63%   19.75%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          11.65%    7.19%   19.16%    0.07%   -2.69%  -19.63%   30.29%   14.40%    7.34%   20.11%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
  Portfolio                                                                                               9.97%    5.89%   11.01%
------------------------------------------------------------------------------------------------------------------------------------



                    NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3(1) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          -2.94%  -27.65%  -16.48%   39.26%   22.60%   14.81%   34.10%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap            -2.83%   14.72%  123.38%  -28.86%  -22.38%  -15.04%   46.78%   28.45%   19.83%   35.25%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                         7.94%    7.56%   -8.91%   28.90%   17.64%    8.95%   18.03%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies             27.64%    7.18%   23.34%   -9.44%    9.82%  -17.97%   41.22%   16.68%    9.70%    6.37%
------------------------------------------------------------------------------------------------------------------------------------
(1)This death benefit opiton will not be offered after May 1, 2007.


   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE


                           NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
                                             CONTRACTS WITH ACCUMULATION ENHANCEMENT(1)
------------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        12.04%   17.76%   42.75%  -12.06%  -24.28%  -25.34%   27.84%    5.24%    7.43%    4.92%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund                 24.10%   26.04%   32.51%  -15.66%  -23.84%  -16.67%   22.82%    7.56%    3.96%   15.19%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund                                                     -12.25%   25.67%   12.34%    6.22%    9.80%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
  Portfolio                               18.13%   55.79%   75.77%  -25.81%  -17.03%  -34.77%   32.98%    6.78%   12.96%   17.72%
------------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index VIP                           27.05%   18.83%  -10.40%  -13.34%  -23.33%   26.49%    9.15%    3.32%   14.03%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government
  Securities II                            7.18%    6.27%   -1.88%    9.56%    5.64%    7.63%    1.04%    2.26%    0.71%    2.79%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II -
  Primary Shares                          12.36%    1.37%    0.99%  -10.20%    0.05%    0.07%   20.63%    9.02%    1.33%    9.37%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund (R) Portfolio              28.26%   22.54%   -7.92%  -13.51%  -10.60%   26.69%   13.84%   15.34%   10.14%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
  Portfolio                                        22.90%    2.84%  -18.25%  -15.56%  -22.93%   27.98%    5.67%    7.45%    3.94%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                      37.58%   35.52%  -12.21%  -18.80%  -31.11%   31.06%    1.92%    4.30%    5.35%
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade
  Bond Portfolio                                                               6.90%    8.78%    3.71%    2.97%    0.77%    2.96%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund                                      17.89%   -0.55%   -1.89%   30.02%   12.38%    0.30%   16.71%
------------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small-Cap Portfolio              -4.47%    3.77%   19.49%   17.09%  -18.74%   35.45%   13.40%    2.65%   14.57%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio                                                    6.53%   16.48%    6.49%    0.00%    7.91%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
  Portfolio                               23.05%   11.43%   15.23%   14.29%   -7.93%  -19.09%   29.32%   11.19%    1.91%   15.75%
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                                  50.48%    6.65%  -10.95%   23.14%   22.44%    6.82%   10.78%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund             15.92%   -1.48%   12.11%   11.79%    5.65%  -12.96%   23.52%   11.17%    9.12%   16.85%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano Portfolio                                                         23.45%   10.43%    1.57%    3.89%
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                                                         29.70%   14.05%    6.76%   11.56%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
  Fund/VA                                                                             -28.03%   29.00%    5.24%    3.51%    6.29%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA                                        -13.32%  -23.37%   41.02%   17.34%   12.59%   15.85%
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
  Fund/VA                                                                             -17.01%   42.38%   17.64%    8.30%   13.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series             19.53%   28.34%   28.01%  -18.85%  -35.44%  -25.79%   24.84%    3.61%    2.37%    1.88%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                            15.51%   -7.81%   -9.37%  -23.52%   25.81%    9.04%    3.45%   15.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                               43.77%   12.29%  -26.10%  -33.38%   27.16%    5.33%    2.83%    2.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                3.83%    3.74%    3.47%    4.67%    2.47%    0.10%   -0.62%   -0.52%    1.25%    3.06%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income
  Series                                   9.66%   -5.39%    4.10%    5.11%    4.71%    8.57%   13.09%    5.45%    0.47%    5.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term
  Bond Series                                                                                             3.97%    0.05%    4.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series       19.19%   19.24%    9.83%   -0.71%    0.54%  -12.73%   18.31%    6.06%    0.47%   11.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series     10.60%   26.29%   27.84%  -16.90%  -25.04%  -15.91%   30.15%   19.21%   17.03%   25.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series                                                           51.39%    0.79%   14.15%   17.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
  Securities Series                       20.49%  -22.23%    3.43%   29.11%    5.23%   10.62%   36.47%   32.94%   13.61%   35.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
  Series: Moderate Growth
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
  Value Series                                             -11.45%   15.40%   21.39%   -9.74%   39.14%   18.84%    6.34%   13.42%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
  Value Series                                                                14.25%   -9.73%   41.99%   21.08%    6.07%   15.24%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                          22.73%   30.49%  -19.03%  -22.95%   22.27%   11.45%    4.06%   19.33%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index
  Series                                           29.99%   17.30%  -12.62%  -13.05%  -24.68%   24.59%    8.41%    2.35%   12.73%
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn(TM)
  Strategy Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
  Government Long Bond Fund                                                                             -11.83%   -6.47%    6.71%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                     28.39%   21.67%  -21.33%  -24.57%  -36.56%   37.39%   13.13%    2.62%   17.73%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector
  Rotation Fund                                                                                 28.22%    9.28%   12.24%    9.94%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
  Securities Fund                        -30.30%  -22.07%   51.33%  -32.93%   -9.28%   -1.44%   51.02%   23.10%   25.79%   26.43%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund         12.19%    7.64%   21.66%   -3.63%  -17.09%  -19.62%   30.50%   16.99%    8.74%   19.87%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund          11.76%    7.30%   19.27%    0.17%   -2.59%  -19.55%   30.42%   14.52%    7.45%   20.23%
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
  Portfolio                                                                                              10.08%    6.00%   11.12%
------------------------------------------------------------------------------------------------------------------------------------



                    NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 3
                                       CONTRACTS WITH ACCUMULATION ENHANCEMENT(1) (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                 SUBACCOUNT                1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                          -2.84%  -27.58%  -16.39%   39.40%   22.72%   14.92%   34.24%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap            -2.73%   14.84%  123.60%  -28.79%  -22.30%  -14.95%   46.93%   28.58%   19.95%   35.39%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                         8.05%    7.67%   -8.82%   29.03%   17.76%    9.06%   18.15%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies             27.77%    7.29%   23.47%   -9.35%    9.94%  -17.89%   41.36%   16.79%    9.81%    6.48%
------------------------------------------------------------------------------------------------------------------------------------
(1)This death benefit option will not be offered after May 1, 2007.

   Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

                            THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.


CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------


    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.


    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Death Benefit Option 1), 1.125% (Death Benefit Option 2) or 1.275% (Death Benefit Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.


    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:


   The following examples of return/yield calculations for the Phoenix Money Market Subaccount were based on the 7-day period ending December 31, 2006:


  CONTRACTS WITH DEATH BENEFIT OPTION 1

  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period:.....               1.000000
  Value of the same account (excluding capital changes)
    at the end of the 7-day period:......................               1.000664
  Calculation:
    Ending account value.................................               1.000664
    Less beginning account value.........................               1.000000
    Net change in account value..........................               0.000664
  Base period return:
    (net change/beginning account value).................               0.000664
  Current yield = return x (365/7) =.....................                  3.46%
  Effective yield = [(1 + return)(365/7)] - 1 =..........                 3.528%


CONTRACTS WITH DEATH BENEFIT OPTION 2:

Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period:......               1.000000
Value of the same account (excluding capital changes)
   at the end of the 7-day period:.......................               1.000635
Calculation:
   Ending account value..................................               1.000635
   Less beginning account value..........................               1.000000
   Net change in account value...........................               0.000635
Base period return:
   (net change/beginning account value)..................               0.000635
Current yield = return x (365/7) =.......................                  3.31%
Effective yield = [(1 + return)(365/7)] - 1 =............                  3.37%

CONTRACTS WITH DEATH BENEFIT OPTION 3(1):
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period:......               1.000000
Value of the same account (excluding capital changes)
   at the end of the 7-day period:.......................               1.000606
Calculation:
   Ending account value..................................               1.000606
   Less beginning account value..........................               1.000000
   Net change in account value...........................               0.000606
Base period return:
   (net change/beginning account value)..................               0.000606
Current yield = return x (365/7) =.......................                  3.16%
Effective yield = [(1 + return)(365/7)] - 1 =............                  3.21%

(1)This death benefit option will not be offered after May 1, 2007.


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:
  II      =    a hypothetical initial payment of $1,000
  R       =    average annual total return for the period
  n       =    number of years in the period
  ERV     =    ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM) ("DJIA")
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) ("S&P 500")


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM)) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2006, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, CT 06103 an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations in connection with the contracts described in this prospectus.

                                                                      [LOGO]
                                                                      PHOENIX

================================================================================

                                                                ANNUAL REPORT





                                                        PHOENIX LIFE VARIABLE
                                                         ACCUMULATION ACCOUNT

                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                        AIM V.I. CAPITAL                                AIM V.I. MID CAP         ALGER AMERICAN
                                       APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -      LEVERAGED ALLCAP
                                            CLASS I               FUND - CLASS I            CLASS I            PORTFOLIO - CLASS O
                                       -------------------     --------------------     ------------------     -------------------
Assets:
   Investments at fair value           $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
      Shares                          {            143,870}   {              47,787}   {           143,926}   {             89,536}
      Cost                            {$         3,059,061}   {$          1,194,758}   {$        1,933,708}   {$         2,362,192}
                                       -------------------     --------------------     ------------------     -------------------
   Total Assets                        $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                  -     $                -     $                 -
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
Net Assets:
   Accumulation Units                  $         3,772,248     $          1,300,703     $        1,942,595     $         3,668,247
   Contracts in payout
      (annuitization period)           $                 -     $                  -     $            3,267     $            45,706
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
                                       ===================     ====================     ==================     ===================
      Units Outstanding                          3,554,236                1,197,342              1,640,916               4,326,110
                                       ===================     ====================     ==================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                  -     $                -     $                 -
         Asset Manager Option 2        $                 -     $                  -     $                -     $                 -
         Big Edge                      $              1.06     $               1.09     $             1.19     $              0.77
         Freedom Edge(R)               $                 -     $                  -     $             1.18     $              1.52
         Group Strategic Edge(R)       $              0.98     $               1.09     $             1.19     $              0.80
         Phoenix Dimensions(SM)
            Option 1                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.15     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Income Choice(R)      $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.15     $               1.08     $             1.18     $              1.27
         Phoenix Investor's Edge(R)
            Option 2                   $              1.14     $               1.08     $             1.17     $              1.26
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.18     $               1.09     $             1.19     $              1.34
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.18     $               1.09     $             1.19     $              1.33
         Phoenix Spectrum Edge(R)
            Option 3                   $              1.17     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Retirement Planner's Edge     $              1.04     $               1.09     $                -     $                 -
         Templeton Investment Plus     $                 -     $                  -     $                -     $                 -
         The Big Edge Choice(R)--NY    $              1.04     $               1.09     $             1.18     $              0.80
         The Big Edge Plus(R)          $              0.98     $               1.09     $             1.19     $              0.80
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.07     $               1.09     $             1.20     $              1.03
         The Phoenix Edge(R)--VA NY
            Option 2                   $              0.99     $               1.09     $             1.19     $              1.13

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                           FIDELITY VIP
                                        DWS EQUITY 500     FEDERATED FUND FOR      FEDERATED HIGH          CONTRAFUND(R)
                                       INDEX FUND VIP -      U.S. GOVERNMENT      INCOME BOND FUND      PORTFOLIO - SERVICE
                                           CLASS A            SECURITIES II      II - PRIMARY SHARES            CLASS
                                       ----------------    ------------------    -------------------    -------------------
Assets:
   Investments at fair value           $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
      Shares                          {         561,590}  {         1,742,478}  {            705,825}  {            941,092}
      Cost                            {$      6,088,491}  {$       19,687,666}  {$         5,558,642}  {$        23,129,243}
                                       ----------------    ------------------    -------------------    -------------------
   Total Assets                        $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -    $                -    $                 -    $                 -
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
Net Assets:
   Accumulation Units                  $      8,407,036    $       18,633,707    $         5,397,144    $        29,359,309
   Contracts in payout
      (annuitization period)           $              -    $        1,126,002    $           143,592    $           172,148
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
                                       ================    ==================    ===================    ===================
      Units Outstanding                       6,434,736            16,024,465              4,085,983             21,842,124
                                       ================    ==================    ===================    ===================
      Unit Value
         Asset Manager Option 1        $              -    $                -    $                 -    $                 -
         Asset Manager Option 2        $              -    $                -    $                 -    $                 -
         Big Edge                      $           1.35    $             1.36    $              1.39    $              1.35
         Freedom Edge(R)               $              -    $             1.06    $                 -    $              1.61
         Group Strategic Edge(R)       $           1.33    $             1.33    $              1.32    $              1.31
         Phoenix Dimensions(SM)
            Option 1                   $              -    $                -    $                 -    $              1.24
         Phoenix Dimensions(SM)
            Option 2                   $           1.19    $             1.02    $                 -    $                 -
         Phoenix Dimensions(SM)
             Option 3                  $              -    $                -    $                 -    $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Income Choice(R)      $              -    $             1.19    $                 -    $                 -
         Phoenix Income Choice(R)
            with GPAF                  $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.25    $             1.12    $              1.41    $              1.62
         Phoenix Investor's Edge(R)
            Option 2                   $           1.24    $             1.11    $              1.40    $              1.61
         Phoenix Investor's Edge(R)
            Option 3                   $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.28    $             1.15    $              1.47    $              1.65
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.27    $             1.14    $              1.46    $              1.63
         Phoenix Spectrum Edge(R)
            Option 3                   $              -    $             1.13    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Retirement Planner's Edge     $           1.32    $             1.19    $              1.43    $              1.57
         Templeton Investment Plus     $              -    $                -    $                 -    $                 -
         The Big Edge Choice(R)--NY    $           1.32    $             1.34    $              1.31    $              1.32
         The Big Edge Plus(R)          $           1.33    $             1.33    $              1.32    $              1.31
         The Phoenix Edge(R)--VA NY
            Option 1                   $           1.35    $             1.22    $              1.47    $              1.56
         The Phoenix Edge(R)--VA NY
            Option 2                   $           1.33    $             1.20    $              1.43    $              1.54

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                       FIDELITY VIP GROWTH
                                           OPPORTUNITIES       FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                       PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                              CLASS                   CLASS                 CLASS 2           - SERVICE SHARES
                                       -------------------     -------------------     -----------------     -------------------
Assets:
   Investments at fair value           $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
      Shares                          {            162,139}   {            121,508}   {           78,392}   {             32,230}
      Cost                            {$         2,520,429}   {$         3,469,757}   {$       1,316,378}   {$           505,479}
                                       -------------------     -------------------     -----------------     -------------------
   Total Assets                        $         2,941,211     $         4,340,178     $       1,360,859     $           557,877

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $                 -
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
Net Assets:
   Accumulation Units                  $         2,936,186     $         4,230,140     $       1,360,859     $           553,176
   Contracts in payout
      (annuitization period)           $             5,025     $           110,038     $               -     $             4,701
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
                                       ===================     ===================     =================     ===================
      Units Outstanding                          3,077,984               5,538,202             1,237,653                 445,562
                                       ===================     ===================     =================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $                 -
         Asset Manager Option 2        $                 -     $                 -     $               -     $                 -
         Big Edge                      $              0.86     $              0.71     $            1.04     $              1.26
         Freedom Edge(R)               $              1.30     $                 -     $               -     $                 -
         Group Strategic Edge(R)       $              0.82     $              0.70     $            1.04     $              1.25
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.12     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.18     $              1.02     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 2                   $              1.17     $              1.01     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.20     $              1.05     $            1.11     $              1.26
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.19     $              1.04     $            1.11     $              1.25
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $              1.04     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Retirement Planner's Edge     $              1.09     $              0.93     $               -     $                 -
         Templeton Investment Plus     $                 -     $                 -     $               -     $                 -
         The Big Edge Choice(R)--NY    $              0.86     $              0.70     $               -     $              1.25
         The Big Edge Plus(R)          $              0.82     $              0.70     $            1.04     $              1.25
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.00     $              0.92     $            1.11     $                 -
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.07     $              0.80     $            1.11     $              1.25

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                               LORD ABBETT GROWTH
                                        LORD ABBETT BOND-          AND INCOME            LORD ABBETT MID-        MUTUAL SHARES
                                       DEBENTURE PORTFOLIO     PORTFOLIO - CLASS       CAP VALUE PORTFOLIO     SECURITIES FUND -
                                          - CLASS VC                    VC                 - CLASS VC               CLASS 2
                                       -------------------     ------------------      -------------------     -----------------
Assets:
   Investments at fair value           $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
      Shares                          {            281,079}   {           398,482}    {            163,416}   {          726,890}
      Cost                            {$         3,289,470}   {$       10,571,321}    {$         3,265,155}   {$      11,361,421}
                                       -------------------     ------------------      -------------------     -----------------
   Total Assets                        $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                -      $                 -     $               -
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
Net Assets:
   Accumulation Units                  $         3,324,080     $       11,660,919      $         3,554,639     $      14,715,145
   Contracts in payout
      (annuitization period)           $             3,885     $           30,535      $             4,603     $         164,334
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
                                       ===================     ==================      ===================     =================
      Units Outstanding                          3,019,940              9,634,813                2,968,532             8,278,130
                                       ===================     ==================      ===================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                -      $                 -     $               -
         Asset Manager Option 2        $                 -     $                -      $                 -     $               -
         Big Edge                      $              1.11     $             1.22      $              1.20     $            1.57
         Freedom Edge(R)               $                 -     $             1.21      $                 -     $            1.57
         Group Strategic Edge(R)       $              1.10     $             1.21      $              1.20     $            1.96
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                -      $                 -     $            1.26
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $             1.21      $                 -     $            1.25
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Income Choice(R)      $              1.10     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.10     $             1.21      $              1.19     $            1.52
         Phoenix Investor's Edge(R)
            Option 2                   $              1.09     $             1.20      $              1.19     $            1.51
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.11     $             1.22      $              1.20     $            1.54
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.53
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $             1.21      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Retirement Planner's Edge     $              1.10     $             1.21      $              1.20     $            1.58
         Templeton Investment Plus     $               -       $                -      $                 -     $             -
         The Big Edge Choice(R)--NY    $              1.10     $             1.21      $              1.20     $            1.91
         The Big Edge Plus(R)          $              1.10     $             1.21      $              1.20     $            1.96
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.11     $             1.22      $              1.21     $            1.54
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.52

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                          OPPENHEIMER
                                                                                            CAPITAL             OPPENHEIMER
                                        NEUBERGER BERMAN        NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO             AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                       PORTFOLIO - S CLASS     PORTFOLIO - S CLASS          SHARES                 SHARES
                                       -------------------     -------------------     -----------------     -----------------
Assets:
   Investments at fair value           $            28,488     $            12,560     $           7,200     $         113,313
      Shares                          {              1,960}   {                638}   {              175}   {            3,106}
      Cost                            {$            27,978}   {$            11,885}   {$           7,191}   {$         110,098}
                                       -------------------     -------------------     -----------------     -----------------
   Total Assets                        $            28,488     $            12,560     $           7,200     $         113,313

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
Net Assets:
   Accumulation Units                  $            28,488     $            12,560     $           7,200     $         113,313
   Contracts in payout
      (annuitization period)           $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
                                       ===================     ===================     =================     =================
      Units Outstanding                             29,560                  11,888                 7,111               106,910
                                       ===================     ===================     =================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $               -
         Asset Manager Option 2        $                 -     $                 -     $               -     $               -
         Big Edge                      $                 -     $                 -     $               -     $               -
         Freedom Edge(R)               $                 -     $                 -     $               -     $               -
         Group Strategic Edge(R)       $                 -     $                 -     $               -     $            1.06
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              0.96     $                 -     $               -     $            1.06
         Phoenix Investor's Edge(R)
            Option 2                   $                 -     $                 -     $            1.01     $            1.06
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $                 -     $              1.06     $               -     $            1.06
         Phoenix Spectrum Edge(R)
            Option 2                   $              0.96     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Retirement Planner's Edge     $                 -     $                 -     $               -     $               -
         Templeton Investment Plus     $                 -     $                 -     $               -     $               -
         The Big Edge Choice(R)--NY    $                 -     $                 -     $               -     $            1.06
         The Big Edge Plus(R)          $                 -     $                 -     $               -     $            1.06
         The Phoenix Edge(R)--VA NY
            Option 1                   $                 -     $                 -     $               -     $               -
         The Phoenix Edge(R)--VA NY
            Option 2                   $                 -     $              1.06     $               -     $               -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                        OPPENHEIMER MAIN
                                        STREET SMALL CAP
                                       FUND/VA - SERVICE       PHOENIX CAPITAL        PHOENIX GROWTH       PHOENIX MID-CAP
                                             SHARES             GROWTH SERIES        AND INCOME SERIES      GROWTH SERIES
                                       -----------------       ---------------       -----------------     ---------------
Assets:
   Investments at fair value           $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
      Shares                          {            1,308}     {      9,673,039}     {        1,195,614}   {      1,149,616}
      Cost                            {$          24,190}     {$   142,846,736}     {$      12,951,102}   {$    15,161,809}
                                       -----------------       ---------------       -----------------     ---------------
   Total Assets                        $          24,822       $   147,167,479       $      17,349,543     $    15,477,453

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $               -       $             -       $               -     $             -
                                       -----------------       ---------------       -----------------     ---------------
   Total Net Assets                    $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
Net Assets:
   Accumulation Units                  $          24,822       $   146,044,829       $      17,298,299     $    15,355,588
   Contracts in payout
      (annuitization period)           $               -       $     1,122,650       $          51,244     $       121,865
                                       -----------------       ---------------       -----------------     ---------------
      Total Net Assets                 $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
                                       =================       ===============       =================     ===============
      Units Outstanding                           24,347            25,554,621              12,709,728          12,170,179
                                       =================       ===============       =================     ===============
      Unit Value
         Asset Manager Option 1        $               -       $             -       $               -     $             -
         Asset Manager Option 2        $               -       $             -       $               -     $             -
         Big Edge                      $               -       $          9.79       $            1.48     $          1.25
         Freedom Edge(R)               $               -       $          1.15       $            1.45     $             -
         Group Strategic Edge(R)       $               -       $          9.32       $            1.45     $          1.36
         Phoenix Dimensions(SM)
            Option 1                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 2                   $               -       $             -       $            1.19     $             -
         Phoenix Dimensions(SM)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Income Choice(R)      $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 1                   $               -       $          1.01       $            1.26     $          0.94
         Phoenix Investor's Edge(R)
            Option 2                   $            0.99       $          1.00       $            1.25     $          0.93
         Phoenix Investor's Edge(R)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.00       $          1.07       $            1.29     $          0.98
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.00       $          1.06       $            1.28     $          0.98
         Phoenix Spectrum Edge(R)
            Option 3                   $               -       $          1.05       $            1.27     $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Retirement Planner's Edge     $               -       $          0.87       $            1.19     $          0.77
         Templeton Investment Plus     $               -       $             -       $               -     $             -
         The Big Edge Choice(R)--NY    $               -       $          0.75       $            1.35     $          1.29
         The Big Edge Plus(R)          $            1.04       $          9.32       $            1.45     $          1.36
         The Phoenix Edge(R)--VA NY
            Option 1                   $               -       $          0.64       $            1.12     $          0.86
         The Phoenix Edge(R)--VA NY
            Option 2                   $               -       $          0.70       $            1.13     $          0.74

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                          PHOENIX MULTI-      PHOENIX MULTI-
                                       PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM     PHOENIX STRATEGIC
                                       MARKET SERIES      INCOME SERIES         BOND SERIES        ALLOCATION SERIES
                                       -------------      --------------     -----------------     -----------------
Assets:
   Investments at fair value           $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735
      Shares                          {    2,373,669}    {     4,213,173}   {          370,514}   {       12,343,946}
      Cost                            {$  23,736,699}    {$   40,322,496}   {$       3,713,977}   {$     157,606,987}
                                       -------------      --------------     -----------------     -----------------
   Total Assets                        $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $          55      $            -     $               -     $               -
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
Net Assets:
   Accumulation Units                  $  23,355,602      $   38,257,003     $       3,709,211     $     162,811,728
   Contracts in payout
      (annuitization period)           $     381,042      $      703,185     $               -     $       1,340,007
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
                                       =============      ==============     =================     =================
      Units Outstanding                   12,526,704          10,923,227             3,386,173            27,109,879
                                       =============      ==============     =================     =================
      Unit Value
         Asset Manager Option 1        $           -      $            -     $               -     $               -
         Asset Manager Option 2        $           -      $            -     $               -     $               -
         Big Edge                      $        2.71      $         6.32     $            1.10     $            7.47
         Freedom Edge(R)               $        1.02      $         1.17     $               -     $               -
         Group Strategic Edge(R)       $        2.57      $         6.02     $            1.09     $            7.11
         Phoenix Dimensions(SM)
            Option 1                   $           -      $         1.07     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $        1.04      $         1.06     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Income Choice(R)      $        1.05      $         1.41     $               -     $               -
         Phoenix Income Choice(R)
            with GPAF                  $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $        1.01      $         1.34     $            1.10     $            1.24
         Phoenix Investor's Edge(R)
            Option 2                   $        1.01      $         1.33     $            1.09     $            1.23
         Phoenix Investor's Edge(R)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $        1.04      $         1.37     $            1.12     $            1.27
         Phoenix Spectrum Edge(R)
            Option 2                   $        1.03      $         1.36     $            1.11     $            1.26
         Phoenix Spectrum Edge(R)
            Option 3                   $           -      $            -     $               -     $            1.25
         Phoenix Spectrum Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Retirement Planner's Edge     $        1.03      $         1.39     $               -     $            1.22
         Templeton Investment Plus     $        1.63      $            -     $               -     $               -
         The Big Edge Choice(R)--NY    $        1.17      $         1.46     $            1.09     $            1.50
         The Big Edge Plus(R)          $        2.57      $         6.02     $            1.09     $            7.11
         The Phoenix Edge(R)--VA NY
            Option 1                   $        1.07      $         1.43     $            1.13     $            1.33
         The Phoenix Edge(R)--VA NY
            Option 2                   $        1.05      $         1.38     $            1.11     $            1.28

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                               PHOENIX-S&P
                                                                  PHOENIX-ALGER        PHOENIX-DUFF &         DYNAMIC ASSET
                                          PHOENIX-ABERDEEN       SMALL-CAP GROWTH    PHELPS REAL ESTATE     ALLOCATION SERIES:
                                        INTERNATIONAL SERIES          SERIES         SECURITIES SERIES      AGGRESSIVE GROWTH
                                        --------------------     ----------------    ------------------     ------------------
Assets:
   Investments at fair value            $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
      Shares                           {           3,678,161}   {         290,130}  {           800,748}   {            30,871}
      Cost                             {$         42,836,820}   {$      4,747,351}  {$       12,548,273}   {$          317,796}
                                        --------------------     ----------------    ------------------     ------------------
   Total Assets                         $         65,470,522     $      5,410,976    $       28,513,315     $          344,178

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $                  -     $              -    $                -     $                -
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
Net Assets:
   Accumulation Units                   $         65,187,972     $      5,309,158    $       28,288,764     $          118,952
   Contracts in payout
      (annuitization period)            $            282,550     $        101,818    $          224,551     $                -
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company    $                  -     $              -    $                -     $          225,226
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
                                        ====================     ================    ==================     ==================
      Units Outstanding                           22,829,909            2,623,412             5,528,881                107,371
                                        ====================     ================    ==================     ==================
      Unit Value
         Asset Manager Option 1         $                  -     $              -    $                -     $                -
         Asset Manager Option 2         $                  -     $              -    $                -     $                -
         Big Edge                       $               3.56     $           2.09    $             6.38     $                -
         Freedom Edge(R)                $               2.05     $              -    $                -     $                -
         Group Strategic Edge(R)        $               3.41     $           2.07    $             6.27     $                -
         Phoenix Dimensions(SM)
            Option 1                    $               1.50     $              -    $             1.49     $                -
         Phoenix Dimensions(SM)
            Option 2                    $               1.50     $              -    $             1.48     $                -
         Phoenix Dimensions(SM)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Dimensions(SM)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Income Choice(R)       $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 1                    $               1.98     $           2.03    $             3.02     $                -
         Phoenix Investor's Edge(R)
            Option 2                    $               1.96     $           2.02    $             3.00     $             1.11
         Phoenix Investor's Edge(R)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 1                    $               1.99     $           2.08    $             3.03     $                -
         Phoenix Spectrum Edge(R)
            Option 2                    $               1.98     $           2.07    $             3.01     $                -
         Phoenix Spectrum Edge(R)
            Option 3                    $               1.96     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Retirement Planner's Edge      $               1.75     $           2.05    $             3.16     $                -
         Templeton Investment Plus      $                  -     $              -    $                -     $                -
         The Big Edge Choice(R)--NY     $               1.54     $           2.05    $             3.66     $                -
         The Big Edge Plus(R)           $               3.41     $           2.07    $             6.27     $                -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               1.47     $           2.10    $             3.47     $                -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               1.56     $           2.07    $             3.34     $                -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                          PHOENIX-S&P              PHOENIX-S&P             PHOENIX-S&P
                                         DYNAMIC ASSET            DYNAMIC ASSET           DYNAMIC ASSET         PHOENIX-SANFORD
                                       ALLOCATION SERIES:       ALLOCATION SERIES:      ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                  MODERATE            MODERATE GROWTH           VALUE SERIES
                                       --------------------     ------------------      ------------------     -----------------
Assets:
   Investments at fair value           $            242,099     $          426,263     $         1,282,025     $      20,386,106
      Shares                          {              22,278}   {            40,934}   {            119,578}   {        1,443,373}
      Cost                            {$            223,049}   ($          414,296}   {$         1,201,939}   {$      15,706,328}
                                       --------------------     ------------------     -------------------     -----------------
   Total Assets                        $            242,099     $          426,263     $         1,282,025     $      20,386,106

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                  -     $                -     $                 -     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
Net Assets:
   Accumulation Units                  $             22,149     $          214,879     $         1,064,466     $      19,972,373
   Contracts in payout
      (annuitization period)           $                  -     $                -     $                 -     $         413,733
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company   $            219,950     $          211,384     $           217,559     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
      Units Outstanding                              20,413                207,630                 992,500            10,487,952
                                       ====================     ==================     ===================     =================
      Unit Value
         Asset Manager Option 1        $                  -     $                -     $                 -     $               -
         Asset Manager Option 2        $                  -     $                -     $                 -     $               -
         Big Edge                      $                  -     $                -     $                 -     $            1.96
         Freedom Edge(R)               $                  -     $             1.04     $              1.07     $            1.71
         Group Strategic Edge(R)       $                  -     $                -     $                 -     $            1.97
         Phoenix Dimensions(SM)
            Option 1                   $                  -     $                -     $              1.08     $            1.21
         Phoenix Dimensions(SM)
            Option 2                   $                  -     $                -     $                 -     $            1.20
         Phoenix Dimensions(SM)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Income Choice(R)      $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $                  -     $                -     $              1.07     $            1.74
         Phoenix Investor's Edge(R)
            Option 2                   $                  -     $                -     $                 -     $            1.72
         Phoenix Investor's Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $               1.09     $                -     $              1.08     $            1.72
         Phoenix Spectrum Edge(R)
            Option 2                   $                  -     $                -     $              1.08     $            1.71
         Phoenix Spectrum Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Retirement Planner's Edge     $                  -     $                -     $              1.07     $            2.21
         Templeton Investment Plus     $                  -     $                -     $                 -     $               -
         The Big Edge Choice(R)--NY    $               1.04     $                -     $                 -     $            1.96
         The Big Edge Plus(R)          $                  -     $             1.03     $              1.04     $            1.97
         The Phoenix Edge(R)--VA NY
            Option 1                   $                  -     $                -     $                 -     $            2.30
         The Phoenix Edge(R)--VA NY
            Option 2                   $                  -     $                -     $              1.08     $            2.12

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                       PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN            REALRETURN
                                       BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                       CAP VALUE SERIES         SERIES             INDEX SERIES          ADVISOR CLASS
                                       ----------------     ---------------     -----------------     --------------------
Assets:
   Investments at fair value           $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
      Shares                          {         658,234}   {      1,018,282}   {        1,640,045}   {               6,493}
      Cost                            {$      8,425,230}   {$    12,688,690}   {$      17,732,450}   {$             77,875}
                                       ----------------     ---------------     -----------------     --------------------
   Total Assets                        $     11,213,225     $    13,965,197     $      20,932,512     $             73,383

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -     $             -     $               -     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
Net Assets:
   Accumulation Units                  $     11,049,452     $    13,620,386     $      12,812,130     $             73,383
   Contracts in payout
      (annuitization period)           $        163,773     $       344,811     $       8,120,382     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
                                       ================     ===============     =================     ====================
      Units Outstanding                       5,152,067           8,584,744            17,343,481                   74,009
                                       ================     ===============     =================     ====================
      Unit Value
         Asset Manager Option 1        $              -     $             -     $               -     $                  -
         Asset Manager Option 2        $              -     $             -     $               -     $                  -
         Big Edge                      $           2.09     $          1.80     $            1.43     $                  -
         Freedom Edge(R)               $           1.80     $             -     $               -     $                  -
         Group Strategic Edge(R)       $           2.31     $          1.86     $            1.44     $                  -
         Phoenix Dimensions(SM)
            Option 1                   $              -     $          1.25     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 2                   $           1.23     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)      $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)
            with GPAF                  $              -     $             -     $            1.05     $                  -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.85     $          1.33     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 2                   $           1.83     $          1.32     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Investor's Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.82     $          1.35     $            1.21     $                  -
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.81     $          1.34     $            1.20     $               0.95
         Phoenix Spectrum Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Retirement Planner's Edge     $           1.99     $          1.10     $            1.10     $                  -
         Templeton Investment Plus     $              -     $             -     $               -     $                  -
         The Big Edge Choice(R)--NY    $           2.02     $          1.83     $            1.15     $                  -
         The Big Edge Plus(R)          $           2.31     $          1.86     $            1.44     $               1.00
         The Phoenix Edge(R)--VA NY
            Option 1                   $           2.21     $          1.12     $            1.20     $               0.95
         The Phoenix Edge(R)--VA NY
            Option 2                   $           2.23     $          1.10     $            0.98     $                  -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                       RYDEX VARIABLE
                                        PIMCO VIT REAL          PIMCO VIT TOTAL         TRUST INVERSE
                                       RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                         ADVISOR CLASS           ADVISOR CLASS            BOND FUND         TRUST NOVA FUND
                                       ------------------      ------------------      ---------------      ---------------
Assets:
   Investments at fair value            $         129,251       $         193,358       $      884,385       $       56,986
      Shares                                      {10,834}     {           19,107}     {        41,039}     {         5,648}
      Cost                             {$         135,450}     {$         195,168}     {$    1,005,347}     {$       43,056}
                                       ------------------      ------------------      ---------------      ---------------
   Total Assets                         $         129,251       $         193,358       $      884,385       $       56,986

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
Net Assets:
   Accumulation Units                   $         129,251       $         193,358       $      884,385       $       56,986
   Contracts in payout
      (annuitization period)            $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
      Units Outstanding                           128,784                 190,481              967,429               34,793
                                       ==================      ==================      ===============      ===============
      Unit Value
         Asset Manager Option 1         $               -       $               -       $            -       $            -
         Asset Manager Option 2         $               -       $               -       $            -       $            -
         Big Edge                       $            1.00       $            1.01       $            -       $            -
         Freedom Edge(R)                $               -       $               -       $            -       $            -
         Group Strategic Edge(R)        $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 1                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 2                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Income Choice(R)       $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 1                    $               -       $               -       $         0.91       $            -
         Phoenix Investor's Edge(R)
            Option 2                    $               -       $               -       $         0.91       $         1.63
         Phoenix Investor's Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 1                    $               -       $            1.03       $         0.93       $         1.67
         Phoenix Spectrum Edge(R)
            Option 2                    $            1.02       $               -       $         0.93       $            -
         Phoenix Spectrum Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Retirement Planner's Edge      $               -       $               -       $            -       $            -
         Templeton Investment Plus      $               -       $               -       $            -       $            -
         The Big Edge Choice(R)--NY     $               -       $               -       $            -       $            -
         The Big Edge Plus(R)           $            1.00       $            1.01       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               -       $               -       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               -       $            1.03       $         0.93       $            -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                TEMPLETON                TEMPLETON
                                       RYDEX VARIABLE       DEVELOPING MARKETS           DEVELOPING           TEMPLETON FOREIGN
                                        TRUST SECTOR         SECURITIES FUND -       MARKETS SECURITIES       SECURITIES FUND -
                                        ROTATION FUND            CLASS 1              FUND - CLASS 2                CLASS 1
                                       --------------       ------------------       ------------------       -----------------
Assets:
   Investments at fair value            $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
      Shares                           {       61,437}      {           73,803}      {          147,504}      {       1,379,342}
      Cost                             {$     627,815}      {$         485,162}      {$       1,447,175}      {$     14,054,858}
                                        -------------        -----------------        -----------------        ----------------
   Total Assets                         $     827,560        $       1,027,340        $       2,034,091        $     26,193,712

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $           -        $               -        $               -        $              -
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
Net Assets:
   Accumulation Units                   $     826,138        $       1,027,340        $       2,024,970        $     26,161,732
   Contracts in payout
      (annuitization period)            $       1,422        $               -        $           9,121        $         31,980
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
      Units Outstanding                       531,914                  687,154                1,351,649               7,522,606
                                        =============        =================        =================        ================
      Unit Value
         Asset Manager Option 1         $           -        $               -        $               -        $              -
         Asset Manager Option 2         $           -        $               -        $               -        $              -
         Big Edge                       $        1.57        $               -        $            1.45        $              -
         Freedom Edge(R)                $           -        $               -        $               -        $              -
         Group Strategic Edge(R)        $        1.56        $               -        $            1.40        $              -
         Phoenix Dimensions(SM)
            Option 1                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 2                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Income Choice(R)       $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 1                    $        1.53        $               -        $            1.07        $              -
         Phoenix Investor's Edge(R)
            Option 2                    $        1.53        $               -        $            1.06        $              -
         Phoenix Investor's Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                    $        1.57        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 2                    $        1.56        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Retirement Planner's Edge      $           -        $               -        $               -        $              -
         Templeton Investment Plus      $           -        $            1.50        $               -        $           3.48
         The Big Edge Choice(R)--NY     $        1.55        $               -        $            3.15        $              -
         The Big Edge Plus(R)           $        1.56        $               -        $            1.40        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                    $        1.58        $               -        $            2.89        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                    $        1.56        $               -        $            2.76        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                       TEMPLETON FOREIGN       TEMPLETON GLOBAL       TEMPLETON GLOBAL        TEMPLETON GLOBAL
                                       SECURITIES FUND -       ASSET ALLOCATION       ASSET ALLOCATION       INCOME SECURITIES
                                            CLASS 2             FUND - CLASS 1         FUND - CLASS 2          FUND - CLASS 1
                                      ------------------       ----------------       ----------------       -----------------
Assets:
   Investments at fair value           $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
      Shares                          {          416,050}      {      1,909,951}      {         90,279}      {         293,261}
      Cost                            {$       7,448,167}      {$    22,199,903}      {$     1,951,996}      {$      3,144,728}
                                      ------------------       ----------------       ----------------       -----------------
   Total Assets                        $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007

Liabilities:
   Payable to Phoenix Life
       Insurance Company               $               -        $             -        $             -        $              -
                                      ------------------       ----------------       ----------------       -----------------
       Total Net Assets                $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
Net Assets:
   Accumulation Units                  $       7,729,210        $    41,557,203        $     1,939,962        $      4,530,985
   Contracts in payout
      (annuitization period)           $          59,235        $       385,323        $        23,604        $         82,022
                                      ------------------       ----------------       ----------------       -----------------
      Total Net Assets                 $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
      Units Outstanding                        4,538,294              8,238,998                974,170               1,505,195
                                      ==================       ================       ================       =================
      Unit Value
         Asset Manager Option 1        $               -        $             -        $             -        $              -
         Asset Manager Option 2        $               -        $             -        $             -        $              -
         Big Edge                      $            1.68        $             -        $          2.02        $              -
         Freedom Edge(R)               $               -        $             -        $             -        $              -
         Group Strategic Edge(R)       $            1.81        $             -        $          2.06        $              -
         Phoenix Dimensions(SM)
            Option 1                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 2                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Income Choice(R)      $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 1                   $            1.64        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 2                   $            1.63        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.66        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.65        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Retirement Planner's Edge     $            1.45        $             -        $             -        $              -
         Templeton Investment Plus     $               -        $          5.09        $             -        $           3.06
         The Big Edge Choice(R)--NY    $            1.45        $             -        $          1.81        $              -
         The Big Edge Plus(R)          $            1.81        $             -        $          2.06        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                   $            1.53        $             -        $          1.59        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                   $            1.36        $             -        $          1.65        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                      TEMPLETON GROWTH       TEMPLETON GROWTH         VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -       EQUITY AND INCOME               WANGER
                                            CLASS 1               CLASS 2          PORTFOLIO - CLASS II      INTERNATIONAL SELECT
                                      -----------------      ----------------      --------------------      --------------------
Assets:
   Investments at fair value           $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
      Shares                          {       5,831,130}     {        831,579}     {              6,388}     {            324,107}
      Cost                            {$     75,435,009}     {$    10,401,663}     {$            92,236}     {$         5,570,352}
                                       ----------------       ---------------       -------------------       -------------------
   Total Assets                        $     94,231,059       $    13,247,065       $            95,115       $         8,627,725

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -       $             -       $                 -       $                 -
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
Net Assets:
   Accumulation Units                  $     93,414,233       $    13,112,131       $            95,115       $         8,584,052
   Contracts in payout
      (annuitization period)           $        816,826       $       134,934       $                 -       $            43,673
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
      Units Outstanding                      16,669,831             6,638,810                    92,079                 3,233,883
                                       ================       ===============       ===================       ===================
      Unit Value
         Asset Manager Option 1        $              -       $             -        $                -       $                 -
         Asset Manager Option 2        $              -       $             -        $                -       $                 -
         Big Edge                      $              -       $          2.22        $                -       $              1.62
         Freedom Edge(R)               $              -       $          1.69        $                -       $                 -
         Group Strategic Edge(R)       $              -       $          2.16        $                -       $              2.83
         Phoenix Dimensions(SM)
            Option 1                   $              -       $          1.31        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              -       $          1.30        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Income Choice(R)      $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              -       $          1.57        $                -       $              2.27
         Phoenix Investor's Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.25
         Phoenix Investor's Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              -       $          1.58        $                -       $              2.37
         Phoenix Spectrum Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.35
         Phoenix Spectrum Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Retirement Planner's Edge     $              -       $          1.52        $                -       $              1.89
         Templeton Investment Plus     $           5.65       $             -        $                -       $                 -
         The Big Edge Choice(R)--NY    $              -       $          1.82        $                -       $              2.84
         The Big Edge Plus(R)          $              -       $          2.16        $             1.03       $              2.83
         The Phoenix Edge(R)--VA NY
            Option 1                   $              -       $          1.61        $                -       $              2.02
         The Phoenix Edge(R)--VA NY
            Option 2                   $              -       $          1.53        $                -       $              2.00

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                             WANGER
                                      INTERNATIONAL SMALL                            WANGER U.S.
                                              CAP              WANGER SELECT      SMALLER COMPANIES
                                      -------------------      -------------      -----------------
Assets:
   Investments at fair value           $       67,850,542       $  7,845,337       $     70,385,504
      Shares                          {         1,624,386}     {     300,012}     {       1,935,794}
      Cost                            {$       24,859,499}     {$  4,141,745}     {$     25,394,527}
                                       ------------------       ------------       ----------------
   Total Assets                        $       67,850,542       $  7,845,337       $     70,385,504

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                -       $          -       $              -
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
Net Assets:
   Accumulation Units                  $       67,668,650       $  7,781,042       $     70,163,097
   Contracts in payout
      (annuitization period)           $          181,892       $     64,295       $        222,407
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
      Units Outstanding                        12,024,125          2,979,417             18,547,398
                                       ==================       ============       ================
      Unit Value
         Asset Manager Option 1        $                -       $          -       $              -
         Asset Manager Option 2        $                -       $          -       $              -
         Big Edge                      $             6.02       $       2.30       $           4.63
         Freedom Edge(R)               $                -       $          -       $           1.55
         Group Strategic Edge(R)       $             6.31       $       2.77       $           4.50
         Phoenix Dimensions(SM)
            Option 1                   $                -       $       1.34       $             -
         Phoenix Dimensions(SM)
            Option 2                   $             1.58       $          -       $             -
         Phoenix Dimensions(SM)
            Option 3                   $                -       $          -       $             -
         Phoenix Dimensions(SM)
            Option 4                   $                -       $          -       $             -
         Phoenix Income Choice(R)      $                -       $          -       $             -
         Phoenix Investor's Edge(R)
            Option 1                   $             2.61       $        1.78      $          1.57
         Phoenix Investor's Edge(R)
            Option 2                   $             2.59       $        1.77      $          1.55
         Phoenix Investor's Edge(R)
            Option 3                   $                -       $           -      $             -
         Phoenix Investor's Edge(R)
            Option 4                   $                -       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $             2.71       $        1.86      $          1.63
         Phoenix Spectrum Edge(R)
            Option 2                   $             2.69       $        1.85      $          1.62
         Phoenix Spectrum Edge(R)
            Option 3                   $             2.68       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $                -       $           -      $             -
         Retirement Planner's Edge     $             2.20       $        1.92      $          1.59
         Templeton Investment Plus     $                -       $           -      $             -
         The Big Edge Choice(R)--NY    $             3.42       $        2.86      $          1.80
         The Big Edge Plus(R)          $             6.31       $        2.77      $          4.50
         The Phoenix Edge(R)--VA NY
            Option 1                   $             2.03       $        2.11      $          1.75
         The Phoenix Edge(R)--VA NY
            Option 2                   $             2.06       $        2.04      $          1.74

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                       AIM V.I. CAPITAL                                 AIM V.I. MID CAP         ALGER AMERICAN
                                      APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -       LEVERAGED ALLCAP
                                          CLASS I                FUND - CLASS I             CLASS I           PORTFOLIO - CLASS O
                                      -------------------     --------------------     ------------------     -------------------
Income:
   Dividends                          $             2,119      $             6,945     $           18,422     $                 -
Expenses:
   Mortality and expense fees                      40,970                   11,263                 72,219                  45,860
   Administrative fees                              2,142                      528                    779                   1,510

                                      -------------------     --------------------     ------------------     -------------------
Net investment income (loss)                      (40,993)                  (4,846)               (54,576)                (47,370)
                                      -------------------     --------------------     ------------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          10,455                   (3,453)               650,289                 185,367
   Realized gain distributions                          -                        -                196,282                       -
                                      -------------------     --------------------     ------------------     -------------------
   Realized gain (loss)                            10,455                   (3,453)               846,571                 185,367
                                      -------------------     --------------------     ------------------     -------------------
Change in unrealized appreciation
  (depreciation) during the year                  202,357                  105,945                (74,330)                453,258
                                      -------------------     --------------------     ------------------     -------------------
Net increase (decrease) in net
  assets from operations              $           171,819      $            97,646     $          717,665     $           591,255
                                      ===================     ====================     ==================     ===================

                                                                                                                 FIDELITY VIP
                                      DWS EQUITY 500        FEDERATED FUND FOR         FEDERATED HIGH            CONTRAFUND(R)
                                      INDEX FUND VIP -       U.S. GOVERNMENT          INCOME BOND FUND       PORTFOLIO - SERVICE
                                          CLASS A             SECURITIES II         II - PRIMARY SHARES              CLASS
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $         92,541      $          771,290      $           474,501      $           312,195
Expenses:
   Mortality and expense fees                  103,536                 234,852                   68,150                  346,532
   Administrative fees                           3,688                  12,485                    3,057                   10,070
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (14,683)                523,953                  403,294                  (44,407)
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                      437,841                  19,352                   15,273                  238,617
   Realized gain distributions                       -                       -                        -                2,348,123
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                        437,841                  19,352                   15,273                2,586,740
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year              691,245                   4,262                   76,503                  181,231
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $      1,114,403      $          547,567      $           495,070      $         2,723,564
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      FIDELITY VIP GROWTH
                                         OPPORTUNITIES        FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                      PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                            CLASS                    CLASS                 CLASS 2           - SERVICE SHARES
                                      -------------------     -------------------     -----------------     -------------------
Income:
   Dividends                          $            12,003     $            15,618     $             999     $                 -
Expenses:
   Mortality and expense fees                      29,669                  61,440                 3,136                  58,098
   Administrative fees                              1,371                   2,522                   270                     270
                                      -------------------     -------------------     -----------------     -------------------
Net investment income (loss)                      (19,037)                (48,344)               (2,407)                (58,368)
                                      -------------------     -------------------     -----------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          22,000                 287,087                 2,801                 748,998
   Realized gain distributions                          -                       -                   134                 449,797
                                      -------------------     -------------------     -----------------     -------------------
   Realized gain (loss)                            22,000                 287,087                 2,935               1,198,795
                                      -------------------     -------------------     -----------------     -------------------
Change in unrealized appreciation
   (depreciation) during the year                 141,345                   7,793                44,481                (167,692)
                                      -------------------     -------------------     -----------------     -------------------
Net increase (decrease) in net
   assets from operations             $           144,308     $           246,536     $          45,009     $           972,735
                                      ===================     ===================     =================     ===================

                                                              LORD ABBETT GROWTH
                                       LORD ABBETT BOND-          AND INCOME          LORD ABBETT MID-         MUTUAL SHARES
                                      DEBENTURE PORTFOLIO     PORTFOLIO - CLASS      CAP VALUE PORTFOLIO     SECURITIES FUND -
                                           - CLASS VC                 VC                  - CLASS VC               CLASS 2
                                      -------------------     ------------------     -------------------     -----------------
Income:
   Dividends                          $           190,299     $          137,909     $            17,128     $         158,907
Expenses:
   Mortality and expense fees                      69,516                136,315                  65,690               153,072
   Administrative fees                              2,653                  6,875                   1,108                 3,778
                                      -------------------     ------------------     -------------------     -----------------
Net investment income (loss)                      118,130                 (5,281)                (49,670)                2,057
                                      -------------------     ------------------     -------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         301,862                 63,344                 372,862                54,403
   Realized gain distributions                          -                369,552                 266,873               404,694
                                      -------------------     ------------------     -------------------     -----------------
   Realized gain (loss)                           301,862                432,896                 639,735                459,09
                                      -------------------     ------------------     -------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                 125,097              1,152,821                 (25,256)             1,485,269
                                      -------------------     ------------------     -------------------     -----------------
Net increase (decrease) in net
   assets from operations             $           545,089     $        1,580,436     $           564,809     $        1,946,423
                                      ===================     ==================     ===================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                         OPPENHEIMER
                                                                                           CAPITAL              OPPENHEIMER
                                        NEUBERGER BERMAN       NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO            AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                      PORTFOLIO - S CLASS     PORTFOLIO - S CLASS           SHARES                SHARES
                                      -------------------     -------------------     -----------------     -----------------
Income:
   Dividends                          $                 -     $                25     $               -     $               -
Expenses:
   Mortality and expense fees                          79                      28                    30                   158
   Administrative fees                                  9                       3                     1                     9
                                      -------------------     -------------------     -----------------     -----------------
Net investment income (loss)                          (88)                     (6)                  (31)                 (167)
                                      -------------------     -------------------     -----------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           (2)                     10                  (228)                   10
   Realized gain distributions                        719                       -                     -                     -
                                      -------------------     -------------------     -----------------     -----------------
   Realized gain (loss)                               717                      10                  (228)                   10
                                      -------------------     -------------------     -----------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                     510                     675                    10                 3,215
                                      -------------------     -------------------     -----------------     -----------------
Net increase (decrease) in net
   assets from operations             $             1,139     $               679     $            (249)     $          3,058
                                      ===================     ===================     =================     =================

                                       OPPENHEIMER MAIN
                                       STREET SMALL CAP
                                      FUND/VA - SERVICE     PHOENIX CAPITAL      PHOENIX GROWTH       PHOENIX MID-CAP
                                            SHARES          GROWTH SERIES       AND INCOME SERIES      GROWTH SERIES
                                      -----------------     ---------------     -----------------     ---------------
Income:
   Dividends                          $               -     $       291,630     $         178,181     $             -
Expenses:
   Mortality and expense fees                        34           1,971,642               201,839             102,889
   Administrative fees                                3               9,104                 8,866               2,769
                                      -----------------     ---------------     -----------------     ---------------
Net investment income (loss)                        (37)         (1,689,116)              (32,524)           (105,658)
                                      -----------------     ---------------     -----------------     ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                          1          (1,053,687)              450,052               8,713
   Realized gain distributions                        -                   -                     -                   -
                                      -----------------     ---------------     -----------------     ---------------
   Realized gain (loss)                               1          (1,053,687)              450,052               8,713
                                      -----------------     ---------------     -----------------     ---------------
Change in unrealized appreciation
   (depreciation) during the year                   631           4,581,257             1,960,174             216,321
                                      -----------------     ---------------     -----------------     ---------------
Net increase (decrease) in net
   assets from operations             $             595     $     1,838,454     $       2,377,702     $       119,376
                                      =================     ===============     =================     ===============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                         PHOENIX MULTI-        PHOENIX MULTI-
                                      PHOENIX MONEY       SECTOR FIXED       SECTOR SHORT TERM      PHOENIX STRATEGIC
                                      MARKET SERIES      INCOME SERIES           BOND SERIES        ALLOCATION SERIES
                                      -------------      --------------      -----------------      -----------------
Income:
   Dividends                          $   1,169,327      $    2,140,916      $         171,826      $       4,368,007
Expenses:
   Mortality and expense fees               346,354             520,467                 47,731              2,080,267
   Administrative fees                        9,665               9,972                  2,004                  9,435
                                      -------------      --------------      -----------------      -----------------
Net investment income (loss)                813,308           1,610,477                122,091              2,278,305
                                      -------------      --------------      -----------------      -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         -            (318,200)                 7,076              3,118,892
   Realized gain distributions                    -                   -                      -             20,182,899
                                      -------------      --------------      -----------------      -----------------
   Realized gain (loss)                           -            (318,200)                 7,076             23,301,791
                                      -------------      --------------      -----------------      -----------------
Change in unrealized appreciation
   (depreciation) during the year                 -             920,896                 26,603             (7,281,985)
                                      -------------      --------------      -----------------      -----------------
Net increase (decrease) in net
   assets from operations             $     813,308      $    2,213,173      $         155,770      $      18,298,111
                                      =============      ==============      =================      =================

                                                                                                              PHOENIX-S&P
                                                                PHOENIX-ALGER         PHOENIX-DUFF &         DYNAMIC ASSET
                                        PHOENIX-ABERDEEN       SMALL-CAP GROWTH     PHELPS REAL ESTATE     ALLOCATION SERIES:
                                      INTERNATIONAL SERIES          SERIES           SECURITIES SERIES     AGGRESSIVE GROWTH
                                      --------------------     ----------------     ------------------     ------------------
Income:
   Dividends                          $          1,203,990     $            581     $          331,835     $            3,454
Expenses:
   Mortality and expense fees                      686,207               58,962                319,868                    623
   Administrative fees                               8,157                  861                  7,835                     46
                                      --------------------     ----------------     ------------------     ------------------
Net investment income (loss)                       509,626              (59,242)                 4,132                  2,785
                                      --------------------     ----------------     ------------------     ------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                     2,143,622            1,337,379              1,484,564                     (3)
   Realized gain distributions                           -                    -              2,021,581                      -
                                      --------------------     ----------------     ------------------     ------------------
   Realized gain (loss)                          2,143,622            1,337,379              3,506,145                     (3)
                                      --------------------     ----------------     ------------------     ------------------
Change in unrealized appreciation
   (depreciation) during the year               10,195,332             (282,978)             4,391,856                  1,156
                                      --------------------     ----------------     ------------------     ------------------
Net increase (decrease) in
   net assets from operations         $         12,848,580     $        995,159     $        7,902,133     $            3,938
                                      ====================     ================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                         PHOENIX-S&P            PHOENIX-S&P            PHOENIX-S&P
                                        DYNAMIC ASSET          DYNAMIC ASSET          DYNAMIC ASSET         PHOENIX-SANFORD
                                      ALLOCATION SERIES:     ALLOCATION SERIES:     ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                MODERATE            MODERATE GROWTH         VALUE SERIES
                                      ------------------     ------------------     ------------------     -----------------
Income:
   Dividends                          $            2,884     $            6,292     $           16,266     $          81,727
Expenses:
   Mortality and expense fees                        116                    947                  6,292               248,299
   Administrative fees                                15                     78                    653                 7,359
                                      ------------------     ------------------     ------------------     -----------------
Net investment income (loss)                       2,753                  5,267                  9,321              (173,931)
                                      ------------------     ------------------     ------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           4                  3,136                    429               785,203
   Realized gain distributions                         -                      -                  2,239             2,483,080

                                      ------------------     ------------------     ------------------     -----------------
   Realized gain (loss)                                4                  3,136                  2,668             3,268,283
                                      ------------------     ------------------     ------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                   (901)                   583                 62,527              (537,568)
                                      ------------------     ------------------     ------------------     -----------------
Net increase (decrease) in
   net assets from operations         $            1,856     $            8,986     $           74,516     $       2,556,784
                                      ==================     ==================     ==================     =================

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                      PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN             REALRETURN
                                      BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                      CAP VALUE SERIES          SERIES             INDEX SERIES          ADVISOR CLASS
                                      ----------------     ---------------     -----------------     --------------------
Income:
   Dividends                          $         23,189     $       227,661     $         215,763     $              1,781
Expenses:
   Mortality and expense fees                  138,319             166,291               283,577                       82
   Administrative fees                           4,789               5,956                 2,958                        4

                                      ----------------     ---------------     -----------------     --------------------
Net investment income (loss)                  (119,919)             55,414               (70,772)                   1,695
                                      ----------------     ---------------     -----------------     --------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                   453,209             506,900               550,730                     (308)
   Realized gain distributions               1,611,057           2,235,106                     -                      193
                                      ----------------     ---------------     -----------------     --------------------
   Realized gain (loss)                      2,064,266           2,742,006               550,730                     (115)
                                      ----------------     ---------------     -----------------     --------------------
Change in unrealized appreciation
   (depreciation) during the year             (383,194)           (316,736)            1,440,018                   (4,492)
                                      ----------------     ---------------     -----------------     --------------------
Net increase (decrease) in
   net assets from operations         $      1,561,153     $     2,480,684     $       1,919,976     $             (2,912)
                                      ================     ===============     =================     ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                                                                         RYDEX VARIABLE
                                            PIMCO VIT REAL        PIMCO VIT TOTAL         TRUST INVERSE
                                         RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                           ADVISOR CLASS          ADVISOR CLASS             BOND FUND         TRUST NOVA FUND
                                         ------------------      ------------------      ---------------      ---------------
Income:
   Dividends                             $              787      $            1,060      $        36,951      $           718
Expenses:
   Mortality and expense fees                           183                     251               22,659                  963
   Administrative fees                                    7                      15                1,816                   76
                                         ------------------      ------------------      ---------------      ---------------
Net investment income (loss)                            597                     794               12,476                 (321)
                                         ------------------      ------------------      ---------------      ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                            -                       (13)             (87,598)               5,475
   Realized gain distributions                        3,427                     886                  -                    -
                                         ------------------      ------------------      ---------------      ---------------
   Realized gain (loss)                               3,427                     873              (87,598)               5,475
                                         ------------------      ------------------      ---------------      ---------------
Change in unrealized appreciation
   (depreciation) during the year                    (6,200)                 (1,809)             187,397                5,205
                                         ------------------      ------------------      ---------------      ---------------
Net increase (decrease) in
   net assets from operations            $           (2,176)     $             (142)     $       112,275      $        10,359
                                         ==================      ==================      ===============      ===============

                                                                TEMPLETON              TEMPLETON
                                      RYDEX VARIABLE         DEVELOPING MARKETS        DEVELOPING            TEMPLETON FOREIGN
                                       TRUST SECTOR          SECURITIES FUND -      MARKETS SECURITIES        SECURITIES FUND -
                                      ROTATION FUND              CLASS 1              FUND - CLASS 2             CLASS 1
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $            -        $           12,568      $            23,844      $           348,591
Expenses:
   Mortality and expense fees                   13,051                  12,950                   24,281                  312,203
   Administrative fees                             168                   1,288                      352                   31,062
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (13,219)                 (1,670)                    (789)                   5,326
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
     on sale of fund shares                     46,953                  79,205                  139,548                1,303,632
   Realized gain distributions                  42,580                     -                        -                        -
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                         89,533                  79,205                  139,548                1,303,632
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year               12,291                 145,716                  314,704                3,285,952
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $         88,605      $          223,251      $           453,463      $         4,594,910
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      TEMPLETON FOREIGN      TEMPLETON GLOBAL         TEMPLETON GLOBAL         TEMPLETON GLOBAL
                                      SECURITIES FUND -      ASSET ALLOCATION         ASSET ALLOCATION        INCOME SECURITIES
                                           CLASS 2            FUND - CLASS 1           FUND - CLASS 2           FUND - CLASS 1
                                      -----------------     ------------------      -------------------      -------------------
Income:
   Dividends                          $          95,489     $        2,951,758      $           135,433      $           144,239
Expenses:
   Mortality and expense fees                    94,765                506,320                   25,356                   58,297
   Administrative fees                            3,095                 50,375                      265                    5,800
                                      -----------------     ------------------      -------------------      -------------------
Net investment income (loss)                     (2,371)             2,395,063                  109,812                   80,142
                                      -----------------     ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      (124,114)             1,651,697                   22,599                  156,258
   Realized gain distributions                      -                2,553,107                  121,071                      -
                                      -----------------     ------------------      -------------------      -------------------
   Realized gain (loss)                        (124,114)             4,204,804                  143,670                  156,258
                                      -----------------     ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year             1,515,605                678,146                  125,585                  277,546
                                      -----------------     ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $       1,389,120     $        7,278,013      $           379,067      $           513,946
                                      =================     ==================      ===================      ===================

                                      TEMPLETON GROWTH      TEMPLETON GROWTH           VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -        EQUITY AND INCOME            WANGER
                                            CLASS 1               CLASS 2           PORTFOLIO - CLASS II    INTERNATIONAL SELECT
                                      -----------------     ------------------      --------------------    --------------------
Income:
   Dividends                          $       1,342,453     $          151,479      $                -      $             18,814
Expenses:
   Mortality and expense fees                 1,134,136                144,460                       178                  89,506
   Administrative fees                          112,838                  2,440                       -                     1,496
                                      -----------------     ------------------      --------------------    --------------------
Net investment income (loss)                     95,479                  4,579                      (178)                (72,188)
                                      -----------------     ------------------      --------------------    --------------------
Realized gains (losses)
    on investments
    Realized gain (loss)
    on sale of fund shares                    1,435,290                188,645                         2                 129,464
    Realized gain distributions               3,307,804                422,010                       -                       -
                                      -----------------     ------------------      --------------------    --------------------
    Realized gain (loss)                      4,743,094                610,655                         2                 129,464
                                      -----------------     ------------------      --------------------    --------------------
Change in unrealized appreciation
   (depreciation) during the year            12,152,249              1,560,206                     2,879               2,072,717
                                      -----------------     ------------------      --------------------    --------------------
Net increase (decrease) in net
   assets from operations             $      16,990,822     $        2,175,440      $              2,703    $          2,129,993
                                      =================     ==================      ====================    ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                            WANGER
                                      INTERNATIONAL SMALL                             WANGER U.S.
                                             CAP               WANGER SELECT      SMALLER COMPANIES
                                      -------------------     ---------------     -----------------
Income:
   Dividends                          $           375,771     $        30,021     $         193,830
Expenses:
   Mortality and expense fees                     809,064              93,765               973,670
   Administrative fees                              7,375               1,440                11,432
                                      -------------------     ---------------     -----------------
Net investment income (loss)                     (440,668)            (65,184)             (791,272)
                                      -------------------     ---------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      7,715,230              469,892            13,450,062
   Realized gain distributions                       -                249,258             2,734,155
                                      -------------------     ---------------     -----------------
   Realized gain (loss)                         7,715,230             719,150            16,184,217
                                      -------------------     ---------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year              12,409,248             583,694           (10,490,044)
                                      -------------------     ---------------     -----------------
Net increase (decrease) in net
   assets from operations             $        19,683,810     $     1,237,660     $       4,902,901
                                      ===================     ===============     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                   AIM V.I. CAPITAL APPRECIATION                   AIM V.I. CORE EQUITY
                                                          FUND - CLASS I                               FUND - CLASS I
                                              ------------------------------------         -------------------------------------
                                                   2006                   2005                  2006                 2005
                                                   ----                   ----                  ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (40,993)          $    (30,678)           $    (4,846)        $        -
      Realized gains (losses)                        10,455                 22,159                 (3,453)                 -
      Unrealized appreciation
         (depreciation) during the year             202,357                219,949                105,945                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net assets
   from operations                                  171,819                211,430                 97,646                  -
                                               ------------           ------------            -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            556,942                441,657                 14,499                  -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     805,257                368,774              1,333,415                  -
      Transfers for contract
         benefits and terminations                 (579,267)              (375,040)              (143,242)                 -
      Contract maintenance charges                   (6,807)                (3,299)                (1,615)                 -
      Net change to contracts in
         payout period                                   (5)                   (56)                     -                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                     776,120                432,036              1,203,057                  -
                                               ------------           ------------            -----------         ------------
         Total increase (decrease)
            in net assets                           947,939                643,466              1,300,703                  -

Net assets at beginning of period                 2,824,309              2,180,843                      -                  -
                                               ------------           ------------            -----------         ------------
Net assets at end of period                   $   3,772,248           $  2,824,309            $ 1,300,703         $        -
                                              =============           ============            ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                  AIM V.I. MID CAP CORE EQUITY                ALGER AMERICAN LEVERAGED ALLCAP
                                                        FUND - CLASS I                               PORTFOLIO - CLASS O
                                             ---------------------------------------        ----------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)           $      (54,576)           $     (47,697)       $    (47,370)          $  (46,479)
      Realized gains (losses)                       846,571                  202,636             185,367              234,742
      Unrealized appreciation
         (depreciation) during the year             (74,330)                 (13,087)            453,258              233,416
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                  717,665                  141,852             591,255              421,679
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
         contract owners                             23,625                   31,203             106,591              232,789
      Transfers between Investment
         Options (including
         Guaranteed Interest
         Account), net                             (180,735)                 381,514               2,188             (366,332)
      Transfers for contract
         benefits and terminations                 (469,083)                (264,552)           (767,714)            (696,417)
      Contract maintenance charges                   (1,458)                  (2,143)             (7,867)              (9,249)
      Net change to contracts in
         payout period                               (1,454)                       -                (526)              (5,120)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (629,105)                 146,022            (667,328)            (844,329)

Increase (decrease) in amounts
   retained in PHLVIC Universal
   Life Separate Account, net                    (4,768,588)                 251,142                 -                    -
                                             --------------            -------------        ------------           ----------
         Total increase (decrease)
            in net assets                        (4,680,028)                 539,016             (76,073)            (422,650)

Net assets at beginning of period                 6,625,890                6,086,874           3,790,026            4,212,676
                                             --------------            -------------        ------------           ----------
Net assets at end of period                 $     1,945,862          $     6,625,890        $  3,713,953           $3,790,026
                                            ===============          ===============        ============           ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                    DWS EQUITY 500 INDEX FUND                 FEDERATED FUND FOR U.S. GOVERNMENT
                                                         VIP - CLASS A                                  SECURITIES II
                                             ---------------------------------------        --------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      (14,683)           $      18,770        $    523,953           $  541,281
      Realized gains (losses)                       437,841                  356,492              19,352               16,715
      Unrealized appreciation
         (depreciation) during the year             691,245                 (118,692)              4,262             (421,300)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                1,114,403                  256,570             547,567              136,696
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
           contract owners                          962,420                  548,944           2,187,558            2,111,841
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     815,273                  443,100           1,904,019            1,163,798
      Transfers for contract
           benefits and terminations             (2,948,415)              (2,077,683)         (3,955,482)          (5,260,860)
      Contract maintenance charges                  (24,865)                 (17,811)            (32,186)             (49,722)
      Net change to contracts in
          payout period                                (338)                     259             (11,845)             (18,162)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                  (1,195,925)              (1,103,191)             92,064            (2,053,105)
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                           (81,522)                (846,621)            639,631            (1,916,409)

Net assets at beginning of period                 8,488,558                9,335,179          19,120,078            21,036,487
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    8,407,036            $   8,488,558        $ 19,759,709           $19,120,078
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             FEDERATED HIGH INCOME BOND FUND II -           FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                        PRIMARY SHARES                                   SERVICE CLASS
                                             ---------------------------------------      ----------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      403,294           $      318,950        $    (44,407)          $  (260,993)
      Realized gains (losses)                        15,273                   52,330           2,586,740               830,814
      Unrealized appreciation
         (depreciation) during the year              76,503                 (289,916)            181,231             2,890,548
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net assets
   from operations                                  495,070                   81,364           2,723,564             3,460,369
                                             --------------            -------------        ------------           -----------
Contract transactions:
      Payments received from
         contract owners                             91,516                  269,690             697,648               974,501
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     488,045                1,367,965           5,861,823             6,818,965
      Transfers for contract
         benefits and terminations               (1,232,563)              (1,048,094)         (5,030,374)           (4,009,537)
      Contract maintenance charges                   (7,273)                  (7,404)            (26,980)              (34,709)
      Net change to contracts in
         payout period                               (1,533)                  (3,691)             (1,484)               (1,355)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
      transactions                                 (661,808)                 578,466           1,500,633             3,747,865
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                          (166,738)                 659,830           4,224,197             7,208,234

Net assets at beginning of period                 5,707,474                5,047,644          25,307,260            18,099,026
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    5,540,736            $   5,707,474        $ 29,531,457           $25,307,260
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH OPPORTUNITIES           FIDELITY VIP GROWTH
                                                  PORTFOLIO - SERVICE CLASS            PORTFOLIO - SERVICE CLASS
                                             ----------------------------------    ---------------------------------
                                                 2006                  2005            2006                  2005
                                                 ----                  ----            ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $  (19,037)          $   (7,245)     $   (48,344)         $   (53,294)
      Realized gains (losses)                     22,000               23,924          287,087              187,184
      Unrealized appreciation
         (depreciation) during the year          141,345               97,248            7,793               87,803
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   from operations                               144,308              113,927          246,536              221,693
                                              ----------           ----------      -----------          -----------
Contract transactions:
      Payments received from
         contract owners                         674,786              278,507          108,897              371,559
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           647,540              493,302         (567,240)            (989,855)
      Transfers for contract
         benefits and terminations              (401,156)            (174,432)      (1,158,488)          (1,027,518)
      Contract maintenance charges                (5,087)              (4,159)          (9,986)             (14,152)
      Net change to contracts in
         payout period                                49                   28           (1,272)               2,791
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions          916,132              593,246       (1,628,089)          (1,657,175)
                                              ----------           ----------      -----------          -----------
         Total increase (decrease)
            in net assets                      1,060,440              707,173       (1,381,553)          (1,435,482)

Net assets at beginning of period              1,880,771            1,173,598        5,721,731            7,157,213
                                              ----------           ----------      -----------          -----------
Net assets at end of period                   $2,941,211           $1,880,771      $ 4,340,178          $ 5,721,731
                                              ==========           ==========      ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  FRANKLIN INCOME SECURITIES           LAZARD RETIREMENT SMALL CAP
                                                         FUND - CLASS 2                 PORTFOLIO - SERVICE SHARES
                                              ----------------------------------     ---------------------------------
                                                  2006                   2005            2006                 2005
                                                  ----                   ----            ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $   (2,407)           $       -        $   (58,368)         $   (45,089)
      Realized gains (losses)                       2,935                    -           1,198,795              389,947
      Unrealized appreciation
         (depreciation) during the year            44,481                    -            (167,692)             90,946
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   from operations                                 45,009                    -             972,735             435,804
                                               ----------            ------------     ------------         -----------
Contract transactions:
      Payments received from contract owners    1,154,515                    -              17,682              14,474
      Transfers between Investment Options
         (including Guaranteed Interest
          Account), net                           380,830                    -              21,958             296,482
      Transfers for contract
         benefits and terminations               (219,329)                   -            (221,513)            (82,353)
      Contract maintenance charges                   (166)                   -              (1,798)             (1,044)
      Net change to contracts in
         payout period                                -                      -                 (93)                134
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   resulting from contract transactions         1,315,850                    -            (183,764)            227,693

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                       -                      -          (5,552,133)          4,657,542
                                               ----------            ------------     ------------         -----------
         Total increase (decrease)
            in net assets                       1,360,859                    -          (4,763,162)          5,321,039

Net assets at beginning of period                     -                      -           5,321,039                -
                                               ----------            ------------     ------------         -----------
Net assets at end of period                    $1,360,859            $       -        $    557,877         $ 5,321,039
                                               ==========            ============     ============         ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT BOND-DEBENTURE          LORD ABBETT GROWTH AND INCOME
                                                       PORTFOLIO - CLASS VC                PORTFOLIO - CLASS VC
                                                ---------------------------------    -----------------------------------
                                                    2006                 2005              2006                 2005
                                                    ----                 ----              ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  118,130           $  239,343       $    (5,281)         $    20,607
      Realized gains (losses)                       301,862               65,920           432,896              574,605
      Unrealized appreciation (depreciation)
         during the year                            125,097             (100,883)        1,152,821              (32,688)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                  545,089              204,380         1,580,436              562,524
                                                 ----------           ----------       -----------          -----------
Contract transactions:
      Payments received from contract owners        101,998               89,100         1,062,649              502,002
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              420,440            3,236,082         1,490,094            9,458,605
      Transfers for contract
         benefits and terminations                 (738,055)            (236,870)       (2,264,268)            (676,530)
      Contract maintenance charges                   (3,728)              (2,373)          (18,075)              (4,749)
      Net change to contracts in payout period           14                  683              (560)                (674)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions            (219,331)           3,086,622           269,840            9,278,654

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                  (2,938,852)           2,650,057               -                    -
                                                 ----------           ----------       -----------          -----------
         Total increase (decrease)
            in net assets                        (2,613,094)           5,941,059         1,850,276            9,841,178

Net assets at beginning of period                 5,941,059                  -           9,841,178                  -
                                                 ----------           ----------       -----------          -----------
Net assets at end of period                      $3,327,965           $5,941,059       $11,691,454          $ 9,841,178
                                                 ==========           ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT MID-CAP VALUE        MUTUAL SHARES SECURITIES
                                                      PORTFOLIO - CLASS VC                FUND - CLASS 2
                                                   --------------------------     ------------------------------
                                                       2006           2005             2006             2005
                                                       ----           ----             ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                  $  (49,670)   $  (23,695)      $     2,057      $   (39,262)
      Realized gains (losses)                          639,735       381,926           459,097           92,500
      Unrealized appreciation (depreciation)
         during the year                               (25,256)      215,729         1,485,269          844,953
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   from operations                                     564,809       573,960         1,946,423          898,191
                                                    ----------    ----------       -----------      -----------
Contract transactions:
      Payments received from
         contract owners                                71,313        98,931         1,422,497          299,006
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                (558,562)    4,502,442         2,866,862        2,839,674
      Transfers for contract
         benefits and terminations                    (988,511)     (512,381)       (2,208,309)      (1,657,804)
      Contract maintenance charges                      (5,113)       (2,888)          (11,753)         (13,790)
      Net change to contracts in payout period             (29)          229             8,340           (1,470)
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   resulting from contract transactions             (1,480,902)    4,086,333         2,077,637        1,465,616

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      (1,789,816)    1,604,858               -                -
                                                    ----------    ----------       -----------      -----------
         Total increase (decrease) in net assets    (2,705,909)    6,265,151         4,024,060        2,363,807

Net assets at beginning of period                    6,265,151           -          10,855,419        8,491,612
                                                    ----------    ----------       -----------      -----------
Net assets at end of period                         $3,559,242    $6,265,151       $14,879,479      $10,855,419
                                                    ==========    ==========       ===========      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      NEUBERGER BERMAN AMT FASCIANO     NEUBERGER BERMAN AMT GUARDIAN
                                                           PORTFOLIO - S CLASS             PORTFOLIO - S CLASS
                                                      -----------------------------    ------------------------------
                                                         2006                  2005         2006               2005
                                                         ----                  ----         ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (88)             $  -        $    (6)              $  -
      Realized gains (losses)                              717                 -             10                  -
      Unrealized appreciation (depreciation)
         during the year                                   510                 -            675                  -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets
   from operations                                       1,139                 -            679                  -
                                                       -------              -------     -------               -------
Contract transactions:
   Payments received from contract owners                2,808                 -            -                    -
   Transfers between Investment Options
      (including Guaranteed Interest Account), net      24,802                 -         12,003                  -
   Transfers for contract
      benefits and terminations                           (261)                -           (122)                 -
   Contract maintenance charges                              -                 -            -                    -
   Net change to contracts in payout period                  -                 -            -                    -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets resulting
   from contract transactions                           27,349                 -         11,881                  -
                                                       -------              -------     -------               -------
         Total increase (decrease) in net assets        28,488                 -         12,560                  -

Net assets at beginning of period                            -                 -            -                    -
                                                       -------              -------     -------               -------
Net assets at end of period                            $28,488              $  -        $12,560               $  -
                                                       =======              =======     =======               =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     OPPENHEIMER CAPITAL APPRECIATION    OPPENHEIMER GLOBAL SECURITIES
                                                         FUND/VA - SERVICE SHARES          FUND/VA - SERVICE SHARES
                                                     --------------------------------    ------------------------------
                                                        2006                   2005         2006                 2005
                                                        ----                   ----         ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                    $    (31)               $  -        $   (167)             $  -
      Realized gains (losses)                             (228)                  -              10                 -
      Unrealized appreciation (depreciation)
         during the year                                    10                   -           3,215                 -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets
   from operations                                        (249)                  -           3,058                 -
                                                      --------                -------     --------              -------
Contract transactions:
      Payments received from
         contract owners                                 1,650                   -          18,439                 -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                  18,747                   -          92,047                 -
      Transfers for contract
         benefits and terminations                     (12,948)                  -            (231)                -
      Contract maintenance charges                         -                     -             -                   -
      Net change to contracts in payout period             -                     -             -                   -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets resulting
   from contract transactions                            7,449                   -         110,255                 -
                                                      --------                -------     --------              -------
         Total increase (decrease) in net assets         7,200                   -         113,313                 -

Net assets at beginning of period                          -                     -             -                   -
                                                      --------                -------     --------              -------
Net assets at end of period                           $  7,200                $  -        $113,313              $  -
                                                      ========                =======     ========              =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       OPPENHEIMER MAIN STREET SMALL
                                                        CAP FUND/VA - SERVICE SHARES       PHOENIX CAPITAL GROWTH SERIES
                                                       -----------------------------     --------------------------------
                                                         2006                 2005            2006             2005
                                                         ----                 ----            ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                      $   (37)             $  -         $ (1,689,116)     $ (2,438,348)
      Realized gains (losses)                                 1                 -           (1,053,687)       (6,254,143)
      Unrealized appreciation (depreciation)
         during the year                                    631                 -            4,581,257        11,638,438
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   from operations                                          595                 -            1,838,454         2,945,947
                                                        -------              -------      ------------      ------------
Contract transactions:
      Payments received from
         contract owners                                  3,294                 -            2,651,616         3,076,057
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                   20,936                 -           (8,639,708)      (21,665,365)
      Transfers for contract
         benefits and terminations                          -                   -          (33,946,403)      (36,955,718)
      Contract maintenance charges                         (3)                  -             (254,500)         (326,047)
      Net change to contracts in payout period              -                   -                   59            10,689
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   resulting from contract transactions                  24,227                 -          (40,188,936)      (55,860,384)
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net              -                   -                  -          (2,947,821)
                                                        -------              -------      ------------      ------------
         Total increase (decrease) in net assets         24,822                 -          (38,350,482)      (55,862,258)

Net assets at beginning of period                           -                   -          185,517,961       241,380,219
                                                        -------              -------      ------------      ------------
Net assets at end of period                             $24,822              $  -         $147,167,479      $185,517,961
                                                        =======              =======      ============      ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       PHOENIX GROWTH AND INCOME SERIES       PHOENIX MID-CAP GROWTH SERIES
                                                      -----------------------------------     -----------------------------
                                                           2006                  2005              2006             2005
                                                           ----                  ----              ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (32,524)          $   (85,696)     $  (105,658)      $ (109,956)
      Realized gains (losses)                              450,052             1,031,063            8,713         (628,683)
      Unrealized appreciation (depreciation)
         during the year                                 1,960,174              (368,994)         216,321          922,249
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets
   from operations                                       2,377,702               576,373          119,376          183,610
                                                       -----------           -----------      -----------       ----------
Contract transactions:
      Payments received from
         contract owners                                   669,010             1,012,354          286,042          287,252
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                     633,245            (1,667,806)       9,691,665       (1,791,993)
      Transfers for contract
         benefits and terminations                      (3,374,215)           (4,259,344)      (2,350,656)      (1,525,419)
      Contract maintenance charges                         (23,381)              (25,711)         (19,348)         (19,486)
      Net change to contracts in payout period                (311)               (1,571)           2,962            6,269
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (2,095,652)           (4,942,078)       7,610,665       (3,043,377)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net                -               (5,825,071)            -                -
                                                       -----------           -----------      -----------       ----------
          Total increase (decrease) in net assets          282,050           (10,190,776)       7,730,041       (2,859,767)

Net assets at beginning of period                       17,067,493            27,258,269        7,747,412       10,607,179
                                                       -----------           -----------      -----------       ----------
Net assets at end of period                            $17,349,543           $17,067,493      $15,477,453       $7,747,412
                                                       ===========           ===========      ===========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                      PHOENIX MULTI-SECTOR FIXED
                                                 PHOENIX MONEY MARKET SERIES                INCOME SERIES
                                               -------------------------------     ---------------------------------
                                                    2006               2005             2006               2005
                                                    ----               ----             ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   813,308       $   313,833       $ 1,610,477        $  1,763,955
      Realized gains (losses)                           -                 -            (318,200)           (452,155)
      Unrealized appreciation (depreciation)
         during the year                                -                 -             920,896          (1,115,930)
                                                -----------       -----------       -----------        ------------
Net increase (decrease) in net assets
   from operations                                  813,308           313,833         2,213,173             195,870
                                                -----------       -----------       -----------        ------------
Contract transactions:
      Payments received from contract owners      2,985,435         3,150,145           802,019           1,140,984
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           15,633,572         6,206,675            27,547          (1,407,061)
      Transfers for contract
         benefits and terminations              (23,081,304)       (8,407,883)      (10,770,311)        (11,372,911)
      Contract maintenance charges                  (59,281)          (66,169)          (41,573)            (54,723)
      Net change to contracts in
         payout period                                 (243)           27,914            37,708              (2,970)
                                                -----------       -----------       -----------        ------------

Net increase (decrease) in net assets
   resulting from contract transactions          (4,521,821)          910,682        (9,944,610)        (11,696,681)
                                                -----------       -----------       -----------        ------------
          Total increase (decrease)
             in net assets                       (3,708,513)        1,224,515        (7,731,437)        (11,500,811)

Net assets at beginning of period                27,445,157        26,220,642        46,691,625          58,192,436
                                                -----------       -----------       -----------        ------------
Net assets at end of period                     $23,736,644       $27,445,157       $38,960,188        $ 46,691,625
                                                ===========       ===========       ===========        ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                PHOENIX MULTI-SECTOR SHORT
                                                     TERM BOND SERIES            PHOENIX STRATEGIC ALLOCATION SERIES
                                              ------------------------------     -----------------------------------
                                                    2006               2005           2006                  2005
                                                    ----               ----           ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $  122,091         $   71,642      $  2,278,305         $  2,137,872
      Realized gains (losses)                       7,076             (2,795)       23,301,791            7,349,901
      Unrealized appreciation (depreciation)
         during the year                           26,603            (66,946)       (7,281,985)          (8,856,518)
                                               ----------         ----------      ------------         ------------
Net increase (decrease) in net assets
   from operations                                155,770              1,901        18,298,111              631,255
                                               ----------         ----------      ------------         ------------
Contract transactions:
      Payments received from
         contract owners                           99,875            126,259         1,637,928            2,548,588
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            723,739          1,607,879        (8,471,654)          (7,892,090)
      Transfers for contract
         benefits and terminations               (678,519)          (410,511)      (31,112,937)         (34,781,605)
      Contract maintenance charges                 (3,014)              (977)         (140,425)            (177,632)
      Net change to contracts in
         payout period                                -                  -               1,727              134,648
                                               ----------         ----------      ------------         ------------

Net increase (decrease) in net assets
   resulting from contract transactions           142,081          1,322,650       (38,085,361)         (40,168,091)
                                               ----------         ----------      ------------         ------------
          Total increase (decrease)
             in net assets                        297,851          1,324,551       (19,787,250)         (39,536,836)

Net assets at beginning of period               3,411,360          2,086,809       183,938,985          223,475,821
                                               ----------         ----------      ------------         ------------
Net assets at end of period                    $3,709,211         $3,411,360      $164,151,735         $183,938,985
                                               ==========         ==========      ============         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               PHOENIX-ABERDEEN INTERNATIONAL        PHOENIX-ALGER SMALL-CAP
                                                           SERIES                            GROWTH SERIES
                                               -------------------------------     -----------------------------
                                                     2006            2005              2006              2005
                                                     ----            ----              ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   509,626       $ 1,371,080       $  (59,242)      $  (44,390)
      Realized gains (losses)                     2,143,622         2,964,661        1,337,379          379,979
      Unrealized appreciation (depreciation)
         during the year                         10,195,332         3,440,198         (282,978)        (196,521)
                                                -----------       -----------       ----------       ----------
Net increase (decrease) in net assets
   from operations                               12,848,580         7,775,939          995,159          139,068
                                                -----------       -----------       ----------       ----------
Contract transactions:
      Payments received from
         contract owners                          1,187,255           735,858           36,426          129,051
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           10,426,172        (1,191,521)       4,197,475          (59,932)
      Transfers for contract
         benefits and terminations              (10,626,801)       (9,324,679)        (408,996)        (224,180)
      Contract maintenance charges                  (55,700)          (60,926)          (3,953)          (1,081)
      Net change to contracts in
         payout period                               (1,499)           (2,452)          (1,936)          (1,848)
                                                -----------       -----------       ----------       ----------

Net increase (decrease) in net assets
   resulting from contract transactions             929,427        (9,843,720)       3,819,016         (157,990)
                                                -----------       -----------       ----------       ----------
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -          (8,780,742)      (3,301,284)         326,592
                                                -----------       -----------       ----------       ----------
          Total increase (decrease)
             in net assets                       13,778,007       (10,848,523)       1,512,891          307,670

Net assets at beginning of period                51,692,515        62,541,038        3,898,085        3,590,415
                                                -----------       -----------       ----------       ----------
Net assets at end of period                     $65,470,522       $51,692,515       $5,410,976       $3,898,085
                                                ===========       ===========       ==========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-DUFF & PHELPS REAL           PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ESTATE SECURITIES SERIES                 SERIES: AGGRESSIVE GROWTH
                                               -------------------------------       -------------------------------------
                                                    2006                 2005           2006                      2005
                                                    ----                 ----           ----                      ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     4,132        $   105,074        $  2,785                 $     -
      Realized gains (losses)                     3,506,145          2,404,494              (3)                      -
      Unrealized appreciation (depreciation)
         during the year                          4,391,856            335,843           1,156                       -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   from operations                                7,902,133          2,845,411           3,938                       -
                                                -----------        -----------        --------                 ----------
Contract transactions:
      Payments received from
         contract owners                            712,789            812,154         115,014                       -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            1,455,730          1,291,029             -                         -
      Transfers for contract
         benefits and terminations               (5,218,634)        (3,751,380)            -                         -
      Contract maintenance charges                  (35,914)           (26,838)            -                         -
      Net change to contracts in
         payout period                                6,882             33,158             -                         -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   resulting from contract transactions          (3,079,147)        (1,641,877)        115,014                       -

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -                  -           225,226                       -
                                                -----------        -----------        --------                 ----------
          Total increase (decrease)
             in net assets                        4,822,986          1,203,534         344,178                       -

Net assets at beginning of period                23,690,329         22,486,795             -                         -
                                                -----------        -----------        --------                 ----------
Net assets at end of period                     $28,513,315        $23,690,329        $344,178                 $     -
                                                ===========        ===========        ========                 ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-S&P DYNAMIC ASSET         PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ALLOCATION SERIES: GROWTH                    SERIES: MODERATE
                                               ------------------------------     --------------------------------------
                                                     2006             2005            2006                        2005
                                                     ----             ----            ----                        ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     2,753        $    -           $    5,267                  $    -
      Realized gains (losses)                             4             -                3,136
      Unrealized appreciation (depreciation)
         during the year                               (901)            -                  583                       -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   from operations                                    1,856             -                8,986                       -
                                                -----------        ---------        ----------                  ---------

Contract transactions:
      Payments received from contract owners             59             -              199,473                       -
      Transfers between Investment Options
         (including Guaranteed Interest
            Account), net                            20,269             -                8,595                       -
      Transfers for contract
         benefits and terminations                      -               -               (2,175)                      -
      Contract maintenance charges                      (35)            -                  -                         -
      Net change to contracts in payout period          -               -                  -                         -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   resulting from contract transactions              20,293             -              205,893                       -
                                                -----------        ---------        ----------                  ---------

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      219,950             -              211,384                       -
                                                -----------        ---------        ----------                  ---------
         Total increase (decrease) in
            net assets                              242,099             -              426,263                       -

Net assets at beginning of period                       -               -                  -                         -
                                                -----------        ---------        ----------                  ---------
Net assets at end of period                     $   242,099        $    -           $  426,263                  $    -
                                                ===========        =========        ==========                  =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-S&P DYNAMIC ASSET             PHOENIX-SANFORD BERNSTEIN MID-CAP
                                              ALLOCATION SERIES: MODERATE GROWTH                VALUE SERIES
                                              ----------------------------------       ---------------------------------
                                                    2006                  2005               2006                 2005
                                                    ----                  ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    9,321              $     -          $  (173,931)         $  (250,215)
      Realized gains (losses)                       2,668                    -            3,268,283            2,095,465
      Unrealized appreciation (depreciation)
         during the year                           62,527                    -             (537,568)            (500,834)
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                 74,516                    -            2,556,784            1,344,416
                                               ----------              ----------       -----------          -----------
Contract transactions:
      Payments received from
         contract owners                          732,427                    -              703,730              730,755
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            263,275                    -             (534,581)           1,230,681
      Transfers for contract
         benefits and terminations                 (5,682)                   -           (3,604,514)          (3,229,461)
      Contract maintenance charges                    (70)                   -              (26,293)             (23,392)
      Net change to contracts in
         payout period                               -                       -                  523                5,199
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions           989,950                    -           (3,461,135)          (1,286,218)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                   217,559                    -                 -                    -
                                               ----------              ----------       -----------          -----------
          Total increase (decrease)
             in net assets                      1,282,025                    -             (904,351)              58,198

Net assets at beginning of period                    -                       -           21,290,457           21,232,259
                                               ----------              ----------       -----------          -----------
Net assets at end of period                    $1,282,025              $     -          $20,386,106          $21,290,457
                                               ==========              ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   PHOENIX-SANFORD BERNSTEIN
                                                    SMALL-CAP VALUE SERIES             PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                               ---------------------------------       ----------------------------------
                                                    2006                 2005               2006                 2005
                                                    ----                 ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $  (119,919)        $  (138,258)        $    55,414         $    (20,111)
      Realized gains (losses)                     2,064,266             819,652           2,742,006              410,048
      Unrealized appreciation (depreciation)
         during the year                           (383,194)            (47,422)           (316,736)             167,582
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   from operations                                1,561,153             633,972           2,480,684              557,519
                                                -----------         -----------         -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            420,741             253,910             241,229              737,764
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              204,852           1,725,521            (594,801)          (1,865,602)
      Transfers for contract
         benefits and terminations               (2,444,415)         (1,889,592)         (2,420,663)          (3,503,944)
      Contract maintenance charges                  (14,353)            (11,352)            (16,125)             (23,734)
      Net change to contracts in
         payout period                                2,361              (1,110)              5,069              (10,859)
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   resulting from contract transactions          (1,830,814)             77,377          (2,785,291)          (4,666,375)
                                                -----------         -----------         -----------         ------------
          Total increase (decrease)
             in net assets                         (269,661)            711,349            (304,607)          (4,108,856)

Net assets at beginning of period                11,482,886          10,771,537          14,269,804           18,378,660
                                                -----------         -----------         -----------         ------------
Net assets at end of period                     $11,213,225         $11,482,886         $13,965,197         $ 14,269,804
                                                ===========         ===========         ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500          PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                             INDEX SERIES                          PORTFOLIO - ADVISOR CLASS
                                                --------------------------------------      --------------------------------------
                                                    2006                      2005                2006                   2005
                                                    ----                      ----              ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  (70,772)              $  (112,048)       $     1,695              $      -
      Realized gains (losses)                        550,730                  352,455               (115)                    -
      Unrealized appreciation
        (depreciation) during the year             1,440,018                   79,924             (4,492)                    -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   from operations                                 1,919,976                  320,331             (2,912)                    -
                                                 -----------              -----------        -----------              -----------
Contract transactions:
       Payments received from
          contract owners                            437,844                  366,186              3,498                     -
       Transfers between Investment Options
          (including Guaranteed Interest
          Account), net                            5,694,930               (1,712,424)            72,843                     -
       Transfers for contract
          benefits and terminations               (3,736,335)              (3,317,607)               (45)                    -
       Contract maintenance charges                  (10,165)                 (16,308)                (1)                    -
       Net change to contracts in
          payout period                              (42,880)                 109,955               -                        -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   resulting from contract transactions            2,343,394               (4,570,198)            76,295                     -
                                                 -----------              -----------        -----------              -----------
         Total increase (decrease)
            in net assets                          4,263,370               (4,249,867)            73,383                     -

Net assets at beginning of period                 16,669,142               20,919,009               -                        -
                                                 -----------              -----------        -----------              -----------
Net assets at end of period                      $20,932,512              $16,669,142        $    73,383              $      -
                                                 ===========              ===========        ===========              ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PIMCO VIT REAL RETURN          PIMCO VIT TOTAL RETURN
                                                PORTFOLIO - ADVISOR CLASS       PORTFOLIO - ADVISOR CLASS
                                                -------------------------      --------------------------
                                                   2006           2005            2006            2005
                                                   ----           ----            ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $    597        $   -          $    794        $    -
      Realized gains (losses)                       3,427            -               873             -
      Unrealized appreciation (depreciation)
         during the year                           (6,200)           -            (1,809)            -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   from operations                                 (2,176)           -              (142)            -
                                                 --------        --------       --------        ---------
Contract transactions:
      Payments received from
         contract owners                                1            -             8,235             -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            131,673            -           198,479             -
      Transfers for contract
         benefits and terminations                   (247)           -           (13,209)            -
      Contract maintenance charges                    -              -                (5)            -
      Net change to contracts in
         payout period                                -              -               -               -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   resulting from contract transactions           131,427            -           193,500             -
                                                 --------        --------       --------        ---------
          Total increase (decrease)
             in net assets                        129,251            -           193,358             -

Net assets at beginning of period                     -              -               -               -
                                                 --------        --------       --------        ---------
Net assets at end of period                      $129,251        $   -          $193,358        $    -
                                                 ========        ========       ========        =========


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                        LONG BOND FUND                         RYDEX VARIABLE TRUST NOVA FUND
                                           -------------------------------------------     ------------------------------------
                                                   2006                     2005                  2006                2005
                                                   ----                     ----                  ----                ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     12,476            $    (30,402)          $      (321)        $     (961)
      Realized gains (losses)                       (87,598)                (14,391)                5,475                 77
      Unrealized appreciation
         (depreciation) during the year             187,397                 (80,833)                5,205              2,784
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net assets
   from operations                                  112,275                (125,626)               10,359              1,900
                                               ------------            ------------           -----------         ----------
Contract transactions:
   Payments received from
      contract owners                                36,799                 181,047                   -               11,741
   Transfers between Investment
      Options (including Guaranteed
      Interest Account), net                       (451,157)                (48,977)                 (512)              (187)
   Transfers for contract
      benefits and terminations                    (517,909)               (150,528)              (28,743)              (268)
   Contract maintenance charges                      (8,080)                 (5,539)                 (252)               (52)
   Net change to contracts in
      payout period                                     -                       -                     -                  -
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (940,347)                (23,997)              (29,507)            11,234
                                               ------------            ------------           -----------         ----------
      Total increase (decrease)
         in net assets                             (828,072)               (149,623)              (19,148)            13,134

Net assets at beginning of period                 1,712,457               1,862,080                76,134             63,000
                                               ------------            ------------           -----------         ----------
Net assets at end of period                    $    884,385            $  1,712,457           $    56,986         $   76,134
                                               ============            ============           ===========         ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      RYDEX VARIABLE TRUST SECTOR            TEMPLETON DEVELOPING MARKETS
                                                            ROTATION FUND                      SECURITIES FUND - CLASS 1
                                                  -----------------------------------     ----------------------------------
                                                          2006             2005                 2006             2005
                                                          ----             ----                 ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $   (13,219)      $     (8,959)        $     (1,670)     $       537
      Realized gains (losses)                             89,533              6,233               79,205           45,864
      Unrealized appreciation (depreciation)
         during the year                                  12,291             94,995              145,716          174,262
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets
   from operations                                        88,605             92,269              223,251          220,663
                                                     -----------       ------------         ------------      -----------
Contract transactions:
   Payments received from
      contract owners                                     10,019             10,128               10,616            3,250
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (131,489)           593,461               76,108          134,481
   Transfers for contract
      benefits and terminations                         (269,363)          (108,356)            (268,537)        (278,577)
   Contract maintenance charges                           (1,693)              (787)                (666)            (688)
   Net change to contracts in payout period                  (18)               (56)                 -                -
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (392,544)           494,390             (182,479)        (141,534)
                                                     -----------       ------------         ------------      -----------

      Total increase (decrease) in net assets           (303,939)           586,659               40,772           79,129

Net assets at beginning of period                      1,131,499            544,840              986,568          907,439
                                                     -----------       ------------         ------------      -----------
Net assets at end of period                          $   827,560       $  1,131,499         $  1,027,340      $   986,568
                                                     ===========       ============         ============      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                             TEMPLETON DEVELOPING
                                                              MARKETS SECURITIES                  TEMPLETON FOREIGN SECURITIES
                                                                FUND - CLASS 2                            FUND - CLASS 1
                                                    ------------------------------------     --------------------------------------
                                                           2006             2005                    2006              2005
                                                           ----             ----                    ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $       (789)    $      1,458            $       5,326     $     (19,266)
      Realized gains (losses)                               139,548          (21,516)               1,303,632         1,041,787
      Unrealized appreciation (depreciation)
         during the year                                    314,704          437,711                3,285,952         1,066,539
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets
   from operations                                          453,463          417,653                4,594,910         2,089,060
                                                       ------------     ------------            -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                        13,434           11,114                   63,678            36,703
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                (61,259)        (105,377)                (250,662)         (492,923)
   Transfers for contract
      benefits and terminations                            (325,787)        (206,794)              (3,003,156)       (3,016,887)
   Contract maintenance charges                                (989)          (1,805)                 (15,232)          (16,563)
   Net change to contracts in payout period                     (46)             (85)                   4,424               (88)
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets resulting
     from contract transactions                            (374,647)        (302,947)              (3,200,948)       (3,489,758)
                                                       ------------     ------------            -------------     -------------

         Total increase (decrease) in net assets             78,816          114,706                1,393,962        (1,400,698)

Net assets at beginning of period                         1,955,275        1,840,569               24,799,750        26,200,448
                                                       ------------     ------------            -------------     -------------
Net assets at end of period                            $  2,034,091     $  1,955,275            $  26,193,712     $  24,799,750
                                                       ============     ============            =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      TEMPLETON FOREIGN SECURITIES            TEMPLETON GLOBAL ASSET ALLOCATION
                                                              FUND - CLASS 2                            FUND - CLASS 1
                                                  -------------------------------------     -------------------------------------
                                                          2006             2005                     2006            2005
                                                          ----             ----                     ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (2,371)    $     (8,446)           $   2,395,063   $   1,047,759
      Realized gains (losses)                             (124,114)        (120,058)               4,204,804       1,481,039
      Unrealized appreciation (depreciation)
         during the year                                 1,515,605          772,499                  678,146      (1,594,205)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets
   from operations                                       1,389,120          643,995                7,278,013         934,593
                                                     -------------     ------------            -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      212,569          549,600                  336,546         145,939
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                   791          442,856                  566,753         (98,773)
   Transfers for contract
      benefits and terminations                         (1,604,949)      (1,196,648)              (6,358,832)     (4,093,761)
   Contract maintenance charges                            (13,338)          (9,398)                 (28,017)        (30,868)
   Net change to contracts in payout period                   (549)            (327)                  (4,489)           (290)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets resulting
   from contract transactions                           (1,405,476)        (213,917)              (5,488,039)     (4,077,753)
                                                     -------------     ------------            -------------   -------------

         Total increase (decrease) in net assets           (16,356)         430,078                1,789,974      (3,143,160)

Net assets at beginning of period                        7,804,801        7,374,723               40,152,552      43,295,712
                                                     -------------     ------------            -------------   -------------
Net assets at end of period                          $   7,788,445     $  7,804,801            $  41,942,526   $  40,152,552
                                                     =============     ============            =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  TEMPLETON GLOBAL ASSET ALLOCATION         TEMPLETON GLOBAL INCOME SECURITIES
                                                            FUND - CLASS 2                              FUND - CLASS 1
                                                -------------------------------------     --------------------------------------
                                                        2006             2005                      2006            2005
                                                        ----             ----                      ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $     109,812     $      61,504            $      80,142    $     248,462
      Realized gains (losses)                            143,670           (36,254)                 156,258           39,077
      Unrealized appreciation (depreciation)
         during the year                                 125,585            20,287                  277,546         (511,090)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   from operations                                       379,067            45,537                  513,946         (223,551)
                                                   -------------     -------------            -------------    -------------
Contract transactions:
   Payments received from
      contract owners                                     18,296            58,353                   71,918           17,631
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (53,986)         (142,466)                  50,439          357,547
   Transfers for contract
      benefits and terminations                         (724,680)         (423,740)                (944,749)        (430,716)
   Contract maintenance charges                           (8,816)           (2,839)                  (3,539)          (3,227)
   Net change to contracts in payout period                 (783)             (133)                    (893)          (1,255)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (769,969)         (510,825)                (826,824)         (60,020)
                                                   -------------     -------------            -------------    -------------
      Total increase (decrease)
         in net assets                                  (390,902)         (465,288)                (312,878)        (283,571)

Net assets at beginning of period                      2,354,468         2,819,756                4,925,885        5,209,456
                                                   -------------     -------------            -------------    -------------
Net assets at end of period                        $   1,963,566     $   2,354,468            $   4,613,007    $   4,925,885
                                                   =============     =============            =============    =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                       TEMPLETON GROWTH SECURITIES               TEMPLETON GROWTH SECURITIES
                                                             FUND - CLASS 1                             FUND - CLASS 2
                                                  -------------------------------------     ------------------------------------
                                                          2006             2005                    2006            2005
                                                          ----             ----                    ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      95,479     $    (139,217)          $       4,579    $    (16,319)
      Realized gains (losses)                            4,743,094           275,875                 610,655          78,779
      Unrealized appreciation (depreciation)
         during the year                                12,152,249         6,323,686               1,560,206         735,585
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   from operations                                      16,990,822         6,460,344               2,175,440         798,045
                                                     -------------     -------------           -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      676,634           477,572               1,410,882         429,991
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (1,779,774)       (1,503,849)                877,390       1,105,022
   Transfers for contract
      benefits and terminations                        (10,651,623)      (11,963,790)             (2,233,954)     (2,121,363)
   Contract maintenance charges                            (57,050)          (61,130)                (19,323)        (16,838)
   Net change to contracts in payout period                 (2,861)            1,361                  (3,138)         (5,618)
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   resulting from contract transactions                (11,814,674)      (13,049,836)                 31,857        (608,806)
                                                     -------------     -------------           -------------   -------------
      Total increase (decrease)
         in net assets                                   5,176,148        (6,589,492)              2,207,297         189,239

Net assets at beginning of period                       89,054,911        95,644,403              11,039,768      10,850,529
                                                     -------------     -------------           -------------   -------------
Net assets at end of period                          $  94,231,059     $  89,054,911           $  13,247,065   $  11,039,768
                                                     =============     =============           =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                        VAN KAMPEN UIF EQUITY AND
                                                       INCOME PORTFOLIO - CLASS II             WANGER INTERNATIONAL SELECT
                                                  -----------------------------------     -------------------------------------
                                                        2006                2005                  2006              2005
                                                        ----                ----                  ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (178)          $     -           $     (72,188)     $      38,399
      Realized gains (losses)                                  2                 -                 129,464             16,567
      Unrealized appreciation (depreciation)
         during the year                                   2,879                 -               2,072,717            707,760
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets
   from operations                                         2,703                 -               2,129,993            762,726
                                                     -----------           ---------         -------------      -------------
Contract transactions:
   Payments received from
      contract owners                                         1                  -                 204,370            168,349
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             92,416                  -               1,527,518            732,510
   Transfers for contract
      benefits and terminations                              -                   -              (1,116,823)          (672,821)
   Contract maintenance charges                              (5)                 -                  (7,748)            (8,708)
   Net change to contracts in payout period                  -                   -                  10,473             (3,163)
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets resulting
   from contract transactions                             92,412                 -                 617,790            216,167
                                                     -----------           ---------         -------------      -------------

         Total increase (decrease) in net assets          95,115                 -               2,747,783            978,893

Net assets at beginning of period                            -                   -               5,879,942          4,901,049
                                                     -----------           ---------         -------------      -------------
Net assets at end of period                          $    95,115           $     -           $   8,627,725      $   5,879,942
                                                     ===========           =========         =============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                     WANGER INTERNATIONAL SMALL CAP                   WANGER SELECT
                                                  ------------------------------------     -------------------------------------
                                                           2006             2005                   2006              2005
                                                           ----             ----                   ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (440,668)   $     (101,870)        $     (65,184)    $     (86,930)
      Realized gains (losses)                             7,715,230         5,564,901               719,150           558,665
      Unrealized appreciation (depreciation)
         during the year                                 12,409,248         5,412,315               583,694           138,455
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   from operations                                       19,683,810        10,875,346             1,237,660           610,190
                                                     --------------    --------------         -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                     1,218,963         1,085,755               140,734           252,815
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (2,784,054)         (651,202)              636,478           251,525
   Transfers for contract
      benefits and terminations                         (11,372,832)      (12,207,223)           (1,698,419)         (695,432)
   Contract maintenance charges                             (68,987)          (64,708)               (9,630)           (6,221)
   Net change to contracts in payout period                  (1,336)             (450)                  225            (2,369)
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (13,008,246)      (11,837,828)             (930,612)         (199,682)
                                                     --------------    --------------         -------------     -------------

      Total increase (decrease) in net assets             6,675,564          (962,482)              307,048           410,508

Net assets at beginning of period                        61,174,978        62,137,460             7,538,289         7,127,781
                                                     --------------    --------------         -------------     -------------
Net assets at end of period                          $   67,850,542    $   61,174,978         $   7,845,337     $   7,538,289
                                                     ==============    ==============         =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                   WANGER U.S. SMALLER COMPANIES
                                                          ---------------------------------------------
                                                                    2006                  2005
                                                                    ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                            $     (791,272)        $   (1,164,319)
      Realized gains (losses)                                     16,184,217             14,555,834
      Unrealized appreciation (depreciation)
         during the year                                         (10,490,044)            (5,128,263)
                                                              --------------         --------------
Net increase (decrease) in net assets
   from operations                                                 4,902,901              8,263,252
                                                              --------------         --------------
Contract transactions:
   Payments received from
      contract owners                                              1,204,951              1,628,871
   Transfers between Investment Options
      (including Guaranteed Interest Account), net                (6,312,157)            (2,867,604)
   Transfers for contract
      benefits and terminations                                  (18,158,940)           (21,407,958)
   Contract maintenance charges                                      (79,902)              (105,150)
   Net change to contracts in payout period                            8,241                  7,956
                                                              --------------         --------------
Net increase (decrease) in net assets resulting
   from contract transactions                                    (23,337,807)           (22,743,885)
                                                              --------------         --------------

         Total increase (decrease) in net assets                 (18,434,906)           (14,480,633)

Net assets at beginning of period                                 88,820,410            103,301,043
                                                              --------------         --------------
Net assets at end of period                                   $   70,385,504         $   88,820,410
                                                              ==============         ==============

                        See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 59 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisors Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap Portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Income Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    AIM V.I. Capital Appreciation Fund - Class I                             $  1,490,091       $    755,065
    AIM V.I. Core Equity Fund - Class I                                         2,066,223            868,013
    AIM V.I. Mid Cap Core Equity Fund - Class I                                   356,943          5,355,442
    Alger American Leveraged AllCap Portfolio - Class O                           661,553          1,376,381
    DWS Equity 500 Index Fund VIP - Class A                                     4,226,743          5,437,656
    Federated Fund for U.S. Government Securities II                            6,213,106          5,597,771
    Federated High Income Bond Fund II - Primary Shares                         1,516,537          1,775,256
    Fidelity VIP Contrafund(R) Portfolio - Service Class                       11,700,578          7,897,120
    Fidelity VIP Growth Opportunities Portfolio - Service Class                 1,521,526            624,499
    Fidelity VIP Growth Portfolio - Service Class                                 384,585          2,061,220
    Franklin Income Securities Fund - Class 2                                   1,545,845            232,269
    Lazard Retirement Small Cap Portfolio - Service Shares                        590,002          5,487,360
    Lord Abbett Bond-Debenture Portfolio - Class VC                               909,625          3,805,491
    Lord Abbett Growth and Income Portfolio - Class VC                          3,726,111          3,092,357
    Lord Abbett Mid-Cap Value Portfolio - Class VC                                823,843          3,785,099
    Mutual Shares Securities Fund - Class 2                                     5,827,559          3,343,549
    Neuberger Berman AMT Fasciano Portfolio - S Class                              28,328                348
    Neuberger Berman AMT Guardian Portfolio - S Class                              12,028                153
    Oppenheimer Capital Appreciation Fund/VA - Service Shares                      20,398             12,980
    Oppenheimer Global Securities Fund/VA - Service Shares                        110,485                397
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares                     24,230                 41
    Phoenix Capital Growth Series                                               9,311,013         51,195,390
    Phoenix Growth and Income Series                                            3,396,054          5,524,837
    Phoenix Mid-Cap Growth Series                                              11,683,185          4,178,448
    Phoenix Money Market Series                                                26,370,679         30,077,448
    Phoenix Multi-Sector Fixed Income Series                                    5,229,719         13,565,447
    Phoenix Multi-Sector Short Term Bond Series                                 1,288,507          1,024,463
    Phoenix Strategic Allocation Series                                        26,587,533         42,217,844
    Phoenix-Aberdeen International Series                                      15,843,842         14,406,544
    Phoenix-Alger Small-Cap Growth Series                                       5,076,293          4,280,317
    Phoenix-Duff & Phelps Real Estate Securities Series                         6,943,728          7,997,983
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth                318,470                670
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                           223,211                166
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate                         519,112            107,952
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth                1,214,207             12,698
    Phoenix-Sanford Bernstein Mid-Cap Value Series                              6,013,667          7,166,390
    Phoenix-Sanford Bernstein Small-Cap Value Series                            3,503,012          3,843,086
    Phoenix-Van Kampen Comstock Series                                          3,380,191          3,875,449
    Phoenix-Van Kampen Equity 500 Index Series                                  7,273,666          5,001,862
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class               82,279              4,096
    PIMCO VIT Real Return Portfolio - Advisor Class                               135,888                438
    PIMCO VIT Total Return Portfolio - Advisor Class                              208,662             13,481
    Rydex Variable Trust Inverse Government Long Bond Fund                        157,859          1,085,809
    Rydex Variable Trust Nova Fund                                                 17,157             46,990
    Rydex Variable Trust Sector Rotation Fund                                     367,210            730,431
    Templeton Developing Markets Securities Fund - Class 1                        276,310            460,497
    Templeton Developing Markets Securities Fund - Class 2                        710,722          1,086,223
    Templeton Foreign Securities Fund - Class 1                                   740,484          3,937,045
    Templeton Foreign Securities Fund - Class 2                                   893,402          2,301,526
    Templeton Global Asset Allocation Fund - Class 1                            6,653,575          7,194,967
    Templeton Global Asset Allocation Fund - Class 2                              276,933            816,099
    Templeton Global Income Securities Fund - Class 1                             489,573          1,236,441
    Templeton Growth Securities Fund - Class 1                                  5,777,797         14,192,561
    Templeton Growth Securities Fund - Class 2                                  3,433,080          2,975,020

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS (CONTINUED)

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    Van Kampen UIF Equity and Income Portfolio - Class II                    $     92,417       $        183
    Wanger International Select                                                 2,710,437          2,165,037
    Wanger International Small Cap                                              4,408,785         17,859,800
    Wanger Select                                                               1,754,993          2,501,793
    Wanger U.S. Smaller Companies                                               5,564,662         26,962,657
                                                                             ------------       ------------
                                                                             $212,684,653       $331,556,555
                                                                             ============       ============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I      1,469,865      (722,436)       747,429     1,359,774      (906,166)      453,608
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I               2,054,487      (857,145)     1,197,342             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I         127,461    (4,621,371)    (4,493,910)      618,842      (472,326)      146,516
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
   Portfolio - Class O                              904,824    (1,795,668)      (890,844)      962,335    (2,376,982)   (1,414,647)
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A           3,457,002    (4,392,970)      (935,968)    2,600,210    (3,586,822)     (986,612)
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                  4,562,035    (4,343,221)       218,814     4,872,246    (6,511,250)   (1,639,004)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
   Fund II - Primary Shares                         817,802    (1,337,192)      (519,390)    2,445,765    (1,959,803)      485,962
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
   Portfolio - Service Class                      7,207,740    (5,974,392)     1,233,348     9,800,257    (5,799,685)    4,000,572
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio - Service Class                      1,682,886      (739,246)       943,640     1,177,263      (544,377)      632,886
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
   Portfolio - Service Class                        509,628    (2,804,862)    (2,295,234)    1,200,128    (3,831,002)   (2,630,874)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2         1,452,223      (214,570)     1,237,653             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
   Portfolio - Service Shares                       117,758    (4,540,649)    (4,422,891)    5,019,112      (150,659)    4,868,453
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
   Portfolio - Class VC                             682,057    (3,478,953)    (2,796,896)    6,236,639      (419,803)    5,816,836
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
   Portfolio - Class VC                           2,861,196    (2,613,192)       248,004    10,330,562      (943,753)    9,386,809
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
   Portfolio - Class VC                             489,618    (3,311,217)    (2,821,599)    6,643,607      (853,476)    5,790,131
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2           3,268,483    (1,876,181)     1,392,302     2,311,625    (1,344,740)      966,885
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano
   Portfolio - S Class                               29,834          (274)        29,560             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
   Portfolio - S Class                               12,009          (121)        11,888             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
   Fund/VA - Service Shares                          19,665       (12,554)         7,111             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
   Fund/VA - Service Shares                         107,140          (230)       106,910             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
   Fund/VA - Service Shares                          24,350            (3)        24,347             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     3,811,109    (8,829,211)    (5,018,102)      875,459   (15,790,248)   14,914,789)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  2,557,664    (4,148,366)    (1,590,702)    3,651,238   (12,591,577)   (8,940,339)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                     8,986,481    (3,174,633)     5,811,848       573,223    (3,026,294)   (2,453,071)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      11,801,794   (15,302,370)    (3,500,576)   14,082,866   (10,483,007)    3,599,859
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series          1,125,815    (3,014,886)    (1,889,071)    1,338,421    (3,924,748)   (2,586,327)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series       1,047,768      (911,655)       136,113     1,831,458      (566,887)    1,264,571
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 411,144    (7,153,309)    (6,742,165)      761,410    (8,481,875)   (7,720,465)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             6,787,921    (5,065,756)     1,722,165     1,202,369    (9,586,429)   (8,384,060)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series             2,560,270    (2,164,395)       395,875       271,250      (386,421)     (115,171)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                              1,015,827    (1,687,590)      (671,763)    1,536,526    (1,706,487)     (169,961)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth                        107,371             -        107,371             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth                                    20,448           (35)        20,413             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate                                 313,423      (105,793)       207,630             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth                          998,123        (5,623)       992,500             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
   Value Series                                   1,933,645    (3,799,013)    (1,865,368)    2,629,072    (3,436,591)     (807,519)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
   Value Series                                     928,495    (1,804,722)      (876,227)    1,803,450    (1,747,942)       55,508
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  565,438    (2,365,888)    (1,800,450)      780,634    (4,112,995)   (3,332,361)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series        5,632,079    (4,145,677)     1,486,402     1,278,119    (5,401,210)   (4,123,091)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
   Portfolio - Advisor Class                         78,288        (4,279)        74,009             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
   Portfolio - Advisor Class                        129,022          (238)       128,784             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
   Portfolio - Advisor Class                        203,484       (13,003)       190,481             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
   Government Long Bond Fund                        131,521    (1,159,915)    (1,028,394)      278,096      (304,058)      (25,962)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       11,310       (31,036)       (19,726)        8,852          (502)        8,350
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund           213,358      (481,368)      (268,010)      473,662      (106,330)      367,332
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 1                        201,445      (350,229)      (148,784)      165,804      (298,693)     (132,889)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 2                        520,833      (796,505)      (275,672)       16,666      (343,219)     (326,553)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1         124,373    (1,151,005)    (1,026,632)       55,830    (1,347,857)   (1,292,027)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2         515,697    (1,454,300)      (938,603)    1,146,552    (1,289,102)     (142,550)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 1                                  241,077    (1,445,775)     (1,204,698)     102,257    (1,088,646)      (986,389)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 2                                   11,114      (425,298)       (414,184)      46,155      (360,539)      (314,384)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities
   Fund - Class 1                                  119,004      (407,478)       (288,474)     157,206      (179,895)       (22,689)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 1                                  227,136    (2,546,586)     (2,319,450)     315,179    (3,262,167)    (2,946,988)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 2                                1,778,548    (1,591,495)        187,053    1,338,824    (1,660,382)      (321,558)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
   Portfolio - Class II                             92,084            (5)         92,079            -             -              -
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                      1,212,618      (912,105)        300,513      822,303      (686,441)       135,862
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     910,002    (3,506,283)     (2,596,281)   1,190,937    (3,972,067)    (2,781,130)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      628,113    (1,016,602)       (388,489)     503,751      (584,774)       (81,023)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      766,893    (7,107,805)     (6,340,912)   1,368,068    (7,428,985)    (6,060,917)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
     2006       3,554      0.98     to      1.18       3,772          0.06%      0.90%   to      1.80%     (2.35%)  to      5.35%
     2005       2,807      0.94     to      1.13       2,824          0.07%      0.90%   to      1.80%     (0.93%)  to      7.86%
     2004       2,353      0.87     to      1.05       2,181              -      0.90%   to      1.80%      4.71%   to      5.67%
     2003       1,812      0.83     to      0.99       1,568              -      0.90%   to      1.80%      1.40%   to     33.13%
     2002         787      0.65     to      0.77         523              -      0.90%   to      1.80%    (25.42%)  to      0.76%
AIM V.I. Core Equity Fund - Class I
     2006(14)   1,197      1.08     to      1.09       1,301          0.75%      0.90%   to      1.80%      7.84%   to      8.50%
     2005           -         -     to         -           -              -          -   to          -          -   to          -
     2004           -         -     to         -           -              -          -   to          -          -   to          -
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
AIM V.I. Mid Cap Core Equity Fund - Class I
     2006       1,641      1.17     to      1.20       1,946          0.32%      0.90%   to      1.80%      4.61%   to     10.24%
     2005       6,135      1.07     to      1.08       6,626          0.53%      0.90%   to      1.80%      5.69%   to      6.65%
     2004(9)    5,988      1.02     to      1.02       6,087          2.30%      0.90%   to      1.80%      1.84%   to      1.91%
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
Alger American Leveraged AllCap Portfolio - Class O
     2006       4,326      0.77     to      1.52       3,714              -      0.90%   to      1.80%     17.13%   to     18.19%
     2005       5,217      0.65     to      1.30       3,790              -      0.90%   to      1.80%     12.39%   to     13.42%
     2004       6,658      0.58     to      1.15       4,213              -      0.90%   to      1.80%      1.32%   to      7.21%
     2003       8,370      0.54     to      0.94       4,868              -      0.90%   to      1.80%      8.23%   to     33.51%
     2002       6,412      0.40     to      0.70       2,802          0.01%      0.90%   to     1.650%    (34.82%)  to    (13.02%)
DWS Equity 500 Index Fund VIP - Class A
     2006       6,435      1.19     to      1.35       8,407          1.12%      0.90%   to      1.80%      8.46%   to     14.49%
     2005       7,371      1.04     to      1.18       8,489          1.52%      0.90%   to      1.80%     (0.77%)  to      3.74%
     2004       8,357      1.07     to      1.14       9,335          1.06%      0.90%   to      1.80%      8.60%   to      9.60%
     2003       7,498      0.98     to      1.04       7,699          1.07%      0.90%   to      1.80%      6.19%   to     27.00%
     2002       3,744      0.78     to      0.82       3,047          3.21%      0.90%   to      1.80%    (24.72%)  to      3.75%
Federated Fund for U.S. Government Securities II
     2006      16,024      1.02     to      1.36      19,760          3.99%      0.50%   to      1.80%      0.02%   to      3.20%
     2005      15,806      1.00     to      1.32      19,120          3.99%      0.50%   to      1.80%     (0.01%)  to      1.52%
     2004      17,445      1.08     to      1.31      21,036          4.48%      0.50%   to      1.80%      1.75%   to      3.09%
     2003      19,082      1.04     to      1.28      22,848          3.86%      0.50%   to      1.80%     (0.03%)  to      1.44%
     2002      24,070      1.06     to      1.26      29,241          2.51%      0.90%   to      1.80%      2.47%   to      8.07%
Federated High Income Bond Fund II - Primary Shares
     2006       4,086      1.31     to      1.47       5,541          8.56%      0.90%   to      1.80%      8.82%   to      9.81%
     2005       4,605      1.20     to      1.34       5,707          7.39%      0.90%   to      1.80%      0.82%   to      1.74%
     2004       4,119      1.19     to      1.32       5,048          9.62%      0.90%   to      1.80%      8.47%   to      9.47%
     2003       7,378      1.09     to      1.21       8,317          6.15%      0.90%   to      1.80%     20.02%   to     21.12%
     2002       4,412      0.90     to      1.00       7,015         11.59%      0.90%   to     1.800%     (1.83%)  to      2.99%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
     2006      21,842      1.24     to      1.65      29,531         1.11%       0.90%   to      1.80%      7.61%   to     10.59%
     2005      20,609      1.19     to      1.49      25,307         0.17%       0.90%   to      1.80%     14.75%   to     15.80%
     2004      16,608      1.03     to      1.29      18,099         0.22%       0.90%   to      1.80%     11.45%   to     14.30%
     2003      11,677      0.91     to      1.13      10,797         0.32%       0.90%   to      1.80%     26.04%   to     27.20%
     2002       9,515      0.72     to      0.90       6,870         0.46%       0.90%   to     1.800%    (10.67%)  to     (0.63%)
Fidelity VIP Growth Opportunities Portfolio - Service Class
     2006       3,078      0.82     to      1.30       2,941         0.50%       0.90%   to      1.80%      3.41%   to     13.37%
     2005       2,134      0.79     to      1.15       1,881         0.70%       0.90%   to      1.80%     (1.09%)  to      7.89%
     2004       1,501      0.73     to      1.07       1,174         0.54%       0.90%   to      1.80%     (0.92%)  to      6.10%
     2003       1,857      0.70     to      1.01       1,499         0.53%       0.90%   to      1.80%     10.07%   to     30.86%
     2002       1,429      0.54     to      0.79         804         0.79%       0.90%   to      1.40%    (23.01%)  to     (1.79%)
Fidelity VIP Growth Portfolio - Service Class
     2006       5,538      0.70     to      1.05       4,340         0.31%       0.90%   to      1.80%      4.82%   to      5.77%
     2005       7,833      0.66     to      1.00       5,722         0.42%       0.90%   to      1.80%      3.78%   to      4.73%
     2004      10,464      0.63     to      0.95       7,157         0.16%       0.90%   to      1.80%      1.40%   to      2.33%
     2003      10,105      0.62     to      0.93       6,636         0.18%       0.90%   to      1.80%      1.62%   to     31.59%
     2002       9,253      0.47     to      0.71       4,493         0.11%       0.90%   to      1.80%    (31.18%)  to     (0.97%)
Franklin Income Securities Fund - Class 2
     2006(16)   1,238      1.04     to      1.11       1,361         0.20%       0.90%   to      1.80%     (0.12%)  to     12.16%
     2005           -         -     to         -           -             -           -   to          -          -   to          -
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lazard Retirement Small Cap Portfolio - Service Shares
     2006         446      1.24     to      1.26         558             -       1.00%   to      1.80%     12.63%   to     14.91%
     2005(11)   4,868      1.09     to      1.09       5,321             -       1.00%   to      1.80%      9.31%   to     11.83%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Bond-Debenture Portfolio - Class VC
     2006       3,020      1.09     to      1.11       3,328         3.40%       0.90%   to      1.80%      7.37%   to      8.35%
     2005(11)   5,817      1.02     to      1.02       5,941         7.84%       0.90%   to      1.80%      2.16%   to      4.69%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Growth and Income Portfolio - Class VC
     2006       9,635      1.20     to      1.22      11,691         1.26%       0.90%   to      1.80%     14.08%   to     16.22%
     2005(11)   9,387      1.04     to      1.05       9,841         1.67%       0.90%   to      1.80%     (0.69%)  to      8.58%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
     2006      2,969       1.19     to      1.21       3,559         0.33%       0.90%   to     1.80%      9.55%    to    11.22%
     2005(10)  5,790       1.08     to      1.09       6,265         0.69%       0.90%   to     1.80%      8.22%    to    13.50%
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Mutual Shares Securities Fund - Class 2
     2006      8,278       1.25     to      1.96      14,879         1.25%       0.90%   to     1.80%      3.31%    to    17.32%
     2005      6,886       1.29     to      1.68      10,855         0.88%       0.90%   to     1.80%      8.57%    to     9.56%
     2004      5,919       1.19     to      1.54       8,492         0.76%       0.90%   to     1.80%      8.77%    to    11.62%
     2003      5,592       1.07     to      1.38       7,282         1.04%       0.90%   to     1.80%     22.90%    to    24.02%
     2002      5,282       0.87     to      1.12       5,692         0.96%       0.90%   to     1.80%    (15.90%)   to    (0.26%)
Neuberger Berman AMT Fasciano Portfolio - S Class
     2006(21)     30       0.96     to      0.96          28             -       1.25%   to     1.65%      3.85%    to     6.74%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Neuberger Berman AMT Guardian Portfolio - S Class
     2006(19)     12       1.06     to      1.06          13         0.45%       1.10%   to     1.25%      1.81%    to    15.16%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
     2006(24)      7       1.01     to      1.01           7             -       1.25%   to     1.80%     (1.84%)   to     0.24%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Global Securities Fund/VA - Service Shares
     2006(16)    107       1.06     to      1.06         113             -       1.10%   to     1.80%     (0.25%)   to    17.36%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
     2006(20)     24       0.99     to      1.04          25             -       1.10%   to     1.80%      0.39%    to    11.15%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix Capital Growth Series
     2006      25,555      0.64     to      9.79      147,167        0.18%       0.90%   to     1.80%     (0.44%)   to     2.29%
     2005      30,573      0.63     to      9.58      185,518        0.06%       0.90%   to     1.80%     (4.41%)   to     2.78%
     2004      45,488      0.61     to      9.33      241,380        0.80%       0.90%   to     1.80%      3.08%    to     4.03%
     2003      55,308      0.59     to      8.98      282,819        0.10%       0.90%   to     1.80%      9.56%    to    25.35%
     2002      62,992      0.47     to      7.17      271,408            -       0.90%   to     1.80%    (25.86%)   to    (0.10%)
Phoenix Growth and Income Series
     2006      12,710      1.12     to      1.48       17,350        1.10%       0.90%   to     1.80%     15.08%    to    16.13%
     2005      14,300      0.97     to      1.28       17,067        0.93%       0.90%   to     1.80%     (0.77%)   to     3.86%
     2004      23,241      0.93     to      1.23       27,258        1.32%       0.90%   to     1.80%      8.49%    to     9.48%
     2003      18,931      0.85     to      1.13       20,410        1.14%       0.90%   to     1.80%      1.75%    to    26.32%
     2002      21,648      0.67     to      0.89       18,605        0.75%       0.90%   to     1.80%    (23.60%)   to    (2.31%)
Phoenix Mid-Cap Growth Series
     2006      12,170      0.74     to      1.36       15,477            -       0.90%   to     1.80%      2.26%    to     3.20%
     2005       6,358      0.72     to      1.32        7,747            -       0.90%   to     1.80%      2.31%    to     3.24%
     2004       8,811      0.70     to      1.29       10,607            -       0.90%   to     1.80%      4.80%    to     5.76%
     2003      10,964      0.66     to      1.22       12,681            -       0.90%   to     1.80%     26.52%    to    27.68%
     2002      12,955      0.52     to      0.96       11,874            -       0.90%   to     1.80%    (33.45%)   to    (0.02%)
Phoenix Money Market Series
     2006      12,527      1.01     to      2.71       23,737        4.30%       0.90%   to     2.25%      0.02%    to     3.48%
     2005      16,027      0.97     to      2.62       27,445        2.52%       0.90%   to     2.25%      0.01%    to     1.66%
     2004      12,427      0.97     to      2.58       26,221        0.77%       0.90%   to     1.80%     (1.02%)   to    (0.11%)
     2003      17,498      0.98     to      2.58       37,311        0.71%       0.90%   to     1.80%     (1.13%)   to    (0.22%)
     2002      29,458      1.00     to      2.59       63,742        1.41%       0.90%   to     1.80%     (0.28%)   to     0.51%
Phoenix Multi-Sector Fixed Income Series
     2006      10,923      1.06     to      6.32       38,960        5.01%       0.90%   to     1.80%      2.53%    to     5.89%
     2005      12,812      1.01     to      5.97       46,692        4.71%       0.90%   to     1.80%     (0.04%)   to     0.87%
     2004      15,399      1.27     to      5.93       58,192        6.09%       0.90%   to     1.80%      4.91%    to     5.88%
     2003      15,681      1.21     to      5.61       61,686        6.64%       0.90%   to     1.80%      4.85%    to    13.54%
     2002      16,887      1.07     to      4.94       64,044        7.04%       0.90%   to     1.80%      5.68%    to     9.01%
Phoenix Multi-Sector Short Term Bond Series
     2006       3,386      1.09     to      1.13        3,709        4.69%       0.90%   to     1.80%      3.82%    to     4.77%
     2005       3,250      1.04     to      1.07        3,411        3.87%       0.90%   to     1.80%     (0.46%)   to     0.45%
     2004       1,985      1.04     to      1.07        2,087        3.97%       0.90%   to     1.80%      3.02%    to     5.87%
     2003(6)    1,939      1.02     to      1.02        1,981        4.98%       0.90%   to     1.80%      1.81%    to     4.48%
     2002           -         -     to         -            -            -           -   to         -          -    to         -
Phoenix Strategic Allocation Series
     2006      27,110      1.22     to      7.47      164,152        2.54%       0.90%   to     1.80%     10.67%    to    11.68%
     2005      33,852      1.10     to      6.70      183,939        2.29%       0.90%   to     1.80%     (0.04%)   to     0.88%
     2004      41,573      1.10     to      6.65      223,476        2.56%       0.90%   to     1.80%      5.53%    to     6.49%
     2003      48,978      1.03     to      6.25      252,871        2.63%       0.90%   to     1.80%      0.85%    to    18.79%
     2002      56,431      0.88     to      5.26      251,882        2.77%       0.90%   to     1.80%    (12.82%)   to    (6.27%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Aberdeen International Series
     2006      22,830      1.47     to      3.56      65,471         2.17%       0.90%   to      1.80%     6.43%    to     26.23%
     2005      21,108      1.17     to      2.82      51,693         3.63%       0.90%   to      1.80%    16.44%    to     17.51%
     2004      29,492      0.99     to      2.40      62,541         2.81%       0.90%   to      1.80%    18.61%    to     19.70%
     2003      30,404      0.83     to      2.01      54,069         1.92%       0.90%   to      1.80%    23.54%    to     30.68%
     2002      33,446      0.63     to      1.54      46,449         1.01%       0.90%   to     1.375%   (15.98%)   to    (15.57%)
Phoenix-Alger Small-Cap Growth Series
     2006       2,623      2.02     to      2.10       5,411         0.01%       0.90%   to      1.80%     9.50%    to     18.26%
     2005       2,228      1.72     to      1.77       3,898             -       1.00%   to      1.80%    13.57%    to     14.49%
     2004       2,343      1.51     to      1.54       3,590             -       1.00%   to      1.80%   (10.23%)   to      1.10%
     2003       2,422      1.51     to      1.53       3,679             -       1.00%   to      1.80%    22.75%    to     61.19%
     2002(4)    1,542      1.00     to      1.00       1,547             -       1.10%   to      1.25%    (1.94%)   to      0.36%
Phoenix-Duff & Phelps Real Estate Securities Series
     2006       5,529      1.48     to      6.38      28,513         1.27%       0.90%   to      1.80%     9.94%    to     35.84%
     2005       6,201      1.10     to      4.70      23,690         1.73%       0.90%   to      1.80%    (0.52%)   to     14.06%
     2004       6,371      1.96     to      4.12      22,487         2.46%       0.90%   to      1.80%    32.27%    to     33.48%
     2003       6,545      1.47     to      3.09      18,287         3.43%       0.90%   to      1.80%    35.78%    to     37.02%
     2002       7,377      1.08     to      2.26      15,556         3.91%       0.90%   to      1.80%    (3.16%)   to     11.07%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
     2006(13)     107      1.11     to      1.11         344         1.62%       1.80%   to      1.80%     6.72%    to      6.72%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Growth
     2006(15)      20      1.04     to      1.09         242         1.64%       1.10%   to     1.375%     0.57%    to     10.13%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
     2006(17)     208      1.03     to      1.04         426         4.08%       1.10%   to      1.60%     1.62%    to      5.93%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
     2006(12)     993      1.04     to      1.08       1,282         2.95%       1.10%   to      1.65%     2.61%    to     11.10%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
     2006      10,488      1.20     to      2.30      20,386          0.40%      0.90%   to     1.80%      8.53%    to    13.88%
     2005      12,353      1.06     to      2.02      21,290          0.11%      0.90%   to     1.80%     (0.59%)   to     6.76%
     2004      13,161      1.41     to      1.89      21,232          0.18%      0.90%   to     1.80%     18.24%    to    19.32%
     2003      12,596      1.19     to      1.59      17,252          0.19%      0.90%   to     1.80%     38.44%    to    39.71%
     2002      14,742      0.85     to      1.13      14,553          0.87%      0.90%   to     1.80%    (15.23%)   to     0.11%
Phoenix-Sanford Bernstein Small-Cap Value Series
     2006       5,152      1.23     to      2.31      11,213          0.20%      0.90%   to     1.80%      7.66%    to    15.70%
     2005       6,028      1.57     to      2.00      11,483              -      0.90%   to     1.80%      5.53%    to     6.50%
     2004       5,973      1.48     to      1.89      10,772              -      0.90%   to     1.80%     15.78%    to    21.57%
     2003       6,183      1.22     to      1.56       9,327              -      0.90%   to     1.80%     41.28%    to    42.57%
     2002       7,147      0.86     to      1.10       7,686          0.45%      0.90%   to    1.800%    (20.90%)   to    (9.36%)
Phoenix-Van Kampen Comstock Series
     2006       8,585      1.10     to      1.86      13,965          1.63%      0.90%   to     1.80%      6.91%    to    19.82%
     2005      10,385      0.92     to      1.56      14,270          1.12%      0.90%   to     1.80%      3.54%    to     4.48%
     2004      13,718      0.89     to      1.50      18,379          0.90%      0.90%   to     1.80%     10.88%    to    11.90%
     2003      13,253      0.79     to      1.34      16,194          0.94%      0.90%   to     1.80%     21.65%    to    22.76%
     2002      15,551      0.65     to      1.10      15,961          0.88%      0.90%   to     1.80%    (23.03%)   to    11.98%
Phoenix-Van Kampen Equity 500 Index Series
     2006      17,343      0.98     to      1.44      20,933          1.32%      0.90%   to     2.25%     11.65%    to    13.19%
     2005      15,857      0.87     to      1.27      16,669          1.19%      0.90%   to     2.25%      1.36%    to     2.76%
     2004      19,980      0.85     to      1.24      20,919          1.41%      0.90%   to     2.25%      6.68%    to     8.85%
     2003      22,049      0.78     to      1.15      21,846          1.13%      0.90%   to     2.25%     23.39%    to    25.09%
     2002      21,356      0.63     to      0.92      17,719          0.91%      0.90%   to     2.25%    (25.40%)   to    (0.42%)
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
     2006(16)      74      0.95     to      1.00          73         37.52%      0.90%   to     1.80%     (6.82%)   to    (2.41%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Real Return Portfolio - Advisor Class
     2006(22)     129      1.00     to      1.02         129          4.99%      1.00%   to     1.25%     (2.32%)   to    (1.27%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Total Return Portfolio - Advisor Class
     2006(18)     190      1.01     to      1.03         193          4.56%      1.00%   to     1.25%     (0.93%)   to     3.73%
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund
     2006         967      0.91     to      0.93         884         2.54%        1.10%  to      1.80%     6.17%    to      6.92%
     2005       1,996      0.86     to      0.87       1,712             -        1.10%  to      1.80%    (6.94%)   to     (5.51%)
     2004       2,022      0.92     to      0.93       1,862             -        1.25%  to      1.80%   (12.27%)   to    (11.78%)
     2003(7)    1,014      1.05     to      1.05       1,063             -        1.25%  to      1.80%    (7.66%)   to      3.77%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Nova Fund
     2006          35      1.63     to      1.67          57         0.90%        1.10%  to      1.80%     6.15%    to     17.97%
     2005          55      1.39     to      1.42          76         0.33%        1.10%  to      1.80%     2.10%    to      6.34%
     2004          46      1.36     to      1.37          63         0.06%        1.65%  to      1.80%    10.61%    to     12.56%
     2003(8)        3      1.21     to      1.21           3             -        1.80%  to      1.80%    10.71%    to     10.71%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Sector Rotation Fund
     2006         532      1.53     to      1.58         828             -        0.90%  to      1.80%     9.39%    to     10.39%
     2005         800      1.40     to      1.43       1,131             -        0.90%  to      1.80%     2.97%    to     13.65%
     2004         433      1.25     to      1.27         545             -        1.00%  to      1.80%     8.72%    to     11.33%
     2003(5)      645      1.15     to      1.15         743             -        1.00%  to      1.80%     0.92%    to     15.29%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Templeton Developing Markets Securities Fund - Class 1
     2006         687      1.50     to      1.50       1,027         1.21%       1.375%  to     1.375%    26.67%    to     26.67%
     2005         836      1.18     to      1.18         987         1.45%       1.375%  to     1.375%    26.01%    to     26.01%
     2004         969      0.94     to      0.94         907         1.93%       1.375%  to     1.375%    23.12%    to     23.12%
     2003         958      0.76     to      0.76         729         1.28%       1.375%  to     1.375%    51.63%    to     51.63%
     2002         967      0.50     to      0.50         485         1.57%       1.375%  to     1.375%    (1.34%)   to     (1.34%)
Templeton Developing Markets Securities Fund - Class 2
     2006       1,352      1.06     to      3.15       2,034         1.14%        0.90%  to     1.800%     8.00%    to     26.94%
     2005       1,627      1.11     to      2.49       1,955         1.29%        0.90%  to     1.375%    25.68%    to     26.28%
     2004       1,954      0.88     to      1.98       1,841         1.84%        0.90%  to     1.375%    23.00%    to     23.59%
     2003       2,300      0.71     to      1.61       1,744         1.22%        0.90%  to     1.375%    50.89%    to     51.62%
     2002       2,791      0.47     to      1.07       1,391         1.40%        0.90%  to     1.375%    (1.52%)   to     (1.05%)
Templeton Foreign Securities Fund - Class 1
     2006       7,523      3.48     to      3.48      26,194         1.40%       1.375%  to     1.375%    20.03%    to     20.03%
     2005       8,549      2.90     to      2.90      24,800         1.31%       1.375%  to     1.375%     8.96%    to      8.96%
     2004       9,841      2.66     to      2.66      26,200         1.15%       1.375%  to     1.375%    17.24%    to     17.24%
     2003      11,447      2.27     to      2.27      25,994         1.95%       1.375%  to     1.375%    30.73%    to     30.73%
     2002      14,467      1.74     to      1.74      25,130         1.76%       1.375%  to     1.375%   (19.53%)   to    (19.53%)
Templeton Foreign Securities Fund - Class 2
     2006       4,538      1.36     to      1.81       7,788         1.25%        0.90%  to      1.80%    19.27%    to     20.36%
     2005       5,477      1.14     to      1.51       7,805         1.18%        0.90%  to      1.80%     8.19%    to      9.18%
     2004       5,619      1.05     to      1.39       7,374         1.09%        0.90%  to      1.80%    16.40%    to     17.46%
     2003       6,569      0.89     to      1.18       7,460         1.75%        0.90%  to      1.80%    29.84%    to     31.02%
     2002       6,889      0.68     to      0.91       6,021         1.59%        0.90%  to      1.80%   (23.00%)   to      0.74%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1
     2006       8,239      5.09     to      5.09      41,943          7.29%      1.375%  to     1.375%    19.73%    to     19.73%
     2005       9,444      4.25     to      4.25      40,153          3.93%      1.375%  to     1.375%     2.43%    to      2.43%
     2004      10,430      4.15     to      4.15      43,296          2.98%      1.375%  to     1.375%    14.34%    to     14.34%
     2003      12,143      3.63     to      3.63      44,085          2.80%      1.375%  to     1.375%    30.49%    to     30.49%
     2002      14,059      2.78     to      2.78      39,114          1.92%      1.375%  to     1.375%    (5.48%)   to     (5.48%)
Templeton Global Asset Allocation Fund - Class 2
     2006         974      1.59     to      2.06       1,964          6.60%       0.90%  to     1.375%    19.45%    to     20.03%
     2005       1,388      1.32     to      1.72       2,354          3.69%       0.90%  to     1.375%     2.13%    to      2.63%
     2004       1,703      1.29     to      1.69       2,819          2.85%       0.90%  to     1.375%    14.13%    to     14.68%
     2003       2,259      1.12     to      1.48       3,282          2.60%       0.90%  to     1.375%    30.14%    to     30.77%
     2002       2,688      0.86     to      1.13       2,995          1.77%       0.90%  to     1.375%    (5.70%)   to     (5.25%)
Templeton Global Income Securities Fund - Class 1
     2006       1,505      3.06     to      3.06       4,613          3.10%      1.375%  to     1.375%    11.59%    to     11.59%
     2005       1,794      2.75     to      2.75       4,926          6.27%      1.375%  to     1.375%    (4.24%)   to     (4.24%)
     2004       1,816      2.87     to      2.87       5,209         11.48%      1.375%  to     1.375%    13.51%    to     13.51%
     2003       2,066      2.53     to      2.53       5,221          7.82%      1.375%  to     1.375%    21.03%    to     21.03%
     2002       2,184      2.09     to      2.09       4,560          1.14%      1.375%  to     1.375%    19.77%    to     19.77%
Templeton Growth Securities Fund - Class 1
     2006      16,670      5.65     to      5.65      94,231          1.48%      1.375%  to     1.375%    20.53%    to     20.53%
     2005      18,989      4.69     to      4.69      89,055          1.23%      1.375%  to     1.375%     7.56%    to      7.56%
     2004      21,936      4.36     to      4.36      95,644          1.27%      1.375%  to     1.375%    14.65%    to     14.65%
     2003      24,992      3.80     to      3.80      95,043          1.68%      1.375%  to     1.375%    30.80%    to     30.80%
     2002      29,377      2.91     to      2.91      85,413          2.37%      1.375%  to     1.375%   (19.44%)   to    (19.44%)
Templeton Growth Securities Fund - Class 2
     2006       6,639      1.30     to      2.22      13,247          1.26%       0.90%  to      1.80%     4.03%    to     20.72%
     2005       6,452      1.27     to      1.84      11,040          1.13%       0.90%  to      1.80%     6.91%    to      7.89%
     2004       6,773      1.18     to      1.70      10,850          1.20%       0.90%  to      1.80%    10.17%    to     14.98%
     2003       6,621      1.03     to      1.48       9,362          1.54%       0.90%  to      1.80%    20.24%    to     30.95%
     2002       6,439      0.79     to      1.13       7,078          2.27%       0.90%  to     1.800%   (22.75%)   to    (15.74%)
Van Kampen UIF Equity and Income Portfolio - Class II
     2006(23)      92      1.03     to      1.03          95              -       1.25%  to      1.25%     2.99%    to      2.99%
     2005           -         -     to         -           -              -           -  to          -         -    to          -
     2004           -         -     to         -           -              -           -  to          -         -    to          -
     2003           -         -     to         -           -              -           -  to          -         -    to          -
     2002           -         -     to         -           -              -           -  to          -         -    to          -
Wanger International Select
     2006       3,234      1.62     to      2.84       8,628          0.26%       0.90%  to      1.80%    33.56%    to     34.78%
     2005       2,933      1.20     to      2.12       5,880          1.98%       0.90%  to      1.80%     9.93%    to     15.38%
     2004       2,798      1.04     to      1.84       4,901          0.31%       0.90%  to      1.80%    22.10%    to     23.22%
     2003       2,641      0.85     to      1.50       3,837          0.30%       0.90%  to      1.80%    38.70%    to     39.97%
     2002       2,556      0.61     to      1.08       2,676              -       0.90%  to     1.800%   (16.46%)   to      2.51%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Wanger International Small Cap
     2006      12,024      1.58     to      6.31       67,851        0.57%       0.90%   to     1.80%     34.70%    to     35.93%
     2005      14,620      1.17     to      4.66       61,175        1.09%       0.90%   to     1.80%      0.65%    to     20.44%
     2004      17,402      1.24     to      3.88       62,137        0.73%       0.90%   to     1.80%     27.93%    to     29.10%
     2003      20,735      0.96     to      3.02       58,545        0.33%       0.90%   to     1.80%      1.89%    to     47.53%
     2002      24,245      0.65     to      2.05       47,038            -       0.90%   to     1.80%    (21.93%)   to    (14.61%)
Wanger Select
     2006       2,979      1.34     to      2.86        7,845        0.40%       0.90%   to     1.80%      9.87%    to     18.63%
     2005       3,368      1.50     to      2.42        7,538            -       0.90%   to     1.80%      8.51%    to      9.50%
     2004       3,449      1.39     to      2.22        7,128            -       0.90%   to     1.80%     14.29%    to     18.23%
     2003       3,532      1.16     to      1.89        6,222            -       0.90%   to     1.80%      8.09%    to     40.86%
     2002       3,421      0.82     to      1.46        4,740            -       0.90%   to     1.65%     (9.71%)   to      5.10%
Wanger U.S. Smaller Companies
     2006      18,547      1.55     to      4.63       70,386        0.25%       0.90%   to     1.80%      5.94%    to      6.91%
     2005      24,888      1.46     to      4.34       88,820            -       0.90%   to     1.80%      9.26%    to     10.26%
     2004      30,949      1.34     to      3.94      103,301            -       0.90%   to     1.80%      9.63%    to     17.27%
     2003      38,326      1.16     to      3.36      112,548            -       0.90%   to     1.80%     40.65%    to     41.93%
     2002      45,751      0.82     to      2.37       96,875            -       0.90%   to     1.80%    (19.62%)   to      1.66%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certa units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

(4)  From inception August 12, 2002 to December 31, 2002.

(5)  From inception June 2, 2003 to December 31, 2003.

(6)  From inception June 3, 2003 to December 31, 2003.

(7)  From inception July 1, 2003 to December 31, 2003.

(8)  From inception October 23, 2003 to December 31, 2003.

(9)  From inception December 3, 2004 to December 31, 2004.

(10) From inception April 20, 2005 to December 31, 2005.

(11) From inception April 29, 2005 to December 31, 2005.

(12) From inception February 16, 2006 to December 31, 2006.

(13) From inception April 24, 2006 to December 31, 2006.

(14) From inception April 28, 2006 to December 31, 2006.

(15) From inception May 18, 2006 to December 31, 2006.

(16) From inception May 30, 2006 to December 31, 2006.

(17) From inception July 6, 2006 to December 31, 2006.

(18) From inception July 12, 2006 to December 31, 2006.

(19) From inception July 20, 2006 to December 31, 2006.

(20) From inception August 2, 2006 to December 31, 2006.

(21) From inception September 22, 2006 to December 31, 2006.

(22) From inception October 5, 2006 to December 31, 2006.

(23) From inception November 3, 2006 to December 31, 2006.

(24) From inception November 14, 2006 to December 31, 2006.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, are $1,192,162 and $1,441,367 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

    Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

    Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

    Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled 'Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and 'Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $12,997,477 and $374,997 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq- 100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond- Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture
Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond - Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

[LOGO]PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

March 23, 2007

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                 ---------------

Report of Independent Registered Public Accounting Firm..........      F-3

Consolidated Balance Sheet as of December 31, 2006 and 2005......      F-4

Consolidated Statement of Income and Comprehensive Income for
  the years ended December 31, 2006, 2005 and 2004...............      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004...............................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2006, 2005 and 2004...................      F-7

Notes to Financial Statements....................................   F-8 - F-41

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                   2006           2005
                                                                                               -------------- --------------
ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  12,549.9    $  13,402.6
Available-for-sale equity securities, at fair value.........................................          173.6          169.6
Mortgage loans, at unpaid principal balances................................................           71.9          128.6
Venture capital partnerships, at equity in net assets.......................................          116.8          145.1
Policy loans, at unpaid principal balances..................................................        2,322.0        2,245.0
Other invested assets.......................................................................          307.8          308.6
                                                                                                -------------  -------------
                                                                                                   15,542.0       16,399.5
Available-for-sale debt and equity securities pledged as collateral, at fair value..........          267.8          304.4
                                                                                                -------------  -------------
Total investments...........................................................................       15,809.8       16,703.9
Cash and cash equivalents...................................................................          289.0          225.6
Accrued investment income...................................................................          208.3          225.8
Premiums, accounts and notes receivable.....................................................          212.9          183.3
Deferred policy acquisition costs...........................................................        1,743.6        1,546.7
Goodwill....................................................................................            5.2            5.2
Other assets................................................................................          151.5          128.2
Separate account assets.....................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL ASSETS................................................................................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,494.2    $  13,246.2
Policyholder deposit funds..................................................................        2,228.4        3,060.7
Indebtedness................................................................................          174.0          204.1
Deferred income taxes.......................................................................           69.6           31.7
Other liabilities...........................................................................          310.5          336.8
Non-recourse collateralized obligations.....................................................          344.0          389.9
Separate account liabilities................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL LIABILITIES...........................................................................       26,079.3       24,991.6
                                                                                                -------------  -------------

COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22).............................................

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           12.2           10.5
                                                                                                -------------  -------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings...........................................................................           78.3           12.4
Accumulated other comprehensive income (loss)...............................................          (15.8)           1.5
                                                                                                -------------  -------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,787.4        1,738.8
                                                                                                -------------  -------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
REVENUES:
Premiums.....................................................................   $     839.7     $     928.7    $     990.6
Insurance and investment product fees........................................         400.6           314.8          294.7
Investment income, net of expenses...........................................       1,030.4         1,092.5        1,068.0
Unrealized gain on trading equity securities.................................          --              --             85.9
Net realized investment gains (losses).......................................          73.8           (53.2)          (2.0)
                                                                                -------------   -------------  -------------
TOTAL REVENUES...............................................................       2,344.5         2,282.8        2,437.2
                                                                                -------------   -------------  -------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,331.5         1,376.7        1,422.2
Policyholder dividends.......................................................         399.1           364.4          404.7
Policy acquisition cost amortization.........................................         148.5            99.6          110.0
Interest expense on indebtedness.............................................          14.5            14.7           12.8
Interest expense on non-recourse collateralized obligations..................          18.7            29.4           33.6
Other operating expenses.....................................................         204.0           236.5          259.9
                                                                                -------------   -------------  -------------
TOTAL BENEFITS AND EXPENSES..................................................       2,116.3         2,121.3        2,243.2
                                                                                -------------   -------------  -------------
Income from continuing operations before income taxes,
  minority interest and equity in earnings of affiliates.....................         228.2           161.5          194.0
Applicable income tax expense................................................          73.9            39.9           59.7
                                                                                -------------   -------------  -------------
Income from continuing operations before minority interest
  and equity in earnings of affiliates.......................................         154.3           121.6          134.3
Minority interest in net income of consolidated subsidiaries.................          (0.9)           (0.7)          (0.1)
Equity in undistributed losses of affiliates.................................          --              --            (10.4)
                                                                                -------------   -------------  -------------
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
                                                                                =============   =============  =============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
COMPREHENSIVE INCOME.........................................................   $     136.1     $      73.9    $     131.3
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
OPERATING ACTIVITIES:
Income from continuing operations............................................   $     153.4     $     120.9    $     123.8
Proceeds from sale of trading equity securities..............................          --             129.7           --
Unrealized gain on trading equity securities.................................          --              --            (85.9)
Net realized investment (gains) losses.......................................         (73.8)           53.2            2.0
Amortization and depreciation................................................           8.7             6.9           12.7
Investment gains.............................................................         (45.1)         (129.9)         (73.6)
Equity in losses of affiliates...............................................          --              --             17.2
Deferred income taxes........................................................          42.1            38.2           65.7
Decrease (increase) in receivables...........................................         (15.4)          (18.6)          37.8
Deferred policy acquisition costs increase...................................        (180.6)          (88.1)         (54.7)
Increase in policy liabilities and accruals..................................         339.8           327.6           60.1
Other assets and other liabilities net change................................         (22.4)           22.8          (44.6)
                                                                                -------------   -------------  -------------
Cash from continuing operations..............................................         206.7           462.7           60.5
Discontinued operations, net.................................................          21.8             5.4           16.1
                                                                                -------------   -------------  -------------
CASH FROM OPERATING ACTIVITIES...............................................         228.5           468.1           76.6
                                                                                -------------   -------------  -------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,713.2)       (4,852.4)      (4,159.6)
Investment sales, repayments and maturities..................................       5,561.3         4,801.7        4,213.8
Debt and equity securities pledged as collateral purchases...................          --              --            (17.2)
Debt and equity securities pledged as collateral sales.......................          26.5           956.0           97.0
Subsidiary sales.............................................................          --              10.7            6.6
Premises and equipment additions.............................................         (18.2)          (25.1)          (7.9)
Premises and equipment dispositions..........................................          --              17.3           26.4
Discontinued operations, net.................................................         (32.8)            1.2           --
                                                                                -------------   -------------  -------------
CASH FROM INVESTING ACTIVITIES...............................................         823.6           909.4          159.1
                                                                                -------------   -------------  -------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         638.6           609.6          917.3
Policyholder deposit fund withdrawals........................................      (1,470.9)       (1,041.3)      (1,067.6)
Other indebtedness proceeds..................................................          --              --            171.6
Indebtedness repayments......................................................         (30.2)           --           (155.2)
Collateralized obligations repayments........................................         (39.5)       (1,009.1)         (90.8)
Common stock dividends paid..................................................         (87.5)          (35.1)         (69.7)
Contributions from minority interests........................................           0.8            --             --
                                                                                -------------   -------------  -------------
CASH FOR FINANCING ACTIVITIES................................................        (988.7)       (1,475.9)        (294.4)
                                                                                -------------   -------------  -------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................          63.4           (98.4)         (58.7)
Cash and cash equivalents, beginning of year.................................         225.6           324.0          382.7
                                                                                -------------   -------------  -------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     289.0     $     225.6    $     324.0
                                                                                =============   =============  =============

Included in cash and cash equivalents above is cash pledged as collateral of $3.1 million, $15.2 million and $61.0 million at December 31, 2006, 2005 and
2004, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     153.4     $     120.9    $     123.8
Common stock dividends declared..............................................         (87.5)          (35.1)         (69.7)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          48.6            38.8           61.6
Stockholder's equity, beginning of year......................................       1,738.8         1,700.0        1,638.4
                                                                                -------------   -------------  -------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,787.4     $   1,738.8    $   1,700.0
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS
155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted the Financial Accounting Standards Board
(FASB) Staff Position Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value for Financial Assets and Financial Liabilities" (SFAS 159). SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted provided the entity also elects early to apply the provisions of SFAS No. 157, "Fair Value Measurement", at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. Adoption of this statement is expected to have an impact on our financial statements; however, the timing for adoption and impact have not yet been determined.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We will adopt this standard effective January 1, 2007 and do not expect it to have a material impact on our financial position and results of operations.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt this standard effective January 1, 2007 and do not expect it to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o   the extent and the duration of the decline;
     o the reasons for the decline in value (credit event, interest related or market fluctuations);
     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
     o   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen Asset Management PLC (Aberdeen) for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 9 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. We realized an after-tax gain of $9.3 million in the first quarter of 2005 related to this sale, including earn-out consideration received. In the first quarter of 2006, we recognized an additional $6.5 million after-tax earn-out gain, and we may be entitled to additional consideration based on Lombard's financial performance through 2006.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ in millions)                                                                ------------------------------
                                                                                   2006            2005         INCEPTION
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $   7,000.5     $   6,992.0    $   4,773.1
Equity securities............................................................         120.5            95.4           --
Mortgage loans...............................................................          66.5           109.9          399.0
Venture capital partnerships.................................................          97.9            73.4           --
Policy loans.................................................................       1,346.6         1,349.2        1,380.0
Other invested assets........................................................          85.5            69.3           --
                                                                                -------------   -------------  -------------
Total closed block investments...............................................       8,717.5         8,689.2        6,552.1
Cash and cash equivalents....................................................          66.3            87.0           --
Accrued investment income....................................................         112.8           118.2          106.8
Receivables..................................................................          46.7            40.9           35.2
Deferred income taxes........................................................         329.8           328.0          389.4
Other closed block assets....................................................          19.9            24.9            6.2
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,293.0         9,288.2        7,089.7
                                                                                -------------   -------------  -------------
Policy liabilities and accruals..............................................       9,798.8         9,815.8        8,301.7
Policyholder dividends payable...............................................         331.7           338.9          325.1
Policyholder dividend obligation.............................................         326.9           334.1           --
Other closed block liabilities...............................................          47.9            53.8           12.3
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,505.3        10,542.6        8,639.1
                                                                                -------------   -------------  -------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,212.3     $   1,254.4    $   1,549.4
                                                                                =============   =============  =============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                     CUMULATIVE                    DECEMBER 31,
($ in millions)                                                     FROM       ---------------------------------------------
                                                                  INCEPTION        2006            2005           2004
                                                                -------------- --------------  -------------- --------------

Premiums.....................................................    $   6,838.9    $     786.5     $     881.6    $     932.8
Net investment income........................................        3,868.4          540.7           556.5          560.0
Net realized investment losses...............................          (72.8)          40.2           (21.9)          (2.0)
                                                                 -------------  -------------   -------------  -------------
TOTAL REVENUES...............................................       10,634.5        1,367.4         1,416.2        1,490.8
                                                                 -------------  -------------   -------------  -------------
Policy benefits, excluding dividends.........................        7,246.3          898.6           980.1        1,007.1
Other operating expenses.....................................           72.8            6.3             8.6            8.9
                                                                 -------------  -------------   -------------  -------------
Total benefits and expenses,
  excluding policyholder dividends...........................        7,319.1          904.9           988.7        1,016.0
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income
  before dividends and income taxes..........................        3,315.4          462.5           427.5          474.8
Policyholder dividends.......................................        2,762.4          398.5           363.7          403.9
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income before income taxes......          553.0           64.0            63.8           70.9
Applicable income taxes......................................          193.4           22.0            22.2           24.7
                                                                 -------------  -------------   -------------  -------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     359.6    $      42.0     $      41.6    $      46.2
                                                                 =============  =============   =============  =============

Policyholder dividends provided through earnings.............    $   2,807.6    $     398.5     $     363.7    $     403.9
Policyholder dividends provided through
  other comprehensive income.................................          167.9          (73.7)         (194.9)           3.8
                                                                 -------------  -------------   -------------  -------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,975.5          324.8           168.8          407.7
POLICYHOLDER DIVIDENDS PAID..................................       (2,642.0)        (339.2)         (397.2)        (395.3)
                                                                 -------------  -------------   -------------  -------------
Change in policyholder dividend liabilities..................          333.5          (14.4)         (228.4)          12.4
Policyholder dividend liabilities, beginning of period.......          325.1          673.0           901.4          889.0
                                                                 -------------  -------------   -------------  -------------
Policyholder dividend liabilities, end of period.............          658.6          658.6           673.0          901.4
  Less:  Policyholder dividends payable, end of period.......         (331.7)        (331.7)         (338.9)        (365.5)
                                                                 -------------  -------------   -------------  -------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     326.9    $     326.9     $     334.1    $     535.9
                                                                 =============  =============   =============  =============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure up to 80% of the mortality risk on most new issues of term insurance.
     o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
     o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued between January 1, 1983 and December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance agreement.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:                                                         YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Direct premiums..............................................................   $     917.5     $     994.7    $   1,043.3
Premiums assumed from reinsureds.............................................          13.7            14.0           13.8
Premiums ceded to reinsurers.................................................         (91.5)          (80.0)         (66.5)
                                                                                -------------   -------------  -------------
PREMIUMS.....................................................................   $     839.7     $     928.7    $     990.6
                                                                                =============   =============  =============
Percentage of amount assumed to net premiums.................................           1.6%            1.5%           1.4%
                                                                                =============   =============  =============

Direct policy benefits incurred..............................................   $     486.4     $     440.1    $     416.3
Policy benefits assumed from reinsureds......................................          14.8             8.2            3.9
Policy benefits ceded to reinsurers..........................................         (64.8)          (56.4)         (52.9)
                                                                                -------------   -------------  -------------
POLICY BENEFITS..............................................................   $     436.4     $     391.9    $     367.3
                                                                                =============   =============  =============

Direct life insurance in force...............................................   $ 143,120.6     $ 133,990.2    $ 126,367.9
Life insurance in force assumed from reinsureds..............................       1,838.7         1,810.5        1,759.5
Life insurance in force ceded to reinsurers..................................     (90,812.5)      (83,144.7)     (80,040.1)
                                                                                -------------   -------------  -------------
LIFE INSURANCE IN FORCE......................................................   $  54,146.8     $  52,656.0    $  48,087.3
                                                                                =============   =============  =============
Percentage of amount assumed to net insurance in force.......................           3.4%            3.4%           3.7%
                                                                                =============   =============  =============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $895.1 million, $984.8 million and $1,054.9 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004.

Irrevocable letters of credit aggregating $52.9 million at December 31, 2006 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Policy acquisition costs deferred............................................   $     329.2     $     187.7    $     164.7
Costs amortized to expenses:
  Recurring costs............................................................        (151.9)         (114.3)        (110.4)
  Credit related to realized investment gains................................           3.4            14.7            0.4
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          16.2            70.5            7.7
                                                                                -------------   -------------  -------------
Change in deferred policy acquisition costs..................................         196.9           158.6           62.4
Deferred policy acquisition costs, beginning of year.........................       1,546.7         1,388.1        1,325.7
                                                                                -------------   -------------  -------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,743.6     $   1,546.7    $   1,388.1
                                                                                =============   =============  =============

Upon completion of a study during the fourth quarter of 2006, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition cost unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition cost unlocking that resulted from these updated assumptions, along with related adjustments resulted in an overall $8.2 million pre-tax benefit to net income. The change in deferred policy acquisition cost assumptions also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $3.5 million, benefit reserves by $7.2 million, reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

During the second quarter of 2005, our net income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased deferred policy acquisition cost amortization by $28.1 million. The net effect of the unlocking increased pre-tax income by $23.8 million.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 26.8% and 30.7% of the face value of total individual life insurance in force at December 31, 2006 and 2005, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2006, less administrative charges.

8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                    YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GROSS           NET            GROSS           NET
                                                                -------------- --------------  -------------- --------------

GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 =============  =============   =============  =============


9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                  AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $     688.5    $     674.1     $     736.8    $     699.9
State and political subdivision..............................          262.6          253.0           365.0          344.2
Foreign government...........................................          269.6          237.9           333.9          298.8
Corporate....................................................        7,179.0        7,111.7         7,450.3        7,322.2
Mortgage-backed..............................................        3,072.4        3,067.1         3,276.0        3,241.2
Other asset-backed...........................................        1,077.8        1,060.3         1,240.6        1,224.6
                                                                 -------------  -------------   -------------  -------------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $  12,549.9    $  12,404.1     $  13,402.6    $  13,130.9
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $   7,000.4    $    6,858.2    $   6,992.0    $    6,748.4
                                                                 =============  =============   =============  =============

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $     173.6    $     142.5     $     169.6    $     151.2
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $     120.5    $      95.2     $      95.4    $      82.5
                                                                 =============  =============   =============  =============


UNREALIZED GAINS AND LOSSES FROM                                                    AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                     ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $      21.0    $      (6.6)    $      41.4    $      (4.5)
State and political subdivision..............................           12.1           (2.5)           23.0           (2.2)
Foreign government...........................................           32.5           (0.8)           36.0           (0.9)
Corporate....................................................          168.6         (101.3)          219.2          (91.1)
Mortgage-backed..............................................           45.9          (40.6)           71.0          (36.2)
Other asset-backed...........................................           22.7           (5.2)           25.4           (9.4)
                                                                 -------------  -------------   -------------  -------------
Debt securities gains and losses.............................    $     302.8    $    (157.0)    $     416.0    $    (144.3)
                                                                 =============  =============   =============  =============
DEBT SECURITIES NET GAINS....................................    $     145.8                    $     271.7
                                                                 =============                  =============

Equity securities gains and losses...........................    $      34.2    $      (3.1)    $      20.4    $      (2.0)
                                                                 =============  =============   =============  =============
EQUITY SECURITIES NET GAINS..................................    $      31.1                    $      18.4
                                                                 =============                  =============

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS            TOTAL
                                            ---------------------------  -------------------------  -------------------------
                                                FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................   $    106.3    $     (2.1)   $    160.5   $     (4.5)   $    266.8   $     (6.6)
State and political subdivision...........          2.5          --            61.2         (2.5)         63.7         (2.5)
Foreign government........................          8.7          (0.1)         36.2         (0.7)         44.9         (0.8)
Corporate.................................        958.9         (14.5)      2,634.2        (86.8)      3,593.1       (101.3)
Mortgage-backed...........................        482.8          (4.7)      1,496.9        (35.9)      1,979.7        (40.6)
Other asset-backed........................        157.6          (1.3)        265.1         (3.9)        422.7         (5.2)
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................   $  1,716.8    $    (22.7)   $  4,654.1   $   (134.3)   $  6,370.9   $   (157.0)
EQUITY SECURITIES.........................         32.7          (2.7)          1.2         (0.4)         33.9         (3.1)
                                            -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,749.5    $    (25.4)   $  4,655.3   $   (134.7)   $  6,404.8   $   (160.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    888.7    $    (14.8)   $  2,050.6   $    (64.2)   $  2,939.3   $    (79.0)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $    860.8    $    (10.6)   $  2,604.7   $    (70.5)   $  3,465.5   $    (81.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     65.9    $     (1.4)   $    194.9   $     (9.9)   $    260.8   $    (11.3)
                                            =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (3.4)                $    (21.5)                $    (24.9)
                                                           ============               ============               ============
NUMBER OF SECURITIES......................                     970                       1,882                      2,852
                                                           ============               ============               ============

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                  ---------------------------------------------------------------------------------
($ in millions)                                  LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ---------------------------  -------------------------  -------------------------
                                                 FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................    $     177.6    $     (3.2)   $    47.9    $     (1.3)   $   225.5    $     (4.5)
State and political subdivision...........           40.0          (1.0)        37.3          (1.2)        77.3          (2.2)
Foreign government........................           41.1          (0.6)        10.6          (0.3)        51.7          (0.9)
Corporate.................................        2,599.5         (59.5)       790.7         (31.6)     3,390.2         (91.1)
Mortgage-backed...........................        1,507.4         (26.8)       326.4          (9.4)     1,833.8         (36.2)
Other asset-backed........................          309.2          (4.6)       205.4          (4.8)       514.6          (9.4)
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................    $   4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $ 6,093.1    $   (144.3)
EQUITY SECURITIES.........................           46.8          (2.0)        --            --           46.8          (2.0)
                                             -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $   4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $ 6,139.9    $   (146.3)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $   2,058.4    $    (44.2)   $   340.0    $    (16.3)   $ 2,398.4    $    (60.5)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $   2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $ 3,741.5    $    (85.8)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     147.8    $     (8.4)   $   106.0    $     (5.5)   $   253.8    $    (13.9)
                                             =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                   $     (2.6)                 $     (1.4)               $     (4.0)
                                                            ============               ============               ============
NUMBER OF SECURITIES......................                      1,069                        351                      1,420
                                                            ============               ============               ============

Unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost totaled $2.5 million at December 31, 2005. Of these, $0.7 million ($0.0 million after offsets for taxes and deferred policy acquisition cost amortization) had been in an unrealized loss for greater than 12 months.

Unrealized losses of below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities amortized cost totaled $0.4 million at December 31, 2005 ($0.0 million after offsets for change in policy dividend obligation), of which $0.4 million had been in an unrealized loss for greater than 12 months.

The securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                     AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                             2006                          2005
                                                                -----------------------------  -----------------------------
                                                                   CARRYING                       CARRYING
                                                                     VALUE       FAIR VALUE         VALUE       FAIR VALUE
                                                                -------------- --------------  -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................    $       13.7   $       14.2    $       39.9   $       38.2
Office buildings.............................................            --             --              14.4           13.8
Retail stores................................................            51.5           52.1            62.1           59.5
Industrial buildings.........................................             8.4            8.3            22.8           21.8
Other........................................................             0.1            0.1             0.1            0.1
                                                                -------------- --------------  -------------- --------------
Subtotal.....................................................            73.7           74.7           139.3          133.4
  Less:  Valuation allowances................................            (1.8)          --             (10.7)          --
                                                                -------------- --------------  -------------- --------------
MORTGAGE LOANS...............................................    $       71.9   $       74.7    $      128.6   $      133.4
                                                                ============== ==============  ============== ==============

Amounts applicable to the closed block.......................    $       66.5   $       68.5    $      109.9   $      105.2
                                                                ============== ==============  ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2006 and 2005 were $0.0 million and $8.2 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $5.3 million and $10.5 million as of December 31, 2006 and 2005, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Valuation allowance, beginning of year.......................................   $       10.7    $        9.9   $       12.8
Additions charged to income..................................................           --               0.8           --
Deductions for write-offs and disposals......................................           (8.9)           --             (2.9)
                                                                               --------------  -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $        1.8    $       10.7   $        9.9
                                                                               ==============  ============== ==============

During the three years ended December 31, 2006, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2006.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                      YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Contributions................................................................   $       41.8    $       66.0   $       59.2
Equity in earnings of partnerships...........................................            3.2            23.8           25.5
Distributions................................................................          (23.8)          (94.6)         (64.3)
Proceeds from sale of partnership interests..................................          (51.9)          (91.5)          --
Realized loss on sale of partnership interests...............................            2.4           (13.9)          --
                                                                               --------------  -------------- --------------
Change in venture capital partnerships.......................................          (28.3)         (110.2)          20.4
Venture capital partnership investments, beginning of period.................          145.1           255.3          234.9
                                                                               --------------  -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $      116.8    $      145.1   $      255.3
                                                                               ==============  ============== ==============

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2006 or 2005.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                                  YEAR ENDED
($ in millions)                                                                                                   DEC 31,
                                                                                                                   2004
                                                                                                              --------------

Aberdeen common stock dividends.............................................................................   $        3.0
Equity in Aberdeen undistributed loss.......................................................................          (21.9)
Other.......................................................................................................            1.7
                                                                                                              --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................................   $      (17.2)
                                                                                                              ==============

AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................................   $        2.0
                                                                                                              ==============

There were no earnings from affiliate debt securities during 2006 or 2005.

Aberdeen Asset Management PLC (Aberdeen)

As of December 31, 2004, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005          2004
                                                                                               -------------- --------------

Equity in undistributed earnings (losses) of affiliates.....................................    $       --     $      (12.3)
Unrealized gain on trading securities.......................................................            --             55.1
Realized investment loss....................................................................            (7.0)          --
                                                                                               -------------- --------------
NET INCOME (LOSS)...........................................................................    $       (7.0)  $       42.8
                                                                                               ============== ==============

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

Hilb Rogal & Hobbs (HRH)

HRH is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                  AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      60.3    $      63.6
Separate account equity investments.........................................................            0.9           17.2
Mezzanine partnerships......................................................................          100.9           75.0
Affordable housing partnerships.............................................................           19.6           22.8
Derivative instruments (Note 12)............................................................            7.0            8.6
Other affiliate investments.................................................................           --              5.7
Real estate.................................................................................           73.0           64.6
Other partnership interests.................................................................           46.1           51.1
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     307.8    $     308.6
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      85.5    $      69.3
                                                                                               ============== ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006, our Life Companies had on deposit securities with a fair value of $62.2 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $     782.2     $     797.3    $     774.4
Equity securities............................................................           7.0             6.3            3.2
Mortgage loans...............................................................           6.2            20.2           22.5
Venture capital partnerships.................................................           3.2            23.8           25.5
Policy loans.................................................................         169.3           165.8          167.1
Other investments............................................................          40.1            47.8           48.8
Cash and cash equivalents....................................................          13.0             6.0            4.4
                                                                               --------------  -------------- --------------
Total investment income......................................................       1,021.0         1,067.2        1,045.9
  Less:  Investment expenses.................................................           9.6             8.6           18.0
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,011.4         1,058.6        1,027.9
Debt and equity securities pledged as collateral (Note 12)...................          19.0            33.9           40.1
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,030.4     $   1,092.5    $   1,068.0
                                                                               ==============  ============== ==============

Amounts applicable to the closed block.......................................   $     540.7     $     556.5    $     560.0
                                                                               ==============  ============== ==============

For 2006, 2005 and 2004, net investment income was lower by $12.1 million, $15.4 million and $9.5 million, respectively, due to non-income producing debt securities. Of these amounts, $8.4 million, $12.1 million and $5.8 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security impairments....................................................   $      (7.9)    $     (31.2)   $     (15.5)
Equity security impairments..................................................          --              (2.1)          (1.5)
Mortgage loan impairments....................................................          --              (0.8)          --
Affiliate equity security impairments........................................          --              --            (11.0)
Other invested asset impairments.............................................          --              --             (3.3)
Debt and equity securities pledged as collateral impairments.................          (1.0)           (1.2)         (16.6)
                                                                               --------------  -------------- --------------
IMPAIRMENT LOSSES............................................................          (8.9)          (35.3)         (47.9)
                                                                               --------------  -------------- --------------
Debt security transaction gains..............................................          62.1            19.2           39.0
Debt security transaction losses.............................................         (20.1)          (37.2)         (10.6)
Equity security transaction gains............................................          25.7             5.8           17.7
Equity security transaction losses...........................................          (3.8)          (12.5)          (5.9)
Mortgage loan transaction gains..............................................           3.2            --              0.2
Venture capital partnership transaction gains (losses).......................           2.4           (13.9)          --
Affiliate equity security transaction gains..................................          10.4            14.4           --
Affiliate equity security transaction losses.................................          --             (10.7)          --
Real estate transaction losses...............................................          --              (0.6)          --
Debt and equity securities pledged as collateral gains.......................          --               2.5           --
Other invested asset transaction gains.......................................           2.8            15.1            5.5
                                                                               --------------  -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................          82.7           (17.9)          45.9
                                                                               --------------  -------------- --------------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $      73.8     $     (53.2)   $      (2.0)
                                                                               ==============  ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million for 2004. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2006 or 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $    (125.9)    $    (313.0)   $     (27.1)
Equity securities............................................................          12.7             2.6            0.2
Debt and equity securities pledged as collateral.............................          (9.1)          (93.3)           7.8
Other investments............................................................          --              (7.5)          --
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               ==============  ============== ==============

Net unrealized investment losses.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               --------------  -------------- --------------
Applicable policyholder dividend obligation..................................         (73.8)         (194.8)           3.6
Applicable deferred policy acquisition costs.................................         (16.2)          (70.5)          (7.7)
Applicable deferred income tax benefit.......................................          (8.2)          (20.1)          (9.8)
                                                                               --------------  -------------- --------------
Offsets to net unrealized investment losses..................................         (98.2)         (285.4)         (13.9)
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 10).......................................   $     (24.1)    $    (125.8)   $      (5.2)
                                                                               ==============  ============== ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security purchases......................................................   $  (4,451.0)    $  (4,500.4)   $  (4,052.9)
Equity security purchases....................................................         (54.9)         (150.8)         (66.3)
Venture capital partnership investments......................................         (41.8)          (65.7)         (59.3)
Other invested asset purchases...............................................         (88.5)          (87.2)         (25.8)
Policy loan advances, net....................................................         (77.0)          (48.3)          44.7
                                                                               --------------  -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,713.2)    $  (4,852.4)   $  (4,159.6)
                                                                               ==============  ============== ==============

Debt securities sales........................................................   $   3,653.6     $   2,925.8    $   2,405.2
Debt securities maturities and repayments....................................       1,580.6         1,367.6        1,483.0
Equity security sales........................................................          87.4           225.4          111.2
Mortgage loan maturities and principal repayments............................          60.3            79.2           77.2
Venture capital partnership capital distributions............................          75.7           185.9           59.4
Affiliate securities sales...................................................          --              --              1.0
Real estate and other invested assets sales..................................         103.7            17.8           76.8
                                                                               --------------  -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   5,561.3     $   4,801.7    $   4,213.8
                                                                               ==============  ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2006 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2006.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ in millions)                                                                    DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  -------------- --------------

Due in one year or less......................................................   $     414.8     $       5.4    $     420.2
Due after one year through five years........................................       1,954.3            27.9        1,982.2
Due after five years through ten years.......................................       3,804.0            23.2        3,827.2
Due after ten years..........................................................       6,231.0            15.4        6,246.4
                                                                               --------------  -------------- --------------
TOTAL........................................................................   $  12,404.1     $      71.9    $  12,476.0
                                                                               ==============  ============== ==============


10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
                                                                ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

6.95% surplus notes..........................................    $      --      $      --       $      30.2    $      30.7
7.15% surplus notes..........................................          174.0          189.6           173.9          183.4
                                                                -------------- --------------  -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     174.0    $     189.6     $     204.1    $     214.1
                                                                ============== ==============  ============== ==============

Our 7.15% surplus notes are an obligation of Phoenix Life and are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at the option of Phoenix Life at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life. On December 15, 2004, Phoenix Life repurchased $144.8 million of the previously issued $175.0 million outstanding principal on its 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, Phoenix Life issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, The Phoenix Companies amended and restated their existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009. The amendments to the terms of the Original Facility set forth in the Amended Facility include, but are not limited to, (i) the elimination of a $750 million limit on aggregate indebtedness, (ii) the modification of certain covenants and other provisions to permit a monetization or securitization of the closed block of specified life and annuity policies established in the Plan of Reorganization of Phoenix Home Life Mutual Insurance Company, and (iii) the permission of acquisitions and joint ventures which satisfy certain additional specified conditions. These conditions include, among other things, majority lender consent in the event the aggregate amount of consideration payable exceeds $400 million in respect of all acquisitions and joint ventures during the term of the agreement, excluding those to which the lenders have previously provided consent.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.5     $      14.7    $      12.8
                                                                               ==============  ============== ==============
INTEREST PAID................................................................   $      14.6     $      14.6    $      12.6
                                                                               ==============  ============== ==============


11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   o Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   o     Liabilities associated with the guaranteed minimum income benefit
         (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................    $     733.0    $     729.5
Equity funds................................................................................        2,591.0        2,342.9
Other.......................................................................................           92.2           82.7
                                                                                               -------------- --------------
TOTAL.......................................................................................    $   3,416.2    $   3,155.1
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2006
($ in millions)                                                                                -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................    $      10.7    $       2.5
Incurred....................................................................................            1.9            1.2
Paid........................................................................................           (1.9)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................    $      10.7    $       3.7
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
                                                                                                    DECEMBER 31, 2005
                                                                                               -----------------------------
(NET OF REINSURANCE RECOVERABLES):                                                                ANNUITY        ANNUITY
($ in millions)                                                                                   GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................    $       9.1    $       0.8
Incurred....................................................................................            2.9            1.7
Paid........................................................................................           (1.3)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................    $      10.7    $       2.5
                                                                                               ============== ==============

-------
(1) The reinsurance recoverable asset related to the GMDB was $39.2 million and $39.0 million as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB) and a guaranteed minimum accumulation benefit (GMAB).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds.

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2006 and 2005, 100% of the aggregate account value with the GMWB and GMAB features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. In 2006, we began hedging our GMAB exposure using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in millions)                                                            ACCOUNT        AT RISK AFTER      ATTAINED AGE
                                                                            VALUE          REINSURANCE       OF ANNUITANT
                                                                       ----------------- -----------------  ----------------

GMDB return of premium(1)...........................................    $      1,363.5    $          8.0          59
GMDB step up(2).....................................................           1,809.8              39.3          60
GMDB earnings enhancement benefit (EEB)(3)..........................              77.6              --            59
GMDB greater of annual step up and roll up(4).......................              37.7               4.0          62
                                                                       ----------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.....................................    $      3,288.6    $         51.3
                                                                       ================= =================

GMIB................................................................    $        620.1    $         --            58
GMAB................................................................             210.6              --            54
GMWB................................................................              30.1              --            67
                                                                       ----------------- -----------------
TOTAL AT DECEMBER 31, 2006..........................................    $        860.8    $         --
                                                                       ================= =================

-------
(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
    The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the currant account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $12.7 million.

12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These eight collateralized obligation trusts are investment trusts with aggregate assets of $4.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $8.0 million, $8.8 million and $8.0 million during the years ended December 31, 2006, 2005 and 2004, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $25.8 million at December 31, 2006 (none of which relates to trusts that are consolidated). Of that exposure, $23.7 million (none of which relates to trust that are consolidated) relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2006 and 2005 and three as of December 31, 2004. As of December 31, 2006, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.7 million, $5.0 million and $3.4 million for the years ended December 31, 2006, 2005 and 2004, respectively, related to these consolidated obligation trusts.

The other six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.7 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $25.8 million ($23.7 million of which are investment grade debt securities at December 31, 2006).

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                  AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $     267.2    $     251.4     $     304.1    $     278.9
Equity securities pledged as collateral......................            0.6            0.3             0.3            0.3
                                                                -------------- --------------  -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     267.8    $     251.7     $     304.4    $     279.2
                                                                ============== ==============  ============== ==============

Cash and accrued investment income of $5.0 million and $17.6 million are included in the amounts above at December 31, 2006 and 2005, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $332.2 million and $371.2 million at December 31, 2006 and 2005, respectively, and non-recourse derivative cash flow hedge liability of $11.8 million (notional amount of $222.9 million with maturity of June 1, 2009) and $18.7 million (notional amount of $210.8 million with maturities of 2005-2013) at December 31, 2006 and 2005, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2006 and 2005.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $      35.4    $     (19.6)    $      35.8    $     (10.6)
Equity securities pledged as collateral......................            0.4           (0.1)            0.1           (0.1)
                                                                -------------- --------------  -------------- --------------
TOTAL........................................................    $      35.8    $     (19.7)    $      35.9    $     (10.7)
                                                                ============== ==============  ============== ==============
NET UNREALIZED GAINS.........................................    $      16.1                    $      25.2
                                                                ==============                 ==============


AGING OF TEMPORARILY IMPAIRED DEBT AND                                  AS OF DECEMBER 31, 2006
EQUITY SECURITIES PLEDGED AS COLLATERAL:     -------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                             -------------------------- ------------------------- --------------------------
                                                 FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------- ------------ ------------ ------------ -------------

Corporate..................................   $     --     $     --      $      0.1   $     (0.2)  $      0.1   $     (0.2)
Mortgage-backed............................         --           --            12.9         (7.7)        12.9         (7.7)
Other asset-backed.........................         --           --             1.5        (11.7)         1.5        (11.7)
                                             ------------ ------------- ------------ ------------ ------------ -------------
DEBT SECURITIES............................   $     --     $     --      $     14.5   $    (19.6)  $     14.5   $    (19.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                             ------------ ------------- ------------ ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     --     $     --      $     14.5   $    (19.7)  $     14.5   $    (19.7)
                                             ============ ============= ============ ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $19.6 million at December 31, 2006. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $0.6 million at December 31, 2006. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2006.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2006
($ in millions)                                                                                                   COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      19.5
Due after one year through five years.......................................................................          48.2
Due after five years through ten years......................................................................          32.6
Due after ten years.........................................................................................         151.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $     251.4
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2006 and 2005 is $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF                                                                  AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INCREASE (DECREASE) IN NET INCOME............................................   $      (1.0)    $       1.3    $     (12.9)
                                                                               ==============  ============== ==============
REDUCTION TO STOCKHOLDERS' EQUITY............................................   $     (71.2)    $     (67.9)   $     (67.5)
                                                                               ==============  ============== ==============

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ in millions)                                                                   2006                      2005
                                                                        ------------------------- --------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             ------------ ------------ ------------- ------------ ------------ -------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30      2007       $       0.4  $      --    $       1.2  $      --
    Non-hedging derivative instruments....           363    2007-2016            2.1          1.2          6.6          4.9
CROSS CURRENCY SWAPS......................            35    2012-2016           --            1.0          0.7         --
PUT OPTIONS...............................            50      2016               4.0         --           --           --
OTHER.....................................            53    2007-2008            0.5         --            0.1         --
                                             ------------               ------------ ------------ ------------ -------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      531                 $       7.0  $       2.2  $       8.6  $       4.9
                                             ============               ============ ============ ============ =============

INTEREST RATE SWAPS

Cash flow hedges

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2006, 2005 and 2004. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $7.0 million as of December 31, 2006. We consider the likelihood of any material loss on these instruments to be remote.

Cross currency swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. We held four cross currency swaps at the end of the statement period.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                       AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

Cash and cash equivalents....................................    $     289.0    $     289.0     $     225.6    $     225.6
Available-for-sale debt securities (Note 9)..................       12,549.9       12,549.9        13,402.6       13,402.6
Available-for-sale equity securities (Note 9)................          173.6          173.6           169.6          169.6
Mortgage loans (Note 9)......................................           71.9           74.7           128.6          133.4
Debt and equity securities pledged as collateral (Note 12)...          267.8          267.8           304.4          304.4
Derivative financial instruments.............................            7.0            7.0             8.6            8.6
Policy loans (Note 9)........................................        2,322.0        2,415.9         2,245.0        2,347.4
                                                                -------------- --------------  -------------- --------------
FINANCIAL ASSETS.............................................    $  15,681.2    $  15,777.9     $  16,484.4    $  16,591.6
                                                                ============== ==============  ============== ==============

Investment contracts.........................................    $   2,228.4    $   2,190.9     $   3,060.7    $   3,054.4
Non-recourse collateralized obligations (Note 12)............          344.0          272.8           389.9          322.0
Indebtedness (Note 10).......................................          174.0          189.6           204.1          214.1
Derivative financial instruments.............................            2.2            2.2             4.9            4.9
                                                                -------------- --------------  -------------- --------------
FINANCIAL LIABILITIES........................................    $   2,748.6    $   2,655.5     $   3,659.6    $   3,595.4
                                                                ============== ==============  ============== ==============


14.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $      26.1     $       6.6    $     (12.5)
  Deferred...................................................................          47.8            33.3           72.2
                                                                               --------------  -------------- --------------
  Continuing operations......................................................          73.9            39.9           59.7
  Equity in earnings of affiliates...........................................          --              --             (6.8)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO NET INCOME........................................          73.9            39.9           52.9
Other comprehensive income...................................................          (8.2)          (22.1)         (14.0)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME..............................   $      65.7     $      17.8    $      38.9
                                                                               ==============  ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $      14.5     $     (14.1)   $       6.0
                                                                               ==============  ============== ==============


EFFECTIVE INCOME TAX RATE:                                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     228.2     $     161.5    $     194.0
                                                                               --------------  -------------- --------------
Income taxes at statutory rate of 35.0%......................................          79.9            56.5           67.9
Investment income not taxed..................................................          (7.1)           (8.7)         (10.8)
Tax interest recoveries......................................................          --              (5.3)          --
Historic rehabilitation and other tax credits................................          (0.6)           (2.3)          --
Realized losses (gains) on available-for-sale securities pledged as collateral          0.3            (0.5)           4.5
Other, net...................................................................           1.4             0.2           (1.9)
                                                                               --------------  -------------- --------------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS.......................   $      73.9     $      39.9    $      59.7
                                                                               ==============  ============== ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ in millions)                                                                                        DECEMBER 31,
                                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     290.7    $     233.8
Unearned premiums/deferred revenues.........................................................          103.3          108.2
Employee benefits...........................................................................           58.3           70.6
Intangible assets...........................................................................            2.1            2.3
Net operating and capital loss carryover benefits...........................................           13.7           25.4
Historic rehabilitation and other tax credits...............................................           16.4           18.7
Foreign tax credits carryover benefits......................................................            8.9            9.0
Other.......................................................................................            5.0            0.6
Valuation allowance.........................................................................           (6.7)          (6.7)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          491.7          461.9
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (434.6)        (374.1)
Investments.................................................................................         (126.7)        (119.5)
Other.......................................................................................           --             --
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (561.3)        (493.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     (69.6)   $     (31.7)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2006 and prior years with The Phoenix Companies.

As of December 31, 2006, we had deferred tax assets of $4.5 million and $8.1 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $12.8 million are scheduled to expire between the years 2017 and 2026. The federal capital losses of $23.3 million are scheduled to expire in 2010. The state net operating losses of $15.3 million related to the non-life subgroup are scheduled to expire between 2019 and 2025. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2006 and 2005, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2006, the deferred income tax assets of $16.4 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2006, we had foreign tax credit carryover totaling $8.9 million, which is scheduled to expire between 2008 and 2009. As of December 31, 2006 and 2005, we had a $5.6 million valuation allowance relative to foreign tax credit carryovers.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2006 and 2005 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.

15.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                     YEAR ENDED DECEMBER 31,
($ in millions)                              -----------------------------------------------------------------------------------
                                                         2006                      2005                         2004
                                             ---------------------------- -------------------------- ---------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- ------------- ------------- ------------- -------------

Unrealized gains (losses) on
  investments..............................   $    (67.3)   $    (10.4)   $   (464.0)   $   (193.1)   $    (12.5)    $    22.5
Net realized investment losses on
  available-for-sale securities included
  in net income............................        (55.0)        (13.7)         52.8          67.3          (6.6)        (27.7)
                                             ------------- ------------- ------------- ------------- ------------- -------------
Net unrealized investment gains............       (122.3)        (24.1)       (411.2)       (125.8)        (19.1)         (5.2)
Net unrealized foreign currency
  translation adjustment ..................         (0.3)         (0.1)         (6.0)         (4.0)         (4.6)         (0.6)
Net unrealized derivative instruments
  gains (losses)...........................          7.1           6.9          82.8          82.8          13.1          13.3
                                             ------------- ------------- ------------- ------------- ------------- -------------
Other comprehensive income (loss)..........       (115.5)   $    (17.3)       (334.4)   $    (47.0)        (10.6)    $     7.5
                                             ------------- ============= ------------- ============= ------------- =============
Applicable policyholder dividend
  obligation...............................        (73.8)                     (194.8)                        3.6
Applicable deferred policy acquisition
  cost amortization........................        (16.2)                      (70.5)                       (7.7)
Applicable deferred income taxes
  (benefit)................................         (8.2)                      (22.1)                      (14.0)
                                             -------------               -------------               -------------
Offsets to other comprehensive income......        (98.2)                     (287.4)                      (18.1)
                                             -------------               -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    (17.3)                 $    (47.0)                 $      7.5
                                             ==============              =============               =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ in millions)                                                          --------------------------------------------------------
                                                                                    2006                        2005
                                                                         --------------------------- ----------------------------
                                                                             GROSS          NET          GROSS          NET
                                                                         ------------- ------------- ------------- --------------

Unrealized gains on investments......................................     $    185.4    $      2.8    $    307.7    $     26.9
Unrealized foreign currency translation adjustment...................           (0.6)         (0.9)         (0.3)         (0.8)
Unrealized losses on derivative instruments..........................          (33.3)        (17.7)        (40.4)        (24.6)
                                                                         ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................          151.5    $    (15.8)        267.0    $      1.5
                                                                         ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................          167.7                       241.5
Applicable deferred policy acquisition costs.........................           (0.3)                       15.9
Applicable deferred income taxes.....................................           (0.1)                        8.1
                                                                         -------------               -------------
Offsets to accumulated other comprehensive income....................          167.3                       265.5
                                                                         -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $    (15.8)                 $      1.5
                                                                         =============               =============


16.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                              YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           5.50%          5.75%
Future compensation increase rate............................................       4.25%           4.00%          4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       9.50%          10.00%          8.50%
Future health care cost increase rate, age 65 and older......................      11.50%          12.25%         10.50%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%


CHANGES IN PENSION PLANS' ASSETS AND                                              YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ------------------------------------------------------------
($ in millions)                                                        EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                                -----------------------------  -----------------------------
                                                                    2006           2005            2006           2005
                                                                -------------- --------------  -------------- --------------

PLANS' ASSETS

Plan assets' actual gain (loss)..............................    $      63.1    $      24.5     $      --      $      --
Employer contributions.......................................           23.9           27.7             5.9            5.5
Participant benefit payments.................................          (26.7)         (26.0)           (5.9)          (5.5)
                                                                -------------- --------------  -------------- --------------
Change in plan assets........................................           60.3           26.2            --             --
Plan assets, beginning of year...............................          422.6          396.4            --             --
                                                                -------------- --------------  -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     482.9    $     422.6     $      --      $      --
                                                                ============== ==============  ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (38.7)   $     (36.7)    $      (9.8)   $      (9.1)
Actuarial gain (loss)........................................           12.1          (13.3)            1.9          (18.3)
Participant benefit payments.................................           26.7           26.0             5.9            5.5
Plan amendments..............................................           --             --              --             (1.5)
                                                                -------------- --------------  -------------- --------------
Change in projected benefit obligation.......................            0.1          (24.0)           (2.0)         (23.4)
Projected benefit obligation, beginning of year..............         (523.0)        (499.0)         (124.6)        (134.6)
                                                                -------------- --------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (522.9)   $    (523.0)    $    (126.6)   $    (158.0)
                                                                ============== ==============  ============== ==============
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATION,
  END OF YEAR................................................    $     (40.0)   $    (100.4)    $    (126.6)   $    (124.6)
                                                                ============== ==============  ============== ==============

ACCUMULATED BENEFIT OBLIGATION...............................    $     494.2    $     492.6     $     111.6    $     106.5
                                                                ============== ==============  ============== ==============

The Phoenix Companies does not expect any required contributions in 2007. The Phoenix Companies made payments totaling $23.9 million to the pension plan during 2006.

CHANGES IN PLAN PROJECTED BENEFIT OBLIGATION:                                                       AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Service and interest cost accrued...........................................................    $      (6.2)   $      (5.2)
Actuarial loss..............................................................................           (6.6)          (4.2)
Participant benefit payments................................................................            6.2            6.7
Plan amendments.............................................................................           --              0.6
                                                                                               -------------- --------------
Change in projected benefit obligation......................................................           (6.6)          (2.1)
Projected benefit obligations, beginning of year............................................          (72.4)         (70.3)
                                                                                               -------------- --------------
PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..................................................    $     (79.0)   $     (72.4)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.1 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes), $6.5 million ($4.2 million after income taxes) and $31.8 million ($20.7 million after income taxes) in 2006, 2005 and 2004, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services.


17.  DISCONTINUED OPERATIONS

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


18.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ in millions)                                                                                DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     932.5     $     885.5    $     814.6
Asset valuation reserve (AVR)................................................         187.8           210.8          213.6
                                                                               --------------  -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,120.3     $   1,096.3    $   1,028.2
                                                                               ==============  ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     131.6     $     106.2    $      35.1
                                                                               ==============  ============== ==============
STATUTORY NET INCOME.........................................................   $     162.0     $      61.0    $      47.1
                                                                               ==============  ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $87.5 million in 2006 and is able to pay $92.2 million in dividends in 2007 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $92.2 million in 2007, would be subject to the discretion of the New York Superintendent of Insurance.


19.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                            AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                                 CARRYING                       CARRYING
                                                                    COST           VALUE           COST           VALUE
                                                                -------------- --------------  -------------- --------------

Real estate..................................................    $     105.5    $      37.0     $     101.1    $      34.9
Equipment....................................................          200.2           40.9           185.4           34.8
Leasehold improvements.......................................            0.8            0.7            --             --
                                                                -------------- --------------  -------------- --------------
Premises and equipment cost and carrying value...............          306.5    $      78.6           286.5    $      69.7
                                                                               ==============                 ==============
Accumulated depreciation and amortization....................         (227.9)                        (216.8)
                                                                --------------                 --------------
PREMISES AND EQUIPMENT.......................................    $      78.6                    $      69.7
                                                                ==============                 ==============

Depreciation and amortization expense for premises and equipment for 2006, 2005 and 2004 totaled $12.1 million, $9.2 million and $11.3 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.7 million, $2.4 million and $6.7 million in 2006, 2005 and 2004, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $14.3 million as of December 31, 2006, payable as follows: 2007, $4.0 million; 2008, $2.7 million; 2009, $2.3 million; 2010, $1.9 million; 2011, $1.4 million; and thereafter, $2.0 million.


20.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.8 million, $9.4 million and $8.2 million for 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $0.5 million and $0.0 million, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.7 million and $0.5 million as of December 31, 2006 and 2005, respectively. The variable product separate accounts fees retained by PXP were $1.8 million, $1.9 million and $3.2 million for 2006, 2005 and 2004, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 3% for the years ended December 31, 2005 and 2004, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2006 and 2005 were $54.0 million and $66.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $48.9 million, $45.3 million and $51.8 million for 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $0.5 million and $5.1 million, as of December 31, 2006 and 2005, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2006, 2005 and 2004, we incurred $50.1 million, $37.6 million and $32.4 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $2.4 million and $1.9 million as of December 31, 2006 and 2005, respectively.


21.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the New York State Insurance Department conducted its routine quinquennial financial and market conduct examination of Phoenix Life and its New York domiciled life insurance subsidiary and the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. The New York State Insurance Department's report, for the five-year period ending December 31, 2002, cited no material violations. In 2004, the NASD also commenced examinations of two broker-dealer affiliates; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified The Phoenix Companies that it was asserting violations of trade reporting rules by a subsidiary. The Phoenix Companies responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified The Phoenix Companies that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. The Phoenix Companies cooperated fully and have had no further inquiry since filing our response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


22.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2006, the Company had committed $181.4 million under such investments, of which $85.8 million is expected to be disbursed by December 31, 2007.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $19.4 million at December 31, 2006.

                                                                     [VERSION E]
                            PHOENIX SPECTRUM EDGE(R)+


         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")
                         PHOENIX LIFE INSURANCE COMPANY
                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut 06103-2899                                     PO Box 8027
                                                Boston, Massachusetts 02266-8027





                                   May 1, 2007

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2007. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.

                                TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----
Phoenix Life Insurance Company....................................     2

Underwriter.......................................................     2

Services..........................................................     2

Performance History...............................................     2


Calculation of Yield and Return...................................     7

Calculation of Annuity Payments ..................................     8

Experts ..........................................................     9


Separate Account Financial Statements.............................  SA-1

Company Financial Statements......................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, incorporated May 1, 1851, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive and main administrative offices are at One American Row, Hartford, Connecticut, 06103-2899. Our New York principal office is at 31 Tech Valley Drive, East Greenbush, New York 12061. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.


UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commission costs are borne directly by Phoenix.


SERVICES
--------------------------------------------------------------------------------

SERVICING AGENT
    The Phoenix Edge Series Fund reimburses Phoenix for various shareholder services provided by the Variable Product Operations area, located at 31 Tech Valley Drive, East Greenbush, NY 12061. The Phoenix Edge Series Fund is an open-end management investment company with many separate series. Shares of the fund are not directly offered to the public, but through policies and annuities issued by PHL Variable, Phoenix Life Insurance Company and Phoenix Life and Annuity Company.


    The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2006 is 0.66% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follow:


----------------------------------------------------------------------------
        YEAR ENDED DECEMBER 31,                        FEE PAID
----------------------------------------------------------------------------
                  2004                               $2.2 million
----------------------------------------------------------------------------
                  2005                               $1.9 million
----------------------------------------------------------------------------

                  2006                               $1.5 million

----------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

    Under a contract with Phoenix Life Insurance Company
("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the contract owner, for use in conjunction with the contract. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


-----------------------------------------------------------------------------

          YEAR ENDED DECEMBER 31,                     FEE PAID
-----------------------------------------------------------------------------
                   2004                               $98,275
-----------------------------------------------------------------------------
                   2005                               $86,000
-----------------------------------------------------------------------------
                   2006                               $101,000

-----------------------------------------------------------------------------


PERFORMANCE HISTORY
--------------------------------------------------------------------------------


    From time to time, the Separate Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix Money Market Subaccount, as yield of the Phoenix Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its average annual total return, it usually will be calculated for one, five and ten years or since inception if the subaccount has not been in existence for at least 10 years. Standardized average annual total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract and surrender charges, except for premium taxes (which vary by state).


    Standardized performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, daily administrative fees, annual contract fee and deferred surrender charges. It is assumed that a $1,000 investment is made at the beginning of each time period. It is assumed that the entire investment is surrendered at the end of each time period.

    Non-Standardized Performance includes the following charges: total operating expenses of the underlying subaccount, mortality and expense risk charges, and daily administrative fees. It is assumed that a $1,000 investment is made at the beginning of each time period. The annual contract fee and deferred surrender charges are not included.


    For those subaccounts within the Separate Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                                 CONTRACTS WITH DEATH BENEFIT OPTION 1
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
                                                                INCEPTION                                               SINCE
                   SUBACCOUNT                                     DATE         1 YEAR       5 YEARS      10 YEARS     INCEPTION*
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 AIM V.I. Capital Appreciation Fund                             30-Mar-01       -1.38%        2.00%                      1.24%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 DWS Equity 500 Index VIP                                       29-Oct-01        7.73%        4.05%                      5.33%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Federated Fund For U.S. Government Securities II               15-Jul-99       -3.52%        2.37%                      3.86%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Federated High Income Bond Fund II                             15-Jul-99        3.07%        7.45%                      3.38%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Fidelity VIP Contrafund(R) Portfolio                           05-Jun-00        3.85%       10.02%                      4.21%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Fidelity VIP Growth Opportunities Portfolio                    05-Jun-00       -2.37%        2.59%                     -2.86%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Fidelity VIP Growth Portfolio                                  05-Jun-00       -0.96%       -0.34%                     -5.44%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Fidelity VIP Investment Grade Bond Portfolio                   29-Jan-07                                               -3.18%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Franklin Income Securities Fund Class 2                        06-Jan-99       10.42%       10.56%                      8.28%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Lord Abbett Bond-Debenture Portfolio                           20-Apr-05        1.61%                                   3.75%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Lord Abbett Growth and Income Portfolio                        20-Apr-05        9.46%                                  11.44%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Lord Abbett Mid-Cap Value Portfolio                            20-Apr-05        4.48%                                  11.55%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Mutual Shares Securities Fund Class 2                          01-May-00       10.56%        8.41%                      8.84%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Neuberger Berman AMT Fasciano Portfolio Class S                12-Jul-02       -2.42%                                   7.68%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Neuberger Berman AMT Guardian Portfolio Class S                02-Aug-02        5.26%                                  12.50%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Oppenheimer Capital Appreciation Fund                          18-Sep-01       -0.02%        0.91%                      3.81%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Oppenheimer Global Securities Fund                             13-Jul-00        9.55%       10.22%                      4.27%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Oppenheimer Main Street Small Cap Fund                         16-Jul-01        6.88%       10.90%                     10.75%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix Capital Growth Edge Series                             31-Dec-82       -4.43%       -0.54%        0.30%         9.72%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix Growth & Income Edge Series                            02-Mar-98        9.37%        4.19%                      4.25%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix Mid-Cap Growth Edge Series                             02-Mar-98       -3.53%       -1.74%                      3.52%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix Money Market Edge Series                               08-Oct-82       -3.25%        0.10%        2.13%         3.92%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix Multi-Sector Fixed Income Edge Series                  31-Dec-82       -0.84%        6.12%        5.02%         7.72%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix Multi-Sector Short Term Bond Edge Series               02-Jun-03       -1.96%                                   2.00%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix Strategic Allocation Edge Series                       17-Sep-84        4.93%        3.65%        6.70%         9.17%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-Aberdeen International Edge Series                     01-May-90       19.44%       13.62%        7.90%         7.62%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-Alger Small-Cap Growth Edge Series                     12-Aug-02       11.62%                                  17.59%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-Duff & Phelps Real Estate Securities Edge Series       01-May-95       29.02%       25.10%       15.08%        17.02%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-S&P Dynamic Asset Allocation Series: Aggressive
   Growth                                                       03-Feb-06                                                5.10%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-S&P Dynamic Asset Allocation Series: Growth            03-Feb-06                                                2.49%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-S&P Dynamic Asset Allocation Series: Moderate          03-Feb-06                                               -1.74%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   Growth                                                       03-Feb-06                                                1.31%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-Sanford Bernstein Mid-Cap Value Edge Series            02-Mar-98        7.13%       12.16%                      7.90%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-Sanford Bernstein Small Cap Value Edge Series          20-Nov-00        8.94%       13.36%                     14.58%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-Van Kampen Comstock Edge Series                        02-Mar-98       13.04%        5.00%                      7.26%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Phoenix-Van Kampen Equity 500 Index Edge Series                14-Jul-97        6.43%        2.76%                      3.87%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 PIMCO CommodityRealReturn(TM) Strategy Portfolio               28-Feb-06                                               -5.80%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 PIMCO Real Return Portfolio                                    28-Feb-06                                               -7.19%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 PIMCO Total Return Portfolio                                   28-Feb-06                                               -4.23%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Templeton Developing Markets Securities Fund Class 2           01-May-97       20.15%       23.66%                      3.42%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Templeton Foreign Securities Fund Class 2                      01-May-97       13.58%        9.48%                      6.38%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Templeton Growth Securities Fund Class 2                       01-May-00       13.94%        8.81%                      7.04%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Van Kampen UIF Equity and Income Portfolio                     30-Apr-03        4.82%                                  11.10%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Wanger International Select                                    01-Feb-99       27.97%       16.88%                     14.05%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Wanger International Small Cap                                 01-May-95       29.11%       20.92%       13.72%        17.09%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Wanger Select                                                  01-Feb-99       11.86%       11.96%                     13.71%
----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------
 Wanger U.S. Smaller Companies                                  01-May-95        0.17%        9.29%       10.37%        13.75%

----------------------------------------------------------- ---------------- ------------- ------------ ------------ --------------


*The "Since Inception" column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)


                          STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2006 FOR
                                                 CONTRACTS WITH DEATH BENEFIT OPTION 2

----------------------------------------------------------- ---------------- ------------ ------------ ------------ --------------
                                                                INCEPTION                                               SINCE
                   SUBACCOUNT                                     DATE         1 YEAR       5 YEARS      10 YEARS     INCEPTION*
----------------------------------------------------------- ---------------- ------------ ------------ ------------ --------------
 AIM V.I. Capital Appreciation Fund                             30-Mar-01      -1.54%        1.85%                       1.09%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 DWS Equity 500 Index VIP                                       29-Oct-01       7.56%        3.89%                       5.17%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ --------------
 Federated Fund For U.S. Government Securities II               15-Jul-99      -3.67%        2.21%                       3.70%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Federated High Income Bond Fund II                             15-Jul-99       2.91%        7.29%                       3.23%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Fidelity VIP Contrafund(R) Portfolio                           05-Jun-00       3.68%        9.85%                       4.05%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Fidelity VIP Growth Opportunities Portfolio                    05-Jun-00      -2.52%        2.43%                      -3.00%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Fidelity VIP Growth Portfolio                                  05-Jun-00      -1.11%       -0.50%                      -5.58%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Fidelity VIP Investment Grade Bond Portfolio                   29-Jan-07                                               -3.17%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Franklin Income Securities Fund Class 2                        06-Jan-99      10.24%       10.39%                       8.12%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Lord Abbett Bond-Debenture Portfolio                           20-Apr-05       1.45%                                    3.58%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Lord Abbett Growth and Income Portfolio                        20-Apr-05       9.29%                                   11.26%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Lord Abbett Mid-Cap Value Portfolio                            20-Apr-05       4.31%                                   11.37%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Mutual Shares Securities Fund Class 2                          01-May-00      10.38%        8.24%                       8.68%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Neuberger Berman AMT Fasciano Portfolio Class S                12-Jul-02      -2.57%                                    7.51%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Neuberger Berman AMT Guardian Portfolio Class S                02-Aug-02       5.09%                                   12.32%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Oppenheimer Capital Appreciation Fund                          18-Sep-01      -0.18%        0.76%                       3.65%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Oppenheimer Global Securities Fund                             13-Jul-00       9.38%       10.05%                       4.12%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Oppenheimer Main Street Small Cap Fund                         16-Jul-01       6.71%       10.73%                      10.58%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix Capital Growth Edge Series                             31-Dec-82      -4.58%       -0.69%         0.14%         9.55%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix Growth & Income Edge Series                            02-Mar-98       9.20%        4.03%                       4.10%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix Mid-Cap Growth Edge Series                             02-Mar-98      -3.68%       -1.88%                       3.37%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix Money Market Edge Series                               08-Oct-82      -3.40%       -0.05%         1.98%         3.76%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix Multi-Sector Fixed Income Edge Series                  31-Dec-82      -1.00%        5.95%         4.86%         7.55%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix Multi-Sector Short Term Bond Edge Series               02-Jun-03      -2.12%                                    1.84%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix Strategic Allocation Edge Series                       17-Sep-84       4.76%        3.50%         6.54%         9.01%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-Aberdeen International Edge Series                     01-May-90      19.26%       13.45%         7.74%         7.45%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-Alger Small-Cap Growth Edge Series                     12-Aug-02      11.44%                                   17.41%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-Duff & Phelps Real Estate Securities Edge Series       01-May-95      28.82%       24.91%        14.90%        16.85%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-S&P Dynamic Asset Allocation Series: Aggressive
   Growth                                                       03-Feb-06                                                4.95%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-S&P Dynamic Asset Allocation Series: Growth            03-Feb-06                                                2.34%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-S&P Dynamic Asset Allocation Series: Moderate          03-Feb-06                                               -1.89%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-S&P Dynamic Asset Allocation Series: Moderate
   Growth                                                       03-Feb-06                                                1.16%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-Sanford Bernstein Mid-Cap Value Edge Series            02-Mar-98       6.96%       11.99%                       7.74%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-Sanford Bernstein Small Cap Value Edge Series          20-Nov-00       8.77%       13.19%                      14.41%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-Van Kampen Comstock Edge Series                        02-Mar-98      12.87%        4.84%                       7.09%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Phoenix-Van Kampen Equity 500 Index Edge Series                14-Jul-97       6.27%        2.60%                       3.71%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 PIMCO CommodityRealReturn(TM) Strategy Portfolio               28-Feb-06                                               -5.93%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 PIMCO Real Return Portfolio                                    28-Feb-06                                               -7.31%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 PIMCO Total Return Portfolio                                   28-Feb-06                                               -4.36%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Templeton Developing Markets Securities Fund Class 2           01-May-97      19.96%       23.47%                       3.26%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Templeton Foreign Securities Fund Class 2                      01-May-97      13.40%        9.31%                       6.22%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Templeton Growth Securities Fund Class 2                       01-May-00      13.76%        8.65%                       6.88%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Van Kampen UIF Equity and Income Portfolio                     30-Apr-03       4.65%                                   10.93%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Wanger International Select                                    01-Feb-99      27.76%       16.70%                      13.87%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Wanger International Small Cap                                 01-May-95      28.91%       20.74%        13.55%        16.92%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Wanger Select                                                  01-Feb-99      11.68%       11.79%                      13.54%
--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------
 Wanger U.S. Smaller Companies                                  01-May-95       0.01%        9.12%        10.21%        13.58%

--------------------------------------------------------- ----------------- ------------- ------------ ------------ ---------------


*The "Since Inception column will be blank if there is less than one year's experience or if the fund was unavailable to investors.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees, annual contract fee, mortality and expense risk charges, and deferred surrender charges of 7% and 3% deducted from redemptions in year one and year five, respectively. Surrender charges are based on the age of the deposit. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. (These tables reflect standardized performance return.)

                            NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1
--------------------------------------------------------------------------------------------------------------------------------
                           SUBACCOUNT     1997    1998     1999     2000     2001    2002      2003     2004     2005     2006
--------------------------------------------------------------------------------------------------------------------------------

 AIM V.I. Capital Appreciation Fund      12.15%  17.88%   42.89%  -11.97%  -24.20%  -25.26%   27.98%    5.35%    7.54%    5.04%
--------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                        27.18%   18.95%  -10.31%  -13.26%  -23.25%   26.63%    9.27%    3.43%   14.15%
--------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government
   Securities II                          7.28%   6.38%   -1.78%    9.67%    5.74%    7.74%    1.14%    2.37%    0.81%    2.90%
--------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II      12.47%   1.47%    1.10%  -10.11%    0.15%    0.18%   20.76%    9.14%    1.43%    9.49%
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio            28.39%   22.67%   -7.83%  -13.42%  -10.51%   26.82%   13.96%   15.46%   10.26%
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities
   Portfolio                                     23.02%    2.94%  -18.17%  -15.48%  -22.85%   28.11%    5.78%    7.57%    4.05%
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                   37.72%   35.65%  -12.13%  -18.72%  -31.03%   31.20%    2.03%    4.42%    5.46%
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond
   Portfolio                                                                 7.00%    8.89%    3.81%    3.07%    0.87%    3.06%
--------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund
   Class 2                                                         18.01%   -0.45%   -1.79%   30.15%   12.49%    0.40%   16.83%
--------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture
   Portfolio                                                                          6.64%   16.60%    6.60%    0.10%    8.03%
--------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income
   Portfolio                             23.17%  11.54%   15.35%   14.40%   -7.84%  -19.01%   29.45%   11.31%    2.02%   15.88%
--------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio                               50.63%    6.76%  -10.86%   23.27%   22.56%    6.93%   10.90%
--------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund
   Class 2                               16.04%  -1.38%   12.22%   11.90%    5.75%  -12.87%   23.66%   11.29%    9.24%   16.97%
--------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano
   Portfolio Class S                                                                          23.57%   10.54%    1.67%    4.00%
--------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian
   Portfolio Class S                                                                          29.82%   14.17%    6.86%   11.68%
--------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Fund                                                                             -27.96%   29.13%    5.34%    3.62%    6.40%
--------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund                                        -13.23%  -23.29%   41.16%   17.46%   12.70%   15.97%
--------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small
   Cap Fund                                                                         -16.93%   42.53%   17.75%    8.41%   13.29%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Edge Series      19.65%  28.47%   28.14%  -18.77%  -35.38%  -25.71%   24.98%    3.72%    2.48%    1.99%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Growth & Income Edge Series                      15.62%   -7.72%   -9.27%  -23.44%   25.95%    9.15%    3.56%   15.79%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Edge Series                       43.91%   12.40%  -26.03%  -33.31%   27.30%    5.45%    2.94%    2.89%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Money Market Edge Series         3.93%   3.85%    3.58%    4.78%    2.57%    0.21%   -0.52%   -0.41%    1.36%    3.17%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Fixed Income
   Edge Series                            9.77%  -5.30%    4.20%    5.21%    4.81%    8.68%   13.21%    5.56%    0.57%    5.57%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Short Term
   Bond Edge Series                                                                                     4.07%    0.16%    4.46%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Allocation Edge
   Series                                19.31%  19.36%    9.94%   -0.61%    0.64%  -12.64%   18.44%    6.17%    0.58%   11.35%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International
   Edge Series                           10.72%  26.42%   27.97%  -16.82%  -24.96%  -15.83%   30.29%   19.34%   17.16%   25.86%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth
   Edge Series                                                                                51.56%    0.90%   14.27%   18.03%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
   Securities Edge Series                20.61% -22.15%    3.53%   29.24%    5.34%   10.74%   36.62%   33.08%   13.73%   35.44%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Growth
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap
   Value Edge Series                                     -11.36%   15.52%   21.51%   -9.64%   39.29%   18.97%    6.45%   13.54%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small Cap
   Value Edge Series                                                        14.37%   -9.63%   42.15%   21.21%    6.18%   15.36%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Edge
   Series                                                 22.86%   30.62%  -18.95%  -22.87%   22.40%   11.56%    4.17%   19.46%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Equity 500
   Index Edge Series                             30.12%   17.42%  -12.53%  -12.97%  -24.60%   24.73%    8.52%    2.46%   12.85%
--------------------------------------------------------------------------------------------------------------------------------
 PIMCO CommodityRealReturn(TM)
   Strategy Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 PIMCO Real Return Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets
   Securities Fund Class 2              -30.23% -21.99%   51.48%  -32.86%   -9.19%   -1.34%   51.17%   23.22%   25.91%   26.57%
--------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities
   Fund Class 2                          12.31%   7.74%   21.78%   -3.53%  -17.01%  -19.54%   30.64%   17.11%    8.86%   20.00%
--------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities
   Fund Class 2                          11.87%   7.41%   19.40%    0.27%   -2.49%  -19.47%   30.56%   14.64%    7.57%   20.36%
--------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and Income
   Portfolio                                                                                           10.19%    6.10%   11.24%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                       -2.75%  -27.51%  -16.31%   39.55%   22.85%   15.04%   34.38%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap          -2.64%  14.95%  123.82%  -28.72%  -22.22%  -14.86%   47.09%   28.71%   20.08%   35.53%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                      8.15%    7.78%   -8.72%   29.17%   17.88%    9.18%   18.28%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies           27.89%   7.40%   23.59%   -9.26%   10.05%  -17.81%   41.51%   16.92%    9.93%    6.59%

--------------------------------------------------------------------------------------------------------------------------------
 Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                     THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                            NON-STANDARDIZED ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2
--------------------------------------------------------------------------------------------------------------------------------
                           SUBACCOUNT     1997    1998     1999     2000     2001    2002      2003     2004     2005     2006
--------------------------------------------------------------------------------------------------------------------------------

 AIM V.I. Capital Appreciation Fund      11.98%   17.70%  42.68%  -12.10%  -24.32% -25.38%   27.78%    5.19%    7.38%     4.88%
--------------------------------------------------------------------------------------------------------------------------------
 DWS Equity 500 Index VIP                         26.99%  18.77%  -10.45%  -13.39% -23.36%   26.44%    9.11%    3.28%    13.98%
--------------------------------------------------------------------------------------------------------------------------------
 Federated Fund For U.S. Government
   Securities II                          7.12%    6.21%  -1.93%    9.50%    5.58%   7.58%    0.99%    2.22%    0.66%     2.75%
--------------------------------------------------------------------------------------------------------------------------------
 Federated High Income Bond Fund II      12.30%    1.32%   0.94%  -10.24%    0.00%   0.03%   20.58%    8.97%    1.28%     9.32%
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Contrafund(R) Portfolio             28.20%  22.48%   -7.96%  -13.55% -10.64%   26.63%   13.79%   15.28%    10.10%
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Opportunities
   Portfolio                                      22.84%   2.79%  -18.29%  -15.60% -22.97%   27.92%    5.62%    7.41%     3.89%
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Growth Portfolio                    37.51%  35.45%  -12.26%  -18.84% -31.14%   31.00%    1.87%    4.26%     5.30%
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity VIP Investment Grade Bond
   Portfolio                                                                 6.84%   8.72%    3.65%    2.92%    0.72%     2.91%
--------------------------------------------------------------------------------------------------------------------------------
 Franklin Income Securities Fund
   Class 2                                                         17.83%   -0.60%  -1.94%   29.95%   12.32%    0.25%    16.66%
--------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Bond-Debenture Portfolio                                                6.48%   16.42%    6.44%   -0.05%     7.87%
--------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Growth and Income
   Portfolio                             22.99%   11.37%  15.17%   14.23%   -7.98% -19.13%   29.26%   11.14%    1.87%    15.71%
--------------------------------------------------------------------------------------------------------------------------------
 Lord Abbett Mid-Cap Value Portfolio                               50.40%    6.60% -10.99%   23.08%   22.37%    6.77%    10.73%
--------------------------------------------------------------------------------------------------------------------------------
 Mutual Shares Securities Fund
   Class 2                               15.87%   -1.53%  12.06%   11.74%    5.60% -13.00%   23.47%   11.12%    9.08%    16.80%
--------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Fasciano
   Portfolio Class S                                                                         23.39%   10.37%    1.52%     3.84%
--------------------------------------------------------------------------------------------------------------------------------
 Neuberger Berman AMT Guardian
   Portfolio Class S                                                                         29.63%   14.00%    6.70%    11.51%
--------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Capital Appreciation
   Fund                                                                            -28.07%   28.94%    5.18%    3.46%     6.24%
--------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Global Securities Fund                                        -13.36% -23.41%   40.95%   17.28%   12.53%    15.79%
--------------------------------------------------------------------------------------------------------------------------------
 Oppenheimer Main Street Small
   Cap Fund                                                                         17.06%   42.31%   17.58%    8.25%    13.12%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Capital Growth Edge Series      19.47%   28.28%  27.95%  -18.89%  -35.47% -25.82%   24.79%    3.56%    2.33%     1.84%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Growth & Income Edge Series                      15.45%   -7.86%   -9.41% -23.56%   25.76%    8.99%    3.40%    15.62%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Mid-Cap Growth Edge Series                       43.70%   12.23%  -26.14% -33.41%   27.11%    5.29%    2.79%     2.74%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Money Market Edge Series         3.78%    3.69%   3.42%    4.62%    2.41%   0.06%   -0.67%   -0.56%    1.21%     3.02%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Fixed Income
   Edge Series                            9.60%   -5.44%   4.04%    5.06%    4.65%   8.52%   13.04%    5.40%    0.42%     5.41%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Multi-Sector Short Term
   Bond Edge Series                                                                                    3.92%    0.01%     4.30%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix Strategic Allocation Edge
   Series                                19.13%   19.18%   9.77%   -0.76%    0.49% -12.77%   18.27%    6.01%    0.43%    11.18%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Aberdeen International
   Edge Series                           10.55%   26.23%  27.78%  -16.94%  -25.08% -15.95%   30.10%   19.16%   16.98%    25.67%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Alger Small-Cap Growth Edge
   Series                                                                                    51.33%    0.75%   14.10%    17.86%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Duff & Phelps Real Estate
   Securities Edge Series                20.43%  -22.27%   3.38%   29.05%    5.18%  10.58%   36.42%   32.88%   13.56%    35.23%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Growth
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Mid-Cap
   Value Edge Series                                     -11.49%   15.34%   21.33%  -9.78%   39.09%   18.79%    6.29%    13.37%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Sanford Bernstein Small Cap
   Value Edge Series                                                        14.20%  -9.77%   41.93%   21.03%    6.02%    15.19%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Comstock Edge
   Series                                                 22.67%   30.42%  -19.07% -22.98%   22.22%   11.40%    4.02%    19.28%
--------------------------------------------------------------------------------------------------------------------------------
 Phoenix-Van Kampen Equity 500 Index
   Edge Series                                    29.92%  17.24%  -12.66%  -13.10% -24.71%   24.54%    8.36%    2.30%    12.68%
--------------------------------------------------------------------------------------------------------------------------------
 PIMCO CommodityRealReturn(TM)
   Strategy Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 PIMCO Real Return Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 PIMCO Total Return Portfolio
--------------------------------------------------------------------------------------------------------------------------------
 Templeton Developing Markets
   Securities Fund Class 2              -30.33%  -22.11%  51.25%  -32.96%   -9.33%  -1.49%   50.94%   23.04%   25.72%    26.38%
--------------------------------------------------------------------------------------------------------------------------------
 Templeton Foreign Securities
   Fund Class 2                          12.14%    7.58%  21.60%   -3.68%  -17.14% -19.66%   30.44%   16.94%    8.70%    19.82%
--------------------------------------------------------------------------------------------------------------------------------
 Templeton Growth Securities
   Fund Class 2                          11.70%    7.25%  19.22%    0.12%   -2.64% -19.59%   30.37%   14.47%    7.41%    20.18%
--------------------------------------------------------------------------------------------------------------------------------
 Van Kampen UIF Equity and
   Income Portfolio                                                                                   10.02%    5.94%    11.07%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger International Select                                       -2.89%  -27.61% -16.43%   39.35%   22.67%   14.87%    34.18%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger International Small Cap          -2.78%   14.78% 123.49%  -28.82%  -22.34% -14.99%   46.87%   28.52%   19.90%    35.33%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger Select                                                      7.99%    7.61%  -8.86%   28.98%   17.70%    9.01%    18.10%
--------------------------------------------------------------------------------------------------------------------------------
 Wanger U.S. Smaller Companies           27.70%    7.24%  23.41%   -9.40%    9.88% -17.93%   41.30%   16.74%    9.77%     6.43%

--------------------------------------------------------------------------------------------------------------------------------
 Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.
                        THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------

    Yield of the Phoenix Money Market Subaccount. We calculate the yield of the Phoenix Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


    The yield/return calculations include a mortality and expense risk charge equal to either 0.975% (Death Benefit Option 1) or 1.125% (Death Benefit Option
2) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.


    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.

 Example Calculations:

   The following examples of return/yield calculations for the Phoenix Money Market Subaccount were based on the 7-day period ending December 31, 2006:


  CONTRACTS WITH DEATH BENEFIT OPTION 1
  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period:............        1.000000

  Value of the same account (excluding capital changes)
    at the end of the 7-day period:.............................        1.000645

  Calculation:

    Ending account value........................................        1.000645
    Less beginning account value................................        1.000000
    Net change in account value.................................        0.000645

  Base period return:

    (net change/beginning account value)........................        0.000645
  Current yield = return x (365/7) =............................           3.36%
  Effective yield = [(1 + return)(365/7)] -1 =..................           3.42%


CONTRACTS WITH DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period:...............      1.000000
Value of the same account

   capital changes) at the end of the 7-day period:...............      1.000617

Calculation:

   Ending account value..........................................       1.000617
   Less beginning account value..................................       1.000000
   Net change in account value...................................       0.000617

Base period return:

   (net change/beginning account value).........................        0.000617
Current yield = return x (365/7) =..............................           3.22%
Effective yield = [(1 + return)(365/7)] -1 =....................           3.27%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.

    Calculation of Total Return. Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one-, five- and ten-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:

(1) We assume a hypothetical $1,000 initial investment in the subaccount;

(2) We determine the value the hypothetical initial investment would have were it redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charges are deducted. This figure is the ending redeemable value (ERV in the formula given below);

(3) We divide this value by the initial $1,000 investment, resulting in a ratio of the ending redeemable value to the initial value for that period;

(4) To get the average annual total return we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one.

The formula in mathematical terms is:

R = ((ERV / II)(1/n)) - 1

Where:

  II      =     a hypothetical initial payment of $1,000
  R       =     average annual total return for the period
  n       =     number of years in the period
  ERV     =     ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]

We normally calculate total return for one-, five- and ten-year periods for each subaccount. If a subaccount has not been available for at least 10 years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sales literature and other communications may contain information about a series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM) ("DJIA")
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) ("S&P 500")


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    Personal Investor
    Registered Representative
    The New York Times
    The Wall Street Journal
    U.S. News and World Report

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indexes include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for such factors as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. Stock Market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the Dow Jones Industrial Average(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------

    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an annuity payment option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.

FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity payment option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983a Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%. The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities. Under Annuity Payment Options G and H, the guaranteed interest rate is 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each Subaccount, divided by $1,000 and then multiplied by the applicable payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable payment option rate used to determine the first payment amount will not be less than the rate based on the 1983a Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that option.


EXPERTS
--------------------------------------------------------------------------------


    The financial statements of Phoenix Life Variable Accumulation Account as of December 31, 2006 and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company as of December 31, 2006 and 2005 and for each of the three years in the period ended December 31, 2006, included in this Prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, CT, 06103 an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

    Kathleen A. McGah, Vice President and Counsel, Phoenix Life Insurance Company, has provided advice on certain matters relating to the federal securities and state regulations laws in connection with the contracts described in this prospectus.

                                                                      [LOGO]
                                                                      PHOENIX

================================================================================

                                                                ANNUAL REPORT





                                                        PHOENIX LIFE VARIABLE
                                                         ACCUMULATION ACCOUNT

                                                            December 31, 2006

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006

                                        AIM V.I. CAPITAL                                AIM V.I. MID CAP         ALGER AMERICAN
                                       APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -      LEVERAGED ALLCAP
                                            CLASS I               FUND - CLASS I            CLASS I            PORTFOLIO - CLASS O
                                       -------------------     --------------------     ------------------     -------------------
Assets:
   Investments at fair value           $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
      Shares                          {            143,870}   {              47,787}   {           143,926}   {             89,536}
      Cost                            {$         3,059,061}   {$          1,194,758}   {$        1,933,708}   {$         2,362,192}
                                       -------------------     --------------------     ------------------     -------------------
   Total Assets                        $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                  -     $                -     $                 -
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
Net Assets:
   Accumulation Units                  $         3,772,248     $          1,300,703     $        1,942,595     $         3,668,247
   Contracts in payout
      (annuitization period)           $                 -     $                  -     $            3,267     $            45,706
                                       -------------------     --------------------     ------------------     -------------------
      Total Net Assets                 $         3,772,248     $          1,300,703     $        1,945,862     $         3,713,953
                                       ===================     ====================     ==================     ===================
                                       ===================     ====================     ==================     ===================
      Units Outstanding                          3,554,236                1,197,342              1,640,916               4,326,110
                                       ===================     ====================     ==================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                  -     $                -     $                 -
         Asset Manager Option 2        $                 -     $                  -     $                -     $                 -
         Big Edge                      $              1.06     $               1.09     $             1.19     $              0.77
         Freedom Edge(R)               $                 -     $                  -     $             1.18     $              1.52
         Group Strategic Edge(R)       $              0.98     $               1.09     $             1.19     $              0.80
         Phoenix Dimensions(SM)
            Option 1                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.15     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Income Choice(R)      $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.15     $               1.08     $             1.18     $              1.27
         Phoenix Investor's Edge(R)
            Option 2                   $              1.14     $               1.08     $             1.17     $              1.26
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                  -     $                -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.18     $               1.09     $             1.19     $              1.34
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.18     $               1.09     $             1.19     $              1.33
         Phoenix Spectrum Edge(R)
            Option 3                   $              1.17     $                  -     $                -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                  -     $                -     $                 -
         Retirement Planner's Edge     $              1.04     $               1.09     $                -     $                 -
         Templeton Investment Plus     $                 -     $                  -     $                -     $                 -
         The Big Edge Choice(R)--NY    $              1.04     $               1.09     $             1.18     $              0.80
         The Big Edge Plus(R)          $              0.98     $               1.09     $             1.19     $              0.80
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.07     $               1.09     $             1.20     $              1.03
         The Phoenix Edge(R)--VA NY
            Option 2                   $              0.99     $               1.09     $             1.19     $              1.13

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                                           FIDELITY VIP
                                        DWS EQUITY 500     FEDERATED FUND FOR      FEDERATED HIGH          CONTRAFUND(R)
                                       INDEX FUND VIP -      U.S. GOVERNMENT      INCOME BOND FUND      PORTFOLIO - SERVICE
                                           CLASS A            SECURITIES II      II - PRIMARY SHARES            CLASS
                                       ----------------    ------------------    -------------------    -------------------
Assets:
   Investments at fair value           $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
      Shares                          {         561,590}  {         1,742,478}  {            705,825}  {            941,092}
      Cost                            {$      6,088,491}  {$       19,687,666}  {$         5,558,642}  {$        23,129,243}
                                       ----------------    ------------------    -------------------    -------------------
   Total Assets                        $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -    $                -    $                 -    $                 -
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
Net Assets:
   Accumulation Units                  $      8,407,036    $       18,633,707    $         5,397,144    $        29,359,309
   Contracts in payout
      (annuitization period)           $              -    $        1,126,002    $           143,592    $           172,148
                                       ----------------    ------------------    -------------------    -------------------
      Total Net Assets                 $      8,407,036    $       19,759,709    $         5,540,736    $        29,531,457
                                       ================    ==================    ===================    ===================
                                       ================    ==================    ===================    ===================
      Units Outstanding                       6,434,736            16,024,465              4,085,983             21,842,124
                                       ================    ==================    ===================    ===================
      Unit Value
         Asset Manager Option 1        $              -    $                -    $                 -    $                 -
         Asset Manager Option 2        $              -    $                -    $                 -    $                 -
         Big Edge                      $           1.35    $             1.36    $              1.39    $              1.35
         Freedom Edge(R)               $              -    $             1.06    $                 -    $              1.61
         Group Strategic Edge(R)       $           1.33    $             1.33    $              1.32    $              1.31
         Phoenix Dimensions(SM)
            Option 1                   $              -    $                -    $                 -    $              1.24
         Phoenix Dimensions(SM)
            Option 2                   $           1.19    $             1.02    $                 -    $                 -
         Phoenix Dimensions(SM)
             Option 3                  $              -    $                -    $                 -    $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Income Choice(R)      $              -    $             1.19    $                 -    $                 -
         Phoenix Income Choice(R)
            with GPAF                  $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.25    $             1.12    $              1.41    $              1.62
         Phoenix Investor's Edge(R)
            Option 2                   $           1.24    $             1.11    $              1.40    $              1.61
         Phoenix Investor's Edge(R)
            Option 3                   $              -    $                -    $                 -    $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.28    $             1.15    $              1.47    $              1.65
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.27    $             1.14    $              1.46    $              1.63
         Phoenix Spectrum Edge(R)
            Option 3                   $              -    $             1.13    $                 -    $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -    $                -    $                 -    $                 -
         Retirement Planner's Edge     $           1.32    $             1.19    $              1.43    $              1.57
         Templeton Investment Plus     $              -    $                -    $                 -    $                 -
         The Big Edge Choice(R)--NY    $           1.32    $             1.34    $              1.31    $              1.32
         The Big Edge Plus(R)          $           1.33    $             1.33    $              1.32    $              1.31
         The Phoenix Edge(R)--VA NY
            Option 1                   $           1.35    $             1.22    $              1.47    $              1.56
         The Phoenix Edge(R)--VA NY
            Option 2                   $           1.33    $             1.20    $              1.43    $              1.54

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                       FIDELITY VIP GROWTH
                                           OPPORTUNITIES       FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                       PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                              CLASS                   CLASS                 CLASS 2           - SERVICE SHARES
                                       -------------------     -------------------     -----------------     -------------------
Assets:
   Investments at fair value           $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
      Shares                          {            162,139}   {            121,508}   {           78,392}   {             32,230}
      Cost                            {$         2,520,429}   {$         3,469,757}   {$       1,316,378}   {$           505,479}
                                       -------------------     -------------------     -----------------     -------------------
   Total Assets                        $         2,941,211     $         4,340,178     $       1,360,859     $           557,877

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $                 -
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
Net Assets:
   Accumulation Units                  $         2,936,186     $         4,230,140     $       1,360,859     $           553,176
   Contracts in payout
      (annuitization period)           $             5,025     $           110,038     $               -     $             4,701
                                       -------------------     -------------------     -----------------     -------------------
      Total Net Assets                 $         2,941,211     $         4,340,178     $       1,360,859     $           557,877
                                       ===================     ===================     =================     ===================
                                       ===================     ===================     =================     ===================
      Units Outstanding                          3,077,984               5,538,202             1,237,653                 445,562
                                       ===================     ===================     =================     ===================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $                 -
         Asset Manager Option 2        $                 -     $                 -     $               -     $                 -
         Big Edge                      $              0.86     $              0.71     $            1.04     $              1.26
         Freedom Edge(R)               $              1.30     $                 -     $               -     $                 -
         Group Strategic Edge(R)       $              0.82     $              0.70     $            1.04     $              1.25
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              1.12     $                 -     $            1.11     $                 -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.18     $              1.02     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 2                   $              1.17     $              1.01     $            1.11     $              1.24
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.20     $              1.05     $            1.11     $              1.26
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.19     $              1.04     $            1.11     $              1.25
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $              1.04     $               -     $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $                 -
         Retirement Planner's Edge     $              1.09     $              0.93     $               -     $                 -
         Templeton Investment Plus     $                 -     $                 -     $               -     $                 -
         The Big Edge Choice(R)--NY    $              0.86     $              0.70     $               -     $              1.25
         The Big Edge Plus(R)          $              0.82     $              0.70     $            1.04     $              1.25
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.00     $              0.92     $            1.11     $                 -
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.07     $              0.80     $            1.11     $              1.25

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                               LORD ABBETT GROWTH
                                        LORD ABBETT BOND-          AND INCOME            LORD ABBETT MID-        MUTUAL SHARES
                                       DEBENTURE PORTFOLIO     PORTFOLIO - CLASS       CAP VALUE PORTFOLIO     SECURITIES FUND -
                                          - CLASS VC                    VC                 - CLASS VC               CLASS 2
                                       -------------------     ------------------      -------------------     -----------------
Assets:
   Investments at fair value           $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
      Shares                          {            281,079}   {           398,482}    {            163,416}   {          726,890}
      Cost                            {$         3,289,470}   {$       10,571,321}    {$         3,265,155}   {$      11,361,421}
                                       -------------------     ------------------      -------------------     -----------------
   Total Assets                        $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                -      $                 -     $               -
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
Net Assets:
   Accumulation Units                  $         3,324,080     $       11,660,919      $         3,554,639     $      14,715,145
   Contracts in payout
      (annuitization period)           $             3,885     $           30,535      $             4,603     $         164,334
                                       -------------------     ------------------      -------------------     -----------------
      Total Net Assets                 $         3,327,965     $       11,691,454      $         3,559,242     $      14,879,479
                                       ===================     ==================      ===================     =================
                                       ===================     ==================      ===================     =================
      Units Outstanding                          3,019,940              9,634,813                2,968,532             8,278,130
                                       ===================     ==================      ===================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                -      $                 -     $               -
         Asset Manager Option 2        $                 -     $                -      $                 -     $               -
         Big Edge                      $              1.11     $             1.22      $              1.20     $            1.57
         Freedom Edge(R)               $                 -     $             1.21      $                 -     $            1.57
         Group Strategic Edge(R)       $              1.10     $             1.21      $              1.20     $            1.96
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                -      $                 -     $            1.26
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $             1.21      $                 -     $            1.25
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Income Choice(R)      $              1.10     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              1.10     $             1.21      $              1.19     $            1.52
         Phoenix Investor's Edge(R)
            Option 2                   $              1.09     $             1.20      $              1.19     $            1.51
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                -      $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $              1.11     $             1.22      $              1.20     $            1.54
         Phoenix Spectrum Edge(R)
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.53
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $             1.21      $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                -      $                 -     $               -
         Retirement Planner's Edge     $              1.10     $             1.21      $              1.20     $            1.58
         Templeton Investment Plus     $               -       $                -      $                 -     $             -
         The Big Edge Choice(R)--NY    $              1.10     $             1.21      $              1.20     $            1.91
         The Big Edge Plus(R)          $              1.10     $             1.21      $              1.20     $            1.96
         The Phoenix Edge(R)--VA NY
            Option 1                   $              1.11     $             1.22      $              1.21     $            1.54
         The Phoenix Edge(R)--VA NY
            Option 2                   $              1.10     $             1.21      $              1.20     $            1.52

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                          OPPENHEIMER
                                                                                            CAPITAL             OPPENHEIMER
                                        NEUBERGER BERMAN        NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO             AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                       PORTFOLIO - S CLASS     PORTFOLIO - S CLASS          SHARES                 SHARES
                                       -------------------     -------------------     -----------------     -----------------
Assets:
   Investments at fair value           $            28,488     $            12,560     $           7,200     $         113,313
      Shares                          {              1,960}   {                638}   {              175}   {            3,106}
      Cost                            {$            27,978}   {$            11,885}   {$           7,191}   {$         110,098}
                                       -------------------     -------------------     -----------------     -----------------
   Total Assets                        $            28,488     $            12,560     $           7,200     $         113,313

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
Net Assets:
   Accumulation Units                  $            28,488     $            12,560     $           7,200     $         113,313
   Contracts in payout
      (annuitization period)           $                 -     $                 -     $               -     $               -
                                       -------------------     -------------------     -----------------     -----------------
      Total Net Assets                 $            28,488     $            12,560     $           7,200     $         113,313
                                       ===================     ===================     =================     =================
                                       ===================     ===================     =================     =================
      Units Outstanding                             29,560                  11,888                 7,111               106,910
                                       ===================     ===================     =================     =================
      Unit Value
         Asset Manager Option 1        $                 -     $                 -     $               -     $               -
         Asset Manager Option 2        $                 -     $                 -     $               -     $               -
         Big Edge                      $                 -     $                 -     $               -     $               -
         Freedom Edge(R)               $                 -     $                 -     $               -     $               -
         Group Strategic Edge(R)       $                 -     $                 -     $               -     $            1.06
         Phoenix Dimensions (SM)
            Option 1                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Income Choice(R)      $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $              0.96     $                 -     $               -     $            1.06
         Phoenix Investor's Edge(R)
            Option 2                   $                 -     $                 -     $            1.01     $            1.06
         Phoenix Investor's Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $                 -     $              1.06     $               -     $            1.06
         Phoenix Spectrum Edge(R)
            Option 2                   $              0.96     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 3                   $                 -     $                 -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                 -     $                 -     $               -     $               -
         Retirement Planner's Edge     $                 -     $                 -     $               -     $               -
         Templeton Investment Plus     $                 -     $                 -     $               -     $               -
         The Big Edge Choice(R)--NY    $                 -     $                 -     $               -     $            1.06
         The Big Edge Plus(R)          $                 -     $                 -     $               -     $            1.06
         The Phoenix Edge(R)--VA NY
            Option 1                   $                 -     $                 -     $               -     $               -
         The Phoenix Edge(R)--VA NY
            Option 2                   $                 -     $              1.06     $               -     $               -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                        OPPENHEIMER MAIN
                                        STREET SMALL CAP
                                       FUND/VA - SERVICE       PHOENIX CAPITAL        PHOENIX GROWTH       PHOENIX MID-CAP
                                             SHARES             GROWTH SERIES        AND INCOME SERIES      GROWTH SERIES
                                       -----------------       ---------------       -----------------     ---------------
Assets:
   Investments at fair value           $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
      Shares                          {            1,308}     {      9,673,039}     {        1,195,614}   {      1,149,616}
      Cost                            {$          24,190}     {$   142,846,736}     {$      12,951,102}   {$    15,161,809}
                                       -----------------       ---------------       -----------------     ---------------
   Total Assets                        $          24,822       $   147,167,479       $      17,349,543     $    15,477,453

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $               -       $             -       $               -     $             -
                                       -----------------       ---------------       -----------------     ---------------
   Total Net Assets                    $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
Net Assets:
   Accumulation Units                  $          24,822       $   146,044,829       $      17,298,299     $    15,355,588
   Contracts in payout
      (annuitization period)           $               -       $     1,122,650       $          51,244     $       121,865
                                       -----------------       ---------------       -----------------     ---------------
      Total Net Assets                 $          24,822       $   147,167,479       $      17,349,543     $    15,477,453
                                       =================       ===============       =================     ===============
                                       =================       ===============       =================     ===============
      Units Outstanding                           24,347            25,554,621              12,709,728          12,170,179
                                       =================       ===============       =================     ===============
      Unit Value
         Asset Manager Option 1        $               -       $             -       $               -     $             -
         Asset Manager Option 2        $               -       $             -       $               -     $             -
         Big Edge                      $               -       $          9.79       $            1.48     $          1.25
         Freedom Edge(R)               $               -       $          1.15       $            1.45     $             -
         Group Strategic Edge(R)       $               -       $          9.32       $            1.45     $          1.36
         Phoenix Dimensions(SM)
            Option 1                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 2                   $               -       $             -       $            1.19     $             -
         Phoenix Dimensions(SM)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Dimensions(SM)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Income Choice(R)      $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 1                   $               -       $          1.01       $            1.26     $          0.94
         Phoenix Investor's Edge(R)
            Option 2                   $            0.99       $          1.00       $            1.25     $          0.93
         Phoenix Investor's Edge(R)
            Option 3                   $               -       $             -       $               -     $             -
         Phoenix Investor's Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.00       $          1.07       $            1.29     $          0.98
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.00       $          1.06       $            1.28     $          0.98
         Phoenix Spectrum Edge(R)
            Option 3                   $               -       $          1.05       $            1.27     $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -       $             -       $               -     $             -
         Retirement Planner's Edge     $               -       $          0.87       $            1.19     $          0.77
         Templeton Investment Plus     $               -       $             -       $               -     $             -
         The Big Edge Choice(R)--NY    $               -       $          0.75       $            1.35     $          1.29
         The Big Edge Plus(R)          $            1.04       $          9.32       $            1.45     $          1.36
         The Phoenix Edge(R)--VA NY
            Option 1                   $               -       $          0.64       $            1.12     $          0.86
         The Phoenix Edge(R)--VA NY
            Option 2                   $               -       $          0.70       $            1.13     $          0.74

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                          PHOENIX MULTI-      PHOENIX MULTI-
                                       PHOENIX MONEY       SECTOR FIXED      SECTOR SHORT TERM     PHOENIX STRATEGIC
                                       MARKET SERIES      INCOME SERIES         BOND SERIES        ALLOCATION SERIES
                                       -------------      --------------     -----------------     -----------------
Assets:
   Investments at fair value           $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735
      Shares                          {    2,373,669}    {     4,213,173}   {          370,514}   {       12,343,946}
      Cost                            {$  23,736,699}    {$   40,322,496}   {$       3,713,977}   {$     157,606,987}
                                       -------------      --------------     -----------------     -----------------
   Total Assets                        $  23,736,699      $   38,960,188     $       3,709,211     $     164,151,735

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $          55      $            -     $               -     $               -
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
Net Assets:
   Accumulation Units                  $  23,355,602      $   38,257,003     $       3,709,211     $     162,811,728
   Contracts in payout
      (annuitization period)           $     381,042      $      703,185     $               -     $       1,340,007
                                       -------------      --------------     -----------------     -----------------
      Total Net Assets                 $  23,736,644      $   38,960,188     $       3,709,211     $     164,151,735
                                       =============      ==============     =================     =================
                                       =============      ==============     =================     =================
      Units Outstanding                   12,526,704          10,923,227             3,386,173            27,109,879
                                       =============      ==============     =================     =================
      Unit Value
         Asset Manager Option 1        $           -      $            -     $               -     $               -
         Asset Manager Option 2        $           -      $            -     $               -     $               -
         Big Edge                      $        2.71      $         6.32     $            1.10     $            7.47
         Freedom Edge(R)               $        1.02      $         1.17     $               -     $               -
         Group Strategic Edge(R)       $        2.57      $         6.02     $            1.09     $            7.11
         Phoenix Dimensions(SM)
            Option 1                   $           -      $         1.07     $               -     $               -
         Phoenix Dimensions(SM)
            Option 2                   $        1.04      $         1.06     $               -     $               -
         Phoenix Dimensions(SM)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Income Choice(R)      $        1.05      $         1.41     $               -     $               -
         Phoenix Income Choice(R)
            with GPAF                  $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $        1.01      $         1.34     $            1.10     $            1.24
         Phoenix Investor's Edge(R)
            Option 2                   $        1.01      $         1.33     $            1.09     $            1.23
         Phoenix Investor's Edge(R)
            Option 3                   $           -      $            -     $               -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $        1.04      $         1.37     $            1.12     $            1.27
         Phoenix Spectrum Edge(R)
            Option 2                   $        1.03      $         1.36     $            1.11     $            1.26
         Phoenix Spectrum Edge(R)
            Option 3                   $           -      $            -     $               -     $            1.25
         Phoenix Spectrum Edge(R)
            Option 4                   $           -      $            -     $               -     $               -
         Retirement Planner's Edge     $        1.03      $         1.39     $               -     $            1.22
         Templeton Investment Plus     $        1.63      $            -     $               -     $               -
         The Big Edge Choice(R)--NY    $        1.17      $         1.46     $            1.09     $            1.50
         The Big Edge Plus(R)          $        2.57      $         6.02     $            1.09     $            7.11
         The Phoenix Edge(R)--VA NY
            Option 1                   $        1.07      $         1.43     $            1.13     $            1.33
         The Phoenix Edge(R)--VA NY
            Option 2                   $        1.05      $         1.38     $            1.11     $            1.28

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                               PHOENIX-S&P
                                                                  PHOENIX-ALGER        PHOENIX-DUFF &         DYNAMIC ASSET
                                          PHOENIX-ABERDEEN       SMALL-CAP GROWTH    PHELPS REAL ESTATE     ALLOCATION SERIES:
                                        INTERNATIONAL SERIES          SERIES         SECURITIES SERIES      AGGRESSIVE GROWTH
                                        --------------------     ----------------    ------------------     ------------------
Assets:
   Investments at fair value            $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
      Shares                           {           3,678,161}   {         290,130}  {           800,748}   {            30,871}
      Cost                             {$         42,836,820}   {$      4,747,351}  {$       12,548,273}   {$          317,796}
                                        --------------------     ----------------    ------------------     ------------------
   Total Assets                         $         65,470,522     $      5,410,976    $       28,513,315     $          344,178

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $                  -     $              -    $                -     $                -
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
Net Assets:
   Accumulation Units                   $         65,187,972     $      5,309,158    $       28,288,764     $          118,952
   Contracts in payout
      (annuitization period)            $            282,550     $        101,818    $          224,551     $                -
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company    $                  -     $              -    $                -     $          225,226
                                        --------------------     ----------------    ------------------     ------------------
      Total Net Assets                  $         65,470,522     $      5,410,976    $       28,513,315     $          344,178
                                        ====================     ================    ==================     ==================
                                        ====================     ================    ==================     ==================
      Units Outstanding                           22,829,909            2,623,412             5,528,881                107,371
                                        ====================     ================    ==================     ==================
      Unit Value
         Asset Manager Option 1         $                  -     $              -    $                -     $                -
         Asset Manager Option 2         $                  -     $              -    $                -     $                -
         Big Edge                       $               3.56     $           2.09    $             6.38     $                -
         Freedom Edge(R)                $               2.05     $              -    $                -     $                -
         Group Strategic Edge(R)        $               3.41     $           2.07    $             6.27     $                -
         Phoenix Dimensions(SM)
            Option 1                    $               1.50     $              -    $             1.49     $                -
         Phoenix Dimensions(SM)
            Option 2                    $               1.50     $              -    $             1.48     $                -
         Phoenix Dimensions(SM)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Dimensions(SM)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Income Choice(R)       $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 1                    $               1.98     $           2.03    $             3.02     $                -
         Phoenix Investor's Edge(R)
            Option 2                    $               1.96     $           2.02    $             3.00     $             1.11
         Phoenix Investor's Edge(R)
            Option 3                    $                  -     $              -    $                -     $                -
         Phoenix Investor's Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 1                    $               1.99     $           2.08    $             3.03     $                -
         Phoenix Spectrum Edge(R)
            Option 2                    $               1.98     $           2.07    $             3.01     $                -
         Phoenix Spectrum Edge(R)
            Option 3                    $               1.96     $              -    $                -     $                -
         Phoenix Spectrum Edge(R)
            Option 4                    $                  -     $              -    $                -     $                -
         Retirement Planner's Edge      $               1.75     $           2.05    $             3.16     $                -
         Templeton Investment Plus      $                  -     $              -    $                -     $                -
         The Big Edge Choice(R)--NY     $               1.54     $           2.05    $             3.66     $                -
         The Big Edge Plus(R)           $               3.41     $           2.07    $             6.27     $                -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               1.47     $           2.10    $             3.47     $                -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               1.56     $           2.07    $             3.34     $                -

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                          PHOENIX-S&P              PHOENIX-S&P             PHOENIX-S&P
                                         DYNAMIC ASSET            DYNAMIC ASSET           DYNAMIC ASSET         PHOENIX-SANFORD
                                       ALLOCATION SERIES:       ALLOCATION SERIES:      ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                  MODERATE            MODERATE GROWTH           VALUE SERIES
                                       --------------------     ------------------      ------------------     -----------------
Assets:
   Investments at fair value           $            242,099     $          426,263     $         1,282,025     $      20,386,106
      Shares                          {              22,278}   {            40,934}   {            119,578}   {        1,443,373}
      Cost                            {$            223,049}   ($          414,296}   {$         1,201,939}   {$      15,706,328}
                                       --------------------     ------------------     -------------------     -----------------
   Total Assets                        $            242,099     $          426,263     $         1,282,025     $      20,386,106

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                  -     $                -     $                 -     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
Net Assets:
   Accumulation Units                  $             22,149     $          214,879     $         1,064,466     $      19,972,373
   Contracts in payout
      (annuitization period)           $                  -     $                -     $                 -     $         413,733
   Retained in PHLVIC Universal
      Life Separate Account by
      Phoenix Life Insurance Company   $            219,950     $          211,384     $           217,559     $               -
                                       --------------------     ------------------     -------------------     -----------------
      Total Net Assets                 $            242,099     $          426,263     $         1,282,025     $      20,386,106
                                       ====================     ==================     ===================     =================
      Units Outstanding                              20,413                207,630                 992,500            10,487,952
                                       ====================     ==================     ===================     =================
      Unit Value
         Asset Manager Option 1        $                  -     $                -     $                 -     $               -
         Asset Manager Option 2        $                  -     $                -     $                 -     $               -
         Big Edge                      $                  -     $                -     $                 -     $            1.96
         Freedom Edge(R)               $                  -     $             1.04     $              1.07     $            1.71
         Group Strategic Edge(R)       $                  -     $                -     $                 -     $            1.97
         Phoenix Dimensions(SM)
            Option 1                   $                  -     $                -     $              1.08     $            1.21
         Phoenix Dimensions(SM)
            Option 2                   $                  -     $                -     $                 -     $            1.20
         Phoenix Dimensions(SM)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Dimensions(SM)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Income Choice(R)      $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 1                   $                  -     $                -     $              1.07     $            1.74
         Phoenix Investor's Edge(R)
            Option 2                   $                  -     $                -     $                 -     $            1.72
         Phoenix Investor's Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Investor's Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 1                   $               1.09     $                -     $              1.08     $            1.72
         Phoenix Spectrum Edge(R)
            Option 2                   $                  -     $                -     $              1.08     $            1.71
         Phoenix Spectrum Edge(R)
            Option 3                   $                  -     $                -     $                 -     $               -
         Phoenix Spectrum Edge(R)
            Option 4                   $                  -     $                -     $                 -     $               -
         Retirement Planner's Edge     $                  -     $                -     $              1.07     $            2.21
         Templeton Investment Plus     $                  -     $                -     $                 -     $               -
         The Big Edge Choice(R)--NY    $               1.04     $                -     $                 -     $            1.96
         The Big Edge Plus(R)          $                  -     $             1.03     $              1.04     $            1.97
         The Phoenix Edge(R)--VA NY
            Option 1                   $                  -     $                -     $                 -     $            2.30
         The Phoenix Edge(R)--VA NY
            Option 2                   $                  -     $                -     $              1.08     $            2.12

                        See Notes to Financial Statements

                 STATEMENTS OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2006
                             (CONTINUED)

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                       PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN            REALRETURN
                                       BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                       CAP VALUE SERIES         SERIES             INDEX SERIES          ADVISOR CLASS
                                       ----------------     ---------------     -----------------     --------------------
Assets:
   Investments at fair value           $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
      Shares                          {         658,234}   {      1,018,282}   {        1,640,045}   {               6,493}
      Cost                            {$      8,425,230}   {$    12,688,690}   {$      17,732,450}   {$             77,875}
                                       ----------------     ---------------     -----------------     --------------------
   Total Assets                        $     11,213,225     $    13,965,197     $      20,932,512     $             73,383

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -     $             -     $               -     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
Net Assets:
   Accumulation Units                  $     11,049,452     $    13,620,386     $      12,812,130     $             73,383
   Contracts in payout
      (annuitization period)           $        163,773     $       344,811     $       8,120,382     $                  -
                                       ----------------     ---------------     -----------------     --------------------
      Total Net Assets                 $     11,213,225     $    13,965,197     $      20,932,512     $             73,383
                                       ================     ===============     =================     ====================
                                       ================     ===============     =================     ====================
      Units Outstanding                       5,152,067           8,584,744            17,343,481                   74,009
                                       ================     ===============     =================     ====================
      Unit Value
         Asset Manager Option 1        $              -     $             -     $               -     $                  -
         Asset Manager Option 2        $              -     $             -     $               -     $                  -
         Big Edge                      $           2.09     $          1.80     $            1.43     $                  -
         Freedom Edge(R)               $           1.80     $             -     $               -     $                  -
         Group Strategic Edge(R)       $           2.31     $          1.86     $            1.44     $                  -
         Phoenix Dimensions(SM)
            Option 1                   $              -     $          1.25     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 2                   $           1.23     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Dimensions(SM)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)      $              -     $             -     $               -     $                  -
         Phoenix Income Choice(R)
            with GPAF                  $              -     $             -     $            1.05     $                  -
         Phoenix Investor's Edge(R)
            Option 1                   $           1.85     $          1.33     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 2                   $           1.83     $          1.32     $            1.18     $               0.95
         Phoenix Investor's Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Investor's Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 1                   $           1.82     $          1.35     $            1.21     $                  -
         Phoenix Spectrum Edge(R)
            Option 2                   $           1.81     $          1.34     $            1.20     $               0.95
         Phoenix Spectrum Edge(R)
            Option 3                   $              -     $             -     $               -     $                  -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -     $             -     $               -     $                  -
         Retirement Planner's Edge     $           1.99     $          1.10     $            1.10     $                  -
         Templeton Investment Plus     $              -     $             -     $               -     $                  -
         The Big Edge Choice(R)--NY    $           2.02     $          1.83     $            1.15     $                  -
         The Big Edge Plus(R)          $           2.31     $          1.86     $            1.44     $               1.00
         The Phoenix Edge(R)--VA NY
            Option 1                   $           2.21     $          1.12     $            1.20     $               0.95
         The Phoenix Edge(R)--VA NY
            Option 2                   $           2.23     $          1.10     $            0.98     $                  -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                       RYDEX VARIABLE
                                        PIMCO VIT REAL          PIMCO VIT TOTAL         TRUST INVERSE
                                       RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                         ADVISOR CLASS           ADVISOR CLASS            BOND FUND         TRUST NOVA FUND
                                       ------------------      ------------------      ---------------      ---------------
Assets:
   Investments at fair value            $         129,251       $         193,358       $      884,385       $       56,986
      Shares                                      {10,834}     {           19,107}     {        41,039}     {         5,648}
      Cost                             {$         135,450}     {$         195,168}     {$    1,005,347}     {$       43,056}
                                       ------------------      ------------------      ---------------      ---------------
   Total Assets                         $         129,251       $         193,358       $      884,385       $       56,986

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
Net Assets:
   Accumulation Units                   $         129,251       $         193,358       $      884,385       $       56,986
   Contracts in payout
      (annuitization period)            $               -       $               -       $            -       $            -
                                       ------------------      ------------------      ---------------      ---------------
      Total Net Assets                  $         129,251       $         193,358       $      884,385       $       56,986
                                       ==================      ==================      ===============      ===============
      Units Outstanding                           128,784                 190,481              967,429               34,793
                                       ==================      ==================      ===============      ===============
      Unit Value
         Asset Manager Option 1         $               -       $               -       $            -       $            -
         Asset Manager Option 2         $               -       $               -       $            -       $            -
         Big Edge                       $            1.00       $            1.01       $            -       $            -
         Freedom Edge(R)                $               -       $               -       $            -       $            -
         Group Strategic Edge(R)        $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 1                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 2                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Dimensions(SM)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Income Choice(R)       $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 1                    $               -       $               -       $         0.91       $            -
         Phoenix Investor's Edge(R)
            Option 2                    $               -       $               -       $         0.91       $         1.63
         Phoenix Investor's Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Investor's Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 1                    $               -       $            1.03       $         0.93       $         1.67
         Phoenix Spectrum Edge(R)
            Option 2                    $            1.02       $               -       $         0.93       $            -
         Phoenix Spectrum Edge(R)
            Option 3                    $               -       $               -       $            -       $            -
         Phoenix Spectrum Edge(R)
            Option 4                    $               -       $               -       $            -       $            -
         Retirement Planner's Edge      $               -       $               -       $            -       $            -
         Templeton Investment Plus      $               -       $               -       $            -       $            -
         The Big Edge Choice(R)--NY     $               -       $               -       $            -       $            -
         The Big Edge Plus(R)           $            1.00       $            1.01       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 1                    $               -       $               -       $            -       $            -
         The Phoenix Edge(R)--VA NY
            Option 2                    $               -       $            1.03       $         0.93       $            -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                                                TEMPLETON                TEMPLETON
                                       RYDEX VARIABLE       DEVELOPING MARKETS           DEVELOPING           TEMPLETON FOREIGN
                                        TRUST SECTOR         SECURITIES FUND -       MARKETS SECURITIES       SECURITIES FUND -
                                        ROTATION FUND            CLASS 1              FUND - CLASS 2                CLASS 1
                                       --------------       ------------------       ------------------       -----------------
Assets:
   Investments at fair value            $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
      Shares                           {       61,437}      {           73,803}      {          147,504}      {       1,379,342}
      Cost                             {$     627,815}      {$         485,162}      {$       1,447,175}      {$     14,054,858}
                                        -------------        -----------------        -----------------        ----------------
   Total Assets                         $     827,560        $       1,027,340        $       2,034,091        $     26,193,712

Liabilities:
   Payable to Phoenix Life
      Insurance Company                 $           -        $               -        $               -        $              -
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
Net Assets:
   Accumulation Units                   $     826,138        $       1,027,340        $       2,024,970        $     26,161,732
   Contracts in payout
      (annuitization period)            $       1,422        $               -        $           9,121        $         31,980
                                        -------------        -----------------        -----------------        ----------------
      Total Net Assets                  $     827,560        $       1,027,340        $       2,034,091        $     26,193,712
                                        =============        =================        =================        ================
      Units Outstanding                       531,914                  687,154                1,351,649               7,522,606
                                        =============        =================        =================        ================
      Unit Value
         Asset Manager Option 1         $           -        $               -        $               -        $              -
         Asset Manager Option 2         $           -        $               -        $               -        $              -
         Big Edge                       $        1.57        $               -        $            1.45        $              -
         Freedom Edge(R)                $           -        $               -        $               -        $              -
         Group Strategic Edge(R)        $        1.56        $               -        $            1.40        $              -
         Phoenix Dimensions(SM)
            Option 1                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 2                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Dimensions(SM)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Income Choice(R)       $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 1                    $        1.53        $               -        $            1.07        $              -
         Phoenix Investor's Edge(R)
            Option 2                    $        1.53        $               -        $            1.06        $              -
         Phoenix Investor's Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Investor's Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                    $        1.57        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 2                    $        1.56        $               -        $            1.07        $              -
         Phoenix Spectrum Edge(R)
            Option 3                    $           -        $               -        $               -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                    $           -        $               -        $               -        $              -
         Retirement Planner's Edge      $           -        $               -        $               -        $              -
         Templeton Investment Plus      $           -        $            1.50        $               -        $           3.48
         The Big Edge Choice(R)--NY     $        1.55        $               -        $            3.15        $              -
         The Big Edge Plus(R)           $        1.56        $               -        $            1.40        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                    $        1.58        $               -        $            2.89        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                    $        1.56        $               -        $            2.76        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                       TEMPLETON FOREIGN       TEMPLETON GLOBAL       TEMPLETON GLOBAL        TEMPLETON GLOBAL
                                       SECURITIES FUND -       ASSET ALLOCATION       ASSET ALLOCATION       INCOME SECURITIES
                                            CLASS 2             FUND - CLASS 1         FUND - CLASS 2          FUND - CLASS 1
                                      ------------------       ----------------       ----------------       -----------------
Assets:
   Investments at fair value           $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
      Shares                          {          416,050}      {      1,909,951}      {         90,279}      {         293,261}
      Cost                            {$       7,448,167}      {$    22,199,903}      {$     1,951,996}      {$      3,144,728}
                                      ------------------       ----------------       ----------------       -----------------
   Total Assets                        $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007

Liabilities:
   Payable to Phoenix Life
       Insurance Company               $               -        $             -        $             -        $              -
                                      ------------------       ----------------       ----------------       -----------------
       Total Net Assets                $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
Net Assets:
   Accumulation Units                  $       7,729,210        $    41,557,203        $     1,939,962        $      4,530,985
   Contracts in payout
      (annuitization period)           $          59,235        $       385,323        $        23,604        $         82,022
                                      ------------------       ----------------       ----------------       -----------------
      Total Net Assets                 $       7,788,445        $    41,942,526        $     1,963,566        $      4,613,007
                                      ==================       ================       ================       =================
      Units Outstanding                        4,538,294              8,238,998                974,170               1,505,195
                                      ==================       ================       ================       =================
      Unit Value
         Asset Manager Option 1        $               -        $             -        $             -        $              -
         Asset Manager Option 2        $               -        $             -        $             -        $              -
         Big Edge                      $            1.68        $             -        $          2.02        $              -
         Freedom Edge(R)               $               -        $             -        $             -        $              -
         Group Strategic Edge(R)       $            1.81        $             -        $          2.06        $              -
         Phoenix Dimensions(SM)
            Option 1                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 2                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Dimensions(SM)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Income Choice(R)      $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 1                   $            1.64        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 2                   $            1.63        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Investor's Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 1                   $            1.66        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 2                   $            1.65        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 3                   $               -        $             -        $             -        $              -
         Phoenix Spectrum Edge(R)
            Option 4                   $               -        $             -        $             -        $              -
         Retirement Planner's Edge     $            1.45        $             -        $             -        $              -
         Templeton Investment Plus     $               -        $          5.09        $             -        $           3.06
         The Big Edge Choice(R)--NY    $            1.45        $             -        $          1.81        $              -
         The Big Edge Plus(R)          $            1.81        $             -        $          2.06        $              -
         The Phoenix Edge(R)--VA NY
            Option 1                   $            1.53        $             -        $          1.59        $              -
         The Phoenix Edge(R)--VA NY
            Option 2                   $            1.36        $             -        $          1.65        $              -

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                      TEMPLETON GROWTH       TEMPLETON GROWTH         VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -       EQUITY AND INCOME               WANGER
                                            CLASS 1               CLASS 2          PORTFOLIO - CLASS II      INTERNATIONAL SELECT
                                      -----------------      ----------------      --------------------      --------------------
Assets:
   Investments at fair value           $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
      Shares                          {       5,831,130}     {        831,579}     {              6,388}     {            324,107}
      Cost                            {$     75,435,009}     {$    10,401,663}     {$            92,236}     {$         5,570,352}
                                       ----------------       ---------------       -------------------       -------------------
   Total Assets                        $     94,231,059       $    13,247,065       $            95,115       $         8,627,725

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $              -       $             -       $                 -       $                 -
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
Net Assets:
   Accumulation Units                  $     93,414,233       $    13,112,131       $            95,115       $         8,584,052
   Contracts in payout
      (annuitization period)           $        816,826       $       134,934       $                 -       $            43,673
                                       ----------------       ---------------       -------------------       -------------------
      Total Net Assets                 $     94,231,059       $    13,247,065       $            95,115       $         8,627,725
                                       ================       ===============       ===================       ===================
      Units Outstanding                      16,669,831             6,638,810                    92,079                 3,233,883
                                       ================       ===============       ===================       ===================
      Unit Value
         Asset Manager Option 1        $              -       $             -        $                -       $                 -
         Asset Manager Option 2        $              -       $             -        $                -       $                 -
         Big Edge                      $              -       $          2.22        $                -       $              1.62
         Freedom Edge(R)               $              -       $          1.69        $                -       $                 -
         Group Strategic Edge(R)       $              -       $          2.16        $                -       $              2.83
         Phoenix Dimensions(SM)
            Option 1                   $              -       $          1.31        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 2                   $              -       $          1.30        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Dimensions(SM)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Income Choice(R)      $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 1                   $              -       $          1.57        $                -       $              2.27
         Phoenix Investor's Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.25
         Phoenix Investor's Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Investor's Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 1                   $              -       $          1.58        $                -       $              2.37
         Phoenix Spectrum Edge(R)
            Option 2                   $              -       $          1.56        $                -       $              2.35
         Phoenix Spectrum Edge(R)
            Option 3                   $              -       $             -        $                -       $                 -
         Phoenix Spectrum Edge(R)
            Option 4                   $              -       $             -        $                -       $                 -
         Retirement Planner's Edge     $              -       $          1.52        $                -       $              1.89
         Templeton Investment Plus     $           5.65       $             -        $                -       $                 -
         The Big Edge Choice(R)--NY    $              -       $          1.82        $                -       $              2.84
         The Big Edge Plus(R)          $              -       $          2.16        $             1.03       $              2.83
         The Phoenix Edge(R)--VA NY
            Option 1                   $              -       $          1.61        $                -       $              2.02
         The Phoenix Edge(R)--VA NY
            Option 2                   $              -       $          1.53        $                -       $              2.00

                        See Notes to Financial Statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006
                                   (CONTINUED)

                                             WANGER
                                      INTERNATIONAL SMALL                            WANGER U.S.
                                              CAP              WANGER SELECT      SMALLER COMPANIES
                                      -------------------      -------------      -----------------
Assets:
   Investments at fair value           $       67,850,542       $  7,845,337       $     70,385,504
      Shares                          {         1,624,386}     {     300,012}     {       1,935,794}
      Cost                            {$       24,859,499}     {$  4,141,745}     {$     25,394,527}
                                       ------------------       ------------       ----------------
   Total Assets                        $       67,850,542       $  7,845,337       $     70,385,504

Liabilities:
   Payable to Phoenix Life
      Insurance Company                $                -       $          -       $              -
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
Net Assets:
   Accumulation Units                  $       67,668,650       $  7,781,042       $     70,163,097
   Contracts in payout
      (annuitization period)           $          181,892       $     64,295       $        222,407
                                       ------------------       ------------       ----------------
      Total Net Assets                 $       67,850,542       $  7,845,337       $     70,385,504
                                       ==================       ============       ================
      Units Outstanding                        12,024,125          2,979,417             18,547,398
                                       ==================       ============       ================
      Unit Value
         Asset Manager Option 1        $                -       $          -       $              -
         Asset Manager Option 2        $                -       $          -       $              -
         Big Edge                      $             6.02       $       2.30       $           4.63
         Freedom Edge(R)               $                -       $          -       $           1.55
         Group Strategic Edge(R)       $             6.31       $       2.77       $           4.50
         Phoenix Dimensions(SM)
            Option 1                   $                -       $       1.34       $             -
         Phoenix Dimensions(SM)
            Option 2                   $             1.58       $          -       $             -
         Phoenix Dimensions(SM)
            Option 3                   $                -       $          -       $             -
         Phoenix Dimensions(SM)
            Option 4                   $                -       $          -       $             -
         Phoenix Income Choice(R)      $                -       $          -       $             -
         Phoenix Investor's Edge(R)
            Option 1                   $             2.61       $        1.78      $          1.57
         Phoenix Investor's Edge(R)
            Option 2                   $             2.59       $        1.77      $          1.55
         Phoenix Investor's Edge(R)
            Option 3                   $                -       $           -      $             -
         Phoenix Investor's Edge(R)
            Option 4                   $                -       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 1                   $             2.71       $        1.86      $          1.63
         Phoenix Spectrum Edge(R)
            Option 2                   $             2.69       $        1.85      $          1.62
         Phoenix Spectrum Edge(R)
            Option 3                   $             2.68       $           -      $             -
         Phoenix Spectrum Edge(R)
            Option 4                   $                -       $           -      $             -
         Retirement Planner's Edge     $             2.20       $        1.92      $          1.59
         Templeton Investment Plus     $                -       $           -      $             -
         The Big Edge Choice(R)--NY    $             3.42       $        2.86      $          1.80
         The Big Edge Plus(R)          $             6.31       $        2.77      $          4.50
         The Phoenix Edge(R)--VA NY
            Option 1                   $             2.03       $        2.11      $          1.75
         The Phoenix Edge(R)--VA NY
            Option 2                   $             2.06       $        2.04      $          1.74

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006

                                       AIM V.I. CAPITAL                                 AIM V.I. MID CAP         ALGER AMERICAN
                                      APPRECIATION FUND -     AIM V.I. CORE EQUITY     CORE EQUITY FUND -       LEVERAGED ALLCAP
                                          CLASS I                FUND - CLASS I             CLASS I           PORTFOLIO - CLASS O
                                      -------------------     --------------------     ------------------     -------------------
Income:
   Dividends                          $             2,119      $             6,945     $           18,422     $                 -
Expenses:
   Mortality and expense fees                      40,970                   11,263                 72,219                  45,860
   Administrative fees                              2,142                      528                    779                   1,510

                                      -------------------     --------------------     ------------------     -------------------
Net investment income (loss)                      (40,993)                  (4,846)               (54,576)                (47,370)
                                      -------------------     --------------------     ------------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          10,455                   (3,453)               650,289                 185,367
   Realized gain distributions                          -                        -                196,282                       -
                                      -------------------     --------------------     ------------------     -------------------
   Realized gain (loss)                            10,455                   (3,453)               846,571                 185,367
                                      -------------------     --------------------     ------------------     -------------------
Change in unrealized appreciation
  (depreciation) during the year                  202,357                  105,945                (74,330)                453,258
                                      -------------------     --------------------     ------------------     -------------------
Net increase (decrease) in net
  assets from operations              $           171,819      $            97,646     $          717,665     $           591,255
                                      ===================     ====================     ==================     ===================

                                                                                                                 FIDELITY VIP
                                      DWS EQUITY 500        FEDERATED FUND FOR         FEDERATED HIGH            CONTRAFUND(R)
                                      INDEX FUND VIP -       U.S. GOVERNMENT          INCOME BOND FUND       PORTFOLIO - SERVICE
                                          CLASS A             SECURITIES II         II - PRIMARY SHARES              CLASS
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $         92,541      $          771,290      $           474,501      $           312,195
Expenses:
   Mortality and expense fees                  103,536                 234,852                   68,150                  346,532
   Administrative fees                           3,688                  12,485                    3,057                   10,070
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (14,683)                523,953                  403,294                  (44,407)
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                      437,841                  19,352                   15,273                  238,617
   Realized gain distributions                       -                       -                        -                2,348,123
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                        437,841                  19,352                   15,273                2,586,740
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year              691,245                   4,262                   76,503                  181,231
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $      1,114,403      $          547,567      $           495,070      $         2,723,564
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      FIDELITY VIP GROWTH
                                         OPPORTUNITIES        FIDELITY VIP GROWTH     FRANKLIN INCOME        LAZARD RETIREMENT
                                      PORTFOLIO - SERVICE     PORTFOLIO - SERVICE     SECURITIES FUND -     SMALL CAP PORTFOLIO
                                            CLASS                    CLASS                 CLASS 2           - SERVICE SHARES
                                      -------------------     -------------------     -----------------     -------------------
Income:
   Dividends                          $            12,003     $            15,618     $             999     $                 -
Expenses:
   Mortality and expense fees                      29,669                  61,440                 3,136                  58,098
   Administrative fees                              1,371                   2,522                   270                     270
                                      -------------------     -------------------     -----------------     -------------------
Net investment income (loss)                      (19,037)                (48,344)               (2,407)                (58,368)
                                      -------------------     -------------------     -----------------     -------------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                          22,000                 287,087                 2,801                 748,998
   Realized gain distributions                          -                       -                   134                 449,797
                                      -------------------     -------------------     -----------------     -------------------
   Realized gain (loss)                            22,000                 287,087                 2,935               1,198,795
                                      -------------------     -------------------     -----------------     -------------------
Change in unrealized appreciation
   (depreciation) during the year                 141,345                   7,793                44,481                (167,692)
                                      -------------------     -------------------     -----------------     -------------------
Net increase (decrease) in net
   assets from operations             $           144,308     $           246,536     $          45,009     $           972,735
                                      ===================     ===================     =================     ===================

                                                              LORD ABBETT GROWTH
                                       LORD ABBETT BOND-          AND INCOME          LORD ABBETT MID-         MUTUAL SHARES
                                      DEBENTURE PORTFOLIO     PORTFOLIO - CLASS      CAP VALUE PORTFOLIO     SECURITIES FUND -
                                           - CLASS VC                 VC                  - CLASS VC               CLASS 2
                                      -------------------     ------------------     -------------------     -----------------
Income:
   Dividends                          $           190,299     $          137,909     $            17,128     $         158,907
Expenses:
   Mortality and expense fees                      69,516                136,315                  65,690               153,072
   Administrative fees                              2,653                  6,875                   1,108                 3,778
                                      -------------------     ------------------     -------------------     -----------------
Net investment income (loss)                      118,130                 (5,281)                (49,670)                2,057
                                      -------------------     ------------------     -------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         301,862                 63,344                 372,862                54,403
   Realized gain distributions                          -                369,552                 266,873               404,694
                                      -------------------     ------------------     -------------------     -----------------
   Realized gain (loss)                           301,862                432,896                 639,735                459,09
                                      -------------------     ------------------     -------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                 125,097              1,152,821                 (25,256)             1,485,269
                                      -------------------     ------------------     -------------------     -----------------
Net increase (decrease) in net
   assets from operations             $           545,089     $        1,580,436     $           564,809     $        1,946,423
                                      ===================     ==================     ===================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                                                         OPPENHEIMER
                                                                                           CAPITAL              OPPENHEIMER
                                        NEUBERGER BERMAN       NEUBERGER BERMAN         APPRECIATION        GLOBAL SECURITIES
                                          AMT FASCIANO            AMT GUARDIAN        FUND/VA - SERVICE     FUND/VA - SERVICE
                                      PORTFOLIO - S CLASS     PORTFOLIO - S CLASS           SHARES                SHARES
                                      -------------------     -------------------     -----------------     -----------------
Income:
   Dividends                          $                 -     $                25     $               -     $               -
Expenses:
   Mortality and expense fees                          79                      28                    30                   158
   Administrative fees                                  9                       3                     1                     9
                                      -------------------     -------------------     -----------------     -----------------
Net investment income (loss)                          (88)                     (6)                  (31)                 (167)
                                      -------------------     -------------------     -----------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           (2)                     10                  (228)                   10
   Realized gain distributions                        719                       -                     -                     -
                                      -------------------     -------------------     -----------------     -----------------
   Realized gain (loss)                               717                      10                  (228)                   10
                                      -------------------     -------------------     -----------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                     510                     675                    10                 3,215
                                      -------------------     -------------------     -----------------     -----------------
Net increase (decrease) in net
   assets from operations             $             1,139     $               679     $            (249)     $          3,058
                                      ===================     ===================     =================     =================

                                       OPPENHEIMER MAIN
                                       STREET SMALL CAP
                                      FUND/VA - SERVICE     PHOENIX CAPITAL      PHOENIX GROWTH       PHOENIX MID-CAP
                                            SHARES          GROWTH SERIES       AND INCOME SERIES      GROWTH SERIES
                                      -----------------     ---------------     -----------------     ---------------
Income:
   Dividends                          $               -     $       291,630     $         178,181     $             -
Expenses:
   Mortality and expense fees                        34           1,971,642               201,839             102,889
   Administrative fees                                3               9,104                 8,866               2,769
                                      -----------------     ---------------     -----------------     ---------------
Net investment income (loss)                        (37)         (1,689,116)              (32,524)           (105,658)
                                      -----------------     ---------------     -----------------     ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                          1          (1,053,687)              450,052               8,713
   Realized gain distributions                        -                   -                     -                   -
                                      -----------------     ---------------     -----------------     ---------------
   Realized gain (loss)                               1          (1,053,687)              450,052               8,713
                                      -----------------     ---------------     -----------------     ---------------
Change in unrealized appreciation
   (depreciation) during the year                   631           4,581,257             1,960,174             216,321
                                      -----------------     ---------------     -----------------     ---------------
Net increase (decrease) in net
   assets from operations             $             595     $     1,838,454     $       2,377,702     $       119,376
                                      =================     ===============     =================     ===============

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                                         PHOENIX MULTI-        PHOENIX MULTI-
                                      PHOENIX MONEY       SECTOR FIXED       SECTOR SHORT TERM      PHOENIX STRATEGIC
                                      MARKET SERIES      INCOME SERIES           BOND SERIES        ALLOCATION SERIES
                                      -------------      --------------      -----------------      -----------------
Income:
   Dividends                          $   1,169,327      $    2,140,916      $         171,826      $       4,368,007
Expenses:
   Mortality and expense fees               346,354             520,467                 47,731              2,080,267
   Administrative fees                        9,665               9,972                  2,004                  9,435
                                      -------------      --------------      -----------------      -----------------
Net investment income (loss)                813,308           1,610,477                122,091              2,278,305
                                      -------------      --------------      -----------------      -----------------
Realized gains (losses)
   on investments
   Realized gain (loss) on
      sale of fund shares                         -            (318,200)                 7,076              3,118,892
   Realized gain distributions                    -                   -                      -             20,182,899
                                      -------------      --------------      -----------------      -----------------
   Realized gain (loss)                           -            (318,200)                 7,076             23,301,791
                                      -------------      --------------      -----------------      -----------------
Change in unrealized appreciation
   (depreciation) during the year                 -             920,896                 26,603             (7,281,985)
                                      -------------      --------------      -----------------      -----------------
Net increase (decrease) in net
   assets from operations             $     813,308      $    2,213,173      $         155,770      $      18,298,111
                                      =============      ==============      =================      =================

                                                                                                              PHOENIX-S&P
                                                                PHOENIX-ALGER         PHOENIX-DUFF &         DYNAMIC ASSET
                                        PHOENIX-ABERDEEN       SMALL-CAP GROWTH     PHELPS REAL ESTATE     ALLOCATION SERIES:
                                      INTERNATIONAL SERIES          SERIES           SECURITIES SERIES     AGGRESSIVE GROWTH
                                      --------------------     ----------------     ------------------     ------------------
Income:
   Dividends                          $          1,203,990     $            581     $          331,835     $            3,454
Expenses:
   Mortality and expense fees                      686,207               58,962                319,868                    623
   Administrative fees                               8,157                  861                  7,835                     46
                                      --------------------     ----------------     ------------------     ------------------
Net investment income (loss)                       509,626              (59,242)                 4,132                  2,785
                                      --------------------     ----------------     ------------------     ------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                     2,143,622            1,337,379              1,484,564                     (3)
   Realized gain distributions                           -                    -              2,021,581                      -
                                      --------------------     ----------------     ------------------     ------------------
   Realized gain (loss)                          2,143,622            1,337,379              3,506,145                     (3)
                                      --------------------     ----------------     ------------------     ------------------
Change in unrealized appreciation
   (depreciation) during the year               10,195,332             (282,978)             4,391,856                  1,156
                                      --------------------     ----------------     ------------------     ------------------
Net increase (decrease) in
   net assets from operations         $         12,848,580     $        995,159     $        7,902,133     $            3,938
                                      ====================     ================     ==================     ==================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                   (CONTINUED)

                                         PHOENIX-S&P            PHOENIX-S&P            PHOENIX-S&P
                                        DYNAMIC ASSET          DYNAMIC ASSET          DYNAMIC ASSET         PHOENIX-SANFORD
                                      ALLOCATION SERIES:     ALLOCATION SERIES:     ALLOCATION SERIES:     BERNSTEIN MID-CAP
                                            GROWTH                MODERATE            MODERATE GROWTH         VALUE SERIES
                                      ------------------     ------------------     ------------------     -----------------
Income:
   Dividends                          $            2,884     $            6,292     $           16,266     $          81,727
Expenses:
   Mortality and expense fees                        116                    947                  6,292               248,299
   Administrative fees                                15                     78                    653                 7,359
                                      ------------------     ------------------     ------------------     -----------------
Net investment income (loss)                       2,753                  5,267                  9,321              (173,931)
                                      ------------------     ------------------     ------------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                           4                  3,136                    429               785,203
   Realized gain distributions                         -                      -                  2,239             2,483,080

                                      ------------------     ------------------     ------------------     -----------------
   Realized gain (loss)                                4                  3,136                  2,668             3,268,283
                                      ------------------     ------------------     ------------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year                   (901)                   583                 62,527              (537,568)
                                      ------------------     ------------------     ------------------     -----------------
Net increase (decrease) in
   net assets from operations         $            1,856     $            8,986     $           74,516     $       2,556,784
                                      ==================     ==================     ==================     =================

                                                                                                          PIMCO VIT
                                                                                                          COMMODITY
                                      PHOENIX-SANFORD        PHOENIX-VAN          PHOENIX-VAN             REALRETURN
                                      BERNSTEIN SMALL-     KAMPEN COMSTOCK     KAMPEN EQUITY 500     STRATEGY PORTFOLIO -
                                      CAP VALUE SERIES          SERIES             INDEX SERIES          ADVISOR CLASS
                                      ----------------     ---------------     -----------------     --------------------
Income:
   Dividends                          $         23,189     $       227,661     $         215,763     $              1,781
Expenses:
   Mortality and expense fees                  138,319             166,291               283,577                       82
   Administrative fees                           4,789               5,956                 2,958                        4

                                      ----------------     ---------------     -----------------     --------------------
Net investment income (loss)                  (119,919)             55,414               (70,772)                   1,695
                                      ----------------     ---------------     -----------------     --------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                   453,209             506,900               550,730                     (308)
   Realized gain distributions               1,611,057           2,235,106                     -                      193
                                      ----------------     ---------------     -----------------     --------------------
   Realized gain (loss)                      2,064,266           2,742,006               550,730                     (115)
                                      ----------------     ---------------     -----------------     --------------------
Change in unrealized appreciation
   (depreciation) during the year             (383,194)           (316,736)            1,440,018                   (4,492)
                                      ----------------     ---------------     -----------------     --------------------
Net increase (decrease) in
   net assets from operations         $      1,561,153     $     2,480,684     $       1,919,976     $             (2,912)
                                      ================     ===============     =================     ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                                                                         RYDEX VARIABLE
                                            PIMCO VIT REAL        PIMCO VIT TOTAL         TRUST INVERSE
                                         RETURN PORTFOLIO -      RETURN PORTFOLIO -      GOVERNMENT LONG      RYDEX VARIABLE
                                           ADVISOR CLASS          ADVISOR CLASS             BOND FUND         TRUST NOVA FUND
                                         ------------------      ------------------      ---------------      ---------------
Income:
   Dividends                             $              787      $            1,060      $        36,951      $           718
Expenses:
   Mortality and expense fees                           183                     251               22,659                  963
   Administrative fees                                    7                      15                1,816                   76
                                         ------------------      ------------------      ---------------      ---------------
Net investment income (loss)                            597                     794               12,476                 (321)
                                         ------------------      ------------------      ---------------      ---------------
Realized gains (losses)
   on investments
   Realized gain (loss)
      on sale of fund shares                            -                       (13)             (87,598)               5,475
   Realized gain distributions                        3,427                     886                  -                    -
                                         ------------------      ------------------      ---------------      ---------------
   Realized gain (loss)                               3,427                     873              (87,598)               5,475
                                         ------------------      ------------------      ---------------      ---------------
Change in unrealized appreciation
   (depreciation) during the year                    (6,200)                 (1,809)             187,397                5,205
                                         ------------------      ------------------      ---------------      ---------------
Net increase (decrease) in
   net assets from operations            $           (2,176)     $             (142)     $       112,275      $        10,359
                                         ==================      ==================      ===============      ===============

                                                                TEMPLETON              TEMPLETON
                                      RYDEX VARIABLE         DEVELOPING MARKETS        DEVELOPING            TEMPLETON FOREIGN
                                       TRUST SECTOR          SECURITIES FUND -      MARKETS SECURITIES        SECURITIES FUND -
                                      ROTATION FUND              CLASS 1              FUND - CLASS 2             CLASS 1
                                      ----------------      ------------------      -------------------      -------------------
Income:
   Dividends                          $            -        $           12,568      $            23,844      $           348,591
Expenses:
   Mortality and expense fees                   13,051                  12,950                   24,281                  312,203
   Administrative fees                             168                   1,288                      352                   31,062
                                      ----------------      ------------------      -------------------      -------------------
Net investment income (loss)                   (13,219)                 (1,670)                    (789)                   5,326
                                      ----------------      ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
     on sale of fund shares                     46,953                  79,205                  139,548                1,303,632
   Realized gain distributions                  42,580                     -                        -                        -
                                      ----------------      ------------------      -------------------      -------------------
   Realized gain (loss)                         89,533                  79,205                  139,548                1,303,632
                                      ----------------      ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year               12,291                 145,716                  314,704                3,285,952
                                      ----------------      ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $         88,605      $          223,251      $           453,463      $         4,594,910
                                      ================      ==================      ===================      ===================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                      TEMPLETON FOREIGN      TEMPLETON GLOBAL         TEMPLETON GLOBAL         TEMPLETON GLOBAL
                                      SECURITIES FUND -      ASSET ALLOCATION         ASSET ALLOCATION        INCOME SECURITIES
                                           CLASS 2            FUND - CLASS 1           FUND - CLASS 2           FUND - CLASS 1
                                      -----------------     ------------------      -------------------      -------------------
Income:
   Dividends                          $          95,489     $        2,951,758      $           135,433      $           144,239
Expenses:
   Mortality and expense fees                    94,765                506,320                   25,356                   58,297
   Administrative fees                            3,095                 50,375                      265                    5,800
                                      -----------------     ------------------      -------------------      -------------------
Net investment income (loss)                     (2,371)             2,395,063                  109,812                   80,142
                                      -----------------     ------------------      -------------------      -------------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      (124,114)             1,651,697                   22,599                  156,258
   Realized gain distributions                      -                2,553,107                  121,071                      -
                                      -----------------     ------------------      -------------------      -------------------
   Realized gain (loss)                        (124,114)             4,204,804                  143,670                  156,258
                                      -----------------     ------------------      -------------------      -------------------
Change in unrealized appreciation
   (depreciation) during the year             1,515,605                678,146                  125,585                  277,546
                                      -----------------     ------------------      -------------------      -------------------
Net increase (decrease) in net
   assets from operations             $       1,389,120     $        7,278,013      $           379,067      $           513,946
                                      =================     ==================      ===================      ===================

                                      TEMPLETON GROWTH      TEMPLETON GROWTH           VAN KAMPEN UIF
                                      SECURITIES FUND -      SECURITIES FUND -        EQUITY AND INCOME            WANGER
                                            CLASS 1               CLASS 2           PORTFOLIO - CLASS II    INTERNATIONAL SELECT
                                      -----------------     ------------------      --------------------    --------------------
Income:
   Dividends                          $       1,342,453     $          151,479      $                -      $             18,814
Expenses:
   Mortality and expense fees                 1,134,136                144,460                       178                  89,506
   Administrative fees                          112,838                  2,440                       -                     1,496
                                      -----------------     ------------------      --------------------    --------------------
Net investment income (loss)                     95,479                  4,579                      (178)                (72,188)
                                      -----------------     ------------------      --------------------    --------------------
Realized gains (losses)
    on investments
    Realized gain (loss)
    on sale of fund shares                    1,435,290                188,645                         2                 129,464
    Realized gain distributions               3,307,804                422,010                       -                       -
                                      -----------------     ------------------      --------------------    --------------------
    Realized gain (loss)                      4,743,094                610,655                         2                 129,464
                                      -----------------     ------------------      --------------------    --------------------
Change in unrealized appreciation
   (depreciation) during the year            12,152,249              1,560,206                     2,879               2,072,717
                                      -----------------     ------------------      --------------------    --------------------
Net increase (decrease) in net
   assets from operations             $      16,990,822     $        2,175,440      $              2,703    $          2,129,993
                                      =================     ==================      ====================    ====================

                        See Notes to Financial Statements

                            STATEMENTS OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2006
                                    (CONTINUED)

                                            WANGER
                                      INTERNATIONAL SMALL                             WANGER U.S.
                                             CAP               WANGER SELECT      SMALLER COMPANIES
                                      -------------------     ---------------     -----------------
Income:
   Dividends                          $           375,771     $        30,021     $         193,830
Expenses:
   Mortality and expense fees                     809,064              93,765               973,670
   Administrative fees                              7,375               1,440                11,432
                                      -------------------     ---------------     -----------------
Net investment income (loss)                     (440,668)            (65,184)             (791,272)
                                      -------------------     ---------------     -----------------
Realized gains (losses)
   on investments
   Realized gain (loss)
   on sale of fund shares                      7,715,230              469,892            13,450,062
   Realized gain distributions                       -                249,258             2,734,155
                                      -------------------     ---------------     -----------------
   Realized gain (loss)                         7,715,230             719,150            16,184,217
                                      -------------------     ---------------     -----------------
Change in unrealized appreciation
   (depreciation) during the year              12,409,248             583,694           (10,490,044)
                                      -------------------     ---------------     -----------------
Net increase (decrease) in net
   assets from operations             $        19,683,810     $     1,237,660     $       4,902,901
                                      ===================     ===============     =================

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005

                                                   AIM V.I. CAPITAL APPRECIATION                   AIM V.I. CORE EQUITY
                                                          FUND - CLASS I                               FUND - CLASS I
                                              ------------------------------------         -------------------------------------
                                                   2006                   2005                  2006                 2005
                                                   ----                   ----                  ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    (40,993)          $    (30,678)           $    (4,846)        $        -
      Realized gains (losses)                        10,455                 22,159                 (3,453)                 -
      Unrealized appreciation
         (depreciation) during the year             202,357                219,949                105,945                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net assets
   from operations                                  171,819                211,430                 97,646                  -
                                               ------------           ------------            -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            556,942                441,657                 14,499                  -
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     805,257                368,774              1,333,415                  -
      Transfers for contract
         benefits and terminations                 (579,267)              (375,040)              (143,242)                 -
      Contract maintenance charges                   (6,807)                (3,299)                (1,615)                 -
      Net change to contracts in
         payout period                                   (5)                   (56)                     -                  -
                                               ------------           ------------            -----------         ------------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                     776,120                432,036              1,203,057                  -
                                               ------------           ------------            -----------         ------------
         Total increase (decrease)
            in net assets                           947,939                643,466              1,300,703                  -

Net assets at beginning of period                 2,824,309              2,180,843                      -                  -
                                               ------------           ------------            -----------         ------------
Net assets at end of period                   $   3,772,248           $  2,824,309            $ 1,300,703         $        -
                                              =============           ============            ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                  AIM V.I. MID CAP CORE EQUITY                ALGER AMERICAN LEVERAGED ALLCAP
                                                        FUND - CLASS I                               PORTFOLIO - CLASS O
                                             ---------------------------------------        ----------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)           $      (54,576)           $     (47,697)       $    (47,370)          $  (46,479)
      Realized gains (losses)                       846,571                  202,636             185,367              234,742
      Unrealized appreciation
         (depreciation) during the year             (74,330)                 (13,087)            453,258              233,416
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                  717,665                  141,852             591,255              421,679
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
         contract owners                             23,625                   31,203             106,591              232,789
      Transfers between Investment
         Options (including
         Guaranteed Interest
         Account), net                             (180,735)                 381,514               2,188             (366,332)
      Transfers for contract
         benefits and terminations                 (469,083)                (264,552)           (767,714)            (696,417)
      Contract maintenance charges                   (1,458)                  (2,143)             (7,867)              (9,249)
      Net change to contracts in
         payout period                               (1,454)                       -                (526)              (5,120)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (629,105)                 146,022            (667,328)            (844,329)

Increase (decrease) in amounts
   retained in PHLVIC Universal
   Life Separate Account, net                    (4,768,588)                 251,142                 -                    -
                                             --------------            -------------        ------------           ----------
         Total increase (decrease)
            in net assets                        (4,680,028)                 539,016             (76,073)            (422,650)

Net assets at beginning of period                 6,625,890                6,086,874           3,790,026            4,212,676
                                             --------------            -------------        ------------           ----------
Net assets at end of period                 $     1,945,862          $     6,625,890        $  3,713,953           $3,790,026
                                            ===============          ===============        ============           ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                    DWS EQUITY 500 INDEX FUND                 FEDERATED FUND FOR U.S. GOVERNMENT
                                                         VIP - CLASS A                                  SECURITIES II
                                             ---------------------------------------        --------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      (14,683)           $      18,770        $    523,953           $  541,281
      Realized gains (losses)                       437,841                  356,492              19,352               16,715
      Unrealized appreciation
         (depreciation) during the year             691,245                 (118,692)              4,262             (421,300)
                                             --------------            -------------        ------------           ----------
Net increase (decrease) in net assets
   from operations                                1,114,403                  256,570             547,567              136,696
                                             --------------            -------------        ------------           ----------
Contract transactions:
      Payments received from
           contract owners                          962,420                  548,944           2,187,558            2,111,841
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     815,273                  443,100           1,904,019            1,163,798
      Transfers for contract
           benefits and terminations             (2,948,415)              (2,077,683)         (3,955,482)          (5,260,860)
      Contract maintenance charges                  (24,865)                 (17,811)            (32,186)             (49,722)
      Net change to contracts in
          payout period                                (338)                     259             (11,845)             (18,162)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                  (1,195,925)              (1,103,191)             92,064            (2,053,105)
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                           (81,522)                (846,621)            639,631            (1,916,409)

Net assets at beginning of period                 8,488,558                9,335,179          19,120,078            21,036,487
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    8,407,036            $   8,488,558        $ 19,759,709           $19,120,078
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             FEDERATED HIGH INCOME BOND FUND II -           FIDELITY VIP CONTRAFUND(R) PORTFOLIO -
                                                        PRIMARY SHARES                                   SERVICE CLASS
                                             ---------------------------------------      ----------------------------------------
                                                 2006                      2005                 2006                   2005
                                                 ----                      ----                 ----                   ----
Increase (decrease) in net assets
   from operations:
      Net investment income (loss)           $      403,294           $      318,950        $    (44,407)          $  (260,993)
      Realized gains (losses)                        15,273                   52,330           2,586,740               830,814
      Unrealized appreciation
         (depreciation) during the year              76,503                 (289,916)            181,231             2,890,548
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net assets
   from operations                                  495,070                   81,364           2,723,564             3,460,369
                                             --------------            -------------        ------------           -----------
Contract transactions:
      Payments received from
         contract owners                             91,516                  269,690             697,648               974,501
      Transfers between Investment
         Options (including Guaranteed
         Interest Account), net                     488,045                1,367,965           5,861,823             6,818,965
      Transfers for contract
         benefits and terminations               (1,232,563)              (1,048,094)         (5,030,374)           (4,009,537)
      Contract maintenance charges                   (7,273)                  (7,404)            (26,980)              (34,709)
      Net change to contracts in
         payout period                               (1,533)                  (3,691)             (1,484)               (1,355)
                                             --------------            -------------        ------------           -----------
Net increase (decrease) in net
   assets resulting from contract
      transactions                                 (661,808)                 578,466           1,500,633             3,747,865
                                             --------------            -------------        ------------           -----------
         Total increase (decrease)
            in net assets                          (166,738)                 659,830           4,224,197             7,208,234

Net assets at beginning of period                 5,707,474                5,047,644          25,307,260            18,099,026
                                             --------------            -------------        ------------           -----------
Net assets at end of period                  $    5,540,736            $   5,707,474        $ 29,531,457           $25,307,260
                                             ==============            =============        ============           ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                              FIDELITY VIP GROWTH OPPORTUNITIES           FIDELITY VIP GROWTH
                                                  PORTFOLIO - SERVICE CLASS            PORTFOLIO - SERVICE CLASS
                                             ----------------------------------    ---------------------------------
                                                 2006                  2005            2006                  2005
                                                 ----                  ----            ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)            $  (19,037)          $   (7,245)     $   (48,344)         $   (53,294)
      Realized gains (losses)                     22,000               23,924          287,087              187,184
      Unrealized appreciation
         (depreciation) during the year          141,345               97,248            7,793               87,803
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   from operations                               144,308              113,927          246,536              221,693
                                              ----------           ----------      -----------          -----------
Contract transactions:
      Payments received from
         contract owners                         674,786              278,507          108,897              371,559
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           647,540              493,302         (567,240)            (989,855)
      Transfers for contract
         benefits and terminations              (401,156)            (174,432)      (1,158,488)          (1,027,518)
      Contract maintenance charges                (5,087)              (4,159)          (9,986)             (14,152)
      Net change to contracts in
         payout period                                49                   28           (1,272)               2,791
                                              ----------           ----------      -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions          916,132              593,246       (1,628,089)          (1,657,175)
                                              ----------           ----------      -----------          -----------
         Total increase (decrease)
            in net assets                      1,060,440              707,173       (1,381,553)          (1,435,482)

Net assets at beginning of period              1,880,771            1,173,598        5,721,731            7,157,213
                                              ----------           ----------      -----------          -----------
Net assets at end of period                   $2,941,211           $1,880,771      $ 4,340,178          $ 5,721,731
                                              ==========           ==========      ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  FRANKLIN INCOME SECURITIES           LAZARD RETIREMENT SMALL CAP
                                                         FUND - CLASS 2                 PORTFOLIO - SERVICE SHARES
                                              ----------------------------------     ---------------------------------
                                                  2006                   2005            2006                 2005
                                                  ----                   ----            ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $   (2,407)           $       -        $   (58,368)         $   (45,089)
      Realized gains (losses)                       2,935                    -           1,198,795              389,947
      Unrealized appreciation
         (depreciation) during the year            44,481                    -            (167,692)             90,946
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   from operations                                 45,009                    -             972,735             435,804
                                               ----------            ------------     ------------         -----------
Contract transactions:
      Payments received from contract owners    1,154,515                    -              17,682              14,474
      Transfers between Investment Options
         (including Guaranteed Interest
          Account), net                           380,830                    -              21,958             296,482
      Transfers for contract
         benefits and terminations               (219,329)                   -            (221,513)            (82,353)
      Contract maintenance charges                   (166)                   -              (1,798)             (1,044)
      Net change to contracts in
         payout period                                -                      -                 (93)                134
                                               ----------            ------------     ------------         -----------
Net increase (decrease) in net assets
   resulting from contract transactions         1,315,850                    -            (183,764)            227,693

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                       -                      -          (5,552,133)          4,657,542
                                               ----------            ------------     ------------         -----------
         Total increase (decrease)
            in net assets                       1,360,859                    -          (4,763,162)          5,321,039

Net assets at beginning of period                     -                      -           5,321,039                -
                                               ----------            ------------     ------------         -----------
Net assets at end of period                    $1,360,859            $       -        $    557,877         $ 5,321,039
                                               ==========            ============     ============         ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT BOND-DEBENTURE          LORD ABBETT GROWTH AND INCOME
                                                       PORTFOLIO - CLASS VC                PORTFOLIO - CLASS VC
                                                ---------------------------------    -----------------------------------
                                                    2006                 2005              2006                 2005
                                                    ----                 ----              ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  118,130           $  239,343       $    (5,281)         $    20,607
      Realized gains (losses)                       301,862               65,920           432,896              574,605
      Unrealized appreciation (depreciation)
         during the year                            125,097             (100,883)        1,152,821              (32,688)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                  545,089              204,380         1,580,436              562,524
                                                 ----------           ----------       -----------          -----------
Contract transactions:
      Payments received from contract owners        101,998               89,100         1,062,649              502,002
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              420,440            3,236,082         1,490,094            9,458,605
      Transfers for contract
         benefits and terminations                 (738,055)            (236,870)       (2,264,268)            (676,530)
      Contract maintenance charges                   (3,728)              (2,373)          (18,075)              (4,749)
      Net change to contracts in payout period           14                  683              (560)                (674)
                                                 ----------           ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions            (219,331)           3,086,622           269,840            9,278,654

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                  (2,938,852)           2,650,057               -                    -
                                                 ----------           ----------       -----------          -----------
         Total increase (decrease)
            in net assets                        (2,613,094)           5,941,059         1,850,276            9,841,178

Net assets at beginning of period                 5,941,059                  -           9,841,178                  -
                                                 ----------           ----------       -----------          -----------
Net assets at end of period                      $3,327,965           $5,941,059       $11,691,454          $ 9,841,178
                                                 ==========           ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   LORD ABBETT MID-CAP VALUE        MUTUAL SHARES SECURITIES
                                                      PORTFOLIO - CLASS VC                FUND - CLASS 2
                                                   --------------------------     ------------------------------
                                                       2006           2005             2006             2005
                                                       ----           ----             ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                  $  (49,670)   $  (23,695)      $     2,057      $   (39,262)
      Realized gains (losses)                          639,735       381,926           459,097           92,500
      Unrealized appreciation (depreciation)
         during the year                               (25,256)      215,729         1,485,269          844,953
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   from operations                                     564,809       573,960         1,946,423          898,191
                                                    ----------    ----------       -----------      -----------
Contract transactions:
      Payments received from
         contract owners                                71,313        98,931         1,422,497          299,006
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                (558,562)    4,502,442         2,866,862        2,839,674
      Transfers for contract
         benefits and terminations                    (988,511)     (512,381)       (2,208,309)      (1,657,804)
      Contract maintenance charges                      (5,113)       (2,888)          (11,753)         (13,790)
      Net change to contracts in payout period             (29)          229             8,340           (1,470)
                                                    ----------    ----------       -----------      -----------
Net increase (decrease) in net assets
   resulting from contract transactions             (1,480,902)    4,086,333         2,077,637        1,465,616

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      (1,789,816)    1,604,858               -                -
                                                    ----------    ----------       -----------      -----------
         Total increase (decrease) in net assets    (2,705,909)    6,265,151         4,024,060        2,363,807

Net assets at beginning of period                    6,265,151           -          10,855,419        8,491,612
                                                    ----------    ----------       -----------      -----------
Net assets at end of period                         $3,559,242    $6,265,151       $14,879,479      $10,855,419
                                                    ==========    ==========       ===========      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                      NEUBERGER BERMAN AMT FASCIANO     NEUBERGER BERMAN AMT GUARDIAN
                                                           PORTFOLIO - S CLASS             PORTFOLIO - S CLASS
                                                      -----------------------------    ------------------------------
                                                         2006                  2005         2006               2005
                                                         ----                  ----         ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (88)             $  -        $    (6)              $  -
      Realized gains (losses)                              717                 -             10                  -
      Unrealized appreciation (depreciation)
         during the year                                   510                 -            675                  -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets
   from operations                                       1,139                 -            679                  -
                                                       -------              -------     -------               -------
Contract transactions:
   Payments received from contract owners                2,808                 -            -                    -
   Transfers between Investment Options
      (including Guaranteed Interest Account), net      24,802                 -         12,003                  -
   Transfers for contract
      benefits and terminations                           (261)                -           (122)                 -
   Contract maintenance charges                              -                 -            -                    -
   Net change to contracts in payout period                  -                 -            -                    -
                                                       -------              -------     -------               -------
Net increase (decrease) in net assets resulting
   from contract transactions                           27,349                 -         11,881                  -
                                                       -------              -------     -------               -------
         Total increase (decrease) in net assets        28,488                 -         12,560                  -

Net assets at beginning of period                            -                 -            -                    -
                                                       -------              -------     -------               -------
Net assets at end of period                            $28,488              $  -        $12,560               $  -
                                                       =======              =======     =======               =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     OPPENHEIMER CAPITAL APPRECIATION    OPPENHEIMER GLOBAL SECURITIES
                                                         FUND/VA - SERVICE SHARES          FUND/VA - SERVICE SHARES
                                                     --------------------------------    ------------------------------
                                                        2006                   2005         2006                 2005
                                                        ----                   ----         ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                    $    (31)               $  -        $   (167)             $  -
      Realized gains (losses)                             (228)                  -              10                 -
      Unrealized appreciation (depreciation)
         during the year                                    10                   -           3,215                 -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets
   from operations                                        (249)                  -           3,058                 -
                                                      --------                -------     --------              -------
Contract transactions:
      Payments received from
         contract owners                                 1,650                   -          18,439                 -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                  18,747                   -          92,047                 -
      Transfers for contract
         benefits and terminations                     (12,948)                  -            (231)                -
      Contract maintenance charges                         -                     -             -                   -
      Net change to contracts in payout period             -                     -             -                   -
                                                      --------                -------     --------              -------
Net increase (decrease) in net assets resulting
   from contract transactions                            7,449                   -         110,255                 -
                                                      --------                -------     --------              -------
         Total increase (decrease) in net assets         7,200                   -         113,313                 -

Net assets at beginning of period                          -                     -             -                   -
                                                      --------                -------     --------              -------
Net assets at end of period                           $  7,200                $  -        $113,313              $  -
                                                      ========                =======     ========              =======

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       OPPENHEIMER MAIN STREET SMALL
                                                        CAP FUND/VA - SERVICE SHARES       PHOENIX CAPITAL GROWTH SERIES
                                                       -----------------------------     --------------------------------
                                                         2006                 2005            2006             2005
                                                         ----                 ----            ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                      $   (37)             $  -         $ (1,689,116)     $ (2,438,348)
      Realized gains (losses)                                 1                 -           (1,053,687)       (6,254,143)
      Unrealized appreciation (depreciation)
         during the year                                    631                 -            4,581,257        11,638,438
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   from operations                                          595                 -            1,838,454         2,945,947
                                                        -------              -------      ------------      ------------
Contract transactions:
      Payments received from
         contract owners                                  3,294                 -            2,651,616         3,076,057
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                   20,936                 -           (8,639,708)      (21,665,365)
      Transfers for contract
         benefits and terminations                          -                   -          (33,946,403)      (36,955,718)
      Contract maintenance charges                         (3)                  -             (254,500)         (326,047)
      Net change to contracts in payout period              -                   -                   59            10,689
                                                        -------              -------      ------------      ------------
Net increase (decrease) in net assets
   resulting from contract transactions                  24,227                 -          (40,188,936)      (55,860,384)
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net              -                   -                  -          (2,947,821)
                                                        -------              -------      ------------      ------------
         Total increase (decrease) in net assets         24,822                 -          (38,350,482)      (55,862,258)

Net assets at beginning of period                           -                   -          185,517,961       241,380,219
                                                        -------              -------      ------------      ------------
Net assets at end of period                             $24,822              $  -         $147,167,479      $185,517,961
                                                        =======              =======      ============      ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                       PHOENIX GROWTH AND INCOME SERIES       PHOENIX MID-CAP GROWTH SERIES
                                                      -----------------------------------     -----------------------------
                                                           2006                  2005              2006             2005
                                                           ----                  ----              ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $   (32,524)          $   (85,696)     $  (105,658)      $ (109,956)
      Realized gains (losses)                              450,052             1,031,063            8,713         (628,683)
      Unrealized appreciation (depreciation)
         during the year                                 1,960,174              (368,994)         216,321          922,249
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets
   from operations                                       2,377,702               576,373          119,376          183,610
                                                       -----------           -----------      -----------       ----------
Contract transactions:
      Payments received from
         contract owners                                   669,010             1,012,354          286,042          287,252
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                                     633,245            (1,667,806)       9,691,665       (1,791,993)
      Transfers for contract
         benefits and terminations                      (3,374,215)           (4,259,344)      (2,350,656)      (1,525,419)
      Contract maintenance charges                         (23,381)              (25,711)         (19,348)         (19,486)
      Net change to contracts in payout period                (311)               (1,571)           2,962            6,269
                                                       -----------           -----------      -----------       ----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (2,095,652)           (4,942,078)       7,610,665       (3,043,377)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net                -               (5,825,071)            -                -
                                                       -----------           -----------      -----------       ----------
          Total increase (decrease) in net assets          282,050           (10,190,776)       7,730,041       (2,859,767)

Net assets at beginning of period                       17,067,493            27,258,269        7,747,412       10,607,179
                                                       -----------           -----------      -----------       ----------
Net assets at end of period                            $17,349,543           $17,067,493      $15,477,453       $7,747,412
                                                       ===========           ===========      ===========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                                      PHOENIX MULTI-SECTOR FIXED
                                                 PHOENIX MONEY MARKET SERIES                INCOME SERIES
                                               -------------------------------     ---------------------------------
                                                    2006               2005             2006               2005
                                                    ----               ----             ----               ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   813,308       $   313,833       $ 1,610,477        $  1,763,955
      Realized gains (losses)                           -                 -            (318,200)           (452,155)
      Unrealized appreciation (depreciation)
         during the year                                -                 -             920,896          (1,115,930)
                                                -----------       -----------       -----------        ------------
Net increase (decrease) in net assets
   from operations                                  813,308           313,833         2,213,173             195,870
                                                -----------       -----------       -----------        ------------
Contract transactions:
      Payments received from contract owners      2,985,435         3,150,145           802,019           1,140,984
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           15,633,572         6,206,675            27,547          (1,407,061)
      Transfers for contract
         benefits and terminations              (23,081,304)       (8,407,883)      (10,770,311)        (11,372,911)
      Contract maintenance charges                  (59,281)          (66,169)          (41,573)            (54,723)
      Net change to contracts in
         payout period                                 (243)           27,914            37,708              (2,970)
                                                -----------       -----------       -----------        ------------

Net increase (decrease) in net assets
   resulting from contract transactions          (4,521,821)          910,682        (9,944,610)        (11,696,681)
                                                -----------       -----------       -----------        ------------
          Total increase (decrease)
             in net assets                       (3,708,513)        1,224,515        (7,731,437)        (11,500,811)

Net assets at beginning of period                27,445,157        26,220,642        46,691,625          58,192,436
                                                -----------       -----------       -----------        ------------
Net assets at end of period                     $23,736,644       $27,445,157       $38,960,188        $ 46,691,625
                                                ===========       ===========       ===========        ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                PHOENIX MULTI-SECTOR SHORT
                                                     TERM BOND SERIES            PHOENIX STRATEGIC ALLOCATION SERIES
                                              ------------------------------     -----------------------------------
                                                    2006               2005           2006                  2005
                                                    ----               ----           ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $  122,091         $   71,642      $  2,278,305         $  2,137,872
      Realized gains (losses)                       7,076             (2,795)       23,301,791            7,349,901
      Unrealized appreciation (depreciation)
         during the year                           26,603            (66,946)       (7,281,985)          (8,856,518)
                                               ----------         ----------      ------------         ------------
Net increase (decrease) in net assets
   from operations                                155,770              1,901        18,298,111              631,255
                                               ----------         ----------      ------------         ------------
Contract transactions:
      Payments received from
         contract owners                           99,875            126,259         1,637,928            2,548,588
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            723,739          1,607,879        (8,471,654)          (7,892,090)
      Transfers for contract
         benefits and terminations               (678,519)          (410,511)      (31,112,937)         (34,781,605)
      Contract maintenance charges                 (3,014)              (977)         (140,425)            (177,632)
      Net change to contracts in
         payout period                                -                  -               1,727              134,648
                                               ----------         ----------      ------------         ------------

Net increase (decrease) in net assets
   resulting from contract transactions           142,081          1,322,650       (38,085,361)         (40,168,091)
                                               ----------         ----------      ------------         ------------
          Total increase (decrease)
             in net assets                        297,851          1,324,551       (19,787,250)         (39,536,836)

Net assets at beginning of period               3,411,360          2,086,809       183,938,985          223,475,821
                                               ----------         ----------      ------------         ------------
Net assets at end of period                    $3,709,211         $3,411,360      $164,151,735         $183,938,985
                                               ==========         ==========      ============         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                               PHOENIX-ABERDEEN INTERNATIONAL        PHOENIX-ALGER SMALL-CAP
                                                           SERIES                            GROWTH SERIES
                                               -------------------------------     -----------------------------
                                                     2006            2005              2006              2005
                                                     ----            ----              ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $   509,626       $ 1,371,080       $  (59,242)      $  (44,390)
      Realized gains (losses)                     2,143,622         2,964,661        1,337,379          379,979
      Unrealized appreciation (depreciation)
         during the year                         10,195,332         3,440,198         (282,978)        (196,521)
                                                -----------       -----------       ----------       ----------
Net increase (decrease) in net assets
   from operations                               12,848,580         7,775,939          995,159          139,068
                                                -----------       -----------       ----------       ----------
Contract transactions:
      Payments received from
         contract owners                          1,187,255           735,858           36,426          129,051
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                           10,426,172        (1,191,521)       4,197,475          (59,932)
      Transfers for contract
         benefits and terminations              (10,626,801)       (9,324,679)        (408,996)        (224,180)
      Contract maintenance charges                  (55,700)          (60,926)          (3,953)          (1,081)
      Net change to contracts in
         payout period                               (1,499)           (2,452)          (1,936)          (1,848)
                                                -----------       -----------       ----------       ----------

Net increase (decrease) in net assets
   resulting from contract transactions             929,427        (9,843,720)       3,819,016         (157,990)
                                                -----------       -----------       ----------       ----------
Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -          (8,780,742)      (3,301,284)         326,592
                                                -----------       -----------       ----------       ----------
          Total increase (decrease)
             in net assets                       13,778,007       (10,848,523)       1,512,891          307,670

Net assets at beginning of period                51,692,515        62,541,038        3,898,085        3,590,415
                                                -----------       -----------       ----------       ----------
Net assets at end of period                     $65,470,522       $51,692,515       $5,410,976       $3,898,085
                                                ===========       ===========       ==========       ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-DUFF & PHELPS REAL           PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ESTATE SECURITIES SERIES                 SERIES: AGGRESSIVE GROWTH
                                               -------------------------------       -------------------------------------
                                                    2006                 2005           2006                      2005
                                                    ----                 ----           ----                      ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     4,132        $   105,074        $  2,785                 $     -
      Realized gains (losses)                     3,506,145          2,404,494              (3)                      -
      Unrealized appreciation (depreciation)
         during the year                          4,391,856            335,843           1,156                       -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   from operations                                7,902,133          2,845,411           3,938                       -
                                                -----------        -----------        --------                 ----------
Contract transactions:
      Payments received from
         contract owners                            712,789            812,154         115,014                       -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            1,455,730          1,291,029             -                         -
      Transfers for contract
         benefits and terminations               (5,218,634)        (3,751,380)            -                         -
      Contract maintenance charges                  (35,914)           (26,838)            -                         -
      Net change to contracts in
         payout period                                6,882             33,158             -                         -
                                                -----------        -----------        --------                 ----------
Net increase (decrease) in net assets
   resulting from contract transactions          (3,079,147)        (1,641,877)        115,014                       -

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                         -                  -           225,226                       -
                                                -----------        -----------        --------                 ----------
          Total increase (decrease)
             in net assets                        4,822,986          1,203,534         344,178                       -

Net assets at beginning of period                23,690,329         22,486,795             -                         -
                                                -----------        -----------        --------                 ----------
Net assets at end of period                     $28,513,315        $23,690,329        $344,178                 $     -
                                                ===========        ===========        ========                 ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PHOENIX-S&P DYNAMIC ASSET         PHOENIX-S&P DYNAMIC ASSET ALLOCATION
                                                  ALLOCATION SERIES: GROWTH                    SERIES: MODERATE
                                               ------------------------------     --------------------------------------
                                                     2006             2005            2006                        2005
                                                     ----             ----            ----                        ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $     2,753        $    -           $    5,267                  $    -
      Realized gains (losses)                             4             -                3,136
      Unrealized appreciation (depreciation)
         during the year                               (901)            -                  583                       -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   from operations                                    1,856             -                8,986                       -
                                                -----------        ---------        ----------                  ---------

Contract transactions:
      Payments received from contract owners             59             -              199,473                       -
      Transfers between Investment Options
         (including Guaranteed Interest
            Account), net                            20,269             -                8,595                       -
      Transfers for contract
         benefits and terminations                      -               -               (2,175)                      -
      Contract maintenance charges                      (35)            -                  -                         -
      Net change to contracts in payout period          -               -                  -                         -
                                                -----------        ---------        ----------                  ---------

Net increase (decrease) in net assets
   resulting from contract transactions              20,293             -              205,893                       -
                                                -----------        ---------        ----------                  ---------

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate Account, net      219,950             -              211,384                       -
                                                -----------        ---------        ----------                  ---------
         Total increase (decrease) in
            net assets                              242,099             -              426,263                       -

Net assets at beginning of period                       -               -                  -                         -
                                                -----------        ---------        ----------                  ---------
Net assets at end of period                     $   242,099        $    -           $  426,263                  $    -
                                                ===========        =========        ==========                  =========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                 PHOENIX-S&P DYNAMIC ASSET             PHOENIX-SANFORD BERNSTEIN MID-CAP
                                              ALLOCATION SERIES: MODERATE GROWTH                VALUE SERIES
                                              ----------------------------------       ---------------------------------
                                                    2006                  2005               2006                 2005
                                                    ----                  ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $    9,321              $     -          $  (173,931)         $  (250,215)
      Realized gains (losses)                       2,668                    -            3,268,283            2,095,465
      Unrealized appreciation (depreciation)
         during the year                           62,527                    -             (537,568)            (500,834)
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   from operations                                 74,516                    -            2,556,784            1,344,416
                                               ----------              ----------       -----------          -----------
Contract transactions:
      Payments received from
         contract owners                          732,427                    -              703,730              730,755
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            263,275                    -             (534,581)           1,230,681
      Transfers for contract
         benefits and terminations                 (5,682)                   -           (3,604,514)          (3,229,461)
      Contract maintenance charges                    (70)                   -              (26,293)             (23,392)
      Net change to contracts in
         payout period                               -                       -                  523                5,199
                                               ----------              ----------       -----------          -----------
Net increase (decrease) in net assets
   resulting from contract transactions           989,950                    -           (3,461,135)          (1,286,218)

Increase (decrease) in amounts retained in
   PHLVIC Universal Life Separate
   Account, net                                   217,559                    -                 -                    -
                                               ----------              ----------       -----------          -----------
          Total increase (decrease)
             in net assets                      1,282,025                    -             (904,351)              58,198

Net assets at beginning of period                    -                       -           21,290,457           21,232,259
                                               ----------              ----------       -----------          -----------
Net assets at end of period                    $1,282,025              $     -          $20,386,106          $21,290,457
                                               ==========              ==========       ===========          ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                   PHOENIX-SANFORD BERNSTEIN
                                                    SMALL-CAP VALUE SERIES             PHOENIX-VAN KAMPEN COMSTOCK SERIES
                                               ---------------------------------       ----------------------------------
                                                    2006                 2005               2006                 2005
                                                    ----                 ----               ----                 ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)              $  (119,919)        $  (138,258)        $    55,414         $    (20,111)
      Realized gains (losses)                     2,064,266             819,652           2,742,006              410,048
      Unrealized appreciation (depreciation)
         during the year                           (383,194)            (47,422)           (316,736)             167,582
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   from operations                                1,561,153             633,972           2,480,684              557,519
                                                -----------         -----------         -----------         ------------
Contract transactions:
      Payments received from
         contract owners                            420,741             253,910             241,229              737,764
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                              204,852           1,725,521            (594,801)          (1,865,602)
      Transfers for contract
         benefits and terminations               (2,444,415)         (1,889,592)         (2,420,663)          (3,503,944)
      Contract maintenance charges                  (14,353)            (11,352)            (16,125)             (23,734)
      Net change to contracts in
         payout period                                2,361              (1,110)              5,069              (10,859)
                                                -----------         -----------         -----------         ------------
Net increase (decrease) in net assets
   resulting from contract transactions          (1,830,814)             77,377          (2,785,291)          (4,666,375)
                                                -----------         -----------         -----------         ------------
          Total increase (decrease)
             in net assets                         (269,661)            711,349            (304,607)          (4,108,856)

Net assets at beginning of period                11,482,886          10,771,537          14,269,804           18,378,660
                                                -----------         -----------         -----------         ------------
Net assets at end of period                     $11,213,225         $11,482,886         $13,965,197         $ 14,269,804
                                                ===========         ===========         ===========         ============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                     PHOENIX-VAN KAMPEN EQUITY 500          PIMCO VIT COMMODITYREALRETURN STRATEGY
                                                             INDEX SERIES                          PORTFOLIO - ADVISOR CLASS
                                                --------------------------------------      --------------------------------------
                                                    2006                      2005                2006                   2005
                                                    ----                      ----              ----                     ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $  (70,772)              $  (112,048)       $     1,695              $      -
      Realized gains (losses)                        550,730                  352,455               (115)                    -
      Unrealized appreciation
        (depreciation) during the year             1,440,018                   79,924             (4,492)                    -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   from operations                                 1,919,976                  320,331             (2,912)                    -
                                                 -----------              -----------        -----------              -----------
Contract transactions:
       Payments received from
          contract owners                            437,844                  366,186              3,498                     -
       Transfers between Investment Options
          (including Guaranteed Interest
          Account), net                            5,694,930               (1,712,424)            72,843                     -
       Transfers for contract
          benefits and terminations               (3,736,335)              (3,317,607)               (45)                    -
       Contract maintenance charges                  (10,165)                 (16,308)                (1)                    -
       Net change to contracts in
          payout period                              (42,880)                 109,955               -                        -
                                                 -----------              -----------        -----------              -----------
Net increase (decrease) in net assets
   resulting from contract transactions            2,343,394               (4,570,198)            76,295                     -
                                                 -----------              -----------        -----------              -----------
         Total increase (decrease)
            in net assets                          4,263,370               (4,249,867)            73,383                     -

Net assets at beginning of period                 16,669,142               20,919,009               -                        -
                                                 -----------              -----------        -----------              -----------
Net assets at end of period                      $20,932,512              $16,669,142        $    73,383              $      -
                                                 ===========              ===========        ===========              ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  PIMCO VIT REAL RETURN          PIMCO VIT TOTAL RETURN
                                                PORTFOLIO - ADVISOR CLASS       PORTFOLIO - ADVISOR CLASS
                                                -------------------------      --------------------------
                                                   2006           2005            2006            2005
                                                   ----           ----            ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)               $    597        $   -          $    794        $    -
      Realized gains (losses)                       3,427            -               873             -
      Unrealized appreciation (depreciation)
         during the year                           (6,200)           -            (1,809)            -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   from operations                                 (2,176)           -              (142)            -
                                                 --------        --------       --------        ---------
Contract transactions:
      Payments received from
         contract owners                                1            -             8,235             -
      Transfers between Investment Options
         (including Guaranteed Interest
         Account), net                            131,673            -           198,479             -
      Transfers for contract
         benefits and terminations                   (247)           -           (13,209)            -
      Contract maintenance charges                    -              -                (5)            -
      Net change to contracts in
         payout period                                -              -               -               -
                                                 --------        --------       --------        ---------
Net increase (decrease) in net assets
   resulting from contract transactions           131,427            -           193,500             -
                                                 --------        --------       --------        ---------
          Total increase (decrease)
             in net assets                        129,251            -           193,358             -

Net assets at beginning of period                     -              -               -               -
                                                 --------        --------       --------        ---------
Net assets at end of period                      $129,251        $   -          $193,358        $    -
                                                 ========        ========       ========        =========


                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                             RYDEX VARIABLE TRUST INVERSE GOVERNMENT
                                                        LONG BOND FUND                         RYDEX VARIABLE TRUST NOVA FUND
                                           -------------------------------------------     ------------------------------------
                                                   2006                     2005                  2006                2005
                                                   ----                     ----                  ----                ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)             $     12,476            $    (30,402)          $      (321)        $     (961)
      Realized gains (losses)                       (87,598)                (14,391)                5,475                 77
      Unrealized appreciation
         (depreciation) during the year             187,397                 (80,833)                5,205              2,784
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net assets
   from operations                                  112,275                (125,626)               10,359              1,900
                                               ------------            ------------           -----------         ----------
Contract transactions:
   Payments received from
      contract owners                                36,799                 181,047                   -               11,741
   Transfers between Investment
      Options (including Guaranteed
      Interest Account), net                       (451,157)                (48,977)                 (512)              (187)
   Transfers for contract
      benefits and terminations                    (517,909)               (150,528)              (28,743)              (268)
   Contract maintenance charges                      (8,080)                 (5,539)                 (252)               (52)
   Net change to contracts in
      payout period                                     -                       -                     -                  -
                                               ------------            ------------           -----------         ----------
Net increase (decrease) in net
   assets resulting from contract
   transactions                                    (940,347)                (23,997)              (29,507)            11,234
                                               ------------            ------------           -----------         ----------
      Total increase (decrease)
         in net assets                             (828,072)               (149,623)              (19,148)            13,134

Net assets at beginning of period                 1,712,457               1,862,080                76,134             63,000
                                               ------------            ------------           -----------         ----------
Net assets at end of period                    $    884,385            $  1,712,457           $    56,986         $   76,134
                                               ============            ============           ===========         ==========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      RYDEX VARIABLE TRUST SECTOR            TEMPLETON DEVELOPING MARKETS
                                                            ROTATION FUND                      SECURITIES FUND - CLASS 1
                                                  -----------------------------------     ----------------------------------
                                                          2006             2005                 2006             2005
                                                          ----             ----                 ----             ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $   (13,219)      $     (8,959)        $     (1,670)     $       537
      Realized gains (losses)                             89,533              6,233               79,205           45,864
      Unrealized appreciation (depreciation)
         during the year                                  12,291             94,995              145,716          174,262
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets
   from operations                                        88,605             92,269              223,251          220,663
                                                     -----------       ------------         ------------      -----------
Contract transactions:
   Payments received from
      contract owners                                     10,019             10,128               10,616            3,250
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (131,489)           593,461               76,108          134,481
   Transfers for contract
      benefits and terminations                         (269,363)          (108,356)            (268,537)        (278,577)
   Contract maintenance charges                           (1,693)              (787)                (666)            (688)
   Net change to contracts in payout period                  (18)               (56)                 -                -
                                                     -----------       ------------         ------------      -----------
Net increase (decrease) in net assets resulting
   from contract transactions                           (392,544)           494,390             (182,479)        (141,534)
                                                     -----------       ------------         ------------      -----------

      Total increase (decrease) in net assets           (303,939)           586,659               40,772           79,129

Net assets at beginning of period                      1,131,499            544,840              986,568          907,439
                                                     -----------       ------------         ------------      -----------
Net assets at end of period                          $   827,560       $  1,131,499         $  1,027,340      $   986,568
                                                     ===========       ============         ============      ===========

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                             TEMPLETON DEVELOPING
                                                              MARKETS SECURITIES                  TEMPLETON FOREIGN SECURITIES
                                                                FUND - CLASS 2                            FUND - CLASS 1
                                                    ------------------------------------     --------------------------------------
                                                           2006             2005                    2006              2005
                                                           ----             ----                    ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                     $       (789)    $      1,458            $       5,326     $     (19,266)
      Realized gains (losses)                               139,548          (21,516)               1,303,632         1,041,787
      Unrealized appreciation (depreciation)
         during the year                                    314,704          437,711                3,285,952         1,066,539
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets
   from operations                                          453,463          417,653                4,594,910         2,089,060
                                                       ------------     ------------            -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                        13,434           11,114                   63,678            36,703
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                (61,259)        (105,377)                (250,662)         (492,923)
   Transfers for contract
      benefits and terminations                            (325,787)        (206,794)              (3,003,156)       (3,016,887)
   Contract maintenance charges                                (989)          (1,805)                 (15,232)          (16,563)
   Net change to contracts in payout period                     (46)             (85)                   4,424               (88)
                                                       ------------     ------------            -------------     -------------
Net increase (decrease) in net assets resulting
     from contract transactions                            (374,647)        (302,947)              (3,200,948)       (3,489,758)
                                                       ------------     ------------            -------------     -------------

         Total increase (decrease) in net assets             78,816          114,706                1,393,962        (1,400,698)

Net assets at beginning of period                         1,955,275        1,840,569               24,799,750        26,200,448
                                                       ------------     ------------            -------------     -------------
Net assets at end of period                            $  2,034,091     $  1,955,275            $  26,193,712     $  24,799,750
                                                       ============     ============            =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                      TEMPLETON FOREIGN SECURITIES            TEMPLETON GLOBAL ASSET ALLOCATION
                                                              FUND - CLASS 2                            FUND - CLASS 1
                                                  -------------------------------------     -------------------------------------
                                                          2006             2005                     2006            2005
                                                          ----             ----                     ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (2,371)    $     (8,446)           $   2,395,063   $   1,047,759
      Realized gains (losses)                             (124,114)        (120,058)               4,204,804       1,481,039
      Unrealized appreciation (depreciation)
         during the year                                 1,515,605          772,499                  678,146      (1,594,205)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets
   from operations                                       1,389,120          643,995                7,278,013         934,593
                                                     -------------     ------------            -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      212,569          549,600                  336,546         145,939
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                                   791          442,856                  566,753         (98,773)
   Transfers for contract
      benefits and terminations                         (1,604,949)      (1,196,648)              (6,358,832)     (4,093,761)
   Contract maintenance charges                            (13,338)          (9,398)                 (28,017)        (30,868)
   Net change to contracts in payout period                   (549)            (327)                  (4,489)           (290)
                                                     -------------     ------------            -------------   -------------
Net increase (decrease) in net assets resulting
   from contract transactions                           (1,405,476)        (213,917)              (5,488,039)     (4,077,753)
                                                     -------------     ------------            -------------   -------------

         Total increase (decrease) in net assets           (16,356)         430,078                1,789,974      (3,143,160)

Net assets at beginning of period                        7,804,801        7,374,723               40,152,552      43,295,712
                                                     -------------     ------------            -------------   -------------
Net assets at end of period                          $   7,788,445     $  7,804,801            $  41,942,526   $  40,152,552
                                                     =============     ============            =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                  TEMPLETON GLOBAL ASSET ALLOCATION         TEMPLETON GLOBAL INCOME SECURITIES
                                                            FUND - CLASS 2                              FUND - CLASS 1
                                                -------------------------------------     --------------------------------------
                                                        2006             2005                      2006            2005
                                                        ----             ----                      ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                 $     109,812     $      61,504            $      80,142    $     248,462
      Realized gains (losses)                            143,670           (36,254)                 156,258           39,077
      Unrealized appreciation (depreciation)
         during the year                                 125,585            20,287                  277,546         (511,090)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   from operations                                       379,067            45,537                  513,946         (223,551)
                                                   -------------     -------------            -------------    -------------
Contract transactions:
   Payments received from
      contract owners                                     18,296            58,353                   71,918           17,631
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (53,986)         (142,466)                  50,439          357,547
   Transfers for contract
      benefits and terminations                         (724,680)         (423,740)                (944,749)        (430,716)
   Contract maintenance charges                           (8,816)           (2,839)                  (3,539)          (3,227)
   Net change to contracts in payout period                 (783)             (133)                    (893)          (1,255)
                                                   -------------     -------------            -------------    -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (769,969)         (510,825)                (826,824)         (60,020)
                                                   -------------     -------------            -------------    -------------
      Total increase (decrease)
         in net assets                                  (390,902)         (465,288)                (312,878)        (283,571)

Net assets at beginning of period                      2,354,468         2,819,756                4,925,885        5,209,456
                                                   -------------     -------------            -------------    -------------
Net assets at end of period                        $   1,963,566     $   2,354,468            $   4,613,007    $   4,925,885
                                                   =============     =============            =============    =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                       TEMPLETON GROWTH SECURITIES               TEMPLETON GROWTH SECURITIES
                                                             FUND - CLASS 1                             FUND - CLASS 2
                                                  -------------------------------------     ------------------------------------
                                                          2006             2005                    2006            2005
                                                          ----             ----                    ----            ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      95,479     $    (139,217)          $       4,579    $    (16,319)
      Realized gains (losses)                            4,743,094           275,875                 610,655          78,779
      Unrealized appreciation (depreciation)
         during the year                                12,152,249         6,323,686               1,560,206         735,585
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   from operations                                      16,990,822         6,460,344               2,175,440         798,045
                                                     -------------     -------------           -------------   -------------
Contract transactions:
   Payments received from
      contract owners                                      676,634           477,572               1,410,882         429,991
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                            (1,779,774)       (1,503,849)                877,390       1,105,022
   Transfers for contract
      benefits and terminations                        (10,651,623)      (11,963,790)             (2,233,954)     (2,121,363)
   Contract maintenance charges                            (57,050)          (61,130)                (19,323)        (16,838)
   Net change to contracts in payout period                 (2,861)            1,361                  (3,138)         (5,618)
                                                     -------------     -------------           -------------   -------------
Net increase (decrease) in net assets
   resulting from contract transactions                (11,814,674)      (13,049,836)                 31,857        (608,806)
                                                     -------------     -------------           -------------   -------------
      Total increase (decrease)
         in net assets                                   5,176,148        (6,589,492)              2,207,297         189,239

Net assets at beginning of period                       89,054,911        95,644,403              11,039,768      10,850,529
                                                     -------------     -------------           -------------   -------------
Net assets at end of period                          $  94,231,059     $  89,054,911           $  13,247,065   $  11,039,768
                                                     =============     =============           =============   =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                        VAN KAMPEN UIF EQUITY AND
                                                       INCOME PORTFOLIO - CLASS II             WANGER INTERNATIONAL SELECT
                                                  -----------------------------------     -------------------------------------
                                                        2006                2005                  2006              2005
                                                        ----                ----                  ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $      (178)          $     -           $     (72,188)     $      38,399
      Realized gains (losses)                                  2                 -                 129,464             16,567
      Unrealized appreciation (depreciation)
         during the year                                   2,879                 -               2,072,717            707,760
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets
   from operations                                         2,703                 -               2,129,993            762,726
                                                     -----------           ---------         -------------      -------------
Contract transactions:
   Payments received from
      contract owners                                         1                  -                 204,370            168,349
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             92,416                  -               1,527,518            732,510
   Transfers for contract
      benefits and terminations                              -                   -              (1,116,823)          (672,821)
   Contract maintenance charges                              (5)                 -                  (7,748)            (8,708)
   Net change to contracts in payout period                  -                   -                  10,473             (3,163)
                                                     -----------           ---------         -------------      -------------
Net increase (decrease) in net assets resulting
   from contract transactions                             92,412                 -                 617,790            216,167
                                                     -----------           ---------         -------------      -------------

         Total increase (decrease) in net assets          95,115                 -               2,747,783            978,893

Net assets at beginning of period                            -                   -               5,879,942          4,901,049
                                                     -----------           ---------         -------------      -------------
Net assets at end of period                          $    95,115           $     -           $   8,627,725      $   5,879,942
                                                     ===========           =========         =============      =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)


                                                     WANGER INTERNATIONAL SMALL CAP                   WANGER SELECT
                                                  ------------------------------------     -------------------------------------
                                                           2006             2005                   2006              2005
                                                           ----             ----                   ----              ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                   $     (440,668)   $     (101,870)        $     (65,184)    $     (86,930)
      Realized gains (losses)                             7,715,230         5,564,901               719,150           558,665
      Unrealized appreciation (depreciation)
         during the year                                 12,409,248         5,412,315               583,694           138,455
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   from operations                                       19,683,810        10,875,346             1,237,660           610,190
                                                     --------------    --------------         -------------     -------------
Contract transactions:
   Payments received from
      contract owners                                     1,218,963         1,085,755               140,734           252,815
   Transfers between Investment Options
      (including Guaranteed
      Interest Account), net                             (2,784,054)         (651,202)              636,478           251,525
   Transfers for contract
      benefits and terminations                         (11,372,832)      (12,207,223)           (1,698,419)         (695,432)
   Contract maintenance charges                             (68,987)          (64,708)               (9,630)           (6,221)
   Net change to contracts in payout period                  (1,336)             (450)                  225            (2,369)
                                                     --------------    --------------         -------------     -------------
Net increase (decrease) in net assets
   resulting from contract transactions                 (13,008,246)      (11,837,828)             (930,612)         (199,682)
                                                     --------------    --------------         -------------     -------------

      Total increase (decrease) in net assets             6,675,564          (962,482)              307,048           410,508

Net assets at beginning of period                        61,174,978        62,137,460             7,538,289         7,127,781
                                                     --------------    --------------         -------------     -------------
Net assets at end of period                          $   67,850,542    $   61,174,978         $   7,845,337     $   7,538,289
                                                     ==============    ==============         =============     =============

                        See Notes to Financial Statements

                       STATEMENTS OF CHANGES IN NET ASSETS
                FOR THE PERIODS ENDED DECEMBER 31, 2006 AND 2005
                                   (CONTINUED)

                                                                   WANGER U.S. SMALLER COMPANIES
                                                          ---------------------------------------------
                                                                    2006                  2005
                                                                    ----                  ----
Increase (decrease) in net assets from
   operations:
      Net investment income (loss)                            $     (791,272)        $   (1,164,319)
      Realized gains (losses)                                     16,184,217             14,555,834
      Unrealized appreciation (depreciation)
         during the year                                         (10,490,044)            (5,128,263)
                                                              --------------         --------------
Net increase (decrease) in net assets
   from operations                                                 4,902,901              8,263,252
                                                              --------------         --------------
Contract transactions:
   Payments received from
      contract owners                                              1,204,951              1,628,871
   Transfers between Investment Options
      (including Guaranteed Interest Account), net                (6,312,157)            (2,867,604)
   Transfers for contract
      benefits and terminations                                  (18,158,940)           (21,407,958)
   Contract maintenance charges                                      (79,902)              (105,150)
   Net change to contracts in payout period                            8,241                  7,956
                                                              --------------         --------------
Net increase (decrease) in net assets resulting
   from contract transactions                                    (23,337,807)           (22,743,885)
                                                              --------------         --------------

         Total increase (decrease) in net assets                 (18,434,906)           (14,480,633)

Net assets at beginning of period                                 88,820,410            103,301,043
                                                              --------------         --------------
Net assets at end of period                                   $   70,385,504         $   88,820,410
                                                              ==============         ==============

                        See Notes to Financial Statements

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION
The Phoenix Life Variable Accumulation Account (the "Separate Account"), is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly owned subsidiary of The Phoenix Companies, Inc. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Separate Account currently consists of 59 investment options that invest in shares of underlying funds. The underlying funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, DWS Investments VIT Funds (formerly Scudder Investments VIT Funds), Federated Insurance Series, Fidelity Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Lazard Retirement Series, Lord Abbett Series Fund, Inc., Neuberger Berman Advisors Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Rydex Variable Trust, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds").

The Separate Account invests in the following investment options:

      ------------------------------------------------------------------------
       AIM V.I. Capital Appreciation Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Core Equity Fund - Class I
      ------------------------------------------------------------------------
       AIM V.I. Mid Cap Core Equity Fund - Class I
      ------------------------------------------------------------------------
       Alger American Leveraged AllCap Portfolio - Class O
      ------------------------------------------------------------------------
       DWS Equity 500 Index Fund VIP - Class A
      ------------------------------------------------------------------------
       Federated Fund for U.S. Government Securities II
      ------------------------------------------------------------------------
       Federated High Income Bond Fund II - Primary Shares
      ------------------------------------------------------------------------
       Fidelity VIP Contrafund(R) Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Opportunities Portfolio - Service Class
      ------------------------------------------------------------------------
       Fidelity VIP Growth Portfolio - Service Class
      ------------------------------------------------------------------------
       Franklin Income Securities Fund - Class 2
      ------------------------------------------------------------------------
       Lazard Retirement Small Cap Portfolio - Service Shares
      ------------------------------------------------------------------------
       Lord Abbett Bond-Debenture Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Growth and Income Portfolio - Class VC
      ------------------------------------------------------------------------
       Lord Abbett Mid-Cap Value Portfolio - Class VC
      ------------------------------------------------------------------------
       Mutual Shares Securities Fund - Class 2 (included in Franklin Templeton Variable Insurance Product Trust funds)
      ------------------------------------------------------------------------
       Neuberger Berman AMT Fasciano Portfolio - Class S
      ------------------------------------------------------------------------
       Neuberger Berman AMT Guardian Portfolio - Class S
      ------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Global Securities Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Oppenheimer Main Street Small Cap Fund/VA - Service Shares
      ------------------------------------------------------------------------
       Phoenix Capital Growth Series
      ------------------------------------------------------------------------
       Phoenix Growth and Income Series
      ------------------------------------------------------------------------
       Phoenix Mid-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix Money Market Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Fixed Income Series
      ------------------------------------------------------------------------
       Phoenix Multi-Sector Short Term Bond Series
      ------------------------------------------------------------------------
       Phoenix Strategic Allocation Series
      ------------------------------------------------------------------------
       Phoenix-Aberdeen International Series
      ------------------------------------------------------------------------
       Phoenix-Alger Small-Cap Growth Series
      ------------------------------------------------------------------------
       Phoenix-Duff & Phelps Real Estate Securities Series
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Growth
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate
      ------------------------------------------------------------------------
       Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Mid-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Sanford Bernstein Small-Cap Value Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Comstock Series
      ------------------------------------------------------------------------
       Phoenix-Van Kampen Equity 500 Index Series
      ------------------------------------------------------------------------
       PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Real Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       PIMCO VIT Total Return Portfolio - Advisor Class
      ------------------------------------------------------------------------
       Rydex Variable Trust Inverse Government Long Bond Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Nova Fund
      ------------------------------------------------------------------------
       Rydex Variable Trust Sector Rotation Fund
      ------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION (CONTINUED)

      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Developing Markets Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Foreign Securities Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Global Asset Allocation Fund - Class 2
      ------------------------------------------------------------------------
       Templeton Global Income Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 1
      ------------------------------------------------------------------------
       Templeton Growth Securities Fund - Class 2
      ------------------------------------------------------------------------
       Van Kampen UIF Equity and Income Portfolio - Class II
      ------------------------------------------------------------------------
       Wanger International Select
      ------------------------------------------------------------------------
       Wanger International Small Cap
      ------------------------------------------------------------------------
       Wanger Select
      ------------------------------------------------------------------------
       Wanger U.S. Smaller Companies
      ------------------------------------------------------------------------

Additionally, policy owners may direct the allocation of their investments between the Separate Account and the Guaranteed Interest Account.

Comparative year information for the year ended December 31, 2004 and prior year financial highlight data (December 31, 2002 through December 31, 2004) have been reformatted to be consistent with the 2005 and 2006 disclosures.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies of the Separate Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

A. VALUATION OF INVESTMENTS: Investments are made exclusively in the Funds and are valued at the reported net asset values per share of the respective investment options.

B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of the identified cost of the share sold. Dividend income and gains from investments are recorded on the ex-distribution date.

C. INCOME TAXES: The Separate Account is not a separate entity from Phoenix, and under current federal income tax law, income arising from the Separate Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

E. DISTRIBUTIONS: Distributions from the Funds are recorded by each investment option on the ex-dividend date.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    AIM V.I. Capital Appreciation Fund - Class I                             $  1,490,091       $    755,065
    AIM V.I. Core Equity Fund - Class I                                         2,066,223            868,013
    AIM V.I. Mid Cap Core Equity Fund - Class I                                   356,943          5,355,442
    Alger American Leveraged AllCap Portfolio - Class O                           661,553          1,376,381
    DWS Equity 500 Index Fund VIP - Class A                                     4,226,743          5,437,656
    Federated Fund for U.S. Government Securities II                            6,213,106          5,597,771
    Federated High Income Bond Fund II - Primary Shares                         1,516,537          1,775,256
    Fidelity VIP Contrafund(R) Portfolio - Service Class                       11,700,578          7,897,120
    Fidelity VIP Growth Opportunities Portfolio - Service Class                 1,521,526            624,499
    Fidelity VIP Growth Portfolio - Service Class                                 384,585          2,061,220
    Franklin Income Securities Fund - Class 2                                   1,545,845            232,269
    Lazard Retirement Small Cap Portfolio - Service Shares                        590,002          5,487,360
    Lord Abbett Bond-Debenture Portfolio - Class VC                               909,625          3,805,491
    Lord Abbett Growth and Income Portfolio - Class VC                          3,726,111          3,092,357
    Lord Abbett Mid-Cap Value Portfolio - Class VC                                823,843          3,785,099
    Mutual Shares Securities Fund - Class 2                                     5,827,559          3,343,549
    Neuberger Berman AMT Fasciano Portfolio - S Class                              28,328                348
    Neuberger Berman AMT Guardian Portfolio - S Class                              12,028                153
    Oppenheimer Capital Appreciation Fund/VA - Service Shares                      20,398             12,980
    Oppenheimer Global Securities Fund/VA - Service Shares                        110,485                397
    Oppenheimer Main Street Small Cap Fund/VA - Service Shares                     24,230                 41
    Phoenix Capital Growth Series                                               9,311,013         51,195,390
    Phoenix Growth and Income Series                                            3,396,054          5,524,837
    Phoenix Mid-Cap Growth Series                                              11,683,185          4,178,448
    Phoenix Money Market Series                                                26,370,679         30,077,448
    Phoenix Multi-Sector Fixed Income Series                                    5,229,719         13,565,447
    Phoenix Multi-Sector Short Term Bond Series                                 1,288,507          1,024,463
    Phoenix Strategic Allocation Series                                        26,587,533         42,217,844
    Phoenix-Aberdeen International Series                                      15,843,842         14,406,544
    Phoenix-Alger Small-Cap Growth Series                                       5,076,293          4,280,317
    Phoenix-Duff & Phelps Real Estate Securities Series                         6,943,728          7,997,983
    Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth                318,470                670
    Phoenix-S&P Dynamic Asset Allocation Series: Growth                           223,211                166
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate                         519,112            107,952
    Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth                1,214,207             12,698
    Phoenix-Sanford Bernstein Mid-Cap Value Series                              6,013,667          7,166,390
    Phoenix-Sanford Bernstein Small-Cap Value Series                            3,503,012          3,843,086
    Phoenix-Van Kampen Comstock Series                                          3,380,191          3,875,449
    Phoenix-Van Kampen Equity 500 Index Series                                  7,273,666          5,001,862
    PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class               82,279              4,096
    PIMCO VIT Real Return Portfolio - Advisor Class                               135,888                438
    PIMCO VIT Total Return Portfolio - Advisor Class                              208,662             13,481
    Rydex Variable Trust Inverse Government Long Bond Fund                        157,859          1,085,809
    Rydex Variable Trust Nova Fund                                                 17,157             46,990
    Rydex Variable Trust Sector Rotation Fund                                     367,210            730,431
    Templeton Developing Markets Securities Fund - Class 1                        276,310            460,497
    Templeton Developing Markets Securities Fund - Class 2                        710,722          1,086,223
    Templeton Foreign Securities Fund - Class 1                                   740,484          3,937,045
    Templeton Foreign Securities Fund - Class 2                                   893,402          2,301,526
    Templeton Global Asset Allocation Fund - Class 1                            6,653,575          7,194,967
    Templeton Global Asset Allocation Fund - Class 2                              276,933            816,099
    Templeton Global Income Securities Fund - Class 1                             489,573          1,236,441
    Templeton Growth Securities Fund - Class 1                                  5,777,797         14,192,561
    Templeton Growth Securities Fund - Class 2                                  3,433,080          2,975,020

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF INVESTMENTS (CONTINUED)

INVESTMENT OPTION                                                             PURCHASES             SALES
-----------------                                                             ---------             -----
    Van Kampen UIF Equity and Income Portfolio - Class II                    $     92,417       $        183
    Wanger International Select                                                 2,710,437          2,165,037
    Wanger International Small Cap                                              4,408,785         17,859,800
    Wanger Select                                                               1,754,993          2,501,793
    Wanger U.S. Smaller Companies                                               5,564,662         26,962,657
                                                                             ------------       ------------
                                                                             $212,684,653       $331,556,555
                                                                             ============       ============

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING
The changes in units outstanding were as follows:

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I      1,469,865      (722,436)       747,429     1,359,774      (906,166)      453,608
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund - Class I               2,054,487      (857,145)     1,197,342             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity Fund - Class I         127,461    (4,621,371)    (4,493,910)      618,842      (472,326)      146,516
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap
   Portfolio - Class O                              904,824    (1,795,668)      (890,844)      962,335    (2,376,982)   (1,414,647)
-----------------------------------------------------------------------------------------------------------------------------------
DWS Equity 500 Index Fund VIP - Class A           3,457,002    (4,392,970)      (935,968)    2,600,210    (3,586,822)     (986,612)
-----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government
   Securities II                                  4,562,035    (4,343,221)       218,814     4,872,246    (6,511,250)   (1,639,004)
-----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond
   Fund II - Primary Shares                         817,802    (1,337,192)      (519,390)    2,445,765    (1,959,803)      485,962
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)
   Portfolio - Service Class                      7,207,740    (5,974,392)     1,233,348     9,800,257    (5,799,685)    4,000,572
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities
   Portfolio - Service Class                      1,682,886      (739,246)       943,640     1,177,263      (544,377)      632,886
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth
   Portfolio - Service Class                        509,628    (2,804,862)    (2,295,234)    1,200,128    (3,831,002)   (2,630,874)
-----------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund - Class 2         1,452,223      (214,570)     1,237,653             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Lazard Retirement Small Cap
   Portfolio - Service Shares                       117,758    (4,540,649)    (4,422,891)    5,019,112      (150,659)    4,868,453
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture
   Portfolio - Class VC                             682,057    (3,478,953)    (2,796,896)    6,236,639      (419,803)    5,816,836
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income
   Portfolio - Class VC                           2,861,196    (2,613,192)       248,004    10,330,562      (943,753)    9,386,809
-----------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value
   Portfolio - Class VC                             489,618    (3,311,217)    (2,821,599)    6,643,607      (853,476)    5,790,131
-----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund - Class 2           3,268,483    (1,876,181)     1,392,302     2,311,625    (1,344,740)      966,885
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Fasciano
   Portfolio - S Class                               29,834          (274)        29,560             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian
   Portfolio - S Class                               12,009          (121)        11,888             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation
   Fund/VA - Service Shares                          19,665       (12,554)         7,111             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities
   Fund/VA - Service Shares                         107,140          (230)       106,910             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap
   Fund/VA - Service Shares                          24,350            (3)        24,347             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Capital Growth Series                     3,811,109    (8,829,211)    (5,018,102)      875,459   (15,790,248)   14,914,789)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Growth and Income Series                  2,557,664    (4,148,366)    (1,590,702)    3,651,238   (12,591,577)   (8,940,339)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Mid-Cap Growth Series                     8,986,481    (3,174,633)     5,811,848       573,223    (3,026,294)   (2,453,071)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Money Market Series                      11,801,794   (15,302,370)    (3,500,576)   14,082,866   (10,483,007)    3,599,859
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Fixed Income Series          1,125,815    (3,014,886)    (1,889,071)    1,338,421    (3,924,748)   (2,586,327)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Multi-Sector Short Term Bond Series       1,047,768      (911,655)       136,113     1,831,458      (566,887)    1,264,571
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix Strategic Allocation Series                 411,144    (7,153,309)    (6,742,165)      761,410    (8,481,875)   (7,720,465)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series             6,787,921    (5,065,756)     1,722,165     1,202,369    (9,586,429)   (8,384,060)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alger Small-Cap Growth Series             2,560,270    (2,164,395)       395,875       271,250      (386,421)     (115,171)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate
   Securities Series                              1,015,827    (1,687,590)      (671,763)    1,536,526    (1,706,487)     (169,961)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Aggressive Growth                        107,371             -        107,371             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Growth                                    20,448           (35)        20,413             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate                                 313,423      (105,793)       207,630             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-S&P Dynamic Asset Allocation
   Series: Moderate Growth                          998,123        (5,623)       992,500             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap
   Value Series                                   1,933,645    (3,799,013)    (1,865,368)    2,629,072    (3,436,591)     (807,519)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap
   Value Series                                     928,495    (1,804,722)      (876,227)    1,803,450    (1,747,942)       55,508
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Comstock Series                  565,438    (2,365,888)    (1,800,450)      780,634    (4,112,995)   (3,332,361)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Van Kampen Equity 500 Index Series        5,632,079    (4,145,677)     1,486,402     1,278,119    (5,401,210)   (4,123,091)
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT CommodityRealReturn Strategy
   Portfolio - Advisor Class                         78,288        (4,279)        74,009             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return
   Portfolio - Advisor Class                        129,022          (238)       128,784             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return
   Portfolio - Advisor Class                        203,484       (13,003)       190,481             -             -             -
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Inverse
   Government Long Bond Fund                        131,521    (1,159,915)    (1,028,394)      278,096      (304,058)      (25,962)
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       11,310       (31,036)       (19,726)        8,852          (502)        8,350
-----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund           213,358      (481,368)      (268,010)      473,662      (106,330)      367,332
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 1                        201,445      (350,229)      (148,784)      165,804      (298,693)     (132,889)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets
   Securities Fund - Class 2                        520,833      (796,505)      (275,672)       16,666      (343,219)     (326,553)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 1         124,373    (1,151,005)    (1,026,632)       55,830    (1,347,857)   (1,292,027)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund - Class 2         515,697    (1,454,300)      (938,603)    1,146,552    (1,289,102)     (142,550)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--CHANGES IN UNITS OUTSTANDING (CONTINUED)

                                                 ==================================================================================
                                                 For period ended December 31, 2006         For period ended December 31, 2005

                                                    UNITS         UNITS       NET INCREASE     UNITS        UNITS      NET INCREASE
                                                    -----         -----       ------------     -----        -----      ------------
INVESTMENT OPTION                                  ISSUED       REDEEMED       (DECREASE)     ISSUED       REDEEMED     (DECREASE)
-----------------                                  ------       --------       ----------     ------       --------     ----------
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 1                                  241,077    (1,445,775)     (1,204,698)     102,257    (1,088,646)      (986,389)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Asset Allocation
   Fund - Class 2                                   11,114      (425,298)       (414,184)      46,155      (360,539)      (314,384)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income Securities
   Fund - Class 1                                  119,004      (407,478)       (288,474)     157,206      (179,895)       (22,689)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 1                                  227,136    (2,546,586)     (2,319,450)     315,179    (3,262,167)    (2,946,988)
-----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities
   Fund - Class 2                                1,778,548    (1,591,495)        187,053    1,338,824    (1,660,382)      (321,558)
-----------------------------------------------------------------------------------------------------------------------------------
Van Kampen UIF Equity and Income
   Portfolio - Class II                             92,084            (5)         92,079            -             -              -
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                      1,212,618      (912,105)        300,513      822,303      (686,441)       135,862
-----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                     910,002    (3,506,283)     (2,596,281)   1,190,937    (3,972,067)    (2,781,130)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                      628,113    (1,016,602)       (388,489)     503,751      (584,774)       (81,023)
-----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                      766,893    (7,107,805)     (6,340,912)   1,368,068    (7,428,985)    (6,060,917)
-----------------------------------------------------------------------------------------------------------------------------------

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2006, 2005, 2004, 2003 and 2002 follows:

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund - Class I
     2006       3,554      0.98     to      1.18       3,772          0.06%      0.90%   to      1.80%     (2.35%)  to      5.35%
     2005       2,807      0.94     to      1.13       2,824          0.07%      0.90%   to      1.80%     (0.93%)  to      7.86%
     2004       2,353      0.87     to      1.05       2,181              -      0.90%   to      1.80%      4.71%   to      5.67%
     2003       1,812      0.83     to      0.99       1,568              -      0.90%   to      1.80%      1.40%   to     33.13%
     2002         787      0.65     to      0.77         523              -      0.90%   to      1.80%    (25.42%)  to      0.76%
AIM V.I. Core Equity Fund - Class I
     2006(14)   1,197      1.08     to      1.09       1,301          0.75%      0.90%   to      1.80%      7.84%   to      8.50%
     2005           -         -     to         -           -              -          -   to          -          -   to          -
     2004           -         -     to         -           -              -          -   to          -          -   to          -
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
AIM V.I. Mid Cap Core Equity Fund - Class I
     2006       1,641      1.17     to      1.20       1,946          0.32%      0.90%   to      1.80%      4.61%   to     10.24%
     2005       6,135      1.07     to      1.08       6,626          0.53%      0.90%   to      1.80%      5.69%   to      6.65%
     2004(9)    5,988      1.02     to      1.02       6,087          2.30%      0.90%   to      1.80%      1.84%   to      1.91%
     2003           -         -     to         -           -              -          -   to          -          -   to          -
     2002           -         -     to         -           -              -          -   to          -          -   to          -
Alger American Leveraged AllCap Portfolio - Class O
     2006       4,326      0.77     to      1.52       3,714              -      0.90%   to      1.80%     17.13%   to     18.19%
     2005       5,217      0.65     to      1.30       3,790              -      0.90%   to      1.80%     12.39%   to     13.42%
     2004       6,658      0.58     to      1.15       4,213              -      0.90%   to      1.80%      1.32%   to      7.21%
     2003       8,370      0.54     to      0.94       4,868              -      0.90%   to      1.80%      8.23%   to     33.51%
     2002       6,412      0.40     to      0.70       2,802          0.01%      0.90%   to     1.650%    (34.82%)  to    (13.02%)
DWS Equity 500 Index Fund VIP - Class A
     2006       6,435      1.19     to      1.35       8,407          1.12%      0.90%   to      1.80%      8.46%   to     14.49%
     2005       7,371      1.04     to      1.18       8,489          1.52%      0.90%   to      1.80%     (0.77%)  to      3.74%
     2004       8,357      1.07     to      1.14       9,335          1.06%      0.90%   to      1.80%      8.60%   to      9.60%
     2003       7,498      0.98     to      1.04       7,699          1.07%      0.90%   to      1.80%      6.19%   to     27.00%
     2002       3,744      0.78     to      0.82       3,047          3.21%      0.90%   to      1.80%    (24.72%)  to      3.75%
Federated Fund for U.S. Government Securities II
     2006      16,024      1.02     to      1.36      19,760          3.99%      0.50%   to      1.80%      0.02%   to      3.20%
     2005      15,806      1.00     to      1.32      19,120          3.99%      0.50%   to      1.80%     (0.01%)  to      1.52%
     2004      17,445      1.08     to      1.31      21,036          4.48%      0.50%   to      1.80%      1.75%   to      3.09%
     2003      19,082      1.04     to      1.28      22,848          3.86%      0.50%   to      1.80%     (0.03%)  to      1.44%
     2002      24,070      1.06     to      1.26      29,241          2.51%      0.90%   to      1.80%      2.47%   to      8.07%
Federated High Income Bond Fund II - Primary Shares
     2006       4,086      1.31     to      1.47       5,541          8.56%      0.90%   to      1.80%      8.82%   to      9.81%
     2005       4,605      1.20     to      1.34       5,707          7.39%      0.90%   to      1.80%      0.82%   to      1.74%
     2004       4,119      1.19     to      1.32       5,048          9.62%      0.90%   to      1.80%      8.47%   to      9.47%
     2003       7,378      1.09     to      1.21       8,317          6.15%      0.90%   to      1.80%     20.02%   to     21.12%
     2002       4,412      0.90     to      1.00       7,015         11.59%      0.90%   to     1.800%     (1.83%)  to      2.99%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio - Service Class
     2006      21,842      1.24     to      1.65      29,531         1.11%       0.90%   to      1.80%      7.61%   to     10.59%
     2005      20,609      1.19     to      1.49      25,307         0.17%       0.90%   to      1.80%     14.75%   to     15.80%
     2004      16,608      1.03     to      1.29      18,099         0.22%       0.90%   to      1.80%     11.45%   to     14.30%
     2003      11,677      0.91     to      1.13      10,797         0.32%       0.90%   to      1.80%     26.04%   to     27.20%
     2002       9,515      0.72     to      0.90       6,870         0.46%       0.90%   to     1.800%    (10.67%)  to     (0.63%)
Fidelity VIP Growth Opportunities Portfolio - Service Class
     2006       3,078      0.82     to      1.30       2,941         0.50%       0.90%   to      1.80%      3.41%   to     13.37%
     2005       2,134      0.79     to      1.15       1,881         0.70%       0.90%   to      1.80%     (1.09%)  to      7.89%
     2004       1,501      0.73     to      1.07       1,174         0.54%       0.90%   to      1.80%     (0.92%)  to      6.10%
     2003       1,857      0.70     to      1.01       1,499         0.53%       0.90%   to      1.80%     10.07%   to     30.86%
     2002       1,429      0.54     to      0.79         804         0.79%       0.90%   to      1.40%    (23.01%)  to     (1.79%)
Fidelity VIP Growth Portfolio - Service Class
     2006       5,538      0.70     to      1.05       4,340         0.31%       0.90%   to      1.80%      4.82%   to      5.77%
     2005       7,833      0.66     to      1.00       5,722         0.42%       0.90%   to      1.80%      3.78%   to      4.73%
     2004      10,464      0.63     to      0.95       7,157         0.16%       0.90%   to      1.80%      1.40%   to      2.33%
     2003      10,105      0.62     to      0.93       6,636         0.18%       0.90%   to      1.80%      1.62%   to     31.59%
     2002       9,253      0.47     to      0.71       4,493         0.11%       0.90%   to      1.80%    (31.18%)  to     (0.97%)
Franklin Income Securities Fund - Class 2
     2006(16)   1,238      1.04     to      1.11       1,361         0.20%       0.90%   to      1.80%     (0.12%)  to     12.16%
     2005           -         -     to         -           -             -           -   to          -          -   to          -
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lazard Retirement Small Cap Portfolio - Service Shares
     2006         446      1.24     to      1.26         558             -       1.00%   to      1.80%     12.63%   to     14.91%
     2005(11)   4,868      1.09     to      1.09       5,321             -       1.00%   to      1.80%      9.31%   to     11.83%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Bond-Debenture Portfolio - Class VC
     2006       3,020      1.09     to      1.11       3,328         3.40%       0.90%   to      1.80%      7.37%   to      8.35%
     2005(11)   5,817      1.02     to      1.02       5,941         7.84%       0.90%   to      1.80%      2.16%   to      4.69%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -
Lord Abbett Growth and Income Portfolio - Class VC
     2006       9,635      1.20     to      1.22      11,691         1.26%       0.90%   to      1.80%     14.08%   to     16.22%
     2005(11)   9,387      1.04     to      1.05       9,841         1.67%       0.90%   to      1.80%     (0.69%)  to      8.58%
     2004           -         -     to         -           -             -           -   to          -          -   to          -
     2003           -         -     to         -           -             -           -   to          -          -   to          -
     2002           -         -     to         -           -             -           -   to          -          -   to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio - Class VC
     2006      2,969       1.19     to      1.21       3,559         0.33%       0.90%   to     1.80%      9.55%    to    11.22%
     2005(10)  5,790       1.08     to      1.09       6,265         0.69%       0.90%   to     1.80%      8.22%    to    13.50%
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Mutual Shares Securities Fund - Class 2
     2006      8,278       1.25     to      1.96      14,879         1.25%       0.90%   to     1.80%      3.31%    to    17.32%
     2005      6,886       1.29     to      1.68      10,855         0.88%       0.90%   to     1.80%      8.57%    to     9.56%
     2004      5,919       1.19     to      1.54       8,492         0.76%       0.90%   to     1.80%      8.77%    to    11.62%
     2003      5,592       1.07     to      1.38       7,282         1.04%       0.90%   to     1.80%     22.90%    to    24.02%
     2002      5,282       0.87     to      1.12       5,692         0.96%       0.90%   to     1.80%    (15.90%)   to    (0.26%)
Neuberger Berman AMT Fasciano Portfolio - S Class
     2006(21)     30       0.96     to      0.96          28             -       1.25%   to     1.65%      3.85%    to     6.74%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Neuberger Berman AMT Guardian Portfolio - S Class
     2006(19)     12       1.06     to      1.06          13         0.45%       1.10%   to     1.25%      1.81%    to    15.16%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Capital Appreciation Fund/VA - Service Shares
     2006(24)      7       1.01     to      1.01           7             -       1.25%   to     1.80%     (1.84%)   to     0.24%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Global Securities Fund/VA - Service Shares
     2006(16)    107       1.06     to      1.06         113             -       1.10%   to     1.80%     (0.25%)   to    17.36%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -
Oppenheimer Main Street Small Cap Fund/VA - Service Shares
     2006(20)     24       0.99     to      1.04          25             -       1.10%   to     1.80%      0.39%    to    11.15%
     2005          -          -     to         -           -             -           -   to         -          -    to         -
     2004          -          -     to         -           -             -           -   to         -          -    to         -
     2003          -          -     to         -           -             -           -   to         -          -    to         -
     2002          -          -     to         -           -             -           -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix Capital Growth Series
     2006      25,555      0.64     to      9.79      147,167        0.18%       0.90%   to     1.80%     (0.44%)   to     2.29%
     2005      30,573      0.63     to      9.58      185,518        0.06%       0.90%   to     1.80%     (4.41%)   to     2.78%
     2004      45,488      0.61     to      9.33      241,380        0.80%       0.90%   to     1.80%      3.08%    to     4.03%
     2003      55,308      0.59     to      8.98      282,819        0.10%       0.90%   to     1.80%      9.56%    to    25.35%
     2002      62,992      0.47     to      7.17      271,408            -       0.90%   to     1.80%    (25.86%)   to    (0.10%)
Phoenix Growth and Income Series
     2006      12,710      1.12     to      1.48       17,350        1.10%       0.90%   to     1.80%     15.08%    to    16.13%
     2005      14,300      0.97     to      1.28       17,067        0.93%       0.90%   to     1.80%     (0.77%)   to     3.86%
     2004      23,241      0.93     to      1.23       27,258        1.32%       0.90%   to     1.80%      8.49%    to     9.48%
     2003      18,931      0.85     to      1.13       20,410        1.14%       0.90%   to     1.80%      1.75%    to    26.32%
     2002      21,648      0.67     to      0.89       18,605        0.75%       0.90%   to     1.80%    (23.60%)   to    (2.31%)
Phoenix Mid-Cap Growth Series
     2006      12,170      0.74     to      1.36       15,477            -       0.90%   to     1.80%      2.26%    to     3.20%
     2005       6,358      0.72     to      1.32        7,747            -       0.90%   to     1.80%      2.31%    to     3.24%
     2004       8,811      0.70     to      1.29       10,607            -       0.90%   to     1.80%      4.80%    to     5.76%
     2003      10,964      0.66     to      1.22       12,681            -       0.90%   to     1.80%     26.52%    to    27.68%
     2002      12,955      0.52     to      0.96       11,874            -       0.90%   to     1.80%    (33.45%)   to    (0.02%)
Phoenix Money Market Series
     2006      12,527      1.01     to      2.71       23,737        4.30%       0.90%   to     2.25%      0.02%    to     3.48%
     2005      16,027      0.97     to      2.62       27,445        2.52%       0.90%   to     2.25%      0.01%    to     1.66%
     2004      12,427      0.97     to      2.58       26,221        0.77%       0.90%   to     1.80%     (1.02%)   to    (0.11%)
     2003      17,498      0.98     to      2.58       37,311        0.71%       0.90%   to     1.80%     (1.13%)   to    (0.22%)
     2002      29,458      1.00     to      2.59       63,742        1.41%       0.90%   to     1.80%     (0.28%)   to     0.51%
Phoenix Multi-Sector Fixed Income Series
     2006      10,923      1.06     to      6.32       38,960        5.01%       0.90%   to     1.80%      2.53%    to     5.89%
     2005      12,812      1.01     to      5.97       46,692        4.71%       0.90%   to     1.80%     (0.04%)   to     0.87%
     2004      15,399      1.27     to      5.93       58,192        6.09%       0.90%   to     1.80%      4.91%    to     5.88%
     2003      15,681      1.21     to      5.61       61,686        6.64%       0.90%   to     1.80%      4.85%    to    13.54%
     2002      16,887      1.07     to      4.94       64,044        7.04%       0.90%   to     1.80%      5.68%    to     9.01%
Phoenix Multi-Sector Short Term Bond Series
     2006       3,386      1.09     to      1.13        3,709        4.69%       0.90%   to     1.80%      3.82%    to     4.77%
     2005       3,250      1.04     to      1.07        3,411        3.87%       0.90%   to     1.80%     (0.46%)   to     0.45%
     2004       1,985      1.04     to      1.07        2,087        3.97%       0.90%   to     1.80%      3.02%    to     5.87%
     2003(6)    1,939      1.02     to      1.02        1,981        4.98%       0.90%   to     1.80%      1.81%    to     4.48%
     2002           -         -     to         -            -            -           -   to         -          -    to         -
Phoenix Strategic Allocation Series
     2006      27,110      1.22     to      7.47      164,152        2.54%       0.90%   to     1.80%     10.67%    to    11.68%
     2005      33,852      1.10     to      6.70      183,939        2.29%       0.90%   to     1.80%     (0.04%)   to     0.88%
     2004      41,573      1.10     to      6.65      223,476        2.56%       0.90%   to     1.80%      5.53%    to     6.49%
     2003      48,978      1.03     to      6.25      252,871        2.63%       0.90%   to     1.80%      0.85%    to    18.79%
     2002      56,431      0.88     to      5.26      251,882        2.77%       0.90%   to     1.80%    (12.82%)   to    (6.27%)

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Aberdeen International Series
     2006      22,830      1.47     to      3.56      65,471         2.17%       0.90%   to      1.80%     6.43%    to     26.23%
     2005      21,108      1.17     to      2.82      51,693         3.63%       0.90%   to      1.80%    16.44%    to     17.51%
     2004      29,492      0.99     to      2.40      62,541         2.81%       0.90%   to      1.80%    18.61%    to     19.70%
     2003      30,404      0.83     to      2.01      54,069         1.92%       0.90%   to      1.80%    23.54%    to     30.68%
     2002      33,446      0.63     to      1.54      46,449         1.01%       0.90%   to     1.375%   (15.98%)   to    (15.57%)
Phoenix-Alger Small-Cap Growth Series
     2006       2,623      2.02     to      2.10       5,411         0.01%       0.90%   to      1.80%     9.50%    to     18.26%
     2005       2,228      1.72     to      1.77       3,898             -       1.00%   to      1.80%    13.57%    to     14.49%
     2004       2,343      1.51     to      1.54       3,590             -       1.00%   to      1.80%   (10.23%)   to      1.10%
     2003       2,422      1.51     to      1.53       3,679             -       1.00%   to      1.80%    22.75%    to     61.19%
     2002(4)    1,542      1.00     to      1.00       1,547             -       1.10%   to      1.25%    (1.94%)   to      0.36%
Phoenix-Duff & Phelps Real Estate Securities Series
     2006       5,529      1.48     to      6.38      28,513         1.27%       0.90%   to      1.80%     9.94%    to     35.84%
     2005       6,201      1.10     to      4.70      23,690         1.73%       0.90%   to      1.80%    (0.52%)   to     14.06%
     2004       6,371      1.96     to      4.12      22,487         2.46%       0.90%   to      1.80%    32.27%    to     33.48%
     2003       6,545      1.47     to      3.09      18,287         3.43%       0.90%   to      1.80%    35.78%    to     37.02%
     2002       7,377      1.08     to      2.26      15,556         3.91%       0.90%   to      1.80%    (3.16%)   to     11.07%
Phoenix-S&P Dynamic Asset Allocation Series: Aggressive Growth
     2006(13)     107      1.11     to      1.11         344         1.62%       1.80%   to      1.80%     6.72%    to      6.72%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Growth
     2006(15)      20      1.04     to      1.09         242         1.64%       1.10%   to     1.375%     0.57%    to     10.13%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate
     2006(17)     208      1.03     to      1.04         426         4.08%       1.10%   to      1.60%     1.62%    to      5.93%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -
Phoenix-S&P Dynamic Asset Allocation Series: Moderate Growth
     2006(12)     993      1.04     to      1.08       1,282         2.95%       1.10%   to      1.65%     2.61%    to     11.10%
     2005           -         -     to         -           -             -           -   to          -         -    to          -
     2004           -         -     to         -           -             -           -   to          -         -    to          -
     2003           -         -     to         -           -             -           -   to          -         -    to          -
     2002           -         -     to         -           -             -           -   to          -         -    to          -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                      Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series
     2006      10,488      1.20     to      2.30      20,386          0.40%      0.90%   to     1.80%      8.53%    to    13.88%
     2005      12,353      1.06     to      2.02      21,290          0.11%      0.90%   to     1.80%     (0.59%)   to     6.76%
     2004      13,161      1.41     to      1.89      21,232          0.18%      0.90%   to     1.80%     18.24%    to    19.32%
     2003      12,596      1.19     to      1.59      17,252          0.19%      0.90%   to     1.80%     38.44%    to    39.71%
     2002      14,742      0.85     to      1.13      14,553          0.87%      0.90%   to     1.80%    (15.23%)   to     0.11%
Phoenix-Sanford Bernstein Small-Cap Value Series
     2006       5,152      1.23     to      2.31      11,213          0.20%      0.90%   to     1.80%      7.66%    to    15.70%
     2005       6,028      1.57     to      2.00      11,483              -      0.90%   to     1.80%      5.53%    to     6.50%
     2004       5,973      1.48     to      1.89      10,772              -      0.90%   to     1.80%     15.78%    to    21.57%
     2003       6,183      1.22     to      1.56       9,327              -      0.90%   to     1.80%     41.28%    to    42.57%
     2002       7,147      0.86     to      1.10       7,686          0.45%      0.90%   to    1.800%    (20.90%)   to    (9.36%)
Phoenix-Van Kampen Comstock Series
     2006       8,585      1.10     to      1.86      13,965          1.63%      0.90%   to     1.80%      6.91%    to    19.82%
     2005      10,385      0.92     to      1.56      14,270          1.12%      0.90%   to     1.80%      3.54%    to     4.48%
     2004      13,718      0.89     to      1.50      18,379          0.90%      0.90%   to     1.80%     10.88%    to    11.90%
     2003      13,253      0.79     to      1.34      16,194          0.94%      0.90%   to     1.80%     21.65%    to    22.76%
     2002      15,551      0.65     to      1.10      15,961          0.88%      0.90%   to     1.80%    (23.03%)   to    11.98%
Phoenix-Van Kampen Equity 500 Index Series
     2006      17,343      0.98     to      1.44      20,933          1.32%      0.90%   to     2.25%     11.65%    to    13.19%
     2005      15,857      0.87     to      1.27      16,669          1.19%      0.90%   to     2.25%      1.36%    to     2.76%
     2004      19,980      0.85     to      1.24      20,919          1.41%      0.90%   to     2.25%      6.68%    to     8.85%
     2003      22,049      0.78     to      1.15      21,846          1.13%      0.90%   to     2.25%     23.39%    to    25.09%
     2002      21,356      0.63     to      0.92      17,719          0.91%      0.90%   to     2.25%    (25.40%)   to    (0.42%)
PIMCO VIT CommodityRealReturn Strategy Portfolio - Advisor Class
     2006(16)      74      0.95     to      1.00          73         37.52%      0.90%   to     1.80%     (6.82%)   to    (2.41%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Real Return Portfolio - Advisor Class
     2006(22)     129      1.00     to      1.02         129          4.99%      1.00%   to     1.25%     (2.32%)   to    (1.27%)
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -
PIMCO VIT Total Return Portfolio - Advisor Class
     2006(18)     190      1.01     to      1.03         193          4.56%      1.00%   to     1.25%     (0.93%)   to     3.73%
     2005           -         -     to         -           -              -          -   to         -          -    to         -
     2004           -         -     to         -           -              -          -   to         -          -    to         -
     2003           -         -     to         -           -              -          -   to         -          -    to         -
     2002           -         -     to         -           -              -          -   to         -          -    to         -

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Rydex Variable Trust Inverse Government Long Bond Fund
     2006         967      0.91     to      0.93         884         2.54%        1.10%  to      1.80%     6.17%    to      6.92%
     2005       1,996      0.86     to      0.87       1,712             -        1.10%  to      1.80%    (6.94%)   to     (5.51%)
     2004       2,022      0.92     to      0.93       1,862             -        1.25%  to      1.80%   (12.27%)   to    (11.78%)
     2003(7)    1,014      1.05     to      1.05       1,063             -        1.25%  to      1.80%    (7.66%)   to      3.77%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Nova Fund
     2006          35      1.63     to      1.67          57         0.90%        1.10%  to      1.80%     6.15%    to     17.97%
     2005          55      1.39     to      1.42          76         0.33%        1.10%  to      1.80%     2.10%    to      6.34%
     2004          46      1.36     to      1.37          63         0.06%        1.65%  to      1.80%    10.61%    to     12.56%
     2003(8)        3      1.21     to      1.21           3             -        1.80%  to      1.80%    10.71%    to     10.71%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Rydex Variable Trust Sector Rotation Fund
     2006         532      1.53     to      1.58         828             -        0.90%  to      1.80%     9.39%    to     10.39%
     2005         800      1.40     to      1.43       1,131             -        0.90%  to      1.80%     2.97%    to     13.65%
     2004         433      1.25     to      1.27         545             -        1.00%  to      1.80%     8.72%    to     11.33%
     2003(5)      645      1.15     to      1.15         743             -        1.00%  to      1.80%     0.92%    to     15.29%
     2002           -         -     to         -           -             -            -  to          -         -    to          -
Templeton Developing Markets Securities Fund - Class 1
     2006         687      1.50     to      1.50       1,027         1.21%       1.375%  to     1.375%    26.67%    to     26.67%
     2005         836      1.18     to      1.18         987         1.45%       1.375%  to     1.375%    26.01%    to     26.01%
     2004         969      0.94     to      0.94         907         1.93%       1.375%  to     1.375%    23.12%    to     23.12%
     2003         958      0.76     to      0.76         729         1.28%       1.375%  to     1.375%    51.63%    to     51.63%
     2002         967      0.50     to      0.50         485         1.57%       1.375%  to     1.375%    (1.34%)   to     (1.34%)
Templeton Developing Markets Securities Fund - Class 2
     2006       1,352      1.06     to      3.15       2,034         1.14%        0.90%  to     1.800%     8.00%    to     26.94%
     2005       1,627      1.11     to      2.49       1,955         1.29%        0.90%  to     1.375%    25.68%    to     26.28%
     2004       1,954      0.88     to      1.98       1,841         1.84%        0.90%  to     1.375%    23.00%    to     23.59%
     2003       2,300      0.71     to      1.61       1,744         1.22%        0.90%  to     1.375%    50.89%    to     51.62%
     2002       2,791      0.47     to      1.07       1,391         1.40%        0.90%  to     1.375%    (1.52%)   to     (1.05%)
Templeton Foreign Securities Fund - Class 1
     2006       7,523      3.48     to      3.48      26,194         1.40%       1.375%  to     1.375%    20.03%    to     20.03%
     2005       8,549      2.90     to      2.90      24,800         1.31%       1.375%  to     1.375%     8.96%    to      8.96%
     2004       9,841      2.66     to      2.66      26,200         1.15%       1.375%  to     1.375%    17.24%    to     17.24%
     2003      11,447      2.27     to      2.27      25,994         1.95%       1.375%  to     1.375%    30.73%    to     30.73%
     2002      14,467      1.74     to      1.74      25,130         1.76%       1.375%  to     1.375%   (19.53%)   to    (19.53%)
Templeton Foreign Securities Fund - Class 2
     2006       4,538      1.36     to      1.81       7,788         1.25%        0.90%  to      1.80%    19.27%    to     20.36%
     2005       5,477      1.14     to      1.51       7,805         1.18%        0.90%  to      1.80%     8.19%    to      9.18%
     2004       5,619      1.05     to      1.39       7,374         1.09%        0.90%  to      1.80%    16.40%    to     17.46%
     2003       6,569      0.89     to      1.18       7,460         1.75%        0.90%  to      1.80%    29.84%    to     31.02%
     2002       6,889      0.68     to      0.91       6,021         1.59%        0.90%  to      1.80%   (23.00%)   to      0.74%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Templeton Global Asset Allocation Fund - Class 1
     2006       8,239      5.09     to      5.09      41,943          7.29%      1.375%  to     1.375%    19.73%    to     19.73%
     2005       9,444      4.25     to      4.25      40,153          3.93%      1.375%  to     1.375%     2.43%    to      2.43%
     2004      10,430      4.15     to      4.15      43,296          2.98%      1.375%  to     1.375%    14.34%    to     14.34%
     2003      12,143      3.63     to      3.63      44,085          2.80%      1.375%  to     1.375%    30.49%    to     30.49%
     2002      14,059      2.78     to      2.78      39,114          1.92%      1.375%  to     1.375%    (5.48%)   to     (5.48%)
Templeton Global Asset Allocation Fund - Class 2
     2006         974      1.59     to      2.06       1,964          6.60%       0.90%  to     1.375%    19.45%    to     20.03%
     2005       1,388      1.32     to      1.72       2,354          3.69%       0.90%  to     1.375%     2.13%    to      2.63%
     2004       1,703      1.29     to      1.69       2,819          2.85%       0.90%  to     1.375%    14.13%    to     14.68%
     2003       2,259      1.12     to      1.48       3,282          2.60%       0.90%  to     1.375%    30.14%    to     30.77%
     2002       2,688      0.86     to      1.13       2,995          1.77%       0.90%  to     1.375%    (5.70%)   to     (5.25%)
Templeton Global Income Securities Fund - Class 1
     2006       1,505      3.06     to      3.06       4,613          3.10%      1.375%  to     1.375%    11.59%    to     11.59%
     2005       1,794      2.75     to      2.75       4,926          6.27%      1.375%  to     1.375%    (4.24%)   to     (4.24%)
     2004       1,816      2.87     to      2.87       5,209         11.48%      1.375%  to     1.375%    13.51%    to     13.51%
     2003       2,066      2.53     to      2.53       5,221          7.82%      1.375%  to     1.375%    21.03%    to     21.03%
     2002       2,184      2.09     to      2.09       4,560          1.14%      1.375%  to     1.375%    19.77%    to     19.77%
Templeton Growth Securities Fund - Class 1
     2006      16,670      5.65     to      5.65      94,231          1.48%      1.375%  to     1.375%    20.53%    to     20.53%
     2005      18,989      4.69     to      4.69      89,055          1.23%      1.375%  to     1.375%     7.56%    to      7.56%
     2004      21,936      4.36     to      4.36      95,644          1.27%      1.375%  to     1.375%    14.65%    to     14.65%
     2003      24,992      3.80     to      3.80      95,043          1.68%      1.375%  to     1.375%    30.80%    to     30.80%
     2002      29,377      2.91     to      2.91      85,413          2.37%      1.375%  to     1.375%   (19.44%)   to    (19.44%)
Templeton Growth Securities Fund - Class 2
     2006       6,639      1.30     to      2.22      13,247          1.26%       0.90%  to      1.80%     4.03%    to     20.72%
     2005       6,452      1.27     to      1.84      11,040          1.13%       0.90%  to      1.80%     6.91%    to      7.89%
     2004       6,773      1.18     to      1.70      10,850          1.20%       0.90%  to      1.80%    10.17%    to     14.98%
     2003       6,621      1.03     to      1.48       9,362          1.54%       0.90%  to      1.80%    20.24%    to     30.95%
     2002       6,439      0.79     to      1.13       7,078          2.27%       0.90%  to     1.800%   (22.75%)   to    (15.74%)
Van Kampen UIF Equity and Income Portfolio - Class II
     2006(23)      92      1.03     to      1.03          95              -       1.25%  to      1.25%     2.99%    to      2.99%
     2005           -         -     to         -           -              -           -  to          -         -    to          -
     2004           -         -     to         -           -              -           -  to          -         -    to          -
     2003           -         -     to         -           -              -           -  to          -         -    to          -
     2002           -         -     to         -           -              -           -  to          -         -    to          -
Wanger International Select
     2006       3,234      1.62     to      2.84       8,628          0.26%       0.90%  to      1.80%    33.56%    to     34.78%
     2005       2,933      1.20     to      2.12       5,880          1.98%       0.90%  to      1.80%     9.93%    to     15.38%
     2004       2,798      1.04     to      1.84       4,901          0.31%       0.90%  to      1.80%    22.10%    to     23.22%
     2003       2,641      0.85     to      1.50       3,837          0.30%       0.90%  to      1.80%    38.70%    to     39.97%
     2002       2,556      0.61     to      1.08       2,676              -       0.90%  to     1.800%   (16.46%)   to      2.51%

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--FINANCIAL HIGHLIGHTS (CONTINUED)

                              At December 31,                                       For the periods ended December 31,
            -------------------------------------------------   ------------------------------------------------------------------
                                    Unit               Net        Investment          Expense                     Total
                Units              Value              Assets        Income            Ratio(2)                   Return(3)
               (000's)      (Lowest to Highest)       (000's)      Ratio(1)     (Lowest to Highest)         (Lowest to Highest)
            -------------------------------------------------   ------------------------------------------------------------------
Wanger International Small Cap
     2006      12,024      1.58     to      6.31       67,851        0.57%       0.90%   to     1.80%     34.70%    to     35.93%
     2005      14,620      1.17     to      4.66       61,175        1.09%       0.90%   to     1.80%      0.65%    to     20.44%
     2004      17,402      1.24     to      3.88       62,137        0.73%       0.90%   to     1.80%     27.93%    to     29.10%
     2003      20,735      0.96     to      3.02       58,545        0.33%       0.90%   to     1.80%      1.89%    to     47.53%
     2002      24,245      0.65     to      2.05       47,038            -       0.90%   to     1.80%    (21.93%)   to    (14.61%)
Wanger Select
     2006       2,979      1.34     to      2.86        7,845        0.40%       0.90%   to     1.80%      9.87%    to     18.63%
     2005       3,368      1.50     to      2.42        7,538            -       0.90%   to     1.80%      8.51%    to      9.50%
     2004       3,449      1.39     to      2.22        7,128            -       0.90%   to     1.80%     14.29%    to     18.23%
     2003       3,532      1.16     to      1.89        6,222            -       0.90%   to     1.80%      8.09%    to     40.86%
     2002       3,421      0.82     to      1.46        4,740            -       0.90%   to     1.65%     (9.71%)   to      5.10%
Wanger U.S. Smaller Companies
     2006      18,547      1.55     to      4.63       70,386        0.25%       0.90%   to     1.80%      5.94%    to      6.91%
     2005      24,888      1.46     to      4.34       88,820            -       0.90%   to     1.80%      9.26%    to     10.26%
     2004      30,949      1.34     to      3.94      103,301            -       0.90%   to     1.80%      9.63%    to     17.27%
     2003      38,326      1.16     to      3.36      112,548            -       0.90%   to     1.80%     40.65%    to     41.93%
     2002      45,751      0.82     to      2.37       96,875            -       0.90%   to     1.80%    (19.62%)   to      1.66%

(1) The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the Investment Option from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Option invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total return is presented as the minimum and maximum return for the units invested in the Investment Option. While the Investment Option may be active in a given year, certa units may be initiated during the year. The corresponding return on those units, which is for the partial year, may cause the minimum and maximum total return for all the units in that Investment Option to deviate outside the range of the expense ratios presented.

(4)  From inception August 12, 2002 to December 31, 2002.

(5)  From inception June 2, 2003 to December 31, 2003.

(6)  From inception June 3, 2003 to December 31, 2003.

(7)  From inception July 1, 2003 to December 31, 2003.

(8)  From inception October 23, 2003 to December 31, 2003.

(9)  From inception December 3, 2004 to December 31, 2004.

(10) From inception April 20, 2005 to December 31, 2005.

(11) From inception April 29, 2005 to December 31, 2005.

(12) From inception February 16, 2006 to December 31, 2006.

(13) From inception April 24, 2006 to December 31, 2006.

(14) From inception April 28, 2006 to December 31, 2006.

(15) From inception May 18, 2006 to December 31, 2006.

(16) From inception May 30, 2006 to December 31, 2006.

(17) From inception July 6, 2006 to December 31, 2006.

(18) From inception July 12, 2006 to December 31, 2006.

(19) From inception July 20, 2006 to December 31, 2006.

(20) From inception August 2, 2006 to December 31, 2006.

(21) From inception September 22, 2006 to December 31, 2006.

(22) From inception October 5, 2006 to December 31, 2006.

(23) From inception November 3, 2006 to December 31, 2006.

(24) From inception November 14, 2006 to December 31, 2006.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS
Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Separate Account. PEPCO is the principal underwriter and distributor for the Separate Account.

Certain fees are deducted from the Contracts. To understand all of the charges that are assessed for your individual policy you should refer to your policy contract provided to you at issue or the most recent product prospectus provided to you annually. Those fees are described below:

A) Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate Phoenix for certain costs associated with maintenance. These expenses are included in a separate line item entitled 'Contract Maintenance Charges' in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2006, and 2005, are $1,192,162 and $1,441,367 respectively. The maximum charges assessed the Separate Account for Contract Maintenance Charges are outlined as follows:

    Administration Charge - Phoenix will make deductions to cover administrative expenses at a maximum annual rate of $35 for an individual contract, and a maximum of $500 per group contract (Group Strategic Edge contracts only).

    Policy Surrender Charge - In accordance with terms of the contracts, Phoenix makes deductions for surrender charges. Because a policy's account value and policy duration may vary, the surrender charge may also vary.

    Other Charges - Phoenix may deduct other costs depending on the policy terms.

All of the above expenses are taken out as a redemption of units.

B) Optional Rider and Benefit Charges

Phoenix may deduct other charges and fees based on the selection of Other Optional Policy Benefits and Riders. These expenses are included in a separate line item entitled 'Transfers for contract benefits and terminations' in the accompanying statements of changes in net assets. This expense is taken out as a redemption of units.

C) Mortality and Expense Charge and Administration Fee charges

Phoenix will make deductions at a maximum rate of 2.25% of the contracts value for the mortality and expense risks and .125% for administration fees, which the company undertakes. These expenses are included in separate line items 'Mortality and Expense Fees' and 'Administration Fees' in the accompanying statements of operations. The total aggregate expense for the period ended December 31, 2006 is $12,997,477 and $374,997 respectively. This expense is taken out as a reduction of unit values.

NOTE 7--DISTRIBUTION OF NET INCOME
The Separate Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS
Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code") as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

Phoenix intends that each of the investment options shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS
On October 20, 2006, the Growth and Income Series acquired all of the net assets of the Phoenix-Kayne Rising Dividends Series ("Kayne Rising Dividends") pursuant to an Agreement and Plan of Reorganization approved by the Kayne Rising Dividends shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 835,783 shares of Growth and Income outstanding on October 20, 2006 and valued at $11,722,358 for 1,002,388 shares of Kayne Rising Dividends outstanding on October 20, 2006. Kayne Rising Dividend's net assets of $11,722,362, including $1,654,538 of net unrealized appreciation were combined with those of Growth and Income. The aggregate net assets of Growth and Income immediately after the merger were $163,685,403.

On October 20, 2006, the Aberdeen International Series acquired all of the net assets of the Phoenix-Lazard International Equity Select Series ("Lazard International Equity Select") pursuant to an Agreement and Plan of Reorganization approved by the Lazard International Equity Select shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 10,426,631 shares of Aberdeen International outstanding on October 20, 2006 and valued at $175,009,666 for 10,514,476 shares of Lazard International Equity Select outstanding on October 20, 2006. Lazard International Equity Select's net assets of $175,009,669, including $33,022,037 of net unrealized appreciation were combined with those of Aberdeen International. The aggregate net assets of Aberdeen International immediately after the merger were $389,209,267.

On October 27, 2006, the Capital Growth Series acquired all of the net assets of the Phoenix-AIM Growth Series ("AIM Growth") pursuant to an Agreement and Plan of Reorganization approved by the AIM Growth shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,996,273 shares of Capital Growth outstanding on October 27, 2006 and valued at $61,016,844 for 8,399,603 shares of AIM Growth outstanding on October 27, 2006. AIM Growth's net assets of $61,016,844, including $8,256,215 of net unrealized appreciation were combined with those of Capital Growth. The aggregate net assets of Capital Growth immediately after the merger were $452,685,507.

On October 27, 2006, the Mid-Cap Growth Series acquired all of the net assets of the Phoenix Strategic Theme Series ("Strategic Theme") pursuant to an Agreement and Plan of Reorganization approved by the Strategic Theme shareholders on October 5, 2006. The acquisition was accomplished by a tax-free exchange of 3,950,319 shares of Mid-Cap Growth outstanding on October 27, 2006 and valued at $53,113,639 for 4,883,118 shares of Strategic Theme outstanding on October 27, 2006. Strategic Theme's net assets of $53,113,639, including $7,454,917 of net unrealized appreciation were combined with those of Mid-Cap Growth. The aggregate net assets of Mid-Cap Growth immediately after the merger were $98,521,888.

On October 27, 2006, the Alger Small-Cap Growth Series acquired all of the net assets of the Phoenix-Engemann Small-Cap Growth Series ("Engemann Small-Cap Growth") and the Phoenix-Kayne Small-Cap Quality Value Series ("Kayne Small-Cap Quality Value") pursuant to an Agreement and Plan of Reorganization approved by the Engemann Small-Cap Growth and Kayne Small-Cap Quality Value shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 1,912,431 shares of Alger Small-Cap Growth outstanding on October 27, 2006 and valued at $34,546,959 for 2,108,424 shares of Engemann Small-Cap Growth valued at $16,831,325 and 1,054,130 shares of Kayne Small-Cap Quality Value valued at $17,715,634. Engemann Small-Cap Growth's net assets of $16,831,325, including $4,238,547 of net unrealized appreciation and Kayne Small-Cap Quality Value's net assets of $17,715,634, including $4,213,331 of net unrealized appreciation were combined with those of Alger Small-Cap Growth. The aggregate net assets of Alger Small-Cap Growth immediately after the merger were $59,092,472.

On October 27, 2006, the Van Kampen Equity 500 Index Series acquired all of the net assets of the Phoenix-Northern Dow 30 Series ("Northern Dow 30") and the Phoenix-Northern Nasdaq-100 Index(R) Series ("Northern Nasdaq-100 Index(R)") pursuant to an Agreement and Plan of Reorganization approved by the Northern Dow 30 and Northern Nasdaq-100 Index(R) shareholders on October 26, 2006. The acquisition was accomplished by a tax-free exchange of 3,550,335 shares of Van Kampen Equity 500 Index outstanding on October 27, 2006 and valued at $44,067,409 for 2,100,979 shares of Northern Dow 30 valued at $21,817,938 and 4,901,410 shares of Northern Nasdaq-100 Index(R) valued at $22,249,471. Northern Dow 30's net assets of $21,817,938, including $4,937,365 of net unrealized appreciation and Northern Nasdaq- 100 Index(R)'s net assets of $22,249,471, including $5,784,158 of net unrealized appreciation were combined with those of Van Kampen Equity 500 Index. The aggregate net assets of Van Kampen Equity 500 Index immediately after the merger were $145,082,755.

On July 22, 2005, the Scudder VIT EAFE Equity Index Fund (the "Index Fund") was liquidated pursuant to approval of it's Board. On that date the Index Fund involuntarily redeemed its outstanding shares. Contract value in the Index Fund was automatically transferred to the Phoenix Money Market Series.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 9--LIQUIDATIONS AND MERGERS (CONTINUED)
On April 29, 2005, Lazard Retirement Small Cap Portfolio acquired all of the net assets of the Phoenix-Lazard Small-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by the Phoenix-Lazard Small-Cap Value Series' shareholders on April 26, 2005. The acquisition was accomplished by a tax-free exchange of 771,728 shares of the Lazard Retirement Small Cap Value Series valued at $12,046,680 for 960,107 shares of Phoenix-Lazard Small-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lazard Small-Cap Value Portfolio's net assets on that date including $714,260 of unrealized appreciation and $254,282 of accumulated realized net gain were combined with those of the Lazard Retirement Small-Cap Value Portfolio. The aggregate net assets of the Lazard Retirement Small Cap Value Portfolio and the Phoenix-Lazard Small-Cap Value Series immediately before the reorganization were $104,311,297 and $12,046,680, respectively. The aggregate net assets of Lazard Retirement Small Cap Value Portfolio immediately after the reorganization were $116,357,977.

On April 29, 2005, Lord Abbett Growth and Income Portfolio acquired all of the net assets of the Phoenix-Lord Abbett Large-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Large-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 3,737,233 shares of the Lord Abbett Growth and Income Portfolio valued at $97,205,428 for 7,250,139 shares of Phoenix-Lord Abbett Large-Cap Value Series outstanding on April 29, 2005. Phoenix-Lord Abbett Large-Cap Value Series' net assets at that date, including $7,237,561 of unrealized appreciation, were combined with those of the Lord Abbett Growth and Income Portfolio. The aggregate net assets of the Lord Abbett Growth and Income Portfolio and the Phoenix-Lord Abbett Large-Cap Value Series immediately before the acquisition were $1,216,447,332 and $97,205,428, respectively. The aggregate net assets of the Lord Abbett Growth and Income Portfolio immediately after the acquisition were $1,313,652,760.

On April 29, 2005, Lord Abbett Mid-Cap Value Portfolio acquired all of the net assets of Phoenix-Lord Abbett Mid-Cap Value Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Mid-Cap Value Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 1,515,826 shares of the Lord Abbett Mid-Cap Value Series valued at $29,922,414 for 2,115,079 shares of Phoenix-Lord Abbett Mid-Cap Value Portfolio outstanding on April 29, 2005. Phoenix-Lord Abbett Mid-Cap Value Series' net assets at that date including $3,926,421 of unrealized appreciation were combined with those of the Lord Abbett Mid-Cap Value Portfolio. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio and the Phoenix-Lord Abbett Mid-Cap Value Series immediately before the acquisition were $895,257,168 and $29,922,414, respectively. The aggregate net assets of the Lord Abbett Mid-Cap Value Portfolio immediately after the acquisition were $925,179,582.

On April 29, 2005, Lord Abbett Bond-Debenture Portfolio acquired all of the net assets of Phoenix-Lord Abbett Bond- Debenture Series pursuant to an Agreement and Plan of Reorganization approved by Phoenix-Lord Abbett Bond-Debenture
Series shareholders on April 12, 2005. The acquisition was accomplished by a tax-free exchange of 2,017,717 shares of the Lord Abbett Bond-Debenture Series valued at $23,385,336, for 2,114,305 shares of Phoenix-Lord Abbett Bond-Debenture Series outstanding on April 29, 2005. Phoenix-Lord Abbett Bond-Debenture Series' net assets at that date, including $285,615 of unrealized depreciation, were combined with those of the Lord Abbett Bond-Debenture Portfolio. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio and the Phoenix-Lord Abbett Bond - Debenture Series immediately before the acquisition were $144,433,446 and $23,385,336, respectively. The aggregate net assets of the Lord Abbett Bond-Debenture Portfolio immediately after the acquisition were $167,818,782.

NOTE 10--MANAGER OF MANAGERS EXEMPTIVE ORDER
The Phoenix Edge Series Fund ("PESF") and Phoenix Variable Advisors, Inc. ("PVA") have received an exemptive order from the Securities and Exchange Commission ("SEC") granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA will, subject to supervision and approval of the PESF's Board of Trustees, be permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of the PESF. The PESF and PVA will therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 11--MIXED AND SHARED FUNDING
Shares of the PESF are not directly offered to the public. Shares of the PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company. Shares of the PESF may be offered to separate accounts of other insurance companies in the future.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, the PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the PESF or shares of another fund may be substituted.

NOTE 12--OTHER
On May 1, 2006, the Rydex Variable Trust Juno Fund changed its name to the Inverse Government Long Bond Fund, and the class identifier of "Service Shares" was added to the Lazard Retirement Series: Lazard Retirement Small Cap Portfolio.

On June 26, 2006, Phoenix Investment Counsel, Inc. ("PIC") became the investment advisor to the Phoenix Capital Growth Series and Harris Investment Management, Inc (HIM) is the new subadvisor.

On September 1, 2006, the Board of Trustees of PESF approved a name and subadvisor change for the Phoenix-Alliance Bernstein Enhanced Index Series. The new series name is Phoenix-Van Kampen Equity 500 Index Series. Morgan Stanley Investment Management Inc. (dba, "Van Kampen") became the new subadvisor.

On October 23, 2006, the Board of Trustees of PESF approved the following name changes: Phoenix-Engemann Growth and Income Series to Phoenix Growth and Income Series; Phoenix-Engemann Strategic Allocation Series to Phoenix Strategic Allocation Series; Phoenix-Goodwin Money Market Series to Phoenix Money Market Series; Phoenix-Goodwin Multi-Sector Fixed Income Series to Phoenix Multi-Sector Fixed Income Series; and Phoenix-Goodwin Multi-Sector Short Term Bond Series to Phoenix Multi-Sector Short Term Bond Series.

On October 23, 2006, PIC replaced Engemann Asset Management as the subadvisor to the Phoenix Growth and Income Series. Engemann Asset Management was removed as subadvisor for the Phoenix Strategic Allocation Series, which will be managed by the advisor, PIC.

The insurance company affiliates of the Fund distribute the Fund as investment options in variable annuity and life insurance products ("Variable Products") through non-affiliated advisors, broker-dealers and other financial intermediaries. There is substantial competition for business within most of these distributors. One of the largest distributors of the Variable Products (and the Fund) includes a subsidiary of State Farm Mutual Automobile Company, or State Farm. In 2006, State Farm accounted for approximately 29% of new life insurance and annuity sales, including the sales of Variable Products, based on first year commissions. The insurance company affiliates of the Fund have had distribution arrangements with State Farm since 2001. In 2007, the agreement with State Farm to provide life and annuity products and related services to State Farm's affluent and high-net-worth customers through qualified State Farm agents was extended until 2016.

On August 12, 2005, pursuant to approval of the Board of Trustees of PESF - the name, advisor and subadvisor were changed for the Phoenix-Seneca Mid-Cap Growth and Phoenix-Seneca Strategic Theme Series. The new names for the series are:
Phoenix Mid-Cap Growth and Phoenix Strategic Theme Series. The new advisor for both series is PVA. The subadvisor for the two renamed series is Bennett Lawrence Management, LLC. The PESF relied on its exemptive order from the SEC to effect the subadvisor change.

State Street Research & Management Company ("SSR") notified PVA that it was terminating its subadvisory relationship with PVA to subadvise Phoenix-State Street Research Small-Cap Growth Series, a series of the Fund. PVA and the PESF have been granted an exemptive order from the SEC that permits them to hire, terminate and replace subadvisors without shareholder approval. Effective January 7, 2005, PVA hired Fred Alger Management, Inc. ("Alger"), as the new subadvisor for the series, and the name of the series changed to Phoenix-Alger Small-Cap Growth Series.

[LOGO]PRICEWATERHOUSECOOPERS
--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                      100 Pearl St.
                                                      Hartford CT 06103-4508
                                                      Telephone (860) 241 7000
                                                      Facsimile (860) 241 7590

 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Phoenix Life Variable Accumulation Account at December 31, 2006, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.

/s/  PRICEWATERHOUSECOOPERS LLP

March 23, 2007

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

PHOENIX LIFE
INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.)
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2006 AND 2005

                                TABLE OF CONTENTS

                                                                      PAGE
                                                                 ---------------

Report of Independent Registered Public Accounting Firm..........      F-3

Consolidated Balance Sheet as of December 31, 2006 and 2005......      F-4

Consolidated Statement of Income and Comprehensive Income for
  the years ended December 31, 2006, 2005 and 2004...............      F-5

Consolidated Statement of Cash Flows for the years ended
  December 31, 2006, 2005 and 2004...............................      F-6

Consolidated Statement of Changes in Stockholder's Equity for the
  years ended December 31, 2006, 2005 and 2004...................      F-7

Notes to Financial Statements....................................   F-8 - F-41

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
March 23, 2007

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                       ($ in millions, except share data)
                           DECEMBER 31, 2006 AND 2005

                                                                                                   2006           2005
                                                                                               -------------- --------------
ASSETS:
Available-for-sale debt securities, at fair value...........................................    $  12,549.9    $  13,402.6
Available-for-sale equity securities, at fair value.........................................          173.6          169.6
Mortgage loans, at unpaid principal balances................................................           71.9          128.6
Venture capital partnerships, at equity in net assets.......................................          116.8          145.1
Policy loans, at unpaid principal balances..................................................        2,322.0        2,245.0
Other invested assets.......................................................................          307.8          308.6
                                                                                                -------------  -------------
                                                                                                   15,542.0       16,399.5
Available-for-sale debt and equity securities pledged as collateral, at fair value..........          267.8          304.4
                                                                                                -------------  -------------
Total investments...........................................................................       15,809.8       16,703.9
Cash and cash equivalents...................................................................          289.0          225.6
Accrued investment income...................................................................          208.3          225.8
Premiums, accounts and notes receivable.....................................................          212.9          183.3
Deferred policy acquisition costs...........................................................        1,743.6        1,546.7
Goodwill....................................................................................            5.2            5.2
Other assets................................................................................          151.5          128.2
Separate account assets.....................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL ASSETS................................................................................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

LIABILITIES:
Policy liabilities and accruals.............................................................    $  13,494.2    $  13,246.2
Policyholder deposit funds..................................................................        2,228.4        3,060.7
Indebtedness................................................................................          174.0          204.1
Deferred income taxes.......................................................................           69.6           31.7
Other liabilities...........................................................................          310.5          336.8
Non-recourse collateralized obligations.....................................................          344.0          389.9
Separate account liabilities................................................................        9,458.6        7,722.2
                                                                                                -------------  -------------
TOTAL LIABILITIES...........................................................................       26,079.3       24,991.6
                                                                                                -------------  -------------

COMMITMENTS AND CONTINGENCIES (NOTES 21 AND 22).............................................

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES.............................................           12.2           10.5
                                                                                                -------------  -------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)..................           10.0           10.0
Additional paid-in capital..................................................................        1,714.9        1,714.9
Retained earnings...........................................................................           78.3           12.4
Accumulated other comprehensive income (loss)...............................................          (15.8)           1.5
                                                                                                -------------  -------------
TOTAL STOCKHOLDER'S EQUITY..................................................................        1,787.4        1,738.8
                                                                                                -------------  -------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY...............................    $  27,878.9    $  26,740.9
                                                                                                =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
REVENUES:
Premiums.....................................................................   $     839.7     $     928.7    $     990.6
Insurance and investment product fees........................................         400.6           314.8          294.7
Investment income, net of expenses...........................................       1,030.4         1,092.5        1,068.0
Unrealized gain on trading equity securities.................................          --              --             85.9
Net realized investment gains (losses).......................................          73.8           (53.2)          (2.0)
                                                                                -------------   -------------  -------------
TOTAL REVENUES...............................................................       2,344.5         2,282.8        2,437.2
                                                                                -------------   -------------  -------------

BENEFITS AND EXPENSES:
Policy benefits, excluding policyholder dividends............................       1,331.5         1,376.7        1,422.2
Policyholder dividends.......................................................         399.1           364.4          404.7
Policy acquisition cost amortization.........................................         148.5            99.6          110.0
Interest expense on indebtedness.............................................          14.5            14.7           12.8
Interest expense on non-recourse collateralized obligations..................          18.7            29.4           33.6
Other operating expenses.....................................................         204.0           236.5          259.9
                                                                                -------------   -------------  -------------
TOTAL BENEFITS AND EXPENSES..................................................       2,116.3         2,121.3        2,243.2
                                                                                -------------   -------------  -------------
Income from continuing operations before income taxes,
  minority interest and equity in earnings of affiliates.....................         228.2           161.5          194.0
Applicable income tax expense................................................          73.9            39.9           59.7
                                                                                -------------   -------------  -------------
Income from continuing operations before minority interest
  and equity in earnings of affiliates.......................................         154.3           121.6          134.3
Minority interest in net income of consolidated subsidiaries.................          (0.9)           (0.7)          (0.1)
Equity in undistributed losses of affiliates.................................          --              --            (10.4)
                                                                                -------------   -------------  -------------
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
                                                                                =============   =============  =============

COMPREHENSIVE INCOME:
NET INCOME...................................................................   $     153.4     $     120.9    $     123.8
OTHER COMPREHENSIVE INCOME (LOSS)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
COMPREHENSIVE INCOME.........................................................   $     136.1     $      73.9    $     131.3
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
OPERATING ACTIVITIES:
Income from continuing operations............................................   $     153.4     $     120.9    $     123.8
Proceeds from sale of trading equity securities..............................          --             129.7           --
Unrealized gain on trading equity securities.................................          --              --            (85.9)
Net realized investment (gains) losses.......................................         (73.8)           53.2            2.0
Amortization and depreciation................................................           8.7             6.9           12.7
Investment gains.............................................................         (45.1)         (129.9)         (73.6)
Equity in losses of affiliates...............................................          --              --             17.2
Deferred income taxes........................................................          42.1            38.2           65.7
Decrease (increase) in receivables...........................................         (15.4)          (18.6)          37.8
Deferred policy acquisition costs increase...................................        (180.6)          (88.1)         (54.7)
Increase in policy liabilities and accruals..................................         339.8           327.6           60.1
Other assets and other liabilities net change................................         (22.4)           22.8          (44.6)
                                                                                -------------   -------------  -------------
Cash from continuing operations..............................................         206.7           462.7           60.5
Discontinued operations, net.................................................          21.8             5.4           16.1
                                                                                -------------   -------------  -------------
CASH FROM OPERATING ACTIVITIES...............................................         228.5           468.1           76.6
                                                                                -------------   -------------  -------------

INVESTING ACTIVITIES:
Investment purchases.........................................................      (4,713.2)       (4,852.4)      (4,159.6)
Investment sales, repayments and maturities..................................       5,561.3         4,801.7        4,213.8
Debt and equity securities pledged as collateral purchases...................          --              --            (17.2)
Debt and equity securities pledged as collateral sales.......................          26.5           956.0           97.0
Subsidiary sales.............................................................          --              10.7            6.6
Premises and equipment additions.............................................         (18.2)          (25.1)          (7.9)
Premises and equipment dispositions..........................................          --              17.3           26.4
Discontinued operations, net.................................................         (32.8)            1.2           --
                                                                                -------------   -------------  -------------
CASH FROM INVESTING ACTIVITIES...............................................         823.6           909.4          159.1
                                                                                -------------   -------------  -------------

FINANCING ACTIVITIES:
Policyholder deposit fund deposits...........................................         638.6           609.6          917.3
Policyholder deposit fund withdrawals........................................      (1,470.9)       (1,041.3)      (1,067.6)
Other indebtedness proceeds..................................................          --              --            171.6
Indebtedness repayments......................................................         (30.2)           --           (155.2)
Collateralized obligations repayments........................................         (39.5)       (1,009.1)         (90.8)
Common stock dividends paid..................................................         (87.5)          (35.1)         (69.7)
Contributions from minority interests........................................           0.8            --             --
                                                                                -------------   -------------  -------------
CASH FOR FINANCING ACTIVITIES................................................        (988.7)       (1,475.9)        (294.4)
                                                                                -------------   -------------  -------------
CHANGE IN CASH AND CASH EQUIVALENTS..........................................          63.4           (98.4)         (58.7)
Cash and cash equivalents, beginning of year.................................         225.6           324.0          382.7
                                                                                -------------   -------------  -------------
CASH AND CASH EQUIVALENTS, END OF YEAR.......................................   $     289.0     $     225.6    $     324.0
                                                                                =============   =============  =============

Included in cash and cash equivalents above is cash pledged as collateral of $3.1 million, $15.2 million and $61.0 million at December 31, 2006, 2005 and
2004, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004

                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income...................................................................   $     153.4     $     120.9    $     123.8
Common stock dividends declared..............................................         (87.5)          (35.1)         (69.7)

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss)............................................         (17.3)          (47.0)           7.5
                                                                                -------------   -------------  -------------
CHANGE IN STOCKHOLDER'S EQUITY...............................................          48.6            38.8           61.6
Stockholder's equity, beginning of year......................................       1,738.8         1,700.0        1,638.4
                                                                                -------------   -------------  -------------
STOCKHOLDER'S EQUITY, END OF YEAR............................................   $   1,787.4     $   1,738.8    $   1,700.0
                                                                                =============   =============  =============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                 ($ in millions)
                  YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004


1.   ORGANIZATION AND DESCRIPTION OF BUSINESS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements.

We are a manufacturer of individual life insurance and annuity products, such as universal life, variable life, term life and variable annuities. Our consolidated financial statements include the results of our closed block, which consists primarily of participating whole life products.


2.   BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

We have prepared these financial statements in accordance with accounting principles generally accepted in the United States of America (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of intangible assets, investments in debt and equity securities and venture capital partnerships; pension and other post-employment benefits liabilities; deferred tax balances and accruals for contingent liabilities.

ADOPTION OF NEW ACCOUNTING STANDARDS

In September 2006, the Securities and Exchange Commission staff issued Staff Accounting Bulletin No. 108, "Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements" (SAB 108). SAB 108 provides guidance for how errors should be evaluated to assess materiality from a quantitative perspective. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording the cumulative effect of initially applying the approach as adjustments to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings. We adopted SAB 108 on December 31, 2006 with no effect to the financial statements.

Effective January 1, 2006, we adopted Statement of Financial Accounting Standards No. 155, "Accounting for Certain Hybrid Financial Instruments" (SFAS
155). SFAS 155 resolves certain issues surrounding the accounting for beneficial interests in securitized financial assets. Our adoption of SFAS 155 did not have a material effect on our financial statements.

Effective January 1, 2006, we adopted the Financial Accounting Standards Board
(FASB) Staff Position Nos. SFAS 115-1 and SFAS 124-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" (FSP 115-1). FSP 115-1 provides guidance as to the determination of other-than-temporarily impaired securities and requires certain financial disclosures with respect to unrealized losses. These accounting and disclosure requirements largely codify our existing practices as to other-than-temporarily impaired securities and thus, our adoption did not have a material effect on our consolidated financial statements.

Effective January 1, 2004, we adopted the American Institute of Certified Public Accountants (AICPA) Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits such as guaranteed minimum death benefits and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. Since this new accounting standard largely codifies certain accounting and reserving practices related to applicable nontraditional long-duration contracts and separate accounts that we already followed, our adoption did not have a material effect on our consolidated financial statements.

ACCOUNTING STANDARDS NOT YET ADOPTED

In February 2007, the FASB issued SFAS No. 159, "The Fair Value for Financial Assets and Financial Liabilities" (SFAS 159). SFAS 159 provides companies with an option to report selected financial assets and liabilities at fair value. SFAS 159 is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted provided the entity also elects early to apply the provisions of SFAS No. 157, "Fair Value Measurement", at the same time. We are currently assessing the impact of SFAS 159 on our financial position and results of operations.

In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" (SFAS
157). SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. The statement establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2 and 3"). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that we have the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability. Level 3 inputs are unobservable inputs reflecting our estimates of the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). Quantitative and qualitative disclosures will focus on the inputs used to measure fair value for both recurring and non-recurring fair value measurements and the effects of the measurements in the financial statements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. Adoption of this statement is expected to have an impact on our financial statements; however, the timing for adoption and impact have not yet been determined.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing a minimum recognition threshold a tax position is required to meet before being recognized in the financial statements. FIN 48 also provides guidance on measurement and classification of taxes and introduces new disclosure requirements. This guidance is effective for fiscal years beginning after December 15, 2006. We anticipate that FIN 48 will not have a material effect on GAAP equity as of January 1, 2007.

In March 2006, the FASB issued SFAS No. 156, "Accounting for Servicing of Financial Assets, an amendment of FASB Statement No. 140" (SFAS 156). SFAS 156 provides guidance on recognition and disclosure of servicing assets and liabilities and is effective beginning January 1, 2007. We will adopt this standard effective January 1, 2007 and do not expect it to have a material impact on our financial position and results of operations.

In September 2005, the Accounting Standards Executive Committee (AcSEC) of the AICPA issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97). The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. This SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We will adopt this standard effective January 1, 2007 and do not expect it to have a material effect on our financial position and results of operations.

SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

Debt and equity securities

Our debt and equity securities classified as available-for-sale are reported on our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities). We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. We report these unrealized investment gains and losses as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

Mortgage loans

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful. We estimate the fair value of mortgage loans by discounting the present value of scheduled loan payments. We base the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 100 to 880 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimate fair value as the lower of the underlying collateral value or the loan balance.

Venture capital partnerships

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the change in our share of partnership earnings for significant changes in equity market conditions during the quarter to eliminate the effect of any lag in reporting. We estimate the change in valuation each quarter by applying a public industry index if there has been a material shift in the S&P index, either upward or downward.

Affiliate equity securities

Our investments in affiliate equity securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates. We evaluate our equity method investments for an other-than-temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Policy loans

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. We estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests. We record the net income from investments in partnerships and joint ventures in net investment income.

DERIVATIVE INSTRUMENTS

We use derivative financial instruments, including options, futures and swaps as a means of hedging exposure to interest rate, equity price change and foreign currency risk. We also use derivative instruments to economically hedge our exposure on guaranteed minimum benefits offered on certain of our variable products. We recognize derivative instruments on the balance sheet at fair value. The derivative contracts are reported as assets or liabilities in other investments and other liabilities, respectively, on the balance sheet, excluding embedded derivatives. Embedded derivatives are recorded on the balance sheet with the associated host contract.

We do not designate the purchased derivatives related to guaranteed minimum benefits as hedges for accounting purposes. For other derivatives, we designate each instrument according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

To qualify for hedge accounting, the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the change in the value of the derivative instruments and the change in value of the hedged investment. Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings.

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge are recorded in accumulated other comprehensive income and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses). If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Changes in the fair value of derivatives that are designated and qualify as foreign currency hedges are recorded in either current period earnings or accumulated other comprehensive income, depending on whether the hedged transaction is a fair value hedge or cash flow hedge. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized investment gains (losses).

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net realized investment gains (losses) in the period incurred.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments and other debt instruments with maturities of three months or less when purchased.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our 1997 acquisition of the Confederation Life business, we recognized an asset for the present value of future profits representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred policy acquisition costs.

We amortize deferred policy acquisition costs and present value of future profits based on the related policy's classification. For individual participating life insurance policies, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, deferred policy acquisition costs and present value of future profits are amortized in proportion to estimated gross profits (EGPs). Policies may be surrendered for value or exchanged for a different one of our products (internal replacement). The deferred policy acquisition costs balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

Each year, we develop future EGPs for the products sold during that year. The EGPs for products sold in a particular year are aggregated into cohorts. Future EGPs are projected for the estimated lives of the contracts. The amortization of deferred policy acquisition costs and present value of future profits requires the use of various assumptions, estimates and judgments about the future. The assumptions, in the aggregate, are considered important in the projections of EGPs. The assumptions developed as part of our annual process are based on our current best estimates of future events, which are likely to be different for each year's cohort. Assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. These assumptions are reviewed on a regular basis and are based on our past experience, industry studies, regulatory requirements and estimates about the future.

To determine the reasonableness of the prior assumptions used and their impact on previously projected account values and the related EGPs, we evaluate, on a quarterly basis, our previously projected EGPs. Our process to assess the reasonableness of our EGPs involves the use of internally developed models, together with studies and actual experience. Incorporated in each scenario are our current best estimate assumptions with respect to separate account returns, surrender and lapse rates, interest margin, mortality, premium persistency and expenses. Underlying assumptions for future periods of EGPs are not altered unless experience deviates significantly from original assumptions. For example, when lapses of our insurance products meaningfully exceed levels assumed in determining the amortization of deferred policy acquisition costs, we adjust amortization to reflect the change in future premiums or EGPs resulting from the unexpected lapses. In the event that we were to revise assumptions used for prior year cohorts, our estimate of projected account values would change and the related EGPs in the deferred policy acquisition cost amortization model would be adjusted to reflect such change. This process is known as "unlocking". Continued favorable experience on key assumptions, which could include increasing separate account fund return performance, decreasing lapses or decreasing mortality could result in an unlocking which would result in a decrease to deferred policy acquisition cost amortization and an increase in the deferred policy acquisition costs asset. Finally, an analysis is performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining deferred policy acquisition costs balances.

PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over three to 10 years. We amortize leasehold improvements over the terms of the related leases.

SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account assets and liabilities related to policyholder funds are carried at fair value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.

POLICY LIABILITIES AND ACCRUALS

Policy liabilities and accruals includes future benefit liabilities for certain life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies in force. Future benefit liabilities for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future benefit liabilities for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Certain contracts may also include additional death or other insurance benefit features, such as guaranteed minimum death or income benefits offered with variable annuity contracts or no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the excess benefits and recognizing the excess ratably over the accumulation period based on total expected assessments.

POLICYHOLDER DEPOSIT FUNDS

Amounts received as payment for certain universal life contracts, deferred annuities and other contracts without life contingencies are reported as deposits to Policyholder deposit funds. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date, including interest credited, amounts that have been assessed to compensate us for services to be performed over future periods, and any amounts previously assessed against the policyholder that is refundable. The liability for deferred annuities and other contracts without life contingencies is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date which includes the accumulation of deposits plus interest credited, less withdrawals and amounts assessed through the financial statement date.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures, we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We determine the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we use a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

REINSURANCE

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

CONTINGENT LIABILITIES

Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonable estimable.

DEMUTUALIZATION AND CLOSED BLOCK

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders, but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

Collateralized obligations for which Phoenix Investment Partners (PXP) is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, are consolidated in our financial statements.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts at face value are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

REVENUE RECOGNITION

We recognize premiums for participating life insurance products and other long-duration life insurance products as revenue when due from policyholders. We recognize life insurance premiums for short-duration life insurance products as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods.

Amounts received as payment for interest sensitive life contracts, deferred annuities and other contracts without life contingencies are considered deposits and are not included in revenue. Revenues from these products consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. Fees assessed that represent compensation for services to be provided in the future are deferred and amortized into revenue over the life of the related contracts. Related benefit expenses include universal life benefit claims in excess of fund values, net investment income credited to policyholders' account balances and amortization of deferred policy acquisition costs.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains (losses) on asset dispositions on a first-in, first-out basis. We recognize realized investment losses when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. We adjust the cost basis of these written down investments to fair value at the date the determination of impairment is made and do not change the new cost basis for subsequent recoveries in value. In evaluating whether a decline in value is other than temporary, we consider several factors including, but not limited to the following:

     o   the extent and the duration of the decline;
     o the reasons for the decline in value (credit event, interest related or market fluctuations);
     o our ability and intent to hold the investment for a period of time to allow for a recovery of value; and
     o   the financial condition of and near term prospects of the issuer.

The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.


3.   BUSINESS COMBINATIONS AND DISPOSITIONS

Phoenix National Insurance Company

Effective December 30, 2005, we sold 100% of the common stock we held in Phoenix National Insurance Company. This transaction was not material to our consolidated financial statements.

Aberdeen Asset Management PLC

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen Asset Management PLC (Aberdeen) for net proceeds of $70.4 million, resulting in an after-tax realized investment loss of $7.0 million, in our 2005 consolidated statement of operations. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen.

On November 19, 2004, we received payment in full of a $27.5 million convertible subordinated note issued by Aberdeen, a United Kingdom-based asset management company. Concurrently we relinquished our contractual right to one of two Aberdeen board seats we held related to our 16.5% equity interest in Aberdeen, at which point we concluded that in our judgment, we no longer had the ability to significantly influence Aberdeen's operations. Accordingly, effective November 19, 2004, we changed our method of accounting for our equity holdings in Aberdeen from the equity method of accounting to the fair value method of accounting under SFAS 115, Accounting for Investments in Debt and Equity Securities. Based on our intent to sell our equity holdings in Aberdeen in the near-term, we designated our equity holdings as trading securities under the fair value method of accounting. Under the fair value method, the changes in fair value, based on the underlying value of Aberdeen's shares as traded on the London Stock Exchange, as compared to our carrying value under the equity method are presented as an after-tax realized investment gain of $55.1 million in our consolidated statement of operations for the year ended December 31, 2004. In addition, our 2004 income from continuing operations include a $14.7 million after-tax, non-cash charge related to the accounting for our proportionate share of Aberdeen's December 2004 settlement of alleged misselling activities with the United Kingdom's Financial Services Authority. This charge has been accounted for by us under the equity method of accounting as it pre-dates our November 19, 2004 change in accounting for Aberdeen from the equity method to the fair value method. See Note 9 to these financial statements for more information on our holdings in Aberdeen.

Lombard International Assurance S.A.

On January 11, 2005, we disposed of our interests in Lombard International Assurance S.A. (Lombard) for consideration of $59.0 million. We realized an after-tax gain of $9.3 million in the first quarter of 2005 related to this sale, including earn-out consideration received. In the first quarter of 2006, we recognized an additional $6.5 million after-tax earn-out gain, and we may be entitled to additional consideration based on Lombard's financial performance through 2006.

Phoenix Global Solutions (India) Pvt. Ltd.

In July 2004, we sold the stock of Phoenix Global Solutions (India) Pvt. Ltd., our India-based information technology subsidiary, and essentially all of the assets of its United States affiliate, Phoenix Global Solutions, Inc., to Tata Consultancy Services Limited, a division of Tata Sons Ltd. This transaction was not material to our consolidated financial statements.


4.   DEMUTUALIZATION AND CLOSED BLOCK

In 1999, we began the process of reorganizing and demutualizing. We completed the process in June 2001, when all policyholder membership interests in our company were extinguished and eligible policyholders received shares of common stock of The Phoenix Companies, Inc., together with cash and policy credits, as compensation. To protect the future dividends of these policyholders, we also established a closed block for their existing policies.

Because closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earnings contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. On November 3, 2005, the 2006 policyholder dividend scale was reduced for most policyholders with a reduction in the interest component of the scale, partially offset by improvements in the mortality component. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

CLOSED BLOCK ASSETS AND LIABILITIES:                                                AS OF DECEMBER 31,
($ in millions)                                                                ------------------------------
                                                                                   2006            2005         INCEPTION
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $   7,000.5     $   6,992.0    $   4,773.1
Equity securities............................................................         120.5            95.4           --
Mortgage loans...............................................................          66.5           109.9          399.0
Venture capital partnerships.................................................          97.9            73.4           --
Policy loans.................................................................       1,346.6         1,349.2        1,380.0
Other invested assets........................................................          85.5            69.3           --
                                                                                -------------   -------------  -------------
Total closed block investments...............................................       8,717.5         8,689.2        6,552.1
Cash and cash equivalents....................................................          66.3            87.0           --
Accrued investment income....................................................         112.8           118.2          106.8
Receivables..................................................................          46.7            40.9           35.2
Deferred income taxes........................................................         329.8           328.0          389.4
Other closed block assets....................................................          19.9            24.9            6.2
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK ASSETS....................................................       9,293.0         9,288.2        7,089.7
                                                                                -------------   -------------  -------------
Policy liabilities and accruals..............................................       9,798.8         9,815.8        8,301.7
Policyholder dividends payable...............................................         331.7           338.9          325.1
Policyholder dividend obligation.............................................         326.9           334.1           --
Other closed block liabilities...............................................          47.9            53.8           12.3
                                                                                -------------   -------------  -------------
TOTAL CLOSED BLOCK LIABILITIES...............................................      10,505.3        10,542.6        8,639.1
                                                                                -------------   -------------  -------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS..................   $   1,212.3     $   1,254.4    $   1,549.4
                                                                                =============   =============  =============


CLOSED BLOCK REVENUES AND EXPENSES AND                                                          YEAR ENDED
CHANGES IN POLICYHOLDER DIVIDEND OBLIGATION:                     CUMULATIVE                    DECEMBER 31,
($ in millions)                                                     FROM       ---------------------------------------------
                                                                  INCEPTION        2006            2005           2004
                                                                -------------- --------------  -------------- --------------

Premiums.....................................................    $   6,838.9    $     786.5     $     881.6    $     932.8
Net investment income........................................        3,868.4          540.7           556.5          560.0
Net realized investment losses...............................          (72.8)          40.2           (21.9)          (2.0)
                                                                 -------------  -------------   -------------  -------------
TOTAL REVENUES...............................................       10,634.5        1,367.4         1,416.2        1,490.8
                                                                 -------------  -------------   -------------  -------------
Policy benefits, excluding dividends.........................        7,246.3          898.6           980.1        1,007.1
Other operating expenses.....................................           72.8            6.3             8.6            8.9
                                                                 -------------  -------------   -------------  -------------
Total benefits and expenses,
  excluding policyholder dividends...........................        7,319.1          904.9           988.7        1,016.0
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income
  before dividends and income taxes..........................        3,315.4          462.5           427.5          474.8
Policyholder dividends.......................................        2,762.4          398.5           363.7          403.9
                                                                 -------------  -------------   -------------  -------------
Closed block contribution to income before income taxes......          553.0           64.0            63.8           70.9
Applicable income taxes......................................          193.4           22.0            22.2           24.7
                                                                 -------------  -------------   -------------  -------------
CLOSED BLOCK CONTRIBUTION TO INCOME..........................    $     359.6    $      42.0     $      41.6    $      46.2
                                                                 =============  =============   =============  =============

Policyholder dividends provided through earnings.............    $   2,807.6    $     398.5     $     363.7    $     403.9
Policyholder dividends provided through
  other comprehensive income.................................          167.9          (73.7)         (194.9)           3.8
                                                                 -------------  -------------   -------------  -------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES...............        2,975.5          324.8           168.8          407.7
POLICYHOLDER DIVIDENDS PAID..................................       (2,642.0)        (339.2)         (397.2)        (395.3)
                                                                 -------------  -------------   -------------  -------------
Change in policyholder dividend liabilities..................          333.5          (14.4)         (228.4)          12.4
Policyholder dividend liabilities, beginning of period.......          325.1          673.0           901.4          889.0
                                                                 -------------  -------------   -------------  -------------
Policyholder dividend liabilities, end of period.............          658.6          658.6           673.0          901.4
  Less:  Policyholder dividends payable, end of period.......         (331.7)        (331.7)         (338.9)        (365.5)
                                                                 -------------  -------------   -------------  -------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD..............    $     326.9    $     326.9     $     334.1    $     535.9
                                                                 =============  =============   =============  =============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.

5.   REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, control exposure to potential losses arising from large risks and provide additional capacity for growth.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, we establish reserves for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

     o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
     o We reinsure up to 80% of the mortality risk on most new issues of term insurance.
     o In August of 2006, we entered into an agreement to reinsure 50% of the risk on policies issued from July 1, 2002 through December 31, 2005, inclusive, with a net amount at risk of $2,000,000 or greater.
     o We reinsure 100% of guaranteed minimum death benefits on variable annuities issued between January 1, 1983 and December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefit risks on the remaining variable deferred annuities in force that are not covered by this reinsurance agreement.
     o We reinsure 80% of the mortality risk on the in-force block of the Confederation Life business we acquired in December 1997.
     o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
     o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

DIRECT BUSINESS AND REINSURANCE:                                                         YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Direct premiums..............................................................   $     917.5     $     994.7    $   1,043.3
Premiums assumed from reinsureds.............................................          13.7            14.0           13.8
Premiums ceded to reinsurers.................................................         (91.5)          (80.0)         (66.5)
                                                                                -------------   -------------  -------------
PREMIUMS.....................................................................   $     839.7     $     928.7    $     990.6
                                                                                =============   =============  =============
Percentage of amount assumed to net premiums.................................           1.6%            1.5%           1.4%
                                                                                =============   =============  =============

Direct policy benefits incurred..............................................   $     486.4     $     440.1    $     416.3
Policy benefits assumed from reinsureds......................................          14.8             8.2            3.9
Policy benefits ceded to reinsurers..........................................         (64.8)          (56.4)         (52.9)
                                                                                -------------   -------------  -------------
POLICY BENEFITS..............................................................   $     436.4     $     391.9    $     367.3
                                                                                =============   =============  =============

Direct life insurance in force...............................................   $ 143,120.6     $ 133,990.2    $ 126,367.9
Life insurance in force assumed from reinsureds..............................       1,838.7         1,810.5        1,759.5
Life insurance in force ceded to reinsurers..................................     (90,812.5)      (83,144.7)     (80,040.1)
                                                                                -------------   -------------  -------------
LIFE INSURANCE IN FORCE......................................................   $  54,146.8     $  52,656.0    $  48,087.3
                                                                                =============   =============  =============
Percentage of amount assumed to net insurance in force.......................           3.4%            3.4%           3.7%
                                                                                =============   =============  =============

The policy benefit amounts above exclude changes in reserves, interest credited to policyholders and withdrawals, which total $895.1 million, $984.8 million and $1,054.9 million, net of reinsurance, for the years ended December 31, 2006, 2005 and 2004.

Irrevocable letters of credit aggregating $52.9 million at December 31, 2006 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

6.   DEFERRED POLICY ACQUISITION COSTS

ACTIVITY IN DEFERRED POLICY ACQUISITION COSTS:                                           YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Policy acquisition costs deferred............................................   $     329.2     $     187.7    $     164.7
Costs amortized to expenses:
  Recurring costs............................................................        (151.9)         (114.3)        (110.4)
  Credit related to realized investment gains................................           3.4            14.7            0.4
  Offsets to net unrealized investment gains or losses
    included in other comprehensive income...................................          16.2            70.5            7.7
                                                                                -------------   -------------  -------------
Change in deferred policy acquisition costs..................................         196.9           158.6           62.4
Deferred policy acquisition costs, beginning of year.........................       1,546.7         1,388.1        1,325.7
                                                                                -------------   -------------  -------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR...............................   $   1,743.6     $   1,546.7    $   1,388.1
                                                                                =============   =============  =============

Upon completion of a study during the fourth quarter of 2006, we updated our best estimate assumptions used to project expected gross profits and margins in the deferred policy acquisition cost amortization schedules. Major projection assumptions updated included expected mortality and lapse experience, investment margins and expenses. In our review to develop the best estimate, we examined our own experience, industry studies, market conditions and input from reinsurers. The deferred policy acquisition cost unlocking for universal life and variable universal life was driven largely by improved mortality. We also reflected higher interest earned in the investment margin for universal life and annuities, consistent with recent experience and maintenance expenses were shifted among various lines of business.

The deferred policy acquisition cost unlocking that resulted from these updated assumptions, along with related adjustments resulted in an overall $8.2 million pre-tax benefit to net income. The change in deferred policy acquisition cost assumptions also impacted our assumptions in reserves. As a result, we recorded an additional universal life reserve. The effects of the unlocking and related adjustments increased unearned revenue liabilities by $3.5 million, benefit reserves by $7.2 million, reinsurance liability by $0.2 million and decreased amortization by $19.1 million.

During the second quarter of 2005, our net income benefited from an unlocking of assumptions primarily related to deferred policy acquisition costs. The unlocking was driven by revised assumptions reflecting favorable mortality experience, offset by interest rate and spread adjustments for annuities. The effects of the unlocking decreased insurance product fees by $0.3 million, increased the change in policyholder reserves by $3.5 million, increased non-deferred expenses by $0.5 million and decreased deferred policy acquisition cost amortization by $28.1 million. The net effect of the unlocking increased pre-tax income by $23.8 million.


7.   POLICY LIABILITIES AND ACCRUALS

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which ranged from 4.00% to 5.25% as of December 31, 2006, less administrative and mortality charges.

PARTICIPATING LIFE INSURANCE

Participating life insurance in force was 26.8% and 30.7% of the face value of total individual life insurance in force at December 31, 2006 and 2005, respectively.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which ranged from 2.0% to 14.0% as of December 31, 2006, less administrative charges.

8.   GOODWILL

GROSS AND NET CARRYING AMOUNTS OF GOODWILL AND                                    YEAR ENDED DECEMBER 31,
OTHER INTANGIBLE ASSETS:                                        ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GROSS           NET            GROSS           NET
                                                                -------------- --------------  -------------- --------------

GOODWILL.....................................................    $       6.8    $       5.2     $       6.8    $       5.2
                                                                 =============  =============   =============  =============


9.   INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

See Note 12 for information on available-for-sale debt and equity securities pledged as collateral.

FAIR VALUE AND COST OF DEBT AND EQUITY SECURITIES:                                  AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $     688.5    $     674.1     $     736.8    $     699.9
State and political subdivision..............................          262.6          253.0           365.0          344.2
Foreign government...........................................          269.6          237.9           333.9          298.8
Corporate....................................................        7,179.0        7,111.7         7,450.3        7,322.2
Mortgage-backed..............................................        3,072.4        3,067.1         3,276.0        3,241.2
Other asset-backed...........................................        1,077.8        1,060.3         1,240.6        1,224.6
                                                                 -------------  -------------   -------------  -------------
AVAILABLE-FOR-SALE DEBT SECURITIES...........................    $  12,549.9    $  12,404.1     $  13,402.6    $  13,130.9
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $   7,000.4    $    6,858.2    $   6,992.0    $    6,748.4
                                                                 =============  =============   =============  =============

AVAILABLE-FOR-SALE EQUITY SECURITIES.........................    $     173.6    $     142.5     $     169.6    $     151.2
                                                                 =============  =============   =============  =============

Amounts applicable to the closed block.......................    $     120.5    $      95.2     $      95.4    $      82.5
                                                                 =============  =============   =============  =============


UNREALIZED GAINS AND LOSSES FROM                                                    AS OF DECEMBER 31,
GENERAL ACCOUNT SECURITIES:                                     ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

U.S. government and agency...................................    $      21.0    $      (6.6)    $      41.4    $      (4.5)
State and political subdivision..............................           12.1           (2.5)           23.0           (2.2)
Foreign government...........................................           32.5           (0.8)           36.0           (0.9)
Corporate....................................................          168.6         (101.3)          219.2          (91.1)
Mortgage-backed..............................................           45.9          (40.6)           71.0          (36.2)
Other asset-backed...........................................           22.7           (5.2)           25.4           (9.4)
                                                                 -------------  -------------   -------------  -------------
Debt securities gains and losses.............................    $     302.8    $    (157.0)    $     416.0    $    (144.3)
                                                                 =============  =============   =============  =============
DEBT SECURITIES NET GAINS....................................    $     145.8                    $     271.7
                                                                 =============                  =============

Equity securities gains and losses...........................    $      34.2    $      (3.1)    $      20.4    $      (2.0)
                                                                 =============  =============   =============  =============
EQUITY SECURITIES NET GAINS..................................    $      31.1                    $      18.4
                                                                 =============                  =============

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2006
DEBT AND EQUITY SECURITIES:                 ---------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS        GREATER THAN 12 MONTHS            TOTAL
                                            ---------------------------  -------------------------  -------------------------
                                                FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................   $    106.3    $     (2.1)   $    160.5   $     (4.5)   $    266.8   $     (6.6)
State and political subdivision...........          2.5          --            61.2         (2.5)         63.7         (2.5)
Foreign government........................          8.7          (0.1)         36.2         (0.7)         44.9         (0.8)
Corporate.................................        958.9         (14.5)      2,634.2        (86.8)      3,593.1       (101.3)
Mortgage-backed...........................        482.8          (4.7)      1,496.9        (35.9)      1,979.7        (40.6)
Other asset-backed........................        157.6          (1.3)        265.1         (3.9)        422.7         (5.2)
                                            -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................   $  1,716.8    $    (22.7)   $  4,654.1   $   (134.3)   $  6,370.9   $   (157.0)
EQUITY SECURITIES.........................         32.7          (2.7)          1.2         (0.4)         33.9         (3.1)
                                            -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,749.5    $    (25.4)   $  4,655.3   $   (134.7)   $  6,404.8   $   (160.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    888.7    $    (14.8)   $  2,050.6   $    (64.2)   $  2,939.3   $    (79.0)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $    860.8    $    (10.6)   $  2,604.7   $    (70.5)   $  3,465.5   $    (81.1)
                                            =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     65.9    $     (1.4)   $    194.9   $     (9.9)   $    260.8   $    (11.3)
                                            =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (3.4)                $    (21.5)                $    (24.9)
                                                           ============               ============               ============
NUMBER OF SECURITIES......................                     970                       1,882                      2,852
                                                           ============               ============               ============

There were no unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost total at December 31, 2006.

The securities are considered to be temporarily impaired at December 31, 2006 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

AGING OF TEMPORARILY IMPAIRED                                             AS OF DECEMBER 31, 2005
DEBT AND EQUITY SECURITIES:                  ---------------------------------------------------------------------------------
($ in millions)                                  LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                             ---------------------------  -------------------------  -------------------------
                                                 FAIR        UNREALIZED      FAIR       UNREALIZED      FAIR       UNREALIZED
                                                 VALUE         LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES
U.S. government and agency................    $     177.6    $     (3.2)   $    47.9    $     (1.3)   $   225.5    $     (4.5)
State and political subdivision...........           40.0          (1.0)        37.3          (1.2)        77.3          (2.2)
Foreign government........................           41.1          (0.6)        10.6          (0.3)        51.7          (0.9)
Corporate.................................        2,599.5         (59.5)       790.7         (31.6)     3,390.2         (91.1)
Mortgage-backed...........................        1,507.4         (26.8)       326.4          (9.4)     1,833.8         (36.2)
Other asset-backed........................          309.2          (4.6)       205.4          (4.8)       514.6          (9.4)
                                             -------------  ------------  -----------  ------------  -----------  ------------
DEBT SECURITIES...........................    $   4,674.8    $    (95.7)   $ 1,418.3    $    (48.6)   $ 6,093.1    $   (144.3)
EQUITY SECURITIES.........................           46.8          (2.0)        --            --           46.8          (2.0)
                                             -------------  ------------  -----------  ------------  -----------  ------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....    $   4,721.6    $    (97.7)   $ 1,418.3    $    (48.6)   $ 6,139.9    $   (146.3)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS INSIDE THE CLOSED BLOCK...........    $   2,058.4    $    (44.2)   $   340.0    $    (16.3)   $ 2,398.4    $    (60.5)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........    $   2,663.2    $    (53.5)   $ 1,078.3    $    (32.3)   $ 3,741.5    $    (85.8)
                                             =============  ============  ===========  ============  ===========  ============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........    $     147.8    $     (8.4)   $   106.0    $     (5.5)   $   253.8    $    (13.9)
                                             =============  ============  ===========  ============  ===========  ============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                   $     (2.6)                 $     (1.4)               $     (4.0)
                                                            ============               ============               ============
NUMBER OF SECURITIES......................                      1,069                        351                      1,420
                                                            ============               ============               ============

Unrealized losses of below investment grade debt securities outside the closed block with a fair value less than 80% of the securities amortized cost totaled $2.5 million at December 31, 2005. Of these, $0.7 million ($0.0 million after offsets for taxes and deferred policy acquisition cost amortization) had been in an unrealized loss for greater than 12 months.

Unrealized losses of below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities amortized cost totaled $0.4 million at December 31, 2005 ($0.0 million after offsets for change in policy dividend obligation), of which $0.4 million had been in an unrealized loss for greater than 12 months.

The securities are considered to be temporarily impaired at December 31, 2005 as each of these securities has performed, and is expected to perform, in accordance with their original contractual terms, and we have the ability and intent to hold these securities until they recover their value.

MORTGAGE LOANS

Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value.

CARRYING VALUE OF INVESTMENTS IN MORTGAGE LOANS                                     AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                             2006                          2005
                                                                -----------------------------  -----------------------------
                                                                   CARRYING                       CARRYING
                                                                     VALUE       FAIR VALUE         VALUE       FAIR VALUE
                                                                -------------- --------------  -------------- --------------
PROPERTY TYPE
Apartment buildings..........................................    $       13.7   $       14.2    $       39.9   $       38.2
Office buildings.............................................            --             --              14.4           13.8
Retail stores................................................            51.5           52.1            62.1           59.5
Industrial buildings.........................................             8.4            8.3            22.8           21.8
Other........................................................             0.1            0.1             0.1            0.1
                                                                -------------- --------------  -------------- --------------
Subtotal.....................................................            73.7           74.7           139.3          133.4
  Less:  Valuation allowances................................            (1.8)          --             (10.7)          --
                                                                -------------- --------------  -------------- --------------
MORTGAGE LOANS...............................................    $       71.9   $       74.7    $      128.6   $      133.4
                                                                ============== ==============  ============== ==============

Amounts applicable to the closed block.......................    $       66.5   $       68.5    $      109.9   $      105.2
                                                                ============== ==============  ============== ==============

The carrying values of delinquent or in-process-of-foreclosure mortgage loans as of December 31, 2006 and 2005 were $0.0 million and $8.2 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $5.3 million and $10.5 million as of December 31, 2006 and 2005, respectively. We have provided valuation allowances for restructured or modified mortgage loans.

MORTGAGE LOAN VALUATION ALLOWANCE ACTIVITY:                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Valuation allowance, beginning of year.......................................   $       10.7    $        9.9   $       12.8
Additions charged to income..................................................           --               0.8           --
Deductions for write-offs and disposals......................................           (8.9)           --             (2.9)
                                                                               --------------  -------------- --------------
VALUATION ALLOWANCE, END OF YEAR.............................................   $        1.8    $       10.7   $        9.9
                                                                               ==============  ============== ==============

During the three years ended December 31, 2006, the amount of interest that was foregone due to the restructuring of mortgage loans and to non-income producing loans was not material to our consolidated financial statements. Refinancing of mortgage loans was not material in any of the three years ended December 31, 2006.

VENTURE CAPITAL PARTNERSHIPS

In October 2005, we entered into an agreement to sell $138.5 million of the venture capital assets held in the open block to an outside party. The first phase of the sale closed in 2005 and the remaining partnerships were sold in the first quarter of 2006. The carrying value of the funds sold in 2005 was $98.8 million (net of a $6.7 million pre-tax realized loss on partnerships to be sold in 2006) and an additional $33.8 million was sold in 2006. A pre-tax realized loss of $13.9 million was recognized in 2005 and a pre-tax gain of $4.2 million was recognized in 2006 upon the completion of the sale.

INVESTMENT ACTIVITY IN VENTURE CAPITAL PARTNERSHIPS:                                      YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                    2006            2005          2004
                                                                               --------------  -------------- --------------

Contributions................................................................   $       41.8    $       66.0   $       59.2
Equity in earnings of partnerships...........................................            3.2            23.8           25.5
Distributions................................................................          (23.8)          (94.6)         (64.3)
Proceeds from sale of partnership interests..................................          (51.9)          (91.5)          --
Realized loss on sale of partnership interests...............................            2.4           (13.9)          --
                                                                               --------------  -------------- --------------
Change in venture capital partnerships.......................................          (28.3)         (110.2)          20.4
Venture capital partnership investments, beginning of period.................          145.1           255.3          234.9
                                                                               --------------  -------------- --------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD.......................   $      116.8    $      145.1   $      255.3
                                                                               ==============  ============== ==============

AFFILIATE EQUITY AND DEBT SECURITIES

There were no affiliate debt securities held at December 31, 2006 or 2005.

SOURCES OF EARNINGS FROM AFFILIATE SECURITIES:                                                                  YEAR ENDED
($ in millions)                                                                                                   DEC 31,
                                                                                                                   2004
                                                                                                              --------------

Aberdeen common stock dividends.............................................................................   $        3.0
Equity in Aberdeen undistributed loss.......................................................................          (21.9)
Other.......................................................................................................            1.7
                                                                                                              --------------
AFFILIATE EQUITY SECURITIES INVESTMENT LOSS.................................................................   $      (17.2)
                                                                                                              ==============

AFFILIATE DEBT SECURITIES INVESTMENT INCOME.................................................................   $        2.0
                                                                                                              ==============

There were no earnings from affiliate debt securities during 2006 or 2005.

Aberdeen Asset Management PLC (Aberdeen)

As of December 31, 2004, we owned 38.1 million shares of Aberdeen common stock, which represented 16.5% of its then outstanding common shares. We acquired these shares between 1996 and 2001 at a total cost of $109.1 million, which, through November 18, 2004, we accounted for under the equity method of accounting based on our ability to significantly influence Aberdeen's operations.

AFTER-TAX EFFECT OF EQUITY INTEREST IN ABERDEEN:                                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                    2005          2004
                                                                                               -------------- --------------

Equity in undistributed earnings (losses) of affiliates.....................................    $       --     $      (12.3)
Unrealized gain on trading securities.......................................................            --             55.1
Realized investment loss....................................................................            (7.0)          --
                                                                                               -------------- --------------
NET INCOME (LOSS)...........................................................................    $       (7.0)  $       42.8
                                                                                               ============== ==============

On January 14, 2005, we closed the sale to third parties of our equity holdings in Aberdeen for net proceeds of $70.4 million, which resulted in an after-tax realized investment loss of $7.0 million. The January 2005 sale of our equity holdings in Aberdeen completed our disposition of our direct financial interests in Aberdeen. We continue to participate in sub-advisory arrangements related to several of our asset management product offerings with Aberdeen, the financial effects of which are not material to our consolidated financial statements.

Hilb Rogal & Hobbs (HRH)

HRH is a Virginia-based property and casualty insurance and employee benefit products distributor traded on the New York Stock Exchange. Prior to November 2002, we owned 6.4% of its common shares, as well as convertible debt securities which, if converted, would have represented 16.8% of HRH's common stock outstanding. We also had a contractual right to designate two nominees for election to its board of directors.

In November 2002, we converted our HRH note into additional shares of HRH common stock, resulting in total HRH holdings with a fair value of $167.1 million. Following the conversion, we sold the majority of our shares of HRH common stock to The Phoenix Companies for $157.4 million.

OTHER INVESTMENTS

OTHER INVESTMENTS:                                                                                  AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Transportation and other equipment leases...................................................    $      60.3    $      63.6
Separate account equity investments.........................................................            0.9           17.2
Mezzanine partnerships......................................................................          100.9           75.0
Affordable housing partnerships.............................................................           19.6           22.8
Derivative instruments (Note 12)............................................................            7.0            8.6
Other affiliate investments.................................................................           --              5.7
Real estate.................................................................................           73.0           64.6
Other partnership interests.................................................................           46.1           51.1
                                                                                               -------------- --------------
OTHER INVESTED ASSETS.......................................................................    $     307.8    $     308.6
                                                                                               ============== ==============

Amounts applicable to the closed block......................................................    $      85.5    $      69.3
                                                                                               ============== ==============

STATUTORY DEPOSITS

Pursuant to certain statutory requirements, as of December 31, 2006, our Life Companies had on deposit securities with a fair value of $62.2 million in insurance department special deposit accounts. Our Life Companies are not permitted to remove the securities from these accounts without approval of the regulatory authority.

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF NET INVESTMENT INCOME:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $     782.2     $     797.3    $     774.4
Equity securities............................................................           7.0             6.3            3.2
Mortgage loans...............................................................           6.2            20.2           22.5
Venture capital partnerships.................................................           3.2            23.8           25.5
Policy loans.................................................................         169.3           165.8          167.1
Other investments............................................................          40.1            47.8           48.8
Cash and cash equivalents....................................................          13.0             6.0            4.4
                                                                               --------------  -------------- --------------
Total investment income......................................................       1,021.0         1,067.2        1,045.9
  Less:  Investment expenses.................................................           9.6             8.6           18.0
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS...........................       1,011.4         1,058.6        1,027.9
Debt and equity securities pledged as collateral (Note 12)...................          19.0            33.9           40.1
                                                                               --------------  -------------- --------------
NET INVESTMENT INCOME........................................................   $   1,030.4     $   1,092.5    $   1,068.0
                                                                               ==============  ============== ==============

Amounts applicable to the closed block.......................................   $     540.7     $     556.5    $     560.0
                                                                               ==============  ============== ==============

For 2006, 2005 and 2004, net investment income was lower by $12.1 million, $15.4 million and $9.5 million, respectively, due to non-income producing debt securities. Of these amounts, $8.4 million, $12.1 million and $5.8 million, respectively, related to the closed block.

TYPES OF REALIZED INVESTMENT GAINS (LOSSES):                                             YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security impairments....................................................   $      (7.9)    $     (31.2)   $     (15.5)
Equity security impairments..................................................          --              (2.1)          (1.5)
Mortgage loan impairments....................................................          --              (0.8)          --
Affiliate equity security impairments........................................          --              --            (11.0)
Other invested asset impairments.............................................          --              --             (3.3)
Debt and equity securities pledged as collateral impairments.................          (1.0)           (1.2)         (16.6)
                                                                               --------------  -------------- --------------
IMPAIRMENT LOSSES............................................................          (8.9)          (35.3)         (47.9)
                                                                               --------------  -------------- --------------
Debt security transaction gains..............................................          62.1            19.2           39.0
Debt security transaction losses.............................................         (20.1)          (37.2)         (10.6)
Equity security transaction gains............................................          25.7             5.8           17.7
Equity security transaction losses...........................................          (3.8)          (12.5)          (5.9)
Mortgage loan transaction gains..............................................           3.2            --              0.2
Venture capital partnership transaction gains (losses).......................           2.4           (13.9)          --
Affiliate equity security transaction gains..................................          10.4            14.4           --
Affiliate equity security transaction losses.................................          --             (10.7)          --
Real estate transaction losses...............................................          --              (0.6)          --
Debt and equity securities pledged as collateral gains.......................          --               2.5           --
Other invested asset transaction gains.......................................           2.8            15.1            5.5
                                                                               --------------  -------------- --------------
NET TRANSACTION GAINS (LOSSES)...............................................          82.7           (17.9)          45.9
                                                                               --------------  -------------- --------------
NET REALIZED INVESTMENT GAINS (LOSSES).......................................   $      73.8     $     (53.2)   $      (2.0)
                                                                               ==============  ============== ==============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $3.7 million for 2004. We did not have any impairments relating to our direct investments in the consolidated collateralized obligation trusts in 2006 or 2005.

UNREALIZED INVESTMENT GAINS (LOSSES)

SOURCES OF CHANGES IN NET UNREALIZED INVESTMENT GAINS (LOSSES):                          YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt securities..............................................................   $    (125.9)    $    (313.0)   $     (27.1)
Equity securities............................................................          12.7             2.6            0.2
Debt and equity securities pledged as collateral.............................          (9.1)          (93.3)           7.8
Other investments............................................................          --              (7.5)          --
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               ==============  ============== ==============

Net unrealized investment losses.............................................   $    (122.3)    $    (411.2)   $     (19.1)
                                                                               --------------  -------------- --------------
Applicable policyholder dividend obligation..................................         (73.8)         (194.8)           3.6
Applicable deferred policy acquisition costs.................................         (16.2)          (70.5)          (7.7)
Applicable deferred income tax benefit.......................................          (8.2)          (20.1)          (9.8)
                                                                               --------------  -------------- --------------
Offsets to net unrealized investment losses..................................         (98.2)         (285.4)         (13.9)
                                                                               --------------  -------------- --------------
NET UNREALIZED INVESTMENT LOSSES INCLUDED IN
  OTHER COMPREHENSIVE INCOME (NOTE 10).......................................   $     (24.1)    $    (125.8)   $      (5.2)
                                                                               ==============  ============== ==============

INVESTING CASH FLOWS

INVESTMENT PURCHASES, SALES, REPAYMENTS AND MATURITIES:                                  YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Debt security purchases......................................................   $  (4,451.0)    $  (4,500.4)   $  (4,052.9)
Equity security purchases....................................................         (54.9)         (150.8)         (66.3)
Venture capital partnership investments......................................         (41.8)          (65.7)         (59.3)
Other invested asset purchases...............................................         (88.5)          (87.2)         (25.8)
Policy loan advances, net....................................................         (77.0)          (48.3)          44.7
                                                                               --------------  -------------- --------------
INVESTMENT PURCHASES.........................................................   $  (4,713.2)    $  (4,852.4)   $  (4,159.6)
                                                                               ==============  ============== ==============

Debt securities sales........................................................   $   3,653.6     $   2,925.8    $   2,405.2
Debt securities maturities and repayments....................................       1,580.6         1,367.6        1,483.0
Equity security sales........................................................          87.4           225.4          111.2
Mortgage loan maturities and principal repayments............................          60.3            79.2           77.2
Venture capital partnership capital distributions............................          75.7           185.9           59.4
Affiliate securities sales...................................................          --              --              1.0
Real estate and other invested assets sales..................................         103.7            17.8           76.8
                                                                               --------------  -------------- --------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES..................................   $   5,561.3     $   4,801.7    $   4,213.8
                                                                               ==============  ============== ==============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2006 are summarized in the following table. Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during the three years ended December 31, 2006.

MATURITIES OF DEBT SECURITIES AND MORTGAGE LOANS:                                                MORTGAGE
($ in millions)                                                                    DEBT          LOANS AT
                                                                                SECURITIES       CARRYING
                                                                                  AT COST          VALUE          TOTAL
                                                                               --------------  -------------- --------------

Due in one year or less......................................................   $     414.8     $       5.4    $     420.2
Due after one year through five years........................................       1,954.3            27.9        1,982.2
Due after five years through ten years.......................................       3,804.0            23.2        3,827.2
Due after ten years..........................................................       6,231.0            15.4        6,246.4
                                                                               --------------  -------------- --------------
TOTAL........................................................................   $  12,404.1     $      71.9    $  12,476.0
                                                                               ==============  ============== ==============


10.  FINANCING ACTIVITIES

INDEBTEDNESS

INDEBTEDNESS:                                                                       AS OF DECEMBER 31,
                                                                ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

6.95% surplus notes..........................................    $      --      $      --       $      30.2    $      30.7
7.15% surplus notes..........................................          174.0          189.6           173.9          183.4
                                                                -------------- --------------  -------------- --------------
TOTAL INDEBTEDNESS...........................................    $     174.0    $     189.6     $     204.1    $     214.1
                                                                ============== ==============  ============== ==============

Our 7.15% surplus notes are an obligation of Phoenix Life and are due December 15, 2034. The carrying value of the 2034 notes is net of $1.0 million of unamortized original issue discount. Interest payments are at an annual rate of 7.15%, require the prior approval of the Superintendent of Insurance of the State of New York and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York Insurance Law. The notes may be redeemed at the option of Phoenix Life at any time at the "make-whole" redemption price set forth in the offering circular. New York Insurance Law provides that the notes are not part of the legal liabilities of Phoenix Life. On December 15, 2004, Phoenix Life repurchased $144.8 million of the previously issued $175.0 million outstanding principal on its 6.95% surplus notes and recognized a non-recurring after-tax charge of $6.4 million for costs incurred, including the tender premium. Concurrent with the closing of the tender, Phoenix Life issued $175.0 million, 7.15% surplus notes. The remaining 6.95% surplus notes were redeemed at maturity in December 2006.

On June 6, 2006, The Phoenix Companies amended and restated their existing $150 million unsecured senior revolving credit facility, dated as of November 22, 2004 (the "Original Facility" and as so amended and restated, the "Amended Facility"). The financing commitments under the Amended Facility will terminate on June 6, 2009. The amendments to the terms of the Original Facility set forth in the Amended Facility include, but are not limited to, (i) the elimination of a $750 million limit on aggregate indebtedness, (ii) the modification of certain covenants and other provisions to permit a monetization or securitization of the closed block of specified life and annuity policies established in the Plan of Reorganization of Phoenix Home Life Mutual Insurance Company, and (iii) the permission of acquisitions and joint ventures which satisfy certain additional specified conditions. These conditions include, among other things, majority lender consent in the event the aggregate amount of consideration payable exceeds $400 million in respect of all acquisitions and joint ventures during the term of the agreement, excluding those to which the lenders have previously provided consent.

INTEREST EXPENSE ON INDEBTEDNESS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INTEREST EXPENSE INCURRED....................................................   $      14.5     $      14.7    $      12.8
                                                                               ==============  ============== ==============
INTEREST PAID................................................................   $      14.6     $      14.6    $      12.6
                                                                               ==============  ============== ==============


11.  SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts. The assets supporting these contracts are carried at fair value and reported as Separate account assets with an equivalent amount reported as Separate account liabilities. Amounts assessed against the policyholder for mortality, administration, and other services are included within revenue in Insurance and investment product fees. In 2006 and 2005 there were no gains or losses on transfers of assets from the general account to a separate account.

Many of our variable contracts offer various guaranteed minimum death, accumulation, withdrawal and income benefits. These benefits are offered in various forms as described in the footnotes to the table below. We currently reinsure a significant portion of the death benefit guarantees associated with our in-force block of business. We establish policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity policies as follows:

   o Liabilities associated with the guaranteed minimum death benefit (GMDB) are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used in estimating the liabilities are generally consistent with those used for amortizing deferred policy acquisition costs.

   o     Liabilities associated with the guaranteed minimum income benefit
         (GMIB) are determined by estimating the expected value of the income benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating such guaranteed income benefit liabilities are generally consistent with those used for calculating the guaranteed death benefit liabilities.

For annuities with GMDB, 500 stochastically generated scenarios were used. For annuities with GMIB, we used 10,000 stochastically generated scenarios.

SEPARATE ACCOUNT INVESTMENTS OF ACCOUNT BALANCES OF CONTRACTS WITH GUARANTEES:                      AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Debt securities.............................................................................    $     733.0    $     729.5
Equity funds................................................................................        2,591.0        2,342.9
Other.......................................................................................           92.2           82.7
                                                                                               -------------- --------------
TOTAL.......................................................................................    $   3,416.2    $   3,155.1
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES                                                                YEAR ENDED
(NET OF REINSURANCE RECOVERABLES):                                                                  DECEMBER 31, 2006
($ in millions)                                                                                -----------------------------
                                                                                                  ANNUITY        ANNUITY
                                                                                                  GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2006.....................................................    $      10.7    $       2.5
Incurred....................................................................................            1.9            1.2
Paid........................................................................................           (1.9)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2006...................................................    $      10.7    $       3.7
                                                                                               ============== ==============


CHANGES IN GUARANTEED LIABILITY BALANCES:                                                               YEAR ENDED
                                                                                                    DECEMBER 31, 2005
                                                                                               -----------------------------
(NET OF REINSURANCE RECOVERABLES):                                                                ANNUITY        ANNUITY
($ in millions)                                                                                   GMDB(1)         GMIB
                                                                                               -------------- --------------

Liability balance as of January 1, 2005.....................................................    $       9.1    $       0.8
Incurred....................................................................................            2.9            1.7
Paid........................................................................................           (1.3)          --
                                                                                               -------------- --------------
LIABILITY BALANCE AS OF DECEMBER 31, 2005...................................................    $      10.7    $       2.5
                                                                                               ============== ==============

-------
(1) The reinsurance recoverable asset related to the GMDB was $39.2 million and $39.0 million as of December 31, 2006 and 2005, respectively.

The GMDB and GMIB guarantees are recorded in policy liabilities and accruals on our balance sheet. Changes in the liability are recorded in Policy benefits, excluding policyholder dividends, on our statement of operations. In a manner consistent with our policy for deferred policy acquisition costs, we regularly evaluate estimates used and adjust the additional liability balances, with a related charge or credit to benefit expense if actual experience or other evidence suggests that earlier assumptions should be revised.

We also offer certain variable products with a guaranteed minimum withdrawal benefit (GMWB) and a guaranteed minimum accumulation benefit (GMAB).

The GMWB guarantees the policyholder a minimum amount of withdrawals and benefit payments over time, regardless of the investment performance of the contract, subject to an annual limit. Optional resets are available. In addition, we have introduced a feature for these contracts beginning in the fourth quarter of 2005, that allows the policyholder to receive the guaranteed annual withdrawal amount for as long as they are alive.

The GMAB rider provides the contract holder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted for withdrawals, after a specified amount of time determined at the time of issuance of the variable annuity contract.

The GMWB and GMAB represent embedded derivatives in the variable annuity contracts that are required to be reported separately from the host variable annuity contract. They are carried at fair value and reported in policyholder deposit funds.

The fair value of the GMWB and GMAB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions.

As of December 31, 2006 and 2005, 100% of the aggregate account value with the GMWB and GMAB features was not reinsured. In order to minimize the volatility associated with the unreinsured liabilities, we have established an alternative risk management strategy. In 2006, we began hedging our GMAB exposure using equity options, equity futures and swaps. These investments are included in other invested assets on our balance sheet. As of December 31, 2006 and 2005, the embedded derivative for GMWB and GMAB was immaterial. There were no benefit payments made for the GMWB or GMAB during 2006 or 2005.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For guarantees of benefits that are payable upon annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the policy holder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance.

ADDITIONAL INSURANCE BENEFITS:                                                              NET AMOUNT          AVERAGE
($ in millions)                                                            ACCOUNT        AT RISK AFTER      ATTAINED AGE
                                                                            VALUE          REINSURANCE       OF ANNUITANT
                                                                       ----------------- -----------------  ----------------

GMDB return of premium(1)...........................................    $      1,363.5    $          8.0          59
GMDB step up(2).....................................................           1,809.8              39.3          60
GMDB earnings enhancement benefit (EEB)(3)..........................              77.6              --            59
GMDB greater of annual step up and roll up(4).......................              37.7               4.0          62
                                                                       ----------------- -----------------
TOTAL GMDB AT DECEMBER 31, 2006.....................................    $      3,288.6    $         51.3
                                                                       ================= =================

GMIB................................................................    $        620.1    $         --            58
GMAB................................................................             210.6              --            54
GMWB................................................................              30.1              --            67
                                                                       ----------------- -----------------
TOTAL AT DECEMBER 31, 2006..........................................    $        860.8    $         --
                                                                       ================= =================

-------
(1) Return of premium: The death benefit is the greater of current account value or premiums paid (less any adjusted partial withdrawals).
(2) Step Up: The death benefit is the greater of current account value, premiums paid (less any adjusted partial withdrawals) or the annual step up amount prior of the eldest original owner attaining a certain age. On and after the eldest original owner attains that age, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attaining that age plus premium payments (less any adjusted partial withdrawals) made since that date.
(3) EEB: The death benefit is the greater of the premiums paid (less any adjusted partial withdrawals) or the current account value plus the EEB.
    The EEB is an additional amount designed to reduce the impact of taxes associated with distributing contract gains upon death.
(4) Greater of Annual Step Up and Annual Roll Up: The death benefit is the greater of premium payments (less any adjusted partial withdrawals), the annual step up amount, the annual roll up amount or the currant account value prior to the eldest original owner attaining age 81. On and after the eldest original owner attained age 81, the death benefit is the greater of current account value or the death benefit at the end of the contract year prior to the eldest original owner's attained age of 81 plus premium payments (less any adjusted partial withdrawals) made since that date.

Liabilities for universal life are generally determined by estimating the expected value of losses when death benefits exceed revenues and recognizing those benefits ratably over the accumulation period based on total expected assessments. The assumptions used in estimating these liabilities are consistent with those used for amortizing deferred policy acquisition costs. A single set of best estimate assumptions is used since these insurance benefits do not vary significantly with capital markets volatility. At December 31, 2006, we held additional universal life benefit reserves of $12.7 million.

12.  INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED
     OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may be deemed to hold interests in those entities. In particular, our asset management affiliates serve as the investment advisors to eight collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities. These eight collateralized obligation trusts are investment trusts with aggregate assets of $4.0 billion that are primarily invested in a variety of fixed income securities acquired from third parties. Our asset management affiliates earned advisory fees of $8.0 million, $8.8 million and $8.0 million during the years ended December 31, 2006, 2005 and 2004, respectively. The collateralized obligation trusts reside in bankruptcy remote SPEs for which we provide neither recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the eight collateralized obligation trusts is $25.8 million at December 31, 2006 (none of which relates to trusts that are consolidated). Of that exposure, $23.7 million (none of which relates to trust that are consolidated) relates to investment grade debt securities.

Prior to September 30, 2005, we consolidated Phoenix-Mistic 2002-1 CDO, Ltd. (Mistic) which was redeemed during the third quarter of 2005. As a result of this liquidation, we recognized $3.4 million of prepayment fees, $3.9 million of realized investment gains and a reversal of $1.3 million of impairments taken previously under FIN 46-R when Mistic was consolidated on Phoenix's balance sheet.

We continued to consolidate two collateralized obligation trusts as of December 31, 2006 and 2005 and three as of December 31, 2004. As of December 31, 2006, we had no direct investment in the two consolidated collateralized obligation trusts. We recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest, of $0.7 million, $5.0 million and $3.4 million for the years ended December 31, 2006, 2005 and 2004, respectively, related to these consolidated obligation trusts.

The other six variable interest entities not consolidated by us under FIN 46(R) represent collateralized obligation trusts with approximately $3.7 billion of investment assets pledged as collateral. Our direct investment in these unconsolidated variable interest entities was $25.8 million ($23.7 million of which are investment grade debt securities at December 31, 2006).

FAIR VALUE AND COST OF  DEBT AND EQUITY SECURITIES                                  AS OF DECEMBER 31,
PLEDGED AS COLLATERAL:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                 FAIR VALUE        COST         FAIR VALUE        COST
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $     267.2    $     251.4     $     304.1    $     278.9
Equity securities pledged as collateral......................            0.6            0.3             0.3            0.3
                                                                -------------- --------------  -------------- --------------
TOTAL DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL.......    $     267.8    $     251.7     $     304.4    $     279.2
                                                                ============== ==============  ============== ==============

Cash and accrued investment income of $5.0 million and $17.6 million are included in the amounts above at December 31, 2006 and 2005, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $332.2 million and $371.2 million at December 31, 2006 and 2005, respectively, and non-recourse derivative cash flow hedge liability of $11.8 million (notional amount of $222.9 million with maturity of June 1, 2009) and $18.7 million (notional amount of $210.8 million with maturities of 2005-2013) at December 31, 2006 and 2005, respectively. There were no minority interest liabilities related to third-party equity investments in the consolidated variable interest entities at December 31, 2006 and 2005.

GROSS AND NET UNREALIZED GAINS AND LOSSES FROM                                      AS OF DECEMBER 31,
DEBT AND EQUITY SECURITIES PLEDGED AS COLLATERAL:               ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                    GAINS         LOSSES           GAINS         LOSSES
                                                                -------------- --------------  -------------- --------------

Debt securities pledged as collateral........................    $      35.4    $     (19.6)    $      35.8    $     (10.6)
Equity securities pledged as collateral......................            0.4           (0.1)            0.1           (0.1)
                                                                -------------- --------------  -------------- --------------
TOTAL........................................................    $      35.8    $     (19.7)    $      35.9    $     (10.7)
                                                                ============== ==============  ============== ==============
NET UNREALIZED GAINS.........................................    $      16.1                    $      25.2
                                                                ==============                 ==============


AGING OF TEMPORARILY IMPAIRED DEBT AND                                  AS OF DECEMBER 31, 2006
EQUITY SECURITIES PLEDGED AS COLLATERAL:     -------------------------------------------------------------------------------
($ in millions)                                 LESS THAN 12 MONTHS      GREATER THAN 12 MONTHS             TOTAL
                                             -------------------------- ------------------------- --------------------------
                                                 FAIR      UNREALIZED       FAIR      UNREALIZED      FAIR      UNREALIZED
                                                 VALUE       LOSSES        VALUE        LOSSES       VALUE        LOSSES
                                             ------------ ------------- ------------ ------------ ------------ -------------

Corporate..................................   $     --     $     --      $      0.1   $     (0.2)  $      0.1   $     (0.2)
Mortgage-backed............................         --           --            12.9         (7.7)        12.9         (7.7)
Other asset-backed.........................         --           --             1.5        (11.7)         1.5        (11.7)
                                             ------------ ------------- ------------ ------------ ------------ -------------
DEBT SECURITIES............................   $     --     $     --      $     14.5   $    (19.6)  $     14.5   $    (19.6)
EQUITY SECURITIES PLEDGED AS COLLATERAL....         --           --            --           (0.1)        --           (0.1)
                                             ------------ ------------- ------------ ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL....................   $     --     $     --      $     14.5   $    (19.7)  $     14.5   $    (19.7)
                                             ============ ============= ============ ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totaled $19.6 million at December 31, 2006. Gross unrealized losses on debt securities with a fair value less than 80% of the security's amortized cost totaled $0.6 million at December 31, 2006. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2006.

MATURITY OF DEBT SECURITIES PLEDGED AS COLLATERAL:                                                                2006
($ in millions)                                                                                                   COST
                                                                                                              --------------

Due in one year or less.....................................................................................   $      19.5
Due after one year through five years.......................................................................          48.2
Due after five years through ten years......................................................................          32.6
Due after ten years.........................................................................................         151.1
                                                                                                              --------------
TOTAL DEBT SECURITIES.......................................................................................   $     251.4
                                                                                                              ==============

The amount of CDO-related derivative cash flow hedge ineffectiveness recognized through earnings for the years ended December 31, 2006 and 2005 is $0.3 million and $0.3 million, respectively. See Note 9 to these financial statements for information on realized investment losses related to these CDOs.

EFFECT OF CONSOLIDATION OF                                                                  AS OF AND FOR THE
COLLATERALIZED OBLIGATION TRUSTS:                                                        YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

INCREASE (DECREASE) IN NET INCOME............................................   $      (1.0)    $       1.3    $     (12.9)
                                                                               ==============  ============== ==============
REDUCTION TO STOCKHOLDERS' EQUITY............................................   $     (71.2)    $     (67.9)   $     (67.5)
                                                                               ==============  ============== ==============

The above non-cash credits (charges) to net income (loss) and stockholders' equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts. Upon maturity or other liquidation of the trusts, the fair value of the investments pledged as collateral will be used to settle the non-recourse collateralized obligations with any shortfall in such investments inuring to the third-party note and equity holders. To the extent there remains a recorded liability for non-recourse obligations after all the assets pledged as collateral are exhausted, such amount will be reduced to zero with a corresponding benefit to earnings. Accordingly, these investment losses and any future investment losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations. These non-recourse obligations mature between 2011 through 2012 but contain call provisions. The call provisions may be triggered at the discretion of the equity investors based on market conditions and are subject to certain contractual limitations.


13.  DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

DERIVATIVE INSTRUMENTS HELD IN                                                           AS OF DECEMBER 31,
GENERAL ACCOUNT:                                                        ----------------------------------------------------
($ in millions)                                                                   2006                      2005
                                                                        ------------------------- --------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET      LIABILITY      ASSET      LIABILITY
                                             ------------ ------------ ------------- ------------ ------------ -------------
INTEREST RATE SWAPS
    Cash flow hedges......................    $       30      2007       $       0.4  $      --    $       1.2  $      --
    Non-hedging derivative instruments....           363    2007-2016            2.1          1.2          6.6          4.9
CROSS CURRENCY SWAPS......................            35    2012-2016           --            1.0          0.7         --
PUT OPTIONS...............................            50      2016               4.0         --           --           --
OTHER.....................................            53    2007-2008            0.5         --            0.1         --
                                             ------------               ------------ ------------ ------------ -------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS.........    $      531                 $       7.0  $       2.2  $       8.6  $       4.9
                                             ============               ============ ============ ============ =============

INTEREST RATE SWAPS

Cash flow hedges

We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2006, 2005 and 2004. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

Non-hedging derivative instruments

We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $7.0 million as of December 31, 2006. We consider the likelihood of any material loss on these instruments to be remote.

Cross currency swaps

We use cross currency swaps to hedge against market risks from changes in foreign currency exchange rates. Under foreign currency swaps, we agree with another party (referred to as the counterparty) to exchange principal and periodic interest payments denominated in foreign currency for payments in U.S. dollars. Counterparties to such financial instruments expose us to credit-related losses in the event of nonperformance, but we do not expect any counterparties to fail to meet their obligations given their high credit ratings. The credit exposure of cross currency swaps is the fair value (market value) of contracts with a positive fair value (market value) at the reporting date. We held four cross currency swaps at the end of the statement period.

FAIR VALUE OF FINANCIAL INSTRUMENTS

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF                                       AS OF DECEMBER 31,
FINANCIAL INSTRUMENTS:                                          ------------------------------------------------------------
($ in millions)                                                             2006                           2005
                                                                -----------------------------  -----------------------------
                                                                  CARRYING         FAIR          CARRYING         FAIR
                                                                    VALUE          VALUE           VALUE          VALUE
                                                                -------------- --------------  -------------- --------------

Cash and cash equivalents....................................    $     289.0    $     289.0     $     225.6    $     225.6
Available-for-sale debt securities (Note 9)..................       12,549.9       12,549.9        13,402.6       13,402.6
Available-for-sale equity securities (Note 9)................          173.6          173.6           169.6          169.6
Mortgage loans (Note 9)......................................           71.9           74.7           128.6          133.4
Debt and equity securities pledged as collateral (Note 12)...          267.8          267.8           304.4          304.4
Derivative financial instruments.............................            7.0            7.0             8.6            8.6
Policy loans (Note 9)........................................        2,322.0        2,415.9         2,245.0        2,347.4
                                                                -------------- --------------  -------------- --------------
FINANCIAL ASSETS.............................................    $  15,681.2    $  15,777.9     $  16,484.4    $  16,591.6
                                                                ============== ==============  ============== ==============

Investment contracts.........................................    $   2,228.4    $   2,190.9     $   3,060.7    $   3,054.4
Non-recourse collateralized obligations (Note 12)............          344.0          272.8           389.9          322.0
Indebtedness (Note 10).......................................          174.0          189.6           204.1          214.1
Derivative financial instruments.............................            2.2            2.2             4.9            4.9
                                                                -------------- --------------  -------------- --------------
FINANCIAL LIABILITIES........................................    $   2,748.6    $   2,655.5     $   3,659.6    $   3,595.4
                                                                ============== ==============  ============== ==============


14.  INCOME TAXES

ALLOCATION OF INCOME TAXES:                                                              YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income taxes (benefit) applicable to:
  Current....................................................................   $      26.1     $       6.6    $     (12.5)
  Deferred...................................................................          47.8            33.3           72.2
                                                                               --------------  -------------- --------------
  Continuing operations......................................................          73.9            39.9           59.7
  Equity in earnings of affiliates...........................................          --              --             (6.8)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO NET INCOME........................................          73.9            39.9           52.9
Other comprehensive income...................................................          (8.2)          (22.1)         (14.0)
                                                                               --------------  -------------- --------------
INCOME TAXES APPLICABLE TO COMPREHENSIVE INCOME..............................   $      65.7     $      17.8    $      38.9
                                                                               ==============  ============== ==============

INCOME TAXES PAID (REFUNDED).................................................   $      14.5     $     (14.1)   $       6.0
                                                                               ==============  ============== ==============


EFFECTIVE INCOME TAX RATE:                                                               YEAR ENDED DECEMBER 31,
($ in millions)                                                                ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Income from continuing operations before income taxes
  and minority interest......................................................   $     228.2     $     161.5    $     194.0
                                                                               --------------  -------------- --------------
Income taxes at statutory rate of 35.0%......................................          79.9            56.5           67.9
Investment income not taxed..................................................          (7.1)           (8.7)         (10.8)
Tax interest recoveries......................................................          --              (5.3)          --
Historic rehabilitation and other tax credits................................          (0.6)           (2.3)          --
Realized losses (gains) on available-for-sale securities pledged as collateral          0.3            (0.5)           4.5
Other, net...................................................................           1.4             0.2           (1.9)
                                                                               --------------  -------------- --------------
INCOME TAX EXPENSE APPLICABLE TO CONTINUING OPERATIONS.......................   $      73.9     $      39.9    $      59.7
                                                                               ==============  ============== ==============

DEFERRED INCOME TAX BALANCES ATTRIBUTABLE TO TEMPORARY DIFFERENCES:                                     YEAR ENDED
($ in millions)                                                                                        DECEMBER 31,
                                                                                               -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------
Deferred income tax assets:
Future policyholder benefits................................................................    $     290.7    $     233.8
Unearned premiums/deferred revenues.........................................................          103.3          108.2
Employee benefits...........................................................................           58.3           70.6
Intangible assets...........................................................................            2.1            2.3
Net operating and capital loss carryover benefits...........................................           13.7           25.4
Historic rehabilitation and other tax credits...............................................           16.4           18.7
Foreign tax credits carryover benefits......................................................            8.9            9.0
Other.......................................................................................            5.0            0.6
Valuation allowance.........................................................................           (6.7)          (6.7)
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX ASSETS............................................................          491.7          461.9
                                                                                               -------------- --------------
Deferred tax liabilities:
Deferred policy acquisition costs...........................................................         (434.6)        (374.1)
Investments.................................................................................         (126.7)        (119.5)
Other.......................................................................................           --             --
                                                                                               -------------- --------------
GROSS DEFERRED INCOME TAX LIABILITIES.......................................................         (561.3)        (493.6)
                                                                                               -------------- --------------
DEFERRED INCOME TAX LIABILITIES.............................................................    $     (69.6)   $     (31.7)
                                                                                               ============== ==============

We have elected to file a consolidated federal income tax return for 2006 and prior years with The Phoenix Companies.

As of December 31, 2006, we had deferred tax assets of $4.5 million and $8.1 million related to net operating and capital losses, respectively, for federal income tax purposes and $1.1 million for state net operating losses. The related federal net operating losses of $12.8 million are scheduled to expire between the years 2017 and 2026. The federal capital losses of $23.3 million are scheduled to expire in 2010. The state net operating losses of $15.3 million related to the non-life subgroup are scheduled to expire between 2019 and 2025. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, we established a $1.1 million and a $1.1 million valuation allowance at the end of 2006 and 2005, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2006, the deferred income tax assets of $16.4 million related to general business tax credits are expected to expire between 2022 and 2025.

As of December 31, 2006, we had foreign tax credit carryover totaling $8.9 million, which is scheduled to expire between 2008 and 2009. As of December 31, 2006 and 2005, we had a $5.6 million valuation allowance relative to foreign tax credit carryovers.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2006 and 2005 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as reported on our consolidated balance sheet, are adequate for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.

15.  OTHER COMPREHENSIVE INCOME

SOURCES OF OTHER COMPREHENSIVE INCOME:                                     YEAR ENDED DECEMBER 31,
($ in millions)                              -----------------------------------------------------------------------------------
                                                         2006                      2005                         2004
                                             ---------------------------- -------------------------- ---------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- ------------- ------------- ------------- -------------

Unrealized gains (losses) on
  investments..............................   $    (67.3)   $    (10.4)   $   (464.0)   $   (193.1)   $    (12.5)    $    22.5
Net realized investment losses on
  available-for-sale securities included
  in net income............................        (55.0)        (13.7)         52.8          67.3          (6.6)        (27.7)
                                             ------------- ------------- ------------- ------------- ------------- -------------
Net unrealized investment gains............       (122.3)        (24.1)       (411.2)       (125.8)        (19.1)         (5.2)
Net unrealized foreign currency
  translation adjustment ..................         (0.3)         (0.1)         (6.0)         (4.0)         (4.6)         (0.6)
Net unrealized derivative instruments
  gains (losses)...........................          7.1           6.9          82.8          82.8          13.1          13.3
                                             ------------- ------------- ------------- ------------- ------------- -------------
Other comprehensive income (loss)..........       (115.5)   $    (17.3)       (334.4)   $    (47.0)        (10.6)    $     7.5
                                             ------------- ============= ------------- ============= ------------- =============
Applicable policyholder dividend
  obligation...............................        (73.8)                     (194.8)                        3.6
Applicable deferred policy acquisition
  cost amortization........................        (16.2)                      (70.5)                       (7.7)
Applicable deferred income taxes
  (benefit)................................         (8.2)                      (22.1)                      (14.0)
                                             -------------               -------------               -------------
Offsets to other comprehensive income......        (98.2)                     (287.4)                      (18.1)
                                             -------------               -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    (17.3)                 $    (47.0)                 $      7.5
                                             ==============              =============               =============


COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME:                                   AS OF DECEMBER 31,
($ in millions)                                                          --------------------------------------------------------
                                                                                    2006                        2005
                                                                         --------------------------- ----------------------------
                                                                             GROSS          NET          GROSS          NET
                                                                         ------------- ------------- ------------- --------------

Unrealized gains on investments......................................     $    185.4    $      2.8    $    307.7    $     26.9
Unrealized foreign currency translation adjustment...................           (0.6)         (0.9)         (0.3)         (0.8)
Unrealized losses on derivative instruments..........................          (33.3)        (17.7)        (40.4)        (24.6)
                                                                         ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................          151.5    $    (15.8)        267.0    $      1.5
                                                                         ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................          167.7                       241.5
Applicable deferred policy acquisition costs.........................           (0.3)                       15.9
Applicable deferred income taxes.....................................           (0.1)                        8.1
                                                                         -------------               -------------
Offsets to accumulated other comprehensive income....................          167.3                       265.5
                                                                         -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................     $    (15.8)                 $      1.5
                                                                         =============               =============


16.  EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

UNDERLYING PRINCIPAL RATES AND ASSUMPTIONS:                                              YEAR ENDED DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate...................................       5.75%           5.50%          5.75%
Future compensation increase rate............................................       4.25%           4.00%          4.00%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................       9.50%          10.00%          8.50%
Future health care cost increase rate, age 65 and older......................      11.50%          12.25%         10.50%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate...................................       5.50%           5.75%          6.00%
Future compensation increase rate............................................       4.00%           4.00%          3.50%
Pension plan assets long-term rate of return.................................       8.50%           8.50%          8.50%
Deferred investment gain/loss amortization corridor..........................       5.00%           5.00%          5.00%
Future health care cost increase rate, age 64 and younger....................      10.00%           8.50%          9.25%
Future health care cost increase rate, age 65 and older......................      12.25%          10.50%         11.25%


CHANGES IN PENSION PLANS' ASSETS AND                                              YEAR ENDED DECEMBER 31,
PROJECTED BENEFIT OBLIGATIONS:                                  ------------------------------------------------------------
($ in millions)                                                        EMPLOYEE PLAN                SUPPLEMENTAL PLAN
                                                                -----------------------------  -----------------------------
                                                                    2006           2005            2006           2005
                                                                -------------- --------------  -------------- --------------

PLANS' ASSETS

Plan assets' actual gain (loss)..............................    $      63.1    $      24.5     $      --      $      --
Employer contributions.......................................           23.9           27.7             5.9            5.5
Participant benefit payments.................................          (26.7)         (26.0)           (5.9)          (5.5)
                                                                -------------- --------------  -------------- --------------
Change in plan assets........................................           60.3           26.2            --             --
Plan assets, beginning of year...............................          422.6          396.4            --             --
                                                                -------------- --------------  -------------- --------------
PLANS' ASSETS, END OF YEAR...................................    $     482.9    $     422.6     $      --      $      --
                                                                ============== ==============  ============== ==============

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual............................    $     (38.7)   $     (36.7)    $      (9.8)   $      (9.1)
Actuarial gain (loss)........................................           12.1          (13.3)            1.9          (18.3)
Participant benefit payments.................................           26.7           26.0             5.9            5.5
Plan amendments..............................................           --             --              --             (1.5)
                                                                -------------- --------------  -------------- --------------
Change in projected benefit obligation.......................            0.1          (24.0)           (2.0)         (23.4)
Projected benefit obligation, beginning of year..............         (523.0)        (499.0)         (124.6)        (134.6)
                                                                -------------- --------------  -------------- --------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR....................    $    (522.9)   $    (523.0)    $    (126.6)   $    (158.0)
                                                                ============== ==============  ============== ==============
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATION,
  END OF YEAR................................................    $     (40.0)   $    (100.4)    $    (126.6)   $    (124.6)
                                                                ============== ==============  ============== ==============

ACCUMULATED BENEFIT OBLIGATION...............................    $     494.2    $     492.6     $     111.6    $     106.5
                                                                ============== ==============  ============== ==============

The Phoenix Companies does not expect any required contributions in 2007. The Phoenix Companies made payments totaling $23.9 million to the pension plan during 2006.

CHANGES IN PLAN PROJECTED BENEFIT OBLIGATION:                                                       AS OF DECEMBER 31,
($ in millions)                                                                                -----------------------------
                                                                                                   2006           2005
                                                                                               -------------- --------------

Service and interest cost accrued...........................................................    $      (6.2)   $      (5.2)
Actuarial loss..............................................................................           (6.6)          (4.2)
Participant benefit payments................................................................            6.2            6.7
Plan amendments.............................................................................           --              0.6
                                                                                               -------------- --------------
Change in projected benefit obligation......................................................           (6.6)          (2.1)
Projected benefit obligations, beginning of year............................................          (72.4)         (70.3)
                                                                                               -------------- --------------
PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..................................................    $     (79.0)   $     (72.4)
                                                                                               ============== ==============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation by $0.4 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation by $1.1 million and the annual service and interest cost by $0.1 million.

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

The Phoenix Companies and certain of its key executives have entered into agreements that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by The Phoenix Companies for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements. Upon a change in control, The Phoenix Companies is required to make an irrevocable contribution to a trust as soon as possible following such change in control in an amount equal to pay such benefits payable under such agreements. In such circumstances, we might be required to fund all or a portion of any contribution made.

We recorded non-recurring expenses of $0.6 million ($0.4 million after income taxes), $6.5 million ($4.2 million after income taxes) and $31.8 million ($20.7 million after income taxes) in 2006, 2005 and 2004, respectively, primarily in connection with organizational and employment-related costs. The 2004 charges relate mainly our allocated portion of charges stemming from The Phoenix Companies' sale of its retail affiliated broker-dealer operations and the outsourcing of our information technology infrastructure services.


17.  DISCONTINUED OPERATIONS

During 1999, we discontinued our reinsurance operations. We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


18.  PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

STATUTORY FINANCIAL DATA:                                                             AS OF AND FOR THE YEARS ENDED
($ in millions)                                                                                DECEMBER 31,
                                                                               ---------------------------------------------
                                                                                   2006            2005           2004
                                                                               --------------  -------------- --------------

Statutory capital, surplus, and surplus notes................................   $     932.5     $     885.5    $     814.6
Asset valuation reserve (AVR)................................................         187.8           210.8          213.6
                                                                               --------------  -------------- --------------
STATUTORY CAPITAL, SURPLUS, SURPLUS NOTES AND AVR............................   $   1,120.3     $   1,096.3    $   1,028.2
                                                                               ==============  ============== ==============
STATUTORY GAIN FROM OPERATIONS...............................................   $     131.6     $     106.2    $      35.1
                                                                               ==============  ============== ==============
STATUTORY NET INCOME.........................................................   $     162.0     $      61.0    $      47.1
                                                                               ==============  ============== ==============

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2006 and 2005.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $87.5 million in 2006 and is able to pay $92.2 million in dividends in 2007 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $92.2 million in 2007, would be subject to the discretion of the New York Superintendent of Insurance.


19.  PREMISES AND EQUIPMENT

Premises and equipment are included in other general account assets in our balance sheet.

COST AND CARRYING VALUE:                                                            AS OF DECEMBER 31,
($ in millions)                                                 ------------------------------------------------------------
                                                                            2006                           2005
                                                                -----------------------------  -----------------------------
                                                                                 CARRYING                       CARRYING
                                                                    COST           VALUE           COST           VALUE
                                                                -------------- --------------  -------------- --------------

Real estate..................................................    $     105.5    $      37.0     $     101.1    $      34.9
Equipment....................................................          200.2           40.9           185.4           34.8
Leasehold improvements.......................................            0.8            0.7            --             --
                                                                -------------- --------------  -------------- --------------
Premises and equipment cost and carrying value...............          306.5    $      78.6           286.5    $      69.7
                                                                               ==============                 ==============
Accumulated depreciation and amortization....................         (227.9)                        (216.8)
                                                                --------------                 --------------
PREMISES AND EQUIPMENT.......................................    $      78.6                    $      69.7
                                                                ==============                 ==============

Depreciation and amortization expense for premises and equipment for 2006, 2005 and 2004 totaled $12.1 million, $9.2 million and $11.3 million, respectively.

In May 25, 2004, we sold our Enfield, Connecticut office facility, for a loss of $1.0 million ($0.7 million after-tax). In anticipation of that sale, we had recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in 2003.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $2.7 million, $2.4 million and $6.7 million in 2006, 2005 and 2004, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $14.3 million as of December 31, 2006, payable as follows: 2007, $4.0 million; 2008, $2.7 million; 2009, $2.3 million; 2010, $1.9 million; 2011, $1.4 million; and thereafter, $2.0 million.


20.  RELATED PARTY TRANSACTIONS

Phoenix Investment Partners (PXP), an indirect wholly-owned subsidiary of The Phoenix Companies, through its affiliated registered investment advisors, provides investment advisory services to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life under this arrangement were $9.8 million, $9.4 million and $8.2 million for 2006, 2005 and 2004, respectively. Amounts payable to the affiliated investment advisors were $0.5 million and $0.0 million, as of December 31, 2006 and 2005, respectively. PXP receives variable product separate account fees on our behalf. They retain a portion, for services provided, and forward the remainder to us. Amounts receivable from PXP for those fees were $0.7 million and $0.5 million as of December 31, 2006 and 2005, respectively. The variable product separate accounts fees retained by PXP were $1.8 million, $1.9 million and $3.2 million for 2006, 2005 and 2004, respectively.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with PXP, due March 1, 2006, in exchange for debentures held by Phoenix Life. Interest was payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 5% and 3% for the years ended December 31, 2005 and 2004, respectively. On December 31, 2005, Phoenix Life entered into a new $69.0 million five-year subordinated loan agreement with PXP to replace the prior agreement. The new loan agreement requires quarterly principal payments of $3 million beginning at the closing date with all remaining principal amounts due December 31, 2010. Interest is payable quarterly in arrears at an annual rate of 6.55%. Amounts due at December 31, 2006 and 2005 were $54.0 million and $66.0 million, respectively.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of PXP, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a former Phoenix affiliate, W.S. Griffith & Co., Inc. (Griffith), as well as other outside broker-dealers who are licensed to sell Phoenix Life annuity contracts. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $48.9 million, $45.3 million and $51.8 million for 2006, 2005 and 2004, respectively. Amounts payable to PEPCO were $0.5 million and $5.1 million, as of December 31, 2006 and 2005, respectively.

Effective May 31, 2004, The Phoenix Companies sold Griffith to an unrelated third party.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. During 2006, 2005 and 2004, we incurred $50.1 million, $37.6 million and $32.4 million, respectively, in compensation costs for the sale of our insurance and annuity products by entities that were either subsidiaries of State Farm or owned by State Farm employees. Amounts payable to State Farm were $2.4 million and $1.9 million as of December 31, 2006 and 2005, respectively.


21.  CONTINGENT LIABILITIES

Litigation and Arbitration

We are regularly involved in litigation and arbitration, both as a defendant and as a plaintiff. The litigation and arbitration naming us as a defendant ordinarily involves our activities as an insurer, investor or taxpayer. It is not feasible to predict or determine the ultimate outcome of all legal or arbitration proceedings or to provide reasonable ranges of potential losses. We believe that the outcomes of our litigation and arbitration matters are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation and arbitration, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operations or cash flows in particular quarterly or annual periods.

Regulatory Matters

State regulatory bodies, the Securities and Exchange Commission (SEC), the National Association of Securities Dealers, Inc. (NASD) and other regulatory bodies regularly make inquiries of The Phoenix Companies, Phoenix Life and our affiliates and, from time to time, conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, and laws governing the activities of broker-dealers. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

For example, during 2003 and 2004, the New York State Insurance Department conducted its routine quinquennial financial and market conduct examination of Phoenix Life and its New York domiciled life insurance subsidiary and the SEC conducted examinations of certain Phoenix Life variable products and certain Phoenix Life affiliated investment advisers and mutual funds. The New York State Insurance Department's report, for the five-year period ending December 31, 2002, cited no material violations. In 2004, the NASD also commenced examinations of two broker-dealer affiliates; the examinations were closed in April 2005 and November 2004, respectively. In February 2005, the NASD notified The Phoenix Companies that it was asserting violations of trade reporting rules by a subsidiary. The Phoenix Companies responded to the NASD allegations in May 2005. Thereafter, in January 2007, the NASD notified The Phoenix Companies that the matter is being referred for potential violations and possible action.

In addition, Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Phoenix Life and its subsidiaries with securities and other laws and regulations affecting their registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted. There has been a significant increase in federal and state regulatory activity relating to financial services companies, with a number of recent regulatory inquiries focusing on late-trading, market timing and valuation issues. Our products entitle us to impose restrictions on transfers between separate account sub-accounts associated with our variable products.

In 2004 and 2005, the Boston District Office of the SEC conducted a compliance examination of certain of The Phoenix Companies affiliates that are registered under the Investment Company Act of 1940 or the Investment Advisers Act of 1940. Following the examination, the staff of the Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity. The staff requested The Phoenix Companies to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether The Phoenix Companies believes reimbursement is necessary or appropriate under the circumstances. A third party was retained to assist The Phoenix Companies in preparing the analysis. Based on this analysis, The Phoenix Companies advised the SEC that it does not believe that reimbursement is appropriate.

Over the past several years, a number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office. While no such action has been initiated against us, it is possible that one or more regulatory agencies may pursue this type of action against us in the future.

Financial services companies have also been the subject of broad industry inquiries by state regulators and attorneys general which do not appear to be company-specific. In this regard, in 2004, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office requesting information regarding certain distribution practices since 1998. Over 40 companies received such a subpoena. The Phoenix Companies cooperated fully and have had no further inquiry since filing our response.

In May 2005, The Phoenix Companies received a subpoena from the Connecticut Attorney General's office and an inquiry from the Connecticut Insurance Department requesting information regarding finite reinsurance. The Phoenix Companies cooperated fully and have had no further inquiry since responding.

These types of regulatory actions may be difficult to assess or quantify, may seek recovery of indeterminate amounts, including punitive and treble damages, and the nature and magnitude of their outcomes may remain unknown for substantial periods of time. While it is not feasible to predict or determine the ultimate outcome of all pending inquiries, investigations, legal proceedings and other regulatory actions, or to provide reasonable ranges of potential losses, we believe that their outcomes are not likely, either individually or in the aggregate, to have a material adverse effect on our consolidated financial condition. However, given the large or indeterminate amounts sought in certain of these actions and the inherent unpredictability of regulatory matters, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on our results of operation or cash flows in particular quarterly or annual periods.

Discontinued Reinsurance Operations

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under contracts which have not been commuted.

For example, we participate in a workers' compensation reinsurance pool formerly managed by Unicover Managers, Inc. (Unicover). The pool ceased accepting new risks in early 1999. Further, we were a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool. We have been involved in disputes relating to the activities of Unicover. These disputes have been substantially resolved or settled.

Our discontinued group accident and health reinsurance operations also include other (non-Unicover) workers' compensation reinsurance contracts and personal accident reinsurance contracts, including contracts assumed in the London market. We are engaged in arbitrations, disputes or investigations with several ceding companies over the validity of, or amount of liabilities assumed under, their contracts. These arbitrations, disputes and investigations are in various stages.

We bought retrocessional reinsurance for a significant portion of our assumed reinsurance liabilities. Some of the retrocessionaires have disputed the validity of, or amount of liabilities assumed under, their contracts with us. Most of these disputes with retrocessionaires have been resolved or settled. The remaining arbitrations and disputes are at various stages.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

We expect our reserves and reinsurance to cover the run-off of the business; however, unfavorable or favorable claims and/or reinsurance recovery experience is reasonably possible and could result in our recognition of additional losses or gains, respectively, in future years. Given the uncertainty associated with litigation and other dispute resolution proceedings, as well as the lack of sufficient claims information, the range of any reasonably possible additional future losses or gains is not currently estimable. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, that any future adverse or favorable development of recorded reserves and/or reinsurance recoverables will not have a material adverse effect on our consolidated financial position. Nevertheless, it is possible that future developments could have a material adverse effect on our consolidated results of operations or cash flows in particular quarterly or annual periods.


22.  OTHER COMMITMENTS

During the normal course of business, the Company enters into agreements to fund venture capital partnerships and to purchase private placement investments. As of December 31, 2006, the Company had committed $181.4 million under such investments, of which $85.8 million is expected to be disbursed by December 31, 2007.

In connection with the sale of certain venture capital partnerships, we issued a guarantee with respect to the outstanding unfunded commitments related to the partnerships that were sold. We believe the likelihood that we will have to perform under this guarantee is remote. The unfunded commitments were $19.4 million at December 31, 2006.

                                     PART C

                                     PART C

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS.

         (a)   Financial Statements.


               (1) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include: Statement of Assets and Liabilities as of December 31, 2006; Statement of Operations for the year ended December 31, 2006; Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005; and Notes to Financial Statements.

               (2) The consolidated financial statements of Phoenix Life Insurance Company and the report of Independent Registered Public Accounting Firm are contained in the Statement of Additional Information. The consolidated financial statements of Phoenix Life Insurance Company include:
                    Consolidated Balance Sheet as of December 31, 2006 and 2005; Consolidated Statement of Income and Comprehensive Income for the years ended December 31, 2006, 2005 and 2004; Consolidated Statement of Cash Flows for the years ended December 31, 2006, 2005 and 2004; Consolidated Statement of Changes in Stockholder's Equity for the years ended December 31, 2006, 2005 and 2004; and Notes to Financial Statements.


         (b)   Exhibits.

               (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via EDGAR on November 29, 1999.

               (2)  Not Applicable.


               (3)  Distribution of Contracts.


                    (a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via EDGAR on November 15, 2001.

                    (b) Form of Broker Dealer Supervisory and Service Agreement between Phoenix Equity Planning Corporation and Independent Brokers with respect to the Sales of Contracts filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

               (4)  (a)   Form of Contract (Big Edge Form No. 1017) is
                          incorporated by reference to Registrant's
                          Post-Effective Amendment No. 9 filed on October 23,
                          1986 and filed via EDGAR with Registrant's
                          Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.


                    (b) Form of Contract (Big Edge Plus Form No. 2646) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and filed via EDGAR Post-Effective Amendment No. 26 (File No. 002-78020) filed on April 30, 1997.

                    (c) Form of Contract (Group Strategic Edge Form Nos. GD601 and GD603) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

                    (d) Form of Contract (Big Edge Choice for New York Form No. D602) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 (File No. 002-78020), filed via EDGAR on February 28, 1997.

                    (e) Form of Contract (The Phoenix Edge-VA for New York Form No. D602NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020), filed via EDGAR on November 29, 1999.


                    (f) Form of Contract (Phoenix Spectrum Edge Form No. 612), filed via EDGAR with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.

                    (g) Guaranteed Minimum Income Benefit Rider, Form Number DR81, filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

                    (h) Guaranteed Minimum Accumulation Benefit Rider, Form DR84, filed via EDGAR on Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 on April 25, 2005.

                    (i) Guaranteed Minimum Withdrawal Benefit Rider Form No. 06GMWB is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4 (File No. 333-123035), filed via EDGAR on December 19, 2006.

               (5)  (a)   Form of Application (Big Edge Form No. OL2502) is
                          incorporated by reference to Registrant's
                          Post-Effective Amendment No. 9 filed on October 23,
                          1986 and Post-Effective Amendment No. 26 (File No.
                          002-78020), filed via EDGAR on April 30, 1997.

                    (b) Form of Application (Big Edge Plus Form No. OL1340) is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed on May 2, 1988 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

                    (c) Form of Application (Group Strategic Edge Form No. OL2318) is incorporated by reference to Registrant's Post-Effective Amendment No. 21 filed on April 29, 1993 and Post-Effective Amendment No. 26 (File No. 002-78020), filed via EDGAR on April 30, 1997.

                    (d) Form of Application (Big Edge Choice for New York Form No. OL2115NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 25 File No. 002-78020), filed via EDGAR on February 28, 1997.

                    (e) Form of Application (The Phoenix Edge-VA for New York Form No. OL2744NY) is incorporated by reference to Registrant's Post-Effective Amendment No. 30 (File No. 002-78020), filed via EDGAR on November 29, 1999.


                    (f) Form of Application (Phoenix Spectrum Edge, Form No. OL3174), filed via EDGAR with Post-Effective Amendment No. 34 (File No. 002-78020) on September 13, 2001.


               (6)  (a)   Amended and Restated Charter of Phoenix Life
                          Insurance Company, dated December 20, 2004, is incorporated by reference to Registration Statement
                          Form N-4 (File No. 002-78020) Post-Effective Amendment
                          No. 44 filed via EDGAR on April 25, 2005.

                    (b) Amended and Restated Bylaws of Phoenix Life Insurance Company, dated December 1, 2004, Registration Statement Form N-4 (File No. 002-78020) Post-Effective Amendment No. 44 filed via EDGAR on April 25, 2005.


               (7)  Not Applicable.

               (8)  Participation Agreements.

                    (1) (a) Participation Agreement dated May 1, 2000 between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                        (b) Amendment dated May 1, 2000 to Participation Agreement between Phoenix Home Life Mutual Insurance Company, PHL Variable Insurance Company, Franklin Templeton Variable Insurance Products Trust, and Franklin Templeton Distributors, Inc. is incorporated by reference to Registrant's Post-Effective amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                        (c) Amendment to Participation Agreement as of May 3, 2004 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company is incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-123040), filed via EDGAR on April 27, 2006.


                        (d) Amendment No. 3 to Participation Agreement as of May 1, 2006, by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Phoenix Life Insurance Company and PHL Variable Insurance Company, is incorporated by reference to Registrant's Form N-4 (File No. 333-123035), Post Effective Amendment No. 3, filed via EDGAR on December 19, 2006.


                    (2) (a) Participation Agreement dated April 18, 1995 between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


                        (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement between Phoenix Home Life Mutual Insurance Company and Wanger Advisors Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


                        (c) Amendment No. 2 to the Participation Agreement dated December 16, 1996 between PHLVIC and Wanger is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (3) Fund Participation Agreement dated July 15, 1999 among Phoenix Home Life Mutual Insurance Company, Insurance Series, and Federated Securities Corp. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (4) (a)  Fund Participation Agreement dated July 19,
                             1999 among Phoenix Home Life Mutual Insurance Company, BT Insurance Funds Trust and Bankers Trust Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


                        (b) Amendment No. 1 dated April 27, 2001 to the Fund Participation Agreement among Phoenix Home Life Mutual Insurance Company, Deutsche Asset Management VIT Funds and Bankers Trust Company, is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.


                        (c) Amendment No. 2 dated October 29, 2001 to the Fund Participation Agreement among Phoenix Life Insurance Company, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (5) Participation Agreement dated December 17, 1999 among Phoenix Home Life Mutual Insurance Company, Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., and Miller Anderson & Sherrerd, LLP is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (6) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, The Alger American Fund and Fred Alger & Company, Incorporated is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (7) Participation Agreement dated June 1, 2000 among Phoenix Home Life Mutual Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (8) Participation Agreement dated March 29, 2001 among Phoenix Home Life Mutual Insurance Company, AIM Variable Insurance Funds, Phoenix Equity Planning Corporation and AIM Distributors, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form S-6 (File No. 033-06793), filed via EDGAR on April 29, 2002.

                    (9) Participation Agreement dated May 30, 2003 among Phoenix Life Insurance Company, Rydex Variable Trust and Rydex Distributors, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-6 (File No. 033-06793), filed via EDGAR on April 30, 2004.

                   (10) Participation Agreement dated April 25, 2005 among Phoenix Life Insurance Company, Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), via EDGAR on April 27, 2006.


                   (11) Participation Agreement dated April 14, 2005 among Phoenix Life Insurance Company, Lord Abbett Series Fund, Inc., and Lord Abbett Distributor LLC, is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-4 (File 333-123035), filed via EDGAR on April 27, 2006.

                   (12) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., is incorporated by reference to Registrant's Form N-4 (File Number 333-123035), on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.


                   (13) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC is incorporated by reference to Registrant's Form N-4 (File Number 333-123035) on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.


                   (14) Participation Agreement dated May 1, 2006 among Phoenix Life Insurance Company, Neuberger Berman Advisers Management Trust and Neuberger Berman Management, Inc., is incorporated by reference to Registrant's Form N-4 (File Number 333-123035) on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.


                   (15) Participation Agreement dated May 1, 2006 among The Universal Institutional Funds Inc., Morgan Stanley Distribution Inc., Morgan Stanley Investment Management Inc., and Phoenix Life Insurance Company, is incorporated by reference to Registrant's Form N-4 (File Number 333-123035) on Post-Effective Amendment No. 3, filed via EDGAR, on December 19, 2006.


                   (16) Amended and Restated Participation Agreement dated January 1, 2007, among The Phoenix Edge Series Fund, Phoenix Life Insurance Company, PHL Variable Insurance Company, and Phoenix Life and Annuity Company, is incorporated by reference to Form N-4 (File No. 033-87376), filed via EDGAR on Post-Effective No. 27, filed via EDGAR on February 20, 2007.

               (9) Written Opinion and Consent of Kathleen A. McGah, Esq. is
                   filed herewith.

              (10) (a) Written Consent of PricewaterhouseCoopers LLP is filed herewith.

                   (b) Powers of Attorney are incorporated by reference to Registrant's Form N-6 (File No. 033-23251) on Post-Effective No. 31, filed via EDGAR, on April 25, 2007.


              (11) Not Applicable.

              (12) Not Applicable.

ITEM 25.    DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR.

           -------------------------------------------------------------------------------------------------------------------------
            NAME AND PRINCIPAL BUSINESS ADDRESS                  POSITIONS AND OFFICES WITH DEPOSITOR
           -------------------------------------------------------------------------------------------------------------------------
            Sal H. Alfiero                                       Director
            Protective Industries, LLC
            Buffalo, NY
           -------------------------------------------------------------------------------------------------------------------------

            Martin N. Bailey                                     Director
            Peterson Institute of International Economics
            Washington, D.C.

           -------------------------------------------------------------------------------------------------------------------------
            Jean S. Blackwell                                    Director
            Cummins Inc.
            Columbus, IN 47202-3005
           -------------------------------------------------------------------------------------------------------------------------

            Peter C. Browning*                                   Director

           -------------------------------------------------------------------------------------------------------------------------
            Arthur P. Byrne                                      Director
            J.W. Childs Associates
            Boston, MA
           -------------------------------------------------------------------------------------------------------------------------
            Sanford Cloud, Jr.*                                  Director
           -------------------------------------------------------------------------------------------------------------------------
            Gordon J. Davis, Esq.                                Director
            LeBoeuf, Lamb, Greene & MacRae, LLP
            New York, NY
           -------------------------------------------------------------------------------------------------------------------------

            John H. Forsgren*                                    Director

           -------------------------------------------------------------------------------------------------------------------------
            Ann Maynard Gray*                                    Director
           -------------------------------------------------------------------------------------------------------------------------

            John E. Haire*                                       Director

           -------------------------------------------------------------------------------------------------------------------------
            Jerry J. Jasinowski                                  Director
            Manufacturing Institute
            Washington, D.C.
           -------------------------------------------------------------------------------------------------------------------------
            Thomas S. Johnson                                    Director
            New York, NY
           -------------------------------------------------------------------------------------------------------------------------
            Dona D. Young*                                       Director, Chairperson of the Board, President and Chief Executive
                                                                 Officer
           -------------------------------------------------------------------------------------------------------------------------
            Michael E. Haylon*                                   Executive Vice President and Chief Financial Officer
           -------------------------------------------------------------------------------------------------------------------------
            Philip K. Polkinghorn*                               Executive Vice President, Life and Annuity
           -------------------------------------------------------------------------------------------------------------------------

            Tracy L. Rich*                                       Executive Vice President, General Counsel and Secretary

           -------------------------------------------------------------------------------------------------------------------------
            Daniel J. Moskey*                                    Vice President and Treasurer
           -------------------------------------------------------------------------------------------------------------------------
            Katherine P. Cody*                                   Senior Vice President and Chief Accounting Officer
           -------------------------------------------------------------------------------------------------------------------------
            James D. Wehr**                                      Executive Vice President and Chief Investment Officer
           -------------------------------------------------------------------------------------------------------------------------

             * The principal business address of this individual is One American Row, Hartford, CT 06103-2899.

            ** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          -----------------------------------------------------------------------------------------------------------
          |                                                                                                         |
---------------------                                                                                        ------------------
Phoenix Life                                                                                                 Phoenix
Insurance                                                                                                    Investment
Company (1,2,3,7,8 +)                                                                                        Management
NY 100%                                                                                                      Company, Inc. (8)
                                                                                                             CT 100%
                                                                                                             Holding Company
---------------------                                                                                        -------------------
          |                                                                                                         |
------------------------------------------------------------                                                        |
          |                                                |                                                        |
          |            ---------------------------------------------------------------------------                  |
          |            |                 |                 |                  |                  |                  |
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  ------------------
 PM Holdings,   Phoenix Life      Phoenix Life      Home Life         Phoenix Life       Phoenix Life        Phoenix
 Inc. (8)       Variable          Variable          Insurance Co.     Separate           Separate            Investment
 CT 100%        Accumulation      Universal Life    Separate          Account C (3 ++)   Account D (3 ++)    Partners, Ltd. (8)
 Holding        Account (1 ++)    Account (2 ++)    Account B (3 ++)  NY                 NY                  DE 100% Asset
 Company        NY                NY                NY                                                       Management Company
 ------------  ----------------- ----------------- ------------------ ------------------ ------------------  -------------------
          |            |                                                                    |                       |
          |            ----------------------------------------------------------------------                       |
          |                                                                       |                                 |
          |------------------------------------------------                       |                                 |
          |                       |                       |                       |                                 |
 -----------------------   --------------------   ---------------------    -----------------                        |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                              |
 Variable                  Insurance              Annuity                  Edge Series                              |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                                     |
 DE Registered             CT 100%                CT 100%                  MA                                       |
 Investment Adviser                                                        Mutual Fund                              |
 -----------------------   --------------------   ---------------------    -----------------                        |
                                   |                      |                      |                                  |
           ------------------------|                      |                      |                     |----------------------|
           |                       |                      |                      |                     |                      |
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |            Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |            Planning            Investment
 Account (4 ++)            Universal Life         Variable                       |            Corporation (7,8)   Management
 CT                        Account (5 ++)         Universal Life                 |            CT 100%             Co.(8)
                           CT                     Account (6 ++)                 |            Broker/Dealer       IL 100% Registered
                                                  CT                             |                                Investment Adviser
 -----------------------   --------------------   ---------------------          |            -----------------   ------------------
           |                       |                      |                      |                     |
           |                       |                      |----------------------|            -----------------
           |                       |                                             |            Phoenix
           -----------------------------------------------------------------------            Investment
                                                                                              Counsel, Inc. (8)
                                                                                              MA 100% Registered
                                                                                              Investment Adviser
                                                                                              ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant



ITEM 27.    NUMBER OF CONTRACT OWNERS.


     On February 28, 2007 there were 12,275 qualified and 8,215 nonqualified contract owners.


ITEM 28.    INDEMNIFICATION.

     Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI, Section 6.1 of the Bylaws of the Depositor (as amended and restated effective December 1, 2004) provide that:

     "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)  is or was a Director, officer or employee of the Company; or

     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS.

1. Phoenix Equity Planning Corporation ("PEPCO")

     (a) PEPCO serves as the principal underwriter for the following entities:


         Phoenix Adviser Trust, Phoenix Asset Trust, Phoenix CA Tax-Exempt Bond Fund, Phoenix Equity Series Fund, Phoenix Equity Trust, Phoenix Insight Funds Trust, Phoenix Institutional Mutual Funds, Phoenix Investment Series Fund, Phoenix Investment Trust 06, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix Opportunities Trust, Phoenix PHOLIOs(SM), Phoenix Portfolios, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, The Phoenix Edge Series Fund, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, Phoenix Life and Annuity Variable Universal Life Account, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account and PHL Variable Separate Account MVA1.


     (b) Directors and Executive Officers of PEPCO.

      NAME                                         POSITION
      ----                                         --------

      George R. Aylward, Jr.**                     Director, Executive Vice President
      John H. Beers*                               Vice President and Secretary
      John R. Flores*                              Vice President and Anti-Money Laundering Officer
      Michael E. Haylon*                           Director
      Stephen D. Gresham**                         Director, Senior Vice President
      David C. Martin*                             Vice President and Chief Compliance Officer

      Glenn H. Pease**                             Vice President, Finance and Treasurer

      David R. Pellerin*                           Vice President and Chief Financial Officer
      Philip K. Polkinghorn*                       Executive Vice President
      Francis G. Waltman**                         Director, President


      *  The business address of this individual is One American Row, Hartford, CT 06103-2899
     **  The business address of this individual is 56 Prospect Street, Hartford, CT 06103-2836

     (c) PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06103-2899.

ITEM 31.    MANAGEMENT SERVICES.


    Under a contract with Phoenix Life Insurance Company ("PLIC"), Ibbotson Associates provides certain asset allocation services, including a risk tolerance questionnaire to assist the policy owner, for use in conjunction with the policy. For these services, PLIC pays Ibbotson an annual flat fee. The fees paid for the last three fiscal years follow:


            YEAR             FEE PAID
            ----             --------

            2006             $101,000

            2005             $ 86,000

            2004             $ 98, 275

ITEM 32.    UNDERTAKINGS.

        (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be accepted;

        (b) Registrant hereby undertakes to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

        (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

        (d) Phoenix Life Insurance Company represents that the fees and charges deducted under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Phoenix Life Insurance Company.

                                   SIGNATURES
                                   ----------


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Phoenix Life Variable Accumulation Account, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 48 pursuant to Rule 485(b) under the Securities Act of 1933. The Registrant causes this Post-Effective Amendment No. 48 to Registration Statement No. 002-78020 to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Hartford and the State of Connecticut, on this 1st day of May, 2007.

                             PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                             PHOENIX LIFE INSURANCE COMPANY



                        By:
                             ---------------------------------------------------
                             *Dona D. Young, Chairperson of the Board, President
                              and Chief Executive Officer


                        By:  /s/ John H. Beers

                             ---------------------------------------------------

                             *John H. Beers

                      *As Attorney-in-Fact pursuant to power of attorney

As required by the Securities Act of 1933, the following persons in the capacities stated have signed this Post-Effective Amendment No. 48 to Registration Statement No. 002-78020 on May 1, 2007.


                             SIGNATURE                                   TITLE
                             ---------                                   -----


                                                                         Director, Chairperson of the Board, President and Chief
                                                                         Executive Officer
  ---------------------------------------------------------------
    *Dona D. Young

                                                                         Executive Vice President and Chief Financial Officer
  ---------------------------------------------------------------
    *Michael E. Haylon

                                                                         Senior Vice President and Chief Accounting Officer
  ---------------------------------------------------------------
    *Katherine P. Cody


                                                                         Director
  ---------------------------------------------------------------
    *Sal H. Alfiero

                                                                         Director
  ---------------------------------------------------------------
    *Martin N. Bailey

                                                                         Director
  ---------------------------------------------------------------
    *Jean S. Blackwell

                                                                         Director
  ---------------------------------------------------------------
    *Peter C. Browning

                                                                         Director

  ---------------------------------------------------------------
    *Arthur P. Byrne

                             SIGNATURE                                   TITLE
                             ---------                                   -----

                                                                         Director

  ---------------------------------------------------------------
    *Sanford Cloud, Jr.

                                                                         Director

  ---------------------------------------------------------------
    *Gordon J. Davis

                                                                         Director

  ---------------------------------------------------------------
   *John H. Forsgren

                                                                         Director

  ---------------------------------------------------------------
    *Ann Maynard Gray

                                                                         Director

  ---------------------------------------------------------------
    *John E. Haire

                                                                         Director

  ---------------------------------------------------------------
    *Jerry J. Jasinowski

                                                                         Director

  ---------------------------------------------------------------
    *Thomas S. Johnson


  /s/ John H. Beers                                                      *Attorney-in-Fact pursuant to
  ---------------------------------------------------------------        power of attorney
    *John H. Beers


                                      S-2